UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05972

Name of Registrant: Vanguard International Equity Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2013 – April 30, 2014

Item 1: Reports to Shareholders

Semiannual Report | April 30, 2014
Vanguard International Stock Index Funds

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
European Stock Index Fund.	9
Pacific Stock Index Fund.	31
Emerging Markets Stock Index Fund.	51
About Your Fund’s Expenses.	73
Trustees Approve Advisory Arrangements.	76
Glossary.	77

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas. This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended April 30, 2014
Total
Returns
Vanguard European Stock Index Fund
Investor Shares	8.71%
Admiral™ Shares	8.77
Signal® Shares	8.80
Institutional Shares	8.82
FTSE Europe ETF Shares
Market Price	8.59
Net Asset Value	8.76
FTSE Developed Europe Index	8.35
European Region Funds Average	7.33
European Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Pacific Stock Index Fund
Investor Shares	-2.85%
Admiral Shares	-2.77
Signal Shares	-2.80
Institutional Shares	-2.80
FTSE Pacific ETF Shares
Market Price	-2.88
Net Asset Value	-2.77
FTSE Developed Asia Pacific Index	-2.93
Japan/Pacific Region Funds Average	-3.60
Japan/Pacific Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

1

Your Fund’s Total Returns

Six Months Ended April 30, 2014
Total
Returns
Vanguard Emerging Markets Stock Index Fund
Investor Shares	-2.85%
Admiral Shares	-2.74
Signal Shares	-2.74
Institutional Shares	-2.72
Institutional Plus Shares	-2.71
FTSE Emerging Markets ETF Shares
Market Price	-1.53
Net Asset Value	-2.72
FTSE Emerging Index	-3.18
Emerging Markets Funds Average	-1.99
Emerging Markets Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

October 31, 2013, Through April 30, 2014
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard European Stock Index Fund
Investor Shares	$30.42	$32.46	$0.576	$0.000
Admiral Shares	70.85	75.59	1.392	0.000
Signal Shares	27.41	29.25	0.539	0.000
Institutional Shares	30.21	32.24	0.598	0.000
FTSE Europe ETF Shares	56.64	60.43	1.115	0.000
Vanguard Pacific Stock Index Fund
Investor Shares	$11.76	$11.26	$0.164	$0.000
Admiral Shares	76.32	73.09	1.114	0.000
Signal Shares	26.51	25.38	0.387	0.000
Institutional Shares	11.68	11.18	0.172	0.000
FTSE Pacific ETF Shares	61.71	59.10	0.902	0.000
Vanguard Emerging Markets Stock Index Fund
Investor Shares	$26.78	$25.83	$0.181	$0.000
Admiral Shares	35.17	33.93	0.269	0.000
Signal Shares	33.81	32.62	0.258	0.000
Institutional Shares	26.74	25.80	0.208	0.000
Institutional Plus Shares	88.97	85.84	0.699	0.000
FTSE Emerging Markets ETF Shares	42.28	40.80	0.321	0.000

3

Chairman’s Letter

Dear Shareholder,

International stock markets responded primarily to shifts in the outlook for economic growth and the direction of interest rates during the six months ended April 30, 2014. Fairly modest improvements in the European economy were enough to lift investor sentiment and drive stock markets higher across that region. Vanguard European Stock Index Fund returned about 9% for the half year.

Other markets outside the United States generally didn’t fare as well. Optimism about government efforts to jump-start the Japanese economy began to flag, weighing heavily on the performance of Vanguard Pacific Stock Index Fund, which returned about –3% for the six months. Signs of slower growth in China along with rising interest rates and political turmoil in some developing markets resulted in a return of about –3% for Vanguard Emerging Markets Stock Index Fund as well.

Recent progress has been sporadic, but stocks continued their climb
For the half year ended April 30, U.S. stocks returned almost 8%, notwithstanding the patches of turbulence the market has encountered in 2014. Technology stocks, for example, turned in a rocky performance amid concerns about pricey valuations. Poor economic data from China and the conflict in Ukraine also unsettled investors.

Global economic and political shifts are, of course, as inevitable as they are unpredictable. Broad diversification remains the best

4

way of managing the risks they pose to your portfolio. As Joe Davis, our chief economist, noted recently, “Having a broader portfolio tends to moderate those individual issues, and that’s always, I think, a valuable starting point for investors.”

Despite low yields, the bond market experienced a surprising rally
Bonds continued to emerge from the struggles that marked much of 2013, when the market was roiled by worries about the prospect of the Federal Reserve reducing its stimulative bond-buying. In January, however, when the Fed actually started to trim purchases, investors seemed to take the news in stride.

The broad U.S. taxable bond market returned 1.74%. The yield of the 10-year Treasury note ended the six months at 2.69%, up from 2.54% on October 31 but down from nearly 3% on December 31. (Bond prices and yields move in opposite directions.)

Municipal bonds returned 4.08% for the six months. Money market and savings accounts posted paltry returns as the Fed’s target for short-term interest rates remained at 0%–0.25%.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 2.33%.

Market Barometer

			Total Returns
		Periods Ended April 30, 2014
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	8.25%	20.81%	19.52%
Russell 2000 Index (Small-caps)	3.08	20.50	19.84
Russell 3000 Index (Broad U.S. market)	7.83	20.78	19.54
FTSE All-World ex US Index (International)	2.84	9.77	13.22

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	1.74%	-0.26%	4.88%
Barclays Municipal Bond Index (Broad tax-exempt market)	4.08	0.50	5.54
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.04	0.08

CPI
Consumer Price Index	1.51%	1.95%	2.14%

5

Fund returns reflected contrasting economic backdrops
Stock markets outside the United States ended the six months up about 3% as a whole. Underlying that performance were returns for Europe, the Pacific, and emerging markets, which ranged roughly from 9% to –3% as their economies headed in different directions over the period.

Almost every developed market in the European Stock Index Fund gained ground. Although the Eurozone continued to struggle with high levels of unemployment and government debt in some member states, the region’s emergence from recession helped fuel high single-digit returns for some of its larger economies, including Germany and France. Some smaller economies that had fallen out of favor with investors during the debt crisis, including Ireland and Portugal, posted even stronger returns. The United Kingdom—a heavyweight in the fund, representing almost one-third of its assets—returned about 7% amid stronger housing and employment data as well as a strengthening of the British pound against the U.S. dollar.

In terms of sectors, health care, utilities, and oil and gas returned more than 10%. Consumer services and technology were the laggards, with returns of about 3% each.

The Pacific Stock Index Fund slipped into negative territory, largely owing to a drop of almost 6% in Japanese stocks, which

Expense Ratios
Your Fund Compared With Its Peer Group
							Peer
	Investor	Admiral	Signal	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
European Stock Index Fund	0.26%	0.12%	0.12%	0.09%	—	0.12%	1.27%
Pacific Stock Index Fund	0.26	0.12	0.12	0.09	—	0.12	1.39
Emerging Markets Stock Index
Fund	0.33	0.15	0.15	0.12	0.10%	0.15	1.54

The fund expense ratios shown are from the prospectus dated February 27, 2014, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2014, the funds’ annualized expense ratios were: for the European Stock Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.09% for Institutional Shares, and 0.12% for FTSE Europe ETF Shares; for the Pacific Stock Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.09% for Institutional Shares, and 0.12% for FTSE Pacific ETF Shares; and for the Emerging Markets Stock Index Fund, 0.33% for Investor Shares, 0.15% for Admiral Shares, 0.15% for Signal Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.15% for FTSE Emerging Markets ETF Shares.

Peer groups: For the European Stock Index Fund, European Region Funds; for the Pacific Stock Index Fund, Japan/Pacific Region Funds; for the Emerging Markets Stock Index Fund, Emerging Markets Funds.

6

accounted for more than half of the fund’s assets in this region. Investors initially applauded the aggressive stimulus program Japan introduced last spring, aimed at ending deflation and breathing new life back into the world’s third-largest economy. The pace of economic growth has slackened since then, however, and exports have not benefited from the weaker currency as much as had been expected. New Zealand, Australia, and Hong Kong, in contrast, produced positive returns.

In this region, seven of ten market sectors posted negative returns. Technology was the outlier with a gain of almost 12%.

The Emerging Markets Stock Index Fund lost ground as well. There were positive performances from not quite half of the countries in the index. India’s economy seemed to be on the mend, and United Arab Emirates stocks were increasingly on investors’ radar screens. However, they were not able to offset negative returns from some of their larger counterparts. Slowing growth in China, along with concerns about its banking sector, weighed on stock prices in the world’s second-largest economy. Russian stocks were down even more amid the conflict in Ukraine and sanctions from the West. Additional challenges facing other emerging markets included soft global demand for commodities, rising interest rates, and political instability.

Here, too, technology performed well, while basic materials and consumer services were the laggards.

A note on fair-value pricing

The reported return of a fund that tracks an index sometimes may diverge from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

7

Balancing investors’ ‘home bias’ and the benefits of diversification
Many investors have a natural tendency to focus on companies close to home. But this “home bias” can lead to missed opportunities to diversify your portfolio internationally.

Stocks of companies based outside the United States account for about half of the global equity market. Vanguard’s analysis of more than four decades of data shows that, on average, adding such stocks to a U.S. portfolio would have reduced the volatility of returns. This benefit has generally persisted even as economies and markets have become more integrated.

International stocks offer exposure to a wider array of economic and market forces, producing returns that vary from those of U.S. stocks—which helps reduce volatility risk. Of course, the impact of diversification changes over time as returns, volatilities, and correlations between foreign and domestic stocks change.

When it comes to deciding how much to allocate to international stocks, there’s no one-size-fits-all answer. It depends on your view regarding some of the short-term and long-term trade-offs, which include potential exposure to currency fluctuations and generally higher transaction and investment costs.

Vanguard suggests that allocating 20% of your equity portfolio to non-U.S. stocks may be a reasonable starting point. (You can read more in Global Equities: Balancing Home Bias and Diversification, available at vanguard.com/research.)

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 14, 2014

8

European Stock Index Fund

Fund Profile
As of April 30, 2014

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	FTSE Europe
	Shares	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VEURX	VEUSX	VESSX	VESIX	VGK
Expense Ratio[1]	0.26%	0.12%	0.12%	0.09%	0.12%

Portfolio Characteristics
			FTSE
		FTSE	Global
		Developed	All Cap
		Europe	ex US
	Fund	Index	Index
Number of Stocks	515	509	5,471
Median Market Cap	$53.5B	$53.5B	$27.3B
Price/Earnings Ratio	18.8x	18.9x	16.9x
Price/Book Ratio	1.9x	1.9x	1.7x
Return on Equity	15.5%	15.5%	14.0%
Earnings Growth
Rate	7.9%	7.9%	9.6%
Dividend Yield	3.2%	3.2%	2.8%
Turnover Rate
(Annualized)	7%	—	—
Short-Term Reserves	-0.1%	—	—

Sector Diversification (% of equity exposure)
			FTSE
		FTSE	Global
		Developed	All Cap
		Europe	ex US
	Fund	Index	Index
Basic Materials	8.6%	8.6%	8.5%
Consumer Goods	17.3	17.3	15.0
Consumer Services	6.6	6.6	8.0
Financials	22.4	22.4	25.8
Health Care	11.4	11.4	7.4
Industrials	12.8	12.8	14.0
Oil & Gas	9.4	9.4	8.8
Technology	2.9	2.9	4.5
Telecommunications	4.4	4.4	4.5
Utilities	4.2	4.2	3.5

Volatility Measures
	Spliced	FTSE Global
	European	All Cap
	Stock	ex US
	Index	Index
R-Squared	0.99	0.94
Beta	0.99	1.07

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Royal Dutch Shell plc	Integrated Oil & Gas	2.8%
Nestle SA	Food Products	2.7
Roche Holding AG	Pharmaceuticals	2.2
Novartis AG	Pharmaceuticals	2.2
HSBC Holdings plc	Banks	2.1
BP plc	Integrated Oil & Gas	1.7
Total SA	Integrated Oil & Gas	1.6
GlaxoSmithKline plc	Pharmaceuticals	1.4
Sanofi	Pharmaceuticals	1.3
Unilever plc	Food Products	1.3
Top Ten		19.3%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 27, 2014, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2014, the annualized expense ratios were 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.09% for Institutional Shares, and 0.12% for FTSE Europe ETF Shares.

9

European Stock Index Fund

Market Diversification (% of equity exposure)
			FTSE
		FTSE	Global
		Developed	All Cap
		Europe	ex US
	Fund	Index	Index
Europe
United Kingdom	32.2%	32.1%	15.7%
France	14.6	14.6	6.7
Germany	13.7	13.7	6.4
Switzerland	13.5	13.6	6.2
Spain	5.3	5.3	2.5
Sweden	4.7	4.7	2.3
Netherlands	4.2	4.2	2.0
Italy	4.0	4.0	2.0
Denmark	2.2	2.3	1.1
Belgium	1.8	1.8	0.9
Finland	1.3	1.3	0.7
Norway	1.2	1.2	0.7
Other	1.3	1.2	0.8
Subtotal	100.0%	100.0%	48.0%
Pacific	0.0%	0.0%	27.1%
Emerging Markets	0.0%	0.0%	17.3%
North America	0.0%	0.0%	7.2%
Middle East	0.0%	0.0%	0.4%

10

European Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2003, Through April 30, 2014

Average Annual Total Returns: Periods Ended March 31, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	24.88%	17.75%	7.55%
Admiral Shares	8/13/2001	25.05	17.90	7.67
Signal Shares	10/6/2006	25.05	17.89	3.781
Institutional Shares	5/15/2000	25.07	17.94	7.71
FTSE Europe ETF Shares	3/4/2005
Market Price		25.23	17.89	5.83[1]
Net Asset Value		25.05	17.90	5.84[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

11

European Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2014

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Austria †		98,292	0.4%

Belgium
Anheuser-Busch InBev NV	1,956,372	213,239	1.0%
Belgium—Other †		187,513	0.8%
		400,752	1.8%
Denmark
Novo Nordisk A/S Class B	4,775,090	216,722	0.9%
Denmark—Other †		296,115	1.3%
		512,837	2.2%

Finland †		292,364	1.3%

France
Total SA	4,982,416	356,467	1.6%
Sanofi	2,807,297	302,967	1.3%
BNP Paribas SA	2,395,763	180,031	0.8%
Schneider Electric SA	1,339,427	125,735	0.6%
^ AXA SA	4,654,843	121,474	0.5%
LVMH Moet Hennessy Louis Vuitton SA	607,836	119,742	0.5%
France—Other †		2,123,515	9.3%
		3,329,931	14.6%
Germany
Bayer AG	2,028,277	282,019	1.2%
* BASF SE	2,264,182	262,661	1.2%
Siemens AG	1,944,316	256,498	1.1%

12

European Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Daimler AG	2,343,116	218,145	1.0%
Allianz SE	1,116,049	194,228	0.8%
SAP AG	2,192,480	177,214	0.8%
Deutsche Telekom AG	7,534,519	126,590	0.6%
Kabel Deutschland Holding AG	52,554	7,120	0.0%
Germany—Other †		1,598,970	7.0%
		3,123,445	13.7%

Greece †		35,488	0.2%

Ireland †		80,837	0.4%

Italy
Eni SPA	6,038,479	156,395	0.7%
Italy—Other †		743,420	3.2%
		899,815	3.9%
Netherlands
Unilever NV	3,817,601	163,705	0.7%
* ING Groep NV	9,473,951	135,430	0.6%
Netherlands—Other †		666,930	2.9%
		966,065	4.2%

Norway †		273,396	1.2%

[1]Other †		892	0.0%

Portugal †		74,467	0.3%

Spain
* Banco Santander SA	28,338,844	281,852	1.2%
Banco Bilbao Vizcaya Argentaria SA	14,179,009	174,656	0.8%
Telefonica SA	9,886,335	165,916	0.7%
Spain—Other †		584,436	2.6%
		1,206,860	5.3%
Sweden
Nordea Bank AB	7,793,417	112,931	0.5%
Sweden—Other †		956,630	4.2%
		1,069,561	4.7%
Switzerland
Nestle SA	7,821,256	604,460	2.7%
Roche Holding AG	1,723,286	505,520	2.2%
Novartis AG	5,711,677	496,531	2.2%
UBS AG	8,642,047	180,739	0.8%
* ABB Ltd.	5,673,123	136,587	0.6%
* Cie Financiere Richemont SA	1,220,660	124,190	0.5%
* Credit Suisse Group AG	3,914,845	124,111	0.5%
Switzerland—Other †		918,412	4.0%
		3,090,550	13.5%

13

European Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
United Kingdom
HSBC Holdings plc		46,183,644	471,892	2.1%
BP plc		45,265,567	382,187	1.7%
GlaxoSmithKline plc		11,924,522	329,485	1.4%
Royal Dutch Shell plc Class A		7,660,517	302,856	1.3%
British American Tobacco plc		4,634,744	267,636	1.2%
Royal Dutch Shell plc Class B		6,015,518	255,428	1.1%
Vodafone Group plc		65,160,048	247,390	1.1%
AstraZeneca plc		3,059,666	241,517	1.1%
Diageo plc		6,177,722	189,286	0.8%
* Lloyds Banking Group plc		132,574,171	169,062	0.7%
BG Group plc		8,342,185	168,759	0.7%
Barclays plc		39,403,790	168,258	0.7%
BHP Billiton plc		5,180,335	168,178	0.7%
Rio Tinto plc		3,058,162	166,267	0.7%
Prudential plc		6,259,642	143,905	0.6%
Unilever plc		2,957,180	132,285	0.6%
National Grid plc		9,149,134	130,041	0.6%
Reckitt Benckiser Group plc		1,582,446	127,746	0.6%
Glencore Xstrata plc		23,570,738	127,184	0.6%
SABMiller plc		2,319,112	126,279	0.6%
BT Group plc		19,301,862	120,496	0.5%
Royal Dutch Shell plc Class A (Amsterdam Shares)		1,993,326	78,853	0.4%
United Kingdom—Other †			2,796,921	12.3%
			7,311,911	32.1%
Total Common Stocks (Cost $22,210,153)			22,767,463	99.8%[2]

	Coupon
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.124%	617,331,910	617,332	2.7%

5U.S. Government and Agency Obligations †			19,299	0.1%
Total Temporary Cash Investments (Cost $636,631)			636,631	2.8%[2]
Total Investments (Cost $22,846,784)			23,404,094	102.6%
Other Assets and Liabilities
Other Assets			122,561	0.5%
Liabilities[4]			(720,435)	(3.1%)
			(597,874)	(2.6%)
Net Assets			22,806,220	100.0%

14

European Stock Index Fund

At April 30, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	24,386,486
Undistributed Net Investment Income	135,198
Accumulated Net Realized Losses	(2,275,789)
Unrealized Appreciation (Depreciation)
Investment Securities	557,310
Futures Contracts	1,066
Forward Currency Contracts	551
Foreign Currencies	1,398
Net Assets	22,806,220

Investor Shares—Net Assets
Applicable to 28,239,793 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	916,634
Net Asset Value Per Share—Investor Shares	$32.46

Admiral Shares—Net Assets
Applicable to 52,042,451 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,934,131
Net Asset Value Per Share—Admiral Shares	$75.59

Signal Shares—Net Assets
Applicable to 15,840,426 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	463,304
Net Asset Value Per Share—Signal Shares	$29.25

Institutional Shares—Net Assets
Applicable to 33,506,509 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,080,166
Net Asset Value Per Share—Institutional Shares	$32.24

ETF Shares—Net Assets
Applicable to 271,570,626 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	16,411,985
Net Asset Value Per Share—ETF Shares	$60.43

See Note A in Notes to Financial Statements.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $583,421,000.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 2.6%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $617,332,000 of collateral received for securities on loan.
5 Securities with a value of $2,600,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

15

European Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2014
($000)
Investment Income
Income
Dividends[1]	539,372
Interest[2]	69
Securities Lending	3,374
Total Income	542,815
Expenses
The Vanguard Group—Note B
Investment Advisory Services	784
Management and Administrative—Investor Shares	934
Management and Administrative—Admiral Shares	1,579
Management and Administrative—Signal Shares	162
Management and Administrative—Institutional Shares	220
Management and Administrative—Institutional Plus Shares	8
Management and Administrative—ETF Shares	5,567
Marketing and Distribution—Investor Shares	80
Marketing and Distribution—Admiral Shares	246
Marketing and Distribution—Signal Shares	54
Marketing and Distribution—Institutional Shares	111
Marketing and Distribution—Institutional Plus Shares	15
Marketing and Distribution—ETF Shares	1,565
Custodian Fees	988
Shareholders’ Reports—Investor Shares	21
Shareholders’ Reports—Admiral Shares	11
Shareholders’ Reports—Signal Shares	3
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—Institutional Plus Shares	—
Shareholders’ Reports—ETF Shares	182
Trustees’ Fees and Expenses	6
Total Expenses	12,537
Net Investment Income	530,278
Realized Net Gain (Loss)
Investment Securities Sold	212,258
Futures Contracts	1,382
Foreign Currencies and Forward Currency Contracts	2,684
Realized Net Gain (Loss)	216,324
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,025,797
Futures Contracts	(1,161)
Foreign Currencies and Forward Currency Contracts	711
Change in Unrealized Appreciation (Depreciation)	1,025,347
Net Increase (Decrease) in Net Assets Resulting from Operations	1,771,949

1 Dividends are net of foreign withholding taxes of $28,639,000.
2 Interest income from an affiliated company of the fund was $65,000.
See accompanying Notes, which are an integral part of the Financial Statements.

16

European Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	530,278	353,210
Realized Net Gain (Loss)	216,324	234,579
Change in Unrealized Appreciation (Depreciation)	1,025,347	2,243,153
Net Increase (Decrease) in Net Assets Resulting from Operations	1,771,949	2,830,942
Distributions
Net Investment Income
Investor Shares	(16,013)	(25,588)
Admiral Shares	(70,742)	(98,333)
Signal Shares	(8,303)	(11,793)
Institutional Shares	(18,498)	(25,112)
Institutional Plus Shares	(470)	(2,226)
ETF Shares	(290,720)	(214,905)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(404,746)	(377,957)
Capital Share Transactions
Investor Shares	(7,942)	(59,529)
Admiral Shares	351,378	232,687
Signal Shares	4,592	100,005
Institutional Shares	115,297	(22,260)
Institutional Plus Shares	(115,592)	102,225
ETF Shares	3,381,337	6,686,863
Net Increase (Decrease) from Capital Share Transactions	3,729,070	7,039,991
Total Increase (Decrease)	5,096,273	9,492,976
Net Assets
Beginning of Period	17,709,947	8,216,971
End of Period[1]	22,806,220	17,709,947
1 Net Assets—End of Period includes undistributed net investment income of $135,198,000 and $9,132,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

European Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$30.42	$24.69	$24.48	$27.15	$25.77	$21.99
Investment Operations
Net Investment Income	.751[1]	.830	.836	.882[2]	.768[2]	1.008
Net Realized and Unrealized Gain (Loss)
on Investments	1.865	5.800	.925	(2.545)	1.594	4.269
Total from Investment Operations	2.616	6.630	1.761	(1.663)	2.362	5.277
Distributions
Dividends from Net Investment Income	(.576)	(.900)	(1.551)	(1.007)	(.982)	(1.497)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.576)	(.900)	(1.551)	(1.007)	(.982)	(1.497)
Net Asset Value, End of Period	$32.46	$30.42	$24.69	$24.48	$27.15	$25.77

Total Return[3]	8.71%	27.47%	7.77%	-6.35%	9.35%	26.25%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$917	$868	$760	$851	$1,884	$5,789
Ratio of Total Expenses to
Average Net Assets	0.26%	0.26%	0.26%	0.26%	0.26%	0.27%
Ratio of Net Investment Income to
Average Net Assets	4.10%[1]	3.02%	3.75%	3.46%	2.98%	3.80%
Portfolio Turnover Rate[4]	7%	10%	7%	6%	11%	18%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $.299 and 1.01%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

European Stock Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$70.85	$57.54	$57.09	$63.75	$60.51	$51.71
Investment Operations
Net Investment Income	1.803[1]	2.026	2.032	2.222[2]	1.758[2]	2.448
Net Realized and Unrealized Gain (Loss)
on Investments	4.329	13.503	2.152	(6.020)	3.864	9.968
Total from Investment Operations	6.132	15.529	4.184	(3.798)	5.622	12.416
Distributions
Dividends from Net Investment Income	(1.392)	(2.219)	(3.734)	(2.862)	(2.382)	(3.616)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(1.392)	(2.219)	(3.734)	(2.862)	(2.382)	(3.616)
Net Asset Value, End of Period	$75.59	$70.85	$57.54	$57.09	$63.75	$60.51

Total Return[3]	8.77%	27.64%	7.93%	-6.22%	9.49%	26.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,934	$3,340	$2,508	$2,531	$2,087	$1,700
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.14%	0.14%	0.16%
Ratio of Net Investment Income to
Average Net Assets	4.24%[1]	3.16%	3.89%	3.58%	3.10%	3.91%
Portfolio Turnover Rate[4]	7%	10%	7%	6%	11%	18%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $.695 and 1.01%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

European Stock Index Fund

Financial Highlights

Signal Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$27.41	$22.26	$22.09	$24.68	$23.42	$20.01
Investment Operations
Net Investment Income	.698[1]	.786	.788	.852[2]	.686[2]	.947
Net Realized and Unrealized Gain (Loss)
on Investments	1.681	5.224	.827	(2.327)	1.497	3.860
Total from Investment Operations	2.379	6.010	1.615	(1.475)	2.183	4.807
Distributions
Dividends from Net Investment Income	(.539)	(.860)	(1.445)	(1.115)	(.923)	(1.397)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.539)	(.860)	(1.445)	(1.115)	(.923)	(1.397)
Net Asset Value, End of Period	$29.25	$27.41	$22.26	$22.09	$24.68	$23.42

Total Return[3]	8.80%	27.65%	7.91%	-6.24%	9.52%	26.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$463	$430	$259	$227	$272	$245
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.14%	0.14%	0.16%
Ratio of Net Investment Income to
Average Net Assets	4.24%[1]	3.16%	3.89%	3.58%	3.10%	3.91%
Portfolio Turnover Rate[4]	7%	10%	7%	6%	11%	18%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $.269 and 1.01%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

European Stock Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$30.21	$24.54	$24.36	$27.20	$25.80	$22.04
Investment Operations
Net Investment Income	.774[1]	.871	.875	.898[2]	.764[2]	1.036
Net Realized and Unrealized Gain (Loss)
on Investments	1.854	5.755	.912	(2.510)	1.644	4.277
Total from Investment Operations	2.628	6.626	1.787	(1.612)	2.408	5.313
Distributions
Dividends from Net Investment Income	(.598)	(.956)	(1.607)	(1.228)	(1.008)	(1.553)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.598)	(.956)	(1.607)	(1.228)	(1.008)	(1.553)
Net Asset Value, End of Period	$32.24	$30.21	$24.54	$24.36	$27.20	$25.80

Total Return[3]	8.82%	27.66%	7.95%	-6.19%	9.53%	26.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,080	$901	$762	$606	$1,349	$853
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	4.27%[1]	3.19%	3.92%	3.62%	3.14%	3.95%
Portfolio Turnover Rate[4]	7%	10%	7%	6%	11%	18%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $.297 and 1.01%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

European Stock Index Fund

Financial Highlights

Institutional Plus Shares
	Oct. 31,	May 17,
	2013 to	2013[1] to
	March 17,	Oct. 31,
For a Share Outstanding Throughout Each Period	2014[2]	2013
Net Asset Value, Beginning of Period	$126.52	$116.90
Investment Operations
Net Investment Income	2.253[3]	2.257
Net Realized and Unrealized Gain (Loss) on Investments	2.866	9.966
Total from Investment Operations	5.119	12.223
Distributions
Dividends from Net Investment Income	(.539)	(2.603)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.539)	(2.603)
Net Asset Value, End of Period	$131.10[2]	$126.52

Total Return[4]	4.06%	10.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$0	$110
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[5]
Ratio of Net Investment Income to Average Net Assets	2.59%[3]	3.20%[5]
Portfolio Turnover Rate[6]	7%	10%

The expense ratio and turnover rate for the current period have been annualized.
1 Inception.
2 Net asset value as of March 17, 2014, on which date the sole shareholder converted to ETF Shares.
3 Net investment income per share and the ratio of net investment income to average net assets include $1.242 and 1.01%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

European Stock Index Fund

Financial Highlights

FTSE Europe ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$56.64	$46.01	$45.66	$51.00	$48.41	$41.37
Investment Operations
Net Investment Income	1.442[1]	1.626	1.630	1.826[2]	1.420[2]	1.964
Net Realized and Unrealized Gain (Loss)
on Investments	3.463	10.787	1.706	(4.860)	3.082	7.977
Total from Investment Operations	4.905	12.413	3.336	(3.034)	4.502	9.941
Distributions
Dividends from Net Investment Income	(1.115)	(1.783)	(2.986)	(2.306)	(1.912)	(2.901)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(1.115)	(1.783)	(2.986)	(2.306)	(1.912)	(2.901)
Net Asset Value, End of Period	$60.43	$56.64	$46.01	$45.66	$51.00	$48.41

Total Return	8.76%	27.67%	7.95%	-6.22%	9.48%	26.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,412	$12,061	$3,928	$2,630	$2,858	$2,464
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.14%	0.14%	0.16%
Ratio of Net Investment Income to
Average Net Assets	4.24%[1]	3.16%	3.89%	3.58%	3.10%	3.91%
Portfolio Turnover Rate[3]	7%	10%	7%	6%	11%	18%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $.556 and 1.01%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Calculated based on average shares outstanding.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

European Stock Index Fund

Notes to Financial Statements

Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. On March 17, 2014, the sole shareholder in the Institutional Plus class converted to ETF Shares. The fund has not issued any additional Institutional Plus Shares as of April 30, 2014. ETF Shares, known as Vanguard FTSE Europe ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when

24

European Stock Index Fund

futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearing-house, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on quarterly average notional amounts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2010–2013), and for the period ended April 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

25

European Stock Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2014, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2014, the fund had contributed capital of $2,339,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.94% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

26

European Stock Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	22,459	22,745,004	—
Temporary Cash Investments	617,332	19,299	—
Futures Contracts—Assets[1]	52	—	—
Forward Currency Contracts—Assets	—	556	—
Forward Currency Contracts—Liabilities	—	(5)	—
Total	639,843	22,764,854	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2014, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	52	556	608
Liabilities	—	(5)	(5)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2014, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	1,382	—	1,382
Forward Currency Contracts	—	2,150	2,150
Realized Net Gain (Loss) on Derivatives	1,382	2,150	3,532

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(1,161)	—	(1,161)
Forward Currency Contracts	—	(267)	(267)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(1,161)	(267)	(1,428)

27

European Stock Index Fund

At April 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	June 2014	499	21,760	429
FTSE 100 Index	June 2014	184	20,955	637
				1,066

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At April 30, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	6/25/14	GBP	11,884	USD	19,591	466
UBS AG	6/25/14	EUR	13,207	USD	18,231	90
UBS AG	6/25/14	EUR	1,617	USD	2,248	(5)
						551
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2014, the fund realized net foreign currency gains of $534,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income.

During the six months ended April 30, 2014, the fund realized $124,383,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

28

European Stock Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2013, the fund had available capital losses totaling $2,362,363,000 to offset future net capital gains. Of this amount, $2,316,734,000 is subject to expiration dates; $357,042,000 may be used to offset future net capital gains through October 31, 2016, $1,510,053,000 through October 31, 2017, $282,886,000 through October 31, 2018, and $166,753,000 through October 31, 2019. Capital losses of $45,629,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2014, the cost of investment securities for tax purposes was $22,855,329,000. Net unrealized appreciation of investment securities for tax purposes was $548,765,000, consisting of unrealized gains of $2,549,436,000 on securities that had risen in value since their purchase and $2,000,671,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2014, the fund purchased $4,833,421,000 of investment securities and sold $1,073,408,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,402,566,000 and $408,478,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2014	October 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	98,019	3,151	125,211	4,544
Issued in Lieu of Cash Distributions	13,619	443	21,969	836
Redeemed	(119,580)	(3,885)	(206,709)	(7,636)
Net Increase (Decrease)—Investor Shares	(7,942)	(291)	(59,529)	(2,256)
Admiral Shares
Issued	506,186	7,030	487,201	7,587
Issued in Lieu of Cash Distributions	60,218	842	84,425	1,378
Redeemed	(215,026)	(2,974)	(338,939)	(5,404)
Net Increase (Decrease)—Admiral Shares	351,378	4,898	232,687	3,561
Signal Shares
Issued	84,518	3,023	211,984	8,620
Issued in Lieu of Cash Distributions	5,556	201	8,895	375
Redeemed	(85,482)	(3,066)	(120,874)	(4,948)
Net Increase (Decrease)—Signal Shares	4,592	158	100,005	4,047

29

European Stock Index Fund

	Six Months Ended			Year Ended
		April 30, 2014	October 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	280,923	9,156	287,365	10,449
Issued in Lieu of Cash Distributions	14,688	481	16,017	612
Redeemed	(180,314)	(5,949)	(325,642)	(12,276)
Net Increase (Decrease)—Institutional Shares	115,297	3,688	(22,260)	(1,215)
Institutional Plus Shares[1]
Issued	—	—	100,915	861
Issued in Lieu of Cash Distributions	470	4	1,310	12
Redeemed	(116,062)	(877)	—	—
Net Increase (Decrease)—Institutional Plus Shares	(115,592)	(873)	102,225	873
ETF Shares
Issued	3,791,152	65,631	7,281,111	139,552
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(409,815)	(7,000)	(594,248)	(12,000)
Net Increase (Decrease)—ETF Shares	3,381,337	58,631	6,686,863	127,552

1 Inception was May 17, 2013, for Institutional Plus Shares. On March 17, 2014, the sole shareholder in Institutional Plus Shares converted to ETF Shares.

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2014, that would require recognition or disclosure in these financial statements.

30

Pacific Stock Index Fund

Fund Profile
As of April 30, 2014

Share-Class Characteristics

	Investor	Admiral	Signal	Institutional	FTSE Pacific
	Shares	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VPACX	VPADX	VPASX	VPKIX	VPL
Expense Ratio[1]	0.26%	0.12%	0.12%	0.09%	0.12%

Portfolio Characteristics
			FTSE
		FTSE	Global
		Developed	All Cap
		Asia Pacific	ex US
	Fund	Index	Index
Number of Stocks	821	814	5,471
Median Market Cap	$18.7B	$18.7B	$27.3B
Price/Earnings Ratio	14.5x	14.5x	16.9x
Price/Book Ratio	1.4x	1.4x	1.7x
Return on Equity	10.2%	10.2%	14.0%
Earnings Growth
Rate	9.9%	9.9%	9.6%
Dividend Yield	2.4%	2.4%	2.8%
Turnover Rate
(Annualized)	5%	—	—
Short-Term Reserves	-0.3%	—	—

Sector Diversification (% of equity exposure)
			FTSE
		FTSE	Global
		Developed	All Cap
		Asia Pacific	ex US
	Fund	Index	Index
Basic Materials	7.9%	7.9%	8.5%
Consumer Goods	19.3	19.4	15.0
Consumer Services	9.8	9.7	8.0
Financials	28.7	28.6	25.8
Health Care	4.5	4.6	7.4
Industrials	16.6	16.7	14.0
Oil & Gas	2.5	2.5	8.8
Technology	3.8	3.7	4.5
Telecommunications	4.1	4.1	4.5
Utilities	2.8	2.8	3.5

Volatility Measures
	Spliced	FTSE Global
	Pacific	All Cap
	Stock	ex US
	Index	Index
R-Squared	0.92	0.78
Beta	1.01	0.78

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Toyota Motor Corp.	Automobiles	2.7%
Samsung Electronics Co. Consumer
Ltd.	Electronics	2.7
Commonwealth Bank of
Australia	Banks	2.3
BHP Billiton Ltd.	General Mining	2.1
Westpac Banking Corp.	Banks	1.9
Australia & New Zealand
Banking Group Ltd.	Banks	1.7
National Australia Bank
Ltd.	Banks	1.4
Mitsubishi UFJ Financial
Group Inc.	Banks	1.4
SoftBank Corp.	Mobile
	Telecommunications	1.3
Honda Motor Co. Ltd.	Automobiles	1.1
Top Ten		18.6%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 27, 2014, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2014, the annualized expense ratios were 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.09% for Institutional Shares, and 0.12% for FTSE Pacific ETF Shares.

31

Pacific Stock Index Fund

Market Diversification (% of equity exposure)
		FTSE	FTSE
		Developed	Global
		Asia	All Cap
		Pacific	ex US
	Fund	Index	Index
Europe	0.0%	0.0%	48.0%
Pacific
Japan	53.5%	53.6%	14.4%
Australia	21.4	21.2	5.7
South Korea	11.4	11.4	3.2
Hong Kong	9.1	9.2	2.4
Singapore	4.0	4.0	1.2
Other	0.6	0.6	0.2
Subtotal	100.0%	100.0%	27.1%
Emerging Markets	0.0%	0.0%	17.3%
North America	0.0%	0.0%	7.2%
Middle East	0.0%	0.0%	0.4%

32

Pacific Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2003, Through April 30, 2014

Average Annual Total Returns: Periods Ended March 31, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	5.08%	13.06%	4.72%
Admiral Shares	8/13/2001	5.19	13.22	4.84
Signal Shares	6/4/2007	5.22	13.22	0.331
Institutional Shares	5/15/2000	5.18	13.26	4.88
FTSE Pacific ETF Shares	3/4/2005
Market Price		4.45	13.04	4.45[1]
Net Asset Value		5.20	13.21	4.49[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

33

Pacific Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2014

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Commonwealth Bank of Australia	1,605,502	118,103	2.3%
BHP Billiton Ltd.	3,201,843	112,759	2.1%
Westpac Banking Corp.	3,072,965	100,654	1.9%
Australia & New Zealand Banking Group Ltd.	2,709,771	87,141	1.7%
National Australia Bank Ltd.	2,291,985	75,470	1.4%
Wesfarmers Ltd.	1,135,899	45,208	0.9%
Woolworths Ltd.	1,224,091	42,540	0.8%
CSL Ltd.	511,039	32,579	0.6%
Rio Tinto Ltd.	434,764	25,073	0.5%
Woodside Petroleum Ltd.	616,522	23,435	0.4%
Telstra Corp. Ltd.	4,374,268	21,268	0.4%
Australia—Other †		429,826	8.2%
		1,114,056	21.2%
Hong Kong
AIA Group Ltd.	12,016,645	58,444	1.1%
Hutchison Whampoa Ltd.	2,000,531	27,446	0.5%
Cheung Kong Holdings Ltd.	1,318,636	22,519	0.4%
Hong Kong—Other †		369,887	7.1%
		478,296	9.1%
Japan
Toyota Motor Corp.	2,642,971	142,795	2.7%
Mitsubishi UFJ Financial Group Inc.	14,116,124	75,091	1.4%
SoftBank Corp.	939,270	69,955	1.3%
Honda Motor Co. Ltd.	1,789,327	59,378	1.1%
Sumitomo Mitsui Financial Group Inc.	1,340,334	52,984	1.0%
Mizuho Financial Group Inc.	23,873,141	46,758	0.9%
Canon Inc.	1,129,117	35,381	0.7%
FANUC Corp.	196,076	35,379	0.7%
Takeda Pharmaceutical Co. Ltd.	772,191	34,733	0.7%
Japan Tobacco Inc.	1,051,859	34,573	0.7%
Hitachi Ltd.	4,628,258	32,995	0.6%
Seven & I Holdings Co. Ltd.	778,354	30,711	0.6%

34

Pacific Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
KDDI Corp.		546,000	29,119	0.6%
Mitsubishi Estate Co. Ltd.		1,262,982	28,658	0.5%
East Japan Railway Co.		378,785	27,638	0.5%
Astellas Pharma Inc.		2,311,270	25,769	0.5%
Mitsubishi Corp.		1,435,334	25,703	0.5%
Mitsui Fudosan Co. Ltd.		845,580	25,031	0.5%
Mitsui & Co. Ltd.		1,726,600	24,487	0.5%
Shin-Etsu Chemical Co. Ltd.		411,255	24,125	0.5%
Bridgestone Corp.		665,350	23,823	0.5%
Central Japan Railway Co.		189,200	23,239	0.4%
Panasonic Corp.		2,122,490	23,135	0.4%
Mitsubishi Electric Corp.		1,971,954	22,454	0.4%
NTT DOCOMO Inc.		1,403,200	22,382	0.4%
Nippon Steel & Sumitomo Metal Corp.		8,439,309	22,142	0.4%
Nippon Telegraph & Telephone Corp.		398,144	22,094	0.4%
Nissan Motor Co. Ltd.		2,531,946	21,847	0.4%
Denso Corp.		476,386	21,701	0.4%
Tokio Marine Holdings Inc.		711,690	20,971	0.4%
Komatsu Ltd.		950,209	20,920	0.4%
Hino Motors Ltd.		268,809	3,541	0.1%
Daihatsu Motor Co. Ltd.		209,957	3,478	0.1%
Japan—Other †			1,683,152	32.1%
			2,796,142	53.3%

New Zealand †			29,192	0.6%

Singapore
DBS Group Holdings Ltd.		1,732,779	23,474	0.4%
Singapore Telecommunications Ltd.		7,282,109	22,306	0.4%
Singapore—Other †			161,524	3.1%
			207,304	3.9%
South Korea
Samsung Electronics Co. Ltd.		107,052	139,592	2.7%
Hyundai Motor Co.		153,013	34,117	0.6%
POSCO		73,939	21,844	0.4%
South Korea—Other †			402,102	7.7%
			597,655	11.4%
Total Common Stocks (Cost $6,012,110)			5,222,645	99.5%[1]

	Coupon
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.124%	85,495,859	85,496	1.6%

4U.S. Government and Agency Obligations †			2,600	0.1%
Total Temporary Cash Investments (Cost $88,095)			88,096	1.7%[1]
[5]Total Investments (Cost $6,100,205)			5,310,741	101.2%
Other Assets and Liabilities
Other Assets			32,115	0.6%
Liabilities[3]			(96,898)	(1.8%)
			(64,783)	(1.2%)
Net Assets			5,245,958	100.0%

35

Pacific Stock Index Fund

At April 30, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	7,192,389
Undistributed Net Investment Income	11,020
Accumulated Net Realized Losses	(1,168,189)
Unrealized Appreciation (Depreciation)
Investment Securities	(789,464)
Futures Contracts	209
Forward Currency Contracts	(11)
Foreign Currencies	4
Net Assets	5,245,958

Investor Shares—Net Assets
Applicable to 32,513,739 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	366,138
Net Asset Value Per Share—Investor Shares	$11.26

Admiral Shares—Net Assets
Applicable to 24,638,850 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,800,731
Net Asset Value Per Share—Admiral Shares	$73.09

Signal Shares—Net Assets
Applicable to 6,533,228 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	165,840
Net Asset Value Per Share—Signal Shares	$25.38

Institutional Shares—Net Assets
Applicable to 29,136,407 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	325,828
Net Asset Value Per Share—Institutional Shares	$11.18

ETF Shares—Net Assets
Applicable to 43,783,257 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,587,421
Net Asset Value Per Share—ETF Shares	$59.10

See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 1.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $85,286,000 of collateral received for securities on loan.
4 Securities with a value of $1,000,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $80,712,000.
See accompanying Notes, which are an integral part of the Financial Statements.

36

Pacific Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2014
($000)
Investment Income
Income
Dividends[1]	69,148
Interest[2]	10
Securities Lending	702
Total Income	69,860
Expenses
The Vanguard Group—Note B
Investment Advisory Services	516
Management and Administrative—Investor Shares	363
Management and Administrative—Admiral Shares	625
Management and Administrative—Signal Shares	47
Management and Administrative—Institutional Shares	42
Management and Administrative—ETF Shares	737
Marketing and Distribution—Investor Shares	38
Marketing and Distribution—Admiral Shares	129
Marketing and Distribution—Signal Shares	20
Marketing and Distribution—Institutional Shares	43
Marketing and Distribution—ETF Shares	308
Custodian Fees	407
Shareholders’ Reports—Investor Shares	12
Shareholders’ Reports—Admiral Shares	6
Shareholders’ Reports—Signal Shares	2
Shareholders’ Reports—Institutional Shares	6
Shareholders’ Reports—ETF Shares	55
Trustees’ Fees and Expenses	2
Total Expenses	3,358
Net Investment Income	66,502
Realized Net Gain (Loss)
Investment Securities Sold	33,187
Futures Contracts	85
Foreign Currencies and Forward Currency Contracts	(793)
Realized Net Gain (Loss)	32,479
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(254,192)
Futures Contracts	(275)
Foreign Currencies and Forward Currency Contracts	(136)
Change in Unrealized Appreciation (Depreciation)	(254,603)
Net Increase (Decrease) in Net Assets Resulting from Operations	(155,622)
1 Dividends are net of foreign withholding taxes of $4,730,000.
2 Interest income from an affiliated company of the fund was $8,000.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Pacific Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	66,502	112,157
Realized Net Gain (Loss)	32,479	26,810
Change in Unrealized Appreciation (Depreciation)	(254,603)	896,389
Net Increase (Decrease) in Net Assets Resulting from Operations	(155,622)	1,035,356
Distributions
Net Investment Income
Investor Shares	(5,350)	(10,849)
Admiral Shares	(27,032)	(48,519)
Signal Shares	(2,463)	(4,825)
Institutional Shares	(4,925)	(13,074)
ETF Shares	(39,166)	(58,556)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(78,936)	(135,823)
Capital Share Transactions
Investor Shares	(15,480)	(39,472)
Admiral Shares	46,848	98,798
Signal Shares	(1,692)	(17,751)
Institutional Shares	(96,094)	(51,755)
ETF Shares	59,932	694,621
Net Increase (Decrease) from Capital Share Transactions	(6,486)	684,441
Total Increase (Decrease)	(241,044)	1,583,974
Net Assets
Beginning of Period	5,487,002	3,903,028
End of Period[1]	5,245,958	5,487,002
1 Net Assets—End of Period includes undistributed net investment income of $11,020,000 and $24,236,000.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Pacific Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.76	$9.63	$9.74	$10.40	$9.61	$7.94
Investment Operations
Net Investment Income	.137	.246	.278	.289[1]	.243[1]	.189[1]
Net Realized and Unrealized Gain (Loss)
on Investments	(.473)	2.187	.037	(.619)	.803	1.621
Total from Investment Operations	(.336)	2.433	.315	(.330)	1.046	1.810
Distributions
Dividends from Net Investment Income	(.164)	(.303)	(.425)	(.330)	(.256)	(.140)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.164)	(.303)	(.425)	(.330)	(.256)	(.140)
Net Asset Value, End of Period	$11.26	$11.76	$9.63	$9.74	$10.40	$9.61

Total Return[2]	-2.85%	25.72%	3.47%	-3.45%	11.09%	23.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$366	$398	$360	$438	$868	$2,846
Ratio of Total Expenses to
Average Net Assets	0.26%	0.26%	0.26%	0.26%	0.26%	0.27%
Ratio of Net Investment Income to
Average Net Assets	2.40%	2.27%	2.93%	2.85%	2.37%	2.42%
Portfolio Turnover Rate[3]	5%	22%	4%	4%	3%	8%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Pacific Stock Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$76.32	$62.54	$63.28	$68.06	$62.95	$52.04
Investment Operations
Net Investment Income	.942	1.695	1.905	2.051[1]	1.533[1]	1.386[1]
Net Realized and Unrealized Gain (Loss)
on Investments	(3.058)	14.194	.249	(4.080)	5.337	10.531
Total from Investment Operations	(2.116)	15.889	2.154	(2.029)	6.870	11.917
Distributions
Dividends from Net Investment Income	(1.114)	(2.109)	(2.894)	(2.751)	(1.760)	(1.007)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(1.114)	(2.109)	(2.894)	(2.751)	(1.760)	(1.007)
Net Asset Value, End of Period	$73.09	$76.32	$62.54	$63.28	$68.06	$62.95

Total Return[2]	-2.77%	25.89%	3.65%	-3.33%	11.13%	23.38%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,801	$1,832	$1,415	$1,451	$1,165	$849
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.14%	0.14%	0.16%
Ratio of Net Investment Income to
Average Net Assets	2.54%	2.41%	3.07%	2.97%	2.49%	2.53%
Portfolio Turnover Rate[3]	5%	22%	4%	4%	3%	8%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Pacific Stock Index Fund

Financial Highlights

Signal Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$26.51	$21.72	$21.98	$23.64	$21.87	$18.08
Investment Operations
Net Investment Income	.327	.588	.662	.695[1]	.541[1]	.481[1]
Net Realized and Unrealized Gain (Loss)
on Investments	(1.070)	4.933	.083	(1.394)	1.840	3.658
Total from Investment Operations	(.743)	5.521	.745	(.699)	2.381	4.139
Distributions
Dividends from Net Investment Income	(.387)	(.731)	(1.005)	(.961)	(.611)	(.349)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.387)	(.731)	(1.005)	(.961)	(.611)	(.349)
Net Asset Value, End of Period	$25.38	$26.51	$21.72	$21.98	$23.64	$21.87

Total Return[2]	-2.80%	25.91%	3.64%	-3.31%	11.10%	23.38%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$166	$174	$159	$149	$171	$159
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.14%	0.14%	0.16%
Ratio of Net Investment Income to
Average Net Assets	2.54%	2.41%	3.07%	2.97%	2.49%	2.53%
Portfolio Turnover Rate[3]	5%	22%	4%	4%	3%	8%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Pacific Stock Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.68	$9.57	$9.69	$10.42	$9.63	$7.96
Investment Operations
Net Investment Income	.146	.263	.295	.303[1]	.243[1]	.215[1]
Net Realized and Unrealized Gain (Loss)
on Investments	(.474)	2.174	.034	(.609)	.816	1.613
Total from Investment Operations	(.328)	2.437	.329	(.306)	1.059	1.828
Distributions
Dividends from Net Investment Income	(.172)	(.327)	(.449)	(.424)	(.269)	(.158)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.172)	(.327)	(.449)	(.424)	(.269)	(.158)
Net Asset Value, End of Period	$11.18	$11.68	$9.57	$9.69	$10.42	$9.63

Total Return[2]	-2.80%	25.96%	3.65%	-3.29%	11.22%	23.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$326	$437	$406	$354	$799	$487
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.57%	2.44%	3.10%	3.01%	2.53%	2.57%
Portfolio Turnover Rate[3]	5%	22%	4%	4%	3%	8%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Pacific Stock Index Fund

Financial Highlights

FTSE Pacific ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$61.71	$50.57	$51.18	$55.06	$50.92	$42.10
Investment Operations
Net Investment Income	.762	1.372	1.544	1.638[1]	1.265[1]	1.109[1]
Net Realized and Unrealized Gain (Loss)
on Investments	(2.470)	11.475	.190	(3.275)	4.296	8.534
Total from Investment Operations	(1.708)	12.847	1.734	(1.637)	5.561	9.643
Distributions
Dividends from Net Investment Income	(.902)	(1.707)	(2.344)	(2.243)	(1.421)	(.823)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.902)	(1.707)	(2.344)	(2.243)	(1.421)	(.823)
Net Asset Value, End of Period	$59.10	$61.71	$50.57	$51.18	$55.06	$50.92

Total Return	-2.77%	25.88%	3.65%	-3.34%	11.11%	23.38%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,587	$2,645	$1,563	$1,472	$1,482	$1,288
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.14%	0.14%	0.16%
Ratio of Net Investment Income to
Average Net Assets	2.54%	2.41%	3.07%	2.97%	2.49%	2.53%
Portfolio Turnover Rate[2]	5%	22%	4%	4%	3%	8%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Pacific Stock Index Fund

Notes to Financial Statements

Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Plus Shares through April 30, 2014. ETF Shares, known as Vanguard FTSE Pacific ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a

44

Pacific Stock Index Fund

fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearing-house, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on quarterly average notional amounts.

45

Pacific Stock Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2010–2013), and for the period ended April 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counter-party risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2014, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

46

Pacific Stock Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2014, the fund had contributed capital of $560,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.22% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,220	5,207,639	13,786
Temporary Cash Investments	85,496	2,600	—
Futures Contracts—Liabilities[1]	(68)	—	—
Forward Currency Contracts—Assets	—	47	—
Forward Currency Contracts—Liabilities	—	(58)	—
Total	86,648	5,210,228	13,786
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2014, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	47	47
Liabilities	(68)	(58)	(126)

47

Pacific Stock Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2014, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	85	—	85
Forward Currency Contracts	—	(11)	(11)
Realized Net Gain (Loss) on Derivatives	85	(11)	74

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(275)	—	(275)
Forward Currency Contracts	—	(36)	(36)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(275)	(36)	(311)

At April 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Topix Index	June 2014	120	13,574	43
S&P ASX 200 Index	June 2014	59	7,474	166
				209

At April 30, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	6/24/14	AUD	4,135	USD	3,799	28
UBS AG	6/24/14	AUD	3,826	USD	3,572	(31)
UBS AG	6/17/14	USD	9,661	JPY	985,579	19
UBS AG	6/17/14	USD	3,250	JPY	334,910	(27)
						(11)
AUD—Australian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

48

Pacific Stock Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2014, the fund realized net foreign currency losses of $782,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

During the six months ended April 30, 2014, the fund realized $12,300,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2013, the fund had available capital losses totaling $1,189,115,000 to offset future net capital gains. Of this amount, $1,144,492,000 is subject to expiration dates; $453,022,000 may be used to offset future net capital gains through October 31, 2016, $607,343,000 through October 31, 2017, $29,742,000 through October 31, 2018, and $54,385,000 through October 31, 2019. Capital losses of $44,623,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2014, the cost of investment securities for tax purposes was $6,114,555,000. Net unrealized depreciation of investment securities for tax purposes was $803,814,000, consisting of unrealized gains of $511,272,000 on securities that had risen in value since their purchase and $1,315,086,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2014, the fund purchased $235,619,000 of investment securities and sold $263,105,000 of investment securities, other than temporary cash investments. Purchases and sales include $112,614,000 and $87,047,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

49

Pacific Stock Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2014	October 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	36,404	3,206	77,260	7,140
Issued in Lieu of Cash Distributions	5,059	450	10,267	992
Redeemed	(56,943)	(4,992)	(126,999)	(11,637)
Net Increase (Decrease)—Investor Shares	(15,480)	(1,336)	(39,472)	(3,505)
Admiral Shares
Issued	145,104	1,964	287,864	4,076
Issued in Lieu of Cash Distributions	23,248	319	41,581	617
Redeemed	(121,504)	(1,652)	(230,647)	(3,316)
Net Increase (Decrease)—Admiral Shares	46,848	631	98,798	1,377
Signal Shares
Issued	23,932	937	46,608	1,930
Issued in Lieu of Cash Distributions	2,052	81	4,061	174
Redeemed	(27,676)	(1,067)	(68,420)	(2,833)
Net Increase (Decrease)—Signal Shares	(1,692)	(49)	(17,751)	(729)
Institutional Shares
Issued	41,078	3,643	68,532	6,385
Issued in Lieu of Cash Distributions	3,799	341	8,378	816
Redeemed	(140,971)	(12,300)	(128,665)	(12,206)
Net Increase (Decrease)—Institutional Shares	(96,094)	(8,316)	(51,755)	(5,005)
ETF Shares
Issued	157,862	2,624	780,954	13,457
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(97,930)	(1,700)	(86,333)	(1,500)
Net Increase (Decrease)—ETF Shares	59,932	924	694,621	11,957

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2014, that would require recognition or disclosure in these financial statements.

50

Emerging Markets Stock Index Fund

Fund Profile
As of April 30, 2014

Share-Class Characteristics
FTSE
Emerging
	Investor	Admiral	Signal	Institutional	Institutional	Markets
	Shares	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	VEIEX	VEMAX	VERSX	VEMIX	VEMRX	VWO
Expense Ratio[1]	0.33%	0.15%	0.15%	0.12%	0.10%	0.15%

Portfolio Characteristics
			FTSE
			Global
		FTSE	All Cap
		Emerging	ex US
	Fund	Index	Index
Number of Stocks	960	889	5,471
Median Market Cap	$16.8B	$16.8B	$27.3B
Price/Earnings Ratio	13.7x	13.2x	16.9x
Price/Book Ratio	1.8x	1.7x	1.7x
Return on Equity	18.5%	18.4%	14.0%
Earnings Growth
Rate	12.9%	13.2%	9.6%
Dividend Yield	2.7%	2.9%	2.8%
Turnover Rate
(Annualized)	9%	—	—
Short-Term Reserves	0.2%	—	—

Sector Diversification (% of equity exposure)
			FTSE
			Global
		FTSE	All Cap
		Emerging	ex US
	Fund	Index	Index
Basic Materials	8.2%	8.2%	8.5%
Consumer Goods	9.7	9.7	15.0
Consumer Services	6.9	6.8	8.0
Financials	29.3	29.7	25.8
Health Care	2.1	2.1	7.4
Industrials	10.1	10.0	14.0
Oil & Gas	11.8	11.8	8.8
Technology	9.8	9.7	4.5
Telecommunications	8.1	8.0	4.5
Utilities	4.0	4.0	3.5

Volatility Measures
		FTSE Global
	Spliced	All Cap
	Emerging	ex US
	Mkts Index	Index
R-Squared	0.98	0.90
Beta	1.00	1.12

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Taiwan Semiconductor
Manufacturing Co. Ltd.	Semiconductors	2.9%
Petroleo Brasileiro SA	Integrated Oil & Gas	1.7
Tencent Holdings Ltd.	Internet	1.7
China Construction Bank
Corp.	Banks	1.5
China Mobile Ltd.	Mobile
	Telecommunications	1.5
Itau Unibanco Holding
SA	Banks	1.4
Industrial & Commercial
Bank of China Ltd.	Banks	1.3
Vale SA	General Mining	1.3
Gazprom OAO	Integrated Oil & Gas	1.2
Banco Bradesco SA	Banks	1.2
Top Ten		15.7%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 27, 2014, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2014, the annualized expense ratios were 0.33% for Investor Shares, 0.15% for Admiral Shares, 0.15% for Signal Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.15% for FTSE Emerging Markets ETF Shares.

51

Emerging Markets Stock Index Fund

Market Diversification (% of equity exposure)
			FTSE
			Global
		FTSE	All Cap
		Emerging	ex US
	Fund	Index	Index
Europe	0.0%	0.0%	48.0%
Pacific	0.0%	0.0%	27.1%
Emerging Markets
China	20.7%	20.5%	3.4%
Taiwan	13.7	13.7	2.8
Brazil	13.7	13.6	2.3
India	9.8	9.8	1.7
South Africa	9.6	9.6	1.5
Mexico	5.7	5.8	1.0
Russia	5.4	5.3	0.8
Malaysia	5.2	5.2	0.9
Indonesia	2.9	2.9	0.5
Thailand	2.8	2.8	0.5
Turkey	1.9	1.9	0.3
Poland	1.9	1.9	0.3
Chile	1.7	1.7	0.3
Philippines	1.7	1.7	0.3
Colombia	1.1	1.1	0.2
United Arab
Emirates	1.0	1.0	0.2
Other	1.2	1.5	0.3
Subtotal	100.0%	100.0%	17.3%
North America	0.0%	0.0%	7.2%
Middle East	0.0%	0.0%	0.4%

52

Emerging Markets Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2003, Through April 30, 2014

Average Annual Total Returns: Periods Ended March 31, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/4/1994	-2.98%	13.72%	9.56%
Admiral Shares	6/23/2006	-2.82	13.90	6.56[1]
Signal Shares	1/19/2007	-2.81	13.90	3.431
Institutional Shares	6/22/2000	-2.78	13.96	9.77
Institutional Plus Shares	12/15/2010	-2.77	—	-1.62[1]
FTSE Emerging Markets ETF
Shares	3/4/2005
Market Price		-2.55	13.88	7.84[1]
Net Asset Value		-2.80	13.90	7.85[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

53

Emerging Markets Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2014

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Brazil
Itau Unibanco Holding SA ADR	22,992,877	376,163	0.6%
AMBEV SA	50,496,390	369,141	0.6%
Itau Unibanco Holding SA Preference Shares	21,758,980	359,112	0.6%
Petroleo Brasileiro SA Preference Shares	44,782,486	332,793	0.6%
Petroleo Brasileiro SA	45,842,497	321,345	0.5%
Banco Bradesco SA ADR	19,257,224	286,355	0.5%
BRF SA	12,263,164	277,740	0.5%
Banco Bradesco SA Preference Shares	18,287,386	272,209	0.5%
^ Petroleo Brasileiro SA ADR	16,073,281	237,885	0.4%
AMBEV SA ADR	32,708,747	237,138	0.4%
Cielo SA	12,845,060	227,550	0.4%
Itausa—Investimentos Itau SA Preference Shares	50,913,162	223,769	0.4%
Vale SA Class B Pfd. ADR	18,274,700	216,921	0.4%
Vale SA Preference Shares	17,859,186	211,611	0.3%
Vale SA	12,005,512	158,297	0.3%
Vale SA Class B ADR	11,779,689	155,728	0.3%
Petroleo Brasileiro SA ADR Series A	10,286,103	142,771	0.2%
Banco Bradesco SA	8,982,271	137,972	0.2%
Itau Unibanco Holding SA	4,894,449	75,401	0.1%
Brazil—Other †		3,464,708	5.8%
		8,084,609	13.6%

Chile †		1,033,376	1.7%

China
Tencent Holdings Ltd.	16,373,472	1,030,873	1.7%
China Construction Bank Corp.	1,286,654,913	890,846	1.5%
China Mobile Ltd.	92,834,067	883,639	1.5%
Industrial & Commercial Bank of China Ltd.	1,284,986,003	767,803	1.3%
Bank of China Ltd.	1,342,097,177	591,326	1.0%
CNOOC Ltd.	286,894,252	474,193	0.8%
PetroChina Co. Ltd.	376,237,479	434,093	0.7%

54

Emerging Markets Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
	China Petroleum & Chemical Corp.	455,071,372	403,992	0.7%
	China Life Insurance Co. Ltd.	132,758,470	345,378	0.6%
	Ping An Insurance Group Co. of China Ltd.	34,022,988	252,523	0.4%
	China Overseas Land & Investment Ltd.	72,689,276	178,938	0.3%
	Agricultural Bank of China Ltd.	411,122,065	172,992	0.3%
	China Shenhua Energy Co. Ltd.	61,608,925	167,313	0.3%
	China Telecom Corp. Ltd.	288,447,683	147,567	0.3%
	China Unicom Hong Kong Ltd.	80,122,248	122,830	0.2%
	China Resources Power Holdings Co. Ltd.	33,847,048	85,070	0.2%
	China CITIC Bank Corp. Ltd.	137,192,719	81,953	0.1%
	China Oilfield Services Ltd.	33,339,800	79,930	0.1%
	Kunlun Energy Co. Ltd.	50,013,230	78,147	0.1%
	Dongfeng Motor Group Co. Ltd.	54,246,744	72,521	0.1%
	PICC Property & Casualty Co. Ltd.	53,230,601	70,362	0.1%
	China Resources Land Ltd.	33,185,200	68,490	0.1%
	China Merchants Holdings International Co. Ltd.	20,338,610	63,821	0.1%
	China Resources Enterprise Ltd.	21,908,860	62,386	0.1%
	China Longyuan Power Group Corp.	60,191,800	61,997	0.1%
	China Communications Construction Co. Ltd.	82,284,504	53,985	0.1%
^	CITIC Pacific Ltd.	27,972,674	49,129	0.1%
	China State Construction International Holdings Ltd.	28,426,872	47,551	0.1%
	Sinopharm Group Co. Ltd.	17,457,700	46,100	0.1%
^	China Coal Energy Co. Ltd.	76,588,800	41,498	0.1%
	China Resources Gas Group Ltd.	11,990,100	35,567	0.1%
	China Railway Group Ltd.	71,785,408	32,152	0.1%
	China Railway Construction Corp. Ltd.	36,269,765	30,098	0.1%
^,*	China Cinda Asset Management Co. Ltd.	56,827,000	28,659	0.1%
	Zhuzhou CSR Times Electric Co. Ltd.	9,366,000	27,542	0.1%
^,*	Aluminum Corp. of China Ltd.	74,701,220	26,782	0.1%
1	People’s Insurance Co. Group of China Ltd.	65,881,000	25,307	0.1%
1	Sinopec Engineering Group Co. Ltd.	21,886,272	24,497	0.1%
	CSR Corp. Ltd.	33,451,377	24,483	0.1%
	China Resources Cement Holdings Ltd.	34,530,686	24,039	0.1%
*	China Taiping Insurance Holdings Co. Ltd.	14,574,907	23,200	0.0%
	China Communications Services Corp. Ltd.	44,957,973	22,815	0.0%
	AviChina Industry & Technology Co. Ltd.	39,940,000	21,377	0.0%
	Beijing Capital International Airport Co. Ltd.	27,584,564	19,236	0.0%
^,*	China COSCO Holdings Co. Ltd.	48,279,000	19,148	0.0%
	Franshion Properties China Ltd.	60,042,094	18,934	0.0%
	China BlueChemical Ltd.	34,431,405	18,483	0.0%
	Air China Ltd.	30,108,748	17,125	0.0%
	Sinotrans Ltd.	30,360,000	16,796	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd.	67,418,788	16,476	0.0%
	China Agri-Industries Holdings Ltd.	36,930,961	14,776	0.0%
	Huaneng Renewables Corp. Ltd.	43,786,000	13,612	0.0%
*,1	China Galaxy Securities Co. Ltd.	22,064,000	12,942	0.0%
^,*	Angang Steel Co. Ltd.	20,382,374	12,404	0.0%
	China Southern Airlines Co. Ltd.	31,578,000	9,430	0.0%
^	Dongfang Electric Corp. Ltd.	5,057,030	7,909	0.0%
^,*	Metallurgical Corp. of China Ltd.	39,510,937	7,603	0.0%
^,*	CITIC Resources Holdings Ltd.	50,156,000	7,258	0.0%
^,*	China Eastern Airlines Corp. Ltd.	22,688,000	7,012	0.0%
^	Harbin Electric Co. Ltd.	11,938,000	7,002	0.0%
	China Merchants Property Development Co. Ltd. Class B	2,592,880	5,784	0.0%
*	China Machinery Engineering Corp.	8,117,639	5,376	0.0%
^,*	China Foods Ltd.	12,701,506	4,298	0.0%

55

Emerging Markets Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
^ Sinofert Holdings Ltd.	28,510,000	3,539	0.0%
China—Other †		3,749,939	6.3%
		12,168,846	20.5%

Colombia †		647,076	1.1%

Czech Republic †		177,377	0.3%

Egypt †		80,037	0.1%

Hungary †		166,299	0.3%

India
Infosys Ltd.	8,428,925	448,451	0.8%
Reliance Industries Ltd.	28,206,796	438,450	0.7%
Housing Development Finance Corp.	27,703,018	413,040	0.7%
Tata Consultancy Services Ltd.	8,351,141	303,149	0.5%
Oil & Natural Gas Corp. Ltd.	36,498,472	197,020	0.3%
State Bank of India	2,485,018	85,811	0.2%
NTPC Ltd.	35,179,710	67,889	0.1%
Coal India Ltd.	11,639,664	56,406	0.1%
Power Grid Corp. of India Ltd.	22,713,055	39,864	0.1%
NMDC Ltd.	13,522,584	33,722	0.1%
GAIL India Ltd.	5,383,163	33,062	0.1%
Bharat Heavy Electricals Ltd.	11,009,655	33,011	0.1%
Rural Electrification Corp. Ltd.	6,403,895	25,291	0.1%
Indian Oil Corp. Ltd.	5,634,998	24,623	0.1%
Bharat Petroleum Corp. Ltd.	3,208,040	24,230	0.0%
Bank of Baroda	1,532,657	20,816	0.0%
Power Finance Corp. Ltd.	5,857,104	17,878	0.0%
Oil India Ltd.	2,162,705	17,123	0.0%
Container Corp. Of India	1,050,710	16,740	0.0%
Steel Authority of India Ltd.	14,343,182	16,075	0.0%
Punjab National Bank	1,103,768	14,377	0.0%
NHPC Ltd.	26,367,024	8,312	0.0%
Hindustan Petroleum Corp. Ltd.	1,462,903	7,810	0.0%
Bharat Electronics Ltd.	383,327	7,694	0.0%
Bank of India	1,758,520	6,851	0.0%
IDBI Bank Ltd.	5,806,899	6,574	0.0%
Union Bank of India	2,030,318	5,103	0.0%
Canara Bank	1,044,705	4,962	0.0%
Oriental Bank of Commerce	1,194,783	4,913	0.0%
* Mangalore Refinery & Petrochemicals Ltd.	3,711,949	3,681	0.0%
State Bank of India GDR	39,524	2,716	0.0%
Corp Bank	482,151	2,352	0.0%
India—Other †		3,443,957	5.8%
		5,831,953	9.8%
Indonesia
Astra International Tbk PT	359,286,200	231,485	0.4%
Telekomunikasi Indonesia Persero Tbk PT	898,059,805	176,514	0.3%
Bank Rakyat Indonesia Persero Tbk PT	191,762,100	164,677	0.3%
Bank Mandiri Persero Tbk PT	166,542,380	142,297	0.3%
Perusahaan Gas Negara Persero Tbk PT	195,681,604	90,376	0.2%
Semen Indonesia Persero Tbk PT	53,075,704	68,425	0.1%
Bank Negara Indonesia Persero Tbk PT	132,866,861	55,531	0.1%
Jasa Marga Persero Tbk PT	36,183,600	18,487	0.0%

56

Emerging Markets Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Tambang Batubara Bukit Asam Persero Tbk PT	16,558,825	14,176	0.0%
Vale Indonesia Tbk PT	36,331,927	11,191	0.0%
Aneka Tambang Persero Tbk PT	61,919,500	6,313	0.0%
Indonesia—Other †		712,153	1.2%
		1,691,625	2.9%
Malaysia
Public Bank Bhd. (Local)	50,003,447	308,677	0.5%
Malayan Banking Bhd.	76,520,788	232,279	0.4%
1 Malaysia—Other †		2,540,184	4.3%
		3,081,140	5.2%
Mexico
America Movil SAB de CV	549,182,006	552,425	0.9%
Fomento Economico Mexicano SAB de CV	38,565,952	351,944	0.6%
Grupo Televisa SAB	46,365,630	304,148	0.5%
* Cemex SAB de CV	210,748,239	269,501	0.5%
Grupo Financiero Banorte SAB de CV	40,547,734	268,805	0.5%
Wal-Mart de Mexico SAB de CV	101,338,730	256,237	0.4%
Mexico—Other †		1,388,476	2.3%
		3,391,536	5.7%

Morocco †		3,035	0.0%

Other[2]
* AMBEV SA Rights Exp. 5/29/14	70,665	8	0.0%
Other—Other †		2,093	0.0%
		2,101	0.0%

Peru †		210,600	0.4%

Philippines †		1,005,134	1.7%

Poland †		1,115,663	1.9%

Russia
Gazprom OAO ADR	59,457,262	429,694	0.7%
* Sberbank of Russia	192,331,748	392,488	0.7%
Lukoil OAO ADR	5,801,305	307,118	0.5%
Gazprom OAO	78,588,823	283,725	0.5%
Magnit OJSC GDR	4,980,325	235,682	0.4%
Rosneft OAO GDR	14,339,707	90,155	0.1%
VTB Bank OJSC	58,129,231,072	62,934	0.1%
AK Transneft OAO Preference Shares	27,343	60,659	0.1%
Rosneft OAO	6,628,175	41,480	0.1%
VTB Bank OJSC GDR	17,421,052	37,059	0.1%
RusHydro JSC	1,901,621,363	29,799	0.1%
Aeroflot - Russian Airlines OJSC	9,430,172	13,503	0.0%
* Federal Grid Co. Unified Energy System JSC	5,323,286,228	8,275	0.0%
* Russian Grids OAO	407,033,605	4,824	0.0%
* Sberbank of Russia ADR	521,005	4,389	0.0%
* Mosenergo OAO	125,477,702	2,561	0.0%
Russia—Other †		1,196,617	2.0%
		3,200,962	5.4%
South Africa
Naspers Ltd.	6,984,283	660,010	1.1%
MTN Group Ltd.	31,887,665	639,724	1.1%

57

Emerging Markets Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Sasol Ltd.	9,758,672	546,918	0.9%
Standard Bank Group Ltd.	21,465,296	282,032	0.5%
South Africa—Other †		3,578,465	6.0%
		5,707,149	9.6%
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd.	238,633,845	937,678	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	37,766,607	759,109	1.3%
Hon Hai Precision Industry Co. Ltd.	201,729,645	579,360	1.0%
MediaTek Inc.	25,963,192	406,843	0.7%
Formosa Plastics Corp.	86,778,616	223,922	0.4%
Nan Ya Plastics Corp.	101,095,253	221,687	0.4%
Taiwan—Other †		4,960,751	8.3%
		8,089,350	13.7%

Thailand †		1,665,761	2.8%
Turkey †		1,143,569	1.9%

United Arab Emirates †		568,256	1.0%
Total Common Stocks (Cost $58,410,556)		59,065,454	99.6%[3]

	Coupon
Temporary Cash Investments
Money Market Fund
[4,5] Vanguard Market Liquidity Fund	0.124% 1,391,019,000	1,391,019	2.4%

6U.S. Government and Agency Obligations †		22,799	0.0%
Total Temporary Cash Investments (Cost $1,413,818)		1,413,818	2.4%[3]
Total Investments (Cost $59,824,374)		60,479,272	102.0%
Other Assets and Liabilities
Other Assets		196,617	0.4%
Liabilities[5]		(1,411,475)	(2.4%)
		(1,214,858)	(2.0%)
Net Assets		59,264,414	100.0%

At April 30, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	62,335,567
Undistributed Net Investment Income	170,321
Accumulated Net Realized Losses	(3,902,888)
Unrealized Appreciation (Depreciation)
Investment Securities	654,898
Futures Contracts	6,528
Foreign Currencies	(12)
Net Assets	59,264,414

58

Emerging Markets Stock Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 80,170,753 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,071,190
Net Asset Value Per Share—Investor Shares	$25.83

Admiral Shares—Net Assets
Applicable to 201,828,757 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,848,111
Net Asset Value Per Share—Admiral Shares	$33.93

Signal Shares—Net Assets
Applicable to 39,032,445 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,273,215
Net Asset Value Per Share—Signal Shares	$32.62

Institutional Shares—Net Assets
Applicable to 139,622,578 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,602,732
Net Asset Value Per Share—Institutional Shares	$25.80

Institutional Plus Shares—Net Assets
Applicable to 25,702,819 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,206,310
Net Asset Value Per Share—Institutional Plus Shares	$85.84

ETF Shares—Net Assets
Applicable to 1,060,486,454 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	43,262,856
Net Asset Value Per Share—ETF Shares	$40.80

See Note A in Notes to Financial Statements.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $979,930,000.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the aggregate value of these securities was 93,151,000, representing 0.2% of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 2.0%, respectively, of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
5 Includes $1,059,556,000 of collateral received for securities on loan.
6 Securities with a value of $16,999,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

59

Emerging Markets Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2014
($000)
Investment Income
Income
Dividends[1]	549,499
Interest[2]	188
Securities Lending	13,803
Total Income	563,490
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,556
Management and Administrative—Investor Shares	2,319
Management and Administrative—Admiral Shares	2,235
Management and Administrative—Signal Shares	352
Management and Administrative—Institutional Shares	471
Management and Administrative—Institutional Plus Shares	122
Management and Administrative—ETF Shares	11,623
Marketing and Distribution—Investor Shares	244
Marketing and Distribution—Admiral Shares	528
Marketing and Distribution—Signal Shares	172
Marketing and Distribution—Institutional Shares	440
Marketing and Distribution—Institutional Plus Shares	291
Marketing and Distribution—ETF Shares	5,653
Custodian Fees	18,028
Shareholders’ Reports—Investor Shares	62
Shareholders’ Reports—Admiral Shares	27
Shareholders’ Reports—Signal Shares	8
Shareholders’ Reports—Institutional Shares	10
Shareholders’ Reports—Institutional Plus Shares	—
Shareholders’ Reports—ETF Shares	804
Trustees’ Fees and Expenses	20
Total Expenses	44,965
Net Investment Income	518,525
Realized Net Gain (Loss)
Investment Securities Sold	(1,110,421)
Futures Contracts	929
Foreign Currencies	1,333
Realized Net Gain (Loss)	(1,108,159)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,523,047)
Futures Contracts	4,662
Foreign Currencies	235
Change in Unrealized Appreciation (Depreciation)	(1,518,150)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,107,784)

1 Dividends are net of foreign withholding taxes of $54,845,000.
2 Interest income from an affiliated company of the fund was $180,000.
See accompanying Notes, which are an integral part of the Financial Statements.

60

Emerging Markets Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	518,525	1,862,694
Realized Net Gain (Loss)	(1,108,159)	3,307,815
Change in Unrealized Appreciation (Depreciation)	(1,518,150)	(2,315,290)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,107,784)	2,855,219
Distributions
Net Investment Income
Investor Shares	(14,326)	(67,382)
Admiral Shares	(53,539)	(223,614)
Signal Shares	(10,344)	(38,274)
Institutional Shares	(27,297)	(104,184)
Institutional Plus Shares	(18,709)	(71,369)
ETF Shares	(356,001)	(1,757,080)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(480,216)	(2,261,903)
Capital Share Transactions
Investor Shares	(30,872)	(181,983)
Admiral Shares	136,138	75,340
Signal Shares	(74,531)	459,927
Institutional Shares	167,477	1,045,928
Institutional Plus Shares	(36,226)	710,176
ETF Shares	(5,810,251)	(6,490,426)
Net Increase (Decrease) from Capital Share Transactions	(5,648,265)	(4,381,038)
Total Increase (Decrease)	(8,236,265)	(3,787,722)
Net Assets
Beginning of Period	67,500,679	71,288,401
End of Period[1]	59,264,414	67,500,679
1 Net Assets—End of Period includes undistributed net investment income of $170,321,000 and $130,679,000.

See accompanying Notes, which are an integral part of the Financial Statements.

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Emerging Markets Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$26.78	$26.36	$26.39	$29.49	$23.90	$15.66
Investment Operations
Net Investment Income	.202	.667	.576	.589	.521[1]	.398[1]
Net Realized and Unrealized Gain (Loss)
on Investments[2]	(.971)	.548	.237	(3.255)	5.383	8.542
Total from Investment Operations	(.769)	1.215	.813	(2.666)	5.904	8.940
Distributions
Dividends from Net Investment Income	(.181)	(.795)	(.843)	(.434)	(.314)	(.700)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.181)	(.795)	(.843)	(.434)	(.314)	(.700)
Net Asset Value, End of Period	$25.83	$26.78	$26.36	$26.39	$29.49	$23.90

Total Return[3]	-2.85%	4.78%	3.30%	-9.20%	24.92%	60.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,071	$2,181	$2,333	$2,585	$5,597	$7,024
Ratio of Total Expenses to
Average Net Assets	0.33%	0.33%	0.33%	0.33%	0.35%	0.40%
Ratio of Net Investment Income to
Average Net Assets	1.58%	2.45%	2.38%	2.25%	1.97%	2.16%
Portfolio Turnover Rate[4]	9%	26%	8%	10%	12%	12%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.02, $.04, and $.01. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Emerging Markets Stock Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$35.17	$34.65	$34.71	$38.82	$31.45	$20.63
Investment Operations
Net Investment Income	.296	.940	.816	.820	.696[1]	.567[1]
Net Realized and Unrealized Gain (Loss)
on Investments[2]	(1.267)	.709	.311	(4.277)	7.119	11.222
Total from Investment Operations	(.971)	1.649	1.127	(3.457)	7.815	11.789
Distributions
Dividends from Net Investment Income	(.269)	(1.129)	(1.187)	(.653)	(.445)	(.969)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.269)	(1.129)	(1.187)	(.653)	(.445)	(.969)
Net Asset Value, End of Period	$33.93	$35.17	$34.65	$34.71	$38.82	$31.45

Total Return[3]	-2.74%	4.94%	3.49%	-9.09%	25.08%	60.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,848	$6,959	$6,801	$6,486	$4,761	$2,674
Ratio of Total Expenses to
Average Net Assets	0.15%	0.15%	0.18%	0.20%	0.22%	0.27%
Ratio of Net Investment Income to
Average Net Assets	1.76%	2.63%	2.53%	2.38%	2.10%	2.29%
Portfolio Turnover Rate[4]	9%	26%	8%	10%	12%	12%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.01, $.02, $.03, and $.01. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

63

Emerging Markets Stock Index Fund

Financial Highlights

Signal Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$33.81	$33.31	$33.38	$37.34	$30.26	$19.85
Investment Operations
Net Investment Income	.285	.906	.788	.813	.690[1]	.553[1]
Net Realized and Unrealized Gain (Loss)
on Investments[2]	(1.217)	.685	.285	(4.129)	6.818	10.795
Total from Investment Operations	(.932)	1.591	1.073	(3.316)	7.508	11.348
Distributions
Dividends from Net Investment Income	(.258)	(1.091)	(1.143)	(.644)	(.428)	(.938)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.258)	(1.091)	(1.143)	(.644)	(.428)	(.938)
Net Asset Value, End of Period	$32.62	$33.81	$33.31	$33.38	$37.34	$30.26

Total Return[3]	-2.74%	4.96%	3.46%	-9.07%	25.04%	60.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,273	$1,399	$927	$666	$644	$463
Ratio of Total Expenses to
Average Net Assets	0.15%	0.15%	0.18%	0.20%	0.22%	0.27%
Ratio of Net Investment Income to
Average Net Assets	1.76%	2.63%	2.53%	2.38%	2.10%	2.29%
Portfolio Turnover Rate[4]	9%	26%	8%	10%	12%	12%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.02, $.03, and $.01. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

64

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$26.74	$26.36	$26.42	$29.55	$23.94	$15.71
Investment Operations
Net Investment Income	.229	.725	.643	.657	.571[1]	.437[1]
Net Realized and Unrealized Gain (Loss)
on Investments[2]	(.961)	.532	.225	(3.259)	5.388	8.547
Total from Investment Operations	(.732)	1.257	.868	(2.602)	5.959	8.984
Distributions
Dividends from Net Investment Income	(.208)	(.877)	(.928)	(.528)	(.349)	(.754)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.208)	(.877)	(.928)	(.528)	(.349)	(.754)
Net Asset Value, End of Period	$25.80	$26.74	$26.36	$26.42	$29.55	$23.94

Total Return[3]	-2.72%	4.95%	3.54%	-9.00%	25.13%	60.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,603	$3,558	$2,495	$1,305	$3,473	$1,731
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.13%	0.15%	0.23%
Ratio of Net Investment Income to
Average Net Assets	1.79%	2.66%	2.59%	2.45%	2.17%	2.33%
Portfolio Turnover Rate[4]	9%	26%	8%	10%	12%	12%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.02, $.02, and $.01. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

65

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months			Dec. 15,
	Ended	Year Ended		2010[1] to
	April 30,	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$88.97	$87.68	$87.90	$99.35
Investment Operations
Net Investment Income	.769	2.426	2.131	2.215
Net Realized and Unrealized Gain (Loss) on Investments[2]	(3.200)	1.792	.776	(11.911)
Total from Investment Operations	(2.431)	4.218	2.907	(9.696)
Distributions
Dividends from Net Investment Income	(.699)	(2.928)	(3.127)	(1.754)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.699)	(2.928)	(3.127)	(1.754)
Net Asset Value, End of Period	$85.84	$88.97	$87.68	$87.90

Total Return[3]	-2.71%	4.99%	3.56%	-9.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,206	$2,320	$1,607	$1,581
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%[4]
Ratio of Net Investment Income to Average Net Assets	1.81%	2.68%	2.61%	2.48%[4]
Portfolio Turnover Rate[5]	9%	26%	8%	10%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.01, and $.05. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

66

Emerging Markets Stock Index Fund

Financial Highlights

FTSE Emerging Markets ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$42.28	$41.65	$41.73	$46.70	$37.84	$24.83
Investment Operations
Net Investment Income	.356	1.129	.984	1.019	.870[1]	.668[1]
Net Realized and Unrealized Gain (Loss)
on Investments[2]	(1.515)	.860	.367	(5.174)	8.535	13.520
Total from Investment Operations	(1.159)	1.989	1.351	(4.155)	9.405	14.188
Distributions
Dividends from Net Investment Income	(.321)	(1.359)	(1.431)	(.815)	(.545)	(1.178)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.321)	(1.359)	(1.431)	(.815)	(.545)	(1.178)
Net Asset Value, End of Period	$40.80	$42.28	$41.65	$41.73	$46.70	$37.84

Total Return	-2.72%	4.97%	3.47%	-9.09%	25.07%	60.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$43,263	$51,083	$57,125	$46,289	$40,817	$15,537
Ratio of Total Expenses to
Average Net Assets	0.15%	0.15%	0.18%	0.20%	0.22%	0.27%
Ratio of Net Investment Income to
Average Net Assets	1.76%	2.63%	2.53%	2.38%	2.10%	2.29%
Portfolio Turnover Rate[3]	9%	26%	8%	10%	12%	12%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.01, $.02, $.03, and $.01. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

67

Emerging Markets Stock Index Fund

Notes to Financial Statements

Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares, known as Vanguard FTSE Emerging Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of

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Emerging Markets Stock Index Fund

futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2010–2013), and for the period ended April 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counter-party risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of

69

Emerging Markets Stock Index Fund

trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2014, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2014, the fund had contributed capital of $6,209,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 2.48% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level
Investments	($000)	($000)	($000)
Common Stocks—North and South America	13,361,271	260	5,665
Common Stocks—Other	1,399,635	44,291,017	7,606
Temporary Cash Investments	1,391,019	22,799	—
Futures Contracts—Assets[1]	720	—	—
Futures Contracts—Liabilities[1]	(1,071)	—	—
Total	16,151,574	44,314,076	13,271
1 Represents variation margin on the last day of the reporting period.

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Emerging Markets Stock Index Fund

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $5,673,059,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

D. At April 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
mini MSCI Emerging Markets Index	June 2014	2,500	124,313	5,007
E-mini S&P 500 Index	June 2014	800	75,116	859
MSCI Taiwan Index	May 2014	1,000	31,390	662
				6,528

Unrealized appreciation (depreciation) on open mini MSCI Emerging Markets Index and E-mini S&P 500 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2014, the fund realized net foreign currency gains of $1,333,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income.

During the six months ended April 30, 2014, the fund realized $615,108,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

For tax purposes, at October 31, 2013, the fund had available capital losses totaling $2,165,283,000 to offset future net capital gains of $59,682,000 through October 31, 2016, $1,591,794,000 through October 31, 2017, $212,374,000 through October 31, 2018, and $301,433,000 through October 31, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2014, the cost of investment securities for tax purposes was $59,849,636,000. Net unrealized appreciation of investment securities for tax purposes was $629,636,000, consisting of unrealized gains of $9,430,157,000 on securities that had risen in value since their purchase and $8,800,521,000 in unrealized losses on securities that had fallen in value since their purchase.

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Emerging Markets Stock Index Fund

F. During the six months ended April 30, 2014, the fund purchased $3,751,604,000 of investment securities and sold $9,599,510,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,140,254,000 and $5,267,925,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2014	October 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	282,445	11,112	467,727	17,369
Issued in Lieu of Cash Distributions	13,390	531	63,019	2,459
Redeemed	(326,707)	(12,937)	(712,729)	(26,865)
Net Increase (Decrease)—Investor Shares	(30,872)	(1,294)	(181,983)	(7,037)
Admiral Shares
Issued	809,995	24,320	1,340,995	37,938
Issued in Lieu of Cash Distributions	47,892	1,448	200,948	5,964
Redeemed	(721,749)	(21,817)	(1,466,603)	(42,308)
Net Increase (Decrease)—Admiral Shares	136,138	3,951	75,340	1,594
Signal Shares
Issued	271,744	8,458	816,165	24,280
Issued in Lieu of Cash Distributions	8,954	281	33,455	1,038
Redeemed	(355,229)	(11,095)	(389,693)	(11,763)
Net Increase (Decrease)—Signal Shares	(74,531)	(2,356)	459,927	13,555
Institutional Shares
Issued	790,483	31,282	1,710,001	63,821
Issued in Lieu of Cash Distributions	24,058	957	85,408	3,345
Redeemed	(647,064)	(25,666)	(749,481)	(28,777)
Net Increase (Decrease)—Institutional Shares	167,477	6,573	1,045,928	38,389
Institutional Plus Shares
Issued	248,089	2,964	1,158,428	12,922
Issued in Lieu of Cash Distributions	16,466	197	64,803	764
Redeemed	(300,781)	(3,533)	(513,055)	(5,942)
Net Increase (Decrease)—Institutional Plus Shares	(36,226)	(372)	710,176	7,744
ETF Shares
Issued	1,908,724	46,887	3,964,471	94,396
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(7,718,975)	(194,600)	(10,454,897)	(257,600)
Net Increase (Decrease)—ETF Shares	(5,810,251)	(147,713)	(6,490,426)	(163,204)

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2014, that would require recognition or disclosure in these financial statements.

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About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Six Months Ended April 30, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2013	4/30/2014	Period
Based on Actual Fund Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,087.12	$1.35
Admiral Shares	1,000.00	1,087.73	0.62
Signal Shares	1,000.00	1,087.97	0.62
Institutional Shares	1,000.00	1,088.18	0.47
FTSE Europe ETF Shares	1,000.00	1,087.56	0.62
Pacific Stock Index Fund
Investor Shares	$1,000.00	$971.48	$1.27
Admiral Shares	1,000.00	972.35	0.59
Signal Shares	1,000.00	972.04	0.59
Institutional Shares	1,000.00	971.99	0.44
FTSE Pacific ETF Shares	1,000.00	972.27	0.59
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$971.46	$1.61
Admiral Shares	1,000.00	972.60	0.73
Signal Shares	1,000.00	972.64	0.73
Institutional Shares	1,000.00	972.84	0.59
Institutional Plus Shares	1,000.00	972.89	0.49
FTSE Emerging Markets ETF Shares	1,000.00	972.78	0.73

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Six Months Ended April 30, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2013	4/30/2014	Period
Based on Hypothetical 5% Yearly Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,023.51	$1.30
Admiral Shares	1,000.00	1,024.20	0.60
Signal Shares	1,000.00	1,024.20	0.60
Institutional Shares	1,000.00	1,024.35	0.45
FTSE Europe ETF Shares	1,000.00	1,024.20	0.60
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,023.51	$1.30
Admiral Shares	1,000.00	1,024.20	0.60
Signal Shares	1,000.00	1,024.20	0.60
Institutional Shares	1,000.00	1,024.35	0.45
FTSE Pacific ETF Shares	1,000.00	1,024.20	0.60
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$1,023.16	$1.66
Admiral Shares	1,000.00	1,024.05	0.75
Signal Shares	1,000.00	1,024.05	0.75
Institutional Shares	1,000.00	1,024.20	0.60
Institutional Plus Shares	1,000.00	1,024.30	0.50
FTSE Emerging Markets ETF Shares	1,000.00	1,024.05	0.75

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the European Stock Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.09% for Institutional Shares, and 0.12% for FTSE Europe ETF Shares; for the Pacific Stock Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.09% for Institutional Shares, and 0.12% for FTSE Pacific ETF Shares; and for the Emerging Markets Stock Index Fund, 0.33% for Investor Shares, 0.15% for Admiral Shares, 0.15% for Signal Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.15% for FTSE Emerging Markets ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

75

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard European, Pacific, and Emerging Markets Stock Index Funds has renewed the funds’ investment advisory arrangements with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Equity Investment Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the investment management services provided to the funds over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangements should continue. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ at-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements after a one-year period.

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Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

77

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Emerging Markets Index: Select Emerging Markets Index through August 23, 2006; MSCI Emerging Markets Index through January 9, 2013; FTSE Emerging Transition Index through June 27, 2013; and FTSE Emerging Index thereafter.

Spliced European Index: MSCI Europe Index through March 26, 2013; FTSE Developed Europe Index thereafter.

Spliced Pacific Stock Index: MSCI Pacific Index through March 26, 2013; FTSE Developed Asia Pacific Index thereafter.

78

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
Bioethical Issues.
IndependentTrustees
Emerson U. Fullwood	JoAnn Heffernan Heisen
Born 1948. Trustee Since January 2008. Principal	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Executive	Occupation(s) During the Past Five Years: Corporate
Chief Staff and Marketing Officer for North America	Vice President and Chief Global Diversity Officer
and Corporate Vice President (retired 2008) of Xerox	(retired 2008) and Member of the Executive
Corporation (document management products and	Committee (1997–2008) of Johnson & Johnson
services); Executive in Residence and 2009–2010	(pharmaceuticals/medical devices/consumer
Distinguished Minett Professor at the Rochester	products); Director of Skytop Lodge Corporation
Institute of Technology; Director of SPX Corporation	(hotels), the University Medical Center at Princeton,
(multi-industry manufacturing), the United Way of	the Robert Wood Johnson Foundation, and the Center
Rochester, Amerigroup Corporation (managed health	or Talent Innovation; Member of the Advisory Board
care), the University of Rochester Medical Center,	of the Maxwell School of Citizenship and Public Affairs
Monroe Community College Foundation, and North	at Syracuse University.
Carolina A&T University.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer (retired 2009) of Cummins
Chairman and Chief Executive Officer (retired 2009)	Inc. (industrial machinery); Chairman of the Board
and President (2006–2008) of Rohm and Haas Co.	of Hillenbrand, Inc. (specialized consumer services),
(chemicals); Director of Tyco International, Ltd.	and of Oxfam America; Director of SKF AB (industrial
(diversified manufacturing and services), Hewlett-	machinery), Hyster-Yale Materials Handling, Inc.
Packard Co. (electronic computer manufacturing),	(forklift trucks), the Lumina Foundation for Education,

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	John J. Brennan
and Chief Operating Officer (retired 2010) of Corning	Chairman, 1996–2009
Incorporated (communications equipment); Trustee of	Chief Executive Officer and President, 1996–2008
Colby-Sawyer College; Member of the Advisory Board
of the Norris Cotton Cancer Center and of the Advisory	Founder
Board of the Parthenon Group (strategy consulting).
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600
Connect with Vanguard® > vanguard.com

All rights in a FTSE index (the “Index”) vest in FTSE
Fund Information > 800-662-7447	International Limited (“FTSE”). “FTSE®” is a trademark
Direct Investor Account Services > 800-662-2739	of London Stock Exchange Group companies and is
Institutional Investor Services > 800-523-1036	used by FTSE under licence. The Vanguard Fund(s) (the
Text Telephone for People	“Product”) has been developed solely by Vanguard. The
With Hearing Impairment > 800-749-7273	Index is calculated by FTSE or its agent. FTSE and its
licensors are not connected to and do not sponsor,
This material may be used in conjunction	advise, recommend, endorse or promote the Product
with the offering of shares of any Vanguard	and do not accept any liability whatsoever to any
fund only if preceded or accompanied by	person arising out of (a) the use of, reliance on or any
the fund’s current prospectus.	error in the Index or (b) investment in or operation of
the Product. FTSE makes no claim, prediction, warranty
All comparative mutual fund data are from Lipper, a	or representation either as to the results to be obtained
Thomson Reuters Company, or Morningstar, Inc., unless	from the Product or the suitability of the Index for the
otherwise noted.	purpose to which it is being put by Vanguard.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q722 062014

Semiannual Report | April 30, 2014
Vanguard Total World Stock Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	29
Trustees Approve Advisory Arrangement.	31
Glossary.	32

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas. This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended April 30, 2014
Total
Returns
Vanguard Total World Stock Index Fund
Investor Shares	5.52%
Institutional Shares	5.63
ETF Shares
Market Price	5.59
Net Asset Value	5.61
FTSE Global All Cap Index	5.44
Global Funds Average	5.06
Global Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
October 31, 2013, Through April 30, 2014
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total World Stock Index Fund
Investor Shares	$23.48	$24.49	$0.276	$0.000
Institutional Shares	117.63	122.74	1.457	0.000
ETF Shares	57.60	60.10	0.708	0.000

1

Chairman’s Letter

Dear Shareholder,

The world’s stock markets produced solid overall results for the six months ended April 30, 2014, despite challenges that arose at home and abroad as the global economy plodded along. Vanguard Total World Stock Index Fund returned more than 5% for the six months, in line with its target, the FTSE Global All Cap Index, and ahead of the average return of competing global funds.

Stocks from the developed markets of Europe were the world’s leaders over the period, followed closely by U.S. stocks. Developed markets of the Pacific region and emerging markets stocks lagged. Health care and technology stocks were the top performers among sectors and the only two with double-digit returns. None of the fund’s ten industry sectors recorded negative results. As for currency effects, U.S.-based investors were hurt by the U.S. dollar’s strength against the Japanese yen but helped by its weakness against the euro and British pound.

Recent progress has been sporadic, but stocks continued their climb
For the half year ended April 30, international stocks, in aggregate, returned nearly 3%. U.S. stocks returned almost 8%, notwithstanding the patches of turbulence the market has encountered in 2014 as poor economic data from China and the conflict in Ukraine unsettled investors.

2

Global economic and political developments are, of course, as inevitable as they are unpredictable. Broad diversification remains the best way of managing the risks they pose to your portfolio. As Joe Davis, our chief economist, noted recently, “Having a broader portfolio tends to moderate those individual issues, and that’s always, I think, a valuable starting point for investors.”

Despite low yields, the bond market experienced a surprising rally
Bonds continued to emerge from the struggles that marked much of 2013, when the market was roiled by worries about the prospect of the Federal Reserve reducing its stimulative bond-buying. In January, however, when the Fed actually started to trim purchases, investors seemed to take the news in stride.

The broad U.S. taxable bond market returned 1.74%. The yield of the 10-year Treasury note ended the six months at 2.69%, up from 2.54% on October 31 but down from nearly 3% on December 31. (Bond prices and yields move in opposite directions.)

Municipal bonds returned 4.08%. Money market and savings accounts posted paltry returns as the Fed’s target for short-term interest rates remained at 0%–0.25%.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 2.33%.

Market Barometer

			Total Returns
		Periods Ended April 30, 2014
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	8.25%	20.81%	19.52%
Russell 2000 Index (Small-caps)	3.08	20.50	19.84
Russell 3000 Index (Broad U.S. market)	7.83	20.78	19.54
FTSE All-World ex US Index (International)	2.84	9.77	13.22

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	1.74%	-0.26%	4.88%
Barclays Municipal Bond Index (Broad tax-exempt market)	4.08	0.50	5.54
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.04	0.08

CPI
Consumer Price Index	1.51%	1.95%	2.14%

3

Stocks in the United States and Europe paced the fund’s return
Vanguard Total World Stock Index Fund was created to provide investors with exposure to the world’s global stock markets––including the United States, developed international markets, and emerging markets––with each area weighted in proportion to its market value. The fund seeks to closely track the FTSE Global All Cap Index, which includes more than 7,000 stocks.

With the fund’s broad diversification, weakness in one region can be offset by strength in another. This was true for the half year, which highlighted how stock performance can vary significantly around the world.

The nearly 8% return of U.S. stocks, which represented close to 50% of the fund’s assets on average over the period, provided the biggest boost to the fund’s return. Although the severe winter weather affected the U.S. economy and investors were quick to shun stocks they considered overpriced as the period continued, U.S. stocks were mostly productive. U.S. technology stocks, for example, posted negative returns in three of the period’s final four months, yet still returned nearly 10% for the half year and were one of the fund’s top performers. Computer hardware and software firms and internet companies––despite being caught up in the volatility––were the sector’s leaders.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Average
Total World Stock Index Fund	0.30%	0.16%	0.18%	1.44%

The fund expense ratios shown are from the prospectus dated February 27, 2014, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2014, the fund’s annualized expense ratios were 0.28% for Investor Shares, 0.15% for Institutional Shares, and 0.17% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2013.

Peer group: Global Funds.

4

Other sectors in the United States also performed well without experiencing such turbulence. Health care, industrial, energy, utilities, and materials stocks notched double-digit returns, and financial and consumer staples stocks had returns of 6% or higher, reflecting the U.S. markets’ broad-based strength.

The developed markets of Europe, which made up nearly one-quarter of the fund’s assets on average over the period, returned about 9%. Supported by monetary stimulus, the economies in Europe continued to emerge from the sovereign-debt crisis. Gains were nearly universal across the region, showing the depth and breadth of the recovery. Among the top performers were British oil and gas giants and pharmaceuticals, Swiss pharmaceuticals, French industrials, and Italian and Spanish banks.

The fund’s stocks from the developed markets of the Pacific Region, which made up close to 13% of assets on average during the period, returned about –3%. Much of the trouble came from Japanese holdings, which returned about –5%. Although policy changes initiated by a new government revived its economy and financial markets last year, Japan has battled trade deficits and weaker spending more recently. In contrast to Japan, stock returns from New Zealand, Australia, and Hong Kong were positive.

Emerging markets stocks, which totaled about 10% of the fund’s assets on average during the period, returned about –2%. Concerns about Russia’s conflict in Ukraine and China’s trade deficit and slower manufacturing growth have been an albatross for these stocks. However, there were positive performances from about half of the emerging-market countries in the index, notably India, whose economy seems to be on the mend, and the United Arab Emirates, whose stocks are increasingly on investors’ radar screens.

Balancing investors’ ‘home bias’ and the benefits of diversification
Many investors have a natural tendency to focus on companies close to home. But this “home bias” can lead to missed opportunities to diversify a portfolio internationally.

Stocks of companies based outside the United States account for about half of the global equity market. Vanguard’s analysis of more than four decades of data shows that, on average, adding such stocks to a U.S. portfolio would have reduced the volatility of returns. This benefit has generally persisted even as economies and markets have become more integrated.

International stocks offer exposure to a wider array of economic and market forces, producing returns that can vary from those of U.S. stocks—which helps to reduce volatility risk. Of course, the

5

impact of diversification changes over time as returns, volatilities, and correlations between foreign and domestic stocks change.

Deciding how much to allocate to international stocks depends on your view regarding the short-term and long-term trade-offs. These include potential exposure to currency fluctuations and generally higher transaction and investment costs.

Within Vanguard Total World Stock Index Fund, the mix of U.S. and non-U.S. stocks is determined for you and based on the weightings in the target index that the fund seeks to track. When it comes to your total investment portfolio, Vanguard suggests that allocating 20% of your equity holdings to non-U.S. stocks may be a reasonable starting point. (You can read more in Global Equities: Balancing Home Bias and Diversification, available at vanguard.com/research.)

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 16, 2014

6

Total World Stock Index Fund

Fund Profile
As of April 30, 2014

Share-Class Characteristics
	Investor	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VTWSX	VTWIX	VT
Expense Ratio[1]	0.30%	0.16%	0.18%

Portfolio Characteristics
		FTSE
		Global
		All Cap
	Fund	Index
Number of Stocks	6,198	7,434
Median Market Cap	$34.6B	$34.7B
Price/Earnings Ratio	18.3x	18.1x
Price/Book Ratio	2.1x	2.0x
Return on Equity	15.8%	15.7%
Earnings Growth
Rate	10.8%	10.9%
Dividend Yield	2.4%	2.4%
Turnover Rate
(Annualized)	11%	—
Short-Term Reserves	0.0%	—

Sector Diversification (% of equity exposure)
		FTSE
		Global
		All Cap
	Fund	Index
Basic Materials	5.9%	5.9%
Consumer Goods	12.6	12.6
Consumer Services	10.4	10.3
Financials	22.1	22.1
Health Care	9.6	9.6
Industrials	13.6	13.6
Oil & Gas	9.2	9.2
Technology	9.8	9.8
Telecommunications	3.4	3.5
Utilities	3.4	3.4

Volatility Measures
Spliced Total
World Stock
Index
R-Squared	0.99
Beta	1.00

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	1.3%
Exxon Mobil Corp.	Integrated Oil & Gas	1.1
Microsoft Corp.	Software	0.7
Google Inc.	Internet	0.7
Johnson & Johnson	Pharmaceuticals	0.7
General Electric Co.	Diversified Industrials	0.6
Royal Dutch Shell plc	Integrated Oil & Gas	0.6
Wells Fargo & Co.	Banks	0.6
Nestle SA	Food Products	0.6
Chevron Corp.	Integrated Oil & Gas	0.6
Top Ten		7.5%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 27, 2014, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2014, the annualized expense ratios were 0.28% for Investor Shares, 0.15% for Institutional Shares, and 0.17% for ETF Shares.

7

Total World Stock Index Fund

Market Diversification (% of equity exposure)
		FTSE
		Global
		All Cap
	Fund	Index
Europe
United Kingdom	8.0%	8.0%
France	3.4	3.4
Germany	3.2	3.2
Switzerland	3.1	3.2
Spain	1.3	1.3
Sweden	1.2	1.2
Netherlands	1.0	1.0
Italy	1.0	1.0
Other	2.3	2.2
Subtotal	24.5%	24.5%
Pacific
Japan	7.3%	7.3%
Australia	2.9	2.9
South Korea	1.6	1.6
Hong Kong	1.2	1.2
Other	0.7	0.7
Subtotal	13.7%	13.7%
Emerging Markets
China	1.7%	1.7%
Taiwan	1.4	1.4
Brazil	1.1	1.1
Other	4.7	4.6
Subtotal	8.9%	8.8%
North America
United States	49.0%	49.1%
Canada	3.7	3.7
Subtotal	52.7%	52.8%
Middle East	0.2%	0.2%

8

Total World Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 26, 2008, Through April 30, 2014

Average Annual Total Returns: Periods Ended March 31, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	6/26/2008	17.13%	17.98%	5.41%
Institutional Shares	10/9/2008	17.29	18.20	14.03
ETF Shares	6/24/2008
Market Price		17.00	18.13	5.28
Net Asset Value		17.27	18.18	5.30

See Financial Highlights for dividend and capital gains information.

9

Total World Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2014

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Commonwealth Bank of Australia	190,484	14,012	0.3%
BHP Billiton Ltd.	381,142	13,423	0.3%
Australia—Other †		116,689	2.3%
		144,124	2.9%

Austria †		6,189	0.1%

Belgium †		23,153	0.5%

Brazil †		57,331	1.1%

Canada
Imperial Oil Ltd.	29,490	1,440	0.0%
Canada—Other †		182,792	3.7%
		184,232	3.7%

Chile †		7,880	0.2%

China
China Mobile Ltd.	627,861	5,976	0.1%
China Construction Bank Corp.	8,481,231	5,872	0.1%
Industrial & Commercial Bank of China Ltd.	8,530,245	5,097	0.1%
Bank of China Ltd.	9,176,800	4,043	0.1%
CNOOC Ltd.	1,960,656	3,241	0.1%
PetroChina Co. Ltd.	2,646,000	3,053	0.1%
China Petroleum & Chemical Corp.	3,064,314	2,720	0.1%
China Life Insurance Co. Ltd.	943,000	2,453	0.1%
China Shenhua Energy Co. Ltd.	536,000	1,456	0.1%
China Overseas Land & Investment Ltd.	526,480	1,296	0.0%

10

Total World Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
	Agricultural Bank of China Ltd.	2,620,500	1,103	0.0%
	China Telecom Corp. Ltd.	2,064,034	1,056	0.0%
	China Unicom Hong Kong Ltd.	653,574	1,002	0.0%
	PICC Property & Casualty Co. Ltd.	504,466	667	0.0%
	China Resources Power Holdings Co. Ltd.	219,400	551	0.0%
	China Resources Land Ltd.	250,000	516	0.0%
	China CITIC Bank Corp. Ltd.	847,010	506	0.0%
	China Oilfield Services Ltd.	210,000	503	0.0%
	Kunlun Energy Co. Ltd.	322,000	503	0.0%
	Dongfeng Motor Group Co. Ltd.	340,000	455	0.0%
	China Merchants Holdings International Co. Ltd.	136,000	427	0.0%
	China Longyuan Power Group Corp.	400,000	412	0.0%
	China Resources Enterprise Ltd.	134,000	382	0.0%
	China State Construction International Holdings Ltd.	218,000	365	0.0%
^	CITIC Pacific Ltd.	196,000	344	0.0%
	China Communications Construction Co. Ltd.	498,375	327	0.0%
1	People’s Insurance Co. Group of China Ltd.	826,000	317	0.0%
	Sinopharm Group Co. Ltd.	113,600	300	0.0%
	Beijing Capital International Airport Co. Ltd.	406,000	283	0.0%
*,^	China Cinda Asset Management Co. Ltd.	530,000	267	0.0%
*,^	Aluminum Corp. of China Ltd.	705,331	253	0.0%
*	Hunan Nonferrous Metal Corp. Ltd.	866,728	252	0.0%
*	China Taiping Insurance Holdings Co. Ltd.	141,200	225	0.0%
^	China Coal Energy Co. Ltd.	408,000	221	0.0%
	Zhuzhou CSR Times Electric Co. Ltd.	69,000	203	0.0%
	Cosco International Holdings Ltd.	466,000	194	0.0%
	China Resources Gas Group Ltd.	64,000	190	0.0%
	Sinotrans Ltd.	283,000	157	0.0%
	China Railway Construction Corp. Ltd.	182,626	152	0.0%
	China Railway Group Ltd.	331,000	148	0.0%
	CSR Corp. Ltd.	197,000	144	0.0%
	China Resources Cement Holdings Ltd.	196,000	136	0.0%
	Foshan Huaxin Packaging Co. Ltd. Class B	266,600	129	0.0%
	Air China Ltd.	220,000	125	0.0%
	China Communications Services Corp. Ltd.	234,000	119	0.0%
1	Sinopec Engineering Group Co. Ltd.	101,135	113	0.0%
*,^	China COSCO Holdings Co. Ltd.	276,500	110	0.0%
	AviChina Industry & Technology Co. Ltd.	200,000	107	0.0%
	Dah Chong Hong Holdings Ltd.	166,000	106	0.0%
	China BlueChemical Ltd.	176,000	95	0.0%
	Franshion Properties China Ltd.	294,000	93	0.0%
	Sinopec Kantons Holdings Ltd.	90,000	84	0.0%
*,^	China Foods Ltd.	230,000	78	0.0%
	Huaneng Renewables Corp. Ltd.	242,000	75	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd.	300,000	73	0.0%
	China Agri-Industries Holdings Ltd.	176,800	71	0.0%
	Dongfang Electric Corp. Ltd.	44,800	70	0.0%
*	Angang Steel Co. Ltd.	114,000	69	0.0%
^	China Power International Development Ltd.	178,000	64	0.0%
*	China Eastern Airlines Corp. Ltd.	202,000	62	0.0%
*,1	China Galaxy Securities Co. Ltd.	103,000	60	0.0%
	Harbin Electric Co. Ltd.	96,000	56	0.0%
	Sinotrans Shipping Ltd.	169,500	49	0.0%
*	China Traditional Chinese Medicine Co. Ltd.	110,000	47	0.0%

11

Total World Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
China Datang Corp. Renewable Power Co. Ltd.	330,000	44	0.0%
China Southern Airlines Co. Ltd.	88,000	26	0.0%
China—Other †		37,138	0.8%
		86,831	1.7%

Colombia †		4,571	0.1%
Czech Republic †		1,325	0.0%
Denmark †		27,803	0.5%

Egypt †		1,317	0.0%

Finland †		18,626	0.4%

France
Total SA	239,073	17,105	0.3%
Sanofi	135,375	14,610	0.3%
France—Other †		138,358	2.8%
		170,073	3.4%
Germany
^ Bayer AG	97,636	13,576	0.3%
Siemens AG	99,023	13,063	0.2%
Germany—Other †		135,026	2.7%
		161,665	3.2%

Greece †		4,010	0.1%
Hong Kong
BOC Hong Kong Holdings Ltd.	404,500	1,187	0.0%
CITIC Telecom International Holdings Ltd.	302,500	105	0.0%
China Travel International Inv HK	354,000	71	0.0%
* COFCO Land Holdings Ltd.	187,840	43	0.0%
Hong Kong—Other †		60,268	1.2%
		61,674	1.2%

Hungary †		1,206	0.0%

[1]India †		43,089	0.9%

Indonesia †		13,268	0.3%
Ireland †		5,763	0.1%
Israel †		10,655	0.2%

Italy †		51,469	1.0%
Japan
Toyota Motor Corp.	315,030	17,020	0.3%
Japan—Other †		349,367	7.0%
		366,387	7.3%

12

Total World Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
[1]Malaysia †		23,420	0.5%
Mexico †		24,066	0.5%
Morocco †		139	0.0%
Netherlands †		51,647	1.0%
New Zealand †		4,900	0.1%
Norway †		17,737	0.3%
Peru †		1,500	0.0%
Philippines †		8,263	0.2%
Poland †		8,349	0.2%
Portugal †		4,707	0.1%
Russia †		22,217	0.4%
Singapore
Cosco Corp. Singapore Ltd.	92,000	53	0.0%
1 Singapore—Other †		29,525	0.6%
		29,578	0.6%
South Africa †		39,159	0.8%
South Korea
Samsung Electronics Co. Ltd. GDR	25,104	16,206	0.3%
South Korea—Other †		64,695	1.3%
		80,901	1.6%
Spain †		63,055	1.3%
Sweden †		59,421	1.2%
Switzerland
Nestle SA	387,149	29,921	0.6%
Roche Holding AG	83,426	24,473	0.5%
Novartis AG	275,665	23,964	0.4%
Switzerland—Other †		79,540	1.6%
		157,898	3.1%
Taiwan †		71,136	1.4%
Thailand †		13,368	0.3%
Turkey †		8,548	0.2%
United Arab Emirates †		4,249	0.1%

13

Total World Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
United Kingdom
HSBC Holdings plc	2,253,975	23,031	0.4%
BP plc	2,230,747	18,835	0.4%
Royal Dutch Shell plc Class A	468,818	18,535	0.4%
GlaxoSmithKline plc	577,479	15,956	0.3%
British American Tobacco plc	226,006	13,051	0.3%
Royal Dutch Shell plc Class B	304,442	12,927	0.2%
United Kingdom—Other †		297,403	5.9%
		399,738	7.9%

United States
Basic Materials †		74,514	1.5%

Consumer Goods
Procter & Gamble Co.	325,558	26,875	0.6%
Coca-Cola Co.	502,687	20,505	0.4%
Philip Morris International Inc.	192,289	16,427	0.3%
PepsiCo Inc.	184,584	15,854	0.3%
Consumer Goods—Other †		171,534	3.4%
		251,195	5.0%
Consumer Services
Walt Disney Co.	208,064	16,508	0.3%
Wal-Mart Stores Inc.	194,412	15,497	0.3%
* Amazon.com Inc.	43,898	13,351	0.3%
Home Depot Inc.	167,244	13,298	0.2%
Consumer Services—Other †		256,120	5.1%
		314,774	6.2%
Financials
Wells Fargo & Co.	629,726	31,260	0.6%
JPMorgan Chase & Co.	451,987	25,302	0.5%
Bank of America Corp.	1,274,794	19,300	0.4%
Citigroup Inc.	362,711	17,377	0.4%
* Berkshire Hathaway Inc. Class B	126,329	16,277	0.3%
Financials—Other †		337,675	6.7%
		447,191	8.9%
Health Care
Johnson & Johnson	328,721	33,296	0.7%
Pfizer Inc.	772,858	24,175	0.5%
Merck & Co. Inc.	351,885	20,606	0.4%
* Gilead Sciences Inc.	181,564	14,251	0.3%
Health Care—Other †		199,146	3.9%
		291,474	5.8%
Industrials
General Electric Co.	1,206,676	32,448	0.6%
Industrials—Other †		291,159	5.8%
		323,607	6.4%
Oil & Gas
Exxon Mobil Corp.	520,597	53,314	1.0%
Chevron Corp.	228,788	28,717	0.6%
Schlumberger Ltd.	155,463	15,787	0.3%
Oil & Gas—Other †		139,756	2.8%
		237,574	4.7%

14

Total World Stock Index Fund

				Market	Percentage
				Value	of Net
			Shares	($000)	Assets
	Other[2]
3	Vanguard FTSE Emerging Markets ETF		133,278	5,457	0.1%
	Other—Other †			13	0.0%
				5,470	0.1%
	Technology
	Apple Inc.		106,886	63,072	1.3%
	Microsoft Corp.		898,292	36,291	0.7%
	International Business Machines Corp.		125,009	24,561	0.5%
*	Google Inc. Class A		33,446	17,890	0.4%
*	Google Inc.		33,625	17,709	0.3%
	Oracle Corp.		411,819	16,835	0.3%
	Intel Corp.		597,479	15,947	0.3%
	QUALCOMM Inc.		202,295	15,923	0.3%
	Cisco Systems Inc.		618,387	14,291	0.3%
*	Facebook Inc. Class A		237,380	14,191	0.3%
	Technology—Other †			138,632	2.8%
				375,342	7.5%
	Telecommunications
	Verizon Communications Inc.		492,260	23,003	0.5%
	AT&T Inc.		624,631	22,299	0.4%
	Telecommunications—Other †			8,855	0.2%
				54,157	1.1%

	Utilities †			82,942	1.6%
				2,458,240	48.8%
	Total Common Stocks (Cost $4,031,623)			5,004,877	99.5%[4]

		Coupon
	Temporary Cash Investments
	Money Market Fund
[5,6]	Vanguard Market Liquidity Fund	0.124%	129,065,343	129,065	2.6%

	7U.S. Government and Agency Obligations †			2,300	0.0%
	Total Temporary Cash Investments (Cost $131,365)			131,365	2.6%[4]
	Total Investments (Cost $4,162,988)			5,136,242	102.1%
	Other Assets and Liabilities
	Other Assets			15,284	0.3%
	Liabilities[6]			(119,497)	(2.4%)
				(104,213)	(2.1%)
	Net Assets			5,032,029	100.0%

15

Total World Stock Index Fund

At April 30, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	4,098,139
Undistributed Net Investment Income	11,385
Accumulated Net Realized Losses	(51,190)
Unrealized Appreciation (Depreciation)
Investment Securities	973,254
Futures Contracts	310
Forward Currency Contracts	55
Foreign Currencies	76
Net Assets	5,032,029

Investor Shares—Net Assets
Applicable to 30,951,384 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	758,130
Net Asset Value Per Share—Investor Shares	$24.49

Institutional Shares—Net Assets
Applicable to 7,954,712 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	976,330
Net Asset Value Per Share—Institutional Shares	$122.74

ETF Shares—Net Assets
Applicable to 54,868,645 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,297,569
Net Asset Value Per Share—ETF Shares	$60.10

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $103,896,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the aggregate value of these securities was $2,182,000.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 2.2%, respectively, of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
6 Includes $109,979,000 of collateral received for securities on loan.
7 Securities with a value of $1,400,000 have been segregated as initial margin for open futures contracts.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

16

Total World Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2014
($000)
Investment Income
Income
Dividends[1,2]	64,328
Interest[2]	25
Securities Lending	602
Total Income	64,955
Expenses
The Vanguard Group—Note B
Investment Advisory Services	454
Management and Administrative—Investor Shares	735
Management and Administrative—Institutional Shares	420
Management and Administrative—ETF Shares	1,704
Marketing and Distribution—Investor Shares	76
Marketing and Distribution—Institutional Shares	103
Marketing and Distribution—ETF Shares	376
Custodian Fees	306
Shareholders’ Reports—Investor Shares	10
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	42
Trustees’ Fees and Expenses	1
Total Expenses	4,228
Net Investment Income	60,727
Realized Net Gain (Loss)
Investment Securities Sold[2]	22,299
Futures Contracts	1,669
Foreign Currencies and Forward Currency Contracts	(29)
Realized Net Gain (Loss)	23,939
Change in Unrealized Appreciation (Depreciation)
Investment Securities	173,626
Futures Contracts	(531)
Foreign Currencies and Forward Currency Contracts	(35)
Change in Unrealized Appreciation (Depreciation)	173,060
Net Increase (Decrease) in Net Assets Resulting from Operations	257,726

1 Dividends are net of foreign withholding taxes of $2,879,000.
2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $50,000, $23,000, and ($11,000), respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Total World Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	60,727	75,676
Realized Net Gain (Loss)	23,939	30,448
Change in Unrealized Appreciation (Depreciation)	173,060	568,557
Net Increase (Decrease) in Net Assets Resulting from Operations	257,726	674,681
Distributions
Net Investment Income
Investor Shares	(7,882)	(11,989)
Institutional Shares	(10,689)	(13,244)
ETF Shares	(37,572)	(56,101)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(56,143)	(81,334)
Capital Share Transactions
Investor Shares	113,602	159,086
Institutional Shares	214,218	302,700
ETF Shares	326,510	968,235
Net Increase (Decrease) from Capital Share Transactions	654,330	1,430,021
Total Increase (Decrease)	855,913	2,023,368
Net Assets
Beginning of Period	4,176,116	2,152,748
End of Period[1]	5,032,029	4,176,116
1 Net Assets—End of Period includes undistributed net investment income of $11,385,000 and $6,966,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total World Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$23.48	$19.46	$18.40	$18.85	$16.66	$13.71
Investment Operations
Net Investment Income	.294	.473	.399	.380	.359[1]	.328[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	.992	4.084	1.263	(.480)	2.076	2.698
Total from Investment Operations	1.286	4.557	1.662	(.100)	2.435	3.026
Distributions
Dividends from Net Investment Income	(. 276)	(. 537)	(. 602)	(. 350)	(. 245)	(. 076)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 276)	(. 537)	(. 602)	(. 350)	(. 245)	(. 076)
Net Asset Value, End of Period	$24.49	$23.48	$19.46	$18.40	$18.85	$16.66

Total Return[3]	5.52%	23.79%	9.29%	-0.61%	14.73%	22.25%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$758	$615	$364	$286	$255	$131
Ratio of Total Expenses to
Average Net Assets	0.28%	0.30%	0.35%	0.40%	0.45%	0.50%
Ratio of Net Investment Income to
Average Net Assets	2.31%	2.28%	2.44%	2.30%	2.03%	2.28%
Portfolio Turnover Rate [4]	11%	12%	16%	10%	7%	18%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.01, $.01, and $.01. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total World Stock Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$117.63	$97.56	$92.36	$94.62	$83.54	$68.63
Investment Operations
Net Investment Income	1.544	2.506	2.167	2.124	1.893[1]	1.884[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	5.023	20.461	6.336	(2.459)	10.538	13.457
Total from Investment Operations	6.567	22.967	8.503	(.335)	12.431	15.341
Distributions
Dividends from Net Investment Income	(1.457)	(2.897)	(3.303)	(1.925)	(1.351)	(.431)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(1.457)	(2.897)	(3.303)	(1.925)	(1.351)	(.431)
Net Asset Value, End of Period	$122.74	$117.63	$97.56	$92.36	$94.62	$83.54

Total Return[3]	5.63%	23.95%	9.50%	-0.44%	15.01%	22.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$976	$724	$325	$191	$48	$17
Ratio of Total Expenses to
Average Net Assets	0.15%	0.16%	0.17%	0.20%	0.23%	0.25%
Ratio of Net Investment Income to
Average Net Assets	2.44%	2.42%	2.62%	2.50%	2.25%	2.53%
Portfolio Turnover Rate [4]	11%	12%	16%	10%	7%	18%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.03, $.03, and $.05. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total World Stock Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$57.60	$47.76	$45.21	$46.30	$40.88	$33.59
Investment Operations
Net Investment Income	.750	1.218	1.056	1.020	.964[1]	.871[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	2.458	10.025	3.096	(1.192)	5.118	6.622
Total from Investment Operations	3.208	11.243	4.152	(.172)	6.082	7.493
Distributions
Dividends from Net Investment Income	(.708)	(1.403)	(1.602)	(.918)	(.662)	(.203)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.708)	(1.403)	(1.602)	(.918)	(.662)	(.203)
Net Asset Value, End of Period	$60.10	$57.60	$47.76	$45.21	$46.30	$40.88

Total Return	5.61%	23.95%	9.47%	-0.46%	15.00%	22.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,298	$2,837	$1,463	$971	$733	$499
Ratio of Total Expenses to
Average Net Assets	0.17%	0.18%	0.19%	0.22%	0.25%	0.30%
Ratio of Net Investment Income to
Average Net Assets	2.42%	2.40%	2.60%	2.48%	2.23%	2.48%
Portfolio Turnover Rate [3]	11%	12%	16%	10%	7%	18%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.03, $.02, and $.02. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total World Stock Index Fund

Notes to Financial Statements

Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks

22

Total World Stock Index Fund

associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on quarterly average notional amounts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2010–2013), and for the period ended April 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

23

Total World Stock Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2014, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

24

Total World Stock Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2014, the fund had contributed capital of $530,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.21% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—U.S.	2,458,081	—	159
Common Stocks—International	297,097	2,247,508	2,032
Temporary Cash Investments	129,065	2,300	—
Futures Contracts—Assets[1]	55	—	—
Futures Contracts—Liabilities[1]	(9)	—	—
Forward Currency Contracts—Assets	—	61	—
Forward Currency Contracts—Liabilities	—	(6)	—
Total	2,884,289	2,249,863	2,191
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2014, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	55	61	116
Liabilities	(9)	(6)	(15)

25

Total World Stock Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2014, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	1,669	—	1,669
Forward Currency Contracts	—	134	134
Realized Net Gain (Loss) on Derivatives	1,669	134	1,803

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(531)	—	(531)
Forward Currency Contracts	—	(63)	(63)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(531)	(63)	(594)

At April 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	June 2014	86	8,075	146
S&P 500 Index	June 2014	10	4,695	72
Topix Index	June 2014	21	2,376	(2)
E-mini S&P Mid-Cap 400 Index	June 2014	17	2,300	(28)
FTSE 100 Index	June 2014	27	3,075	47
Dow Jones EURO STOXX 50 Index	June 2014	79	3,445	67
S&P ASX 200 Index	June 2014	9	1,140	8
				310

Unrealized appreciation (depreciation) on open E-mini S&P 500 Index, S&P 500 Index, E-mini S&P Mid-Cap 400 Index, FTSE 100 Index, and Dow Jones EURO STOXX 50 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

26

Total World Stock Index Fund

At April 30, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	6/25/2014	EUR	2,316	USD	3,196	16
UBS AG	6/25/2014	GBP	1,751	USD	2,924	32
UBS AG	6/17/2014	JPY	196,087	USD	1,917	2
UBS AG	6/24/2014	AUD	674	USD	629	(5)
UBS AG	6/17/2014	JPY	53,786	USD	527	(1)
UBS AG	6/24/2014	AUD	518	USD	468	11
UBS AG	6/25/2014	EUR	8	USD	11	—
						55
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended April 30, 2014, the fund realized net foreign currency losses of $163,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

During the six months ended April 30, 2014, the fund realized $21,317,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2013, the fund had available capital losses totaling $52,949,000 to offset future net capital gains. Of this amount, $24,146,000 is subject to expiration dates; $572,000 may be used to offset future net capital gains through October 31, 2016, $7,777,000

27

Total World Stock Index Fund

through October 31, 2017, $1,086,000 through October 31, 2018, and $14,711,000 through October 31, 2019. Capital losses of $28,803,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2014, the cost of investment securities for tax purposes was $4,169,303,000. Net unrealized appreciation of investment securities for tax purposes was $966,939,000, consisting of unrealized gains of $1,081,922,000 on securities that had risen in value since their purchase and $114,983,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2014, the fund purchased $961,743,000 of investment securities and sold $310,604,000 of investment securities, other than temporary cash investments. Purchases and sales include $369,912,000 and $46,222,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2014	October 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	163,272	6,833	240,328	11,302
Issued in Lieu of Cash Distributions	7,371	311	11,215	536
Redeemed	(57,041)	(2,393)	(92,457)	(4,362)
Net Increase (Decrease)—Investor Shares	113,602	4,751	159,086	7,476
Institutional Shares
Issued	245,569	2,059	346,071	3,226
Issued in Lieu of Cash Distributions	9,079	77	11,524	110
Redeemed	(40,430)	(334)	(54,895)	(518)
Net Increase (Decrease)—Institutional Shares	214,218	1,802	302,700	2,818
ETF Shares
Issued	373,188	6,410	1,017,912	19,629
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(46,678)	(800)	(49,677)	(1,000)
Net Increase (Decrease)—ETF Shares	326,510	5,610	968,235	18,629

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2014, that would require recognition or disclosure in these financial statements.

28

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

29

Six Months Ended April 30, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total World Stock Index Fund	10/31/2013	4/30/2014	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,055.22	$1.43
Institutional Shares	1,000.00	1,056.31	0.76
ETF Shares	1,000.00	1,056.09	0.87
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.41	$1.40
Institutional Shares	1,000.00	1,024.05	0.75
ETF Shares	1,000.00	1,023.95	0.85

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.28% for Investor Shares, 0.15% for Institutional Shares, and 0.17% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

30

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total World Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Equity Investment Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management services since the fund’s inception in 2008, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

31

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

32

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Total World Stock Index: FTSE All-World Index through December 18, 2011, and FTSE Global All Cap Index thereafter.

33

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
IndependentTrustees	Bioethical Issues.

Emerson U. Fullwood	JoAnn Heffernan Heisen
Born 1948. Trustee Since January 2008. Principal	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Executive	Occupation(s) During the Past Five Years: Corporate
Chief Staff and Marketing Officer for North America	Vice President and Chief Global Diversity Officer
and Corporate Vice President (retired 2008) of Xerox	(retired 2008) and Member of the Executive
Corporation (document management products and	Committee (1997–2008) of Johnson & Johnson
services); Executive in Residence and 2009–2010	(pharmaceuticals/medical devices/consumer
Distinguished Minett Professor at the Rochester	products); Director of Skytop Lodge Corporation
Institute of Technology; Director of SPX Corporation	(hotels), the University Medical Center at Princeton,
(multi-industry manufacturing), the United Way of	the Robert Wood Johnson Foundation, and the Center
Rochester, Amerigroup Corporation (managed health	for Talent Innovation; Member of the Advisory Board
care), the University of Rochester Medical Center,	of the Maxwell School of Citizenship and Public Affairs
Monroe Community College Foundation, and North	at Syracuse University.
Carolina A&T University.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer (retired 2009) of Cummins
Chairman and Chief Executive Officer (retired 2009)	Inc. (industrial machinery); Chairman of the Board
and President (2006–2008) of Rohm and Haas Co.	of Hillenbrand, Inc. (specialized consumer services),
(chemicals); Director of Tyco International, Ltd.	and of Oxfam America; Director of SKF AB (industrial
(diversified manufacturing and services), Hewlett-	machinery), Hyster-Yale Materials Handling, Inc.
Packard Co. (electronic computer manufacturing),	(forklift trucks), the Lumina Foundation for Education,

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	John J. Brennan
and Chief Operating Officer (retired 2010) of Corning	Chairman, 1996–2009
Incorporated (communications equipment); Trustee of	Chief Executive Officer and President, 1996–2008
Colby-Sawyer College; Member of the Advisory Board
of the Norris Cotton Cancer Center and of the Advisory	Founder
Board of the Parthenon Group (strategy consulting).
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600
Connect with Vanguard® > vanguard.com

All rights in a FTSE index (the “Index”) vest in FTSE
Fund Information > 800-662-7447	International Limited (“FTSE”). “FTSE®” is a trademark
Direct Investor Account Services > 800-662-2739	of London Stock Exchange Group companies and is
Institutional Investor Services > 800-523-1036	used by FTSE under licence. The Vanguard Fund(s) (the
Text Telephone for People	“Product”) has been developed solely by Vanguard. The
With Hearing Impairment > 800-749-7273	Index is calculated by FTSE or its agent. FTSE and its
licensors are not connected to and do not sponsor,
This material may be used in conjunction	advise, recommend, endorse, or promote the Product
with the offering of shares of any Vanguard	and do not accept any liability whatsoever to any
fund only if preceded or accompanied by	person arising out of (a) the use of, reliance on or any
the fund’s current prospectus.	error in the Index or (b) investment in or operation of
the Product. FTSE makes no claim, prediction, warranty,
All comparative mutual fund data are from Lipper, a	or representation either as to the results to be obtained
Thomson Reuters Company, or Morningstar, Inc., unless	from the Product or the suitability of the Index for the
otherwise noted.	purpose to which it is being put by Vanguard.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6282 062014

Semiannual Report | April 30, 2014
Vanguard FTSE International Index Funds

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
FTSE All-World ex-US Index Fund.	8
FTSE All-World ex-US Small-Cap Index Fund.	32
About Your Fund’s Expenses.	50
Trustees Approve Advisory Arrangements.	52
Glossary.	53

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas. This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended April 30, 2014
Total
Returns
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	3.06%
Admiral™ Shares	3.17
Institutional Shares	3.19
Institutional Plus Shares	3.20
ETF Shares
Market Price	3.21
Net Asset Value	3.17
FTSE All-World ex US Index	2.84
International Funds Average	3.71
International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	6.57%
Institutional Shares	6.69
ETF Shares
Market Price	6.54
Net Asset Value	6.68
FTSE Global Small Cap ex US Index	6.30
International Small-Cap Funds Average	5.13
International Small-Cap Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Chairman’s Letter

Dear Shareholder,

Shifts in the outlook for economic growth and the direction of interest rates largely drove international stock markets during the six months ended April 30, 2014.

Even fairly modest improvements in Europe’s economy were enough to lift investor sentiment and push stock markets significantly higher across that region. Other markets outside the United States generally didn’t fare as well. Softening growth prospects for Japan and China as well as political instability in some emerging markets and economic turmoil from rising rates in others weighed on returns in those countries.

In terms of market capitalization, investors favored small-cap stocks this time around—Vanguard FTSE All-World ex-US Small-Cap Index Fund returned 6.57% for the six months. Vanguard FTSE All-World ex-US Index Fund, which invests in large and mid-sized international companies, returned 3.06%. (All returns mentioned in this letter are for the funds’ Investor Shares.)

The funds’ returns were modestly higher than their benchmarks, an unusual situation for index funds and a result of fair-value pricing adjustments. These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets.

2

While the small-cap fund outpaced the average return of its peer group, which includes actively managed and indexed international funds, the large- and mid-cap fund did not.

Recent progress has been sporadic, but stocks continued their climb
For the fiscal half year ended April 30, U.S. stocks returned almost 8%, notwithstanding the patches of turbulence the market has encountered in 2014. Technology stocks, for example, turned in a rocky performance amid concerns about pricey valuations. Poor economic data from China and the conflict in Ukraine also unsettled investors.

Global economic and political shifts are, of course, as inevitable as they are unpredictable. Broad diversification remains the best way of managing the risks they pose to your portfolio. As Joe Davis, our chief economist, noted recently, “Having a broader portfolio tends to moderate those individual issues and that’s always, I think, a valuable starting point for investors.”

International stocks, in aggregate, returned nearly 3%, with the developed markets of Europe faring the best. The developed markets of the Pacific region and emerging markets, where China’s weakness was felt most, had negative returns.

Market Barometer

			Total Returns
		Periods Ended April 30, 2014
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	8.25%	20.81%	19.52%
Russell 2000 Index (Small-caps)	3.08	20.50	19.84
Russell 3000 Index (Broad U.S. market)	7.83	20.78	19.54
FTSE All-World ex US Index (International)	2.84	9.77	13.22

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	1.74%	-0.26%	4.88%
Barclays Municipal Bond Index (Broad tax-exempt market)	4.08	0.50	5.54
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.04	0.08

CPI
Consumer Price Index	1.51%	1.95%	2.14%

3

Despite low yields, the bond market
experienced a surprising rally
Bonds continued to emerge from the

struggles that marked much of 2013, when the market was roiled by worries about the prospect of the Federal Reserve reducing its stimulative bond-buying. In January, however, when the Fed actually started to trim purchases, investors seemed to take the news in stride.

The broad U.S. taxable bond market returned 1.74%. The yield of the 10-year Treasury note ended the six months at 2.69%, up from 2.54% on October 31 but down from nearly 3% on December 31. (Bond prices and yields move in opposite directions.)

Municipal bonds returned 4.08% for the six months. Money market and savings accounts posted paltry returns as the Fed’s target for short-term interest rates remained at 0%–0.25%.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 2.33%.

European stocks buoyed
the funds’ performances
While a number of regions outside the

United States posted poor performances for the six months, solid returns from European stocks—which represented more than 40% of the assets of both funds—helped offset that downdraft.

Expense Ratios
Your Fund Compared With Its Peer Group
						Peer
	Investor	Admiral	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Plus Shares	Shares	Average
FTSE All-World ex-US Index Fund	0.30%	0.15%	0.12%	0.10%	0.15%	1.36%
FTSE All-World ex-US Small-Cap Index
Fund	0.40	—	0.19	—	0.20	1.51

The fund expense ratios shown are from the prospectus dated February 27, 2014, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2014, the funds’ annualized expense ratios were: for the FTSE All-World ex-US Index Fund, 0.29% for Investor Shares, 0.15% for Admiral Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.14% for ETF Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.38% for Investor Shares, 0.18% for Institutional Shares, and 0.19% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2013.

Peer groups: For the FTSE All-World ex-US Index Fund, International Funds; and for the FTSE All-World ex-US Small-Cap Index Fund, International Small-Cap Funds.

4

Developed European stock markets produced returns of about 9% for the large- and mid-cap fund and about 12% for the small-cap fund. Although the Eurozone continued to struggle with problems including high unemployment and government debt in some member states, the region’s emergence from recession helped fuel gains among the larger economies, including Germany and France. Some economies that had fallen out of favor with investors during the debt crisis, including Italy and Portugal, posted double-digit returns. The U.K., a heavyweight in both funds, also performed well amid stronger housing and employment data as well as a strengthening of the British pound against the U.S. dollar.

Returns from the Pacific region were negative for both funds (about –2% for the small-cap fund and –3% for its larger-cap counterpart), largely owing to a slide in Japanese stocks, which accounted for more than half of the funds’ assets in this region. Investors initially applauded the introduction last spring of an aggressive stimulus program aimed at ending Japan’s deflation and breathing new life back into the world’s third-largest economy. More recently, however, the pace of economic growth in Japan has slackened and exports have not benefited from the weaker currency as much as had been hoped. The performances of other developed Pacific markets ranged from positive to slightly negative.

A note on fair-value pricing

The reported return of a fund that tracks an index sometimes diverges from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

5

Within the emerging markets, the small-cap fund posted a return of about 2% for the period, outpacing the large- and mid-cap fund’s return of about –2%. Both funds saw positive performances from roughly half the countries, with the United Arab Emirates and Egypt both rising more than 20%. However, slowing growth in China, along with concerns about its banking sector, weighed on stock prices in the world’s second-largest economy. Russia was another major detractor for the large- and mid-cap fund as the stocks it held sank amid conflict in Ukraine and sanctions from the West. The small-cap fund, in contrast, had less exposure to Russia. Additional challenges facing other emerging markets included soft global demand for commodities, rising interest rates, and political instability.

In terms of sectors, oil and gas and technology were among the top performers, while consumer services lagged for both funds.

Balancing investors’ ‘home bias’ and the benefits of diversification
Many investors have a natural tendency to focus on companies close to home. But this “home bias” can lead to missed opportunities to diversify your portfolio internationally.

Stocks of companies based outside the United States account for about half of the global equity market. Vanguard’s analysis of more than four decades of data shows that, on average, adding such stocks to a U.S. portfolio would have reduced the volatility of returns. This benefit has generally persisted even as economies and markets have become more integrated.

International stocks offer exposure to a wider array of economic and market forces, producing returns that vary from those of U.S. stocks—which helps reduce volatility risk. Of course, the impact of diversification changes over time as returns, volatilities, and correlations between foreign and domestic stocks change.

When it comes to deciding how much to allocate to international stocks, there’s no one-size-fits-all answer. It depends on your view regarding some of the short-term and long-term trade-offs, which include potential exposure to currency fluctuations and generally higher transaction and investment costs.

Vanguard suggests that allocating 20% of your equity portfolio to non-U.S. stocks may be a reasonable starting point. (You can read more in Global Equities: Balancing Home Bias and Diversification, available at vanguard.com/research.)

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 15, 2014

6

Your Fund’s Performance at a Glance
October 31, 2013, Through April 30, 2014
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	$19.81	$20.11	$0.293	$0.000
Admiral Shares	31.21	31.69	0.485	0.000
Institutional Shares	98.93	100.46	1.549	0.000
Institutional Plus Shares	104.76	106.38	1.652	0.000
ETF Shares	50.20	50.98	0.781	0.000
Vanguard FTSE All-World ex-US Small-Cap
Index Fund
Investor Shares	$38.99	$40.92	$0.586	$0.000
Institutional Shares	195.32	205.10	3.039	0.000
ETF Shares	102.21	107.33	1.584	0.000

7

FTSE All-World ex-US Index Fund

Fund Profile
As of April 30, 2014

Share-Class Characteristics
	Investor	Admiral	Institutional	Institutional
	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	VFWIX	VFWAX	VFWSX	VFWPX	VEU
Expense Ratio[1]	0.30%	0.15%	0.12%	0.10%	0.15%

Portfolio Characteristics
		FTSE
		All-World
	Fund	ex US Index
Number of Stocks	2,403	2,313
Median Market Cap	$33.0B	$33.3B
Price/Earnings Ratio	16.7x	16.4x
Price/Book Ratio	1.7x	1.7x
Return on Equity	14.3%	14.4%
Earnings Growth
Rate	9.3%	9.5%
Dividend Yield	2.8%	2.9%
Turnover Rate
(Annualized)	5%	—
Short-Term Reserves	-0.2%	—

Sector Diversification (% of equity exposure)
		FTSE
		All-World
	Fund	ex US Index
Basic Materials	8.5%	8.5%
Consumer Goods	15.5	15.5
Consumer Services	7.4	7.4
Financials	26.5	26.4
Health Care	7.6	7.6
Industrials	12.9	13.0
Oil & Gas	8.8	8.9
Technology	4.3	4.2
Telecommunications	4.9	4.9
Utilities	3.6	3.6

Volatility Measures
FTSE
All-World
ex US Index
R-Squared	0.98
Beta	1.00

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Royal Dutch Shell plc	Integrated Oil & Gas	1.3%
Nestle SA	Food Products	1.3
Roche Holding AG	Pharmaceuticals	1.1
Novartis AG	Pharmaceuticals	1.1
HSBC Holdings plc	Banks	1.0
BHP Billiton Ltd.	General Mining	0.9
BP plc	Integrated Oil & Gas	0.8
Total SA	Integrated Oil & Gas	0.8
Toyota Motor Corp.	Automobiles	0.7
Samsung Electronics Co. Consumer
Ltd.	Electronics	0.7
Top Ten		9.7%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 27, 2014, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2014, the annualized expense ratios were 0.29% for Investor Shares, 0.15% for Admiral Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.14% for ETF Shares.

8

FTSE All-World ex-US Index Fund

Market Diversification (% of equity exposure)
		FTSE
		All-World
		ex US
	Fund	Index
Europe
United Kingdom	15.2%	15.6%
France	7.1	7.1
Germany	6.6	6.6
Switzerland	6.6	6.6
Spain	2.6	2.6
Sweden	2.3	2.3
Netherlands	2.1	2.1
Italy	1.9	1.9
Denmark	1.1	1.1
Other	2.8	2.7
Subtotal	48.3%	48.6%
Pacific
Japan	14.6%	14.6%
Australia	5.8	5.8
South Korea	3.1	3.1
Hong Kong	2.5	2.5
Singapore	1.1	1.1
Other	0.2	0.1
Subtotal	27.3%	27.2%
Emerging Markets
China	3.6%	3.5%
Taiwan	2.4	2.4
Brazil	2.4	2.3
India	1.7	1.7
South Africa	1.7	1.7
Mexico	1.0	1.0
Other	4.7	4.6
Subtotal	17.5%	17.2%
North America
Canada	6.5%	6.5%
Middle East	0.4%	0.5%

9

FTSE All-World ex-US Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): March 8, 2007, Through April 30, 2014

Average Annual Total Returns: Periods Ended March 31, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	3/8/2007	12.26%	15.50%	2.23%
Admiral Shares	9/27/2011	12.43	—	13.85
Institutional Shares	4/30/2007	12.47	15.73	1.46
Institutional Plus Shares	12/16/2010	12.49	—	5.58
ETF Shares	3/2/2007
Market Price		12.27	15.59	2.66
Net Asset Value		12.46	15.67	2.67

See Financial Highlights for dividend and capital gains information.

10

FTSE All-World ex-US Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2014

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Commonwealth Bank of Australia	1,830,051	134,621	0.6%
BHP Billiton Ltd.	3,649,810	128,535	0.6%
Westpac Banking Corp.	3,502,729	114,731	0.5%
Australia & New Zealand Banking Group Ltd.	3,094,839	99,524	0.5%
National Australia Bank Ltd.	2,607,523	85,859	0.4%
Australia—Other †		709,187	3.2%
		1,272,457	5.8%

Austria †		46,118	0.2%

Belgium
Anheuser-Busch InBev NV	902,496	98,370	0.4%
Belgium—Other †		88,420	0.4%
		186,790	0.8%

Brazil †		510,809	2.3%

Canada
Royal Bank of Canada	1,638,846	109,376	0.5%
Toronto-Dominion Bank	2,098,248	100,945	0.5%
Bank of Nova Scotia	1,378,534	83,765	0.4%
Canada—Other †		1,126,190	5.1%
		1,420,276	6.5%

Chile †		64,849	0.3%

China
China Construction Bank Corp.	82,186,277	56,904	0.3%
China Mobile Ltd.	5,931,204	56,456	0.3%
Industrial & Commercial Bank of China Ltd.	81,938,500	48,960	0.2%

11

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
	Bank of China Ltd.	85,606,541	37,718	0.2%
	CNOOC Ltd.	18,237,536	30,144	0.2%
	PetroChina Co. Ltd.	24,042,000	27,739	0.1%
	China Petroleum & Chemical Corp.	29,071,400	25,808	0.1%
	China Life Insurance Co. Ltd.	8,454,000	21,994	0.1%
	China Overseas Land & Investment Ltd.	4,701,760	11,574	0.1%
	Agricultural Bank of China Ltd.	26,356,715	11,090	0.1%
	China Shenhua Energy Co. Ltd.	3,902,500	10,598	0.1%
	China Telecom Corp. Ltd.	18,578,000	9,504	0.1%
	China Unicom Hong Kong Ltd.	5,398,123	8,276	0.1%
	China Resources Power Holdings Co. Ltd.	2,162,400	5,435	0.0%
	China CITIC Bank Corp. Ltd.	8,829,843	5,275	0.0%
	Kunlun Energy Co. Ltd.	3,168,000	4,950	0.0%
	China Oilfield Services Ltd.	2,006,000	4,809	0.0%
	China Resources Land Ltd.	2,296,883	4,741	0.0%
	PICC Property & Casualty Co. Ltd.	3,497,523	4,623	0.0%
	China Merchants Holdings International Co. Ltd.	1,394,893	4,377	0.0%
	Dongfeng Motor Group Co. Ltd.	3,266,000	4,366	0.0%
	China Resources Enterprise Ltd.	1,422,000	4,049	0.0%
	China Longyuan Power Group Corp.	3,731,000	3,843	0.0%
	China Communications Construction Co. Ltd.	5,283,000	3,466	0.0%
^	CITIC Pacific Ltd.	1,783,000	3,132	0.0%
	China State Construction International Holdings Ltd.	1,758,000	2,941	0.0%
	Sinopharm Group Co. Ltd.	1,104,400	2,916	0.0%
^	China Coal Energy Co. Ltd.	4,711,000	2,553	0.0%
	China Railway Group Ltd.	4,983,000	2,232	0.0%
	China Resources Gas Group Ltd.	740,000	2,195	0.0%
*,^	Aluminum Corp. of China Ltd.	5,096,000	1,827	0.0%
*,^	China Cinda Asset Management Co. Ltd.	3,565,000	1,798	0.0%
	China Railway Construction Corp. Ltd.	2,093,074	1,737	0.0%
1	People’s Insurance Co. Group of China Ltd.	4,230,000	1,625	0.0%
	Zhuzhou CSR Times Electric Co. Ltd.	552,000	1,623	0.0%
	CSR Corp. Ltd.	2,030,000	1,486	0.0%
	China Resources Cement Holdings Ltd.	2,132,000	1,484	0.0%
*	China Taiping Insurance Holdings Co. Ltd.	917,000	1,460	0.0%
	China Communications Services Corp. Ltd.	2,870,800	1,457	0.0%
1	Sinopec Engineering Group Co. Ltd.	1,208,093	1,352	0.0%
	AviChina Industry & Technology Co. Ltd.	2,480,000	1,327	0.0%
	Air China Ltd.	2,320,000	1,320	0.0%
	Franshion Properties China Ltd.	4,060,000	1,280	0.0%
	Beijing Capital International Airport Co. Ltd.	1,726,000	1,204	0.0%
*,^	China COSCO Holdings Co. Ltd.	2,822,800	1,120	0.0%
	China BlueChemical Ltd.	2,044,000	1,097	0.0%
	Sinotrans Ltd.	1,776,000	983	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd.	3,981,000	973	0.0%
	China Agri-Industries Holdings Ltd.	2,202,200	881	0.0%
	Huaneng Renewables Corp. Ltd.	2,708,000	842	0.0%
*,^	Angang Steel Co. Ltd.	1,264,000	769	0.0%
*,1	China Galaxy Securities Co. Ltd.	1,295,000	760	0.0%
	China Southern Airlines Co. Ltd.	1,995,000	596	0.0%
	Dongfang Electric Corp. Ltd.	348,400	545	0.0%
*	Metallurgical Corp. of China Ltd.	2,795,000	538	0.0%
*	China Eastern Airlines Corp. Ltd.	1,672,000	517	0.0%
	Harbin Electric Co. Ltd.	698,000	409	0.0%
*	CITIC Resources Holdings Ltd.	2,472,690	358	0.0%

12

FTSE All-World ex-US Index Fund

Market	Percentage
Value	of Net
Shares	($000)	Assets
*	China Machinery Engineering Corp.	510,361	338	0.0%
China Merchants Property Development Co. Ltd. Class B	144,550	322	0.0%
*,^	China Foods Ltd.	934,000	316	0.0%
Sinofert Holdings Ltd.	1,919,153	238	0.0%
China—Other †	317,046	1.5%
772,296	3.5%

Colombia †	41,522	0.2%

Czech Republic †	11,280	0.1%

Denmark
Novo Nordisk A/S Class B	2,219,764	100,746	0.5%
Denmark—Other †	137,581	0.6%
238,327	1.1%

Egypt †	11,873	0.1%

Finland †	135,830	0.6%

France
Total SA	2,314,739	165,608	0.8%
Sanofi	1,304,219	140,753	0.6%
BNP Paribas SA	1,112,834	83,624	0.4%
France—Other †	1,157,471	5.3%
1,547,456	7.1%
Germany
Bayer AG	942,300	131,021	0.6%
*	BASF SE	1,051,898	122,028	0.5%
Siemens AG	903,293	119,164	0.5%
Daimler AG	1,086,373	101,142	0.5%
Allianz SE	518,811	90,290	0.4%
SAP AG	1,018,479	82,322	0.4%
Germany—Other †	805,174	3.7%
1,451,141	6.6%

Greece †	16,499	0.1%

Hong Kong
AIA Group Ltd.	13,604,881	66,169	0.3%
Hang Seng Bank Ltd.	877,600	14,328	0.1%
BOC Hong Kong Holdings Ltd.	4,131,882	12,124	0.1%
China Travel International Inv HK	2,748,000	554	0.0%
Hong Kong—Other †	453,599	2.0%
546,774	2.5%

Hungary †	10,712	0.0%

India
Nestle India Ltd.	25,258	1,996	0.0%
1	India—Other †	372,677	1.7%
374,673	1.7%

13

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Indonesia †		108,551	0.5%

Ireland †		37,523	0.2%

Israel
Osem Investments Ltd.	40,567	964	0.0%
Israel—Other †		97,012	0.4%
		97,976	0.4%
Italy
Eni SPA	2,801,386	72,555	0.3%
Italy—Other †		345,456	1.6%
		418,011	1.9%
Japan
Toyota Motor Corp.	3,018,449	163,081	0.8%
Mitsubishi UFJ Financial Group Inc.	16,122,007	85,761	0.4%
SoftBank Corp.	1,072,554	79,882	0.4%
Honda Motor Co. Ltd.	2,036,646	67,585	0.3%
Chugai Pharmaceutical Co. Ltd.	262,700	6,630	0.0%
Japan—Other †		2,789,965	12.7%
		3,192,904	14.6%

[1]Malaysia †		195,151	0.9%

Mexico †		215,841	1.0%

Morocco †		1,052	0.0%

Netherlands
Unilever NV	1,773,479	76,050	0.3%
Netherlands—Other †		372,813	1.7%
		448,863	2.0%

New Zealand †		33,432	0.1%

Norway †		127,096	0.6%

Other[2]
3 Vanguard FTSE Emerging Markets ETF	870,522	35,639	0.2%

Peru †		12,889	0.1%

Philippines †		63,687	0.3%

Poland †		71,101	0.3%

Portugal †		34,628	0.2%

[1]Russia †		201,826	0.9%

Singapore
^ Cosco Corp. Singapore Ltd.	998,000	575	0.0%
Singapore—Other †		236,454	1.1%
		237,029	1.1%

14

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
South Africa †		362,762	1.6%

South Korea
Samsung Electronics Co. Ltd. GDR	208,757	134,766	0.6%
South Korea—Other †		546,639	2.5%
		681,405	3.1%
Spain
* Banco Santander SA	13,165,706	130,943	0.6%
Banco Bilbao Vizcaya Argentaria SA	6,591,466	81,193	0.4%
Telefonica SA	4,591,908	77,063	0.4%
Spain—Other †		271,652	1.2%
		560,851	2.6%

Sweden †		496,926	2.3%

Switzerland
Nestle SA	3,633,612	280,821	1.3%
Roche Holding AG	800,607	234,855	1.1%
Novartis AG	2,653,540	230,679	1.0%
UBS AG	4,002,460	83,707	0.4%
Switzerland—Other †		605,764	2.7%
		1,435,826	6.5%
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,795,908	96,398	0.5%
Taiwan—Other †		422,077	1.9%
		518,475	2.4%

Thailand †		105,788	0.5%

Turkey †		72,182	0.3%

United Arab Emirates †		36,107	0.2%

United Kingdom
HSBC Holdings plc	21,459,283	219,265	1.0%
BP plc	21,029,551	177,557	0.8%
Royal Dutch Shell plc Class A	4,484,998	177,313	0.8%
GlaxoSmithKline plc	5,539,914	153,073	0.7%
British American Tobacco plc	2,153,217	124,339	0.6%
Royal Dutch Shell plc Class B	2,789,340	118,440	0.5%
Vodafone Group plc	30,213,846	114,712	0.5%
AstraZeneca plc	1,418,741	111,989	0.5%
Diageo plc	2,870,056	87,939	0.4%
BG Group plc	3,878,068	78,452	0.4%
* Lloyds Banking Group plc	61,415,322	78,318	0.4%
Barclays plc	18,318,276	78,221	0.4%
BHP Billiton plc	2,406,689	78,133	0.4%
Rio Tinto plc	1,421,668	77,294	0.3%
Prudential plc	2,907,616	66,844	0.3%
United Kingdom—Other †		1,655,018	7.5%
		3,396,907	15.5%
Total Common Stocks (Cost $18,392,882)		21,860,110	99.8%[4]

15

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[5,6] Vanguard Market Liquidity Fund	0.124%	614,903,345	614,903	2.8%

7U.S. Government and Agency Obligations †			4,499	0.0%
Total Temporary Cash Investments (Cost $619,403)			619,402	2.8%[4]
Total Investments (Cost $19,012,285)			22,479,512	102.6%
Other Assets and Liabilities
Other Assets			122,787	0.5%
Liabilities[6]			(687,461)	(3.1%)
			(564,674)	(2.6%)
Net Assets			21,914,838	100.0%

At April 30, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	19,263,332
Undistributed Net Investment Income	82,014
Accumulated Net Realized Losses	(900,750)
Unrealized Appreciation (Depreciation)
Investment Securities	3,467,227
Futures Contracts	1,578
Forward Currency Contracts	542
Foreign Currencies	895
Net Assets	21,914,838

Investor Shares—Net Assets
Applicable to 31,530,732 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	634,155
Net Asset Value Per Share—Investor Shares	$20.11

Admiral Shares—Net Assets
Applicable to 68,955,992 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,185,407
Net Asset Value Per Share—Admiral Shares	$31.69

Institutional Shares—Net Assets
Applicable to 47,490,298 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,770,718
Net Asset Value Per Share—Institutional Shares	$100.46

16

FTSE All-World ex-US Index Fund

Amount
($000)
Institutional Plus Shares—Net Assets
Applicable to 19,473,301 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,071,532
Net Asset Value Per Share—Institutional Plus Shares	$106.38

ETF Shares—Net Assets
Applicable to 240,345,359 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	12,253,026
Net Asset Value Per Share—ETF Shares	$50.98

See Note A in Notes to Financial Statements.
* Non-income producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $570,743,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund's securities are exempt from registration inder Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the aggregate value of these securities was $24,606,000, representing 0.1% of net assets.
2 "Other" represents securities that are not classified by the fund's benchmark index.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 The Fund invests a portion of it's cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.6%, respectively, of net assets.
5 Affiliated money market fund available only to Vanguard funds and certian trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $604,927,000 of collateral received for securities on loan.
7 Securities with a value of $3,099,000 have been segregated as initial margin for open futures contracts.
ADR - American Depository Receipt.
GDR - Global Depository Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.

17

FTSE All-World ex-US Index Fund

Statement of Operations

Six Months Ended
April 30, 2014
($000)
Investment Income
Income
Dividends[1,2]	379,611
Interest[2]	59
Securities Lending	4,851
Total Income	384,521
Expenses
The Vanguard Group—Note B
Investment Advisory Services	821
Management and Administrative—Investor Shares	727
Management and Administrative—Admiral Shares	1,000
Management and Administrative—Institutional Shares	1,547
Management and Administrative—Institutional Plus Shares	500
Management and Administrative—ETF Shares	4,979
Marketing and Distribution—Investor Shares	81
Marketing and Distribution—Admiral Shares	185
Marketing and Distribution—Institutional Shares	536
Marketing and Distribution—Institutional Plus Shares	185
Marketing and Distribution—ETF Shares	1,289
Custodian Fees	1,942
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—Admiral Shares	6
Shareholders’ Reports—Institutional Shares	11
Shareholders’ Reports—Institutional Plus Shares	3
Shareholders’ Reports—ETF Shares	186
Trustees’ Fees and Expenses	6
Total Expenses	14,012
Net Investment Income	370,509
Realized Net Gain (Loss)
Investment Securities Sold[2]	(111,282)
Futures Contracts	2,719
Foreign Currencies and Forward Currency Contracts	343
Realized Net Gain (Loss)	(108,220)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	407,551
Futures Contracts	(1,006)
Foreign Currencies and Forward Currency Contracts	183
Change in Unrealized Appreciation (Depreciation)	406,728
Net Increase (Decrease) in Net Assets Resulting from Operations	669,017

1. Dividends are net of foreign withholding taxes of $25,162,000.
2. Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $241,000, $55,000, and ($603,000), respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

18

FTSE All-World ex-US Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	370,509	484,398
Realized Net Gain (Loss)	(108,220)	(333,975)
Change in Unrealized Appreciation (Depreciation)	406,728	2,950,192
Net Increase (Decrease) in Net Assets Resulting from Operations	669,017	3,100,615
Distributions
Net Investment Income
Investor Shares	(9,344)	(17,084)
Admiral Shares	(31,791)	(49,909)
Institutional Shares	(72,536)	(133,997)
Institutional Plus Shares	(29,346)	(49,235)
ETF Shares	(180,594)	(297,105)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(323,611)	(547,330)
Capital Share Transactions
Investor Shares	(13,029)	7,164
Admiral Shares	239,844	438,694
Institutional Shares	9,345	377,443
Institutional Plus Shares	365,530	172,307
ETF Shares	961,141	2,321,932
Net Increase (Decrease) from Capital Share Transactions	1,562,831	3,317,540
Total Increase (Decrease)	1,908,237	5,870,825
Net Assets
Beginning of Period	20,006,601	14,135,776
End of Period[1]	21,914,838	20,006,601
1 Net Assets - End of Period includes undistributed net investment income of $82,014,000 and $36,122,000

See accompanying Notes, which are an integral part of the Financial Statements.19

FTSE All-World ex-US Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$19.81	$17.03	$16.95	$18.43	$16.48	$12.77
Investment Operations
Net Investment Income	. 334[1]	.482	.448	.512	.418 [2]	. 378 [2]
Net Realized and Unrealized Gain (Loss)
on Investments	.259	2.850	.397	(1.608)	1.853	3.622
Total from Investment Operations	.593	3.332	.845	(1.096)	2.271	4.000
Distributions
Dividends from Net Investment Income	(.293)	(.552)	(.765)	(.384)	(.321)	(.290)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.293)	(.552)	(.765)	(.384)	(.321)	(.290)
Net Asset Value, End of Period	$20.11	$19.81	$17.03	$16.95	$18.43	$16.48

Total Return [3]	3.06%	19.97%	5.30%	-6.11%	13.94%	32.19%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$634	$637	$543	$1,330	$1,458	$748
Ratio of Total Expenses to
Average Net Assets	0.29%	0.30%	0.30%	0.35%	0.35%	0.40%
Ratio of Net Investment Income to
Average Net Assets	3.02%[1]	2.69%	3.13%	2.87%	2.45%	2.75%
Portfolio Turnover Rate[4]	5%	8%	6%	6%	6%	9%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $.088 and 0.46%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

FTSE All-World ex-US Index Fund

Financial Highlights

Admiral Shares
	Six Months			Sept. 27,
	Ended	Year Ended		2011[1] to
	April 30,	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$31.21	$26.86	$26.86	$25.00
Investment Operations
Net Investment Income	. 549 [2]	.805	.818	.082
Net Realized and Unrealized Gain (Loss) on Investments	.416	4.487	.543	1.778
Total from Investment Operations	.965	5.292	1.361	1.860
Distributions
Dividends from Net Investment Income	(.485)	(.942)	(1.361)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.485)	(.942)	(1.361)	—
Net Asset Value, End of Period	$31.69	$31.21	$26.86	$26.86

Total Return[3]	3.17%	20.14%	5.46%	7.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,185	$1,909	$1,235	$152
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.18%[4]
Ratio of Net Investment Income to Average Net Assets	3.16%[2]	2.84%	3.28%	3.04%[4]
Portfolio Turnover Rate [5]	5%	8%	6%	6%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Net investment income per share and the ratio of net investment income to average net assets include $.139 and 0.46%, respectively, resulting from income Vodafone Group plc i the form of cash and shares in Verizon Communications Inc in February 2014.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$98.93	$85.14	$85.10	$92.50	$82.71	$64.06
Investment Operations
Net Investment Income	1.751[1]	2.577	2.628	2.785	2.226 [2]	2.101[2]
Net Realized and Unrealized Gain (Loss)
on Investments	1.328	14.215	1.735	(8.113)	9.322	18.142
Total from Investment Operations	3.079	16.792	4.363	(5.328)	11.548	20.243
Distributions
Dividends from Net Investment Income	(1.549)	(3.002)	(4.323)	(2.072)	(1.758)	(1.593)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(1.549)	(3.002)	(4.323)	(2.072)	(1.758)	(1.593)
Net Asset Value, End of Period	$100.46	$98.93	$85.14	$85.10	$92.50	$82.71

Total Return [3]	3.19%	20.16%	5.51%	-5.94%	14.15%	32.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,771	$4,687	$3,684	$3,975	$4,146	$1,608
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.13%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.19%[1]	2.87%	3.31%	3.09%	2.65%	3.00%
Portfolio Turnover Rate[4]	5%	8%	6%	6%	6%	9%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $.441 and 0.46%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months			Dec. 16,
	Ended	Year Ended		2010[1] to
	April 30,	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$104.76	$90.17	$90.15	$99.48
Investment Operations
Net Investment Income	1.863 [2]	2.749	2.809	2.794
Net Realized and Unrealized Gain (Loss) on Investments	1.409	15.050	1.829	(9.947)
Total from Investment Operations	3.272	17.799	4.638	(7.153)
Distributions
Dividends from Net Investment Income	(1.652)	(3.209)	(4.618)	(2.177)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.652)	(3.209)	(4.618)	(2.177)
Net Asset Value, End of Period	$106.38	$104.76	$90.17	$90.15

Total Return [3]	3.20%	20.18%	5.54%	-7.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,072	$1,671	$1,274	$566
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%[4]
Ratio of Net Investment Income to Average Net Assets	3.21%[2]	2.89%	3.33%	3.12%[4]
Portfolio Turnover Rate[5]	5%	8%	6%	6%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Net investment income per share and the ratio of net investment income to average net assets include $.467 and 0.46%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

FTSE All-World ex-US Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$50.20	$43.21	$43.17	$46.92	$41.95	$32.50
Investment Operations
Net Investment Income	. 884[1]	1.295	1.324	1.390	1.118[2]	1.011[2]
Net Realized and Unrealized Gain (Loss)
on Investments	.677	7.204	.884	(4.121)	4.715	9.224
Total from Investment Operations	1.561	8.499	2.208	(2.731)	5.833	10.235
Distributions
Dividends from Net Investment Income	(.781)	(1.509)	(2.168)	(1.019)	(.863)	(.785)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.781)	(1.509)	(2.168)	(1.019)	(.863)	(.785)
Net Asset Value, End of Period	$50.98	$50.20	$43.21	$43.17	$46.92	$41.95

Total Return	3.17%	20.12%	5.51%	-5.99%	14.07%	32.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,253	$11,102	$7,400	$6,301	$6,272	$4,366
Ratio of Total Expenses to
Average Net Assets	0.14%	0.15%	0.15%	0.18%	0.22%	0.25%
Ratio of Net Investment Income
to Average Net Assets	3.17%[1]	2.84%	3.28%	3.04%	2.58%	2.90%
Portfolio Turnover Rate [3]	5%	8%	6%	6%	6%	9%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $.224 and 0.46%, respectively, resulting from income Vodafone Group plc i the form of cash and shares in Verizon Communications Inc in February 2014.
2. Calculated on average shares outstanding.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

FTSE All-World ex-US Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when

25

FTSE All-World ex-US Index Fund

futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2014, the fund’s average investments in long and short futures contracts each represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on quarterly average notional amounts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2010–2013), and for the period ended April 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

26

FTSE All-World ex-US Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2014, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

27

FTSE All-World ex-US Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2014, the fund had contributed capital of $2,267,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.91% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	2,266,185	—	—
Common Stocks—Other	346,355	19,231,253	16,317
Temporary Cash Investments	614,903	4,499	—
Futures Contracts—Liabilities[1]	(13)	—	—
Forward Currency Contracts—Assets	—	592	—
Forward Currency Contracts—Liabilities	—	(50)	—
Total	3,227,430	19,236,294	16,317
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $270,656,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

D. At April 30, 2014, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	592	592
Liabilities	(13)	(50)	(63)

28

FTSE All-World ex-US Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2014, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	2,719	—	2,719
Forward Currency Contracts	—	1,265	1,265
Realized Net Gain (Loss) on Derivatives	2,719	1,265	3,984

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(1,006)	—	(1,006)
Forward Currency Contracts	—	(389)	(389)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(1,006)	(389)	(1,395)

At April 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
FTSE 100 Index	June 2014	172	19,588	690
Dow Jones EURO STOXX 50	June 2014	402	17,530	789
Topix Index	June 2014	111	12,556	(105)
S&P ASX 200 Index	June 2014	65	8,234	204
				1,578

Unrealized appreciation (depreciation) on open FTSE 100 Index and Dow Jones EURO STOXX 50 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

At April 30, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

29

FTSE All-World ex-US Index Fund

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	6/25/14	GBP	11,335	USD	18,827	303
UBS AG	6/25/14	EUR	12,258	USD	17,054	(50)
UBS AG	6/17/14	JPY	1,433,553	USD	13,981	45
UBS AG	6/24/14	AUD	8,780	USD	7,882	244
						542
AUD - Australian Dollar
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
USD - U.S. Dollar

At April 30, 2014, the counterparty had deposited in segregated accounts securities with a value of $599,000 in connection with amounts due to the fund for open forward currency contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2014, the fund realized net foreign currency losses of $922,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

The fund realized gains on the sale of securities that were subject to capital gains tax in certain foreign countries. Capital gains taxes reduce realized gains for financial statement purposes but are treated as an expense for tax purposes. Accordingly, $84,000 of capital gains tax has been reclassified from accumulated net realized losses to undistributed net investment income.

During the six months ended April 30, 2014, the fund realized $14,572,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2013, the fund had available capital losses totaling $764,819,000 to offset future net capital gains. Of this amount, $281,206,000 is subject to expiration dates; $1,431,000 may be used to offset future net capital gains through October 31, 2015, $29,919,000 through October 31, 2016, $138,066,000 through October 31, 2017, $32,560,000 through October 31, 2018, and $79,230,000 through October 31, 2019. Capital losses of $483,613,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

30

FTSE All-World ex-US Index Fund

At April 30, 2014, the cost of investment securities for tax purposes was $19,065,638,000. Net unrealized appreciation of investment securities for tax purposes was $3,413,874,000, consisting of unrealized gains of $4,607,040,000 on securities that had risen in value since their purchase and $1,193,166,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2014, the fund purchased $2,102,459,000 of investment securities and sold $522,888,000 of investment securities, other than temporary cash investments. Purchases and sales include $929,299,000 and $30,110,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2014	October 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	79,325	4,042	172,809	9,431
Issued in Lieu of Cash Distributions	9,071	471	16,608	933
Redeemed	(101,425)	(5,166)	(182,253)	(10,092)
Net Increase (Decrease)—Investor Shares	(13,029)	(653)	7,164	272
Admiral Shares
Issued	378,891	12,277	635,607	22,027
Issued in Lieu of Cash Distributions	25,762	848	39,898	1,420
Redeemed	(164,809)	(5,348)	(236,811)	(8,222)
Net Increase (Decrease)—Admiral Shares	239,844	7,777	438,694	15,225
Institutional Shares
Issued	496,050	5,069	1,031,334	11,230
Issued in Lieu of Cash Distributions	65,705	683	121,461	1,365
Redeemed	(552,410)	(5,641)	(775,352)	(8,480)
Net Increase (Decrease)—Institutional Shares	9,345	111	377,443	4,115
Institutional Plus Shares
Issued	441,627	4,255	382,327	3,927
Issued in Lieu of Cash Distributions	29,346	288	49,237	522
Redeemed	(105,443)	(1,018)	(259,257)	(2,629)
Net Increase (Decrease)—Institutional Plus Shares	365,530	3,525	172,307	1,820
ETF Shares
Issued	991,346	19,810	2,321,932	49,861
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(30,205)	(600)	—	—
Net Increase (Decrease)—ETF Shares	961,141	19,210	2,321,932	49,861

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2014, that would require recognition or disclosure in these financial statements.

31

FTSE All-World ex-US Small-Cap Index Fund

Fund Profile
As of April 30, 2014

Share-Class Characteristics
	Investor	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VFSVX	VFSNX	VSS
Expense Ratio[1]	0.40%	0.19%	0.20%

Portfolio Characteristics
		FTSE Global
		Small Cap
	Fund	ex US Index
Number of Stocks	3,237	3,158
Median Market Cap	$1.7B	$1.7B
Price/Earnings Ratio	22.0x	22.1x
Price/Book Ratio	1.5x	1.6x
Return on Equity	10.7%	10.8%
Earnings Growth
Rate	10.5%	10.5%
Dividend Yield	2.3%	2.3%
Turnover Rate
(Annualized)	18%	—
Short-Term Reserves	0.4%	—

Sector Diversification (% of equity exposure)
		FTSE Global
		Small Cap
	Fund	ex US Index
Basic Materials	8.2%	8.2%
Consumer Goods	9.9	10.0
Consumer Services	13.2	13.2
Financials	19.9	20.0
Health Care	5.4	5.5
Industrials	23.8	23.6
Oil & Gas	8.6	8.6
Technology	7.1	7.0
Telecommunications	1.3	1.3
Utilities	2.6	2.6

Volatility Measures
FTSE Global
Small Cap
ex US Index
R-Squared	0.99
Beta	1.00

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Tourmaline Oil Corp.	Exploration &
	Production	0.4%
Gildan Activewear Inc.	Clothing &
	Accessories	0.3
Vermilion Energy Inc.	Exploration &
	Production	0.3
Methanex Corp.	Specialty Chemicals	0.3
Open Text Corp.	Software	0.3
Keyera Corp.	Exploration &
	Production	0.2
Baytex Energy Corp.	Exploration &
	Production	0.2
Trelleborg AB	Industrial Machinery	0.2
AltaGas Ltd.	Exploration &
	Production	0.2
Delta Lloyd NV	Life Insurance	0.2
Top Ten		2.6%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 27, 2014, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2014, the annualized expense ratios were 0.38% for Investor Shares, 0.18% for Institutional Shares, and 0.19% for ETF Shares.

32

FTSE All-World ex-US Small-Cap Index Fund

Market Diversification (% of equity exposure)
		FTSE
		Global
		Small Cap
		ex US
	Fund	Index
Europe
United Kingdom	17.0%	16.9%
Germany	3.9	3.9
Italy	3.1	3.0
Sweden	2.9	2.9
France	2.9	2.9
Switzerland	2.9	2.9
Finland	1.7	1.7
Netherlands	1.6	1.6
Norway	1.6	1.6
Spain	1.6	1.5
Belgium	1.3	1.3
Denmark	1.1	1.1
Other	2.3	2.3
Subtotal	43.9%	43.6%
Pacific
Japan	12.1%	12.1%
Australia	4.2	4.2
South Korea	3.8	3.8
Singapore	1.8	1.7
Hong Kong	1.6	1.6
Other	0.5	0.5
Subtotal	24.0%	23.9%
Emerging Markets
Taiwan	6.5%	6.6%
China	2.6	2.5
India	1.5	1.5
Brazil	1.5	1.5
Malaysia	1.1	1.2
Other	4.9	5.1
Subtotal	18.1%	18.4%
North America
Canada	13.7%	13.7%
Middle East	0.3%	0.4%

33

FTSE All-World ex-US Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): April 2, 2009, Through April 30, 2014

Average Annual Total Returns: Periods Ended March 31, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Investor Shares	4/2/2009	17.33%	18.42%
Fee-Adjusted Returns		16.75	18.31
Institutional Shares	4/2/2009	17.56	18.70
Fee-Adjusted Returns		16.98	18.59
ETF Shares	4/2/2009
Market Price		16.60	18.61
Net Asset Value		17.57	18.67

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fee does not apply to the ETF Shares. The Fiscal-Year Total Returns chart is not adjusted for fees.

See Financial Highlights for dividend and capital gains information.

34

FTSE All-World ex-US Small-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2014

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Australia †		99,494	4.2%

[1]Austria †		16,388	0.7%

Belgium †		31,713	1.3%

Brazil †		34,377	1.4%

Canada
* Tourmaline Oil Corp.	187,024	9,683	0.4%
Gildan Activewear Inc.	132,512	6,774	0.3%
^ Vermilion Energy Inc.	98,312	6,542	0.3%
Methanex Corp.	104,737	6,487	0.3%
Open Text Corp.	129,480	6,385	0.3%
Keyera Corp.	86,860	5,777	0.2%
^ Baytex Energy Corp.	138,162	5,751	0.2%
^ AltaGas Ltd.	133,303	5,680	0.2%
Dollarama Inc.	66,155	5,502	0.2%
Onex Corp.	96,141	5,491	0.2%
Peyto Exploration & Development Corp.	144,306	5,320	0.2%
^ Enerplus Corp.	219,242	4,863	0.2%
Industrial Alliance Insurance & Financial Services Inc.	108,870	4,495	0.2%
Precision Drilling Corp.	314,137	4,084	0.2%
Atco Ltd.	82,538	4,030	0.2%
Canada—Other †		238,354	10.1%
		325,218	13.7%

Chile †		9,805	0.4%

35

FTSE All-World ex-US Small-Cap Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
China †		61,221	2.6%

Colombia †		1,457	0.1%

Czech Republic †		164	0.0%

Denmark
* Jyske Bank A/S	80,934	4,450	0.2%
GN Store Nord A/S	180,271	4,355	0.2%
Denmark—Other †		17,138	0.7%
		25,943	1.1%

Egypt †		2,179	0.1%

Finland
Elisa Oyj	173,687	5,191	0.2%
Finland—Other †		35,174	1.5%
		40,365	1.7%
France
^ Ingenico	49,522	4,321	0.2%
France—Other †		65,243	2.7%
		69,564	2.9%
Germany
Wirecard AG	125,645	5,293	0.2%
Freenet AG	117,550	4,071	0.2%
Germany—Other †		83,739	3.5%
		93,103	3.9%

Greece †		14,912	0.6%

Hong Kong †		37,697	1.6%

India †		34,664	1.5%

Indonesia †		19,655	0.8%

Ireland †		12,659	0.5%

Israel †		8,102	0.3%

Italy
* Banca Popolare dell’Emilia Romagna SC	381,461	4,397	0.2%
Italy—Other †		68,382	2.9%
		72,779	3.1%

Japan †		285,796	12.1%

Malaysia †		26,579	1.1%

Mexico †		13,666	0.6%

36

FTSE All-World ex-US Small-Cap Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Netherlands
Delta Lloyd NV	211,200	5,558	0.2%
Netherlands—Other †		33,059	1.4%
		38,617	1.6%

New Zealand †		12,602	0.5%

Norway
* DNO International ASA	1,132,212	3,932	0.2%
TGS Nopec Geophysical Co. ASA	112,030	3,864	0.1%
Norway—Other †		30,425	1.3%
		38,221	1.6%

Philippines †		13,127	0.6%

Poland †		9,073	0.4%

Portugal
* Banco Comercial Portugues SA	15,531,411	4,720	0.2%
Portugal—Other †		7,829	0.3%
		12,549	0.5%

Russia †		1,576	0.1%

[1]Singapore †		41,509	1.8%

South Africa †		8,607	0.4%

South Korea †		89,184	3.8%

Spain †		37,593	1.6%

Sweden
^ Trelleborg AB Class B	265,781	5,687	0.2%
Meda AB Class A	261,064	4,693	0.2%
Sweden—Other †		59,262	2.5%
		69,642	2.9%
Switzerland
* Dufry AG	30,589	5,062	0.2%
Switzerland—Other †		64,996	2.8%
		70,058	3.0%

Taiwan †		152,357	6.4%

Thailand †		23,084	1.0%

Turkey †		10,196	0.4%

United Arab Emirates †		1,627	0.1%

37

FTSE All-World ex-US Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
United Kingdom
Inchcape plc		501,305	5,446	0.2%
DS Smith plc		1,013,729	5,402	0.2%
Pennon Group plc		403,820	5,170	0.2%
Provident Financial plc		151,864	5,106	0.2%
Spectris plc		129,746	4,882	0.2%
Henderson Group plc		1,145,807	4,868	0.2%
* Thomas Cook Group plc		1,623,603	4,800	0.2%
DCC plc		92,444	4,740	0.2%
Derwent London plc		99,626	4,583	0.2%
IG Group Holdings plc		400,611	4,308	0.2%
Rightmove plc		105,736	4,308	0.2%
Rotork plc		94,555	4,147	0.2%
Amlin plc		547,047	4,136	0.2%
* Hiscox Ltd.		344,065	4,105	0.2%
Hays plc		1,585,127	4,044	0.2%
Capital & Counties Properties plc		714,623	4,031	0.2%
Spirax-Sarco Engineering plc		81,741	4,007	0.2%
Great Portland Estates plc		374,158	3,967	0.2%
Booker Group plc		1,590,655	3,957	0.1%
Halma plc		412,442	3,919	0.1%
Howden Joinery Group plc		705,000	3,881	0.1%
United Kingdom—Other †			307,622	13.0%
			401,429	16.9%
Total Common Stocks (Cost $2,050,423)			2,368,551	99.9%

	Coupon
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.124%	192,744,071	192,744	8.2%

U.S. Government and Agency Obligations †			600	0.0%
Total Temporary Cash Investments (Cost $193,344)			193,344	8.2%
Total Investments (Cost $2,243,767)			2,561,895	108.1%
Other Assets and Liabilities
Other Assets			27,160	1.1%
Liabilities[3]			(218,236)	(9.2%)
			(191,076)	(8.1%)
Net Assets			2,370,819	100.0%

38

FTSE All-World ex-US Small-Cap Index Fund

At April 30, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	2,087,100
Undistributed Net Investment Income	177
Accumulated Net Realized Losses	(34,657)
Unrealized Appreciation (Depreciation)
Investment Securities	318,128
Foreign Currencies	71
Net Assets	2,370,819

Investor Shares—Net Assets
Applicable to 9,068,613 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	371,123
Net Asset Value Per Share—Investor Shares	$40.92

Institutional Shares—Net Assets
Applicable to 287,663 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	59,000
Net Asset Value Per Share—Institutional Shares	$205.10

ETF Shares—Net Assets
Applicable to 18,081,272 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,940,696
Net Asset Value Per Share—ETF Shares	$107.33

See Note A in Notes to Financial Statements.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $172,665,000.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the aggregate value of these securities was $1,233,000, representing 0.1% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $184,384,000 of collateral received for securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

39

FTSE All-World ex-US Small-Cap Index Fund

Statement of Operations

Six Months Ended
April 30, 2014
($000)
Investment Income
Income
Dividends[1]	22,824
Interest[2]	12
Securities Lending	1,272
Total Income	24,108
Expenses
The Vanguard Group—Note B
Investment Advisory Services	229
Management and Administrative—Investor Shares	540
Management and Administrative—Institutional Shares	28
Management and Administrative—ETF Shares	1,041
Marketing and Distribution—Investor Shares	29
Marketing and Distribution—Institutional Shares	2
Marketing and Distribution—ETF Shares	201
Custodian Fees	198
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	53
Trustees’ Fees and Expenses	1
Total Expenses	2,324
Net Investment Income	21,784
Realized Net Gain (Loss)
Investment Securities Sold	91,306
Futures Contracts	914
Foreign Currencies	(61)
Realized Net Gain (Loss)	92,159
Change in Unrealized Appreciation (Depreciation)
Investment Securities	20,347
Foreign Currencies	43
Change in Unrealized Appreciation (Depreciation)	20,390
Net Increase (Decrease) in Net Assets Resulting from Operations	134,333
1 Dividends are net of foreign withholding taxes of $2,158,000.
2 Interest income from an affiliated company of the fund was $11,000.

See accompanying Notes, which are an integral part of the Financial Statements.

40

FTSE All-World ex-US Small-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	21,784	44,920
Realized Net Gain (Loss)	92,159	21,886
Change in Unrealized Appreciation (Depreciation)	20,390	248,523
Net Increase (Decrease) in Net Assets Resulting from Operations	134,333	315,329
Distributions
Net Investment Income
Investor Shares	(4,927)	(8,190)
Institutional Shares	(348)	(536)
ETF Shares	(26,385)	(42,405)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(31,660)	(51,131)
Capital Share Transactions
Investor Shares	35,949	41,905
Institutional Shares	37,871	701
ETF Shares	135,394	465,041
Net Increase (Decrease) from Capital Share Transactions	209,214	507,647
Total Increase (Decrease)	311,887	771,845
Net Assets
Beginning of Period	2,058,932	1,287,087
End of Period[1]	2,370,819	2,058,932
1 Net Assets—End of Period includes undistributed net investment income of $177,000 and $7,427,000.

See accompanying Notes, which are an integral part of the Financial Statements.

41

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Investor Shares
	Six Months					March 19,
	Ended					2009[1] to
For a Share Outstanding	April 30,	Year Ended October 31,				Oct. 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$38.99	$33.21	$32.89	$36.34	$29.83	$20.00
Investment Operations
Net Investment Income	. 388	. 946.798		. 854	. 603 [2]	.257[2]
Net Realized and Unrealized Gain (Loss)
on Investments [3]	2.128	5.947	.649	(3.231)	6.430	9.573
Total from Investment Operations	2.516	6.893	1.447	(2.377)	7.033	9.830
Distributions
Dividends from Net Investment Income	(.586)	(1.113)	(1.127)	(.782)	(.314)	—
Distributions from Realized Capital Gains	—	—	—	(.291)	(.209)	—
Total Distributions	(.586)	(1.113)	(1.127)	(1.073)	(.523)	—
Net Asset Value, End of Period	$40.92	$38.99	$33.21	$32.89	$36.34	$29.83

Total Return[4]	6.57%	21.25%	4.77%	-6.85%	23.90%	49.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$371	$318	$232	$204	$170	$62
Ratio of Total Expenses to
Average Net Assets	0.38%	0.40%	0.45%	0.50%	0.55%	0.78%[5]
Ratio of Net Investment Income to
Average Net Assets	1.91%	2.58%	2.54%	2.35%	1.89%	1.49%[5]
Portfolio Turnover Rate [6]	18%	19%	18%	37%	19%	19%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Subscription period for the fund was March 19, 2009, to April 2, 2009, during which time all assets were held in money market instruments.
Performance measurement began April 2, 2009, at a net asset value of $20.00.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.01, $.01, $.03, $.06, $.05, and $.04.
4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Institutional Shares
Six Months						April 2,
	Ended					2009[1] to
For a Share Outstanding	April 30,	Year Ended October 31,				Oct. 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$195.32	$166.39	$165.23	$182.36	$149.40	$100.00
Investment Operations
Net Investment Income	2.143	5.100	4.244	4.892	3.284[2]	1.625[2]
Net Realized and Unrealized Gain (Loss)
on Investments [3]	10.676	29.812	3.315	(16.420)	32.377	47.775
Total from Investment Operations	12.819	34.912	7.559	(11.528)	35.661	49.400
Distributions
Dividends from Net Investment Income	(3.039)	(5.982)	(6.399)	(4.143)	(1.655)	—
Distributions from Realized Capital Gains —		—	—	(1.459)	(1.046)	—
Total Distributions	(3.039)	(5.982)	(6.399)	(5.602)	(2.701)	—
Net Asset Value, End of Period	$205.10	$195.32	$166.39	$165.23	$182.36	$149.40

Total Return[4]	6.69%	21.51%	5.00%	-6.64%	24.21%	49.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$59	$18	$15	$35	$9	$7
Ratio of Total Expenses to
Average Net Assets	0.18%	0.19%	0.24%	0.25%	0.30%	0.52%[5]
Ratio of Net Investment Income to
Average Net Assets	2.11%	2.79%	2.75%	2.60%	2.14%	1.75%[5]
Portfolio Turnover Rate [6]	18%	19%	18%	37%	19%	19%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.04, $.07, $.20, $.18, $.32, and $.27.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

ETF Shares
Six Months						April 2,
	Ended					2009[1] to
For a Share Outstanding	April 30,	Year Ended October 31,				Oct. 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$102.21	$87.11	$86.38	$95.38	$78.21	$52.36
Investment Operations
Net Investment Income	1.112	2.664	2.252	2.450	1.750 [2]	.714[2]
Net Realized and Unrealized Gain (Loss)
on Investments [3]	5.592	15.595	1.707	(8.505)	16.884	25.136
Total from Investment Operations	6.704	18.259	3.959	(6.055)	18.634	25.850
Distributions
Dividends from Net Investment Income	(1.584)	(3.159)	(3.229)	(2.182)	(.917)	—
Distributions from Realized Capital Gains —		—	—	(.763)	(.547)	—
Total Distributions	(1.584)	(3.159)	(3.229)	(2.945)	(1.464)	—
Net Asset Value, End of Period	$107.33	$102.21	$87.11	$86.38	$95.38	$78.21

Total Return	6.68%	21.50%	4.99%	-6.67%	24.17%	49.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,941	$1,723	$1,040	$906	$626	$283
Ratio of Total Expenses to
Average Net Assets	0.19%	0.20%	0.25%	0.28%	0.33%	0.55%[4]
Ratio of Net Investment Income to
Average Net Assets	2.10%	2.78%	2.74%	2.57%	2.11%	1.72%[4]
Portfolio Turnover Rate [5]	18%	19%	18%	37%	19%	19%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.03, $.03, $.07, $.13, $.14, and $.07.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

44

FTSE All-World ex-US Small-Cap Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty

45

FTSE All-World ex-US Small-Cap Index Fund

risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values. The fund had no open futures contracts at April 30, 2014.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2010–2013), and for the period ended April 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

46

FTSE All-World ex-US Small-Cap Index Fund

The fund had no borrowings outstanding at April 30, 2014, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2014, the fund had contributed capital of $241,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.10% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	383,198	1,235	90
Common Stocks—Other	—	1,980,390	3,638
Temporary Cash Investments	192,744	600	—
Total	575,942	1,982,225	3,728

47

FTSE All-World ex-US Small-Cap Index Fund

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $41,472,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2014, the fund realized net foreign currency losses of $61,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. During the six months ended April 30, 2014, the fund realized gains on the sale of passive foreign investment companies of $2,687,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies had unrealized appreciation of $15,995,000 at April 30, 2014.

During the six months ended April 30, 2014, the fund realized $102,207,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2013, the fund had available capital losses totaling $21,841,000 to offset future net capital gains. Of this amount, $8,716,000 is subject to expiration on October 31, 2019. Capital losses of $13,125,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforward. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2014, the cost of investment securities for tax purposes was $2,259,762,000. Net unrealized appreciation of investment securities for tax purposes was $302,133,000, consisting of unrealized gains of $469,875,000 on securities that had risen in value since their purchase and $167,742,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2014, the fund purchased $612,223,000 of investment securities and sold $413,778,000 of investment securities, other than temporary cash investments. Purchases and sales include $294,907,000 and $218,514,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

48

FTSE All-World ex-US Small-Cap Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2014	October 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	55,800	1,415	85,304	2,385
Issued in Lieu of Cash Distributions	4,371	115	7,230	211
Redeemed [2]	(24,222)	(617)	(50,629)	(1,428)
Net Increase (Decrease)—Investor Shares	35,949	913	41,905	1,168
Institutional Shares
Issued[1]	37,812	194	165	1
Issued in Lieu of Cash Distributions	348	2	536	3
Redeemed [2]	(289)	(1)	—	—
Net Increase (Decrease)—Institutional Shares	37,871	195	701	4
ETF Shares
Issued[1]	384,042	3,625	465,041	4,914
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed [2]	(248,648)	(2,400)	—	—
Net Increase (Decrease)—ETF Shares	135,394	1,225	465,041	4,914

1 Includes purchase fees for fiscal 2014 and 2013 of $515,000 and $409,000, respectively (fund totals).
2 Net of redemption fees for fiscal 2014 and 2013 of $75,000 and $213,000, respectively (fund totals).

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2014, that would require recognition or disclosure in these financial statements.

49

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

50

Six Months Ended April 30, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2013	4/30/2014	Period
Based on Actual Fund Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,030.63	$1.46
Admiral Shares	1,000.00	1,031.66	0.76
Institutional Shares	1,000.00	1,031.87	0.60
Institutional Plus Shares	1,000.00	1,031.99	0.50
ETF Shares	1,000.00	1,031.72	0.71
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,065.73	$1.95
Institutional Shares	1,000.00	1,066.88	0.92
ETF Shares	1,000.00	1,066.77	0.97
Based on Hypothetical 5% Yearly Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,023.36	$1.45
Admiral Shares	1,000.00	1,024.05	0.75
Institutional Shares	1,000.00	1,024.20	0.60
Institutional Plus Shares	1,000.00	1,024.30	0.50
ETF Shares	1,000.00	1,024.10	0.70
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,022.91	$1.91
Institutional Shares	1,000.00	1,023.90	0.90
ETF Shares	1,000.00	1,023.85	0.95

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the FTSE All-World ex-US Index Fund, 0.29% for Investor Shares, 0.15% for Admiral Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.14% for ETF Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.38% for Investor Shares, 0.18% for Institutional Shares, and 0.19% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

51

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard FTSE All-World ex-US and FTSE All-World ex-US Small-Cap Index Funds has renewed the funds’ investment advisory arrangements with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Equity Investment Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the investment management services provided to the FTSE All-World ex-US Index Fund since its inception in 2007 and to the FTSE All-World ex-US Small-Cap Index Fund since its inception in 2009, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance
The board considered each fund’s performance since its inception, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ at-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements after a one-year period.

52

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

53

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

54

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
Bioethical Issues.
IndependentTrustees

Emerson U. Fullwood	JoAnn Heffernan Heisen
Born 1948. Trustee Since January 2008. Principal	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Executive	Occupation(s) During the Past Five Years: Corporate
Chief Staff and Marketing Officer for North America	Vice President and Chief Global Diversity Officer
and Corporate Vice President (retired 2008) of Xerox	(retired 2008) and Member of the Executive
Corporation (document management products and	Committee (1997–2008) of Johnson & Johnson
services); Executive in Residence and 2009–2010	(pharmaceuticals/medical devices/consumer
Distinguished Minett Professor at the Rochester	products); Director of Skytop Lodge Corporation
Institute of Technology; Director of SPX Corporation	(hotels), the University Medical Center at Princeton,
(multi-industry manufacturing), the United Way of	the Robert Wood Johnson Foundation, and the Center
Rochester, Amerigroup Corporation (managed health	for Talent Innovation; Member of the Advisory Board
care), the University of Rochester Medical Center,	of the Maxwell School of Citizenship and Public Affairs
Monroe Community College Foundation, and North	at Syracuse University.
Carolina A&T University.

F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer (retired 2009) of Cummins
Chairman and Chief Executive Officer (retired 2009)	Inc. (industrial machinery); Chairman of the Board
and President (2006–2008) of Rohm and Haas Co.	of Hillenbrand, Inc. (specialized consumer services),
(chemicals); Director of Tyco International, Ltd.	and of Oxfam America; Director of SKF AB (industrial
(diversified manufacturing and services), Hewlett-	machinery), Hyster-Yale Materials Handling, Inc.
Packard Co. (electronic computer manufacturing),	(forklift trucks), the Lumina Foundation for Education,

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	John J. Brennan
and Chief Operating Officer (retired 2010) of Corning	Chairman, 1996–2009
Incorporated (communications equipment); Trustee of	Chief Executive Officer and President, 1996–2008
Colby-Sawyer College; Member of the Advisory Board
of the Norris Cotton Cancer Center and of the Advisory	Founder
Board of the Parthenon Group (strategy consulting).
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600
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This material may be used in conjunction	advise, recommend, endorse or promote the Product
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fund only if preceded or accompanied by	person arising out of (a) the use of, reliance on or any
the fund’s current prospectus.	error in the Index or (b) investment in or operation of
the Product. FTSE makes no claim, prediction, warranty
All comparative mutual fund data are from Lipper, a	or representation either as to the results to be obtained
Thomson Reuters Company, or Morningstar, Inc., unless	from the Product or the suitability of the Index for the
otherwise noted.	purpose to which it is being put by Vanguard.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7702 062014

Semiannual Report | April 30, 2014

Vanguard Global ex-U.S. Real Estate
Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	31
Trustees Approve Advisory Arrangement.	33
Glossary.	34

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas. This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended April 30, 2014
Total
Returns
Vanguard Global ex-U.S. Real Estate Index Fund
Investor Shares	-1.40%
Admiral™ Shares	-1.33
Institutional Shares	-1.32
ETF Shares
Market Price	-1.54
Net Asset Value	-1.35
S&P Global ex-U.S. Property Index	-1.86
International Real Estate Funds Average	-0.46
International Real Estate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
October 31, 2013, Through April 30, 2014
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Global ex-U.S. Real Estate Index
Fund
Investor Shares	$23.06	$22.09	$0.621	$0.000
Admiral Shares	34.92	33.46	0.952	0.000
Institutional Shares	116.37	111.50	3.188	0.000
ETF Shares	57.64	55.23	1.576	0.000

1

Chairman’s Letter

Dear Shareholder,

During the six months ended April 30, 2014, equity markets outside the United States responded primarily to shifts in the outlook for economic growth and the direction of interest rates. Fairly modest improvements in Europe’s economies were enough to lift investor sentiment and drive stock markets significantly higher across that region. Softening growth prospects for Japan and China, however, as well as political and economic turmoil in some developing markets, weighed on returns in those countries.

In the end, these developments produced an overall return of about 3% for international equities. Real estate stocks didn’t fare as well, though, because they were more concentrated in some of the poorly performing countries.

Investor Shares of Vanguard Global exU.S. Real Estate Index Fund returned –1.40% for the six months ended April 30, 2014. The result was modestly better than the –1.86% return of the benchmark, the Standard & Poor’s Global exU.S. Property Index, in part because of fairvalue pricing adjustments. These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of timezone differences among global stock markets. The fund’s result lagged the –0.46% average return of its peer group.

2

Recent progress has been sporadic, but stocks continued their climb
For the six months ended April 30, U.S. stocks returned almost 8%, notwithstanding the patches of turbulence the market has encountered in 2014. Technology stocks, for example, turned in a rocky performance amid concerns about pricey valuations. Poor economic data from China and the conflict in Ukraine also unsettled investors.

Global economic and political shifts are, of course, as inevitable as they are unpredictable. Broad diversification remains the best way of managing the risks they pose to your portfolio. As Joe Davis, our chief economist, noted recently, “Having a broader portfolio tends to moderate those individual issues and that’s always, I think, a valuable starting point for investors.”

Despite low yields, the bond market experienced a surprising rally
Bonds continued to emerge from the struggles that marked much of 2013, when the market was roiled by worries about the prospect of the Federal Reserve reducing its stimulative bondbuying. In January, however, when the Fed actually started to trim purchases, investors seemed to take the news in stride.

The broad U.S. taxable bond market returned 1.74% for the six months. The yield of the 10year Treasury note ended April 30 at 2.69%, up from 2.54% on October 31 but down from nearly 3% on December 31. (Bond prices and yields move in opposite directions.)

Market Barometer

			Total Returns
		Periods Ended April 30, 2014
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	8.25%	20.81%	19.52%
Russell 2000 Index (Small-caps)	3.08	20.50	19.84
Russell 3000 Index (Broad U.S. market)	7.83	20.78	19.54
FTSE All-World ex US Index (International)	2.84	9.77	13.22

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	1.74%	-0.26%	4.88%
Barclays Municipal Bond Index (Broad tax-exempt market)	4.08	0.50	5.54
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.04	0.08

CPI
Consumer Price Index	1.51%	1.95%	2.14%

3

Municipal bonds returned 4.08% for the six months. Money market funds and savings accounts posted paltry returns as the Fed’s target for shortterm interest rates remained at 0%–0.25%.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 2.33%.

Contrasting economic backdrops made for a variety of market returns
While real estate stocks in developed Europe posted solid results overall for the six months, their gains were unable to offset poor results from their counterparts in emerging markets, especially those of the Pacific region.

More than half of the European markets represented in the fund posted returns in the double digits, putting the fund’s return for this region at about 11%. Although the Eurozone continued to struggle with ongoing problems, including high levels of unemployment and government debt in some member states, the region’s emergence from recession helped boost real estate stocks in some of the larger countries (Germany and the Netherlands, for example).

Countries that had fallen out of favor with investors during the debt crisis, including Italy and Spain, posted even stronger returns; their small allocations in the fund, however, limited their impact on

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Shares	Average
Global ex-U.S. Real Estate Index Fund	0.40%	0.27%	0.24%	0.27%	1.37%

The fund expense ratios shown are from the prospectus dated February 27, 2014, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2014, the fund’s annualized expense ratios were 0.38% for Investor Shares, 0.24% for Admiral Shares, 0.22% for Institutional Shares, and 0.25% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2013.

Peer group: International Real Estate Funds.

4

its performance. The United Kingdom, representing about onethird of the fund’s European assets on average, returned about 14% amid some improvement in the labor and property markets. Part of the strong performance from Europe came from the euro and British pound strengthening against the dollar.

Real estate stocks in the Pacific region, which accounted for more than half of the fund’s assets on average, produced a return of about –4%, mainly because of a poor showing from Japan. Investors had initially applauded the country’s introduction last spring of an aggressive stimulus program aimed at ending deflation and breathing new life back into the world’s thirdlargest economy. Toward the end of the six months, however, the pace of Japan’s growth slackened and it appeared that exports weren’t benefiting from the weaker currency as much as had been expected. The returns of other developed Pacific markets ranged from virtually flat to positive.

Within emerging markets, real estate stocks returned about –10%. In a handful of countries, including Egypt and Mexico, these stocks finished the period in positive territory. However, slowing growth in China, along with concerns about its banking sector, contributed to a drop of about 20% in real estate stock prices in the world’s secondlargest economy. Other emerging markets faced their own challenges: With soft global demand for commodities, rising interest rates, and

A note on fair-value pricing

The reported return of a fund that tracks an index sometimes diverges from the index’s return a bit more than would be expected. This may be the result of a fairvalue pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of timezone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of companyspecific announcements or marketwide developments, for example. Such price changes are not immediately reflected in international index values.

Fairvalue pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

5

political instability, real estate stocks in both Brazil and Russia posted declines in the double digits.

Balancing investors’ ‘home bias’ and the benefits of diversification
Many investors have a natural tendency to focus on companies close to home. But this “home bias” can lead to missed opportunities to diversify your portfolio internationally.

Stocks of companies based outside the United States account for about half of the global equity market. Vanguard’s analysis of more than four decades of data shows that, on average, adding such stocks to a U.S. portfolio would have reduced the volatility of returns. This benefit has generally persisted even as economies and markets have become more integrated.

International stocks offer exposure to a wider array of economic and market forces, producing returns that vary from those of U.S. stocks—which helps reduce volatility risk. Of course, the impact of diversification changes over time as returns, volatilities, and correlations between foreign and domestic stocks change.

When it comes to deciding how much to allocate to international stocks, there’s no onesizefitsall answer. It depends on your view regarding the shortterm and longterm tradeoffs, which include potential exposure to currency fluctuations and generally higher transaction and investment costs.

Vanguard suggests that allocating 20% of your equity portfolio to nonU.S. stocks may be a reasonable starting point. (You can read more in Global Equities: Balancing Home Bias and Diversification, available at vanguard.com/research.)

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 16, 2014

6

Global ex-U.S. Real Estate Index Fund

Fund Profile
As of April 30, 2014

Share-Class Characteristics
	Investor	Admiral	Institutional
	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VGXRX	VGRLX	VGRNX	VNQI
Expense Ratio[1]	0.40%	0.27%	0.24%	0.27%

Portfolio Characteristics
		S&P
		Global
		ex-U.S.
		Property
	Fund	Index
Number of Stocks	533	524
Median Market Cap	$5.9B	$5.7B
Price/Earnings Ratio	12.4x	12.6x
Price/Book Ratio	1.1x	1.1x
Return on Equity	7.7%	7.7%
Earnings Growth
Rate	14.6%	14.8%
Dividend Yield	3.3%	3.3%
Turnover Rate
(Annualized)	4%	—
Short-Term Reserves	0.0%	—

Volatility Measures
	S&P
	Global	MSCI AC
	ex-U.S.	World
	Property	Index
	Index	ex USA
R-Squared	0.98	0.83
Beta	1.00	1.01

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Mitsubishi Estate Co.	Diversified Real
Ltd.	Estate Activities	3.8%
Unibail-Rodamco SE	Retail REITs	3.2
Mitsui Fudosan Co. Ltd.	Diversified Real
	Estate Activities	3.2
Cheung Kong Holdings	Real Estate
Ltd.	Development	2.7
Westfield Group	Retail REITs	2.4
Sun Hung Kai Properties Diversified Real
Ltd.	Estate Activities	2.4
Sumitomo Realty &	Diversified Real
Development Co. Ltd.	Estate Activities	2.2
Land Securities Group
plc	Diversified REITs	1.7
British Land Co. plc	Diversified REITs	1.4
Link REIT	Retail REITs	1.4
Top Ten		24.4%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 27, 2014, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2014, the fund’s annualized expense ratios were 0.38% for Investor Shares, 0.24% for Admiral Shares, 0.22% for Institutional Shares, and 0.25% for ETF Shares.

7

Global ex-U.S. Real Estate Index Fund

Allocation by Region (% of equity exposure)

Market Diversification (% of equity exposure)
		S&P
		Global
		ex-U.S.
		Property
	Fund	Index
Europe
United Kingdom	8.8%	8.5%
France	5.4	5.4
Germany	2.4	2.2
Sweden	1.6	1.5
Switzerland	1.6	1.5
Netherlands	1.2	1.2
Austria	1.0	1.1
Other	1.5	1.3
Subtotal	23.5%	22.7%
Pacific
Japan	23.1%	22.6%
Hong Kong	12.8	12.7
Australia	11.0	10.8
Singapore	7.8	7.5
Other	0.5	0.5
Subtotal	55.2%	54.1%
Emerging Markets
China	6.5%	6.2%
South Africa	1.9	1.7
Philippines	1.2	1.2
Brazil	1.2	1.2
Malaysia	1.1	1.1
Thailand	1.1	0.9
Taiwan	1.1	1.1
Mexico	1.1	1.0
Indonesia	1.0	1.0
Other	1.3	1.4
Subtotal	17.5%	16.8%
North America
Canada	3.2%	3.1%
Middle East	0.6%	0.6%
Other	0.0%	2.7%

8

Global ex-U.S. Real Estate Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 1, 2010, Through April 30, 2014

Average Annual Total Returns: Periods Ended March 31, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Investor Shares	11/1/2010	-2.08%	6.21%
Fee-Adjusted Returns		-2.56	6.06
Admiral Shares	2/10/2011	-1.94	7.06
Fee-Adjusted Returns		-2.42	6.90
Institutional Shares	4/19/2011	-1.92	6.69
Fee-Adjusted Returns		-2.40	6.52
ETF Shares	11/1/2010
Market Price		-2.50	6.21
Net Asset Value		-1.98	6.32

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The
Fiscal-Year Total Returns chart is not adjusted for fees.
See Financial Highlights for dividend and capital gains information.

9

Global ex-U.S. Real Estate Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Australia (11.0%)
	Westfield Group	4,097,203	41,809
	Westfield Retail Trust	6,313,409	18,757
	Stockland	4,858,949	17,614
	Goodman Group	3,240,150	15,050
	Lend Lease Group	1,117,821	13,510
	Mirvac Group	7,695,923	12,559
	Dexus Property Group	11,806,993	12,491
	GPT Group	3,295,138	12,025
	CFS Retail Property
	Trust Group	5,213,441	9,761
	Federation Centres Ltd.	3,022,872	7,017
	Investa Office Fund	1,290,806	4,019
	Australand Property
	Group	979,384	3,903
	Cromwell Property
	Group	2,690,467	2,479
	BWP Trust	1,044,238	2,428
	Charter Hall Retail REIT	631,779	2,271
	Shopping Centres
	Australasia Property
	Group	1,354,479	2,187
	Charter Hall Group	525,508	2,057
^	Abacus Property Group	638,777	1,450
*	Aveo Group	749,490	1,418
	ALE Property Group	374,047	1,005
*	GDI Property Group	1,024,508	876
*	Peet Ltd.	634,803	761
^	Cedar Woods
	Properties Ltd.	109,698	739
	Ingenia Communities
	Group	1,409,944	650
	Growthpoint Properties
	Australia Ltd.	281,950	637
	Challenger Diversified
	Property Group	229,846	585

			Market
			Value
		Shares	($000)
*	National Storage REIT	471,855	538
^	Finbar Group Ltd.	348,307	536
	Sunland Group Ltd.	324,265	504
	Astro Japan Property
	Group	142,511	504
^,*	Industria REIT	215,492	383
*	Australian Industrial REIT	194,350	365
	Aspen Group	281,310	351
			191,239
Austria (1.1%)
	IMMOFINANZ AG	2,236,322	8,305
	CA Immobilien
	Anlagen AG	151,259	2,883
	Atrium European
	Real Estate Ltd.	368,567	2,123
*	BUWOG AG	110,406	2,027
^,*	Conwert Immobilien
	Invest SE	133,717	1,927
	S IMMO AG	112,165	887
			18,152
Belgium (0.6%)
	Cofinimmo	33,351	4,087
	Befimmo SA	39,142	2,853
*	Warehouses De Pauw SCA	24,048	1,856
	Aedifica SA	19,297	1,346
			10,142
Brazil (1.2%)
	BR Malls
	Participacoes SA	963,800	8,295
	Multiplan
	Empreendimentos
	Imobiliarios SA	171,600	3,793
	BR Properties SA	455,803	3,641
	Iguatemi Empresa de
	Shopping Centers SA	128,386	1,276
	Aliansce Shopping
	Centers SA	149,229	1,231

10

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
	Sao Carlos
	Empreendimentos
	e Participacoes SA	55,650	874
	Sonae Sierra Brasil SA	53,883	434
	Cyrela Commercial
	Properties SA
	Empreendimentos
	e Participacoes	51,600	414
	JHSF Participacoes SA	217,127	353
			20,311
Canada (3.2%)
^	RioCan REIT	311,905	7,749
	H&R REIT	279,056	5,876
	Calloway REIT	136,856	3,344
	First Capital Realty Inc.	198,321	3,248
^	Boardwalk REIT	52,524	2,961
	Dundee REIT Class A	111,602	2,941
^	Canadian REIT	70,542	2,908
^	Allied Properties REIT	71,461	2,230
^	Cominar REIT	128,540	2,228
	Canadian Apartment
	Properties REIT	114,189	2,191
	Artis REIT	133,574	1,946
	Granite REIT	47,620	1,834
	Chartwell Retirement
	Residences	178,617	1,700
	Morguard Corp.	12,009	1,466
*	Dream Unlimited Corp.	103,465	1,414
^	Killam Properties Inc.	107,814	1,028
	Morguard REIT	65,117	999
^	Crombie REIT	80,609	989
^	Dundee International REIT	113,752	971
	Northern Property REIT	34,721	886
	Choice Properties REIT	88,700	858
^	CT REIT	81,548	848
	Brookfield Canada
	Office Properties	33,382	818
^	Pure Industrial Real
	Estate Trust	155,700	699
	Melcor Developments Ltd.	25,360	530
	Dundee Industrial REIT	55,400	467
	InnVest REIT	96,038	464
^,*	Mainstreet Equity Corp.	13,265	439
	Milestone Apartments REIT	46,300	436
^	NorthWest Healthcare
	Properties REIT	38,887	355
^	Plaza Retail REIT	81,650	309
^	Retrocom REIT	67,605	296
	Morguard North American
	Residential REIT	29,700	279
	InterRent REIT	50,296	256
^	HealthLease Properties REIT	27,600	255
			56,218

			Market
			Value
		Shares	($000)
Chile (0.1%)
	Parque Arauco SA	1,317,463	2,358

China (6.5%)
	China Overseas Land
	& Investment Ltd.	8,085,550	19,904
	China Resources
	Land Ltd.	3,934,127	8,120
	Country Garden
	Holdings Co. Ltd.	14,393,908	5,771
^	Evergrande Real
	Estate Group Ltd.	11,777,921	5,276
	Shimao Property
	Holdings Ltd.	2,619,164	5,194
	New World China
	Land Ltd.	6,221,102	5,165
	China Vanke Co. Ltd.
	Class B	2,770,354	4,633
	Sino-Ocean Land
	Holdings Ltd.	8,205,891	4,349
	Longfor Properties
	Co. Ltd.	2,537,617	3,284
	Guangzhou R&F
	Properties Co. Ltd.	2,186,209	2,864
	SOHO China Ltd.	3,448,045	2,747
^	China South City
	Holdings Ltd.	5,431,111	2,274
	Agile Property
	Holdings Ltd.	2,728,586	2,220
	Shui On Land Ltd.	7,882,538	2,089
	Yuexiu Property Co. Ltd.	10,592,241	2,056
	Sunac China
	Holdings Ltd.	3,637,378	1,852
	Poly Property
	Group Co. Ltd.	4,100,680	1,780
	Franshion Properties
	China Ltd.	5,558,054	1,753
	Yuexiu REIT	3,700,516	1,749
*	Hopson Development
	Holdings Ltd.	1,712,710	1,683
	Shenzhen
	Investment Ltd.	4,702,077	1,537
	KWG Property
	Holding Ltd.	2,753,158	1,531
*	Hydoo International
	Holding Ltd.	3,712,000	1,501
	Shanghai Lujiazui
	Finance & Trade Zone
	Development Co. Ltd.
	Class B	946,920	1,451
*	Renhe Commercial
	Holdings Co. Ltd.	22,064,323	1,266
^	Tian An China
	Investment	1,587,761	1,244

11

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
	Kaisa Group
	Holdings Ltd.	3,900,671	1,241
^,*	Yuzhou Properties
	Co. Ltd.	4,447,000	1,028
^	China Overseas Grand
	Oceans Group Ltd.	1,658,386	987
	Greentown China
	Holdings Ltd.	921,237	928
*	Mingfa Group
	International Co. Ltd.	3,492,363	874
	CIFI Holdings
	Group Co. Ltd.	4,492,000	853
*	Glorious Property
	Holdings Ltd.	5,226,036	749
	Beijing Capital Land Ltd.	2,119,034	714
	Jiangsu Future Land Co.
	Ltd. Class B	1,364,750	675
	Fantasia Holdings
	Group Co. Ltd.	4,878,943	651
	China Merchants
	Property Development
	Co. Ltd. Class B	288,596	644
^	China SCE Property
	Holdings Ltd.	2,956,766	641
*	Beijing Properties
	Holdings Ltd.	5,750,000	610
	Shanghai Jinqiao Export
	Processing Zone
	Development Co. Ltd.
	Class B	598,334	605
*	Shanghai Industrial
	Urban Development
	Group Ltd.	3,164,799	605
*	Greenland Hong Kong
	Holdings Ltd.	1,277,000	583
	China Aoyuan Property
	Group Ltd.	3,148,000	536
	C C Land Holdings Ltd.	2,774,000	528
	Xinyuan Real Estate
	Co. Ltd. ADR	120,663	493
^,*	China New Town
	Development Co. Ltd.	6,332,000	470
*	Logan Property
	Holdings Co. Ltd.	1,522,000	453
	Zall Development
	Group Ltd.	1,241,858	432
*	Jingrui Holdings Ltd.	791,000	388
	Lai Fung Holdings Ltd.	18,147,000	387
*	Redco Properties
	Group Ltd.	802,000	367
*	Times Property
	Holdings Ltd.	835,000	352
*	Zhong An Real
	Estate Ltd.	1,386,000	329

			Market
			Value
		Shares	($000)
	Powerlong Real
	Estate Holdings Ltd.	2,101,139	317
*	Sinolink Worldwide
	Holdings Ltd.	4,020,643	317
	Minmetals Land Ltd.	2,589,000	291
	Hutchison Harbour
	Ring Ltd.	3,750,000	286
^,*	Future Land
	Development
	Holdings Ltd.	2,910,000	278
	Silver Grant International	2,034,216	257
*	Gemdale Properties and
	Investment Corp. Ltd.	3,426,000	226
*	SRE Group Ltd.	6,368,712	183
			112,571
Denmark (0.0%)
^	Jeudan A/S	4,734	534

Egypt (0.2%)
	Talaat Moustafa Group	1,623,228	2,078
*	Six of October
	Development &
	Investment	116,698	436
*	Palm Hills
	Developments SAE	584,205	342
			2,856
Finland (0.3%)
	Sponda Oyj	511,403	2,637
	Citycon Oyj	476,789	1,789
	Technopolis Oyj	221,687	1,350
			5,776
France (5.4%)
	Unibail-Rodamco SE	204,884	55,369
*	Fonciere Des Regions	92,922	9,439
	Klepierre	204,037	9,361
^,*	ICADE	73,192	7,468
^	Gecina SA	55,388	7,455
	Mercialys SA	117,354	2,698
^	Altarea	7,072	1,325
	Societe de la Tour Eiffel	11,683	843
	ANF Immobilier	19,126	642
			94,600
Germany (2.4%)
	LEG Immobilien AG	112,233	7,489
	Deutsche Wohnen AG	342,714	7,357
*	Deutsche Wohnen AG-BR	247,977	5,195
*	GAGFAH SA	327,512	5,180
	Deutsche Euroshop AG	94,599	4,561
	TAG Immobilien AG	279,261	3,551
*	Deutsche Annington
	Immobilien SE	95,240	2,747
	Alstria Office REIT-AG	156,011	2,153
^	Hamborner REIT AG	87,462	959

12

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
*	DIC Asset AG	93,090	918
*	Patrizia Immobilien AG	61,392	726
*	Prime Office AG	128,862	529
			41,365
Greece (0.0%)
	Eurobank Properties Real
	Estate Investment Co.	54,590	631

Hong Kong (12.8%)
	Cheung Kong
	Holdings Ltd.	2,782,375	47,516
	Sun Hung Kai
	Properties Ltd.	3,261,441	41,153
	Link REIT	4,894,089	24,366
	Hongkong Land
	Holdings Ltd.	2,479,212	17,376
	Henderson Land
	Development Co. Ltd.	2,446,312	14,623
	Hang Lung
	Properties Ltd.	4,754,691	14,181
	Sino Land Co. Ltd.	7,186,605	10,776
	Hang Lung Group Ltd.	1,796,413	9,756
	Wheelock & Co. Ltd.	1,708,652	7,053
	Swire Properties Ltd.	2,225,800	6,703
	Hysan Development
	Co. Ltd.	1,480,422	6,349
	Kerry Properties Ltd.	1,558,154	5,131
	Champion REIT	5,618,969	2,649
^	Chinese Estates
	Holdings Ltd.	988,452	2,591
	Great Eagle Holdings Ltd.	651,697	2,336
	K Wah International
	Holdings Ltd.	2,358,338	1,572
^,*	Goldin Properties
	Holdings Ltd.	2,829,650	1,281
	Kowloon Development
	Co. Ltd.	661,414	809
	Prosperity REIT	2,676,649	791
	Sunlight REIT	1,980,400	780
	Wanda Commercial
	Properties Group
	Co. Ltd.	2,114,741	746
	Far East Consortium
	International Ltd.	1,936,000	698
	HKR International Ltd.	1,518,082	623
	TAI Cheung Holdings	789,131	545
	Regal REIT	1,709,815	476
	Emperor International
	Holdings	2,073,832	466
*	Lai Sun Development	19,657,302	460
	CSI Properties Ltd.	10,448,348	365
	Spring REIT	891,000	345
	Soundwill Holdings Ltd.	172,000	298

			Market
			Value
		Shares	($000)
*	Sun Hung Kai
	Properties Ltd.
	Warrants Exp.
	04/08/2016	270,620	182
			222,996
India (0.3%)
	DLF Ltd.	894,712	2,088
*	Unitech Ltd.	2,826,184	745
*	Housing Development
	& Infrastructure Ltd.	568,751	648
*	Oberoi Realty Ltd.	161,502	555
	Prestige Estates
	Projects Ltd.	162,266	458
	Indiabulls Real Estate Ltd.	391,593	405
*	Godrej Properties Ltd.	111,030	405
*	Phoenix Mills Ltd.	90,247	372
			5,676
Indonesia (1.0%)
	Lippo Karawaci Tbk PT	39,893,000	3,700
	Bumi Serpong
	Damai PT	18,316,827	2,481
	Ciputra Development
	Tbk PT	22,692,000	1,998
	Summarecon
	Agung Tbk PT	20,593,500	1,985
	Pakuwon Jati Tbk PT	45,477,615	1,387
	Alam Sutera Realty
	Tbk PT	22,235,397	1,025
	Kawasan Industri
	Jababeka Tbk PT	32,448,731	718
	Modernland Realty
	Tbk PT	17,891,700	681
*	Sentul City Tbk PT	41,925,000	626
*	Lippo Cikarang Tbk PT	884,400	585
	Intiland Development
	Tbk PT	11,796,051	464
	Ciputra Property
	Tbk PT	6,286,896	396
	Ciputra Surya Tbk PT	1,832,131	362
	Metropolitan Land
	Tbk PT	8,008,215	306
	Agung Podomoro
	Land Tbk PT	13,040,500	298
	Bekasi Fajar Industrial
	Estate Tbk PT	6,663,482	295
*	Bakrieland Development
	Tbk PT	58,593,000	253
			17,560
Ireland (0.2%)
*	Green REIT plc	1,284,487	2,141
*	Hibernia REIT plc	780,841	1,084
			3,225

13

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
Israel (0.6%)
	Gazit-Globe Ltd.	183,139	2,354
	Azrieli Group	48,503	1,642
	Alony Hetz Properties
	& Investments Ltd.	151,302	1,084
	Melisron Ltd.	31,171	830
	Amot Investments Ltd.	246,043	806
*	Nitsba Holdings 1995 Ltd.	49,468	759
*	Jerusalem Oil Exploration	17,058	732
	Norstar Holdings Inc.	27,038	727
	Reit 1 Ltd.	245,233	643
*	Airport City Ltd.	60,053	614
*	Africa Israel
	Investments Ltd.	230,217	504
	Jerusalem Economy Ltd.	42,345	422
			11,117
Italy (0.2%)
^	Beni Stabili SPA	1,666,149	1,489
	Immobiliare Grande
	Distribuzione	305,886	568
^	Prelios SPA	584,697	519
			2,576
Japan (22.9%)
	Mitsubishi Estate Co. Ltd.	2,929,353	66,468
	Mitsui Fudosan Co. Ltd.	1,858,057	55,002
	Sumitomo Realty &
	Development Co. Ltd.	1,007,567	39,093
	Daiwa House
	Industry Co. Ltd.	1,398,674	23,632
	Daito Trust
	Construction
	Co. Ltd.	170,600	17,360
	Nippon Building Fund Inc.	2,916	16,168
	Japan Real Estate
	Investment Corp.	2,503	13,270
	Hulic Co. Ltd.	801,932	9,673
	Japan Retail Fund
	Investment Corp.	4,622	9,296
	Tokyu Fudosan
	Holdings Corp.	1,094,156	7,954
	United Urban
	Investment Corp.	5,043	7,611
	Tokyo Tatemono Co. Ltd.	922,166	7,354
	Nippon Prologis REIT Inc.	3,299	6,986
	Advance Residence
	Investment Corp.	2,740	6,199
	Aeon Mall Co. Ltd.	238,183	5,679
	Japan Prime Realty
	Investment Corp.	1,589	5,592
	Frontier Real Estate
	Investment Corp.	971	5,038
	Nomura Real Estate
	Holdings Inc.	266,229	4,974

			Market
			Value
		Shares	($000)
	Orix JREIT Inc.	3,762	4,786
	GLP J-Reit	4,436	4,378
	Activia Properties Inc.	488	4,098
	Japan Logistics Fund Inc.	1,759	3,970
	Nomura Real Estate
	Master Fund Inc.	3,377	3,530
	Nomura Real Estate
	Office Fund Inc.	793	3,432
	Mori Hills REIT
	Investment Corp.	2,510	3,349
^	Japan Excellent Inc.	2,489	3,305
^	Daiwa House Residential
	Investment Corp.	778	3,226
	Kenedix Office
	Investment Corp.	635	3,172
	Nippon Accommodations
	Fund Inc.	862	3,040
^	Mori Trust Sogo Reit Inc.	2,014	3,023
^	Industrial & Infrastructure
	Fund Investment Corp.	351	2,941
*	Leopalace21 Corp.	538,650	2,786
^	Japan Hotel REIT
	Investment Corp.	5,555	2,555
	AEON REIT
	Investment Corp.	1,967	2,499
^	Daiwa Office Investment
	Corp. Class A	487	2,493
^	Daiwa House REIT
	Investment Corp.	601	2,449
	Tokyu REIT Inc.	1,891	2,416
	NTT Urban
	Development Corp.	235,400	2,070
	Fukuoka REIT Co.	1,255	2,020
^,*	Hulic Reit Inc.	1,257	1,754
^	Nomura Real Estate
	Residential Fund Inc.	317	1,754
	Premier Investment Corp.	412	1,592
^	Sekisui House SI
	Investment Co.	1,679	1,586
	Top REIT Inc.	320	1,389
	Comforia Residential
	REIT Inc.	186	1,315
^	Ichigo Real Estate
	Investment Corp.	2,169	1,306
	TOC Co. Ltd.	190,629	1,297
	Heiwa Real Estate
	REIT Inc.	1,534	1,250
	Daikyo Inc.	631,075	1,230
	Daibiru Corp.	122,057	1,218
	Heiwa Real Estate Co. Ltd.	76,432	1,200
	Global One Real Estate
	Investment Corp.	378	1,183

14

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
^	Kenedix Residential
	Investment Corp.	496	1,089
	Hankyu Reit Inc.	199	1,070
	Japan Rental Housing
	Investments Inc.	1,639	1,014
	MID Reit Inc.	368	833
	Goldcrest Co. Ltd.	37,505	785
^	Jowa Holdings Co. Ltd.	22,000	764
	SIA Reit Inc.	151	566
^	Takara Leben Co. Ltd.	180,752	496
	Starts Proceed
	Investment Corp.	242	400
	Tokyo Theatres Co. Inc.	207,017	282
			398,260
Malaysia (1.1%)
*	IOI Properties Group
	Sdn Bhd.	3,047,300	2,505
	UEM Sunrise Bhd.	2,852,565	2,014
	KLCC Property
	Holdings Bhd.	945,600	1,927
	IGB Corp. Bhd.	1,773,687	1,504
	Sunway Bhd.	1,531,385	1,457
	IGB REIT	3,568,800	1,268
	SP Setia Bhd.	1,303,700	1,205
	Sunway REIT	2,853,034	1,189
	Eastern & Oriental Bhd.	1,335,400	971
	Mah Sing Group Bhd.	1,192,780	827
	CapitaMalls Malaysia
	Trust	1,631,000	755
	IJM Land Bhd.	725,941	672
	Pavilion REIT	1,576,400	657
	Axis REIT	612,200	656
	UOA Development Bhd.	748,800	539
	Al-’Aqar Healthcare REIT	999,700	423
	Tropicana Corp. Bhd.	825,700	390
	TA Global Bhd.	2,734,900	260
*	KSL Holdings Bhd.	364,300	240
	Glomac Bhd.	557,800	188
*	YTL Land &
	Development Bhd.	515,100	148
*	Mah Sing Group Bhd.
	Warrants Exp.
	03/18/2018	114,160	19
			19,814
Mexico (1.1%)
	Fibra Uno Administracion
	SA de CV	3,223,370	10,530
	Mexico Real Estate
	Management SA de CV	1,263,745	2,399
	TF Administradora
	Industrial S de RL de CV	796,140	1,590
	Corp Inmobiliaria Vesta
	SAB de CV	644,867	1,305

			Market
			Value
		Shares	($000)
	Concentradora Fibra
	Hotelera Mexicana
	SA de CV	761,445	1,271
	Concentradora Fibra
	Danhos SA de CV	422,600	866
	Asesor de Activos
	Prisma SAPI de CV	445,200	582
			18,543
Morocco (0.1%)
	Douja Promotion Groupe
	Addoha SA	204,967	1,518
	Alliances Developpement
	Immobilier SA	7,717	462
	Cie Generale Immobiliere	2,882	256
			2,236
Netherlands (1.2%)
	Corio NV	206,534	9,678
^	Wereldhave NV	45,560	3,831
	Eurocommercial
	Properties NV	77,141	3,542
	Vastned Retail NV	41,247	2,122
	Nieuwe Steen
	Investments NV	235,593	1,426
			20,599
New Zealand (0.5%)
	Kiwi Income
	Property Trust	2,011,345	1,995
	Goodman Property Trust	2,097,170	1,800
	Precinct Properties
	New Zealand Ltd.	1,795,853	1,580
	Argosy Property Ltd.	1,641,896	1,303
^	Property for Industry Ltd.	840,927	936
	DNZ Property Fund Ltd.	604,727	813
	Vital Healthcare
	Property Trust	585,690	677
			9,104
Norway (0.2%)
*	Norwegian Property ASA	1,025,260	1,302
*	Olav Thon
	Eiendomsselskap ASA	6,450	1,192
^	Selvaag Bolig ASA	93,233	279
			2,773
Philippines (1.2%)
	Ayala Land Inc.	11,916,300	8,075
	SM Prime Holdings Inc.	15,236,955	5,594
	Megaworld Corp.	27,555,000	2,885
	Robinsons Land Corp.	3,354,850	1,684
*	Belle Corp.	8,787,000	1,180
	Vista Land &
	Lifescapes Inc.	6,963,400	943
	Filinvest Land Inc.	19,597,000	701
*	Century Properties
	Group Inc.	6,187,549	206
			21,268

15

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
Poland (0.1%)
^,*	Globe Trade Centre SA	496,672	1,243
*	Echo Investment SA	496,541	983
			2,226
Russia (0.1%)
*	LSR Group GDR	391,350	1,176
*	Etalon Group Ltd. GDR	242,523	850
			2,026
Singapore (7.8%)
	Global Logistic
	Properties Ltd.	6,421,131	14,634
	CapitaLand Ltd.	5,287,304	13,532
	CapitaMall Trust	5,470,034	8,719
	City Developments Ltd.	963,090	8,344
	Ascendas REIT	4,304,221	7,878
	Suntec REIT	5,288,127	7,248
	UOL Group Ltd.	1,295,878	6,653
	CapitaCommercial Trust	4,743,082	6,070
	CapitaMalls Asia Ltd.	2,781,942	4,902
	Keppel Land Ltd.	1,475,462	4,082
	Mapletree Industrial Trust	2,423,934	2,789
	Mapletree
	Commercial Trust	2,753,705	2,785
	Mapletree Logistics Trust	3,101,129	2,724
	Mapletree Greater
	China Commercial Trust	3,848,230	2,598
^	Fortune REIT	2,651,861	2,103
	CDL Hospitality Trusts	1,425,402	2,044
	Starhill Global REIT	2,904,968	1,880
	Ascott Residence Trust	1,783,355	1,709
	Wing Tai Holdings Ltd.	1,014,410	1,622
	CapitaRetail China Trust	1,345,586	1,591
	United Industrial Corp. Ltd.	585,188	1,565
	Frasers Centrepoint Trust	1,089,341	1,562
	Bukit Sembawang
	Estates Ltd.	320,650	1,495
	Parkway Life REIT	744,255	1,490
	Cambridge
	Industrial Trust	2,363,409	1,397
	Keppel REIT	1,431,015	1,383
	Cache Logistics Trust	1,451,405	1,333
	Far East Hospitality Trust	1,800,740	1,273
	GuocoLand Ltd.	727,477	1,238
	AIMS AMP Capital
	Industrial REIT	1,086,876	1,229
^	Lippo Malls Indonesia
	Retail Trust	3,699,706	1,197
	Sabana Shari’ah Compliant
	Industrial REIT	1,334,360	1,092
	Yanlord Land Group Ltd.	1,170,204	1,081
	First REIT	1,164,754	1,080
	Frasers Commercial Trust	1,032,867	1,048

			Market
			Value
		Shares	($000)
^,*	Frasers Centrepoint Ltd.	703,000	947
	Wheelock Properties
	Singapore Ltd.	629,969	945
	Ascendas India Trust	1,476,666	902
^,*	Sinarmas Land Ltd.	2,066,000	877
	Ascendas Hospitality
	Trust	1,500,000	862
	Soilbuild Business
	Space REIT	1,282,000	803
	Ho Bee Land Ltd.	435,903	798
	Religare Health Trust	1,154,000	783
	Croesus Retail Trust	871,000	626
*	Forterra Trust	434,000	615
	Oxley Holdings Ltd.	979,000	608
^	Perennial China
	Retail Trust	1,339,576	594
*	OUE Commercial REIT	878,000	557
	Far East Orchard Ltd.	342,035	511
	Fragrance Group Ltd.	2,321,550	463
	Saizen REIT	577,400	413
^,*	Ying Li International
	Real Estate Ltd.	1,789,000	386
			135,060
South Africa (1.9%)
	Growthpoint
	Properties Ltd.	2,964,630	6,853
	Redefine Properties Ltd.	6,062,491	5,731
	Capital Property Fund	3,301,590	3,329
	Resilient Property
	Income Fund Ltd.	548,419	3,004
	Hyprop Investments Ltd.	329,102	2,461
*	Attacq Ltd.	1,215,696	2,080
	Fountainhead
	Property Trust	2,420,534	1,832
	Acucap Properties Ltd.	340,604	1,535
	Emira Property Fund	947,815	1,302
	SA Corporate Real Estate
	Fund Nominees Pty Ltd.	2,882,726	1,132
	Vukile Property Fund Ltd.	691,538	1,103
	Sycom Property Fund	300,275	762
	Rebosis Property Fund Ltd.	612,468	676
	Delta Property Fund Ltd.	701,853	567
	Hospitality Property
	Fund Ltd. Class A	266,145	421
	Premium Properties Ltd.	222,935	371
	Octodec Investments Ltd.	158,614	306
*	Resilient Property
	Income Fund Ltd
	Rights Exp. 05/16/2014	35,953	17
			33,482
Spain (0.1%)
^,*	Inmobiliaria Colonial SA	2,443,378	2,275

16

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
Sweden (1.6%)
	Castellum AB	360,019	6,139
	Fabege AB	297,863	4,184
	Wallenstam AB	229,156	3,762
	Hufvudstaden AB Class A	247,704	3,632
^	Wihlborgs Fastigheter AB	144,123	2,779
^	Kungsleden AB	286,418	2,340
*	Fastighets AB Balder	133,597	1,714
	Klovern AB	220,445	1,212
^	Atrium Ljungberg AB	72,048	1,142
^	Dios Fastigheter AB	103,661	842
			27,746
Switzerland (1.6%)
	Swiss Prime Site AG	127,553	10,722
	PSP Swiss Property AG	81,191	7,804
	Mobimo Holding AG	13,027	2,800
	Allreal Holding AG	17,870	2,520
	Solvalor 61	8,208	1,977
^	Intershop Holdings AG	2,687	1,039
	Zug Estates Holding AG
	Class B	530	713
			27,575
Taiwan (1.1%)
	Ruentex Development
	Co. Ltd.	1,593,830	2,825
	Highwealth Construction
	Corp.	973,800	2,174
	Cathay No 1 REIT	2,461,310	1,424
	Huaku Development
	Co. Ltd.	481,554	1,180
	Prince Housing &
	Development Corp.	2,448,290	1,133
	Cathay Real Estate
	Development Co. Ltd.	1,892,000	1,098
	Farglory Land
	Development Co. Ltd.	658,631	1,080
	Radium Life Tech Co. Ltd.	1,338,494	1,049
	Chong Hong
	Construction Co.	371,000	1,025
	Kingdom Construction Co.	775,000	801
	Shin Kong No.1 REIT	1,836,000	776
	Hung Sheng
	Construction Ltd.	947,000	614
	KEE TAI Properties
	Co. Ltd.	792,869	540
	Gallop No 1 REIT	879,000	526
	Kuoyang Construction
	Co. Ltd.	1,000,665	509
*	Shining Building
	Business Co. Ltd.	594,638	475
*	Taiwan Land
	Development Corp.	1,218,906	449

			Market
			Value
		Shares	($000)
	Hung Poo Real Estate
	Development Corp.	430,194	385
	Huang Hsiang
	Construction Co.	247,000	376
	Advancetek Enterprise
	Co. Ltd.	294,000	321
*	YeaShin International
	Development Co. Ltd.	408,000	287
*	King’s Town
	Construction Co. Ltd.	231,352	193
*	YeaShin International
	Development Co. Ltd.
	Rights Exp. 05/13/2014	16,761	—
			19,240
Thailand (1.1%)
*	Central Pattana PCL	2,800,400	3,932
*	Land and Houses PCL	6,382,400	1,958
	Tesco Lotus Retail
	Growth Freehold
	& Leasehold
	Property Fund	3,418,762	1,375
^	CPN Retail Growth
	Leasehold
	Property Fund	2,682,810	1,279
*	Hemaraj Land and
	Development PCL	9,995,478	1,104
*	Bangkok Land PCL	21,421,800	1,082
*	Pruksa Real Estate PCL	1,390,600	966
*	Quality Houses PCL	7,843,800	794
*	WHA Corp. PCL	737,470	764
*	Supalai PCL	1,232,305	746
*	MBK PCL	1,507,120	709
*	LPN Development PCL	1,237,900	668
	TICON Property Fund	1,565,300	523
*	Amata Corp. PCL	1,043,400	508
	Univentures PCL	1,577,100	384
*	Sansiri PCL (Local)	5,418,200	321
*	Siam Future
	Development PCL	1,524,606	265
	TICON Industrial
	Connection PCL (Foreign)	501,661	258
*	Land and Houses
	Warrants	1,276,480	252
	SC Asset Corp.
	PCL (Foreign)	2,245,967	240
*	Asian Property
	Development PCL
	(Foreign)	1,375,700	231
	Thai Factory
	Development PCL	1,024,000	218
	SC Asset Corp.
	PCL (Local)	1,643,100	175

17

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
*	Rojana Industrial
	Park PCL (Local)	760,600	169
	TICON Industrial
	Connection PCL (Local)	332,400	165
	Sansiri PCL	1,383,900	82
	Rojana Industrial Park
	PCL - NVDR	279,400	62
	Sansiri PCL (Foreign)	901,132	53
	Rojana Industrial Park
	PCL (Foreign)	225,393	50
*	Bangkokland PCL
	Warrants Exp.
	05/16/2018	4,269,495	44
*	TICON Industrial
	Connection PCL Rights	100,332	5
*	TICON Industrial
	NVDR Rights	66,480	2
			19,384
Turkey (0.4%)
	Emlak Konut Gayrimenkul
	Yatirim Ortakligi AS	4,084,568	5,364
	Is Gayrimenkul Yatirim
	Ortakligi AS	728,034	477
	Torunlar Gayrimenkul
	Yatirim Ortakligi AS	254,950	435
	Sinpas Gayrimenkul
	Yatirim Ortakligi AS	712,033	284
	Halk Gayrimenkul
	Yatrm Ortakligi AS	419,543	213
			6,773
United Kingdom (8.8%)
	Land Securities Group plc	1,643,844	29,531
	British Land Co. plc	2,102,228	24,560
	Hammerson plc	1,502,091	14,497
	Segro plc	1,566,525	9,272
	Intu Properties plc	1,856,540	9,172
	Derwent London plc	180,465	8,302
	Capital & Counties
	Properties plc	1,406,968	7,937
	Great Portland Estates plc	724,676	7,684
	Shaftesbury plc	584,918	6,540
	Grainger plc	860,051	3,104
	Unite Group plc	421,764	3,012
	Londonmetric Property plc	1,249,945	2,919
	Hansteen Holdings plc	1,432,030	2,493
	ST Modwen Properties plc	387,122	2,431
	F&C Commercial
	Property Trust Ltd.	1,168,726	2,359
	Big Yellow Group plc	263,935	2,294
	Workspace Group plc	221,385	2,145
*	Quintain Estates &
	Development plc	1,098,907	1,882

			Market
			Value
		Shares	($000)
	Safestore Holdings plc	425,150	1,654
^	Redefine International plc 1,674,353		1,570
	Helical Bar plc	220,802	1,355
	UK Commercial
	Property Trust Ltd.	952,708	1,304
	Primary Health
	Properties plc	205,575	1,243
*	Raven Russia Ltd.	973,126	1,069
	Development Securities plc	251,614	1,034
	Mucklow A & J Group plc	125,397	954
	Schroder REIT Ltd.	975,024	881
*	CLS Holdings plc	36,256	855
	Picton Property Income Ltd.	770,827	804
*	Tritax Big Box REIT plc	196,000	361
			153,218
Total Common Stocks
(Cost $1,671,561)			1,741,505
Temporary Cash Investments (3.9%)
Money Market Fund (3.8%)
[1,2]	Vanguard Market Liquidity
	Fund, 0.124%	66,437,812	66,438

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
3	Federal Home Loan
	Bank Discount Notes,
	0.125%, 5/30/14	200	200
3	Federal Home Loan
	Bank Discount Notes,
	0.077%, 6/13/14	200	200
3	Federal Home Loan
	Bank Discount Notes,
	0.090%, 8/6/14	300	300
			700
Total Temporary Cash
Investments (Cost $67,138)			67,138
Total Investments (103.9%)
(Cost $1,738,699)			1,808,643
Other Assets and Liabilities (-3.9%)
Other Assets			10,707
Liabilities[2]			(77,901)
			(67,194)
Net Assets (100%)			1,741,449

18

Global ex-U.S. Real Estate Index Fund

At April 30, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	1,697,588
Overdistributed Net Investment Income	(12,447)
Accumulated Net Realized Losses	(13,655)
Unrealized Appreciation (Depreciation)
Investment Securities	69,944
Foreign Currencies	19
Net Assets	1,741,449

Investor Shares—Net Assets
Applicable to 3,838,911 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	84,801
Net Asset Value Per Share—
Investor Shares	$22.09

Admiral Shares—Net Assets
Applicable to 5,881,385 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	196,804
Net Asset Value Per Share—
Admiral Shares	$33.46

Amount
($000)
Institutional Shares—Net Assets
Applicable to 978,444 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	109,101
Net Asset Value Per Share—
Institutional Shares	$111.50

ETF Shares—Net Assets
Applicable to 24,458,137 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,350,743
Net Asset Value Per Share—
ETF Shares	$55.23

Securities with a market value of less than $500 are displayed with a dash.
See Note A in Notes to Financial Statements.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $61,584,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
2 Includes $66,438,000 of collateral received for securities on loan.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

19

Global ex-U.S. Real Estate Index Fund

Statement of Operations

Six Months Ended
April 30, 2014
($000)
Investment Income
Income
Dividends[1]	25,930
Interest[2]	6
Securities Lending	434
Total Income	26,370
Expenses
The Vanguard Group—Note B
Investment Advisory Services	174
Management and Administrative—Investor Shares	146
Management and Administrative—Admiral Shares	147
Management and Administrative—Institutional Shares	66
Management and Administrative—ETF Shares	1,059
Marketing and Distribution—Investor Shares	15
Marketing and Distribution—Admiral Shares	16
Marketing and Distribution—Institutional Shares	11
Marketing and Distribution—ETF Shares	150
Custodian Fees	197
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—Admiral Shares	1
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	56
Trustees’ Fees and Expenses	1
Total Expenses	2,040
Net Investment Income	24,330
Realized Net Gain (Loss)
Investment Securities Sold	13,018
Futures Contracts	833
Foreign Currencies	70
Realized Net Gain (Loss)	13,921
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(58,698)
Foreign Currencies	17
Change in Unrealized Appreciation (Depreciation)	(58,681)
Net Increase (Decrease) in Net Assets Resulting from Operations	(20,430)
1 Dividends are net of foreign withholding taxes of $2,002,000.
2 Interest income from an affiliated company of the fund was $6,000.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Global ex-U.S. Real Estate Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	24,330	31,694
Realized Net Gain (Loss)	13,921	(5,257)
Change in Unrealized Appreciation (Depreciation)	(58,681)	85,175
Net Increase (Decrease) in Net Assets Resulting from Operations	(20,430)	111,612
Distributions
Net Investment Income
Investor Shares	(3,084)	(5,042)
Admiral Shares[1]	(4,278)	(2,407)
Institutional Shares	(2,708)	(2,923)
ETF Shares	(36,653)	(22,129)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares[1]	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(46,723)	(32,501)
Capital Share Transactions
Investor Shares	(65,075)	60,441
Admiral Shares[1]	84,487	68,607
Institutional Shares	20,522	22,942
ETF Shares	98,099	869,588
Net Increase (Decrease) from Capital Share Transactions	138,033	1,021,578
Total Increase (Decrease)	70,880	1,100,689
Net Assets
Beginning of Period	1,670,569	569,880
End of Period[2]	1,741,449	1,670,569

1 Signal Shares were renamed Admiral Shares in October 2013. The prior period’s distributions and capital share transactions are for the Signal class.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($12,447,000) and $4,813,000.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Investor Shares
	Six Months			Nov. 1,
	Ended	Year Ended		2010[1] to
	April 30,	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$23.06	$21.04	$18.14	$20.00
Investment Operations
Net Investment Income	.325	.685[2]	.700[2]	.744[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	(.674)	2.321	2.995	(2.430)
Total from Investment Operations	(.349)	3.006	3.695	(1.686)
Distributions
Dividends from Net Investment Income	(.621)	(.986)	(.795)	(.174)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.621)	(.986)	(.795)	(.174)
Net Asset Value, End of Period	$22.09	$23.06	$21.04	$18.14

Total Return[4]	-1.40%	14.69%	21.31%	-8.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$85	$156	$84	$41
Ratio of Total Expenses to Average Net Assets	0.38%	0.40%	0.45%	0.50%[5]
Ratio of Net Investment Income to Average Net Assets	2.88%	2.95%	3.74%	3.61%[5]
Portfolio Turnover Rate[6]	4%	8%	10%	7%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.00, $.02, $.01, and $.02.
4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Admiral Shares
	Six Months			Feb. 10,
	Ended	Year Ended		2011[1] to
	April 30,	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$34.92	$31.87	$27.51	$29.89
Investment Operations
Net Investment Income	.512	1.012[2]	1.093[2]	.784[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	(1.020)	3.580	4.528	(3.164)
Total from Investment Operations	(.508)	4.592	5.621	(2.380)
Distributions
Dividends from Net Investment Income	(.952)	(1.542)	(1.261)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.952)	(1.542)	(1.261)	—
Net Asset Value, End of Period	$33.46	$34.92	$31.87	$27.51

Total Return[4]	-1.33%	14.83%	21.43%	-7.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$197	$117	$43	$12
Ratio of Total Expenses to Average Net Assets	0.24%	0.27%	0.32%	0.35%[5]
Ratio of Net Investment Income to Average Net Assets	3.02%	3.08%	3.87%	3.76%[5]
Portfolio Turnover Rate[6]	4%	8%	10%	7%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
Signal Shares were renamed Admiral Shares in October 2013. Prior periods’ Financial Highlights are for the Signal class.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.00, $.01, $.01, and $.02.
4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Institutional Shares
	Six Months			April 19,
	Ended	Year Ended		2011[1] to
	April 30,	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$116.37	$106.19	$91.68	$102.01
Investment Operations
Net Investment Income	1.746	3.407[2]	3.658[2]	1.522[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	(3.428)	11.930	15.107	(11.852)
Total from Investment Operations	(1.682)	15.337	18.765	(10.330)
Distributions
Dividends from Net Investment Income	(3.188)	(5.157)	(4.255)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(3.188)	(5.157)	(4.255)	—
Net Asset Value, End of Period	$111.50	$116.37	$106.19	$91.68

Total Return[4]	-1.32%	14.87%	21.48%	-10.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$109	$92	$61	$52
Ratio of Total Expenses to Average Net Assets	0.22%	0.24%	0.29%	0.30%[5]
Ratio of Net Investment Income to Average Net Assets	3.04%	3.11%	3.90%	3.81%[5]
Portfolio Turnover Rate[6]	4%	8%	10%	7%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.00, $.07, $.06, and $.01.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Global ex-U.S. Real Estate Index Fund

Financial Highlights

ETF Shares
	Six Months			Nov. 1,
	Ended	Year Ended		2010[1] to
	April 30,	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$57.64	$52.60	$45.39	$49.97
Investment Operations
Net Investment Income	.852	1.713[2]	1.820[2]	1.848[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	(1.686)	5.869	7.460	(5.981)
Total from Investment Operations	(.834)	7.582	9.280	(4.133)
Distributions
Dividends from Net Investment Income	(1.576)	(2.542)	(2.070)	(.447)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.576)	(2.542)	(2.070)	(.447)
Net Asset Value, End of Period	$55.23	$57.64	$52.60	$45.39

Total Return	-1.35%	14.77%	21.44%	-8.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,351	$1,306	$381	$173
Ratio of Total Expenses to Average Net Assets	0.25%	0.27%	0.32%	0.35%[4]
Ratio of Net Investment Income to Average Net Assets	3.01%	3.08%	3.87%	3.76%[4]
Portfolio Turnover Rate[5]	4%	8%	10%	7%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.00, $.02, $.03, and $.04.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Global ex-U.S. Real Estate Index Fund

Notes to Financial Statements

Vanguard Global ex-U.S. Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Effective in October 2013, Signal Shares were renamed Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

26

Global ex-U.S. Real Estate Index Fund

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values. The fund had no open futures contracts at April 30, 2014.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2013), and for the period ended April 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements. 5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counter-party risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

27

Global ex-U.S. Real Estate Index Fund

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2014, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2014, the fund had contributed capital of $179,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

28

Global ex-U.S. Real Estate Index Fund

The following table summarizes the market value of the fund’s investments as of April 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	96,510	1,644,742	253
Temporary Cash Investments	66,438	700	—
Total	162,948	1,645,442	253

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $19,127,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; such differences are primarily attributed to the tax treatment of unrealized appreciation on passive foreign investment companies. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2014, the fund realized net foreign currency gains of $70,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income. Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. During the six months ended April 30, 2014, the fund realized gains on the sale of passive foreign investment companies of $5,063,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income. Passive foreign investment companies had unrealized appreciation of $28,946,000 at April 30, 2014.

During the six months ended April 30, 2014, the fund realized $8,604,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2013 the fund had available capital losses totaling $12,497,000 to offset future net capital gains. Of this amount, $1,948,000 is subject to expiration on October 31, 2019. Capital losses of $10,549,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

29

Global ex-U.S. Real Estate Index Fund

At April 30, 2014, the cost of investment securities for tax purposes was $1,767,645,000. Net unrealized appreciation of investment securities for tax purposes was $40,998,000, consisting of unrealized gains of $106,326,000 on securities that had risen in value since their purchase and $65,328,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2014, the fund purchased $192,060,000 of investment securities and sold $76,657,000 of investment securities, other than temporary cash investments. Purchases and sales include $66,824,000 and $45,884,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2014	October 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	9,694	447	155,272	6,953
Issued in Lieu of Cash Distributions	2,839	134	4,517	212
Redeemed [2]	(77,608)	(3,519)	(99,348)	(4,402)
Net Increase (Decrease)—Investor Shares	(65,075)	(2,938)	60,441	2,763
Admiral Shares[3]
Issued[1]	98,266	2,956	70,563	2,042
Issued in Lieu of Cash Distributions	3,707	116	2,193	68
Redeemed [2]	(17,486)	(534)	(4,149)	(123)
Net Increase (Decrease)—Admiral Shares	84,487	2,538	68,607	1,987
Institutional Shares
Issued[1]	63,804	588	37,302	340
Issued in Lieu of Cash Distributions	2,499	23	2,608	24
Redeemed [2]	(45,781)	(420)	(16,968)	(153)
Net Increase (Decrease)—Institutional Shares	20,522	191	22,942	211
ETF Shares
Issued[1]	146,338	2,702	875,175	15,515
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed [2]	(48,239)	(900)	(5,587)	(100)
Net Increase (Decrease)—ETF Shares	98,099	1,802	869,588	15,415

1 Includes purchase fees for fiscal 2014 and 2013 of $274,000 and $567,000, respectively (fund totals).
2 Net of redemption fees for fiscal 2014 and 2013 of $297,000 and $215,000, respectively (fund totals).
3 Signal Shares were renamed Admiral Shares in October 2013. The prior period’s capital share transactions are for the Signal class.

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2014, that would require recognition or disclosure in these financial statements.

30

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

31

Six Months Ended April 30, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global ex-U.S. Real Estate Index Fund	10/31/2013	4/30/2014	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$986.04	$1.87
Admiral Shares	1,000.00	986.65	1.18
Institutional Shares	1,000.00	986.76	1.08
ETF Shares	1,000.00	986.54	1.23
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.91	$1.91
Admiral Shares	1,000.00	1,023.60	1.20
Institutional Shares	1,000.00	1,023.70	1.10
ETF Shares	1,000.00	1,023.55	1.25

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.38% for Investor Shares, 0.24% for Admiral Shares, 0.22% for Institutional Shares, and 0.25% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

32

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Global ex-U.S. Real Estate Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard— through its Equity Investment Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interest of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the investment management services provided to the fund since its inception in 2010, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement after a one-year period.

33

Glossary

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments. This yield may include some payments that represent a return of capital, capital gains distributions, or both by the underlying stocks.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
IndependentTrustees	Bioethical Issues.

Emerson U. Fullwood	JoAnn Heffernan Heisen
Born 1948. Trustee Since January 2008. Principal	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Executive	Occupation(s) During the Past Five Years: Corporate
Chief Staff and Marketing Officer for North America	Vice President and Chief Global Diversity Officer
and Corporate Vice President (retired 2008) of Xerox	(retired 2008) and Member of the Executive
Corporation (document management products and	Committee (1997–2008) of Johnson & Johnson
services); Executive in Residence and 2009–2010	(pharmaceuticals/medical devices/consumer
Distinguished Minett Professor at the Rochester	products); Director of Skytop Lodge Corporation
Institute of Technology; Director of SPX Corporation	(hotels), the University Medical Center at Princeton,
(multi-industry manufacturing), the United Way of	the Robert Wood Johnson Foundation, and the Center
Rochester, Amerigroup Corporation (managed health	for Talent Innovation; Member of the Advisory Board
care), the University of Rochester Medical Center,	of the Maxwell School of Citizenship and Public Affairs
Monroe Community College Foundation, and North	at Syracuse University.
Carolina A&T University.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer (retired 2009) of Cummins
Chairman and Chief Executive Officer (retired 2009)	Inc. (industrial machinery); Chairman of the Board
and President (2006–2008) of Rohm and Haas Co.	of Hillenbrand, Inc. (specialized consumer services),
(chemicals); Director of Tyco International, Ltd.	and of Oxfam America; Director of SKF AB (industrial
(diversified manufacturing and services), Hewlett-	machinery), Hyster-Yale Materials Handling, Inc.
Packard Co. (electronic computer manufacturing),	(forklift trucks), the Lumina Foundation for Education,

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.

Alfred M. Rankin, Jr.	Vanguard Senior ManagementTeam
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Trustee of
Colby-Sawyer College; Member of the Advisory Board
of the Norris Cotton Cancer Center and of the Advisory	Founder
Board of the Parthenon Group (strategy consulting).	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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Q7382 062014

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Item 6: Investments.

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Austria (0.4%)
	Erste Group Bank AG	701,835	23,599
	OMV AG	352,080	16,462
	Voestalpine AG	274,478	12,538
	Andritz AG	178,191	11,069
	Raiffeisen Bank International AG	286,100	9,044
	IMMOFINANZ AG	2,351,878	8,734
	Telekom Austria AG	558,251	5,540
	Vienna Insurance Group AG Wiener Versicherung Gruppe	94,261	5,041
^	Verbund AG	159,975	3,102
*	BUWOG AG	117,593	2,159
	Strabag SE	35,893	1,004
			98,292
Belgium (1.8%)
	Anheuser-Busch InBev NV	1,956,372	213,239
	KBC Groep NV	674,380	41,153
	Ageas	533,340	22,953
	UCB SA	278,875	22,876
	Solvay SA Class A	137,637	22,305
	Groupe Bruxelles Lambert SA	191,088	19,321
	Delhaize Group SA	247,370	18,420
^	Umicore SA	266,296	13,054
	Belgacom SA	345,363	10,571
	Colruyt SA	176,471	9,979
	Telenet Group Holding NV	117,333	6,881
			400,752
Denmark (2.2%)
	Novo Nordisk A/S Class B	4,775,090	216,722
	Danske Bank A/S	1,929,124	54,581
	AP Moeller - Maersk A/S Class B	16,620	39,676
	Novozymes A/S	573,813	27,512
	Carlsberg A/S Class B	259,705	25,979
*	Vestas Wind Systems A/S	542,983	24,115
	Coloplast A/S Class B	245,215	20,596
	Pandora A/S	277,464	18,704
	TDC A/S	1,953,487	18,345
	AP Moeller - Maersk A/S Class A	8,031	18,245
	DSV A/S	429,637	14,350
	Chr Hansen Holding A/S	218,917	9,870
^	FLSmidth & Co. A/S	121,617	6,511
	Tryg A/S	58,974	5,601
*	William Demant Holding A/S	55,308	4,956
	H Lundbeck A/S	140,982	4,109
	Rockwool International A/S Class B	15,369	2,965
			512,837
Finland (1.3%)
*	Nokia Oyj	9,182,189	68,753
^	Sampo	1,150,426	57,176
^	Kone Oyj Class B	929,056	39,825
	Fortum Oyj	1,079,810	24,395
	UPM-Kymmene Oyj	1,293,253	22,650
	Wartsila OYJ Abp	383,443	21,406
	Stora Enso Oyj	1,429,970	14,603
	Metso Oyj	333,805	13,436
^	Nokian Renkaat Oyj	329,417	13,109
	Kesko Oyj Class B	163,463	6,691
^	Neste Oil Oyj	309,803	6,371
	Valmet Corp.	337,930	3,949
			292,364
France (14.6%)
	Total SA	4,982,416	356,467
	Sanofi	2,807,297	302,967

1

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	BNP Paribas SA	2,395,763	180,031
	Schneider Electric SA	1,339,427	125,735
^	AXA SA	4,654,843	121,474
	LVMH Moet Hennessy Louis Vuitton SA	607,836	119,742
	Air Liquide SA	762,954	109,155
	Societe Generale SA	1,749,770	108,972
^	L'Oreal SA	572,581	98,683
	Danone	1,327,768	98,042
	Airbus Group NV	1,358,040	93,353
^	Vinci SA	1,151,233	86,927
	Vivendi SA	3,114,816	83,686
^	GDF Suez	3,195,110	80,529
	Orange SA	4,418,198	71,581
	Cie de St-Gobain	969,792	59,416
	Pernod Ricard SA	480,707	57,690
	Cie Generale des Etablissements Michelin	459,114	56,302
	Carrefour SA	1,424,224	55,519
	Essilor International SA	482,911	51,714
	Safran SA	644,064	43,347
	Legrand SA	642,592	41,522
	Lafarge SA	446,630	40,867
	Kering	180,915	40,014
	Renault SA	407,384	39,830
*	Credit Agricole SA	2,448,143	38,628
	Publicis Groupe SA	392,063	33,541
^	Technip SA	260,385	29,309
	SES SA	727,893	27,425
*	Alcatel-Lucent	6,692,647	26,542
	Christian Dior SA	127,408	26,215
	Cap Gemini SA	360,628	25,480
	Valeo SA	183,135	25,150
	Electricite de France	638,328	24,513
	Sodexo	221,743	23,908
	Alstom SA	529,725	21,891
	Accor SA	423,649	20,742
^,*	Bouygues SA	440,981	19,862
	Veolia Environnement SA	1,036,515	19,337
	Dassault Systemes	153,748	18,920
*	Casino Guichard Perrachon SA	141,010	17,968
	Vallourec SA	286,869	16,953
	Edenred	490,898	16,592
	Bureau Veritas SA	535,215	16,402
	Natixis	2,272,577	16,132
	Arkema SA	143,883	16,071
	Rexel SA	634,460	16,018
	AtoS	184,555	15,944
	Thales SA	244,432	15,565
	Zodiac Aerospace	467,492	15,543
	Groupe Eurotunnel SA	1,128,050	15,144
	Iliad SA	56,165	15,142
	STMicroelectronics NV	1,556,547	14,844
*	SCOR SE	344,495	12,606
	Suez Environnement Co.	623,718	12,256
	Aeroports de Paris	96,597	12,013
^	Lagardere SCA	282,416	11,836
	Wendel SA	75,214	11,338
	Klepierre	240,198	11,021
	Eutelsat Communications SA	316,808	10,898
^,*	Peugeot SA	594,750	10,523
*	CNP Assurances	401,424	9,261
	Societe BIC SA	66,437	8,815
	Bollore SA	13,357	8,513
*	Fonciere Des Regions	82,344	8,364
*	ICADE	79,038	8,064

2

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Eurazeo SA	89,332	7,531
*	Eiffage SA	96,720	7,311
*	CGG SA	416,154	7,200
	Hermes International	20,377	7,155
	Imerys SA	80,863	7,101
	JCDecaux SA	163,289	6,703
	Gecina SA	45,219	6,087
	SEB SA	64,824	5,980
*	Air France-KLM	361,718	5,204
	Remy Cointreau SA	58,069	5,104
^	Societe Television Francaise 1	256,013	4,359
	Euler Hermes SA	31,685	3,823
	BioMerieux	34,515	3,770
	Ipsen SA	84,443	3,749
			3,329,931
Germany (13.7%)
	Bayer AG	2,028,277	282,019
*	BASF SE	2,264,182	262,661
	Siemens AG	1,944,316	256,498
	Daimler AG	2,343,116	218,145
	Allianz SE	1,116,049	194,228
	SAP AG	2,192,480	177,214
	Deutsche Telekom AG	7,534,519	126,590
	Deutsche Bank AG	2,498,397	110,045
	Bayerische Motoren Werke AG	796,963	100,184
*	Volkswagen AG Preference Shares	354,579	95,853
	Linde AG	453,500	94,186
^,*	Muenchener Rueckversicherungs AG	391,231	90,438
	Deutsche Post AG	2,331,836	87,988
	E.ON SE	4,486,623	85,942
	Continental AG	264,935	62,341
	Adidas AG	512,949	54,836
	Fresenius SE & Co. KGaA	319,767	48,654
	Henkel AG & Co. KGaA Preference Shares	428,871	47,841
	RWE AG	1,186,806	45,290
	Porsche Automobil Holding SE Preference Shares	374,746	41,446
*	Commerzbank AG	2,314,887	41,278
	Fresenius Medical Care AG & Co. KGaA	526,813	36,297
	Deutsche Boerse AG	452,115	33,155
	Infineon Technologies AG	2,751,892	31,998
	HeidelbergCement AG	344,483	29,932
*	ThyssenKrupp AG	1,044,455	29,811
	Henkel AG & Co. KGaA	286,449	29,453
*	Merck KGaA	158,868	26,856
	Beiersdorf AG	244,966	24,591
	Brenntag AG	126,214	22,864
*	ProSiebenSat.1 Media AG	521,225	22,813
	GEA Group AG	434,669	19,468
*	Volkswagen AG	72,053	19,321
^	K&S AG	469,273	16,444
	LANXESS AG	205,050	15,615
	Deutsche Lufthansa AG	568,353	14,273
	Hannover Rueck SE	148,321	13,821
	Symrise AG	272,456	13,764
	Metro AG	324,454	12,999
*	QIAGEN NV	572,700	12,573
	United Internet AG	274,271	11,783
*	Bilfinger SE	96,129	11,461
	MAN SE	86,149	11,047
*	OSRAM Licht AG	209,550	11,001
	Hugo Boss AG	74,148	10,301
*	Sky Deutschland AG	1,098,901	9,431
	Deutsche Wohnen AG-NEW	415,382	8,917
	Fuchs Petrolub SE Preference Shares	87,378	8,790

3

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	MTU Aero Engines AG	83,267	7,851
	Kabel Deutschland Holding AG	52,554	7,120
	TUI AG	420,762	7,006
^,*	Evonik Industries AG	171,127	6,759
	Fraport AG Frankfurt Airport Services Worldwide	90,200	6,671
	Axel Springer SE	101,513	6,199
^	Hochtief AG	64,405	6,005
*	Deutsche Wohnen AG-BR	283,646	5,942
*	Telefonica Deutschland Holding AG	653,064	5,433
	Software AG	141,560	5,332
	Wacker Chemie AG	35,926	4,223
	Fielmann AG	31,003	4,194
^	Suedzucker AG	189,721	4,054
	Fuchs Petrolub SE	41,685	3,843
	Celesio AG	101,006	3,511
*	Talanx AG	89,873	3,439
^	Puma SE	6,656	1,966
	Generali Deutschland Holding AG	9,222	1,441
			3,123,445
Greece (0.2%)
*	Piraeus Bank SA	4,903,749	11,573
*	Alpha Bank AE	9,335,450	9,043
*	Hellenic Telecommunications Organization SA ADR	655,196	5,176
*	Hellenic Telecommunications Organization SA	282,448	4,512
	National Bank of Greece SA	953,006	3,726
	Hellenic Petroleum SA	169,875	1,458
			35,488
Ireland (0.4%)
	Kerry Group plc Class A	359,317	28,359
*	Bank of Ireland	67,300,498	26,278
*	Ryanair Holdings plc ADR	323,177	17,283
	Smurfit Kappa Group plc	384,694	8,570
*	Ryanair Holdings plc	36,593	347
^,*	Irish Bank Resolution Corp. Ltd.	2,503,596	—
			80,837
Italy (3.9%)
	Eni SPA	6,038,479	156,395
	Intesa Sanpaolo SPA (Registered)	28,878,140	98,823
	UniCredit SPA	10,919,121	97,833
	Enel SPA	15,914,070	90,137
	Assicurazioni Generali SPA	3,092,138	72,299
*	Telecom Italia SPA (Registered)	25,548,292	32,831
	Snam SPA	5,137,889	30,905
	CNH Industrial NV	2,256,674	26,361
	Tenaris SA	1,158,762	25,616
	Atlantia SPA	975,944	25,423
*	Fiat SPA	2,088,657	25,216
	Luxottica Group SPA	426,679	24,473
	Unione di Banche Italiane SCPA	2,122,284	20,258
	Terna Rete Elettrica Nazionale SPA	3,497,201	18,947
	Banco Popolare SC	841,339	17,388
	Saipem SPA	610,237	16,369
	Telecom Italia SPA (Bearer)	14,834,676	14,745
	Pirelli & C. SPA	819,144	13,791
	Prysmian SPA	518,716	13,510
*	Mediobanca SPA	1,181,454	13,113
	Exor SPA	240,300	10,983
	Enel Green Power SPA	3,786,268	10,836
*	Mediaset SPA	1,628,407	9,012
*	Finmeccanica SPA	944,556	8,741
	Davide Campari-Milano SPA	693,190	6,026
	Mediolanum SPA	632,524	5,693
	Gtech SPA	157,876	4,634

4

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Salvatore Ferragamo SPA	114,869	3,641
	Buzzi Unicem SPA	174,838	3,102
	Parmalat SPA	781,165	2,714
			899,815
Netherlands (4.2%)
	Unilever NV	3,817,601	163,705
*	ING Groep NV	9,473,951	135,430
	Koninklijke Philips NV	2,199,210	70,405
	ASML Holding NV	818,669	66,816
	Unibail-Rodamco SE	238,525	64,461
	Heineken NV	704,613	48,941
	Akzo Nobel NV	583,843	44,993
	Koninklijke Ahold NV	2,311,988	44,696
	Aegon NV	4,703,476	43,114
	ArcelorMittal	2,448,838	39,822
	Reed Elsevier NV	1,564,196	31,927
	Koninklijke DSM NV	427,871	30,725
*	Koninklijke KPN NV	7,643,110	27,155
^	Gemalto NV	192,654	21,540
	Wolters Kluwer NV	721,285	20,107
	Ziggo NV	354,659	15,400
	Heineken Holding NV	238,524	15,245
	Randstad Holding NV	260,402	15,218
	Fugro NV	194,587	12,894
	Koninklijke Boskalis Westminster NV	185,087	10,490
	TNT Express NV	1,152,993	10,390
*	OCI	200,663	8,581
^	Koninklijke Vopak NV	164,314	8,193
*	SBM Offshore NV	443,873	8,125
	Corio NV	164,148	7,692
			966,065
Norway (1.2%)
	Statoil ASA	2,346,783	71,543
	DNB ASA	2,627,500	46,574
	Telenor ASA	1,479,336	34,760
^	Seadrill Ltd.	864,188	30,239
	Yara International ASA	384,180	18,161
	Norsk Hydro ASA	3,292,087	17,656
	Orkla ASA	1,919,511	15,875
	Subsea 7 SA	685,583	13,728
	Schibsted ASA	198,593	11,427
^	Gjensidige Forsikring ASA	416,981	7,695
^	Aker Solutions ASA	358,105	5,738
			273,396
Other (0.0%)[2]
^,*	Peugeot SA Warrants Exp. 04/29/2017	466,127	892

Portugal (0.3%)
	EDP - Energias de Portugal SA	6,239,332	30,309
	Galp Energia SGPS SA	926,537	16,059
	Jeronimo Martins SGPS SA	602,640	10,540
*	Banco Espirito Santo SA	4,955,097	8,783
^	Portugal Telecom SGPS SA	1,312,893	5,455
	EDP Renovaveis SA	484,290	3,321
			74,467
Spain (5.3%)
*	Banco Santander SA	28,338,844	281,852
	Banco Bilbao Vizcaya Argentaria SA	14,179,009	174,656
	Telefonica SA	9,886,335	165,916
	Iberdrola SA	12,531,154	87,538
	Inditex SA	519,794	78,098
	Repsol SA	2,209,100	59,480
	Amadeus IT Holding SA	963,466	40,072
	Banco de Sabadell SA	8,611,795	29,300

5

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Abertis Infraestructuras SA	1,212,553	27,294
*	Banco Popular Espanol SA	3,548,220	26,147
*	CaixaBank SA	4,163,350	25,375
*	Bankia SA	11,259,068	22,998
	Ferrovial SA	986,618	21,931
	Red Electrica Corp. SA	264,909	21,807
	Grifols SA	407,256	21,771
	Gas Natural SDG SA	755,192	21,655
*	ACS Actividades de Construccion y Servicios SA	423,499	18,179
	Enagas SA	499,111	15,377
	Bankinter SA	1,695,424	12,981
	Distribuidora Internacional de Alimentacion SA	1,416,143	12,668
	Mapfre SA	2,469,731	10,416
	Endesa SA	208,828	7,919
	Zardoya Otis SA	407,567	7,150
^	Acciona SA	63,718	5,183
*	Mediaset Espana Comunicacion SA	431,793	4,792
^,*	Acerinox SA	198,851	3,477
	Corp Financiera Alba SA	45,852	2,828
			1,206,860
Sweden (4.7%)
	Nordea Bank AB	7,793,417	112,931
	Hennes & Mauritz AB Class B	2,326,586	95,234
	Telefonaktiebolaget LM Ericsson Class B	7,306,700	88,108
	Swedbank AB Class A	2,635,980	70,544
	Volvo AB Class B	3,744,016	59,283
	Svenska Handelsbanken AB Class A	1,177,968	59,252
	Skandinaviska Enskilda Banken AB Class A	3,559,307	49,164
^	Atlas Copco AB Class A	1,520,915	44,232
*	Investor AB Class B	1,109,049	42,960
*	Assa Abloy AB Class B	766,830	40,699
	Svenska Cellulosa AB SCA Class B	1,421,201	39,954
	TeliaSonera AB	5,300,445	38,582
*	Sandvik AB	2,639,444	37,512
	SKF AB	1,022,698	26,558
^	Atlas Copco AB Class B	957,962	26,129
	Scania AB Class B	745,629	22,717
^	Alfa Laval AB	766,026	20,409
	Skanska AB Class B	883,069	20,275
	Hexagon AB Class B	622,072	19,916
	Investment AB Kinnevik	501,146	17,684
*	Swedish Match AB	487,853	16,737
	Electrolux AB Class B	546,205	15,182
	Getinge AB	450,437	13,202
^	Elekta AB Class B	872,934	12,182
^	Industrivarden AB Class A	476,509	10,688
*	Lundin Petroleum AB	480,621	10,317
	Boliden AB	674,233	10,297
*	Tele2 AB	760,277	9,716
	Securitas AB Class B	752,396	9,095
	Husqvarna AB	913,590	7,628
^	Industrivarden AB	288,066	6,053
	Modern Times Group AB Class B	131,832	5,882
^	Ratos AB	471,657	4,812
	Holmen AB	118,354	4,183
	Melker Schorling AB	26,579	1,444
			1,069,561
Switzerland (13.5%)
	Nestle SA	7,821,256	604,460
	Roche Holding AG	1,723,286	505,520
	Novartis AG	5,711,677	496,531
	UBS AG	8,642,047	180,739
*	ABB Ltd.	5,673,123	136,587
*	Cie Financiere Richemont SA	1,220,660	124,190

6

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	Credit Suisse Group AG	3,914,845	124,111
	Zurich Insurance Group AG	361,711	103,724
*	Syngenta AG	224,547	88,919
	Swiss Re AG	908,086	79,404
*	Holcim Ltd.	558,001	51,178
	Swatch Group AG (Bearer)	74,417	47,853
	Transocean Ltd.	845,976	36,139
	Adecco SA	427,282	35,871
	Givaudan SA	22,647	35,741
	Swisscom AG	55,949	34,038
	SGS SA	12,461	31,129
	Geberit AG	92,215	30,799
	Julius Baer Group Ltd.	538,456	25,221
*	Actelion Ltd.	247,941	24,411
	Sonova Holding AG	163,564	23,629
	Sika AG	5,114	20,692
	Aryzta AG	204,635	18,915
	Schindler Holding AG	115,728	17,930
	Swiss Life Holding AG	71,611	17,643
	Kuehne & Nagel International AG	123,147	16,839
	Swatch Group AG (Registered)	121,509	14,661
	Lindt & Spruengli AG (Regular)	249	14,526
	Baloise Holding AG	114,253	13,913
	Lonza Group AG	127,337	13,327
	Clariant AG	664,860	13,111
	Galenica AG	11,892	12,109
	Partners Group Holding AG	43,061	11,791
	Swiss Prime Site AG	136,871	11,506
	Lindt & Spruengli AG	2,208	10,745
	PSP Swiss Property AG	95,937	9,221
	Sulzer AG	56,465	8,713
	Schindler Holding AG (Registered)	52,904	8,075
	GAM Holding AG	402,871	7,338
	EMS-Chemie Holding AG	17,904	6,986
	Barry Callebaut AG	4,760	6,469
	Pargesa Holding SA	68,577	6,225
	DKSH Holding AG	63,223	5,217
*	Banque Cantonale Vaudoise	7,419	4,404
			3,090,550
United Kingdom (32.1%)
	HSBC Holdings plc	46,183,644	471,892
	BP plc	45,265,567	382,187
	GlaxoSmithKline plc	11,924,522	329,485
	Royal Dutch Shell plc Class A	7,660,517	302,856
	British American Tobacco plc	4,634,744	267,636
	Royal Dutch Shell plc Class B	6,015,518	255,428
	Vodafone Group plc	65,160,048	247,390
	AstraZeneca plc	3,059,666	241,517
	Diageo plc	6,177,722	189,286
*	Lloyds Banking Group plc	132,574,171	169,062
	BG Group plc	8,342,185	168,759
	Barclays plc	39,403,790	168,258
	BHP Billiton plc	5,180,335	168,178
	Rio Tinto plc	3,058,162	166,267
	Prudential plc	6,259,642	143,905
	Unilever plc	2,957,180	132,285
	National Grid plc	9,149,134	130,041
	Reckitt Benckiser Group plc	1,582,446	127,746
	Glencore Xstrata plc	23,570,738	127,184
	SABMiller plc	2,319,112	126,279
	BT Group plc	19,301,862	120,496
	Standard Chartered plc	4,844,486	104,919
	Imperial Tobacco Group plc	2,360,742	102,019
	Tesco plc	19,687,373	97,531

7

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Anglo American plc London Shares	3,204,923	85,679
	Shire plc	1,441,787	82,460
	Rolls-Royce Holdings plc	4,590,905	81,547
	Royal Dutch Shell plc Class A (Amsterdam Shares)	1,993,326	78,853
	WPP plc	3,301,582	71,188
	Compass Group plc	4,408,231	70,219
	Centrica plc	12,469,384	69,543
	Aviva plc	7,222,383	64,365
	SSE plc	2,350,849	60,621
	BAE Systems plc	7,838,575	53,032
	ARM Holdings plc	3,426,078	51,855
	Legal & General Group plc	14,383,042	51,488
	Experian plc	2,478,652	47,658
	Associated British Foods plc	852,891	42,825
	Reed Elsevier plc	2,866,555	42,275
	Kingfisher plc	5,807,263	41,095
	Old Mutual plc	11,978,765	40,490
	Next plc	364,235	40,184
	Wolseley plc	646,754	37,476
	Pearson plc	1,994,192	37,395
	Standard Life plc	5,768,151	37,292
	British Sky Broadcasting Group plc	2,356,382	35,070
	Land Securities Group plc	1,927,281	34,622
	Smith & Nephew plc	2,199,640	34,300
	CRH plc (XDUB)	1,135,535	33,060
	Tullow Oil plc	2,214,738	32,945
	Whitbread plc	441,585	30,459
	Marks & Spencer Group plc	3,990,171	29,832
	Capita plc	1,607,061	29,470
	British Land Co. plc	2,447,486	28,594
	ITV plc	9,172,240	28,215
	Johnson Matthey plc	502,020	27,772
	Burberry Group plc	1,093,728	27,469
*	Royal Bank of Scotland Group plc	5,167,289	26,180
	GKN plc	3,992,673	25,957
	Babcock International Group plc	1,225,108	24,728
	Weir Group plc	522,560	23,770
	Bunzl plc	812,154	23,140
	United Utilities Group plc	1,663,693	22,379
	InterContinental Hotels Group plc	638,242	21,813
	Smiths Group plc	962,783	21,734
	RSA Insurance Group plc	12,372,045	20,543
	Intertek Group plc	397,751	19,593
	J Sainsbury plc	3,426,352	19,437
	Sage Group plc	2,677,883	19,317
	CRH plc (XLON)	643,974	18,774
	Severn Trent plc	589,031	18,361
	Ashtead Group plc	1,235,439	18,305
	Randgold Resources Ltd.	225,097	18,094
	Carnival plc	452,182	18,078
	WM Morrison Supermarkets plc	5,309,943	18,026
	Travis Perkins plc	604,456	17,451
	Aberdeen Asset Management plc	2,318,612	17,150
*	International Consolidated Airlines Group SA (London Shares)	2,492,713	17,048
	IMI plc	671,639	17,035
	Resolution Ltd.	3,352,092	16,911
	Hammerson plc	1,742,004	16,812
	Aggreko plc	620,805	16,569
*	Persimmon plc	742,829	16,485
	St. James's Place plc	1,245,474	16,232
	Rexam plc	1,931,069	16,190
	Petrofac Ltd.	642,387	15,766
	Meggitt plc	1,947,402	15,708
	Direct Line Insurance Group plc	3,679,090	15,565

8

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2014

					Market
					Value
				Shares	($000)
	G4S plc			3,812,082	15,220
	AMEC plc			724,252	15,126
	3i Group plc			2,346,584	15,073
	Mondi plc			900,741	14,974
	Barratt Developments plc			2,380,238	14,887
	easyJet plc			532,168	14,725
	Croda International plc			334,436	14,566
	Taylor Wimpey plc			7,880,295	14,015
	Cobham plc			2,628,389	13,712
	Tate & Lyle plc			1,143,542	13,556
	London Stock Exchange Group plc			432,350	13,250
	Inmarsat plc			1,046,533	12,877
	Melrose Industries plc			2,625,220	12,678
	William Hill plc			2,114,885	12,673
	Coca-Cola HBC AG			483,320	12,249
	Informa plc			1,477,141	12,063
	Schroders plc (Voting Shares)			278,381	12,039
	Berkeley Group Holdings plc			309,232	11,999
	John Wood Group plc			892,397	11,833
	Antofagasta plc			873,993	11,648
	Admiral Group plc			482,870	11,403
	Drax Group plc			996,355	11,153
	Investec plc			1,232,789	10,878
	Segro plc			1,836,639	10,870
	Hargreaves Lansdown plc			536,408	10,619
	Intu Properties plc			2,131,596	10,531
	ICAP plc			1,320,878	9,253
	Rentokil Initial plc			4,458,607	8,984
	Daily Mail & General Trust plc			647,537	8,926
	TUI Travel plc			1,229,583	8,894
	Serco Group plc			1,211,919	6,908
*	Sports Direct International plc			511,175	6,778
	Fresnillo plc			411,568	5,935
^	Ashmore Group plc			972,937	5,779
	Polyus Gold International Ltd.			1,627,484	5,087
*	Lonmin plc			1,049,782	5,037
	Polymetal International plc			487,502	4,669
^	Vedanta Resources plc			250,002	4,003
	Schroders plc			119,469	3,936
					7,311,911
Total Common Stocks (Cost $22,210,153)					22,767,463
		Coupon
Temporary Cash Investments (2.8%)[1]
Money Market Fund (2.7%)
3,4	Vanguard Market Liquidity Fund	0.124%		617,331,910	617,332

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5,6	Fannie Mae Discount Notes	0.080%	5/14/14	2,500	2,500
5,6	Fannie Mae Discount Notes	0.060%	6/2/14	2,500	2,500
7	Federal Home Loan Bank Discount Notes	0.060-0.120%	5/23/14	3,300	3,300
7	Federal Home Loan Bank Discount Notes	0.070%	6/4/14	11,000	10,999

					19,299
Total Temporary Cash Investments (Cost $636,631)					636,631

9

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2014

Total Investments (102.6%) (Cost $22,846,784)	23,404,094
Other Assets and Liabilities—Net (-2.6%)[4]	(597,874)
Net Assets (100%)	22,806,220

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $583,421,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.6%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $617,332,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $2,600,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

10

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Australia (21.2%)
Commonwealth Bank of Australia	1,605,502	118,103
BHP Billiton Ltd.	3,201,843	112,759
Westpac Banking Corp.	3,072,965	100,654
Australia & New Zealand Banking Group Ltd.	2,709,771	87,141
National Australia Bank Ltd.	2,291,985	75,470
Wesfarmers Ltd.	1,135,899	45,208
Woolworths Ltd.	1,224,091	42,540
CSL Ltd.	511,039	32,579
Rio Tinto Ltd.	434,764	25,073
Woodside Petroleum Ltd.	616,522	23,435
Telstra Corp. Ltd.	4,374,268	21,268
Westfield Group	1,927,500	19,669
Macquarie Group Ltd.	319,067	17,190
Suncorp Group Ltd.	1,282,365	15,573
Origin Energy Ltd.	1,082,380	15,036
AMP Ltd.	2,919,941	13,742
Brambles Ltd.	1,553,215	13,658
QBE Insurance Group Ltd.	1,196,686	12,915
Santos Ltd.	954,883	12,243
Insurance Australia Group Ltd.	2,288,093	12,229
Amcor Ltd.	1,201,268	11,529
Aurizon Holdings Ltd.	2,042,581	9,862
Transurban Group	1,451,774	9,805
Oil Search Ltd.	1,149,359	9,523
Westfield Retail Trust	3,054,151	9,074
Stockland	2,295,469	8,321
AGL Energy Ltd.	547,633	8,039
Goodman Group	1,715,021	7,966
Fortescue Metals Group Ltd.	1,600,358	7,570
Orica Ltd.	362,333	7,395
* Newcrest Mining Ltd.	707,795	6,903
Sonic Healthcare Ltd.	393,789	6,496
Lend Lease Group	534,877	6,465
ASX Ltd.	190,987	6,320
Dexus Property Group	5,731,093	6,063
Mirvac Group	3,665,927	5,982
GPT Group	1,575,790	5,751
Computershare Ltd.	492,070	5,672
Crown Resorts Ltd.	377,065	5,642
James Hardie Industries plc	437,916	5,622
Ramsay Health Care Ltd.	129,322	5,404
Seek Ltd.	334,259	5,235
^ APA Group	810,431	5,023
Asciano Ltd.	976,574	4,928
Coca-Cola Amatil Ltd.	536,570	4,632
Incitec Pivot Ltd.	1,620,078	4,349
Bendigo and Adelaide Bank Ltd.	400,739	4,295
Sydney Airport	1,040,420	4,088
Boral Ltd.	762,796	4,048
CFS Retail Property Trust Group	2,103,149	3,938
Bank of Queensland Ltd.	342,883	3,920
Tatts Group Ltd.	1,382,671	3,889
Challenger Ltd.	548,601	3,609
Iluka Resources Ltd.	421,010	3,498
* BlueScope Steel Ltd.	559,977	3,386
WorleyParsons Ltd.	214,123	3,358
Federation Centres Ltd.	1,428,658	3,316
Toll Holdings Ltd.	671,622	3,313
Cochlear Ltd.	56,675	3,098
* Alumina Ltd.	2,457,117	3,087
Flight Centre Travel Group Ltd.	55,740	2,796

11

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Caltex Australia Ltd.	134,306	2,788
^	Leighton Holdings Ltd.	148,664	2,644
	ALS Ltd.	373,818	2,614
	Aristocrat Leisure Ltd.	548,031	2,571
	Tabcorp Holdings Ltd.	724,967	2,513
	Ansell Ltd.	148,622	2,503
	REA Group Ltd.	52,449	2,287
	Treasury Wine Estates Ltd.	637,233	2,269
^	Metcash Ltd.	871,439	2,251
	Echo Entertainment Group Ltd.	828,552	2,179
	SP AusNet	1,666,109	2,171
	Downer EDI Ltd.	430,635	2,010
	DuluxGroup Ltd.	369,190	1,972
	Perpetual Ltd.	43,523	1,905
	Australand Property Group	462,459	1,843
	IOOF Holdings Ltd.	230,850	1,825
	CSR Ltd.	506,242	1,724
	Adelaide Brighton Ltd.	441,909	1,611
	TPG Telecom Ltd.	284,488	1,578
^	Harvey Norman Holdings Ltd.	511,736	1,566
	Orora Ltd.	1,204,450	1,562
	Fairfax Media Ltd.	1,685,805	1,540
	Arrium Ltd.	1,349,294	1,504
	Platinum Asset Management Ltd.	224,311	1,378
*	Recall Holdings Ltd.	312,062	1,318
*	Qantas Airways Ltd.	1,086,766	1,236
	Seven West Media Ltd.	660,246	1,147
	Goodman Fielder Ltd.	1,765,064	1,108
	Macquarie Atlas Roads Group	379,006	1,100
	OZ Minerals Ltd.	307,410	1,058
	Envestra Ltd.	944,884	1,025
	Shopping Centres Australasia Property Group	628,156	1,014
*	Sims Metal Management Ltd.	93,020	851
*,^	Whitehaven Coal Ltd.	590,417	805
	Atlas Iron Ltd.	884,109	750
	GWA Group Ltd.	297,943	748
	New Hope Corp. Ltd.	254,227	739
*	Sims Metal Management Ltd. ADR	79,352	716
	Nufarm Ltd.	171,496	663
*	Newcrest Mining Ltd. ADR	51,388	504
*	Ten Network Holdings Ltd.	1,694,786	427
*	Aquila Resources Ltd.	147,567	344
			1,114,056
Hong Kong (9.1%)
	AIA Group Ltd.	12,016,645	58,444
	Hutchison Whampoa Ltd.	2,000,531	27,446
	Cheung Kong Holdings Ltd.	1,318,636	22,519
	Hong Kong Exchanges and Clearing Ltd.	1,147,097	20,629
	Sun Hung Kai Properties Ltd.	1,538,118	19,408
	Sands China Ltd.	2,408,347	17,682
*	Galaxy Entertainment Group Ltd.	2,081,950	16,435
	Jardine Matheson Holdings Ltd.	238,000	14,859
	Hong Kong & China Gas Co. Ltd.	5,619,146	12,966
	Hang Seng Bank Ltd.	761,341	12,430
	CLP Holdings Ltd.	1,534,041	12,264
	Power Assets Holdings Ltd.	1,317,316	11,387
	Link REIT	2,274,243	11,323
	Wharf Holdings Ltd.	1,507,297	10,581
	BOC Hong Kong Holdings Ltd.	3,578,546	10,500
	Want Want China Holdings Ltd.	6,608,000	10,387
	Li & Fung Ltd.	5,735,259	8,348
	Hongkong Land Holdings Ltd.	1,173,000	8,221
	Jardine Strategic Holdings Ltd.	224,000	8,014

12

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Swire Pacific Ltd. Class A	631,125	7,289
	China Mengniu Dairy Co. Ltd.	1,371,000	7,055
	Hang Lung Properties Ltd.	2,222,317	6,628
	Henderson Land Development Co. Ltd.	1,031,328	6,165
	Bank of East Asia Ltd.	1,326,876	5,481
	Tingyi Cayman Islands Holding Corp.	1,898,000	5,284
	MTR Corp. Ltd.	1,379,917	5,215
	New World Development Co. Ltd.	4,983,870	5,156
	SJM Holdings Ltd.	1,819,359	5,061
	Sino Land Co. Ltd.	2,958,300	4,436
	Hang Lung Group Ltd.	812,000	4,410
	Wynn Macau Ltd.	1,040,440	4,118
	Prada SPA	513,400	4,118
	Samsonite International SA	1,272,573	4,043
	Techtronic Industries Co.	1,251,000	3,997
^	AAC Technologies Holdings Inc.	696,500	3,900
	Swire Properties Ltd.	1,170,665	3,526
	Wheelock & Co. Ltd.	815,486	3,366
	Cheung Kong Infrastructure Holdings Ltd.	496,215	3,243
	Esprit Holdings Ltd.	1,851,900	3,083
^	Sun Art Retail Group Ltd.	2,201,000	2,869
	Wing Hang Bank Ltd.	172,885	2,787
	Hysan Development Co. Ltd.	630,603	2,705
	MGM China Holdings Ltd.	756,400	2,643
	ASM Pacific Technology Ltd.	237,028	2,637
	First Pacific Co. Ltd.	2,362,823	2,628
	Yue Yuen Industrial Holdings Ltd.	833,519	2,582
	Melco International Development Ltd.	793,000	2,441
	Shangri-La Asia Ltd.	1,442,096	2,381
	NWS Holdings Ltd.	1,352,411	2,319
	VTech Holdings Ltd.	160,500	2,215
	Kerry Properties Ltd.	645,858	2,127
	New World China Land Ltd.	2,552,000	2,119
	PCCW Ltd.	3,943,143	2,108
	Cathay Pacific Airways Ltd.	1,029,548	1,946
	Hopewell Holdings Ltd.	544,124	1,877
	Television Broadcasts Ltd.	290,900	1,817
*	Semiconductor Manufacturing International Corp.	21,587,000	1,774
	Chow Tai Fook Jewellery Group Ltd.	1,104,200	1,551
	Xinyi Glass Holdings Ltd.	1,902,000	1,503
	Johnson Electric Holdings Ltd.	1,452,500	1,389
*	FIH Mobile Ltd.	2,273,000	1,228
*,^	Macau Legend Development Ltd.	1,601,000	1,225
	Champion REIT	2,313,000	1,090
	L'Occitane International SA	442,750	1,089
	Shougang Fushan Resources Group Ltd.	3,610,000	1,086
	Cafe de Coral Holdings Ltd.	328,000	1,031
	Orient Overseas International Ltd.	200,324	958
	Lifestyle International Holdings Ltd.	471,000	923
	Great Eagle Holdings Ltd.	257,000	921
	Shun Tak Holdings Ltd.	1,838,000	905
*	Brightoil Petroleum Holdings Ltd.	2,914,000	905
	Shui On Land Ltd.	3,404,166	902
	Huabao International Holdings Ltd.	1,880,000	890
	Uni-President China Holdings Ltd.	1,047,000	867
^	SA SA International Holdings Ltd.	983,860	827
*	Kerry Logistics Network Ltd.	544,679	801
	Towngas China Co. Ltd.	675,929	772
*,^	United Co. RUSAL plc	1,634,000	721
	Dah Sing Financial Holdings Ltd.	147,352	657
	Texwinca Holdings Ltd.	608,000	654
	Dah Sing Banking Group Ltd.	370,048	555
	China Travel International Inv HK	2,562,000	516
*,^	China Rongsheng Heavy Industries Group Holdings Ltd.	2,941,500	510

13

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2014

		Market
		Value
	Shares	($000)
* Xinyi Solar Holdings Ltd.	1,846,000	498
Kowloon Development Co. Ltd.	354,000	433
Hopewell Highway Infrastructure Ltd.	856,500	418
Parkson Retail Group Ltd.	1,372,000	402
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,224,000	401
Hutchison Harbour Ring Ltd.	2,492,000	190
* Sun Hung Kai Properties Ltd. Warrants Exp. 04/08/2016	128,426	86
		478,296
Japan (53.3%)
Toyota Motor Corp.	2,642,971	142,795
Mitsubishi UFJ Financial Group Inc.	14,116,124	75,091
SoftBank Corp.	939,270	69,955
Honda Motor Co. Ltd.	1,789,327	59,378
Sumitomo Mitsui Financial Group Inc.	1,340,334	52,984
Mizuho Financial Group Inc.	23,873,141	46,758
Canon Inc.	1,129,117	35,381
FANUC Corp.	196,076	35,379
Takeda Pharmaceutical Co. Ltd.	772,191	34,733
Japan Tobacco Inc.	1,051,859	34,573
Hitachi Ltd.	4,628,258	32,995
Seven & I Holdings Co. Ltd.	778,354	30,711
KDDI Corp.	546,000	29,119
Mitsubishi Estate Co. Ltd.	1,262,982	28,658
East Japan Railway Co.	378,785	27,638
Astellas Pharma Inc.	2,311,270	25,769
Mitsubishi Corp.	1,435,334	25,703
Mitsui Fudosan Co. Ltd.	845,580	25,031
Mitsui & Co. Ltd.	1,726,600	24,487
Shin-Etsu Chemical Co. Ltd.	411,255	24,125
Bridgestone Corp.	665,350	23,823
Central Japan Railway Co.	189,200	23,239
Panasonic Corp.	2,122,490	23,135
Mitsubishi Electric Corp.	1,971,954	22,454
NTT DOCOMO Inc.	1,403,200	22,382
Nippon Steel & Sumitomo Metal Corp.	8,439,309	22,142
Nippon Telegraph & Telephone Corp.	398,144	22,094
Nissan Motor Co. Ltd.	2,531,946	21,847
Denso Corp.	476,386	21,701
Tokio Marine Holdings Inc.	711,690	20,971
Komatsu Ltd.	950,209	20,920
Nomura Holdings Inc.	3,501,494	20,277
Kao Corp.	524,877	19,760
ORIX Corp.	1,292,810	18,733
Keyence Corp.	45,577	17,582
Sony Corp.	994,644	17,462
ITOCHU Corp.	1,547,397	17,346
Mitsubishi Heavy Industries Ltd.	3,195,743	16,825
Sumitomo Realty & Development Co. Ltd.	433,539	16,821
Murata Manufacturing Co. Ltd.	200,019	16,674
Fast Retailing Co. Ltd.	52,920	16,444
Fuji Heavy Industries Ltd.	624,512	16,421
Kubota Corp.	1,256,895	16,200
Toshiba Corp.	4,099,424	16,057
Sumitomo Mitsui Trust Holdings Inc.	3,812,819	15,711
Daikin Industries Ltd.	266,012	15,387
Kyocera Corp.	322,550	15,169
SMC Corp.	61,900	14,736
Sumitomo Corp.	1,121,738	14,561
Inpex Corp.	917,800	13,385
Dai-ichi Life Insurance Co. Ltd.	956,500	13,254
Tokyo Gas Co. Ltd.	2,503,959	13,119
Daiwa Securities Group Inc.	1,743,984	13,077
Hoya Corp.	433,402	12,819
Nidec Corp.	221,628	12,530

14

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	JX Holdings Inc.	2,410,723	12,526
	Kirin Holdings Co. Ltd.	884,116	12,245
	MS&AD Insurance Group Holdings	541,401	12,145
	Secom Co. Ltd.	206,403	11,850
	Mazda Motor Corp.	2,649,959	11,849
	Asahi Group Holdings Ltd.	428,621	11,844
	FUJIFILM Holdings Corp.	456,172	11,784
	Daiichi Sankyo Co. Ltd.	691,991	11,608
	Nintendo Co. Ltd.	106,198	11,147
	Marubeni Corp.	1,659,356	11,089
	Otsuka Holdings Co. Ltd.	384,879	11,088
	Daiwa House Industry Co. Ltd.	645,805	10,911
	Suzuki Motor Corp.	416,468	10,745
	Eisai Co. Ltd.	274,568	10,604
	Sumitomo Electric Industries Ltd.	762,521	10,554
	Fujitsu Ltd.	1,773,981	10,431
	Toray Industries Inc.	1,544,857	10,083
	Tokyo Electron Ltd.	171,613	9,761
	Resona Holdings Inc.	1,877,743	9,601
	NKSJ Holdings Inc.	384,726	9,598
	JFE Holdings Inc.	512,007	9,463
	Ajinomoto Co. Inc.	641,706	9,445
	Dentsu Inc.	224,102	9,191
*	Olympus Corp.	296,436	9,054
	Asahi Kasei Corp.	1,327,836	9,028
	Yamato Holdings Co. Ltd.	400,761	8,247
*	Chubu Electric Power Co. Inc.	706,472	8,047
	Ricoh Co. Ltd.	697,182	8,034
	Sumitomo Metal Mining Co. Ltd.	530,149	8,008
	Tokyu Corp.	1,258,409	7,926
	Oriental Land Co. Ltd.	52,518	7,868
	T&D Holdings Inc.	658,061	7,855
	Shimano Inc.	78,498	7,847
	Toyota Industries Corp.	168,720	7,778
	Daito Trust Construction Co. Ltd.	76,258	7,760
	Omron Corp.	219,110	7,760
	West Japan Railway Co.	189,137	7,670
	Aeon Co. Ltd.	657,195	7,590
	LIXIL Group Corp.	283,632	7,516
	Osaka Gas Co. Ltd.	1,970,548	7,428
	Ono Pharmaceutical Co. Ltd.	93,133	7,387
	Isuzu Motors Ltd.	1,266,996	7,358
	NEC Corp.	2,593,284	7,295
	Terumo Corp.	362,800	7,200
	JGC Corp.	222,221	7,196
	Nitto Denko Corp.	164,366	7,116
	Shiseido Co. Ltd.	392,353	7,010
	Aisin Seiki Co. Ltd.	196,529	6,945
	Hankyu Hanshin Holdings Inc.	1,264,000	6,927
	Sekisui House Ltd.	566,035	6,794
	Makita Corp.	126,127	6,708
	Mitsubishi Motors Corp.	601,921	6,524
*	Kansai Electric Power Co. Inc.	772,114	6,474
	Unicharm Corp.	117,441	6,369
	Bank of Yokohama Ltd.	1,254,462	6,305
	Kintetsu Corp.	1,782,927	6,266
	Shizuoka Bank Ltd.	628,859	6,009
	Toyota Tsusho Corp.	224,648	5,917
	Yakult Honsha Co. Ltd.	108,415	5,860
	Yahoo Japan Corp.	1,330,700	5,813
	Asahi Glass Co. Ltd.	1,024,115	5,806
	Sumitomo Chemical Co. Ltd.	1,532,276	5,749
	Kawasaki Heavy Industries Ltd.	1,536,357	5,702
	IHI Corp.	1,416,720	5,649

15

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Chugai Pharmaceutical Co. Ltd.	221,557	5,592
	Dai Nippon Printing Co. Ltd.	620,513	5,589
	Shionogi & Co. Ltd.	318,073	5,575
*	Tokyo Electric Power Co. Inc.	1,464,984	5,541
	Odakyu Electric Railway Co. Ltd.	626,362	5,499
	Nikon Corp.	350,530	5,496
	Japan Exchange Group Inc.	273,300	5,407
	Mitsubishi Chemical Holdings Corp.	1,349,579	5,401
	Tobu Railway Co. Ltd.	1,077,206	5,269
	NGK Insulators Ltd.	278,541	5,267
	TDK Corp.	122,587	5,227
	NGK Spark Plug Co. Ltd.	219,081	5,016
	NSK Ltd.	472,736	4,970
	Chiba Bank Ltd.	770,129	4,895
	Taisei Corp.	1,055,863	4,895
	Konica Minolta Inc.	522,253	4,866
	NTT Data Corp.	125,700	4,856
	Sysmex Corp.	152,384	4,831
*	Kyushu Electric Power Co. Inc.	465,944	4,701
	Lawson Inc.	65,795	4,570
	Rohm Co. Ltd.	95,533	4,569
	Tohoku Electric Power Co. Inc.	478,042	4,549
	Isetan Mitsukoshi Holdings Ltd.	360,580	4,487
	TOTO Ltd.	314,078	4,443
	Hirose Electric Co. Ltd.	31,241	4,410
	Suntory Beverage & Food Ltd.	126,100	4,404
	Obayashi Corp.	674,575	4,356
	Nippon Yusen KK	1,605,083	4,351
	MEIJI Holdings Co. Ltd.	70,715	4,340
	Sekisui Chemical Co. Ltd.	425,445	4,312
	Yamaha Motor Co. Ltd.	278,547	4,300
	Nippon Express Co. Ltd.	905,925	4,283
	Keio Corp.	603,808	4,274
	Taiheiyo Cement Corp.	1,197,000	4,199
	Namco Bandai Holdings Inc.	194,254	4,197
	Toppan Printing Co. Ltd.	605,872	4,161
	Keikyu Corp.	494,531	4,105
^	Chugoku Electric Power Co. Inc.	309,413	4,054
	Sega Sammy Holdings Inc.	198,391	3,999
	Oji Holdings Corp.	949,521	3,989
	Electric Power Development Co. Ltd.	147,179	3,903
	Kuraray Co. Ltd.	345,513	3,885
	Kikkoman Corp.	190,642	3,874
	Kobe Steel Ltd.	2,936,957	3,855
	Seiko Epson Corp.	139,200	3,799
	Nissin Foods Holdings Co. Ltd.	78,947	3,779
	Mitsui OSK Lines Ltd.	1,122,811	3,746
*,^	Sharp Corp.	1,490,829	3,737
	Shimizu Corp.	650,504	3,687
	Asics Corp.	185,132	3,603
	Mitsubishi Materials Corp.	1,238,508	3,592
	Kansai Paint Co. Ltd.	255,442	3,571
	Hulic Co. Ltd.	294,700	3,555
	Nippon Paint Co. Ltd.	229,000	3,543
	Hino Motors Ltd.	268,809	3,541
	Santen Pharmaceutical Co. Ltd.	79,220	3,531
	Brother Industries Ltd.	252,059	3,526
	Nitori Holdings Co. Ltd.	76,682	3,517
	Fukuoka Financial Group Inc.	859,041	3,508
	JSR Corp.	213,943	3,506
	Daihatsu Motor Co. Ltd.	209,957	3,478
	Shinsei Bank Ltd.	1,779,373	3,469
	Aozora Bank Ltd.	1,160,676	3,453
	Taisho Pharmaceutical Holdings Co. Ltd.	46,623	3,436

16

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Joyo Bank Ltd.	702,338	3,418
^	Hisamitsu Pharmaceutical Co. Inc.	81,440	3,408
	Yokogawa Electric Corp.	248,096	3,392
	Stanley Electric Co. Ltd.	152,841	3,388
	Tokyu Fudosan Holdings Corp.	465,355	3,383
	Credit Saison Co. Ltd.	158,775	3,382
	Trend Micro Inc.	103,958	3,363
	JTEKT Corp.	226,766	3,309
	Suruga Bank Ltd.	192,396	3,300
	Rinnai Corp.	39,207	3,267
	Nippon Meat Packers Inc.	188,466	3,266
	Tokyo Tatemono Co. Ltd.	409,000	3,262
	Kajima Corp.	852,362	3,245
	Yamada Denki Co. Ltd.	866,940	3,203
	J Front Retailing Co. Ltd.	501,380	3,187
	Toyo Suisan Kaisha Ltd.	97,996	3,139
	Hamamatsu Photonics KK	69,622	3,137
	USS Co. Ltd.	213,560	3,113
	Japan Airlines Co. Ltd.	59,946	3,103
	Kyowa Hakko Kirin Co. Ltd.	271,386	3,090
	Mitsubishi Tanabe Pharma Corp.	225,036	3,086
	Alfresa Holdings Corp.	48,258	3,004
	Don Quijote Holdings Co. Ltd.	56,600	2,985
	Benesse Holdings Inc.	78,347	2,981
	Bank of Kyoto Ltd.	363,363	2,961
	Nomura Research Institute Ltd.	99,184	2,876
	Minebea Co. Ltd.	351,000	2,844
	Yaskawa Electric Corp.	249,955	2,818
	Nisshin Seifun Group Inc.	241,440	2,809
	Casio Computer Co. Ltd.	245,472	2,801
	Nagoya Railroad Co. Ltd.	876,000	2,779
	Sony Financial Holdings Inc.	173,224	2,778
	Iyo Bank Ltd.	308,498	2,774
^	AEON Financial Service Co. Ltd.	109,870	2,767
	Suzuken Co. Ltd.	75,948	2,738
	Koito Manufacturing Co. Ltd.	124,455	2,707
	Fuji Electric Co. Ltd.	594,783	2,699
	Hachijuni Bank Ltd.	491,828	2,689
^	Ebara Corp.	452,000	2,689
	Ryohin Keikaku Co. Ltd.	23,900	2,686
	TonenGeneral Sekiyu KK	283,713	2,680
	Amada Co. Ltd.	367,393	2,657
	Takashimaya Co. Ltd.	279,494	2,648
	Daicel Corp.	314,473	2,634
	Hokuhoku Financial Group Inc.	1,354,000	2,613
	FamilyMart Co. Ltd.	62,865	2,610
	Hitachi Metals Ltd.	190,407	2,586
^	ANA Holdings Inc.	1,177,143	2,571
	Nabtesco Corp.	118,965	2,568
	Toyo Seikan Group Holdings Ltd.	172,073	2,559
	THK Co. Ltd.	120,232	2,541
	Miraca Holdings Inc.	58,585	2,540
	Shimadzu Corp.	296,596	2,534
	Shimamura Co. Ltd.	27,153	2,530
	Toho Gas Co. Ltd.	514,518	2,525
	Keisei Electric Railway Co. Ltd.	287,404	2,501
	Yokohama Rubber Co. Ltd.	280,000	2,501
	Sumitomo Rubber Industries Ltd.	179,790	2,499
	Seven Bank Ltd.	657,140	2,491
	Mitsubishi UFJ Lease & Finance Co. Ltd.	504,760	2,490
	Gunma Bank Ltd.	467,081	2,483
	Kurita Water Industries Ltd.	117,478	2,474
	M3 Inc.	178,200	2,445
	Air Water Inc.	173,281	2,431

17

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Mitsubishi Gas Chemical Co. Inc.	420,921	2,430
	Chugoku Bank Ltd.	182,809	2,423
	Sumitomo Heavy Industries Ltd.	569,153	2,422
	Dainippon Sumitomo Pharma Co. Ltd.	159,138	2,413
	SBI Holdings Inc.	210,949	2,412
	MediPal Holdings Corp.	170,784	2,402
	Iida Group Holdings Co. Ltd.	160,900	2,401
	Hiroshima Bank Ltd.	582,000	2,394
	Teijin Ltd.	972,175	2,390
	Citizen Holdings Co. Ltd.	324,348	2,382
	Yamaha Corp.	176,539	2,365
	Marui Group Co. Ltd.	266,042	2,363
	Aeon Mall Co. Ltd.	98,655	2,352
	Chiyoda Corp.	175,123	2,348
	Keihan Electric Railway Co. Ltd.	568,000	2,342
	Hokuriku Electric Power Co.	188,134	2,336
	Nissan Chemical Industries Ltd.	156,600	2,334
	Taiyo Nippon Sanso Corp.	292,728	2,333
	Tosoh Corp.	603,000	2,301
	Toho Co. Ltd.	118,533	2,282
	Yamaguchi Financial Group Inc.	246,864	2,277
	Nomura Real Estate Holdings Inc.	120,278	2,247
^	Mitsui Chemicals Inc.	919,190	2,240
	Idemitsu Kosan Co. Ltd.	101,092	2,236
	Konami Corp.	97,649	2,227
	Sawai Pharmaceutical Co. Ltd.	35,800	2,216
	Kamigumi Co. Ltd.	232,148	2,213
	GS Yuasa Corp.	389,999	2,207
*	Seibu Holdings Inc.	120,572	2,205
	MISUMI Group Inc.	88,000	2,141
	Mitsubishi Logistics Corp.	148,831	2,135
	Sankyo Co. Ltd.	53,117	2,124
	Nippon Kayaku Co. Ltd.	178,000	2,118
	DIC Corp.	793,000	2,104
	Ibiden Co. Ltd.	115,583	2,086
	COMSYS Holdings Corp.	125,900	2,064
	Obic Co. Ltd.	67,900	2,037
	Otsuka Corp.	17,142	2,029
	Sugi Holdings Co. Ltd.	44,800	2,015
	Nippon Electric Glass Co. Ltd.	409,752	2,004
	Kobayashi Pharmaceutical Co. Ltd.	33,000	2,004
	Dowa Holdings Co. Ltd.	239,000	2,004
	Hoshizaki Electric Co. Ltd.	49,500	2,003
	Showa Denko KK	1,500,499	1,999
	Sojitz Corp.	1,258,918	1,985
	Kaneka Corp.	337,995	1,982
^	Sanrio Co. Ltd.	62,050	1,967
	Showa Shell Sekiyu KK	193,522	1,963
	Alps Electric Co. Ltd.	172,700	1,953
	Hakuhodo DY Holdings Inc.	250,750	1,945
^	Hitachi Construction Machinery Co. Ltd.	104,632	1,942
^	Nippon Paper Industries Co. Ltd.	105,348	1,925
	Kakaku.com Inc.	133,700	1,907
	Nippon Shokubai Co. Ltd.	163,000	1,881
^	Advantest Corp.	170,587	1,881
	Zeon Corp.	202,000	1,878
	NOK Corp.	114,356	1,870
	Mabuchi Motor Co. Ltd.	27,201	1,863
^	Dena Co. Ltd.	109,551	1,851
	Park24 Co. Ltd.	100,100	1,830
	Kawasaki Kisen Kaisha Ltd.	907,000	1,821
*	Shikoku Electric Power Co. Inc.	155,544	1,821
	Ube Industries Ltd.	1,064,936	1,804
	Calbee Inc.	73,400	1,800

18

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	NTN Corp.	523,000	1,790
	Yamazaki Baking Co. Ltd.	146,435	1,789
	Rohto Pharmaceutical Co. Ltd.	101,000	1,782
	Tsuruha Holdings Inc.	17,600	1,771
	Haseko Corp.	278,500	1,764
	Coca-Cola East Japan Co. Ltd.	77,100	1,738
	Daido Steel Co. Ltd.	353,087	1,726
	Maruichi Steel Tube Ltd.	67,014	1,700
	77 Bank Ltd.	371,000	1,675
	NHK Spring Co. Ltd.	184,696	1,672
	Ushio Inc.	127,884	1,670
	Azbil Corp.	73,300	1,663
	Nishi-Nippon City Bank Ltd.	724,839	1,649
	Tokai Tokyo Financial Holdings Inc.	243,000	1,633
	Kewpie Corp.	113,300	1,630
	Pigeon Corp.	36,300	1,625
	Tsumura & Co.	68,372	1,625
	Sapporo Holdings Ltd.	383,000	1,624
	Anritsu Corp.	142,700	1,598
	Sotetsu Holdings Inc.	446,000	1,594
	Sumitomo Osaka Cement Co. Ltd.	398,000	1,583
	Oracle Corp. Japan	33,768	1,556
	Seino Holdings Co. Ltd.	157,000	1,552
	Glory Ltd.	59,700	1,545
	Furukawa Electric Co. Ltd.	684,600	1,541
	Hitachi Chemical Co. Ltd.	104,366	1,535
	Denki Kagaku Kogyo KK	462,927	1,535
	Japan Steel Works Ltd.	361,865	1,529
	Nagase & Co. Ltd.	122,900	1,506
	Hitachi High-Technologies Corp.	65,380	1,496
	Disco Corp.	24,400	1,483
	Nishi-Nippon Railroad Co. Ltd.	385,000	1,481
	Mitsui Engineering & Shipbuilding Co. Ltd.	763,000	1,480
	Sohgo Security Services Co. Ltd.	68,800	1,459
	Takara Holdings Inc.	190,000	1,455
	Toyobo Co. Ltd.	900,000	1,453
	Lion Corp.	263,000	1,441
	Sundrug Co. Ltd.	34,700	1,420
	Nichirei Corp.	289,000	1,403
^	Taiyo Yuden Co. Ltd.	112,700	1,393
	Fujikura Ltd.	323,000	1,391
	Mitsui Mining & Smelting Co. Ltd.	557,000	1,381
	Toyoda Gosei Co. Ltd.	74,903	1,380
	OKUMA Corp.	161,000	1,378
	Shiga Bank Ltd.	252,000	1,378
	UNY Group Holdings Co. Ltd.	212,900	1,374
	DMG Mori Seiki Co. Ltd.	109,800	1,370
	Ezaki Glico Co. Ltd.	104,000	1,370
	Sumitomo Forestry Co. Ltd.	134,200	1,365
*,^	Acom Co. Ltd.	396,700	1,352
	Okasan Securities Group Inc.	193,000	1,347
	Aoyama Trading Co. Ltd.	53,800	1,335
	Century Tokyo Leasing Corp.	45,900	1,328
	Nisshinbo Holdings Inc.	152,000	1,302
	Kaken Pharmaceutical Co. Ltd.	75,000	1,292
^	Kagome Co. Ltd.	75,500	1,278
	House Foods Group Inc.	76,500	1,273
	Yamato Kogyo Co. Ltd.	43,217	1,246
	Wacoal Holdings Corp.	126,000	1,243
	Daishi Bank Ltd.	344,000	1,242
	Juroku Bank Ltd.	349,000	1,219
	Cosmo Oil Co. Ltd.	650,046	1,216
^	Ito En Ltd.	56,400	1,206
	Japan Airport Terminal Co. Ltd.	52,100	1,202

19

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Izumi Co. Ltd.	41,000	1,200
	Awa Bank Ltd.	224,000	1,199
	K's Holdings Corp.	41,100	1,193
	Hikari Tsushin Inc.	14,100	1,189
	SCSK Corp.	44,500	1,177
	Nissan Shatai Co. Ltd.	76,700	1,168
	Matsumotokiyoshi Holdings Co. Ltd.	39,500	1,166
*	Nippon Sheet Glass Co. Ltd.	906,000	1,162
	Hitachi Capital Corp.	46,300	1,141
*	Hokkaido Electric Power Co. Inc.	185,793	1,137
^	Square Enix Holdings Co. Ltd.	70,415	1,133
	Temp Holdings Co. Ltd.	44,500	1,132
	North Pacific Bank Ltd.	278,300	1,127
	Shimachu Co. Ltd.	51,200	1,125
	Autobacs Seven Co. Ltd.	72,700	1,125
	Japan Petroleum Exploration Co.	30,179	1,123
	SKY Perfect JSAT Holdings Inc.	208,000	1,118
	Keiyo Bank Ltd.	253,000	1,114
	KYORIN Holdings Inc.	57,700	1,112
	Mochida Pharmaceutical Co. Ltd.	15,700	1,106
	Jafco Co. Ltd.	28,800	1,103
	Coca-Cola West Co. Ltd.	63,024	1,097
	Itochu Techno-Solutions Corp.	25,466	1,064
	Musashino Bank Ltd.	33,000	1,057
	Nexon Co. Ltd.	135,600	1,056
	Higo Bank Ltd.	205,000	1,054
	Senshu Ikeda Holdings Inc.	229,200	1,052
	San-In Godo Bank Ltd.	159,000	1,049
	Kagoshima Bank Ltd.	168,000	1,049
	Kose Corp.	31,200	1,037
	Start Today Co. Ltd.	49,200	1,031
^	Fukuyama Transporting Co. Ltd.	175,000	1,024
	ABC-Mart Inc.	22,787	1,023
	Hokkoku Bank Ltd.	304,000	1,018
	Rengo Co. Ltd.	227,000	1,014
	Resorttrust Inc.	63,700	999
	Nanto Bank Ltd.	266,000	998
	Kinden Corp.	108,431	998
	Matsui Securities Co. Ltd.	107,500	990
	Lintec Corp.	52,900	984
	Maeda Road Construction Co. Ltd.	63,000	977
	Hyakugo Bank Ltd.	249,000	965
*,^	Aiful Corp.	280,100	957
^	Shochiku Co. Ltd.	114,000	943
	H2O Retailing Corp.	125,000	943
	Cosmos Pharmaceutical Corp.	8,800	941
	NTT Urban Development Corp.	106,200	934
	Dainippon Screen Manufacturing Co. Ltd.	213,000	929
^	Gree Inc.	94,379	923
	Kissei Pharmaceutical Co. Ltd.	39,400	923
	Hyakujushi Bank Ltd.	274,000	918
	TS Tech Co. Ltd.	33,800	901
^	Nipro Corp.	104,100	901
	Onward Holdings Co. Ltd.	133,000	895
	Capcom Co. Ltd.	51,300	894
	Tokai Rika Co. Ltd.	51,100	888
	Nisshin Steel Holdings Co. Ltd.	85,300	876
	Toshiba TEC Corp.	130,000	847
	Canon Marketing Japan Inc.	51,700	833
	Toda Corp.	237,000	831
	Komeri Co. Ltd.	29,800	807
	Sumco Corp.	104,601	803
	Fuji Media Holdings Inc.	47,600	802
	Nippon Television Holdings Inc.	53,100	792

20

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Exedy Corp.	29,500	789
	KYB Co. Ltd.	193,000	786
	Takata Corp.	33,300	785
	FP Corp.	25,000	778
	Nippo Corp.	50,000	764
	Calsonic Kansei Corp.	152,000	749
	Pola Orbis Holdings Inc.	19,000	744
	Asatsu-DK Inc.	31,800	719
	Hitachi Transport System Ltd.	42,600	654
	Heiwa Corp.	39,000	649
^	Toyota Boshoku Corp.	60,509	626
*,^	Orient Corp.	282,800	596
	Kandenko Co. Ltd.	102,000	547
	PanaHome Corp.	73,000	485
	Sumitomo Real Estate Sales Co. Ltd.	15,300	459
	Shinko Electric Industries Co. Ltd.	64,800	427
^	Tokyo Broadcasting System Holdings Inc.	37,200	404
	Toppan Forms Co. Ltd.	43,300	398
	NS Solutions Corp.	14,700	368
	TV Asahi Corp.	20,800	362
	Tokai Rubber Industries Ltd.	33,700	349
	Mitsubishi Shokuhin Co. Ltd.	13,500	302
*,^	Aplus Financial Co. Ltd.	91,000	120
			2,796,142
New Zealand (0.6%)
	Fletcher Building Ltd.	683,800	5,815
	Telecom Corp. of New Zealand Ltd.	1,817,469	4,342
	Ryman Healthcare Ltd.	408,159	3,049
*	Auckland International Airport Ltd.	886,104	3,035
	Sky Network Television Ltd.	386,210	2,229
	SKYCITY Entertainment Group Ltd.	577,433	2,108
*	Xero Ltd.	76,183	2,096
	Fisher & Paykel Healthcare Corp. Ltd.	540,357	1,905
	Contact Energy Ltd.	368,650	1,811
	Kiwi Income Property Trust	1,002,077	994
	Air New Zealand Ltd.	503,055	912
	Vector Ltd.	244,450	540
	Warehouse Group Ltd.	121,769	356
			29,192
Singapore (3.9%)
	DBS Group Holdings Ltd.	1,732,779	23,474
	Singapore Telecommunications Ltd.	7,282,109	22,306
^	Oversea-Chinese Banking Corp. Ltd.	2,702,594	20,843
	United Overseas Bank Ltd.	1,180,267	20,543
	Keppel Corp. Ltd.	1,419,358	11,943
	Global Logistic Properties Ltd.	2,982,773	6,798
	CapitaLand Ltd.	2,541,558	6,505
	Genting Singapore plc	6,095,597	6,459
	Wilmar International Ltd.	2,109,303	5,733
^	Singapore Press Holdings Ltd.	1,584,417	5,298
	City Developments Ltd.	588,713	5,101
	Singapore Technologies Engineering Ltd.	1,552,055	4,741
	Singapore Exchange Ltd.	824,260	4,558
	Singapore Airlines Ltd.	506,226	4,197
	CapitaMall Trust	2,581,112	4,114
	Noble Group Ltd.	3,846,304	3,960
	Sembcorp Industries Ltd.	892,820	3,833
	Jardine Cycle & Carriage Ltd.	99,621	3,735
	Ascendas REIT	1,972,894	3,611
	Hutchison Port Holdings Trust	5,028,639	3,422
	ComfortDelGro Corp. Ltd.	1,997,980	3,388
	Suntec REIT	2,389,000	3,275
	Golden Agri-Resources Ltd.	6,391,163	3,118
^	Sembcorp Marine Ltd.	834,666	2,715

21

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
^	Olam International Ltd.	1,416,181	2,527
	CapitaCommercial Trust	1,946,000	2,490
	CapitaMalls Asia Ltd.	1,364,335	2,404
	UOL Group Ltd.	455,717	2,340
	Keppel Land Ltd.	710,575	1,966
	StarHub Ltd.	585,567	1,942
	Yangzijiang Shipbuilding Holdings Ltd.	2,050,210	1,803
	Singapore Post Ltd.	1,391,000	1,572
	Venture Corp. Ltd.	245,000	1,501
	SIA Engineering Co. Ltd.	223,000	853
	M1 Ltd.	285,000	766
*,^	Neptune Orient Lines Ltd.	885,000	718
^	SMRT Corp. Ltd.	668,000	650
^	Wing Tai Holdings Ltd.	381,000	609
^	Yanlord Land Group Ltd.	648,000	598
^	Cosco Corp. Singapore Ltd.	961,001	553
	Indofood Agri Resources Ltd.	402,000	342
			207,304
South Korea (11.4%)
	Samsung Electronics Co. Ltd.	107,052	139,592
	Hyundai Motor Co.	153,013	34,117
	POSCO	73,939	21,844
*	SK Hynix Inc.	518,180	20,206
	Shinhan Financial Group Co. Ltd.	454,110	19,821
	NAVER Corp.	27,132	19,538
	Hyundai Mobis	66,941	19,124
	Kia Motors Corp.	257,463	14,285
	KB Financial Group Inc.	384,620	13,157
	LG Chem Ltd.	43,697	11,154
	Hana Financial Group Inc.	291,660	10,292
	Korea Electric Power Corp.	254,890	9,746
	KT&G Corp.	120,701	9,673
	Samsung Life Insurance Co. Ltd.	99,552	9,265
	Samsung Fire & Marine Insurance Co. Ltd.	38,888	9,237
	Hyundai Heavy Industries Co. Ltd.	44,036	8,279
	SK Telecom Co. Ltd.	39,816	8,244
	Samsung C&T Corp.	124,182	7,810
	LG Electronics Inc.	107,524	7,162
	SK Innovation Co. Ltd.	61,126	7,003
*	LG Display Co. Ltd.	224,410	5,977
	Samsung SDI Co. Ltd.	36,283	5,328
	LG Corp.	89,328	4,981
	Samsung Heavy Industries Co. Ltd.	176,970	4,848
	E-Mart Co. Ltd.	20,814	4,760
	SK Holdings Co. Ltd.	25,694	4,558
	Coway Co. Ltd.	55,181	4,362
	Hyundai Steel Co.	65,900	4,318
	Hankook Tire Co. Ltd.	73,991	4,293
	LG Household & Health Care Ltd.	9,330	4,272
	Amorepacific Corp.	3,140	4,060
	KT Corp.	127,030	4,049
	Woori Finance Holdings Co. Ltd.	353,050	3,981
	Hyundai Engineering & Construction Co. Ltd.	71,577	3,875
	Hyundai Glovis Co. Ltd.	15,680	3,699
	Samsung Electro-Mechanics Co. Ltd.	55,770	3,584
	Lotte Shopping Co. Ltd.	11,287	3,500
	Korea Zinc Co. Ltd.	10,521	3,467
	Kangwon Land Inc.	112,880	3,265
^	OCI Co. Ltd.	18,045	3,171
	SK C&C Co. Ltd.	22,101	3,034
^	Celltrion Inc.	64,538	3,010
	Cheil Industries Inc.	46,983	3,000
	BS Financial Group Inc.	194,260	2,974
^	NCSoft Corp.	14,473	2,880

22

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Orion Corp.	3,667	2,802
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	93,850	2,724
	Dongbu Insurance Co. Ltd.	48,573	2,685
	KCC Corp.	5,232	2,609
	Hyundai Wia Corp.	15,510	2,557
	Industrial Bank of Korea	197,180	2,429
	S-Oil Corp.	41,470	2,427
	GS Holdings	50,871	2,374
	Samsung Securities Co. Ltd.	60,664	2,318
	Lotte Chemical Corp.	14,414	2,282
	Samsung Engineering Co. Ltd.	29,930	2,247
	Samsung Techwin Co. Ltd.	39,670	2,227
	CJ CheilJedang Corp.	7,412	2,225
	Daelim Industrial Co. Ltd.	27,023	2,205
*	Cheil Worldwide Inc.	86,740	2,111
	LG Uplus Corp.	211,810	2,086
	Hyundai Greenfood Co. Ltd.	15,610	2,013
	DGB Financial Group Inc.	121,440	1,842
	Hyundai Marine & Fire Insurance Co. Ltd.	61,600	1,807
	Hyundai Development Co-Engineering & Construction	61,800	1,772
	Hyosung Corp.	24,675	1,763
	CJ Corp.	14,451	1,750
*	Daewoo Engineering & Construction Co. Ltd.	202,990	1,684
	Korea Gas Corp.	27,385	1,640
	Doosan Heavy Industries & Construction Co. Ltd.	48,220	1,630
	Daewoo International Corp.	46,160	1,619
	S-1 Corp.	21,223	1,614
*	Doosan Infracore Co. Ltd.	131,410	1,589
	AMOREPACIFIC Group	3,046	1,576
	Mando Corp.	12,920	1,554
	Hanwha Corp.	53,110	1,548
	Daewoo Securities Co. Ltd.	185,880	1,527
	Kumho Petro chemical Co. Ltd.	17,907	1,518
	Shinsegae Co. Ltd.	6,983	1,516
	Korea Investment Holdings Co. Ltd.	40,660	1,493
	Hanwha Life Insurance Co. Ltd.	220,030	1,434
^	Hyundai Mipo Dockyard	10,336	1,411
	Lotte Confectionery Co. Ltd.	822	1,408
	Yuhan Corp.	7,921	1,393
	SK Networks Co. Ltd.	151,120	1,393
^	Halla Visteon Climate Control Corp.	32,570	1,363
	LS Corp.	17,063	1,338
	Samsung Card Co. Ltd.	34,270	1,245
^	Hanwha Chemical Corp.	69,870	1,238
^	GS Engineering & Construction Corp.	32,693	1,154
	Doosan Corp.	8,909	1,148
*,^	CJ Korea Express Co. Ltd.	10,830	1,145
	LG Hausys Ltd.	5,927	1,046
*,^	NHN Entertainment Corp.	12,529	1,025
	Daum Communications Corp.	13,827	1,004
	Mirae Asset Securities Co. Ltd.	24,370	1,001
	NongShim Co. Ltd.	3,301	983
*	Korean Air Lines Co. Ltd.	29,170	938
	Woori Investment & Securities Co. Ltd.	109,720	929
	Lotte Chilsung Beverage Co. Ltd.	597	904
^	Samsung Fine Chemicals Co. Ltd.	18,299	731
	Hyundai Securities Co. Ltd.	107,270	723
*,^	Hyundai Merchant Marine Co. Ltd.	68,449	688
^	Hite Jinro Co. Ltd.	27,040	656
	SKC Co. Ltd.	18,950	628
	KEPCO Engineering & Construction Co. Inc.	9,660	576
*	Hanjin Shipping Co. Ltd.	77,000	451
^	Hyundai Hysco Co. Ltd.	7,988	425
^	Dongkuk Steel Mill Co. Ltd.	34,380	331

23

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2014

					Market
					Value
				Shares	($000)
	Hyundai Securities Co. Ltd. Preference Shares			45,272	299
*	GS Engineering & Construction Corp Rights Exp. 06/03/2014			10,554	89
					597,655
Total Common Stocks (Cost $6,012,110)					5,222,645
		Coupon
Temporary Cash Investments (1.7%)[1]
Money Market Fund (1.6%)
2,3	Vanguard Market Liquidity Fund	0.124%		85,495,859	85,496
				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4	Fannie Mae Discount Notes	0.085%	7/14/14	1,000	1,000
5,6	Federal Home Loan Bank Discount Notes	0.090%	7/16/14	1,600	1,600
					2,600
Total Temporary Cash Investments (Cost $88,095)					88,096
Total Investments (101.2%) (Cost $6,100,205)					5,310,741
Other Assets and Liabilities—Net (-1.2%)[3]					(64,783)
Net Assets (100%)					5,245,958

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $80,712,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $85,286,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $1,000,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

24

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Brazil (13.6%)
Itau Unibanco Holding SA ADR	22,992,877	376,163
AMBEV SA	50,496,390	369,141
Itau Unibanco Holding SA Preference Shares	21,758,980	359,112
Petroleo Brasileiro SA Preference Shares	44,782,486	332,793
Petroleo Brasileiro SA	45,842,497	321,345
Banco Bradesco SA ADR	19,257,224	286,355
BRF SA	12,263,164	277,740
Banco Bradesco SA Preference Shares	18,287,386	272,209
^ Petroleo Brasileiro SA ADR	16,073,281	237,885
AMBEV SA ADR	32,708,747	237,138
Cielo SA	12,845,060	227,550
Itausa - Investimentos Itau SA Preference Shares	50,913,162	223,769
Vale SA Class B Pfd. ADR	18,274,700	216,921
Vale SA Preference Shares	17,859,186	211,611
Ultrapar Participacoes SA	6,834,095	171,576
BM&FBovespa SA	33,384,449	170,684
Banco do Brasil SA	15,267,385	160,291
Vale SA	12,005,512	158,297
Vale SA Class B ADR	11,779,689	155,728
Petroleo Brasileiro SA ADR Series A	10,286,103	142,771
Banco Bradesco SA	8,982,271	137,972
BB Seguridade Participacoes SA	10,655,478	124,869
CCR SA	15,360,076	120,208
Kroton Educacional SA	4,307,279	92,260
Telefonica Brasil SA Preference Shares	3,711,232	77,961
Itau Unibanco Holding SA	4,894,449	75,401
BRF SA ADR	3,295,730	74,484
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	1,444,016	68,323
BR Malls Participacoes SA	7,717,099	66,416
Lojas Renner SA	2,206,672	64,921
Cia Energetica de Minas Gerais Preference Shares	8,444,689	64,346
Grupo BTG Pactual	4,680,164	63,871
WEG SA	5,156,450	62,231
Souza Cruz SA	6,791,879	61,987
Embraer SA	6,851,882	59,246
Banco Santander Brasil SA ADR	8,755,748	58,226
Lojas Americanas SA Preference Shares	7,597,174	57,547
Banco Santander Brasil SA	8,478,992	56,660
Natura Cosmeticos SA	3,225,139	55,239
Tractebel Energia SA	3,711,301	55,193
Gerdau SA Preference Shares	9,135,462	54,778
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,115,970	53,076
CETIP SA - Mercados Organizados	3,975,244	50,650
Hypermarcas SA	6,686,890	49,273
Embraer SA ADR	1,421,932	48,914
Anhanguera Educacional Participacoes SA	7,781,100	48,158
* Klabin SA	9,029,530	47,380
Tim Participacoes SA	8,695,542	47,187
* JBS SA	13,379,506	46,203
Totvs SA	2,460,329	40,175
Cia Energetica de Sao Paulo Preference Shares	3,360,386	39,832
Raia Drogasil SA	4,631,025	39,462
Gerdau SA ADR	6,542,681	39,322
* Fibria Celulose SA	3,941,840	39,246
Metalurgica Gerdau SA Preference Shares Class A	5,232,391	37,921
CPFL Energia SA	4,441,502	37,667
Localiza Rent a Car SA	2,520,523	37,643
Bradespar SA Preference Shares	4,284,463	37,085
Cosan SA Industria e Comercio	2,126,501	36,469
Cia Energetica de Minas Gerais ADR	4,732,892	35,686
M Dias Branco SA	802,617	34,693

25

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	ALL - America Latina Logistica SA	8,694,466	34,431
	Telefonica Brasil SA ADR	1,610,679	34,146
	Tim Participacoes SA ADR	1,247,788	33,578
	Oi SA Preference Shares	33,292,424	31,952
^	Cia Siderurgica Nacional SA ADR	8,198,043	31,726
	Multiplan Empreendimentos Imobiliarios SA	1,426,839	31,535
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,184,798	31,438
	Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,279,955	31,094
*	Usinas Siderurgicas de Minas Gerais SA Preference Shares	7,488,078	29,284
	BR Properties SA	3,351,320	26,768
	Porto Seguro SA	1,836,248	26,764
	Cia de Saneamento Basico do Estado de Sao Paulo	2,755,186	26,097
	Cia Hering	2,357,733	24,912
	Duratex SA	5,305,815	22,963
	EcoRodovias Infraestrutura e Logistica SA	3,591,099	21,468
^	Cia Paranaense de Energia ADR	1,479,168	21,226
	Sul America SA	2,849,555	20,895
	EDP - Energias do Brasil SA	4,479,921	19,469
	Cia Siderurgica Nacional SA	5,027,948	19,302
	Centrais Eletricas Brasileiras SA	5,397,752	18,834
	MRV Engenharia e Participacoes SA	5,729,966	18,143
	Suzano Papel e Celulose SA Preference Shares Class A	5,180,400	16,890
	Lojas Americanas SA	2,586,353	16,529
	Centrais Eletricas Brasileiras SA Preference Shares	2,821,151	15,955
	Transmissora Alianca de Energia Eletrica SA	1,560,986	13,966
	AES Tiete SA Preference Shares	1,777,496	13,959
	Cia Energetica de Minas Gerais	1,594,634	12,251
	Gerdau SA	2,461,576	11,934
	Multiplus SA	906,035	11,593
	Braskem SA Preference Shares	1,397,378	9,538
	Braskem SA ADR	697,646	9,488
	Light SA	1,103,553	8,810
	Oi SA	8,602,591	8,681
*	Usinas Siderurgicas de Minas Gerais SA	2,213,944	7,953
	CPFL Energia SA ADR	472,392	7,917
	Guararapes Confeccoes SA	162,220	7,566
^	Centrais Eletricas Brasileiras SA ADR Preference Shares	1,300,935	7,233
	AES Tiete SA	955,205	6,255
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	562,828	6,222
	Arteris SA	719,691	5,945
	Cia de Gas de Sao Paulo Preference Shares Class A	269,021	5,918
^	Oi SA ADR Preference Shares	5,675,768	5,271
	Cia Paranaense de Energia	382,500	3,774
^,*	Fibria Celulose SA ADR	269,506	2,676
	Centrais Eletricas Brasileiras SA ADR	595,104	2,065
	Cia Paranaense de Energia Preference Shares	142,644	2,044
^	Oi SA ADR	625,137	619
	Klabin SA Preference Shares	252,000	260
*	Klabin SA Rights Exp 5/23/14	275,267	12
			8,084,609
Chile (1.7%)
	Empresas COPEC SA	6,693,089	87,559
	Latam Airlines Group	4,841,160	73,968
	SACI Falabella	8,504,694	72,560
	Cencosud SA	20,619,797	68,530
	Enersis SA ADR	3,851,355	62,007
	Banco de Chile	414,718,411	53,639
	Enersis SA	163,962,717	53,081
	Empresa Nacional de Electricidad SA ADR	1,107,092	48,790
	Empresas CMPC SA	18,830,564	42,320
	Banco de Credito e Inversiones	758,158	42,107
	Empresa Nacional de Electricidad SA	26,717,495	39,524
	Banco Santander Chile ADR	1,473,679	35,766
	Corpbanca SA	3,035,897,104	35,639

26

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Aguas Andinas SA Class A	55,767,129	34,523
	Cia Cervecerias Unidas SA	2,856,768	33,657
	Banco Santander Chile	544,089,640	32,901
	Colbun SA	124,944,125	30,998
	Sociedad Quimica y Minera de Chile SA ADR	965,745	30,807
	Sociedad Matriz Banco de Chile Class B	88,578,667	27,215
	ENTEL Chile SA	2,121,979	26,051
	AES Gener SA	47,263,549	25,888
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	663,282	21,205
	CAP SA	1,395,809	20,890
	Embotelladora Andina SA Preference Shares	4,449,436	17,922
	Latam Airlines Group SA	739,267	10,692
^	Latam Airlines Group SA ADR	335,113	5,137
			1,033,376
China (20.5%)
	Tencent Holdings Ltd.	16,373,472	1,030,873
	China Construction Bank Corp.	1,286,654,913	890,846
	China Mobile Ltd.	92,834,067	883,639
	Industrial & Commercial Bank of China Ltd.	1,284,986,003	767,803
	Bank of China Ltd.	1,342,097,177	591,326
	CNOOC Ltd.	286,894,252	474,193
	PetroChina Co. Ltd.	376,237,479	434,093
	China Petroleum & Chemical Corp.	455,071,372	403,992
	China Life Insurance Co. Ltd.	132,758,470	345,378
	Ping An Insurance Group Co. of China Ltd.	34,022,988	252,523
	China Overseas Land & Investment Ltd.	72,689,276	178,938
	Agricultural Bank of China Ltd.	411,122,065	172,992
	China Shenhua Energy Co. Ltd.	61,608,925	167,313
	China Telecom Corp. Ltd.	288,447,683	147,567
	China Merchants Bank Co. Ltd.	81,833,405	146,628
	Hengan International Group Co. Ltd.	13,259,400	139,781
	China Pacific Insurance Group Co. Ltd.	40,023,394	125,838
	Lenovo Group Ltd.	107,890,109	122,947
	China Unicom Hong Kong Ltd.	80,122,248	122,830
	Belle International Holdings Ltd.	94,060,500	97,806
	ENN Energy Holdings Ltd.	13,360,400	93,447
	China Minsheng Banking Corp. Ltd.	91,568,368	92,384
	Bank of Communications Co. Ltd.	143,410,345	89,328
	Great Wall Motor Co. Ltd.	18,711,500	85,124
	China Resources Power Holdings Co. Ltd.	33,847,048	85,070
	China CITIC Bank Corp. Ltd.	137,192,719	81,953
^	Anhui Conch Cement Co. Ltd.	21,740,952	81,175
	Beijing Enterprises Holdings Ltd.	9,258,000	80,624
	China Oilfield Services Ltd.	33,339,800	79,930
	Kunlun Energy Co. Ltd.	50,013,230	78,147
	Brilliance China Automotive Holdings Ltd.	48,804,700	75,425
	Dongfeng Motor Group Co. Ltd.	54,246,744	72,521
	PICC Property & Casualty Co. Ltd.	53,230,601	70,362
	China Resources Land Ltd.	33,185,200	68,490
	China Merchants Holdings International Co. Ltd.	20,338,610	63,821
	China Resources Enterprise Ltd.	21,908,860	62,386
	China Longyuan Power Group Corp.	60,191,800	61,997
	China Everbright International Ltd.	47,228,000	59,250
*	GCL-Poly Energy Holdings Ltd.	193,278,000	58,055
^,*	Byd Co. Ltd.	10,619,255	57,463
	Huaneng Power International Inc.	55,764,978	54,588
	China Communications Construction Co. Ltd.	82,284,504	53,985
	China National Building Material Co. Ltd.	54,752,960	51,940
^	CITIC Pacific Ltd.	27,972,674	49,129
	China State Construction International Holdings Ltd.	28,426,872	47,551
^	Evergrande Real Estate Group Ltd.	105,467,785	47,249
	CSPC Pharmaceutical Group Ltd.	55,755,497	46,455
	Sinopharm Group Co. Ltd.	17,457,700	46,100
	Tsingtao Brewery Co. Ltd.	6,226,000	45,461

27

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Shimao Property Holdings Ltd.	22,491,957	44,600
	Guangdong Investment Ltd.	40,656,080	44,202
	Beijing Enterprises Water Group Ltd.	69,422,000	44,121
	China Gas Holdings Ltd.	27,013,900	43,973
	Guangzhou Automobile Group Co. Ltd.	42,146,584	42,603
	GOME Electrical Appliances Holding Ltd.	220,260,805	41,584
^	China Coal Energy Co. Ltd.	76,588,800	41,498
	Jiangxi Copper Co. Ltd.	24,807,898	41,040
^	Kingsoft Corp. Ltd.	13,172,000	40,822
	COSCO Pacific Ltd.	29,693,788	39,855
	China Vanke Co. Ltd. Class B	23,467,441	39,244
*	New China Life Insurance Co. Ltd.	13,075,053	38,574
	Sino Biopharmaceutical Ltd.	48,892,373	38,370
	Sihuan Pharmaceutical Holdings Group Ltd.	32,400,000	35,812
	China Resources Gas Group Ltd.	11,990,100	35,567
	Sino-Ocean Land Holdings Ltd.	66,490,802	35,238
	Shenzhou International Group Holdings Ltd.	9,958,065	34,357
	Shandong Weigao Group Medical Polymer Co. Ltd.	33,321,800	33,761
	Haitong Securities Co. Ltd.	23,944,400	33,583
	Haier Electronics Group Co. Ltd.	13,642,000	33,557
	China Railway Group Ltd.	71,785,408	32,152
^	Weichai Power Co. Ltd.	9,151,820	31,974
	CITIC Securities Co. Ltd.	15,514,700	31,181
	Country Garden Holdings Co. Ltd.	77,074,662	30,904
	Longfor Properties Co. Ltd.	23,854,080	30,868
	China Railway Construction Corp. Ltd.	36,269,765	30,098
	Chongqing Changan Automobile Co. Ltd. Class B	15,999,711	28,892
	Geely Automobile Holdings Ltd.	82,947,300	28,835
^,*	China Cinda Asset Management Co. Ltd.	56,827,000	28,659
^,*	China Huishan Dairy Holdings Co. Ltd.	125,159,365	28,500
^	Zijin Mining Group Co. Ltd.	116,527,680	28,470
^	Yanzhou Coal Mining Co. Ltd.	36,809,320	27,623
	Zhuzhou CSR Times Electric Co. Ltd.	9,366,000	27,542
^	Fosun International Ltd.	22,637,737	27,446
^,*	Aluminum Corp. of China Ltd.	74,701,220	26,782
	Jiangsu Expressway Co. Ltd.	23,664,139	26,660
	Shanghai Industrial Holdings Ltd.	8,587,445	26,651
2	People's Insurance Co. Group of China Ltd.	65,881,000	25,307
2	Sinopec Engineering Group Co. Ltd.	21,886,272	24,497
	CSR Corp. Ltd.	33,451,377	24,483
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	7,207,500	24,460
	China Resources Cement Holdings Ltd.	34,530,686	24,039
	Kingboard Chemical Holdings Ltd.	12,151,171	23,223
*	China Taiping Insurance Holdings Co. Ltd.	14,574,907	23,200
	Guangzhou R&F Properties Co. Ltd.	17,693,300	23,180
	Inner Mongolia Yitai Coal Co. Ltd. Class B	18,268,898	22,980
	ANTA Sports Products Ltd.	15,667,000	22,966
	Chongqing Rural Commercial Bank	52,145,461	22,932
	China Communications Services Corp. Ltd.	44,957,973	22,815
	SOHO China Ltd.	28,317,506	22,563
	Shanghai Electric Group Co. Ltd.	56,045,756	22,055
	China International Marine Containers Group Co. Ltd.	10,965,398	21,668
	China Everbright Ltd.	16,090,010	21,563
^,*	ZTE Corp.	10,466,328	21,418
	AviChina Industry & Technology Co. Ltd.	39,940,000	21,377
^	Far East Horizon Ltd.	30,471,010	20,662
	Haitian International Holdings Ltd.	10,222,000	20,593
	Zhejiang Expressway Co. Ltd.	23,768,704	20,566
	Datang International Power Generation Co. Ltd.	53,422,568	19,923
	Agile Property Holdings Ltd.	23,908,345	19,451
	Beijing Capital International Airport Co. Ltd.	27,584,564	19,236
^,*	China COSCO Holdings Co. Ltd.	48,279,000	19,148
	Franshion Properties China Ltd.	60,042,094	18,934
*	Shenzhen International Holdings Ltd.	15,567,500	18,933

28

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Shanghai Pharmaceuticals Holding Co. Ltd.	10,239,500	18,783
	Nine Dragons Paper Holdings Ltd.	28,222,000	18,607
	China BlueChemical Ltd.	34,431,405	18,483
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	26,004,179	17,395
	Air China Ltd.	30,108,748	17,125
^	Biostime International Holdings Ltd.	2,532,000	16,859
^,*	China Shipping Container Lines Co. Ltd.	70,373,618	16,855
	Sinotrans Ltd.	30,360,000	16,796
	Sinopec Shanghai Petrochemical Co. Ltd.	67,418,788	16,476
	BBMG Corp.	23,311,500	16,409
	Yuexiu Property Co. Ltd.	84,381,300	16,380
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	10,402,066	15,939
	Golden Eagle Retail Group Ltd.	11,841,000	15,316
	China Agri-Industries Holdings Ltd.	36,930,961	14,776
^	Zhongsheng Group Holdings Ltd.	11,956,500	14,551
	Lee & Man Paper Manufacturing Ltd.	26,040,000	14,156
	Huadian Power International Corp. Ltd.	26,044,000	14,154
^,*	Li Ning Co. Ltd.	20,171,500	14,056
^,*	Huadian Fuxin Energy Corp. Ltd.	30,041,852	14,048
	Poly Property Group Co. Ltd.	32,182,900	13,973
	CIMC Enric Holdings Ltd.	9,413,713	13,656
	Huaneng Renewables Corp. Ltd.	43,786,000	13,612
*,2	China Galaxy Securities Co. Ltd.	22,064,000	12,942
	Travelsky Technology Ltd.	16,668,000	12,735
	Greentown China Holdings Ltd.	12,535,000	12,624
^,*	Angang Steel Co. Ltd.	20,382,374	12,404
^,*	China Shipping Development Co. Ltd.	22,504,021	12,365
^,*	China Yurun Food Group Ltd.	25,358,149	12,224
^,*	Huishang Bank Corp. Ltd.	26,849,380	12,195
	China Molybdenum Co. Ltd.	27,095,000	12,086
	KWG Property Holding Ltd.	21,397,500	11,899
^,*	Beijing Jingneng Clean Energy Co. Ltd.	27,334,000	11,783
	CSG Holding Co. Ltd. Class B	14,942,164	11,587
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	4,635,466	11,506
^,*	Hopson Development Holdings Ltd.	11,302,000	11,106
	Shenzhen Investment Ltd.	33,386,000	10,912
^,*	Renhe Commercial Holdings Co. Ltd.	183,012,000	10,502
	China Dongxiang Group Co.	58,591,000	10,388
^,*	Sinopec Yizheng Chemical Fibre Co. Ltd.	44,742,000	9,959
	Weifu High-Technology Group Co. Ltd. Class B	3,047,253	9,954
^,*	China Hongqiao Group Ltd.	14,462,756	9,901
^	Xinjiang Goldwind Science & Technology Co. Ltd.	9,045,000	9,841
	China Southern Airlines Co. Ltd.	31,578,000	9,430
^	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	3,140,000	9,397
^	Zhaojin Mining Industry Co. Ltd.	14,474,000	8,713
	Guangshen Railway Co. Ltd.	21,246,000	8,054
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	4,600,075	8,033
^	Dongfang Electric Corp. Ltd.	5,057,030	7,909
	Wumart Stores Inc.	8,024,000	7,890
	Guangdong Electric Power Development Co. Ltd. Class B	13,330,537	7,690
^	Guangzhou Shipyard International Co. Ltd.	4,292,000	7,606
^,*	Metallurgical Corp. of China Ltd.	39,510,937	7,603
	Dazhong Transportation Group Co. Ltd. Class B	11,357,506	7,259
^,*	CITIC Resources Holdings Ltd.	50,156,000	7,258
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	4,293,029	7,257
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	18,121,057	7,014
^,*	China Eastern Airlines Corp. Ltd.	22,688,000	7,012
^	Harbin Electric Co. Ltd.	11,938,000	7,002
*	BOE Technology Group Co. Ltd. Class B	28,217,600	6,945
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	8,368,815	6,942
	Shenzhen Expressway Co. Ltd.	14,818,000	6,761
^,*	Maanshan Iron & Steel	31,848,000	6,676
^	Bosideng International Holdings Ltd.	44,438,000	6,558
	Sinotruk Hong Kong Ltd.	12,173,000	6,462

29

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Jiangling Motors Corp. Ltd. Class B	1,720,246	6,416
^,*	China Zhongwang Holdings Ltd.	20,426,486	6,385
	Shandong Chenming Paper Holdings Ltd. Class B	12,036,985	5,932
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	5,790,169	5,860
	Anhui Expressway Co. Ltd.	10,678,000	5,818
	China Merchants Property Development Co. Ltd. Class B	2,592,880	5,784
	Sichuan Expressway Co. Ltd.	18,632,000	5,582
	Kingboard Laminates Holdings Ltd.	14,179,000	5,502
*	China Machinery Engineering Corp.	8,117,639	5,376
	Shanghai Friendship Group Inc. Co. Class B	3,823,241	5,145
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	3,272,024	4,584
*	Shanghai Haixin Group Co. Class B	8,925,019	4,341
^,*	China Foods Ltd.	12,701,506	4,298
^	Lianhua Supermarket Holdings Co. Ltd.	7,696,000	4,267
	Foshan Electrical and Lighting Co. Ltd. Class B	4,592,770	4,184
	Anhui Gujing Distillery Co. Ltd. Class B	1,878,159	3,988
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	8,649,032	3,946
^	Sany Heavy Equipment International Holdings Co. Ltd.	16,931,000	3,934
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	2,595,918	3,797
	Tianjin Capital Environmental Protection Group Co. Ltd.	6,920,000	3,674
^	Sinofert Holdings Ltd.	28,510,000	3,539
	Double Coin Holdings Ltd. Class B	5,030,634	3,532
	Beijing North Star Co. Ltd.	14,830,000	3,462
	Shandong Chenming Paper Holdings Ltd.	7,243,000	3,202
*	Huadian Energy Co. Ltd. Class B	9,190,269	2,668
	Bengang Steel Plates Co. Class B	8,157,311	2,453
^	China National Materials Co. Ltd.	10,644,000	2,065
	Jinzhou Port Co. Ltd. Class B	4,698,200	1,829
^,*	Fosun International Ltd Rights Expire 5/13/14	1,765,743	8
			12,168,846
Colombia (1.1%)
	Bancolombia SA ADR	1,653,529	94,135
^	Ecopetrol SA ADR	2,308,158	86,533
	Grupo de Inversiones Suramericana SA	4,191,014	81,761
	Ecopetrol SA	41,488,303	77,232
	Almacenes Exito SA	3,993,883	60,839
	Cementos Argos SA	6,952,492	38,773
	Grupo de Inversiones Suramericana SA Preference Shares	1,783,012	35,171
	Corp Financiera Colombiana SA	1,617,937	31,280
	Interconexion Electrica SA ESP	5,847,253	27,416
*	Cemex Latam Holdings SA	2,933,162	27,081
	Isagen SA ESP	14,245,690	23,282
	Grupo Argos SA Preference Shares	2,034,210	22,416
	Grupo Aval Acciones y Valores Preference Shares	31,283,977	21,162
	Bancolombia SA Preference Shares	1,413,196	19,995
			647,076
Czech Republic (0.3%)
	CEZ AS	2,920,243	87,884
	Komercni Banka AS	273,620	63,090
	Telefonica Czech Republic AS	1,741,618	26,403
			177,377
Egypt (0.1%)
*	Global Telecom Holding GDR	9,175,935	34,188
	Commercial International Bank Egypt SAE	5,859,213	31,445
	Talaat Moustafa Group	4,208,215	5,387
	Telecom Egypt Co.	1,443,930	3,063
*	Egypt Kuwait Holding Co. SAE	2,855,862	3,013
*	Egyptian Financial Group-Hermes Holding	1,602,116	2,941
			80,037
Hungary (0.3%)
	OTP Bank plc	3,417,112	65,253
	MOL Hungarian Oil & Gas plc	834,464	48,009
*	Richter Gedeon Nyrt	2,495,759	42,746

30

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2014

		Market
		Value
	Shares	($000)
Magyar Telekom Telecommunications plc	7,212,866	10,291
		166,299
India (9.8%)
Infosys Ltd.	8,428,925	448,451
Reliance Industries Ltd.	28,206,796	438,450
Housing Development Finance Corp.	27,703,018	413,040
Tata Consultancy Services Ltd.	8,351,141	303,149
ICICI Bank Ltd.	10,400,444	214,436
Oil & Natural Gas Corp. Ltd.	36,498,472	197,020
ITC Ltd.	34,328,437	194,086
HDFC Bank Ltd.	13,048,507	156,179
Sun Pharmaceutical Industries Ltd.	13,636,592	143,256
Axis Bank Ltd.	5,158,698	130,159
Bharti Airtel Ltd.	23,246,097	126,589
Tata Motors Ltd.	17,238,626	119,244
Hindustan Unilever Ltd.	12,660,981	119,169
HCL Technologies Ltd.	4,717,757	109,784
HDFC Bank Ltd. ADR	2,608,895	104,486
Mahindra & Mahindra Ltd.	5,534,200	98,840
State Bank of India	2,485,018	85,811
Larsen & Toubro Ltd.	3,865,569	83,137
Sesa Sterlite Ltd.	23,659,649	72,891
United Spirits Ltd.	1,556,363	71,473
NTPC Ltd.	35,179,710	67,889
Kotak Mahindra Bank Ltd.	4,766,602	63,521
Tech Mahindra Ltd.	1,864,072	56,680
Coal India Ltd.	11,639,664	56,406
Hero MotoCorp Ltd.	1,418,264	51,863
^ Wipro Ltd. ADR	4,024,580	48,134
Cairn India Ltd.	8,467,236	47,094
Asian Paints Ltd.	5,472,838	45,867
Lupin Ltd.	2,723,078	44,685
Wipro Ltd.	4,905,628	42,516
Bajaj Auto Ltd.	1,307,857	41,535
Ultratech Cement Ltd.	1,215,456	40,903
Maruti Suzuki India Ltd.	1,261,016	40,283
Cipla Ltd.	6,064,025	40,018
Power Grid Corp. of India Ltd.	22,713,055	39,864
JSW Steel Ltd.	2,211,579	39,781
Dr Reddy's Laboratories Ltd. ADR	870,257	39,222
Zee Entertainment Enterprises Ltd.	8,386,559	36,563
Ambuja Cements Ltd.	10,815,449	35,530
IndusInd Bank Ltd.	4,376,391	34,799
Adani Enterprises Ltd.	4,903,937	34,073
NMDC Ltd.	13,522,584	33,722
GAIL India Ltd.	5,383,163	33,062
Bharat Heavy Electricals Ltd.	11,009,655	33,011
Nestle India Ltd.	410,850	32,464
Idea Cellular Ltd.	14,199,164	31,743
Godrej Consumer Products Ltd.	2,281,878	30,234
Hindalco Industries Ltd.	13,545,374	30,221
Dr Reddy's Laboratories Ltd.	657,542	29,510
Tata Steel Ltd.	4,309,767	28,690
Jindal Steel & Power Ltd.	6,638,101	28,143
Shriram Transport Finance Co. Ltd.	2,294,777	28,002
Adani Ports and Special Economic Zone Ltd.	8,417,990	26,325
IDFC Ltd.	14,127,357	26,202
Rural Electrification Corp. Ltd.	6,403,895	25,291
Indian Oil Corp. Ltd.	5,634,998	24,623
Bharat Petroleum Corp. Ltd.	3,208,040	24,230
Tata Power Co. Ltd.	17,988,326	23,315
Reliance Communications Ltd.	11,353,949	23,092
Dabur India Ltd.	7,501,908	22,318
Yes Bank Ltd.	2,993,263	21,960

31

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Bank of Baroda	1,532,657	20,816
	Reliance Infrastructure Ltd.	2,386,029	20,151
	Glenmark Pharmaceuticals Ltd.	1,994,050	19,997
*	Oracle Financial Services Software Ltd.	400,090	19,903
	Mahindra & Mahindra Financial Services Ltd.	4,800,335	19,612
	ACC Ltd.	897,331	19,259
	DLF Ltd.	8,104,791	18,910
*	Ranbaxy Laboratories Ltd.	2,307,347	18,150
	Power Finance Corp. Ltd.	5,857,104	17,878
	Siemens Ltd.	1,495,569	17,216
	Oil India Ltd.	2,162,705	17,123
	Divi's Laboratories Ltd.	738,474	16,910
	Container Corp. Of India	1,050,710	16,740
	United Breweries Ltd.	1,275,755	16,730
	Titan Co. Ltd.	3,945,801	16,690
	Jaiprakash Associates Ltd.	18,554,689	16,613
	Steel Authority of India Ltd.	14,343,182	16,075
	Grasim Industries Ltd.	364,956	15,846
	Cadila Healthcare Ltd.	962,536	15,613
	Shree Cement Ltd.	162,470	15,344
	Piramal Enterprises Ltd.	1,648,442	14,792
*	GlaxoSmithKline Consumer Healthcare Ltd.	213,341	14,773
	GlaxoSmithKline Pharmaceuticals Ltd.	358,182	14,646
	Punjab National Bank	1,103,768	14,377
	Colgate-Palmolive India Ltd.	589,988	14,048
	ABB India Ltd.	948,440	13,297
	Bharti Infratel Ltd.	3,714,964	13,292
	Reliance Capital Ltd.	2,223,832	13,119
*	Reliance Power Ltd.	10,402,661	11,822
	Cummins India Ltd.	1,230,639	11,190
	Castrol India Ltd.	2,246,754	11,048
	Mphasis Ltd.	1,612,193	11,037
	Bharat Forge Ltd.	1,554,658	10,537
	Aditya Birla Nuvo Ltd.	555,009	10,196
	Sun TV Network Ltd.	1,468,839	9,157
	Crompton Greaves Ltd.	3,276,954	8,952
	Bajaj Holdings and Investment Ltd.	507,813	8,829
	Hindustan Zinc Ltd.	3,949,079	8,448
	NHPC Ltd.	26,367,024	8,312
	Hindustan Petroleum Corp. Ltd.	1,462,903	7,810
	Bharat Electronics Ltd.	383,327	7,694
	Exide Industries Ltd.	3,698,215	7,355
	Bank of India	1,758,520	6,851
	IDBI Bank Ltd.	5,806,899	6,574
	Tata Communications Ltd.	1,384,211	6,508
	GMR Infrastructure Ltd.	15,742,485	6,493
*	Adani Power Ltd.	7,861,694	6,284
	Godrej Industries Ltd.	1,183,202	5,931
*	Unitech Ltd.	21,620,869	5,699
	Wockhardt Ltd.	438,512	5,577
	Union Bank of India	2,030,318	5,103
	Canara Bank	1,044,705	4,962
	Oriental Bank of Commerce	1,194,783	4,913
	JSW Energy Ltd.	5,501,343	4,895
	Ashok Leyland Ltd.	12,710,004	4,695
	Great Eastern Shipping Co. Ltd.	777,407	4,319
	Torrent Power Ltd.	2,409,638	4,170
	Tata Chemicals Ltd.	805,959	3,805
*	Mangalore Refinery & Petrochemicals Ltd.	3,711,949	3,681
*	Essar Oil Ltd.	3,173,339	3,084
	State Bank of India GDR	39,524	2,716
	Corp Bank	482,151	2,352
			5,831,953

32

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
Indonesia (2.9%)
	Astra International Tbk PT	359,286,200	231,485
	Bank Central Asia Tbk PT	218,347,324	207,954
	Telekomunikasi Indonesia Persero Tbk PT	898,059,805	176,514
	Bank Rakyat Indonesia Persero Tbk PT	191,762,100	164,677
	Bank Mandiri Persero Tbk PT	166,542,380	142,297
	Perusahaan Gas Negara Persero Tbk PT	195,681,604	90,376
	Semen Indonesia Persero Tbk PT	53,075,704	68,425
	Bank Negara Indonesia Persero Tbk PT	132,866,861	55,531
	Unilever Indonesia Tbk PT	20,460,130	51,981
	United Tractors Tbk PT	26,796,101	50,380
	Kalbe Farma Tbk PT	374,610,490	50,172
	Indofood Sukses Makmur Tbk PT	80,949,796	49,520
	Indocement Tunggal Prakarsa Tbk PT	23,167,331	43,969
	Charoen Pokphand Indonesia Tbk PT	133,085,532	43,516
	Gudang Garam Tbk PT	8,220,580	40,275
	XL Axiata Tbk PT	55,911,724	25,079
	Adaro Energy Tbk PT	224,677,980	23,116
	Bank Danamon Indonesia Tbk PT	59,106,524	20,953
	Media Nusantara Citra Tbk PT	88,791,250	20,934
	Jasa Marga Persero Tbk PT	36,183,600	18,487
*	Surya Citra Media Tbk PT	66,844,500	18,233
	Indofood CBP Sukses Makmur Tbk PT	19,880,000	17,214
	Indo Tambangraya Megah Tbk PT	7,260,300	16,047
	Tambang Batubara Bukit Asam Persero Tbk PT	16,558,825	14,176
	Global Mediacom Tbk PT	72,685,089	13,797
	Astra Agro Lestari Tbk PT	4,767,680	12,139
	Vale Indonesia Tbk PT	36,331,927	11,191
	Indosat Tbk PT	20,292,273	6,874
	Aneka Tambang Persero Tbk PT	61,919,500	6,313
			1,691,625
Malaysia (5.2%)
	Public Bank Bhd. (Local)	50,003,447	308,677
	Malayan Banking Bhd.	76,520,788	232,279
	CIMB Group Holdings Bhd.	93,589,548	215,592
	Axiata Group Bhd.	88,570,094	182,679
	Sime Darby Bhd.	55,504,113	160,562
	Genting Bhd.	39,457,490	118,598
	DiGi.Com Bhd.	68,074,750	115,677
	Petronas Chemicals Group Bhd.	52,675,322	108,660
	Petronas Gas Bhd.	14,473,296	104,265
	IOI Corp. Bhd.	67,823,278	103,781
	Maxis Bhd.	47,882,550	101,967
	Tenaga Nasional Bhd.	25,346,007	92,393
*	Sapurakencana Petroleum Bhd.	68,247,991	90,220
	Kuala Lumpur Kepong Bhd.	9,528,812	70,672
	AMMB Holdings Bhd.	31,895,458	70,200
	Genting Malaysia Bhd.	54,137,590	70,025
*	IHH Healthcare Bhd.	48,721,276	59,859
	PPB Group Bhd.	10,837,808	54,696
	Gamuda Bhd.	36,031,116	50,931
	Petronas Dagangan Bhd.	5,295,000	49,205
*	MISC Bhd.	24,576,891	49,102
	British American Tobacco Malaysia Bhd.	2,611,287	48,971
	YTL Corp. Bhd.	95,314,356	47,022
	Felda Global Ventures Holdings Bhd.	33,034,357	45,745
	IJM Corp. Bhd.	22,904,450	44,817
	Hong Leong Bank Bhd.	10,103,405	43,347
	UMW Holdings Bhd.	12,155,420	40,101
	Telekom Malaysia Bhd.	20,054,840	38,110
	RHB Capital Bhd.	12,698,035	32,264
	Bumi Armada Bhd.	26,050,581	31,949
2	Astro Malaysia Holdings Bhd.	29,792,400	30,405
*	YTL Power International Bhd.	62,882,068	30,259

33

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Alliance Financial Group Bhd.	21,337,817	29,308
*	IOI Properties Group Sdn Bhd.	33,167,738	27,269
	Malaysia Airports Holdings Bhd.	10,724,200	26,456
	Lafarge Malaysia Bhd.	7,978,420	22,234
	Berjaya Sports Toto Bhd.	15,838,255	18,870
	Hong Leong Financial Group Bhd.	3,939,800	18,483
	UEM Sunrise Bhd.	24,332,100	17,180
	KLCC Property Holdings Bhd.	7,935,900	16,171
	SP Setia Bhd.	15,916,024	14,711
	AirAsia Bhd.	21,161,548	14,398
	MMC Corp. Bhd.	14,791,200	12,681
	Malaysia Marine and Heavy Engineering Holdings Bhd.	8,519,035	10,327
	Parkson Holdings Bhd.	11,134,926	10,022
			3,081,140
Mexico (5.7%)
	America Movil SAB de CV	549,182,006	552,425
	Fomento Economico Mexicano SAB de CV	38,565,952	351,944
	Grupo Televisa SAB	46,365,630	304,148
*	Cemex SAB de CV	210,748,239	269,501
	Grupo Financiero Banorte SAB de CV	40,547,734	268,805
	Wal-Mart de Mexico SAB de CV	101,338,730	256,237
	Grupo Mexico SAB de CV Class B	69,619,365	209,080
	Alfa SAB de CV Class A	50,494,020	132,963
	Grupo Financiero Inbursa SAB de CV	37,186,415	95,107
	Grupo Bimbo SAB de CV Class A	33,943,410	93,766
	Fibra Uno Administracion SA de CV	26,951,700	88,048
	Coca-Cola Femsa SAB de CV	7,348,470	82,086
	Mexichem SAB de CV	20,396,035	75,908
	Grupo Financiero Santander Mexico SAB de CV Class B	26,818,762	63,773
	Industrias Penoles SAB de CV	2,265,230	52,728
	Grupo Aeroportuario del Sureste SAB de CV Class B	4,223,220	51,675
	Grupo Carso SAB de CV	8,873,454	45,104
*	Promotora y Operadora de Infraestructura SAB de CV	3,069,633	42,905
	Kimberly-Clark de Mexico SAB de CV Class A	16,440,252	42,738
*	Genomma Lab Internacional SAB de CV Class B	14,090,018	35,713
*	Compartamos SAB de CV	20,090,600	35,197
	Arca Continental SAB de CV	4,673,306	29,777
	Controladora Comercial Mexicana SAB de CV	7,850,900	29,201
*	OHL Mexico SAB de CV	10,964,600	29,107
*	Gruma SAB de CV Class B	3,003,300	26,533
	Infraestructura Energetica Nova SAB de CV	4,062,620	21,153
	Grupo Elektra SAB DE CV	668,175	19,198
*	Minera Frisco SAB de CV	9,362,976	16,983
*	Industrias CH SAB de CV Class B	3,077,898	16,445
	Grupo Comercial Chedraui SA de CV	5,215,200	15,885
	Grupo Sanborns SAB de CV	8,569,888	14,071
*	Organizacion Soriana SAB de CV Class B	4,476,144	12,988
	Alpek SA de CV	6,014,721	10,344
			3,391,536
Morocco (0.0%)
	Douja Promotion Groupe Addoha SA	409,761	3,035

Other[3] (0.0%)
*	Land and Houses PCL Warrants	10,577,020	2,092
*	Ambev SA Rights Exp. 5/29/14	70,665	8
*	Cia de Gas de Sao Paulo COMGAS Rights Exp. 5/28/14	4,600	1
			2,101
Peru (0.4%)
	Credicorp Ltd.	569,886	85,055
	Credicorp Ltd. XLIM	357,268	53,412
	Cia de Minas Buenaventura SAA ADR	3,223,121	41,901
	Volcan Cia Minera SAA Class B	50,208,458	18,957
	Cia de Minas Buenaventura SAA	461,011	5,665

34

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Grana y Montero SA	1,587,702	5,610
			210,600
Philippines (1.7%)
	Philippine Long Distance Telephone Co.	1,576,015	101,876
	SM Investments Corp.	5,834,679	95,113
	Ayala Land Inc.	104,555,429	70,854
	Bank of the Philippine Islands	29,582,895	60,303
	Ayala Corp.	4,122,527	57,831
	Alliance Global Group Inc.	75,023,434	52,544
	BDO Unibank Inc.	26,059,482	51,718
	Universal Robina Corp.	15,746,690	51,708
	SM Prime Holdings Inc.	138,188,997	50,730
	Aboitiz Equity Ventures Inc.	39,182,250	49,845
*	JG Summit Holdings Inc.	38,721,200	43,957
	International Container Terminal Services Inc.	15,713,520	38,181
*	Metropolitan Bank & Trust Co.	19,270,929	36,702
	Manila Electric Co.	5,637,916	35,521
	Jollibee Foods Corp.	7,323,549	28,286
	Aboitiz Power Corp.	29,287,426	23,978
	GT Capital Holdings Inc.	1,225,900	23,895
	DMCI Holdings Inc.	14,463,010	23,340
	LT Group Inc.	50,054,427	20,624
	San Miguel Corp.	10,730,246	20,114
	Globe Telecom Inc.	536,558	19,949
*	Bloomberry Resorts Corp.	52,390,472	14,241
	Energy Development Corp.	111,053,353	13,940
	Petron Corp.	36,852,300	10,172
*	Emperador Inc.	34,000,000	9,712
			1,005,134
Poland (1.9%)
	Powszechna Kasa Oszczednosci Bank Polski SA	15,401,835	211,365
	Bank Pekao SA	2,324,149	149,165
	Powszechny Zaklad Ubezpieczen SA	1,002,530	142,210
	PGE SA	13,123,647	91,194
^	KGHM Polska Miedz SA	2,457,285	88,973
^	Polski Koncern Naftowy Orlen SA	5,718,338	85,626
	Polskie Gornictwo Naftowe i Gazownictwo SA	33,380,353	51,883
^	Orange Polska SA	12,550,574	42,883
^	mBank	235,652	38,561
	Tauron Polska Energia SA	19,871,906	35,203
*	ING Bank Slaski SA	547,728	24,590
^,*	Getin Noble Bank SA	20,101,192	24,466
	Bank Handlowy w Warszawie SA	614,561	22,869
^,*	Bank Millennium SA	7,463,478	21,926
*	Cyfrowy Polsat SA	3,062,576	20,813
	Enea SA	3,933,898	19,918
	Eurocash SA	1,380,633	18,257
^	Jastrzebska Spolka Weglowa SA	973,091	13,397
	Synthos SA	7,844,852	12,364
			1,115,663
Russia (5.4%)
	Gazprom OAO ADR	59,457,262	429,694
*	Sberbank of Russia	192,331,748	392,488
	Lukoil OAO ADR	5,801,305	307,118
	Gazprom OAO	78,588,823	283,725
	Magnit OJSC GDR	4,980,325	235,682
	Mobile Telesystems OJSC ADR	9,348,360	156,678
	Lukoil OAO	2,861,571	151,227
	NOVATEK OAO GDR	1,172,005	121,175
	Uralkali OJSC	25,576,379	113,215
	MMC Norilsk Nickel OJSC ADR	5,723,343	103,473
	Tatneft OAO ADR	2,823,686	97,125
	Rosneft OAO GDR	14,339,707	90,155

35

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Surgutneftegas OAO ADR	10,073,463	71,434
	VTB Bank OJSC	58,129,231,072	62,934
	AK Transneft OAO Preference Shares	27,343	60,659
	Sistema JSFC GDR	2,507,561	59,853
	Tatneft OAO	8,951,972	51,204
	MMC Norilsk Nickel OJSC	262,352	47,245
	MegaFon OAO GDR	1,649,817	43,025
	Rosneft OAO	6,628,175	41,480
	Rostelecom OJSC	17,802,318	38,337
	VTB Bank OJSC GDR	17,421,052	37,059
	RusHydro JSC	1,901,621,363	29,799
	E.ON Russia JSC	297,929,779	20,903
	Surgutneftegas OAO	24,504,449	17,161
*	Novolipetsk Steel OJSC GDR	1,463,388	17,061
	Severstal OAO	2,193,939	15,364
	Phosagro OAO GDR	1,203,361	14,025
	Aeroflot - Russian Airlines OJSC	9,430,172	13,503
*	Inter RAO JSC	41,677,450,909	8,780
*	LSR Group GDR	2,829,327	8,501
*	Federal Grid Co. Unified Energy System JSC	5,323,286,228	8,275
*	NOMOS-BANK GDR	659,324	8,171
	TMK OAO GDR	975,008	7,762
^,*	Mechel ADR	2,946,939	5,953
*	Magnitogorsk Iron & Steel Works	30,882,788	5,058
*	Pharmstandard OJSC GDR	615,042	4,986
*	Russian Grids OAO	407,033,605	4,824
*	Sberbank of Russia ADR	521,005	4,389
	Polyus Gold OJSC	266,757	3,978
	Severstal OAO GDR	464,356	3,282
*	Mosenergo OAO	125,477,702	2,561
	Mobile Telesystems OJSC	95,358	692
	NOVATEK OAO	61,651	591
	Rostelecom OJSC ADR	19,689	252
*	Novolipetsk Steel OJSC	82,970	96
*	Mechel	9,605	10
			3,200,962
South Africa (9.6%)
	Naspers Ltd.	6,984,283	660,010
	MTN Group Ltd.	31,887,665	639,724
	Sasol Ltd.	9,758,672	546,918
	Standard Bank Group Ltd.	21,465,296	282,032
	FirstRand Ltd.	52,908,441	194,671
^	Steinhoff International Holdings Ltd.	37,140,846	192,997
	Sanlam Ltd.	33,712,073	180,600
	Remgro Ltd.	8,576,340	172,711
	Bidvest Group Ltd.	5,537,082	152,036
	Aspen Pharmacare Holdings Ltd.	5,436,921	144,912
	Shoprite Holdings Ltd.	7,726,789	129,260
	AngloGold Ashanti Ltd.	7,029,185	127,068
	Impala Platinum Holdings Ltd.	9,479,034	106,860
	Woolworths Holdings Ltd.	13,392,322	91,144
	Barclays Africa Group Ltd.	5,770,520	84,533
	Nedbank Group Ltd.	3,689,009	79,081
	Growthpoint Properties Ltd.	31,879,870	73,696
	Tiger Brands Ltd.	2,638,245	70,578
^	Vodacom Group Ltd.	5,829,581	69,571
	Netcare Ltd.	27,449,155	66,587
	Life Healthcare Group Holdings Ltd.	16,645,614	66,192
	Truworths International Ltd.	7,734,484	62,141
	Mr Price Group Ltd.	4,081,596	61,502
	Imperial Holdings Ltd.	3,224,472	60,138
	Gold Fields Ltd.	13,637,854	57,883
	RMB Holdings Ltd.	11,928,201	57,238
^,*	Anglo American Platinum Ltd.	1,113,007	52,996

36

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Mediclinic International Ltd.	7,337,416	51,324
	Discovery Ltd.	5,523,593	47,954
	Coronation Fund Managers Ltd.	4,742,618	45,797
	MMI Holdings Ltd.	17,730,754	44,578
	Investec Ltd.	4,597,237	40,462
	Barloworld Ltd.	3,689,125	40,245
	Nampak Ltd.	10,251,318	38,244
	Foschini Group Ltd.	3,700,061	38,240
	SPAR Group Ltd.	3,235,581	38,016
^	Kumba Iron Ore Ltd.	1,034,325	36,837
	Mondi Ltd.	2,124,539	35,377
	Sibanye Gold Ltd.	13,010,674	33,607
^	Exxaro Resources Ltd.	2,441,051	33,318
	African Rainbow Minerals Ltd.	1,760,288	33,145
	Brait SE	6,041,409	32,555
*	Sappi Ltd.	10,059,947	31,889
	AVI Ltd.	5,769,411	31,834
^	African Bank Investments Ltd.	23,410,038	27,760
	Massmart Holdings Ltd.	2,029,396	26,898
	Capital Property Fund	24,971,989	25,178
	Clicks Group Ltd.	4,126,187	25,159
	PPC Ltd.	8,595,473	25,009
	Tongaat Hulett Ltd.	2,056,499	24,450
	Assore Ltd.	629,015	24,346
	Omnia Holdings Ltd.	1,111,413	23,894
*	Northam Platinum Ltd.	6,078,445	23,727
^	Capitec Bank Holdings Ltd.	1,084,133	23,463
*	Harmony Gold Mining Co. Ltd.	7,059,170	23,200
	Aeci Ltd.	2,060,822	23,018
	Liberty Holdings Ltd.	1,765,860	21,182
*	Telkom SA SOC Ltd.	5,807,271	20,779
^	Pick n Pay Stores Ltd.	3,601,146	20,577
	Reunert Ltd.	2,792,020	18,348
	Grindrod Ltd.	7,339,891	17,381
*	Murray & Roberts Holdings Ltd.	6,797,367	15,917
	Sun International Ltd.	1,597,960	15,795
*	Aveng Ltd.	7,338,485	15,767
	DataTec Ltd.	2,960,814	14,885
^	Adcock Ingram Holdings Ltd.	2,541,526	14,726
*	PSG Group Ltd.	1,314,030	13,015
^	Santam Ltd.	638,217	12,886
	JSE Ltd.	1,323,220	12,140
	Wilson Bayly Holmes-Ovcon Ltd.	913,387	11,812
	Illovo Sugar Ltd.	4,201,098	11,585
	Pick n Pay Holdings Ltd.	3,636,371	8,818
*	ArcelorMittal South Africa Ltd.	2,373,294	8,353
^	Lewis Group Ltd.	1,316,784	7,817
^,*	Royal Bafokeng Platinum Ltd.	1,129,971	7,304
	Fountainhead Property Trust	7,213,796	5,459
			5,707,149
Taiwan (13.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	238,633,845	937,678
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	37,766,607	759,109
	Hon Hai Precision Industry Co. Ltd.	201,729,645	579,360
	MediaTek Inc.	25,963,192	406,843
	Formosa Plastics Corp.	86,778,616	223,922
	Nan Ya Plastics Corp.	101,095,253	221,687
	Delta Electronics Inc.	35,949,245	220,717
	Cathay Financial Holding Co. Ltd.	133,910,920	189,348
	Formosa Chemicals & Fibre Corp.	77,843,918	188,505
	China Steel Corp.	215,746,633	181,294
	Fubon Financial Holding Co. Ltd.	128,598,336	166,443
	CTBC Financial Holding Co. Ltd.	229,823,932	136,738
	Uni-President Enterprises Corp.	77,584,826	131,351

37

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Asustek Computer Inc.	12,641,458	130,701
	Quanta Computer Inc.	46,781,165	128,357
	Mega Financial Holding Co. Ltd.	150,451,340	115,183
^	Chunghwa Telecom Co. Ltd. ADR	3,608,744	113,278
	Largan Precision Co. Ltd.	1,762,135	110,325
	Catcher Technology Co. Ltd.	12,972,463	109,534
	Chunghwa Telecom Co. Ltd.	31,411,913	98,227
	Taiwan Mobile Co. Ltd.	29,667,796	95,764
	Cheng Shin Rubber Industry Co. Ltd.	32,669,883	93,834
	Taiwan Cement Corp.	57,797,877	91,837
	Hotai Motor Co. Ltd.	7,421,000	87,076
	Yuanta Financial Holding Co. Ltd.	170,191,712	84,957
	Formosa Petrochemical Corp.	33,538,393	84,355
	President Chain Store Corp.	9,909,647	73,739
	Advanced Semiconductor Engineering Inc.	61,783,717	71,945
	China Development Financial Holding Corp.	249,778,649	71,639
	First Financial Holding Co. Ltd.	120,895,294	70,919
	Far Eastern New Century Corp.	68,419,788	70,107
	HTC Corp.	13,488,925	69,369
	Hua Nan Financial Holdings Co. Ltd.	122,187,022	68,836
	Far EasTone Telecommunications Co. Ltd.	29,393,343	63,554
	SinoPac Financial Holdings Co. Ltd.	137,450,663	61,355
	Taishin Financial Holding Co. Ltd.	132,189,408	60,040
	Lite-On Technology Corp.	38,999,607	59,660
	E.Sun Financial Holding Co. Ltd.	97,504,412	58,977
	Asia Cement Corp.	42,455,578	55,854
	Taiwan Cooperative Financial Holding Co. Ltd.	104,852,646	55,778
	Compal Electronics Inc.	77,832,629	55,528
	Advanced Semiconductor Engineering Inc. ADR	9,057,527	53,530
	United Microelectronics Corp. ADR	24,498,464	53,407
*	Innolux Corp.	154,532,724	53,383
	Inventec Corp.	56,078,489	51,709
	Pegatron Corp.	30,388,897	46,115
	Novatek Microelectronics Corp.	9,669,817	44,824
	Foxconn Technology Co. Ltd.	17,817,380	44,334
*	Inotera Memories Inc.	41,459,000	42,586
	Siliconware Precision Industries Co. ADR	5,606,703	41,602
	United Microelectronics Corp.	94,068,970	41,016
	Giant Manufacturing Co. Ltd.	5,138,721	40,235
	Siliconware Precision Industries Co.	26,111,860	38,692
	TPK Holding Co. Ltd.	4,715,667	36,025
	Advantech Co. Ltd.	5,496,942	35,603
*	AU Optronics Corp.	92,924,669	35,327
	Shin Kong Financial Holding Co. Ltd.	114,733,072	34,751
	Wistron Corp.	40,924,759	34,197
	Epistar Corp.	15,512,732	33,947
	Synnex Technology International Corp.	21,640,055	33,677
	Teco Electric and Machinery Co. Ltd.	30,154,000	32,791
	Chang Hwa Commercial Bank	54,142,681	31,478
*	Acer Inc.	50,729,905	31,371
	Chicony Electronics Co. Ltd.	10,553,060	27,482
	Taiwan Fertilizer Co. Ltd.	13,243,100	26,353
	Pou Chen Corp.	20,432,531	26,016
	Realtek Semiconductor Corp.	8,609,241	24,580
*	AU Optronics Corp. ADR	6,376,391	23,975
	Yulon Motor Co. Ltd.	15,192,584	23,641
	Taiwan Glass Industry Corp.	25,228,551	23,097
	Formosa Taffeta Co. Ltd.	19,908,868	20,821
*	Walsin Lihwa Corp.	62,903,770	20,664
	Unimicron Technology Corp.	23,593,754	20,082
*	Taiwan Business Bank	63,028,854	18,391
	Vanguard International Semiconductor Corp.	13,024,000	17,848
*	Evergreen Marine Corp. Taiwan Ltd.	30,917,969	17,578
	Transcend Information Inc.	5,178,981	17,107

38

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	China Airlines Ltd.	45,336,050	15,173
	Feng Hsin Iron & Steel Co.	8,491,310	14,237
	Capital Securities Corp.	40,087,422	13,750
	Cheng Uei Precision Industry Co. Ltd.	6,797,473	13,682
*	Eva Airways Corp.	26,952,580	13,672
	Eternal Chemical Co. Ltd.	13,086,862	13,665
	U-Ming Marine Transport Corp.	8,051,356	13,558
*	Macronix International	57,276,541	13,508
	Ton Yi Industrial Corp.	11,487,000	12,239
	Oriental Union Chemical Corp.	12,181,000	12,112
	China Motor Corp.	12,828,000	11,619
	Waterland Financial Holdings Co. Ltd.	35,908,930	11,258
	Wan Hai Lines Ltd.	21,347,450	10,652
	YFY Inc.	22,827,000	10,064
*	Yang Ming Marine Transport Corp.	24,225,195	9,922
	Cathay Real Estate Development Co. Ltd.	16,212,000	9,407
	Taiwan Secom Co. Ltd.	3,629,000	9,200
	Far Eastern International Bank	26,113,210	9,172
	President Securities Corp.	16,210,000	8,893
*	Nan Ya Printed Circuit Board Corp.	4,628,521	6,536
*	Yulon Nissan Motor Co. Ltd.	350,188	4,460
	Yageo Corp.	1,287,123	613
*	Ya Hsin Industrial Co. Ltd.	5,306,018	—
			8,089,350
Thailand (2.8%)
*	Advanced Info Service PCL (Local)	21,443,477	160,779
*	Siam Commercial Bank PCL (Local)	27,951,057	143,308
*	PTT Exploration and Production PCL (Local)	25,495,106	125,839
*	CP ALL PCL (Local)	79,567,430	103,425
	PTT PCL (Foreign)	8,606,737	83,061
*	Kasikornbank PCL	12,816,700	76,031
	Siam Cement PCL (Foreign)	5,043,617	68,115
*	PTT PCL	6,891,600	66,722
^	Shin Corp. PCL	25,321,400	61,172
*	Total Access Communication PCL (Local)	13,907,100	53,654
	Kasikornbank PCL (Foreign)	8,336,849	50,770
*	Bangkok Bank PCL (Local)	8,389,343	48,928
*	Airports of Thailand PCL	7,356,900	44,430
	PTT Global Chemical PCL	20,151,407	38,509
	Krung Thai Bank PCL (Foreign)	60,234,151	32,480
*	Central Pattana PCL	22,794,528	32,008
*	Bank of Ayudhya PCL (Local)	25,624,750	29,912
*	TMB Bank PCL	392,658,500	27,959
	BEC World PCL (Foreign)	10,649,325	27,332
*	BTS Group Holdings PCL	101,993,400	26,369
*	Charoen Pokphand Foods PCL	31,480,400	26,326
*	Bangkok Dusit Medical Services PCL	56,486,000	25,928
^	Big C Supercenter PCL	4,351,800	25,606
*	Thai Oil PCL	15,027,400	24,302
	Charoen Pokphand Foods PCL (Foreign)	27,394,400	22,076
*	PTT Global Chemical	9,298,900	20,072
*	True Corp. PCL	94,579,900	19,801
*	Thai Union Frozen Products PCL	8,923,000	19,336
*	Banpu PCL (Local)	20,700,500	19,229
*	Electricity Generating PCL	4,513,500	18,357
	Land and Houses PCL	52,885,100	16,228
^	IRPC PCL (Foreign)	138,017,360	15,715
	Glow Energy PCL (Foreign)	6,482,855	15,596
*	Siam City Cement PCL (Local)	1,249,883	14,930
^	Indorama Ventures PCL	19,164,164	14,130
*	Delta Electronics Thailand PCL	7,831,100	13,834
^	Ratchaburi Electricity Generating Holding PCL	7,573,400	12,478
*	BEC World PCL	6,168,100	10,448
*	Berli Jucker PCL	6,513,000	9,637

39

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	IRPC PCL	51,268,600	5,838
^	Siam Cement PCL NVDR	376,300	5,056
*	Thai Airways International PCL	8,863,100	3,568
*	Indorama Ventures	3,961,600	2,921
	Bank of Ayudhya PCL	1,776,107	2,073
*	Intouch Holdings PCL	509,200	1,317
*	Siam Cement PCL	11,600	156
			1,665,761
Turkey (1.9%)
	Turkiye Garanti Bankasi AS	37,454,183	137,970
	Akbank TAS	29,221,922	102,590
	BIM Birlesik Magazalar AS	4,125,013	95,488
*	Turkcell Iletisim Hizmetleri AS	14,493,560	84,649
	Turkiye Halk Bankasi AS	11,547,683	77,642
	Haci Omer Sabanci Holding AS (Bearer)	14,947,324	63,281
	Turkiye Is Bankasi	25,114,544	59,396
	Tupras Turkiye Petrol Rafinerileri AS	2,269,372	51,340
	KOC Holding AS	10,876,844	48,741
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	36,388,525	47,782
	Anadolu Efes Biracilik Ve Malt Sanayii AS	3,605,685	43,244
	Turkiye Vakiflar Bankasi Tao	19,019,173	39,943
	Eregli Demir ve Celik Fabrikalari TAS	24,598,965	34,229
	Yapi ve Kredi Bankasi AS	15,518,732	32,445
	Turk Hava Yollari	9,593,289	30,802
	Coca-Cola Icecek AS	1,249,862	29,354
	Turk Telekomunikasyon AS	9,515,162	28,640
	Enka Insaat ve Sanayi AS	7,159,939	21,765
	TAV Havalimanlari Holding AS	2,618,932	21,028
	Ulker Biskuvi Sanayi AS	2,706,052	20,737
	Arcelik AS	3,058,040	18,902
*	Ford Otomotiv Sanayi AS	1,309,187	14,814
	Tofas Turk Otomobil Fabrikasi AS	2,150,571	13,200
	Turkiye Sise ve Cam Fabrikalari AS	7,829,841	9,828
	Koza Altin Isletmeleri AS	800,427	8,027
	Aselsan Elektronik Sanayi Ve Ticaret AS	1,736,374	7,732
			1,143,569
United Arab Emirates (1.0%)
*	Emaar Properties PJSC	52,882,706	157,263
	First Gulf Bank PJSC	17,255,078	81,562
*	Arabtec Holding Co.	27,251,399	66,663
	Aldar Properties PJSC	55,970,187	61,412
	DP World Ltd.	2,936,792	54,366
*	Union National Bank PJSC	18,647,279	36,542
	Dubai Financial Market	34,745,042	34,547
	Dubai Islamic Bank PJSC	12,209,316	22,600
	Air Arabia PJSC	47,857,508	17,252
	Waha Capital PJSC	17,028,890	13,959
*	Dana Gas PJSC	55,802,470	13,074
	Dubai Investments PJSC	7,580,798	9,016

			568,256
Total Common Stocks (Cost $58,410,556)			59,065,454

40

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2014

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (2.4%)[1]
Money Market Fund (2.4%)
4,5	Vanguard Market Liquidity Fund	0.124%		1,391,019,000	1,391,019
				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
6,7	Federal Home Loan Bank Discount Notes	0.120%	5/23/14	4,800	4,800
6,7	Federal Home Loan Bank Discount Notes	0.050%	5/30/14	6,000	6,000
6	Federal Home Loan Bank Discount Notes	0.077%	6/13/14	500	500
6,7	Federal Home Loan Bank Discount Notes	0.060%	6/20/14	8,000	7,999
6,7	Federal Home Loan Bank Discount Notes	0.075%	6/24/14	2,500	2,500
6,7	Federal Home Loan Bank Discount Notes	0.068%	7/2/14	1,000	1,000

					22,799
Total Temporary Cash Investments (Cost $1,413,818)					1,413,818
Total Investments (102.0%) (Cost $59,824,374)					60,479,272
Other Assets and Liabilities—Net (-2.0%)[5]					(1,214,858)
Net Assets (100%)					59,264,414

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $979,930,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.0%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the aggregate value of these securities was $93,151,000, representing
0.2% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $1,059,556,000 of collateral received for securities on loan.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $16,999,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

41

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA722 062014

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Australia (2.9%)
Commonwealth Bank of Australia	190,484	14,012
BHP Billiton Ltd.	381,142	13,423
Westpac Banking Corp.	361,236	11,832
Australia & New Zealand Banking Group Ltd.	323,510	10,403
National Australia Bank Ltd.	273,371	9,001
Wesfarmers Ltd.	142,165	5,658
Woolworths Ltd.	144,944	5,037
CSL Ltd.	61,095	3,895
Woodside Petroleum Ltd.	90,057	3,423
Rio Tinto Ltd.	52,516	3,029
Telstra Corp. Ltd.	509,218	2,476
Westfield Group	240,404	2,453
Macquarie Group Ltd.	44,770	2,412
Brambles Ltd.	224,766	1,976
Suncorp Group Ltd.	154,453	1,876
Origin Energy Ltd.	125,813	1,748
AMP Ltd.	337,786	1,590
QBE Insurance Group Ltd.	141,119	1,523
Insurance Australia Group Ltd.	274,669	1,468
Santos Ltd.	107,439	1,378
Amcor Ltd.	137,521	1,320
Aurizon Holdings Ltd.	236,561	1,142
Transurban Group	164,075	1,108
Westfield Retail Trust	358,074	1,064
Oil Search Ltd.	128,220	1,062
Orica Ltd.	49,245	1,005
Stockland	265,761	963
Fortescue Metals Group Ltd.	195,781	926
* Newcrest Mining Ltd.	94,110	918
AGL Energy Ltd.	61,899	909
Goodman Group	185,147	860
Sonic Healthcare Ltd.	47,847	789
GPT Group	212,876	777
Lend Lease Group	61,094	738
ASX Ltd.	21,585	714
Mirvac Group	412,091	672
Toll Holdings Ltd.	136,282	672
Dexus Property Group	622,693	659
James Hardie Industries plc	50,767	652
Crown Resorts Ltd.	41,628	623
Seek Ltd.	39,750	623
Asciano Ltd.	120,517	608
Ramsay Health Care Ltd.	14,235	595
Computershare Ltd.	50,792	585
Coca-Cola Amatil Ltd.	65,595	566
APA Group	90,953	564
WorleyParsons Ltd.	32,556	511
Incitec Pivot Ltd.	188,799	507
Bendigo and Adelaide Bank Ltd.	45,262	485
Iluka Resources Ltd.	55,499	461
ALS Ltd.	65,146	456
Sydney Airport	114,764	451
Challenger Ltd.	67,101	441
Bank of Queensland Ltd.	37,855	433
Boral Ltd.	79,868	424
* Alumina Ltd.	329,802	414
* BlueScope Steel Ltd.	64,778	392
DUET Group	193,504	391
Flight Centre Travel Group Ltd.	7,692	386
CFS Retail Property Trust Group	205,742	385
Federation Centres Ltd.	160,596	373

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	REA Group Ltd.	8,499	371
	Leighton Holdings Ltd.	20,680	368
	Tatts Group Ltd.	130,466	367
	carsales.com Ltd.	35,013	355
	Navitas Ltd.	50,787	348
	Cochlear Ltd.	6,278	343
	Spark Infrastructure Group	208,073	342
	Primary Health Care Ltd.	69,027	302
	Aristocrat Leisure Ltd.	61,333	288
	Metcash Ltd.	111,007	287
	Caltex Australia Ltd.	13,576	282
	Ansell Ltd.	16,247	274
	Treasury Wine Estates Ltd.	73,998	264
*	Recall Holdings Ltd.	56,290	238
	SP AusNet	181,140	236
	Echo Entertainment Group Ltd.	89,226	235
	Arrium Ltd.	207,759	232
	Iress Ltd.	29,801	230
	Downer EDI Ltd.	48,744	228
*	Australian Agricultural Co. Ltd.	187,667	223
	DuluxGroup Ltd.	41,778	223
	Australand Property Group	55,023	219
	Tabcorp Holdings Ltd.	62,437	216
	Goodman Fielder Ltd.	343,854	216
	Harvey Norman Holdings Ltd.	69,041	211
	GrainCorp Ltd. Class A	25,389	209
	Investa Office Fund	66,681	208
	Beach Energy Ltd.	126,692	203
*	Senex Energy Ltd.	319,614	199
	IOOF Holdings Ltd.	24,361	193
	Fairfax Media Ltd.	209,633	192
	GUD Holdings Ltd.	38,191	190
	David Jones Ltd.	51,454	188
	Perpetual Ltd.	4,177	183
	JB Hi-Fi Ltd.	9,939	179
	Orora Ltd.	137,521	178
*	Aurora Oil & Gas Ltd.	46,746	178
^	Monadelphous Group Ltd.	10,830	177
	CSR Ltd.	51,050	174
	Charter Hall Retail REIT	45,936	165
	Qube Holdings Ltd.	79,502	165
*	Aveo Group	83,081	157
	TPG Telecom Ltd.	28,191	156
	Skilled Group Ltd.	60,819	156
	Adelaide Brighton Ltd.	42,509	155
*	Sims Metal Management Ltd.	16,417	150
	Reject Shop Ltd.	15,756	147
	Super Retail Group Ltd.	15,235	144
	UGL Ltd.	22,674	143
	Platinum Asset Management Ltd.	23,151	142
	Sigma Pharmaceuticals Ltd.	209,696	141
	G8 Education Ltd.	32,202	140
	NIB Holdings Ltd.	54,642	140
	Myer Holdings Ltd.	66,718	138
*	Qantas Airways Ltd.	120,248	137
	Mineral Resources Ltd.	12,467	135
	Macquarie Atlas Roads Group	46,246	134
*	Transpacific Industries Group Ltd.	126,486	132
	OZ Minerals Ltd.	36,865	127
	Magellan Financial Group Ltd.	10,670	125
	Breville Group Ltd.	14,492	124
	Cromwell Property Group	133,608	123
	Domino's Pizza Enterprises Ltd.	6,516	120
	Bradken Ltd.	29,923	118

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Invocare Ltd.	11,763	117
	UXC Ltd.	147,016	115
	New Hope Corp. Ltd.	38,080	111
	iiNET Ltd.	15,143	101
	BWP Trust	43,367	101
*	Mesoblast Ltd.	23,196	101
	Charter Hall Group	25,616	100
	Seven West Media Ltd.	57,269	99
	Ardent Leisure Group	37,877	94
*,^	Whitehaven Coal Ltd.	67,077	91
	Envestra Ltd.	83,698	91
	M2 Group Ltd.	16,981	89
	Shopping Centres Australasia Property Group	53,266	86
	Western Areas Ltd.	21,942	85
	PanAust Ltd.	55,538	83
	SAI Global Ltd.	20,532	82
	Mermaid Marine Australia Ltd.	40,368	80
	Independence Group NL	19,752	80
	Automotive Holdings Group Ltd.	21,030	78
	Evolution Mining Ltd.	96,551	77
	GWA Group Ltd.	29,796	75
	Regis Resources Ltd.	32,830	74
*	Sandfire Resources NL	13,952	74
	Mount Gibson Iron Ltd.	105,993	72
	Cardno Ltd.	10,889	71
	ARB Corp. Ltd.	5,897	67
*	Syrah Resources Ltd.	17,825	64
	Sirtex Medical Ltd.	4,360	64
*	AWE Ltd.	42,522	62
*,^	Cudeco Ltd.	35,034	61
	Premier Investments Ltd.	6,600	61
*	APN News & Media Ltd.	91,628	60
	BT Investment Management Ltd.	9,562	60
*	Ten Network Holdings Ltd.	229,769	58
	Ainsworth Game Technology Ltd.	14,747	57
	Northern Star Resources Ltd.	51,507	56
	Tassal Group Ltd.	14,474	56
*,^	Troy Resources Ltd.	60,145	55
*	Sundance Energy Australia Ltd.	55,714	54
*	Technology One Ltd.	22,813	54
	Atlas Iron Ltd.	61,964	53
	Tox Free Solutions Ltd.	16,304	52
	Southern Cross Media Group Ltd.	43,760	52
*	Transfield Services Ltd.	57,532	51
	FlexiGroup Ltd.	14,142	51
	Amcom Telecommunications Ltd.	25,991	51
	Seven Group Holdings Ltd.	6,568	50
	Village Roadshow Ltd.	7,604	50
	Cedar Woods Properties Ltd.	7,313	49
	Virtus Health Ltd.	7,125	49
*	Steadfast Group Ltd.	34,009	48
*	Beadell Resources Ltd.	77,976	48
	Retail Food Group Ltd.	12,157	47
*	Platinum Capital Ltd.	30,543	47
*	Energy Resources of Australia Ltd.	38,157	47
	Cabcharge Australia Ltd.	13,013	47
*	Papillon Resources Ltd.	38,363	47
*	Buru Energy Ltd.	42,599	46
*	Mayne Pharma Group Ltd.	58,455	46
	RCR Tomlinson Ltd.	18,116	46
*	Silex Systems Ltd.	27,204	46
*	Karoon Gas Australia Ltd.	19,935	46
*	Tiger Resources Ltd.	135,207	45
	McMillan Shakespeare Ltd.	4,958	45

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	Sundance Resources Ltd.	523,712	44
*	NEXTDC Ltd.	25,198	43
	Nufarm Ltd.	10,866	42
*	Sirius Resources NL	16,659	42
	Pacific Brands Ltd.	86,743	41
*	Aquila Resources Ltd.	16,696	39
*,^	Linc Energy Ltd.	33,594	32
*	Macmahon Holdings Ltd.	314,164	31
*	Resolute Mining Ltd.	53,798	30
*	Medusa Mining Ltd.	17,452	29
	NRW Holdings Ltd.	24,486	26
*	Drillsearch Energy Ltd.	16,393	25
*	Energy World Corp. Ltd.	66,725	18
*	Paladin Energy Ltd.	42,266	17
*,^	Lynas Corp. Ltd.	111,800	17
	Ausdrill Ltd.	19,488	17
*	Silver Lake Resources Ltd.	36,487	14
*	Perseus Mining Ltd.	41,674	14
*	Billabong International Ltd.	27,566	12
*,^	Boart Longyear Ltd.	41,694	11
*	Coalspur Mines Ltd.	29,796	5
			144,124
Austria (0.1%)
	Erste Group Bank AG	32,649	1,098
	Voestalpine AG	18,290	835
	OMV AG	16,201	757
	Andritz AG	8,191	509
	IMMOFINANZ AG	133,520	496
	Raiffeisen Bank International AG	12,869	407
	Wienerberger AG	20,167	374
	Atrium European Real Estate Ltd.	41,152	237
	Vienna Insurance Group AG Wiener Versicherung Gruppe	4,320	231
	Telekom Austria AG	22,628	225
	Schoeller-Bleckmann Oilfield Equipment AG	1,452	185
^	Oesterreichische Post AG	2,849	146
*	BUWOG AG	6,676	123
	CA Immobilien Anlagen AG	6,058	115
^	Verbund AG	5,556	108
*	Mayr Melnhof Karton AG	708	90
	RHI AG	2,157	75
	Flughafen Wien AG	734	72
	Zumtobel AG	2,692	56
	Strabag SE	1,787	50
			6,189
Belgium (0.5%)
	Anheuser-Busch InBev NV	96,280	10,494
	KBC Groep NV	31,872	1,945
	Ageas	40,288	1,734
^	Umicore SA	21,775	1,067
	UCB SA	12,956	1,063
	Solvay SA Class A	6,137	995
	Delhaize Group SA	11,531	859
	Groupe Bruxelles Lambert SA	6,546	662
	Belgacom SA	15,854	485
	Sofina SA	3,883	466
	Colruyt SA	7,369	417
	Ackermans & van Haaren NV	2,684	347
	Telenet Group Holding NV	4,319	253
	Cofinimmo	1,856	227
	EVS Broadcast Equipment SA	3,497	221
*	bpost SA	9,693	218
	Cie d'Entreprises CFE	1,711	189
	Arseus NV	3,167	179

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Befimmo SA	2,451	179
	NV Bekaert SA	3,709	151
	Melexis NV	3,442	138
*,^	ThromboGenics NV	4,042	129
	D'ieteren SA	1,939	90
^	Nyrstar (Voting Shares)	21,066	84
*	KBC Ancora	2,239	82
*	AGFA-Gevaert NV	18,029	69
	Mobistar SA	3,114	61
	Elia System Operator SA	1,101	58
	Gimv NV	1,096	57
	Barco NV	689	51
	Cie Maritime Belge SA	1,632	49
*	Euronav NV	4,007	48
*	RHJ International	9,317	46
	Econocom Group	3,691	40
			23,153
Brazil (1.1%)
	Itau Unibanco Holding SA Preference Shares	210,360	3,472
	Petroleo Brasileiro SA Preference Shares	446,592	3,319
	AMBEV SA	369,700	2,703
	BRF SA	104,224	2,360
	Banco Bradesco SA ADR	148,687	2,211
	Petroleo Brasileiro SA	308,346	2,161
	Banco Bradesco SA Preference Shares	127,670	1,900
	Vale SA Preference Shares	151,200	1,792
	Itau Unibanco Holding SA ADR	95,059	1,555
	Cielo SA	81,310	1,440
	Itausa - Investimentos Itau SA Preference Shares	322,284	1,416
	AMBEV SA ADR	185,701	1,346
	Banco do Brasil SA	118,393	1,243
	Petroleo Brasileiro SA ADR	89,018	1,236
	Vale SA	90,048	1,187
	BM&FBovespa SA	230,850	1,180
	Ultrapar Participacoes SA	46,448	1,166
	Vale SA Class B ADR	82,584	1,092
	Vale SA Class B Pfd. ADR	82,111	975
	Banco Bradesco SA	60,710	932
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	17,412	824
	BB Seguridade Participacoes SA	67,739	794
	Embraer SA ADR	22,882	787
	CCR SA	100,000	783
	Telefonica Brasil SA Preference Shares	36,480	766
	Banco Santander Brasil SA	105,700	706
	Kroton Educacional SA	27,065	580
	Cia Energetica de Minas Gerais Preference Shares	72,400	552
	Souza Cruz SA	51,900	474
	BR Malls Participacoes SA	49,400	425
	Gerdau SA Preference Shares	68,900	413
	Lojas Renner SA	14,000	412
	Cia de Saneamento Basico do Estado de Sao Paulo	42,500	403
	Grupo BTG Pactual	29,300	400
	Natura Cosmeticos SA	22,600	387
	Itau Unibanco Holding SA	23,920	368
	WEG SA	29,961	362
	Tractebel Energia SA	23,500	349
	Tim Participacoes SA	61,500	334
	CETIP SA - Mercados Organizados	25,607	326
	Anhanguera Educacional Participacoes SA	51,000	316
	Hypermarcas SA	42,212	311
	Lojas Americanas SA Preference Shares	40,631	308
	Estacio Participacoes SA	27,100	290
*	Klabin SA	55,200	290
	Petroleo Brasileiro SA ADR Type A	19,355	286

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014
			Market
			Value
		Shares	($000)
	Cia Energetica de Minas Gerais	35,922	276
	Totvs SA	15,600	255
	Cia Energetica de Sao Paulo Preference Shares	21,185	251
	M Dias Branco SA	5,800	251
*	JBS SA	70,298	243
	Raia Drogasil SA	28,200	240
	Localiza Rent a Car SA	16,000	239
*	Qualicorp SA	24,400	237
	CPFL Energia SA	27,900	237
	Banco do Estado do Rio Grande do Sul SA Preference Shares	41,963	235
*	Fibria Celulose SA	23,300	232
	Metalurgica Gerdau SA Preference Shares Class A	30,900	224
	Cia Siderurgica Nacional SA ADR	55,570	215
	Gerdau SA ADR	34,726	209
	ALL - America Latina Logistica SA	52,200	207
	Bradespar SA Preference Shares	23,800	206
	Tim Participacoes SA ADR	6,700	180
	EcoRodovias Infraestrutura e Logistica SA	29,800	178
*	Usinas Siderurgicas de Minas Gerais SA Preference Shares	44,700	175
	Cosan SA Industria e Comercio	9,900	170
	MRV Engenharia e Participacoes SA	52,900	167
	Cia Hering	15,700	166
	Cia Paranaense de Energia Preference Shares	11,500	165
	Centrais Eletricas Brasileiras SA Preference Shares	28,700	162
	BR Properties SA	18,900	151
	Porto Seguro SA	10,272	150
*	PDG Realty SA Empreendimentos e Participacoes	240,800	148
	Lojas Americanas SA	22,976	147
	Cia Energetica de Minas Gerais ADR	19,000	143
	Multiplan Empreendimentos Imobiliarios SA	6,300	139
	Braskem SA Preference Shares	20,350	139
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	22,898	139
	Odontoprev SA	31,100	125
	Mills Estruturas e Servicos de Engenharia SA	9,400	119
	Duratex SA	26,571	115
	Sul America SA	15,609	114
	AES Tiete SA Preference Shares	13,700	108
	Suzano Papel e Celulose SA Preference Shares Class A	32,334	105
	Diagnosticos da America SA	17,700	105
	EDP - Energias do Brasil SA	23,600	103
	Cia Siderurgica Nacional SA	25,900	99
	Equatorial Energia SA	10,400	95
	Centrais Eletricas Brasileiras SA	26,900	94
	Cia de Saneamento de Minas Gerais-COPASA	5,900	92
^	Oi SA ADR	98,174	91
*	B2W Cia Digital	8,200	91
	Marcopolo SA Preference Shares	49,400	91
	Transmissora Alianca de Energia Eletrica SA	10,127	91
	Smiles SA	4,700	89
	Arteris SA	10,500	87
*	Prumo Logistica SA	151,000	80
	Sao Martinho SA	5,100	76
*	Gol Linhas Aereas Inteligentes SA Preference Shares	11,700	75
	Gafisa SA	40,500	66
	Alpargatas SA Preference Shares	13,189	65
*	Ez Tec Empreendimentos e Participacoes SA	5,300	65
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	3,800	59
	Iochpe-Maxion SA	6,300	57
	Multiplus SA	4,400	56
	Cia de Gas de Sao Paulo Preference Shares Class A	2,500	55
	Alupar Investimento SA	7,700	55
	Linx SA	2,500	55
	Helbor Empreendimentos SA	15,730	54
	Cia Paranaense de Energia	5,400	53

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Iguatemi Empresa de Shopping Centers SA	5,300	53
	Mahle-Metal Leve SA Industria e Comercio	5,200	51
	Guararapes Confeccoes SA	1,100	51
	Aliansce Shopping Centers SA	6,200	51
	Fleury SA	7,600	51
	JSL SA	9,200	50
	Randon Participacoes SA Preference Shares	15,250	49
*	Even Construtora e Incorporadora SA	15,000	48
	SLC Agricola SA	6,300	48
	Gerdau SA	9,800	47
	QGEP Participacoes SA	11,900	46
	International Meal Co. Holdings SA	5,600	44
	Direcional Engenharia SA	9,000	44
	Grendene SA	6,900	44
	Tecnisa SA	13,900	43
	Light SA	5,273	42
	Sonae Sierra Brasil SA	5,200	42
	Arezzo Industria e Comercio SA	3,700	41
*	LPS Brasil Consultoria de Imoveis SA	8,200	41
	Brasil Brokers Participacoes SA	20,300	40
	Abril Educacao SA	3,100	40
	Magnesita Refratarios SA	18,300	39
*	Usinas Siderurgicas de Minas Gerais SA	10,800	39
	AES Tiete SA	5,800	38
*	Marfrig Global Foods SA	18,200	34
	Oi SA	32,250	32
	JHSF Participacoes SA	18,800	31
	Marisa Lojas SA	4,500	30
	Brasil Insurance Participacoes e Administracao SA	6,800	30
*	Contax Participacoes SA	4,000	30
	Santos Brasil Participacoes SA	3,200	26
*	Rossi Residencial SA	34,952	25
	Tereos Internacional SA	28,293	23
*	Brasil Pharma SA	12,200	20
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	4,608	19
	Cia Energetica do Ceara Preference Shares	1,119	18
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	1,573	17
	Eneva SA	22,345	12
	Oi SA Preference Shares	9,610	9
*	Klabin SA Rights Exp. 5/23/2014	1,673	—
*	AMBEV SA Rights Exp. 5/29/2014	517	—
*	Cia de Gas de Sao Paulo COMGAS Rights Exp. 5/28/2014	42	—
			57,331
Canada (3.7%)
	Royal Bank of Canada	169,904	11,339
	Toronto-Dominion Bank	218,480	10,511
	Bank of Nova Scotia	139,975	8,505
	Suncor Energy Inc.	177,244	6,837
	Canadian Natural Resources Ltd.	130,360	5,312
	Canadian National Railway Co.	88,966	5,211
^	Bank of Montreal (XTSE)	72,229	4,979
*	Valeant Pharmaceuticals International Inc.	36,500	4,881
	Enbridge Inc.	96,080	4,636
	Canadian Imperial Bank of Commerce	46,536	4,149
	Manulife Financial Corp.	216,400	4,063
	TransCanada Corp.	83,278	3,881
	Potash Corp. of Saskatchewan Inc.	103,396	3,738
	Brookfield Asset Management Inc. Class A	84,526	3,548
	Canadian Pacific Railway Ltd.	20,174	3,150
	Cenovus Energy Inc.	86,874	2,588
	Magna International Inc.	26,260	2,573
	Sun Life Financial Inc.	69,014	2,336
	Goldcorp Inc.	93,586	2,311
	Barrick Gold Corp. (XTSE)	125,008	2,182

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Agrium Inc.	21,651	2,079
	Encana Corp.	89,480	2,073
	Rogers Communications Inc. Class B	44,900	1,783
^	Crescent Point Energy Corp.	43,400	1,766
	Tim Hortons Inc.	28,193	1,546
	Thomson Reuters Corp.	42,601	1,542
^	Canadian Utilities Ltd. Class A	41,276	1,525
	National Bank of Canada	36,260	1,505
^	Pembina Pipeline Corp.	37,800	1,485
	Imperial Oil Ltd.	29,490	1,440
	First Quantum Minerals Ltd.	68,329	1,361
	Teck Resources Ltd. Class B	59,010	1,345
	Alimentation Couche Tard Inc. Class B	46,200	1,302
*	CGI Group Inc. Class A	34,574	1,247
	Talisman Energy Inc.	120,066	1,241
	Keyera Corp.	18,232	1,213
	Canadian Oil Sands Ltd.	55,900	1,212
	BCE Inc.	26,800	1,193
^	Loblaw Cos. Ltd.	26,936	1,171
	Power Corp. of Canada	39,090	1,101
	Silver Wheaton Corp.	49,100	1,089
	Husky Energy Inc.	32,760	1,071
	Cameco Corp.	49,714	1,058
	Fairfax Financial Holdings Ltd.	2,400	1,046
^	ARC Resources Ltd.	34,900	1,035
	Shaw Communications Inc. Class B	42,420	1,028
	Great-West Lifeco Inc.	36,100	1,016
	Intact Financial Corp.	15,000	985
*	Catamaran Corp.	25,802	980
*	Tourmaline Oil Corp.	18,300	948
	SNC-Lavalin Group Inc.	19,000	862
	Power Financial Corp.	26,760	850
	TELUS Corp.	23,100	814
	Franco-Nevada Corp.	16,100	776
	Saputo Inc.	14,300	765
^	Canadian Tire Corp. Ltd. Class A	7,700	756
	Methanex Corp.	11,000	681
	Open Text Corp.	13,800	681
^	Vermilion Energy Inc.	10,100	672
	Gildan Activewear Inc.	13,100	670
	Agnico Eagle Mines Ltd.	22,658	669
	Pacific Rubiales Energy Corp.	40,865	667
	Artis REIT	45,000	656
	Yamana Gold Inc.	86,700	649
	Metro Inc.	9,850	607
	Fortis Inc.	20,000	588
^	Baytex Energy Corp.	13,900	579
^	Enerplus Corp.	25,400	563
*	Kinross Gold Corp.	134,449	546
^	Allied Properties REIT	17,400	543
	Dollarama Inc.	6,500	541
	Precision Drilling Corp.	40,900	532
	TMX Group Ltd.	9,964	525
	Onex Corp.	9,100	520
	Bombardier Inc. Class B	128,600	517
^	Home Capital Group Inc. Class B	12,200	515
	Progressive Waste Solutions Ltd.	21,100	514
	IGM Financial Inc.	10,300	513
	Peyto Exploration & Development Corp.	13,900	512
*	MEG Energy Corp.	14,200	511
	Morguard REIT	33,157	509
	Finning International Inc.	18,700	505
	Eldorado Gold Corp.	82,805	505
^	AltaGas Ltd.	11,800	503

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Penn West Petroleum Ltd.	55,600	503
	CI Financial Corp.	15,200	494
*	BlackBerry Ltd.	61,072	466
	Industrial Alliance Insurance & Financial Services Inc.	10,500	433
*	Osisko Mining Corp.	60,300	432
	Constellation Software Inc.	1,900	421
*	Turquoise Hill Resources Ltd.	106,269	413
	George Weston Ltd.	5,400	407
^	Pengrowth Energy Corp.	61,600	400
	Cominar REIT	22,492	390
*	New Gold Inc.	73,400	371
	TransAlta Corp.	29,960	366
*	Athabasca Oil Corp.	48,500	360
	Atco Ltd.	7,200	351
	Empire Co. Ltd.	5,500	348
	CAE Inc.	25,300	334
	West Fraser Timber Co. Ltd.	7,400	331
^	RioCan REIT	13,100	325
*	Paramount Resources Ltd. Class A	5,900	321
	Stantec Inc.	5,300	314
	Linamar Corp.	6,200	310
	CCL Industries Inc. Class B	3,300	300
^	Bonavista Energy Corp.	19,000	298
^	Emera Inc.	9,600	297
	Gibson Energy Inc.	11,100	296
	Canadian Western Bank	8,700	295
^	Whitecap Resources Inc.	22,300	294
^	Trilogy Energy Corp.	10,700	293
	MacDonald Dettwiler & Associates Ltd.	3,700	287
	FirstService Corp.	5,800	286
^	Veresen Inc.	19,300	285
*	Tahoe Resources Inc.	12,800	285
	H&R REIT	13,403	282
	Aimia Inc.	17,300	279
	ShawCor Ltd.	6,200	276
*	B2Gold Corp.	91,136	262
^	Ritchie Bros Auctioneers Inc.	10,200	255
	Russel Metals Inc.	8,600	253
*	Element Financial Corp.	20,300	243
	WSP Global Inc.	7,061	242
	Barrick Gold Corp. (XNYS)	13,726	240
*	Lundin Mining Corp.	46,900	240
	Davis & Henderson Corp.	8,100	235
	Trican Well Service Ltd.	16,200	232
^	Bank of Montreal	3,309	228
	Corus Entertainment Inc. Class B	9,700	218
	Westshore Terminals Investment Corp.	6,700	218
	Quebecor Inc. Class B	9,200	217
	TransForce Inc.	9,800	214
*	Canfor Corp.	9,400	213
*	NuVista Energy Ltd.	21,000	210
	Secure Energy Services Inc.	11,600	208
	Alamos Gold Inc.	21,900	205
	Capital Power Corp.	9,100	204
	Pan American Silver Corp.	15,724	204
	Cineplex Inc.	5,400	204
	Maple Leaf Foods Inc.	12,300	203
*	ATS Automation Tooling Systems Inc.	15,000	194
*	Imax Corp.	7,400	190
	Ensign Energy Services Inc.	11,900	187
	RONA Inc.	18,500	187
^	Extendicare Inc.	30,200	186
*	Detour Gold Corp.	18,400	183
	Genworth MI Canada Inc.	5,200	182

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	Great Canadian Gaming Corp.	13,100	181
	Pason Systems Inc.	6,500	181
^	Mullen Group Ltd.	6,600	179
	IAMGOLD Corp.	50,600	176
	Trinidad Drilling Ltd.	15,600	174
	Jean Coutu Group PJC Inc. Class A	8,500	171
^	Canadian Energy Services & Technology Corp.	5,800	171
	Toromont Industries Ltd.	6,700	166
	SEMAFO Inc.	43,200	162
*	Celestica Inc.	14,500	161
	HudBay Minerals Inc.	18,465	158
*	Bellatrix Exploration Ltd.	16,100	157
	Martinrea International Inc.	15,500	156
	Cogeco Cable Inc.	2,800	153
^	Superior Plus Corp.	12,700	153
	Bombardier Inc. Class A	37,100	150
	First Capital Realty Inc.	8,900	146
	Sherritt International Corp.	34,400	146
	Dundee REIT Class A	5,500	145
*	Bankers Petroleum Ltd.	26,500	144
	Laurentian Bank of Canada	3,200	137
	Canadian REIT	3,300	136
^	Boardwalk REIT	2,300	130
^	Northland Power Inc.	8,239	129
	Bonterra Energy Corp.	2,400	125
	AGF Management Ltd. Class B	11,100	124
*	Crew Energy Inc.	10,700	121
*	China Gold International Resources Corp. Ltd.	46,000	118
	Chartwell Retirement Residences	12,400	118
	AuRico Gold Inc.	28,000	116
^	Lightstream Resources Ltd.	18,335	110
	Black Diamond Group Ltd.	3,500	110
	Enerflex Ltd.	6,900	110
	Stella-Jones Inc.	4,000	109
*	Kelt Exploration Ltd.	8,700	109
	Centerra Gold Inc.	21,000	108
	Calfrac Well Services Ltd.	3,100	107
*	Dundee Corp. Class A	7,200	105
	Calloway REIT	4,300	105
	Innergex Renewable Energy Inc.	10,400	101
^	First National Financial Corp.	4,600	100
*	Dream Unlimited Corp.	7,200	98
^	Just Energy Group Inc.	12,300	98
^	Bell Aliant Inc.	3,900	96
*	Imperial Metals Corp.	7,400	94
	Manitoba Telecom Services Inc.	3,400	94
	Dorel Industries Inc. Class B	2,600	93
*	NovaGold Resources Inc.	26,200	92
*	Avigilon Corp.	3,900	92
	Algonquin Power & Utilities Corp.	12,700	91
	Aecon Group Inc.	5,400	91
	North West Co. Inc.	4,000	88
*,^	Thompson Creek Metals Co. Inc.	32,700	88
	Transcontinental Inc. Class A	6,000	87
*	First Majestic Silver Corp.	9,200	87
	Parkland Fuel Corp.	4,700	87
*	Legacy Oil & Gas Inc.	10,800	84
*,^	Westport Innovations Inc.	6,300	83
	Hudson's Bay Co.	5,200	82
*	Torex Gold Resources Inc.	72,182	80
	Canadian Apartment Properties REIT	4,100	79
*	Advantage Oil & Gas Ltd.	12,300	78
*	Birchcliff Energy Ltd.	6,600	77
*	OceanaGold Corp.	29,200	74

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*,^	Pretium Resources Inc.	10,800	70
	Cott Corp.	8,600	70
*	Capstone Mining Corp.	26,300	69
*,^	Silver Standard Resources Inc.	6,500	64
	Canaccord Genuity Group Inc.	7,400	64
^	Canexus Corp.	14,100	62
	Torstar Corp. Class B	10,400	62
	Savanna Energy Services Corp.	7,300	59
*	Dominion Diamond Corp.	4,700	59
	Norbord Inc.	2,300	56
*	BlackPearl Resources Inc.	20,000	56
	Reitmans Canada Ltd. Class A	8,700	53
*	Denison Mines Corp.	38,200	52
	Nevsun Resources Ltd.	14,300	52
*	Endeavour Silver Corp.	10,800	49
	Major Drilling Group International Inc.	6,000	47
*	Continental Gold Ltd.	13,000	46
	Sprott Inc.	15,600	46
*	Argonaut Gold Inc.	12,000	44
*	Dundee Precious Metals Inc.	11,000	37
^	Atlantic Power Corp.	11,600	35
	Alacer Gold Corp.	14,100	34
	Silvercorp Metals Inc.	10,900	23
	Wi-Lan Inc.	6,100	19
*	Torex Gold Resources Inc Warrants	10,991	1
			184,232
Chile (0.2%)
	Empresa Nacional de Electricidad SA ADR	16,752	738
	Banco de Chile	3,938,115	509
	Empresas COPEC SA	37,451	490
	Enersis SA	1,505,735	487
	SACI Falabella	54,357	464
	Latam Airlines Group SA (Santiago Shares)	25,854	395
	Cencosud SA	117,208	389
	Banco Santander Chile	5,672,801	343
	Banco Santander Chile ADR	13,039	316
	Empresas CMPC SA	125,378	282
	Empresa Nacional de Electricidad SA	167,940	248
	Corpbanca SA	20,346,293	239
	Banco de Credito e Inversiones	4,042	224
	Vina Concha y Toro SA	102,740	218
	Cia Cervecerias Unidas SA	16,775	198
	Aguas Andinas SA Class A	297,215	184
	Enersis SA ADR	10,846	175
	Sociedad Quimica y Minera de Chile SA ADR	5,411	173
	Colbun SA	659,252	164
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	4,916	157
	Sociedad Matriz Banco de Chile Class B	495,744	152
	AES Gener SA	265,095	145
	Sonda SA	59,815	138
	Inversiones La Construccion SA	9,475	125
	Administradora de Fondos de Pensiones Habitat SA	81,126	113
	Parque Arauco SA	59,605	107
	ENTEL Chile SA	8,632	106
	CAP SA	5,685	85
	Besalco SA	88,861	77
	Ripley Corp. SA	116,780	76
	Embotelladora Andina SA Preference Shares	18,360	74
	Latam Airlines Group SA	4,562	66
	Inversiones Aguas Metropolitanas SA	36,076	60
	Sociedad Matriz SAAM SA	651,845	53
	Salfacorp SA	57,321	49
	E.CL SA	25,930	33

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	Cia Sud Americana de Vapores SA	583,637	28
			7,880
China (1.7%)
	Tencent Holdings Ltd.	109,736	6,909
	China Mobile Ltd.	627,861	5,976
	China Construction Bank Corp.	8,481,231	5,872
	Industrial & Commercial Bank of China Ltd.	8,530,245	5,097
	Bank of China Ltd.	9,176,800	4,043
	CNOOC Ltd.	1,960,656	3,241
	PetroChina Co. Ltd.	2,646,000	3,053
	China Petroleum & Chemical Corp.	3,064,314	2,720
	China Life Insurance Co. Ltd.	943,000	2,453
	Ping An Insurance Group Co. of China Ltd.	226,540	1,681
	China Shenhua Energy Co. Ltd.	536,000	1,456
	China Overseas Land & Investment Ltd.	526,480	1,296
	Agricultural Bank of China Ltd.	2,620,500	1,103
	Hengan International Group Co. Ltd.	104,054	1,097
	China Telecom Corp. Ltd.	2,064,034	1,056
	China Unicom Hong Kong Ltd.	653,574	1,002
	China Merchants Bank Co. Ltd.	553,272	991
	Lenovo Group Ltd.	766,000	873
	China Pacific Insurance Group Co. Ltd.	253,600	797
	Belle International Holdings Ltd.	684,000	711
	PICC Property & Casualty Co. Ltd.	504,466	667
	ENN Energy Holdings Ltd.	86,000	602
	Brilliance China Automotive Holdings Ltd.	384,000	593
	China Minsheng Banking Corp. Ltd.	572,300	577
	Bank of Communications Co. Ltd.	906,058	564
	China Resources Power Holdings Co. Ltd.	219,400	551
	China National Building Material Co. Ltd.	576,000	546
	Great Wall Motor Co. Ltd.	117,750	536
	Beijing Enterprises Holdings Ltd.	60,500	527
	China Resources Land Ltd.	250,000	516
	China CITIC Bank Corp. Ltd.	847,010	506
	China Oilfield Services Ltd.	210,000	503
	Kunlun Energy Co. Ltd.	322,000	503
	Dongfeng Motor Group Co. Ltd.	340,000	455
^	Anhui Conch Cement Co. Ltd.	121,500	454
	Tsingtao Brewery Co. Ltd.	60,823	444
	China Merchants Holdings International Co. Ltd.	136,000	427
	China Gas Holdings Ltd.	262,000	427
	China Longyuan Power Group Corp.	400,000	412
	China Vanke Co. Ltd. Class B	233,404	390
	China Everbright International Ltd.	310,000	389
	China Resources Enterprise Ltd.	134,000	382
*	GCL-Poly Energy Holdings Ltd.	1,261,000	379
*,^	Byd Co. Ltd.	69,000	373
	China State Construction International Holdings Ltd.	218,000	365
^	CITIC Pacific Ltd.	196,000	344
	GOME Electrical Appliances Holding Ltd.	1,797,720	339
	China Communications Construction Co. Ltd.	498,375	327
	CSPC Pharmaceutical Group Ltd.	389,978	325
	Beijing Enterprises Water Group Ltd.	500,000	318
2	People's Insurance Co. Group of China Ltd.	826,000	317
^	Evergrande Real Estate Group Ltd.	684,000	306
	Sino Biopharmaceutical Ltd.	384,000	301
	Sinopharm Group Co. Ltd.	113,600	300
	Shimao Property Holdings Ltd.	144,500	287
	Beijing Capital International Airport Co. Ltd.	406,000	283
	Guangdong Investment Ltd.	258,000	281
	Haier Electronics Group Co. Ltd.	114,000	280
	Huaneng Power International Inc.	276,000	270
^	Kingsoft Corp. Ltd.	87,000	270
*,^	China Cinda Asset Management Co. Ltd.	530,000	267

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Jiangxi Copper Co. Ltd.	154,000	255
*,^	Aluminum Corp. of China Ltd.	705,331	253
	Longfor Properties Co. Ltd.	195,000	252
*	Hunan Nonferrous Metal Corp. Ltd.	866,728	252
	China International Marine Containers Group Co. Ltd.	125,500	248
	Sihuan Pharmaceutical Holdings Group Ltd.	210,000	232
*	New China Life Insurance Co. Ltd.	76,534	226
*	China Taiping Insurance Holdings Co. Ltd.	141,200	225
^	China Coal Energy Co. Ltd.	408,000	221
	Guangzhou Automobile Group Co. Ltd.	209,857	212
	Shandong Weigao Group Medical Polymer Co. Ltd.	208,000	211
	COSCO Pacific Ltd.	152,000	204
	Sino-Ocean Land Holdings Ltd.	384,000	204
	CITIC Securities Co. Ltd.	101,000	203
	Zhuzhou CSR Times Electric Co. Ltd.	69,000	203
	Hangzhou Steam Turbine Co. Class B	192,557	202
	Guangdong Electric Power Development Co. Ltd. Class B	343,869	198
	Cosco International Holdings Ltd.	466,000	194
	Shenzhou International Group Holdings Ltd.	55,991	193
	Haitong Securities Co. Ltd.	137,200	192
*,^	China Huishan Dairy Holdings Co. Ltd.	841,401	192
	China Resources Gas Group Ltd.	64,000	190
	Fosun International Ltd.	152,500	185
	Geely Automobile Holdings Ltd.	525,000	183
	Country Garden Holdings Co. Ltd.	439,817	176
	Jiangsu Future Land Co. Ltd. Class B	339,800	168
	Inner Mongolia Yitai Coal Co. Ltd. Class B	131,204	165
*,^	Hanergy Solar Group Ltd.	1,140,000	164
	Shanghai Industrial Holdings Ltd.	51,000	158
	Chongqing Changan Automobile Co. Ltd. Class B	87,200	157
	Sinotrans Ltd.	283,000	157
	Weichai Power Co. Ltd.	44,600	156
	Jiangsu Expressway Co. Ltd.	138,000	155
	Yuexiu Property Co. Ltd.	799,200	155
*	Shunfeng Photovoltaic International Ltd.	120,000	155
	Guangzhou R&F Properties Co. Ltd.	117,400	154
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	45,000	153
	China Railway Construction Corp. Ltd.	182,626	152
	China Railway Group Ltd.	331,000	148
	ANTA Sports Products Ltd.	100,000	147
	CSR Corp. Ltd.	197,000	144
	Shanghai Electric Group Co. Ltd.	360,000	142
	Digital China Holdings Ltd.	152,000	141
*	China Shipping Development Co. Ltd.	256,000	141
	Biostime International Holdings Ltd.	21,000	140
*	ZTE Corp.	68,212	140
	Zhejiang Expressway Co. Ltd.	160,000	138
	Sunny Optical Technology Group Co. Ltd.	118,000	138
	Chongqing Rural Commercial Bank	314,000	138
	Kingboard Chemical Holdings Ltd.	72,000	138
	China Resources Cement Holdings Ltd.	196,000	136
	Zijin Mining Group Co. Ltd.	541,301	132
	Foshan Huaxin Packaging Co. Ltd. Class B	266,600	129
	China Everbright Ltd.	96,000	129
	Air China Ltd.	220,000	125
^	Yanzhou Coal Mining Co. Ltd.	166,000	125
^	China South City Holdings Ltd.	292,000	122
	Shanghai Pharmaceuticals Holding Co. Ltd.	64,800	119
	China Communications Services Corp. Ltd.	234,000	119
	Far East Horizon Ltd.	174,000	118
*	Great Wall Technology Co. Ltd.	302,000	117
	Tong Ren Tang Technologies Co. Ltd.	40,000	116
	Nine Dragons Paper Holdings Ltd.	173,000	114
	Agile Property Holdings Ltd.	140,000	114

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
2	Sinopec Engineering Group Co. Ltd.	101,135	113
	Weifu High-Technology Group Co. Ltd. Class B	34,600	113
*,^	China COSCO Holdings Co. Ltd.	276,500	110
	Haitian International Holdings Ltd.	54,000	109
	Intime Retail Group Co. Ltd.	110,000	108
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	160,380	107
	AviChina Industry & Technology Co. Ltd.	200,000	107
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	61,173	107
	Weiqiao Textile Co.	191,000	106
	Dah Chong Hong Holdings Ltd.	166,000	106
	China Shanshui Cement Group Ltd.	267,000	103
*,^	China Shipping Container Lines Co. Ltd.	426,000	102
	CIMC Enric Holdings Ltd.	70,000	102
*	China High Speed Transmission Equipment Group Co. Ltd.	145,000	101
	Zhongsheng Group Holdings Ltd.	82,000	100
	Greentown China Holdings Ltd.	97,879	99
*,^	China Modern Dairy Holdings Ltd.	227,000	97
*	Shenzhen Nanshan Power Co. Ltd. Class B	290,400	97
*	Shenzhen International Holdings Ltd.	80,000	97
*	Huadian Fuxin Energy Corp. Ltd.	204,000	95
	China BlueChemical Ltd.	176,000	95
	Fiyta Holdings Ltd. Class B	119,740	93
	Franshion Properties China Ltd.	294,000	93
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	58,237	89
	China Medical System Holdings Ltd.	74,000	88
	SOHO China Ltd.	106,000	84
	Sinopec Kantons Holdings Ltd.	90,000	84
	Huadian Power International Corp. Ltd.	152,000	83
	Golden Eagle Retail Group Ltd.	63,000	82
	Travelsky Technology Ltd.	106,000	81
	Greatview Aseptic Packaging Co. Ltd.	132,000	81
*	Beijing Jingneng Clean Energy Co. Ltd.	186,000	80
*,^	China Foods Ltd.	230,000	78
^	China Lumena New Materials Corp.	476,000	77
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	64,000	76
^	Tibet 5100 Water Resources Holdings Ltd.	191,000	76
	China Molybdenum Co. Ltd.	169,000	75
	Lao Feng Xiang Co. Ltd. Class B	30,400	75
	Huaneng Renewables Corp. Ltd.	242,000	75
^	NetDragon Websoft Inc.	43,500	74
	Lijun International Pharmaceutical Holding Co. Ltd.	180,000	74
	Sinopec Shanghai Petrochemical Co. Ltd.	300,000	73
	BBMG Corp.	103,500	73
*	Huishang Bank Corp. Ltd.	158,452	72
	China Suntien Green Energy Corp. Ltd.	209,000	71
	China Agri-Industries Holdings Ltd.	176,800	71
	Kaisa Group Holdings Ltd.	221,000	70
	Datang International Power Generation Co. Ltd.	188,000	70
	Dongfang Electric Corp. Ltd.	44,800	70
	CSG Holding Co. Ltd. Class B	90,105	70
*	Kingdee International Software Group Co. Ltd.	232,000	70
*	Coolpad Group Ltd.	160,000	69
*	Angang Steel Co. Ltd.	114,000	69
	China Singyes Solar Technologies Holdings Ltd.	47,000	69
*	Renhe Commercial Holdings Co. Ltd.	1,164,000	67
*	China Resources and Transportation Group Ltd.	1,500,000	66
*	Li Ning Co. Ltd.	93,000	65
	Baoxin Auto Group Ltd.	85,000	64
^	China Power International Development Ltd.	178,000	64
*	China Eastern Airlines Corp. Ltd.	202,000	62
*	Hua Han Bio-Pharmaceutical Holdings Ltd.	292,000	61
*	North Mining Shares Co. Ltd.	1,310,000	61
*,2	China Galaxy Securities Co. Ltd.	103,000	60
	KWG Property Holding Ltd.	108,500	60

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Skyworth Digital Holdings Ltd.	124,000	60
	Poly Property Group Co. Ltd.	136,000	59
*	BYD Electronic International Co. Ltd.	94,000	58
	China Shineway Pharmaceutical Group Ltd.	33,000	58
*	Hopson Development Holdings Ltd.	58,000	57
	Harbin Electric Co. Ltd.	96,000	56
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	52,600	53
	Guangshen Railway Co. Ltd.	140,000	53
	China Oil & Gas Group Ltd.	320,000	53
*	Sinopec Yizheng Chemical Fibre Co. Ltd.	236,000	53
	China Dongxiang Group Co.	295,000	52
	Ajisen China Holdings Ltd.	61,000	52
	Beijing Capital Land Ltd.	152,000	51
*	Glorious Property Holdings Ltd.	355,000	51
	Xinjiang Goldwind Science & Technology Co. Ltd.	46,600	51
*	Tech Pro Technology Development Ltd.	102,000	51
	Sunac China Holdings Ltd.	98,000	50
	Anxin-China Holdings Ltd.	312,000	49
	Sinotrans Shipping Ltd.	169,500	49
	Welling Holding Ltd.	156,000	49
*	China Precious Metal Resources Holdings Co. Ltd.	480,000	48
	Lee & Man Paper Manufacturing Ltd.	88,000	48
	Changshouhua Food Co. Ltd.	47,000	48
	Fufeng Group Ltd.	125,000	48
*	Bloomage Biotechnology Corp. Ltd.	17,500	47
*	China Traditional Chinese Medicine Co. Ltd.	110,000	47
	Yashili International Holdings Ltd.	94,000	46
	Shenzhen Investment Ltd.	140,000	46
*	Hi Sun Technology China Ltd.	213,000	46
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	26,900	45
	Xingda International Holdings Ltd.	103,000	45
	China Datang Corp. Renewable Power Co. Ltd.	330,000	44
	Guangzhou Shipyard International Co. Ltd.	24,000	43
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	14,000	42
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	162,000	39
	Wumart Stores Inc.	40,000	39
	Hilong Holding Ltd.	75,000	39
	NVC Lighting Holding Ltd.	156,000	39
*	Chinasoft International Ltd.	130,000	38
	Bosideng International Holdings Ltd.	242,000	36
*	China Lesso Group Holdings Ltd.	66,000	35
*	China WindPower Group Ltd.	520,000	34
*	China Power New Energy Development Co. Ltd.	620,000	33
*,^	China Yurun Food Group Ltd.	68,000	33
*,^	VODone Ltd.	370,000	33
*	Wisdom Holdings Group	64,000	32
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	12,633	31
	Daphne International Holdings Ltd.	78,000	31
	China Overseas Grand Oceans Group Ltd.	52,000	31
	Dongyue Group Ltd.	71,000	29
	Texhong Textile Group Ltd.	38,500	28
	Anhui Gujing Distillery Co. Ltd. Class B	13,200	28
	Zhaojin Mining Industry Co. Ltd.	45,500	27
	China Southern Airlines Co. Ltd.	88,000	26
*	China ZhengTong Auto Services Holdings Ltd.	31,000	17
*	Chaoda Modern Agriculture Holdings Ltd.	132,000	11
*	Fosun International Ltd Rights Exp. 5/13/2014	11,895	—
			86,831
Colombia (0.1%)
	Bancolombia SA ADR	14,486	825
	Ecopetrol SA	423,943	789
	Grupo de Inversiones Suramericana SA	31,591	616
	Almacenes Exito SA	25,317	386
	Ecopetrol SA ADR	8,170	306

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Banco Davivienda SA Preference Shares	19,341	276
	Cementos Argos SA	44,055	246
	Bancolombia SA Preference Shares	14,574	206
	Interconexion Electrica SA ESP	36,758	172
	Isagen SA ESP	104,160	170
*	Cemex Latam Holdings SA	16,262	150
	Grupo de Inversiones Suramericana SA Preference Shares	7,306	144
	Grupo Argos SA Preference Shares	11,235	124
	Corp Financiera Colombiana SA	4,548	88
	Grupo Aval Acciones y Valores Preference Shares	107,541	73
			4,571
Czech Republic (0.0%)
	Komercni Banka AS	2,683	619
	CEZ AS	18,545	558
	Telefonica Czech Republic AS	9,755	148
			1,325
Denmark (0.5%)
	Novo Nordisk A/S Class B	230,682	10,470
	Danske Bank A/S	90,445	2,559
	AP Moeller - Maersk A/S Class B	765	1,826
	Novozymes A/S	27,255	1,307
	Carlsberg A/S Class B	11,980	1,198
*	Vestas Wind Systems A/S	26,127	1,160
	Coloplast A/S Class B	13,701	1,151
	Pandora A/S	13,441	906
	AP Moeller - Maersk A/S Class A	395	897
	TDC A/S	87,027	817
	DSV A/S	19,464	650
	GN Store Nord A/S	18,498	447
	Chr Hansen Holding A/S	9,710	438
*	Jyske Bank A/S	7,734	425
	FLSmidth & Co. A/S	7,328	392
*	Royal UNIBREW	2,463	383
*	Matas A/S	11,786	323
*	Sydbank A/S	11,263	300
*	Topdanmark A/S	9,790	287
	H Lundbeck A/S	8,518	248
*	Genmab A/S	6,193	231
	NKT Holding A/S	3,370	213
	Solar A/S Class B	2,959	205
*	William Demant Holding A/S	2,196	197
	Tryg A/S	2,042	194
	SimCorp A/S	4,076	157
	ALK-Abello A/S	1,004	139
*	Auriga Industries Class B	2,759	102
	Rockwool International A/S Class B	488	94
	Spar Nord Bank A/S	7,698	87
			27,803
Egypt (0.0%)
	Commercial International Bank Egypt SAE	95,580	513
*	Sidi Kerir Petrochemicals Co.	79,618	223
*	Global Telecom Holding GDR	58,751	219
	Telecom Egypt Co.	55,015	117
	Talaat Moustafa Group	84,619	108
*	Orascom Telecom Media And Technology Holding SAE GDR	85,774	75
*	Egypt Kuwait Holding Co. SAE	58,473	62
			1,317
Finland (0.4%)
*	Nokia Oyj	438,148	3,281
	Sampo	53,627	2,665
	Kone Oyj Class B	43,351	1,858
	UPM-Kymmene Oyj	77,060	1,350
	Wartsila OYJ Abp	20,849	1,164

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Fortum Oyj	49,701	1,123
	Metso Oyj	23,890	962
	Nokian Renkaat Oyj	20,996	836
	Stora Enso Oyj	60,642	619
	Elisa Oyj	13,268	397
^	Orion Oyj Class B	12,656	386
	Cargotec Oyj Class B	7,444	333
^	Neste Oil Oyj	15,914	327
^	Outotec Oyj	28,990	325
	Valmet Corp.	27,394	320
^	Huhtamaki Oyj	11,387	299
	Kesko Oyj Class B	7,026	288
	Amer Sports Oyj	12,340	255
	Sponda Oyj	44,471	229
	Tieto Oyj	8,018	219
*	Outokumpu Oyj	616,440	189
^	YIT Oyj	17,206	177
^	Konecranes Oyj	5,372	173
	Caverion Corp.	15,327	170
	Citycon Oyj	34,804	131
	Raisio plc	14,364	94
	Kemira Oyj	5,900	90
	Uponor Oyj	4,437	88
*	Rautaruukki Oyj	5,301	66
	Ramirent Oyj	5,288	59
	Cramo Oyj	2,348	53
	Metsa Board Oyj	10,960	51
	Sanoma Oyj	7,321	49
			18,626
France (3.4%)
	Total SA	239,073	17,105
	Sanofi	135,375	14,610
	BNP Paribas SA	115,998	8,717
	LVMH Moet Hennessy Louis Vuitton SA	31,247	6,156
	Schneider Electric SA	64,180	6,025
^	AXA SA	224,392	5,856
	Societe Generale SA	83,354	5,191
	Air Liquide SA	35,517	5,081
^	L'Oreal SA	29,124	5,019
	Danone	63,576	4,694
	Airbus Group NV	65,274	4,487
^	Vinci SA	54,132	4,087
	Vivendi SA	149,094	4,006
^	GDF Suez	153,800	3,876
	Orange SA	213,188	3,454
	Cie de St-Gobain	48,148	2,950
	Carrefour SA	74,857	2,918
	Pernod Ricard SA	22,840	2,741
	Cie Generale des Etablissements Michelin	21,748	2,667
	Essilor International SA	22,977	2,461
	Lafarge SA	25,571	2,340
*	Credit Agricole SA	131,534	2,075
	Legrand SA	30,845	1,993
	Safran SA	29,535	1,988
	Kering	8,662	1,916
	Renault SA	19,473	1,904
^	Technip SA	13,686	1,541
	Publicis Groupe SA	17,631	1,508
	SES SA	36,568	1,378
*	Alcatel-Lucent	337,608	1,339
*	Casino Guichard Perrachon SA	10,195	1,299
	Valeo SA	9,044	1,242
	Christian Dior SA	5,914	1,217
	Alstom SA	28,995	1,198

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Cap Gemini SA	16,228	1,147
	Arkema SA	10,156	1,134
*,^	Bouygues SA	24,653	1,110
	Edenred	32,690	1,105
	Electricite de France	28,656	1,100
	Dassault Systemes	8,233	1,013
	Veolia Environnement SA	54,120	1,010
	Vallourec SA	16,650	984
	Sodexo	8,963	966
	Accor SA	19,262	943
*	SCOR SE	24,393	893
	Societe BIC SA	6,478	860
	Hermes International	2,296	806
	Iliad SA	2,953	796
	Bureau Veritas SA	24,346	746
	Rexel SA	28,718	725
	Natixis	101,209	718
	Groupe Eurotunnel SA	53,118	713
	Thales SA	11,183	712
	STMicroelectronics NV	73,970	705
	AtoS	7,765	671
	Zodiac Aerospace	19,646	653
	SEB SA	6,591	608
	Aeroports de Paris	4,411	549
*,^	Peugeot SA	28,526	505
	Suez Environnement Co.	25,083	493
	Wendel SA	3,181	480
	Eutelsat Communications SA	13,886	478
	Lagardere SCA	11,232	471
	Klepierre	9,333	428
^	Ingenico	4,815	420
	Eurofins Scientific SE	1,478	410
	Havas SA	49,634	395
*	CNP Assurances	16,414	379
	Bollore SA	583	372
*	CGG SA	21,462	371
	Teleperformance	6,177	354
	Eurazeo SA	4,170	352
*	Eiffage SA	4,416	334
	Societe de la Tour Eiffel	4,589	331
^	Neopost SA	3,984	327
	Orpea	4,455	324
*	Faurecia	6,944	313
*	Korian-Medica	8,250	310
	Nexans SA	5,175	291
	Saft Groupe SA	8,172	291
*	ICADE	2,637	269
	Imerys SA	3,027	266
	Metropole Television SA	12,110	260
*	Fonciere Des Regions	2,346	238
*	Technicolor SA	31,845	238
	JCDecaux SA	5,748	236
	Sartorius Stedim Biotech	1,226	233
	Gecina SA	1,684	227
*	Plastic Omnium SA	6,534	222
	Rubis SCA	3,054	217
*	Air France-KLM	14,541	209
	Remy Cointreau SA	2,212	194
	Bourbon SA	5,800	191
*	UBISOFT Entertainment	10,179	190
^	Societe Television Francaise 1	11,014	188
	Ipsen SA	4,164	185
	Euler Hermes SA	1,421	171
	BioMerieux	1,421	155

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	GameLoft SE	13,315	132
	IPSOS	3,244	126
	MPI	20,679	124
	Eramet	929	121
	Etablissements Maurel et Prom	6,590	118
*	Beneteau SA	6,653	115
	Virbac SA	437	105
	Altran Technologies SA	9,014	98
	Alten SA	1,875	96
	Nexity SA	1,966	88
	Groupe Steria SCA	3,037	86
	Rallye SA	1,619	82
	Mercialys SA	2,574	59
	LISI	348	56
*	Vicat	623	54
*	Club Mediterranee SA	2,064	54
	Boiron SA	633	53
*	Trigano SA	1,902	53
	Ciments Francais SA	466	50
	Sopra Group SA	431	50
	Sechilienne-Sidec	1,776	50
	Faiveley Transport SA	579	48
*,^	SOITEC	15,677	47
*	PagesJaunes Groupe	18,978	43
*	Peugeot SA Warrants Exp. 4/29/2017	22,357	43
*	Groupe Fnac	880	42
	Mersen	914	29
	Vilmorin & Cie SA	202	27
			170,073
Germany (3.2%)
^	Bayer AG	97,636	13,576
	Siemens AG	99,023	13,063
*,^	BASF SE	108,621	12,601
	Daimler AG	113,218	10,541
	Allianz SE	53,649	9,337
	SAP AG	105,556	8,532
	Deutsche Telekom AG	363,760	6,112
	Deutsche Bank AG	121,266	5,341
*	Volkswagen AG Preference Shares	17,931	4,847
	Bayerische Motoren Werke AG	38,087	4,788
*,^	Muenchener Rueckversicherungs AG	20,295	4,691
	Linde AG	21,592	4,484
	Deutsche Post AG	110,432	4,167
	E.ON SE	211,502	4,051
^	Continental AG	12,542	2,951
	Adidas AG	23,995	2,565
	Porsche Automobil Holding SE Preference Shares	21,542	2,382
	Fresenius SE & Co. KGaA	15,384	2,341
	Henkel AG & Co. KGaA Preference Shares	19,525	2,178
	RWE AG	55,985	2,136
*	Commerzbank AG	110,106	1,963
	Deutsche Boerse AG	26,469	1,941
	Fresenius Medical Care AG & Co. KGaA	25,392	1,749
^	HeidelbergCement AG	19,514	1,696
*	ThyssenKrupp AG	58,352	1,665
	Infineon Technologies AG	129,316	1,504
	Henkel AG & Co. KGaA	13,367	1,374
*	Merck KGaA	7,570	1,280
*	ProSiebenSat.1 Media AG	24,970	1,093
	Beiersdorf AG	10,469	1,051
	Brenntag AG	5,794	1,050
	Hannover Rueck SE	10,555	984
	GEA Group AG	20,233	906
*	Volkswagen AG	3,195	857

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Kabel Deutschland Holding AG	6,136	831
^	K&S AG	23,379	819
	LANXESS AG	10,221	778
	LEG Immobilien AG	11,287	753
	Metro AG	18,650	747
	Symrise AG	12,337	623
^	Deutsche Lufthansa AG	24,777	622
*	QIAGEN NV	25,612	562
*	Sky Deutschland AG	64,747	556
	Deutsche Wohnen AG	25,382	545
	Fuchs Petrolub SE	5,761	531
	MAN SE	4,098	525
*	OSRAM Licht AG	9,992	525
	Wirecard AG	12,331	519
	United Internet AG	11,908	512
*	Bilfinger SE	3,839	458
	Fuchs Petrolub SE Preference Shares	4,378	440
	Deutsche Euroshop AG	8,453	408
	Hugo Boss AG	2,761	384
	Freenet AG	10,358	359
*	Evonik Industries AG	7,652	302
*	GAGFAH SA	18,806	297
	MTU Aero Engines AG	3,038	286
^	Hochtief AG	3,010	281
	Leoni AG	3,662	273
	Stada Arzneimittel AG	6,209	271
	Aurubis AG	5,039	269
*	Deutsche Wohnen AG-BR	12,395	260
	TUI AG	15,051	251
	Wincor Nixdorf AG	3,793	248
*	MorphoSys AG	2,871	246
	Axel Springer SE	4,031	246
	Fraport AG Frankfurt Airport Services Worldwide	3,307	245
^	Salzgitter AG	5,667	241
	Software AG	6,141	231
	Gerry Weber International AG	4,199	222
	Rhoen Klinikum AG	6,770	219
^	Suedzucker AG	10,184	218
	Takkt AG	10,483	213
*	Telefonica Deutschland Holding AG	25,181	209
*	Gerresheimer AG	3,032	206
	CTS Eventim AG	3,099	197
*	Aareal Bank AG	4,315	196
	DMG MORI SEIKI AG	6,025	190
	Wacker Chemie AG	1,583	186
	Norma Group SE	3,454	181
^	SGL Carbon SE	5,371	179
*	Dialog Semiconductor plc	6,924	175
	Celesio AG	4,650	162
*	Aixtron SE	10,146	162
	TAG Immobilien AG	12,145	154
	Drillisch AG	4,135	154
	Sixt SE	3,725	151
*	KION Group AG	3,026	143
*	Nordex SE	8,788	141
	Fielmann AG	1,025	139
	KUKA AG	2,696	138
*	Kloeckner & Co. SE	8,705	132
	Rational AG	403	129
	Pfeiffer Vacuum Technology AG	1,066	127
	Grenkeleasing AG	1,154	121
	Jungheinrich AG Preference Shares	1,610	120
	Krones AG	1,243	119
	Sartorius AG Preference Shares	765	100

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	Deutz AG	11,888	99
*	Talanx AG	2,592	99
	Bechtle AG	1,108	99
*	Duerr AG	1,160	92
	ElringKlinger AG	2,213	89
	CAT Oil AG	4,221	89
	Alstria Office REIT-AG	6,316	87
	SMA Solar Technology AG	1,946	81
	Puma SE	265	78
	Vossloh AG	786	78
	Draegerwerk AG & Co. KGaA Preference Shares	596	71
	Generali Deutschland Holding AG	441	69
	Biotest AG Preference Shares	511	67
	Aurelius AG	1,743	65
	Jenoptik AG	3,717	62
	Bertrandt AG	370	56
*	CompuGroup Medical AG	2,051	55
	QSC AG	9,587	49
	Hamburger Hafen und Logistik AG	2,013	49
	Kontron AG	6,837	48
*	Heidelberger Druckmaschinen AG	14,326	45
	Rheinmetall AG	654	44
	GFK SE	841	43
	KWS Saat AG	75	27
			161,665
Greece (0.1%)
*	Piraeus Bank SA	240,739	568
	National Bank of Greece SA	119,221	466
*	Alpha Bank AE	456,327	442
	OPAP SA	22,643	362
*	Hellenic Telecommunications Organization SA ADR	45,296	358
*	Mytilineos Holdings SA	28,609	256
*	Folli Follie SA	6,547	227
*	Titan Cement Co. SA	6,193	195
	Motor Oil Hellas Corinth Refineries SA	14,637	185
	Public Power Corp. SA	10,498	159
*	JUMBO SA	9,407	152
*	Alpha Bank Warrants Exp. 12/10/2017	52,093	122
*	Marfin Investment Group Holdings SA	146,964	102
*	National Bank of Greece SA ADR	19,700	77
*	Hellenic Telecommunications Organization SA	4,350	69
	Hellenic Petroleum SA	7,187	62
	Hellenic Exchanges SA	4,615	54
*	Bank of Cyprus plc	187,651	54
	Athens Water Supply & Sewage Co. SA	4,011	52
*	Ellaktor SA	8,992	48
			4,010
Hong Kong (1.2%)
	AIA Group Ltd.	1,417,358	6,893
	Hutchison Whampoa Ltd.	260,000	3,567
	Hong Kong Exchanges and Clearing Ltd.	151,767	2,729
	Sun Hung Kai Properties Ltd.	214,256	2,703
	Cheung Kong Holdings Ltd.	151,400	2,586
	Sands China Ltd.	301,200	2,211
	Jardine Matheson Holdings Ltd.	31,341	1,957
*	Galaxy Entertainment Group Ltd.	246,000	1,942
	Hang Seng Bank Ltd.	117,012	1,910
	Hong Kong & China Gas Co. Ltd.	633,038	1,461
	Want Want China Holdings Ltd.	881,251	1,385
	CLP Holdings Ltd.	163,000	1,303
	Power Assets Holdings Ltd.	150,000	1,297
	Wharf Holdings Ltd.	180,600	1,268
	Link REIT	251,500	1,252
	BOC Hong Kong Holdings Ltd.	404,500	1,187

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Bank of East Asia Ltd.	256,272	1,059
	Li & Fung Ltd.	678,000	987
	Hang Lung Group Ltd.	177,639	965
	Hongkong Land Holdings Ltd.	137,000	960
	Jardine Strategic Holdings Ltd.	24,500	877
	China Mengniu Dairy Co. Ltd.	163,000	839
	Tingyi Cayman Islands Holding Corp.	298,000	830
	Swire Pacific Ltd. Class A	66,852	772
	Hang Lung Properties Ltd.	254,000	758
	New World Development Co. Ltd.	598,224	619
	Henderson Land Development Co. Ltd.	102,400	612
	SJM Holdings Ltd.	209,000	581
	Prada SPA	72,300	580
	MTR Corp. Ltd.	131,000	495
	Sino Land Co. Ltd.	312,280	468
^	AAC Technologies Holdings Inc.	81,000	454
	Wynn Macau Ltd.	112,800	446
	Techtronic Industries Co.	139,000	444
	Samsonite International SA	137,396	437
	First Pacific Co. Ltd.	361,200	402
	Prosperity REIT	1,300,000	384
	Melco International Development Ltd.	118,000	363
^	Sun Art Retail Group Ltd.	277,079	361
	Wheelock & Co. Ltd.	87,000	359
	Wing Hang Bank Ltd.	21,000	339
	Esprit Holdings Ltd.	201,846	336
	Cheung Kong Infrastructure Holdings Ltd.	50,000	327
	Swire Properties Ltd.	106,846	322
	Yue Yuen Industrial Holdings Ltd.	101,500	314
	ASM Pacific Technology Ltd.	26,800	298
	MGM China Holdings Ltd.	84,000	293
	Hysan Development Co. Ltd.	65,000	279
	Shangri-La Asia Ltd.	163,519	270
	VTech Holdings Ltd.	19,100	264
	New World China Land Ltd.	312,000	259
	NWS Holdings Ltd.	147,500	253
	Giordano International Ltd.	354,000	238
*	Semiconductor Manufacturing International Corp.	2,680,000	220
	Kerry Properties Ltd.	66,500	219
	PCCW Ltd.	395,000	211
	Chow Tai Fook Jewellery Group Ltd.	135,200	190
*	Citic 21CN Co. Ltd.	332,000	185
	Television Broadcasts Ltd.	26,600	166
	Hopewell Holdings Ltd.	46,000	159
	Xinyi Glass Holdings Ltd.	200,000	158
	Cathay Pacific Airways Ltd.	83,000	157
	Uni-President China Holdings Ltd.	184,000	152
*	FIH Mobile Ltd.	270,000	146
	Dah Sing Financial Holdings Ltd.	32,544	145
*,^	Macau Legend Development Ltd.	186,000	142
	Johnson Electric Holdings Ltd.	141,000	135
	L'Occitane International SA	53,500	132
	Huabao International Holdings Ltd.	275,000	130
	NagaCorp Ltd.	140,000	128
*	Brightoil Petroleum Holdings Ltd.	385,000	120
	Luk Fook Holdings International Ltd.	42,000	119
	Vitasoy International Holdings Ltd.	84,000	115
^	Newocean Energy Holdings Ltd.	162,000	107
	Champion REIT	225,000	106
*,^	Sino Oil And Gas Holdings Ltd.	3,795,000	105
	CITIC Telecom International Holdings Ltd.	302,500	105
	Truly International Holdings Ltd.	154,000	104
	Man Wah Holdings Ltd.	60,800	100
	Yuexiu REIT	207,000	98

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	SA SA International Holdings Ltd.	115,995	97
^	REXLot Holdings Ltd.	900,000	95
	Minth Group Ltd.	60,000	95
	Cafe de Coral Holdings Ltd.	30,000	94
	Shougang Fushan Resources Group Ltd.	312,000	94
	K Wah International Holdings Ltd.	132,000	88
	Yingde Gases Group Co. Ltd.	86,000	87
	Great Eagle Holdings Ltd.	24,000	86
*	Kerry Logistics Network Ltd.	58,000	85
*	United Co. RUSAL plc	192,000	85
	Ju Teng International Holdings Ltd.	112,000	83
	Stella International Holdings Ltd.	33,500	83
	Towngas China Co. Ltd.	71,000	81
	Landing International Development Ltd.	1,095,000	81
	TCL Communication Technology Holdings Ltd.	74,000	79
*	G-Resources Group Ltd.	2,679,600	74
	Pacific Basin Shipping Ltd.	126,000	74
	Lifestyle International Holdings Ltd.	37,500	73
	Dah Sing Banking Group Ltd.	47,936	72
	China Travel International Inv HK	354,000	71
	Shun Tak Holdings Ltd.	144,000	71
*,^	China Rongsheng Heavy Industries Group Holdings Ltd.	402,000	70
*	Xinchen China Power Holdings Ltd.	128,000	69
	Pacific Textiles Holdings Ltd.	52,000	66
	Anton Oilfield Services Group	94,000	62
	Orient Overseas International Ltd.	13,000	62
*	Sinopoly Battery Ltd.	1,000,000	62
	SITC International Holdings Co. Ltd.	136,000	60
	Summit Ascent Holdings Ltd.	37,974	57
	Goodbaby International Holdings Ltd.	104,464	57
	Texwinca Holdings Ltd.	52,000	56
	Shui On Land Ltd.	206,000	55
*	SPT Energy Group Inc.	90,000	49
	Springland International Holdings Ltd.	122,657	48
	TCC International Holdings Ltd.	98,000	48
*	Hong Kong Television Network Ltd.	164,000	47
	Chow Sang Sang Holdings International Ltd.	19,000	47
	Value Partners Group Ltd.	72,000	46
*	China Public Procurement Ltd.	904,000	46
*	COFCO Land Holdings Ltd.	187,840	43
*	Louis XIII Holdings Ltd.	43,000	43
*	APT Satellite Holdings Ltd.	33,000	41
^	Midland Holdings Ltd.	96,000	40
*	Liu Chong Hing Investment	19,982	38
^	SmarTone Telecommunications Holdings Ltd.	37,000	38
*	Xinyi Solar Holdings Ltd.	136,000	37
	Hutchison Telecommunications Hong Kong Holdings Ltd.	112,000	37
	Honghua Group Ltd.	155,000	37
	Parkson Retail Group Ltd.	117,500	34
*	Lai Sun Development	1,446,000	34
*	Lung Cheong International Holdings Ltd.	301,115	34
	Emperor Watch & Jewellery Ltd.	360,000	27
*	United Photovoltaics Group Ltd.	312,000	25
*	Shenglong PV-Tech Investment Co. Ltd.	1,034,191	20
*	Mongolia Energy Corp. Ltd.	816,000	17
*	Sun Hung Kai Properties Ltd. Warrants Exp. 4/8/2016	17,854	12
*	Chong Hing Bank Ltd.	1,998	7
*	Mongolian Mining Corp.	68,000	6
			61,674
Hungary (0.0%)
	OTP Bank plc	34,324	656
*	Richter Gedeon Nyrt	14,252	244
	MOL Hungarian Oil & Gas plc	3,778	217

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Magyar Telekom Telecommunications plc	62,225	89
			1,206
India (0.9%)
	Housing Development Finance Corp.	180,912	2,697
	Tata Consultancy Services Ltd.	54,996	1,996
	Infosys Ltd.	33,783	1,797
	HDFC Bank Ltd. ADR	44,568	1,785
	Reliance Industries Ltd.	112,258	1,745
2	Reliance Industries Ltd. GDR	48,109	1,494
	Infosys Ltd. ADR	24,748	1,329
	ICICI Bank Ltd.	63,497	1,309
	Oil & Natural Gas Corp. Ltd.	238,566	1,288
	ITC Ltd.	224,212	1,268
	Sun Pharmaceutical Industries Ltd.	85,832	902
	Axis Bank Ltd.	34,762	877
	Hindustan Unilever Ltd.	85,794	808
	Bharti Airtel Ltd.	141,783	772
	Tata Motors Ltd.	107,767	745
	HCL Technologies Ltd.	31,017	722
	Mahindra & Mahindra Ltd.	37,265	666
	Larsen & Toubro Ltd.	30,759	662
	Wipro Ltd.	57,577	499
	Kotak Mahindra Bank Ltd.	36,750	490
	Sesa Sterlite Ltd.	150,988	465
	NTPC Ltd.	239,006	461
	United Spirits Ltd.	9,874	453
	State Bank of India GDR	6,211	427
	Dr Reddy's Laboratories Ltd.	9,359	420
	Tech Mahindra Ltd.	12,643	384
	Hero MotoCorp Ltd.	10,422	381
	Bajaj Auto Ltd.	11,495	365
	Lupin Ltd.	22,190	364
	Coal India Ltd.	74,370	360
	Asian Paints Ltd.	37,014	310
	Cairn India Ltd.	50,775	282
	Cipla Ltd.	41,508	274
	Jindal Steel & Power Ltd.	63,005	267
	Adani Enterprises Ltd.	38,435	267
	Ultratech Cement Ltd.	7,800	262
	Maruti Suzuki India Ltd.	8,157	261
	Zee Entertainment Enterprises Ltd.	58,172	254
	Power Grid Corp. of India Ltd.	143,544	252
	Nestle India Ltd.	3,172	251
	LIC Housing Finance Ltd.	57,441	250
	IndusInd Bank Ltd.	31,400	250
	Tata Steel Ltd.	34,752	231
	Aurobindo Pharma Ltd.	23,959	228
*	Federal Bank Ltd.	144,273	217
	Apollo Hospitals Enterprise Ltd.	14,411	214
	Idea Cellular Ltd.	95,616	214
	GAIL India Ltd.	34,252	210
	Havells India Ltd.	13,312	206
	Indiabulls Housing Finance Ltd.	40,980	203
	Titan Co. Ltd.	48,049	203
	UPL Ltd.	45,275	202
	JSW Steel Ltd.	11,095	200
	Yes Bank Ltd.	26,777	196
	Godrej Consumer Products Ltd.	14,534	193
	State Bank of India	5,553	192
	Shriram Transport Finance Co. Ltd.	15,123	185
	ICICI Bank Ltd. ADR	4,180	178
	NMDC Ltd.	69,974	174
	IDFC Ltd.	93,959	174
	Bharat Heavy Electricals Ltd.	58,102	174

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Hindustan Zinc Ltd.	79,986	171
	Bharat Petroleum Corp. Ltd.	22,140	167
	Central Bank Of India	184,196	163
	Hindalco Industries Ltd.	72,576	162
	Ambuja Cements Ltd.	49,131	161
	ABB India Ltd.	11,390	160
	Adani Ports and Special Economic Zone Ltd.	50,136	157
	Indian Oil Corp. Ltd.	35,709	156
	Reliance Communications Ltd.	73,712	150
	Reliance Infrastructure Ltd.	17,599	149
	Oil India Ltd.	18,669	148
	Petronet LNG Ltd.	61,098	147
	GMR Infrastructure Ltd.	352,182	145
	Bank of Baroda	10,604	144
	Tata Power Co. Ltd.	108,176	140
	Eicher Motors Ltd.	1,341	138
	Rural Electrification Corp. Ltd.	34,799	137
	Dabur India Ltd.	46,096	137
	Grasim Industries Ltd.	3,156	137
	Motherson Sumi Systems Ltd.	31,696	134
	Mahindra & Mahindra Financial Services Ltd.	32,712	134
*	Ranbaxy Laboratories Ltd.	15,610	123
	GlaxoSmithKline Pharmaceuticals Ltd.	2,939	120
	DLF Ltd.	51,046	119
	Hindustan Petroleum Corp. Ltd.	21,982	117
	Siemens Ltd.	10,185	117
	Mindtree Ltd.	4,622	109
	Punjab National Bank	8,346	109
	Glenmark Pharmaceuticals Ltd.	9,702	97
*	Oracle Financial Services Software Ltd.	1,951	97
*	Pidilite Industries Ltd.	18,150	96
	Bharti Infratel Ltd.	26,769	96
	Shree Cement Ltd.	971	92
	Jaiprakash Associates Ltd.	101,329	91
	Divi's Laboratories Ltd.	3,935	90
	Jammu & Kashmir Bank Ltd.	3,223	90
	Container Corp. Of India	5,602	89
	Cadila Healthcare Ltd.	5,490	89
	Bharat Forge Ltd.	12,991	88
	HDFC Bank Ltd.	7,224	86
	Marico Ltd.	24,788	84
	Colgate-Palmolive India Ltd.	3,469	83
*	Oberoi Realty Ltd.	23,982	82
	Power Finance Corp. Ltd.	26,565	81
	ACC Ltd.	3,677	79
	United Breweries Ltd.	5,923	78
	Reliance Capital Ltd.	13,059	77
	Apollo Tyres Ltd.	28,669	76
	Piramal Enterprises Ltd.	8,374	75
	Bajaj Holdings and Investment Ltd.	4,212	73
	Castrol India Ltd.	14,722	72
	Steel Authority of India Ltd.	64,327	72
	Britannia Industries Ltd.	4,992	72
*	Reliance Power Ltd.	62,911	71
	Canara Bank	15,022	71
	Page Industries Ltd.	735	71
	Aditya Birla Nuvo Ltd.	3,850	71
	CESC Ltd.	9,350	71
*	MRF Ltd.	207	71
	ING Vysya Bank Ltd.	7,431	70
	Bajaj Finserv Ltd.	5,037	69
*	GlaxoSmithKline Consumer Healthcare Ltd.	991	69
	Cummins India Ltd.	7,352	67
	Bhushan Steel Ltd.	9,009	67

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Ipca Laboratories Ltd.	4,757	66
	Mphasis Ltd.	9,554	65
	MAX India Ltd.	18,124	64
	Thermax Ltd.	5,117	62
	Sun TV Network Ltd.	9,912	62
	Torrent Pharmaceuticals Ltd.	6,428	62
	Arvind Ltd.	20,018	61
	JSW Energy Ltd.	65,068	58
	Crompton Greaves Ltd.	21,131	58
	Amtek Auto Ltd.	19,970	58
	Tata Global Beverages Ltd.	22,864	57
*	Jubilant Foodworks Ltd.	3,560	56
	NHPC Ltd.	174,976	55
	Union Bank of India	21,229	53
	Indian Hotels Co. Ltd.	44,199	53
	Bank of India	13,460	52
	Tata Communications Ltd.	10,833	51
	Exide Industries Ltd.	23,787	47
*	Just Dial Ltd.	2,245	44
	Tata Chemicals Ltd.	9,174	43
	L&T Finance Holdings Ltd.	40,644	43
*	Adani Power Ltd.	53,808	43
	IDBI Bank Ltd.	37,908	43
	Wockhardt Ltd.	3,362	43
	Indian Overseas Bank	27,269	28
*	Unitech Ltd.	94,525	25
	Era Infra Engineering Ltd.	23,754	7
*	Marico Kaya Enterprises Ltd.	495	1
			43,089
Indonesia (0.3%)
	Bank Central Asia Tbk PT	1,828,328	1,741
	Astra International Tbk PT	2,586,130	1,666
	Telekomunikasi Indonesia Persero Tbk PT	5,670,440	1,115
	Bank Rakyat Indonesia Persero Tbk PT	1,209,378	1,039
	Bank Mandiri Persero Tbk PT	1,154,116	986
	Perusahaan Gas Negara Persero Tbk PT	1,265,500	584
	Semen Indonesia Persero Tbk PT	333,500	430
	United Tractors Tbk PT	185,560	349
	Bank Negara Indonesia Persero Tbk PT	810,630	339
	Kalbe Farma Tbk PT	2,301,200	308
	Charoen Pokphand Indonesia Tbk PT	931,000	304
	Indofood Sukses Makmur Tbk PT	457,000	280
	Unilever Indonesia Tbk PT	107,500	273
	Lippo Karawaci Tbk PT	2,823,500	262
	Indocement Tunggal Prakarsa Tbk PT	137,100	260
	Gudang Garam Tbk PT	48,500	238
	XL Axiata Tbk PT	418,000	187
	AKR Corporindo Tbk PT	451,900	186
	Adaro Energy Tbk PT	1,516,000	156
	Media Nusantara Citra Tbk PT	547,400	129
	Summarecon Agung Tbk PT	1,269,000	122
	Bank Danamon Indonesia Tbk PT	338,800	120
	Jasa Marga Persero Tbk PT	225,200	115
	Ramayana Lestari Sentosa Tbk PT	1,029,900	114
	Ciputra Development Tbk PT	1,284,100	113
	Bumi Serpong Damai PT	812,600	110
*	Surya Citra Media Tbk PT	398,600	109
	Intiland Development Tbk PT	2,608,300	103
	Indo Tambangraya Megah Tbk PT	42,500	94
*	Delta Dunia Makmur Tbk PT	5,774,787	93
*	Trada Maritime Tbk PT	576,500	92
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,091,000	91
	Gajah Tunggal Tbk PT	548,000	91
	Bisi International PT	1,629,600	87

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Tower Bersama Infrastructure Tbk PT	132,400	75
	Indofood CBP Sukses Makmur Tbk PT	81,500	71
*	Citra Marga Nusaphala Persada Tbk PT	229,000	69
	Astra Agro Lestari Tbk PT	26,500	67
	Vale Indonesia Tbk PT	216,600	67
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	293,100	62
*	Matahari Putra Prima Tbk PT	256,100	61
	Global Mediacom Tbk PT	294,000	56
	Wijaya Karya Persero Tbk PT	249,900	49
*	Ace Hardware Indonesia Tbk PT	729,200	47
*	Arwana Citramulia Tbk PT	550,622	47
	Pakuwon Jati Tbk PT	1,527,500	47
	Mitra Adiperkasa Tbk PT	82,600	46
	MNC Investama Tbk PT	1,711,000	45
	Tambang Batubara Bukit Asam Persero Tbk PT	46,500	40
	Alam Sutera Realty Tbk PT	815,000	38
	Indosat Tbk PT	100,000	34
*	Bumi Resources Tbk PT	1,618,500	29
*	Berlian Laju Tanker Tbk PT	968,000	16
*	Bakrie and Brothers Tbk PT	2,173,500	9
*	Bakrie Telecom Tbk PT	1,602,000	7
			13,268
Ireland (0.1%)
	Kerry Group plc Class A	18,109	1,429
*	Bank of Ireland	3,526,617	1,377
*	Ryanair Holdings plc ADR	11,184	598
	Smurfit Kappa Group plc	21,209	473
	Kingspan Group plc	23,523	443
	Glanbia plc	29,480	440
	Paddy Power plc	3,729	288
	C&C Group plc	41,891	249
*	ICON plc	6,300	244
*	Ryanair Holdings plc	23,375	222
			5,763
Israel (0.2%)
	Teva Pharmaceutical Industries Ltd.	113,055	5,542
	Bank Hapoalim BM	111,011	627
*	Bank Leumi Le-Israel BM	142,014	556
	Israel Chemicals Ltd.	46,726	415
	Bezeq The Israeli Telecommunication Corp. Ltd.	211,036	382
	Strauss Group Ltd.	18,088	327
	Delek Group Ltd.	589	239
	NICE Systems Ltd.	5,296	229
	Elbit Systems Ltd.	2,941	174
*	Mellanox Technologies Ltd.	4,539	159
*	Israel Discount Bank Ltd. Class A	87,333	156
	Mizrahi Tefahot Bank Ltd.	10,101	135
	Frutarom Industries Ltd.	5,312	127
*	Israel Corp. Ltd.	219	124
*	Delek Energy Systems Ltd.	157	111
	Azrieli Group	3,265	110
	Paz Oil Co. Ltd.	663	104
	Cellcom Israel Ltd. (Registered)	8,090	103
	Osem Investments Ltd.	4,261	101
*	EZchip Semiconductor Ltd.	3,995	96
	Shikun & Binui Ltd.	35,075	91
	Alony Hetz Properties & Investments Ltd.	11,949	86
	Gazit-Globe Ltd.	6,596	85
	Harel Insurance Investments & Financial Services Ltd.	14,790	84
	Migdal Insurance & Financial Holding Ltd.	47,854	78
*	Partner Communications Co. Ltd.	8,707	78
*	Clal Insurance Enterprises Holdings Ltd.	3,854	75
*	Allot Communications Ltd.	4,912	64

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Ituran Location and Control Ltd.	2,266	55
*	Oil Refineries Ltd.	184,043	51
*	Evogene Ltd.	2,628	46
*	Mazor Robotics Ltd.	5,016	45
	Shufersal Ltd.	1	—
			10,655
Italy (1.0%)
	Eni SPA	293,227	7,594
	UniCredit SPA	525,958	4,712
	Intesa Sanpaolo SPA (Registered)	1,367,343	4,679
	Enel SPA	753,258	4,266
^	Assicurazioni Generali SPA	144,915	3,388
*	Telecom Italia SPA (Registered)	1,366,846	1,756
	Snam SPA	235,682	1,418
	CNH Industrial NV MTAA	120,493	1,408
*	Fiat SPA	104,212	1,258
	Atlantia SPA	42,700	1,112
	Terna Rete Elettrica Nazionale SPA	202,147	1,095
	Luxottica Group SPA	18,870	1,082
	Unione di Banche Italiane SCPA	99,262	948
	Saipem SPA	34,825	934
	Prysmian SPA	34,791	906
	Banco Popolare SC	40,424	835
	Telecom Italia SPA (Bearer)	677,998	674
	Tenaris SA	29,761	658
	Pirelli & C. SPA	37,890	638
*	Mediobanca SPA	55,216	613
*	Banca Popolare dell'Emilia Romagna SC	50,300	580
	Tenaris SA ADR	12,520	552
	Exor SPA	10,041	459
	Enel Green Power SPA	155,299	444
^	Italcementi SPA	35,445	431
*	Mediaset SPA	76,587	424
	Recordati SPA	23,910	419
*	Finmeccanica SPA	43,641	404
*,^	Banca Monte dei Paschi di Siena SPA	1,199,111	401
*,^	Banca Popolare di Milano Scarl	380,881	385
	ERG SPA	20,451	353
	Azimut Holding SPA	11,222	350
*	UnipolSai SPA	92,629	341
*	Yoox SPA	8,423	302
	Davide Campari-Milano SPA	33,217	289
	Unipol Gruppo Finanziario SPA Preference Shares	41,459	274
	Banca Generali SPA	8,149	257
	Mediolanum SPA	25,893	233
	DiaSorin SPA	5,622	232
*	Sorin SPA	69,863	213
	Tod's SPA	1,503	211
	Banca Popolare di Sondrio SCARL	28,617	206
	Gtech SPA	6,361	187
*	World Duty Free SPA	13,384	180
	A2A SPA	144,973	177
	Societa Cattolica di Assicurazioni SCRL	6,519	161
	Danieli & C Officine Meccaniche SPA	6,539	157
	Hera SPA	52,485	155
	Ansaldo STS SPA	12,930	144
	MARR SPA	6,935	134
	Salvatore Ferragamo SPA	4,085	129
*	Autogrill SPA	13,384	128
	Parmalat SPA	35,444	123
	Indesit Co. SPA	8,523	122
	Buzzi Unicem SPA	6,809	121
*,^	Banca Piccolo Credito Valtellinese Scarl	49,407	118
	Brembo SPA	3,126	116

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Interpump Group SPA	7,591	108
	Unipol Gruppo Finanziario SPA	14,582	106
	Cementir Holding SPA	10,694	102
	De'Longhi SPA	4,585	100
	Societa Iniziative Autostradali e Servizi SPA	6,715	80
	CNH Industrial NV (XNYS)	6,507	75
*,^	Banca Carige SPA	101,327	75
*	Safilo Group SPA	3,221	74
*	Saras SPA	40,518	70
	Brunello Cucinelli SPA	2,164	62
	Credito Emiliano SPA	6,039	62
	Piaggio & C SPA	14,781	61
	ASTM SPA	3,541	60
*	Italmobiliare SPA	1,194	54
*	UnipolSai SPA B	14,540	54
	Ei Towers SPA	909	52
	Amplifon SPA	7,821	51
	Beni Stabili SPA	57,111	51
*	CIR-Compagnie Industriali Riunite SPA	32,485	50
	Industria Macchine Automatiche SPA	1,016	50
	ACEA SPA	3,477	50
	Iren SPA	29,026	49
	Geox SPA	10,796	47
	RCS MediaGroup SPA	17,616	40
			51,469
Japan (7.3%)
	Toyota Motor Corp.	315,030	17,020
	Mitsubishi UFJ Financial Group Inc.	1,668,251	8,874
	SoftBank Corp.	111,700	8,319
	Honda Motor Co. Ltd.	213,500	7,085
	Sumitomo Mitsui Financial Group Inc.	157,948	6,244
	Mizuho Financial Group Inc.	2,826,507	5,536
	FANUC Corp.	24,600	4,439
	Canon Inc.	138,300	4,334
	Japan Tobacco Inc.	131,593	4,325
	Takeda Pharmaceutical Co. Ltd.	93,900	4,224
	Hitachi Ltd.	544,000	3,878
	Mitsubishi Estate Co. Ltd.	161,574	3,666
	Seven & I Holdings Co. Ltd.	91,500	3,610
	KDDI Corp.	67,200	3,584
	East Japan Railway Co.	48,000	3,502
	Astellas Pharma Inc.	294,500	3,284
	NTT DOCOMO Inc.	204,270	3,258
	Bridgestone Corp.	88,825	3,180
	Central Japan Railway Co.	24,200	2,972
	Mitsubishi Corp.	165,100	2,956
	Mitsui Fudosan Co. Ltd.	99,000	2,931
	Shin-Etsu Chemical Co. Ltd.	49,848	2,924
	Mitsui & Co. Ltd.	205,500	2,914
	Nippon Telegraph & Telephone Corp.	52,000	2,886
	Mitsubishi Electric Corp.	248,279	2,827
	Kao Corp.	74,074	2,789
	Panasonic Corp.	251,255	2,739
	Komatsu Ltd.	119,300	2,627
	Denso Corp.	56,900	2,592
	Nippon Steel & Sumitomo Metal Corp.	982,745	2,578
	Nissan Motor Co. Ltd.	298,201	2,573
	Nomura Holdings Inc.	437,500	2,534
	ITOCHU Corp.	217,800	2,441
	Tokio Marine Holdings Inc.	82,500	2,431
	Murata Manufacturing Co. Ltd.	27,108	2,260
	ORIX Corp.	151,660	2,198
	Sumitomo Realty & Development Co. Ltd.	55,846	2,167
	Keyence Corp.	5,383	2,077

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

		Market
		Value
	Shares	($000)
Sony Corp.	116,900	2,052
Kubota Corp.	159,000	2,049
Mitsubishi Heavy Industries Ltd.	376,870	1,984
Tokyo Gas Co. Ltd.	378,000	1,981
Fast Retailing Co. Ltd.	6,300	1,958
Fuji Heavy Industries Ltd.	72,800	1,914
Toshiba Corp.	482,000	1,888
Sumitomo Mitsui Trust Holdings Inc.	449,460	1,852
Kyocera Corp.	38,100	1,792
Daikin Industries Ltd.	30,879	1,786
SMC Corp.	7,200	1,714
Nidec Corp.	29,306	1,657
Sumitomo Corp.	126,600	1,643
Dai-ichi Life Insurance Co. Ltd.	117,100	1,623
Daiwa Securities Group Inc.	205,000	1,537
Inpex Corp.	105,100	1,533
Hoya Corp.	51,100	1,511
MS&AD Insurance Group Holdings	64,591	1,449
JX Holdings Inc.	277,607	1,442
Kirin Holdings Co. Ltd.	104,000	1,440
Mazda Motor Corp.	311,000	1,391
FUJIFILM Holdings Corp.	53,700	1,387
Asahi Group Holdings Ltd.	50,100	1,384
Daiichi Sankyo Co. Ltd.	82,300	1,381
Nintendo Co. Ltd.	13,000	1,364
Secom Co. Ltd.	23,300	1,338
Fujitsu Ltd.	219,906	1,293
JFE Holdings Inc.	69,600	1,286
Otsuka Holdings Co. Ltd.	44,500	1,282
Marubeni Corp.	187,628	1,254
Suzuki Motor Corp.	48,481	1,251
Daito Trust Construction Co. Ltd.	12,132	1,235
Isuzu Motors Ltd.	211,000	1,225
Sumitomo Electric Industries Ltd.	88,300	1,222
Daiwa House Industry Co. Ltd.	72,000	1,216
Eisai Co. Ltd.	31,000	1,197
* Olympus Corp.	39,000	1,191
Toray Industries Inc.	181,000	1,181
Tokyo Electron Ltd.	20,400	1,160
NKSJ Holdings Inc.	45,675	1,140
Resona Holdings Inc.	217,606	1,113
Ajinomoto Co. Inc.	75,000	1,104
Dentsu Inc.	25,949	1,064
Asahi Kasei Corp.	155,000	1,054
Yamato Holdings Co. Ltd.	47,600	980
Ricoh Co. Ltd.	82,100	946
Shimano Inc.	9,400	940
Kintetsu Corp.	265,000	931
T&D Holdings Inc.	76,900	918
Omron Corp.	25,800	914
West Japan Railway Co.	22,500	912
Sumitomo Metal Mining Co. Ltd.	60,000	906
* Chubu Electric Power Co. Inc.	79,200	902
LIXIL Group Corp.	33,800	896
Tokyu Corp.	142,000	894
Toyota Industries Corp.	19,100	880
NEC Corp.	311,000	875
Ono Pharmaceutical Co. Ltd.	11,000	872
Osaka Gas Co. Ltd.	231,000	871
Nitto Denko Corp.	20,100	870
Oriental Land Co. Ltd.	5,800	869
Aisin Seiki Co. Ltd.	24,200	855
Aeon Co. Ltd.	73,600	850
JGC Corp.	26,000	842

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Japan Transcity Corp.	276,000	840
	Terumo Corp.	41,000	814
	Shiseido Co. Ltd.	44,100	788
	Makita Corp.	14,800	787
	Sekisui House Ltd.	65,300	784
	Hankyu Hanshin Holdings Inc.	142,000	778
	Mitsubishi Motors Corp.	70,900	768
	Unicharm Corp.	14,100	765
	Yahoo Japan Corp.	172,200	752
*	Kansai Electric Power Co. Inc.	89,400	750
	Sysmex Corp.	22,746	721
	Yakult Honsha Co. Ltd.	13,200	713
	Bank of Yokohama Ltd.	141,000	709
	Shizuoka Bank Ltd.	71,000	678
	Toyota Tsusho Corp.	25,400	669
	Chugai Pharmaceutical Co. Ltd.	26,400	666
	Sumitomo Chemical Co. Ltd.	177,492	666
	TOTO Ltd.	47,000	665
	Rohm Co. Ltd.	13,800	660
*	Tokyo Electric Power Co. Inc.	174,200	659
	Asahi Glass Co. Ltd.	115,000	652
	Tohoku Electric Power Co. Inc.	68,200	649
	Kawasaki Heavy Industries Ltd.	174,000	646
	Japan Exchange Group Inc.	32,300	639
	IHI Corp.	160,000	638
	Dai Nippon Printing Co. Ltd.	70,000	631
	NGK Insulators Ltd.	33,000	624
	Shionogi & Co. Ltd.	35,600	624
	Nikon Corp.	39,700	622
	Odakyu Electric Railway Co. Ltd.	70,000	615
	TDK Corp.	14,400	614
	Mitsubishi Chemical Holdings Corp.	152,484	610
	NGK Spark Plug Co. Ltd.	26,000	595
	Tobu Railway Co. Ltd.	121,000	592
	Keikyu Corp.	71,000	589
	Japan Pure Chemical Co. Ltd.	28,400	582
	Shimamura Co. Ltd.	6,200	578
	NSK Ltd.	54,000	568
	Taisei Corp.	121,000	561
	Chiba Bank Ltd.	87,000	553
	NTT Data Corp.	14,300	552
	Konica Minolta Inc.	58,500	545
*,^	Seibu Holdings Inc.	29,538	540
*	Kyushu Electric Power Co. Inc.	53,300	538
	MEIJI Holdings Co. Ltd.	8,617	529
	Hirose Electric Co. Ltd.	3,700	522
	Taisei Lamick Co. Ltd.	21,400	521
	Yamaha Motor Co. Ltd.	33,100	511
	Obayashi Corp.	79,000	510
	Hakuto Co. Ltd.	55,216	510
	Nippon Yusen KK	188,000	510
	Isetan Mitsukoshi Holdings Ltd.	40,800	508
	Namco Bandai Holdings Inc.	23,200	501
	Toho Co. Ltd.	139,000	500
	Suntory Beverage & Food Ltd.	14,100	492
	Yushiro Chemical Industry Co. Ltd.	48,700	491
	Sekisui Chemical Co. Ltd.	48,000	486
	Lawson Inc.	7,000	486
	Fukuyama Transporting Co. Ltd.	83,000	486
	Aeon Mall Co. Ltd.	20,280	484
	Nippon Express Co. Ltd.	102,000	482
	Keio Corp.	68,000	481
	Mitsubishi Materials Corp.	165,340	480
	Yaskawa Electric Corp.	42,263	477

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

		Market
		Value
	Shares	($000)
Asahi Organic Chemicals Industry Co. Ltd.	219,000	476
Seiko Epson Corp.	17,400	475
Yamada Denki Co. Ltd.	127,260	470
Toppan Printing Co. Ltd.	68,000	467
Chugoku Electric Power Co. Inc.	35,100	460
Taiheiyo Cement Corp.	131,000	460
Electric Power Development Co. Ltd.	17,300	459
Sega Sammy Holdings Inc.	22,700	458
Oji Holdings Corp.	108,000	454
Santen Pharmaceutical Co. Ltd.	10,000	446
Kuraray Co. Ltd.	39,600	445
Sumitomo Heavy Industries Ltd.	103,000	438
^ Kourakuen Corp.	34,000	438
Nippon Meat Packers Inc.	25,000	433
*,^ Sharp Corp.	172,302	432
Mitsui OSK Lines Ltd.	127,397	425
Nitori Holdings Co. Ltd.	9,100	417
Aozora Bank Ltd.	139,901	416
Kobe Steel Ltd.	317,000	416
Shimizu Corp.	73,000	414
Taisho Pharmaceutical Holdings Co. Ltd.	5,600	413
JSR Corp.	25,100	411
Yokogawa Electric Corp.	29,800	407
Kikkoman Corp.	20,000	406
Kansai Paint Co. Ltd.	29,000	405
Asics Corp.	20,800	405
Shinsei Bank Ltd.	206,000	402
Hino Motors Ltd.	30,400	400
Brother Industries Ltd.	28,600	400
Kajima Corp.	105,000	400
Hulic Co. Ltd.	33,000	398
JTEKT Corp.	26,800	391
Joyo Bank Ltd.	80,000	389
Nippon Paint Co. Ltd.	25,000	387
Hisamitsu Pharmaceutical Co. Inc.	9,200	385
Toyo Suisan Kaisha Ltd.	12,000	384
Stanley Electric Co. Ltd.	17,300	383
Nissin Foods Holdings Co. Ltd.	8,000	383
Trend Micro Inc.	11,800	382
Credit Saison Co. Ltd.	17,900	381
Daihatsu Motor Co. Ltd.	23,000	381
Nippon Valqua Industries Ltd.	142,000	378
Tokyu Fudosan Holdings Corp.	51,986	378
Suruga Bank Ltd.	22,000	377
Tokyo Tatemono Co. Ltd.	47,000	375
Century Tokyo Leasing Corp.	12,900	373
Duskin Co. Ltd.	20,100	372
J Front Retailing Co. Ltd.	57,000	362
Advantest Corp.	32,800	362
Hamamatsu Photonics KK	7,800	351
Japan Airlines Co. Ltd.	6,700	347
Fukuoka Financial Group Inc.	84,000	343
USS Co. Ltd.	23,500	343
Kyowa Hakko Kirin Co. Ltd.	30,000	342
Don Quijote Holdings Co. Ltd.	6,400	338
Alfresa Holdings Corp.	5,400	336
Benesse Holdings Inc.	8,600	327
Ebara Corp.	55,000	327
Fujikura Kasei Co. Ltd.	59,700	326
Rinnai Corp.	3,900	325
Minebea Co. Ltd.	40,000	324
KYORIN Holdings Inc.	16,800	324
Nagoya Railroad Co. Ltd.	101,000	320
Dainippon Sumitomo Pharma Co. Ltd.	21,100	320

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

		Market
		Value
	Shares	($000)
Bank of Kyoto Ltd.	39,000	318
Mitsubishi UFJ Lease & Finance Co. Ltd.	63,300	312
Suzuken Co. Ltd.	8,600	310
Daicel Corp.	37,000	310
Casio Computer Co. Ltd.	26,900	307
Nisshin Seifun Group Inc.	26,200	305
Koito Manufacturing Co. Ltd.	14,000	304
Fuji Electric Co. Ltd.	67,000	304
Ryohin Keikaku Co. Ltd.	2,700	303
Mitsubishi Tanabe Pharma Corp.	21,800	299
Hitachi Metals Ltd.	22,000	299
Amada Co. Ltd.	41,000	297
Yokohama Rubber Co. Ltd.	33,000	295
Kyoritsu Maintenance Co. Ltd.	8,624	295
SBI Holdings Inc.	25,740	294
Seven Bank Ltd.	77,600	294
THK Co. Ltd.	13,800	292
Shimadzu Corp.	34,000	290
Nomura Research Institute Ltd.	10,000	290
Toho Gas Co. Ltd.	59,000	289
M3 Inc.	21,000	288
AEON Financial Service Co. Ltd.	11,400	287
Toyo Seikan Group Holdings Ltd.	19,300	287
Miraca Holdings Inc.	6,600	286
Takashimaya Co. Ltd.	30,000	284
Sony Financial Holdings Inc.	17,700	284
FamilyMart Co. Ltd.	6,800	282
Kurita Water Industries Ltd.	13,400	282
Sumitomo Rubber Industries Ltd.	20,300	282
Coca-Cola East Japan Co. Ltd.	12,500	282
Shochiku Co. Ltd.	34,000	281
Nabtesco Corp.	13,000	281
Air Water Inc.	20,000	281
Hokuhoku Financial Group Inc.	144,000	278
Mitsubishi Gas Chemical Co. Inc.	48,000	277
Kamigumi Co. Ltd.	29,000	276
TonenGeneral Sekiyu KK	29,000	274
FP Corp.	8,800	274
Citizen Holdings Co. Ltd.	37,200	273
Yamaha Corp.	20,300	272
MediPal Holdings Corp.	19,300	271
Keisei Electric Railway Co. Ltd.	31,000	270
Ibiden Co. Ltd.	14,900	269
Chiyoda Corp.	20,000	268
Hiroshima Bank Ltd.	65,000	267
^ ANA Holdings Inc.	122,000	266
Gunma Bank Ltd.	50,000	266
Mitsui Chemicals Inc.	109,000	266
Teijin Ltd.	108,000	265
Chugoku Bank Ltd.	19,700	261
Nissan Chemical Industries Ltd.	17,500	261
Sawai Pharmaceutical Co. Ltd.	4,200	260
Tosoh Corp.	68,000	259
Mitsubishi Logistics Corp.	18,000	258
Konami Corp.	11,200	255
Nippon Chemiphar Co. Ltd.	53,000	255
Taiyo Nippon Sanso Corp.	32,000	255
GS Yuasa Corp.	45,000	255
Iida Group Holdings Co. Ltd.	16,881	252
Hokuriku Electric Power Co.	20,000	248
Nomura Real Estate Holdings Inc.	13,200	247
Sanken Electric Co. Ltd.	35,000	244
Iyo Bank Ltd.	27,000	243
Yamaguchi Financial Group Inc.	26,000	240

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	DIC Corp.	90,000	239
	MISUMI Group Inc.	9,800	238
	Marui Group Co. Ltd.	26,800	238
	Nippon Kayaku Co. Ltd.	20,000	238
	K's Holdings Corp.	8,142	236
	Sankyo Co. Ltd.	5,900	236
	Nankai Electric Railway Co. Ltd.	60,000	233
	Haseko Corp.	36,600	232
	Idemitsu Kosan Co. Ltd.	10,400	230
	Nippon Electric Glass Co. Ltd.	47,000	230
	Hachijuni Bank Ltd.	42,000	230
	Kaneka Corp.	39,000	229
	Fujikura Ltd.	53,000	228
	Showa Denko KK	171,000	228
	COMSYS Holdings Corp.	13,800	226
	Alps Electric Co. Ltd.	20,000	226
	Hoshizaki Electric Co. Ltd.	5,582	226
	Otsuka Corp.	1,900	225
	Kanamoto Co. Ltd.	7,000	220
^	Nippon Paper Industries Co. Ltd.	12,000	219
	Nippon Shokubai Co. Ltd.	19,000	219
^	Sanrio Co. Ltd.	6,892	219
	Hakuhodo DY Holdings Inc.	28,000	217
	Pronexus Inc.	31,600	215
^	Dena Co. Ltd.	12,700	215
*	Shikoku Electric Power Co. Inc.	18,300	214
	Zeon Corp.	23,000	214
	North Pacific Bank Ltd.	52,400	212
	Toho Co. Ltd.	11,000	212
*	NTN Corp.	61,000	209
	Mitsui Mining & Smelting Co. Ltd.	84,000	208
	Jafco Co. Ltd.	5,400	207
	Keihan Electric Railway Co. Ltd.	50,000	206
	Mabuchi Motor Co. Ltd.	3,000	205
	Ube Industries Ltd.	121,000	205
	Kakaku.com Inc.	14,368	205
	Kawasaki Kisen Kaisha Ltd.	102,000	205
	Tsuruha Holdings Inc.	2,000	201
	Japan Securities Finance Co. Ltd.	36,300	200
	Park24 Co. Ltd.	10,900	199
	Calbee Inc.	8,100	199
	Dowa Holdings Co. Ltd.	23,000	193
	Izumi Co. Ltd.	6,500	190
	NHK Spring Co. Ltd.	21,000	190
	Disco Corp.	3,100	188
	Seino Holdings Co. Ltd.	19,000	188
	Hazama Ando Corp.	42,100	186
	Hitachi Construction Machinery Co. Ltd.	10,000	186
	Tokai Tokyo Financial Holdings Inc.	27,600	185
	Tsumura & Co.	7,800	185
	Nishi-Nippon Railroad Co. Ltd.	48,000	185
	Ushio Inc.	14,100	184
	Pigeon Corp.	4,100	184
	Wacom Co. Ltd.	28,000	183
	Obic Co. Ltd.	6,100	183
	Sojitz Corp.	116,048	183
	Azbil Corp.	8,000	182
	Sugi Holdings Co. Ltd.	4,000	180
	Anritsu Corp.	16,000	179
	Nagase & Co. Ltd.	14,600	179
	NOK Corp.	10,800	177
	Rohto Pharmaceutical Co. Ltd.	10,000	176
	Furukawa Electric Co. Ltd.	78,000	176
	Kewpie Corp.	12,200	175

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Zenkoku Hosho Co. Ltd.	7,800	175
*,^	Mitsubishi Kakoki Kaisha Ltd.	114,000	173
	Sundrug Co. Ltd.	4,200	172
	Ship Healthcare Holdings Inc.	5,000	171
	Kobayashi Pharmaceutical Co. Ltd.	2,800	170
	Maruichi Steel Tube Ltd.	6,700	170
	Toyobo Co. Ltd.	105,000	170
	Hitachi High-Technologies Corp.	7,400	169
	Japan Steel Works Ltd.	40,000	169
	Hikari Tsushin Inc.	2,000	169
	Hitachi Zosen Corp.	34,000	167
	Oracle Corp. Japan	3,600	166
	Showa Shell Sekiyu KK	16,300	165
	UNY Group Holdings Co. Ltd.	25,500	165
	Mitsui Engineering & Shipbuilding Co. Ltd.	84,000	163
	Nippon Steel & Sumikin Bussan Corp.	46,000	163
	Sankyo Tateyama Inc.	8,200	162
	Topcon Corp.	9,200	160
	House Foods Group Inc.	9,600	160
	Shinko Plantech Co. Ltd.	21,200	160
	Yamazaki Baking Co. Ltd.	13,000	159
	SCSK Corp.	6,000	159
	DMG Mori Seiki Co. Ltd.	12,700	158
	UACJ Corp.	40,000	158
	Tadano Ltd.	11,000	156
	Sohgo Security Services Co. Ltd.	7,300	155
	OKUMA Corp.	18,000	154
	Aoyama Trading Co. Ltd.	6,200	154
	Okasan Securities Group Inc.	22,000	154
	Nissan Shatai Co. Ltd.	10,000	152
	Kagome Co. Ltd.	9,000	152
	Horiba Ltd.	4,400	152
	Daido Steel Co. Ltd.	31,000	152
	Sumitomo Osaka Cement Co. Ltd.	38,000	151
	Taiyo Yuden Co. Ltd.	12,200	151
	Sotetsu Holdings Inc.	42,000	150
	Shibusawa Warehouse Co. Ltd.	45,000	149
	Hokuto Corp.	7,400	149
	Sapporo Holdings Ltd.	35,000	148
*	Leopalace21 Corp.	28,600	148
^	Daio Paper Corp.	14,000	147
	Ezaki Glico Co. Ltd.	11,000	145
	Japan Airport Terminal Co. Ltd.	6,200	143
	Tsubakimoto Chain Co.	20,000	143
	Hitachi Chemical Co. Ltd.	9,700	143
	Denki Kagaku Kogyo KK	43,000	143
	Glory Ltd.	5,500	142
	Toho Holdings Co. Ltd.	7,000	141
	77 Bank Ltd.	31,000	140
	Nihon Kohden Corp.	3,400	139
	Awa Bank Ltd.	26,000	139
*	Tokyo Rope Manufacturing Co. Ltd.	95,000	139
	Lion Corp.	25,000	137
	Shiga Bank Ltd.	25,000	137
	Nachi-Fujikoshi Corp.	22,000	136
	Matsumotokiyoshi Holdings Co. Ltd.	4,600	136
	Nishi-Nippon City Bank Ltd.	59,000	134
	Yamato Kogyo Co. Ltd.	4,600	133
	Sanyo Special Steel Co. Ltd.	34,000	133
	Monex Group Inc.	39,500	132
	Square Enix Holdings Co. Ltd.	8,200	132
	Mochida Pharmaceutical Co. Ltd.	1,871	132
	Nippon Konpo Unyu Soko Co. Ltd.	7,800	132
*	Ulvac Inc.	6,900	131

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*,^	Acom Co. Ltd.	38,300	131
	Takara Holdings Inc.	17,000	130
	Juroku Bank Ltd.	37,000	129
	Nisshinbo Holdings Inc.	15,000	129
	Wacoal Holdings Corp.	13,000	128
	Sumitomo Forestry Co. Ltd.	12,600	128
	Temp Holdings Co. Ltd.	5,000	127
	NET One Systems Co. Ltd.	15,600	127
	Kose Corp.	3,800	126
	Nichirei Corp.	26,000	126
	Ito En Ltd.	5,900	126
	Cosmo Oil Co. Ltd.	67,000	125
	Autobacs Seven Co. Ltd.	8,100	125
	Internet Initiative Japan Inc.	5,400	125
	Oki Electric Industry Co. Ltd.	64,000	125
	NOF Corp.	18,000	125
	Coca-Cola West Co. Ltd.	7,100	124
	MOS Food Services Inc.	6,200	124
	Senshu Ikeda Holdings Inc.	26,900	124
	Shimachu Co. Ltd.	5,600	123
	ST Corp.	12,600	122
	SHO-BOND Holdings Co. Ltd.	2,700	122
	ADEKA Corp.	11,000	121
	Panasonic Information Systems	4,600	121
*	Nippon Sheet Glass Co. Ltd.	93,742	120
	Toyoda Gosei Co. Ltd.	6,500	120
	Nihon M&A Center Inc.	5,100	119
	Earth Chemical Co. Ltd.	3,300	118
	Accordia Golf Co. Ltd.	9,200	118
	Nexon Co. Ltd.	15,100	118
	ABC-Mart Inc.	2,600	117
	Inaba Denki Sangyo Co. Ltd.	3,800	117
	Elematec Corp.	6,800	116
^	Rock Field Co. Ltd.	6,500	116
	Penta-Ocean Construction Co. Ltd.	35,500	116
	Daishi Bank Ltd.	32,000	116
	Start Today Co. Ltd.	5,500	115
	Capcom Co. Ltd.	6,600	115
	Kissei Pharmaceutical Co. Ltd.	4,848	114
^	ASKUL Corp.	4,500	112
	Ichiyoshi Securities Co. Ltd.	9,400	112
	Toyo Tire & Rubber Co. Ltd.	15,000	112
*	Kenedix Inc.	32,000	111
*,^	Aiful Corp.	32,300	110
	Hioki EE Corp.	7,000	110
*	Hokkaido Electric Power Co. Inc.	18,000	110
	Resorttrust Inc.	7,000	110
	Matsui Securities Co. Ltd.	11,900	110
	Mizuno Corp.	20,000	109
	Itochu Techno-Solutions Corp.	2,600	109
	Hyakugo Bank Ltd.	28,000	108
	Kisoji Co. Ltd.	6,000	108
	Ogaki Kyoritsu Bank Ltd.	40,000	108
	Nishimatsu Construction Co. Ltd.	30,000	108
	Nagaileben Co. Ltd.	5,600	108
	Rengo Co. Ltd.	24,000	107
	Hokkoku Bank Ltd.	32,000	107
	Cosmos Pharmaceutical Corp.	1,000	107
	J Trust Co. Ltd.	9,900	107
	Nagatanien Co. Ltd.	11,000	106
	Nippon Shinyaku Co. Ltd.	6,000	106
	H2O Retailing Corp.	14,000	106
	Keiyo Bank Ltd.	24,000	106
	Furukawa Co. Ltd.	58,000	105

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Japan Petroleum Exploration Co.	2,800	104
	Relo Holdings Inc.	1,900	104
	Kaken Pharmaceutical Co. Ltd.	6,000	103
	SKY Perfect JSAT Holdings Inc.	19,100	103
	Musashino Bank Ltd.	3,200	103
	Arcs Co. Ltd.	5,100	102
	Japan Aviation Electronics Industry Ltd.	6,000	102
^	Gree Inc.	10,300	101
	Matsuya Foods Co. Ltd.	5,600	101
	United Arrows Ltd.	2,600	101
	Kyoei Steel Ltd.	5,800	101
^	Dwango Co. Ltd.	3,600	100
	Kagoshima Bank Ltd.	16,000	100
	San-In Godo Bank Ltd.	15,000	99
	Sankyo Seiko Co. Ltd.	28,400	98
	Royal Holdings Co. Ltd.	6,700	98
	Higo Bank Ltd.	19,000	98
	Dunlop Sports Co. Ltd.	8,000	97
	Makino Milling Machine Co. Ltd.	13,000	97
	Maeda Corp.	13,000	97
	Lintec Corp.	5,200	97
	Canon Marketing Japan Inc.	6,000	97
	Miura Co. Ltd.	3,400	97
	Okumura Corp.	21,000	96
	Fuji Oil Co. Ltd.	7,100	96
	Nichiden Corp.	4,000	96
	Saibu Gas Co. Ltd.	38,000	95
	Meidensha Corp.	23,000	95
	Nifco Inc.	3,401	95
	Nisshin Steel Holdings Co. Ltd.	9,200	94
	Pasona Group Inc.	18,500	94
	Iwatani Corp.	16,000	94
	Toho Bank Ltd.	28,000	94
	Yoshinoya Holdings Co. Ltd.	7,400	94
	Kinden Corp.	10,000	92
	Aica Kogyo Co. Ltd.	4,400	92
*	Sumitomo Mitsui Construction Co. Ltd.	89,300	92
	Nippo Corp.	6,000	92
	Sanwa Holdings Corp.	15,000	92
	Hitachi Kokusai Electric Inc.	8,000	91
	Hitachi Capital Corp.	3,700	91
	Kyowa Exeo Corp.	7,000	91
	Komori Corp.	7,100	90
^	Nipro Corp.	10,400	90
	IT Holdings Corp.	5,800	90
	Kureha Corp.	19,000	90
	Tokyo Dome Corp.	20,000	90
	Fuji Machine Manufacturing Co. Ltd.	10,100	89
	Bank of Iwate Ltd.	2,000	89
*	Pioneer Corp.	41,100	89
	HIS Co. Ltd.	3,200	89
	Shinmaywa Industries Ltd.	10,000	88
	Bank of Okinawa Ltd.	2,100	88
	Onward Holdings Co. Ltd.	13,000	87
	Nippon Seiki Co. Ltd.	5,000	87
*,^	Orient Corp.	41,500	87
	Dainippon Screen Manufacturing Co. Ltd.	20,000	87
	Nihon Parkerizing Co. Ltd.	4,000	87
	Takata Corp.	3,700	87
	OSG Corp.	5,400	87
	Yamanashi Chuo Bank Ltd.	20,000	87
	Sakata Seed Corp.	6,200	87
	Daifuku Co. Ltd.	7,500	86
	Hanwa Co. Ltd.	22,000	86

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

		Market
		Value
	Shares	($000)
Aeon Delight Co. Ltd.	3,900	86
Toyo Kanetsu KK	36,000	86
Exedy Corp.	3,200	86
Nippon Light Metal Holdings Co. Ltd.	60,700	86
Kadokawa Corp.	2,600	85
Toshiba TEC Corp.	13,000	85
Tokuyama Corp.	29,000	84
Calsonic Kansei Corp.	17,000	84
TS Tech Co. Ltd.	3,100	83
Tokyo Seimitsu Co. Ltd.	4,900	83
Meitec Corp.	3,100	83
Ryosan Co. Ltd.	3,900	82
Nitto Kohki Co. Ltd.	4,500	82
Tokai Rika Co. Ltd.	4,700	82
Heiwa Corp.	4,900	82
Yamagata Bank Ltd.	19,000	81
Enplas Corp.	1,400	80
Zensho Holdings Co. Ltd.	7,900	80
Nitto Boseki Co. Ltd.	19,000	79
Pola Orbis Holdings Inc.	2,000	78
* Kumagai Gumi Co. Ltd.	30,000	78
Maeda Road Construction Co. Ltd.	5,000	78
KYB Co. Ltd.	19,000	77
Toda Corp.	22,000	77
Aomori Bank Ltd.	28,000	77
Okamura Corp.	9,000	77
Nichi-iko Pharmaceutical Co. Ltd.	4,950	77
^ Tokyo Electron Device Ltd.	5,800	76
Fuji Media Holdings Inc.	4,500	76
Okamoto Industries Inc.	23,000	76
Tokyo Ohka Kogyo Co. Ltd.	3,300	75
Morita Holdings Corp.	9,000	75
Nihon Nohyaku Co. Ltd.	6,000	75
Nippon Gas Co. Ltd.	4,500	75
Mitsubishi Pencil Co. Ltd.	2,500	74
Hyakujushi Bank Ltd.	22,000	74
Nippon Television Holdings Inc.	4,900	73
Daibiru Corp.	7,300	73
Itoham Foods Inc.	16,000	73
Nippon Soda Co. Ltd.	13,000	72
NTT Urban Development Corp.	8,200	72
Hitachi Transport System Ltd.	4,700	72
Daiseki Co. Ltd.	4,500	72
Toagosei Co. Ltd.	17,000	71
DCM Holdings Co. Ltd.	10,500	71
TSI Holdings Co. Ltd.	10,500	71
Nitto Kogyo Corp.	3,400	70
Asahi Diamond Industrial Co. Ltd.	5,200	70
Colowide Co. Ltd.	7,000	70
Bank of the Ryukyus Ltd.	5,300	70
Kanematsu Corp.	45,000	69
HI-LEX Corp.	2,800	69
Fujitec Co. Ltd.	6,000	69
GMO internet Inc.	7,800	69
MonotaRO Co. Ltd.	3,400	69
Takaoka Toko Holdings Co. Ltd.	4,800	69
Kiyo Bank Ltd.	5,807	68
Asahi Holdings Inc.	4,300	68
Saizeriya Co. Ltd.	5,900	68
Mitsuba Corp.	4,600	68
Noritz Corp.	3,800	68
Okabe Co. Ltd.	4,900	67
Tokai Carbon Co. Ltd.	21,000	67
Pilot Corp.	1,600	67

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Nikkiso Co. Ltd.	6,000	67
	Iseki & Co. Ltd.	26,000	67
	Ai Holdings Corp.	4,200	67
	Jeol Ltd.	18,000	67
	Japan Wool Textile Co. Ltd.	9,000	67
	TOMONY Holdings Inc.	15,700	67
	Mandom Corp.	1,900	67
	Avex Group Holdings Inc.	3,600	67
	Tokyotokeiba Co. Ltd.	25,000	66
	Max Co. Ltd.	6,000	66
	Fuyo General Lease Co. Ltd.	1,900	65
*	Pacific Metals Co. Ltd.	14,000	65
	Sankyu Inc.	17,000	65
	Nissin Kogyo Co. Ltd.	3,500	65
	Fuji Co. Ltd.	3,400	64
	Modec Inc.	2,900	64
	Mitsumi Electric Co. Ltd.	9,900	63
	Hokuetsu Bank Ltd.	31,000	63
^	WATAMI Co. Ltd.	4,300	63
	Mirait Holdings Corp.	7,100	62
	Megmilk Snow Brand Co. Ltd.	4,700	62
	Eizo Corp.	2,300	62
	Toyo Ink SC Holdings Co. Ltd.	15,000	61
	Miyazaki Bank Ltd.	20,000	61
*	Nippon Chemi-Con Corp.	19,000	61
	NSD Co. Ltd.	4,900	61
	Bank of Nagoya Ltd.	16,000	60
	Shima Seiki Manufacturing Ltd.	3,600	60
	Nanto Bank Ltd.	16,000	60
	Sumco Corp.	7,800	60
	Heiwa Real Estate Co. Ltd.	3,800	60
	IBJ Leasing Co. Ltd.	2,600	59
	Nippon Densetsu Kogyo Co. Ltd.	4,000	59
	Chiyoda Co. Ltd.	2,500	59
	Yodogawa Steel Works Ltd.	15,000	59
	Bic Camera Inc.	8,100	59
	Asatsu-DK Inc.	2,600	59
	Maruha Nichiro Corp.	3,700	59
	Aichi Bank Ltd.	1,200	59
	Shikoku Bank Ltd.	29,000	58
	Taikisha Ltd.	2,700	58
	Sumitomo Warehouse Co. Ltd.	12,000	58
	Fujitsu General Ltd.	5,000	58
	Musashi Seimitsu Industry Co. Ltd.	2,600	57
	TOC Co. Ltd.	8,400	57
	Michinoku Bank Ltd.	27,000	57
	Totetsu Kogyo Co. Ltd.	2,800	57
	Hogy Medical Co. Ltd.	1,100	57
	Takuma Co. Ltd.	7,000	57
	Kasumi Co. Ltd.	8,000	56
	Fujimori Kogyo Co. Ltd.	2,000	56
	Iino Kaiun Kaisha Ltd.	11,400	56
	Morinaga Milk Industry Co. Ltd.	15,000	56
	Nippon Flour Mills Co. Ltd.	10,000	56
	Star Micronics Co. Ltd.	4,500	56
	Jin Co. Ltd.	1,900	55
	Nishio Rent All Co. Ltd.	1,500	55
	Asahi Intecc Co. Ltd.	1,500	55
*	Nissha Printing Co. Ltd.	4,200	55
	Oita Bank Ltd.	15,000	55
	Tochigi Bank Ltd.	14,000	55
	Welcia Holdings Co. Ltd.	900	54
	Akebono Brake Industry Co. Ltd.	10,700	54
	Yaoko Co. Ltd.	1,200	54

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Riso Kagaku Corp.	2,200	54
*,^	Nippon Yakin Kogyo Co. Ltd.	19,500	54
	Nichias Corp.	8,000	54
	Komeri Co. Ltd.	2,000	54
	Nichicon Corp.	7,300	54
	Unipres Corp.	2,800	54
	Nippon Signal Co. Ltd.	6,500	54
	Takasago International Corp.	11,000	54
	Doutor Nichires Holdings Co. Ltd.	3,000	54
	Toyota Boshoku Corp.	5,200	54
	Kandenko Co. Ltd.	10,000	54
	Nissin Corp.	19,000	54
	Aida Engineering Ltd.	5,600	53
*	Sanix Inc.	4,500	53
	Maruetsu Inc.	16,000	53
	Tsukishima Kikai Co. Ltd.	5,000	53
	Ariake Japan Co. Ltd.	2,200	53
	Daido Metal Co. Ltd.	5,000	53
	Yokogawa Bridge Holdings Corp.	4,000	53
	Toshiba Plant Systems & Services Corp.	3,600	53
	Amano Corp.	5,500	53
	Tokyu Construction Co. Ltd.	11,900	53
	Tomy Co. Ltd.	11,100	53
	Keiyo Co. Ltd.	11,400	53
	As One Corp.	2,000	53
	Mars Engineering Corp.	2,800	52
	Fuji Seal International Inc.	1,600	52
	Oiles Corp.	2,300	52
	Xebio Co. Ltd.	2,800	52
	Kyudenko Corp.	6,000	52
	Ryoyo Electro Corp.	4,300	52
	Kintetsu World Express Inc.	1,300	52
	Mitsubishi Shokuhin Co. Ltd.	2,300	52
	Noritake Co. Ltd.	21,000	51
	Paramount Bed Holdings Co. Ltd.	1,700	51
	Broadleaf Co. Ltd.	3,200	51
	EDION Corp.	8,800	51
	Keihin Corp.	3,500	51
	Shizuoka Gas Co. Ltd.	8,400	51
	Marusan Securities Co. Ltd.	7,200	50
	Tachi-S Co. Ltd.	3,200	50
	Kyokuto Kaihatsu Kogyo Co. Ltd.	3,800	50
	Gulliver International Co. Ltd.	6,100	50
	Fukui Bank Ltd.	21,000	50
	Mitsui Sugar Co. Ltd.	12,000	50
	Kameda Seika Co. Ltd.	1,749	50
	Showa Corp.	4,500	49
*	Juki Corp.	24,000	49
	Daihen Corp.	13,000	49
	Central Glass Co. Ltd.	15,000	49
	San-A Co. Ltd.	1,700	49
	Takasago Thermal Engineering Co. Ltd.	5,000	49
	Obara Group Inc.	1,300	49
	Nishimatsuya Chain Co. Ltd.	6,800	49
	Jowa Holdings Co. Ltd.	1,400	49
	Toyo Engineering Corp.	11,000	49
	YAMABIKO Corp.	1,300	48
	Raito Kogyo Co. Ltd.	5,600	48
	Kuroda Electric Co. Ltd.	3,000	48
	Kokuyo Co. Ltd.	6,300	48
	Sumitomo Real Estate Sales Co. Ltd.	1,600	48
	Shikoku Chemicals Corp.	7,000	48
	Tecmo Koei Holdings Co. Ltd.	4,000	48
	Sanden Corp.	10,000	48

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

		Market
		Value
	Shares	($000)
Toho Zinc Co. Ltd.	15,000	48
AOKI Holdings Inc.	3,500	48
Mitsui-Soko Co. Ltd.	12,000	48
Tamron Co. Ltd.	1,900	48
Seiko Holdings Corp.	13,000	48
Nitta Corp.	2,300	47
Futaba Corp.	3,000	47
Towa Pharmaceutical Co. Ltd.	1,100	47
Paltac Corp.	3,800	47
Next Co. Ltd.	5,400	47
SMS Co. Ltd.	2,200	47
Fujicco Co. Ltd.	4,000	47
Kitz Corp.	9,800	46
C Uyemura & Co. Ltd.	1,000	46
ZERIA Pharmaceutical Co. Ltd.	2,200	46
Eagle Industry Co. Ltd.	2,900	46
TPR Co. Ltd.	3,100	46
Nihon Unisys Ltd.	4,500	46
Sato Holdings Corp.	2,100	46
JCR Pharmaceuticals Co. Ltd.	2,200	45
Fancl Corp.	4,100	45
Wakita & Co. Ltd.	4,000	45
Taiyo Holdings Co. Ltd.	1,500	45
Toa Corp.	24,000	45
Riken Corp.	11,000	45
CKD Corp.	4,900	45
Ryobi Ltd.	15,000	44
Seikagaku Corp.	3,700	44
Alpine Electronics Inc.	3,700	44
Nichiha Corp.	3,800	44
Shinko Electric Industries Co. Ltd.	6,600	43
Tokai Corp.	1,700	43
DTS Corp.	2,600	43
Chudenko Corp.	3,000	43
Sanyo Chemical Industries Ltd.	7,000	43
Torii Pharmaceutical Co. Ltd.	1,500	43
Round One Corp.	5,900	42
Kyokuto Securities Co. Ltd.	2,700	42
Mito Securities Co. Ltd.	12,000	42
Transcosmos Inc.	2,200	41
Daikyo Inc.	21,000	41
Toshiba Machine Co. Ltd.	9,000	40
Nippon Synthetic Chemical Industry Co. Ltd.	6,000	40
Gurunavi Inc.	3,000	39
Mitani Corp.	1,731	39
Adastria Holdings Co. Ltd.	1,770	39
Namura Shipbuilding Co. Ltd.	5,100	38
Sumitomo Bakelite Co. Ltd.	10,000	38
Yokohama Reito Co. Ltd.	4,700	38
Toko Inc.	13,000	38
Sumitomo Seika Chemicals Co. Ltd.	6,000	38
Cocokara fine Inc.	1,300	37
Sanyo Electric Railway Co. Ltd.	7,907	36
Sun Frontier Fudousan Co. Ltd.	3,600	36
Ateam Inc.	800	36
Japan Drilling Co. Ltd.	900	35
Showa Aircraft Industry Co. Ltd.	3,000	35
Fuji Soft Inc.	1,500	31
Nippon Parking Development Co. Ltd.	29,100	31
OSAKA Titanium Technologies Co. Ltd.	1,500	31
Aderans Co. Ltd.	2,000	28
GMO Payment Gateway Inc.	900	28
Nihon Trim Co. Ltd.	800	28
Morinaga & Co. Ltd.	12,000	26

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	KEY Coffee Inc.	1,600	25
	Hokkaido Gas Co. Ltd.	9,000	24
	Itochu-Shokuhin Co. Ltd.	700	24
	Tokyo Steel Manufacturing Co. Ltd.	4,800	23
	Ain Pharmaciez Inc.	500	22
	Valor Co. Ltd.	1,500	19
	Future Architect Inc.	3,200	19
	Okuwa Co. Ltd.	2,000	18
	Zuken Inc.	1,600	13
	Tsugami Corp.	2,000	11
	Mr Max Corp.	1,800	6
	Honeys Co. Ltd.	60	1
			366,387
Malaysia (0.5%)
	Public Bank Bhd. (Local)	336,525	2,077
	Malayan Banking Bhd.	503,515	1,528
	CIMB Group Holdings Bhd.	629,042	1,449
	Axiata Group Bhd.	581,866	1,200
	Sime Darby Bhd.	334,300	967
	Petronas Chemicals Group Bhd.	425,989	879
	Genting Bhd.	249,400	750
	DiGi.Com Bhd.	424,600	722
	Maxis Bhd.	318,600	678
	Petronas Gas Bhd.	90,700	653
	IOI Corp. Bhd.	418,340	640
*	Sapurakencana Petroleum Bhd.	458,095	606
	Tenaga Nasional Bhd.	155,650	567
	Genting Malaysia Bhd.	356,500	461
	Dialog Group Bhd.	391,000	431
	Kuala Lumpur Kepong Bhd.	57,000	423
	AMMB Holdings Bhd.	179,300	395
*	IHH Healthcare Bhd.	320,500	394
	Felda Global Ventures Holdings Bhd.	243,600	337
	PPB Group Bhd.	63,100	318
*	MISC Bhd.	153,456	307
	YTL Corp. Bhd.	604,066	298
	Alliance Financial Group Bhd.	213,600	293
	BIMB Holdings Bhd.	223,300	291
	Gamuda Bhd.	205,400	290
	Magnum Bhd.	296,900	275
	UMW Holdings Bhd.	81,000	267
	Petronas Dagangan Bhd.	27,100	252
	IJM Corp. Bhd.	119,760	234
	British American Tobacco Malaysia Bhd.	12,200	229
	Malaysia Airports Holdings Bhd.	89,100	220
	Hong Leong Bank Bhd.	49,600	213
	Bumi Armada Bhd.	152,900	188
	RHB Capital Bhd.	73,700	187
	Telekom Malaysia Bhd.	96,000	182
	Muhibbah Engineering M Bhd.	200,400	178
*	Perdana Petroleum Bhd.	287,300	166
	Berjaya Corp. Bhd.	1,062,000	163
*	YTL Power International Bhd.	320,918	154
*	IOI Properties Group Sdn Bhd.	186,769	154
	UEM Sunrise Bhd.	200,900	142
	KPJ Healthcare Bhd.	141,000	140
2	Astro Malaysia Holdings Bhd.	131,487	134
*	Kulim Malaysia Bhd.	123,800	134
	Puncak Niaga Holdings Bhd.	140,200	126
	Genting Plantations Bhd.	36,400	124
	AirAsia Bhd.	182,000	124
	Lafarge Malaysia Bhd.	40,200	112
	DRB-Hicom Bhd.	145,200	111
	Hartalega Holdings Bhd.	55,700	108

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Pos Malaysia Bhd.	74,800	103
	Media Prima Bhd.	124,600	95
	KLCC Property Holdings Bhd.	43,800	89
	Hong Leong Financial Group Bhd.	18,400	86
	Mah Sing Group Bhd.	111,360	77
	Carlsberg Brewery Malaysia Bhd.	19,800	76
	OSK Holdings Bhd.	139,400	71
*	KNM Group Bhd.	258,500	66
	Berjaya Sports Toto Bhd.	55,123	66
	SP Setia Bhd.	69,000	64
	Eastern & Oriental Bhd.	82,000	60
	MMC Corp. Bhd.	68,800	59
	Top Glove Corp. Bhd.	39,400	58
*	Cahya Mata Sarawak Bhd.	18,600	54
	Axis REIT	50,300	54
*	Scomi Group Bhd.	411,000	54
	Wah Seong Corp. Bhd.	88,781	54
	HAP Seng Consolidated Bhd.	54,100	53
*	TIME dotCom Bhd.	42,900	52
*	Perisai Petroleum Teknologi Bhd.	108,600	52
	Malaysian Resources Corp. Bhd.	107,900	52
	Unisem M Bhd.	143,400	52
	TSH Resources Bhd.	50,300	52
	Sunway Bhd.	52,943	50
	IGB Corp. Bhd.	59,300	50
	CapitaMalls Malaysia Trust	108,600	50
	Gas Malaysia Bhd.	44,800	50
	IGB REIT	139,000	49
	Bursa Malaysia Bhd.	21,100	49
	QL Resources Bhd.	50,300	48
	Affin Holdings Bhd.	39,903	46
	Kossan Rubber Industries	36,100	45
	WCT Holdings Bhd.	64,800	45
	Supermax Corp. Bhd.	58,600	44
	Malaysia Marine and Heavy Engineering Holdings Bhd.	25,400	31
	Parkson Holdings Bhd.	30,740	28
*	Keck Seng Malaysia Bhd.	8,705	19
*	Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	28,250	18
*	Dialog Group Bhd. Warrants Exp. 02/12/2017	24,550	10
*	KPJ Healthcare Bhd. Warrants Exp. 01/10/2015	12,000	8
*	BIMB Holdings Bhd. Warrants Exp. 11/27/2018	63,800	7
*	Mah Sing Group Bhd. Warrants Exp. 03/18/2018	16,992	3
			23,420
Mexico (0.5%)
	America Movil SAB de CV	3,634,894	3,656
	Fomento Economico Mexicano SAB de CV	276,205	2,521
	Grupo Televisa SAB	306,200	2,009
*	Cemex SAB de CV	1,543,905	1,974
	Grupo Financiero Banorte SAB de CV	281,068	1,863
	Wal-Mart de Mexico SAB de CV	669,500	1,693
	Grupo Mexico SAB de CV Class B	524,147	1,574
	Alfa SAB de CV Class A	318,200	838
	Grupo Bimbo SAB de CV Class A	243,000	671
	Grupo Financiero Inbursa SAB de CV	232,500	595
	Fibra Uno Administracion SA de CV	181,700	594
	Coca-Cola Femsa SAB de CV	46,400	518
	Mexichem SAB de CV	136,584	508
	Industrias Penoles SAB de CV	21,170	493
	Grupo Financiero Santander Mexico SAB de CV Class B	174,965	416
	Grupo Aeroportuario del Sureste SAB de CV Class B	28,251	346
	Grupo Carso SAB de CV	61,100	311
*	Promotora y Operadora de Infraestructura SAB de CV	21,712	303
*	OHL Mexico SAB de CV	90,500	240
	Grupo Aeroportuario del Pacifico SAB de CV Class B	37,900	228

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	Genomma Lab Internacional SAB de CV Class B	88,300	224
	Kimberly-Clark de Mexico SAB de CV Class A	81,700	212
	Arca Continental SAB de CV	31,300	199
*	Compartamos SAB de CV	113,500	199
	Grupo Elektra SAB DE CV	6,680	192
	Controladora Comercial Mexicana SAB de CV	49,380	184
*	Minera Frisco SAB de CV	81,563	148
*	Gruma SAB de CV Class B	16,700	148
*	Industrias CH SAB de CV Class B	25,700	137
	Alsea SAB de CV	31,100	107
	Bolsa Mexicana de Valores SAB de CV	50,000	103
*	Empresas ICA SAB de CV	52,900	95
	Mexico Real Estate Management SA de CV	48,800	93
	Grupo Comercial Chedraui SA de CV	27,900	85
	Grupo Aeroportuario del Centro Norte Sab de CV Class B	21,900	80
	Infraestructura Energetica Nova SAB de CV	14,400	75
	Corp Inmobiliaria Vesta SAB de CV	35,900	73
	TV Azteca SAB de CV	131,300	72
*	Organizacion Soriana SAB de CV Class B	23,000	67
	Grupo Sanborns SAB de CV	37,600	62
	Concentradora Fibra Hotelera Mexicana SA de CV	33,400	56
*	Qualitas Controladora SAB de CV	19,419	55
	Alpek SA de CV	28,800	49
			24,066
Morocco (0.0%)
	Douja Promotion Groupe Addoha SA	18,751	139

Netherlands (1.0%)
	Unilever NV	190,672	8,176
*	ING Groep NV	453,243	6,479
	Koninklijke Philips NV	120,720	3,865
^	ASML Holding NV	39,153	3,196
	Unibail-Rodamco SE	11,047	2,985
	Aegon NV	266,985	2,447
	Heineken NV	33,217	2,307
	Akzo Nobel NV	28,279	2,179
	Koninklijke Ahold NV	112,182	2,169
	ArcelorMittal	126,486	2,057
^	Reed Elsevier NV	76,538	1,562
	Koninklijke DSM NV	20,699	1,486
*	Koninklijke KPN NV	357,489	1,270
^	Gemalto NV	9,140	1,022
^	Wolters Kluwer NV	31,820	887
	Randstad Holding NV	12,089	707
	Heineken Holding NV	10,660	681
	Ziggo NV	15,552	675
	Delta Lloyd NV	25,460	670
	Fugro NV	7,388	490
	TNT Express NV	50,744	457
	Koninklijke Boskalis Westminster NV	7,809	443
*	OCI	9,944	425
	Aalberts Industries NV	11,049	368
	TKH Group NV	10,533	367
	Corio NV	7,630	358
*	SBM Offshore NV	19,113	350
	Nutreco NV	6,860	319
^	Koninklijke Vopak NV	6,240	311
	Eurocommercial Properties NV	6,705	308
*	PostNL NV	69,430	305
	Arcadis NV	7,397	263
	ASM International NV	5,982	262
	Wereldhave NV	3,024	254
	ASML Holding NY	2,875	234
	USG People NV	12,833	222

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	Corbion NV	8,357	194
*	TomTom NV	20,252	144
*	APERAM	5,075	132
	Koninklijke BAM Groep NV	21,784	118
*,^	Royal Imtech NV	50,650	99
	Vastned Retail NV	1,807	93
	Nieuwe Steen Investments NV	13,998	85
	BinckBank NV	6,465	73
	Accell Group	2,813	56
	Brunel International NV	730	50
	Koninklijke Ten Cate NV	1,580	47
			51,647
New Zealand (0.1%)
	Fletcher Building Ltd.	115,843	985
	Telecom Corp. of New Zealand Ltd.	202,572	484
	Ryman Healthcare Ltd.	46,129	345
*	Auckland International Airport Ltd.	100,094	343
*	Xero Ltd.	9,053	249
	SKYCITY Entertainment Group Ltd.	62,137	227
	Sky Network Television Ltd.	37,933	219
	Fisher & Paykel Healthcare Corp. Ltd.	60,548	213
	Contact Energy Ltd.	39,469	194
	Mighty River Power Ltd.	78,502	157
	Trade Me Group Ltd.	39,618	135
	Mainfreight Ltd.	9,875	114
	Kathmandu Holdings Ltd.	32,196	101
	Infratil Ltd.	46,809	93
	Air New Zealand Ltd.	50,316	91
	Chorus Ltd.	57,044	87
	Kiwi Income Property Trust	87,338	87
	Argosy Property Ltd.	106,763	85
	Freightways Ltd.	18,883	81
	Precinct Properties New Zealand Ltd.	87,309	77
	Goodman Property Trust	88,153	76
	Nuplex Industries Ltd.	24,418	74
	Vector Ltd.	30,875	68
*	Z Energy Ltd.	18,996	64
	Metlifecare Ltd.	14,922	53
	Warehouse Group Ltd.	18,061	53
	Vital Healthcare Property Trust	45,667	53
*	Synlait Milk Ltd.	15,144	48
*	a2 Milk Co. Ltd.	63,344	44
			4,900
Norway (0.3%)
^	Statoil ASA	117,888	3,594
	DNB ASA	128,109	2,271
	Telenor ASA	67,612	1,589
	Seadrill Ltd.	41,705	1,459
	Yara International ASA	19,181	907
	Subsea 7 SA	44,075	883
	Norsk Hydro ASA	142,494	764
	Orkla ASA	87,878	727
	Schibsted ASA	11,802	679
	Marine Harvest ASA	52,553	644
*	Storebrand ASA	75,907	426
	TGS Nopec Geophysical Co. ASA	11,902	410
	SpareBank 1 SR Bank ASA	42,291	410
*	DNO International ASA	113,132	393
^	Gjensidige Forsikring ASA	14,293	264
	Prosafe SE	29,784	262
	Petroleum Geo-Services ASA	19,866	240
	Aker Solutions ASA	13,800	221
*	Det Norske Oljeselskap ASA	18,169	199
	Tomra Systems ASA	17,994	167

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Cermaq ASA	14,105	167
*	REC Silicon ASA	292,534	164
	Opera Software ASA	10,124	131
	SpareBank 1 SMN	14,608	130
*	Nordic Semiconductor ASA	22,372	125
*	Norwegian Property ASA	96,123	122
	Golden Ocean Group Ltd.	51,283	91
	Fred Olsen Energy ASA	2,341	75
	Aker ASA	2,156	73
^	Atea ASA	5,559	64
*	Archer Ltd.	36,563	50
	BW Offshore Ltd.	25,396	33
*	Songa Offshore	7,074	3
			17,737
Peru (0.0%)
	Credicorp Ltd. (New York Shares)	3,059	457
	Credicorp Ltd.	3,045	455
	Cia de Minas Buenaventura SAA ADR	29,411	382
	Volcan Cia Minera SAA Class B	545,941	206
			1,500
Philippines (0.2%)
	Philippine Long Distance Telephone Co.	8,840	571
	Alliance Global Group Inc.	742,000	520
	SM Investments Corp.	29,242	477
	Ayala Land Inc.	663,700	450
	GT Capital Holdings Inc.	21,414	417
	Manila Electric Co.	55,080	347
	Bank of the Philippine Islands	145,835	297
	Ayala Corp.	20,960	294
	Aboitiz Equity Ventures Inc.	229,110	291
	SM Prime Holdings Inc.	783,550	288
	Universal Robina Corp.	87,240	286
	DMCI Holdings Inc.	163,800	264
	BDO Unibank Inc.	127,740	254
*	JG Summit Holdings Inc.	223,300	253
	Semirara Mining Corp. Class A	25,550	236
	Metro Pacific Investments Corp.	1,962,000	224
	First Gen Corp.	514,300	219
	Manila Water Co. Inc.	349,600	209
	San Miguel Corp.	108,790	204
	Vista Land & Lifescapes Inc.	1,490,400	202
	International Container Terminal Services Inc.	77,100	187
*	Metropolitan Bank & Trust Co.	95,892	183
	Filinvest Land Inc.	4,980,000	178
	First Philippine Holdings Corp.	110,820	177
	Energy Development Corp.	1,362,900	171
	Jollibee Foods Corp.	37,720	146
	LT Group Inc.	293,900	121
	Robinsons Land Corp.	218,600	110
	Aboitiz Power Corp.	127,720	105
	Megaworld Corp.	782,000	82
	Globe Telecom Inc.	2,050	76
	Petron Corp.	251,500	69
*	Bloomberry Resorts Corp.	233,800	64
*	Cosco Capital Inc.	229,500	54
	Security Bank Corp.	20,020	54
	Puregold Price Club Inc.	51,500	53
*	Emperador Inc.	185,300	53
*	Philippine National Bank	22,895	45
	Philex Mining Corp.	157,700	32
			8,263
Poland (0.2%)
	Powszechna Kasa Oszczednosci Bank Polski SA	91,889	1,261

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Powszechny Zaklad Ubezpieczen SA	8,140	1,155
	Bank Pekao SA	16,184	1,039
	KGHM Polska Miedz SA	20,817	754
	Polski Koncern Naftowy Orlen SA	36,091	540
	PGE SA	77,064	536
*,^	Bank Millennium SA	119,837	352
	Polskie Gornictwo Naftowe i Gazownictwo SA	198,133	308
	Enea SA	51,364	260
	Orange Polska SA	65,655	224
^	mBank	1,351	221
	Tauron Polska Energia SA	102,169	181
	Synthos SA	108,677	171
	Asseco Poland SA	9,655	144
*	ING Bank Slaski SA	3,104	139
*	Getin Noble Bank SA	108,217	132
	Eurocash SA	9,585	127
	Lubelski Wegiel Bogdanka SA	2,869	117
*	Globe Trade Centre SA	39,878	100
	Bank Handlowy w Warszawie SA	2,641	98
*	Cyfrowy Polsat SA	14,316	97
*	Netia SA	47,099	84
*	Grupa Lotos SA	6,488	84
*	Kernel Holding SA	7,186	67
^	Jastrzebska Spolka Weglowa SA	4,357	60
*	TVN SA	9,759	53
*	CD Projekt Red SA	9,088	45
			8,349
Portugal (0.1%)
	EDP - Energias de Portugal SA	302,895	1,471
	Galp Energia SGPS SA	43,386	752
	Jeronimo Martins SGPS SA	28,610	500
*	Banco Comercial Portugues SA	1,530,753	465
*	Banco Espirito Santo SA	230,779	409
^	Portugal Telecom SGPS SA	68,150	283
	Sonae	82,237	155
	ZON OPTIMUS SGPS SA	17,027	123
	EDP Renovaveis SA	16,165	111
	Portucel SA	23,091	110
	Mota-Engil SGPS SA	12,362	95
*	Banco BPI SA	30,677	79
	Semapa-Sociedade de Investimento e Gestao	3,451	52
	Sonaecom - SGPS SA	15,610	50
	Altri SGPS SA	13,342	45
*	Mota-Engil Africa Rights	12,362	7
			4,707
Russia (0.4%)
	Lukoil OAO ADR	58,155	3,079
	Gazprom OAO	664,220	2,398
	Gazprom OAO ADR	308,202	2,227
*	Sberbank of Russia	759,171	1,549
	Magnit OJSC GDR	32,373	1,532
	Mobile Telesystems OJSC	205,061	1,488
*	Sberbank of Russia ADR	125,960	1,061
	MMC Norilsk Nickel OJSC ADR	54,974	994
	Tatneft OAO ADR	25,770	886
	Rosneft OAO GDR	139,712	878
	NOVATEK OAO	91,056	873
	Uralkali OJSC	186,735	827
	AK Transneft OAO Preference Shares	364	807
	Surgutneftegas OAO ADR	74,147	526
	Rostelecom OJSC	139,763	301
	VTB Bank OJSC	274,239,863	297
	Sistema JSFC GDR	12,381	296
	MegaFon OAO GDR	10,383	271

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	RusHydro JSC	12,796,242	201
	Surgutneftegas OAO	277,600	194
	VTB Bank OJSC GDR	89,021	189
	E.ON Russia JSC	2,364,900	166
	Severstal OAO	18,087	127
*	Acron JSC	3,636	121
*	Novolipetsk Steel OJSC	79,599	92
	Phosagro OAO GDR	7,394	86
*	Inter RAO JSC	381,417,200	80
*	PIK Group	33,920	78
*	Russian Grids OAO	6,061,655	72
*	Federal Grid Co. Unified Energy System JSC	44,833,105	70
	Aeroflot - Russian Airlines OJSC	48,600	70
*	Sistema JSFC	59,800	62
*	LSR Group GDR	18,772	56
	TMK OAO GDR	6,181	49
*	M Video OJSC	8,020	49
*	Mosenergo OAO	2,043,038	42
	TGK-1 OAO	221,858,574	40
*	Pharmstandard OJSC GDR	3,666	30
	Rosneft OAO	3,288	21
*	Raspadskaya OAO	41,689	20
*	Magnitogorsk Iron & Steel Works	71,731	12
			22,217
Singapore (0.6%)
	DBS Group Holdings Ltd.	195,000	2,642
	Singapore Telecommunications Ltd.	857,000	2,625
	Oversea-Chinese Banking Corp. Ltd.	295,000	2,275
	United Overseas Bank Ltd.	130,000	2,263
	Keppel Corp. Ltd.	160,313	1,349
	Singapore Airlines Ltd.	126,117	1,046
	CapitaLand Ltd.	304,500	779
	Global Logistic Properties Ltd.	330,000	752
	Noble Group Ltd.	673,272	693
	Genting Singapore plc	648,000	687
	Singapore Exchange Ltd.	122,311	676
	Wilmar International Ltd.	215,173	585
	Suntec REIT	374,000	513
	Singapore Technologies Engineering Ltd.	165,000	504
^	Singapore Press Holdings Ltd.	149,000	498
	City Developments Ltd.	57,000	494
	Cache Logistics Trust	503,000	462
	Frasers Commercial Trust	455,000	462
	Jardine Cycle & Carriage Ltd.	12,000	450
	Ascott Residence Trust	463,000	444
	Cambridge Industrial Trust	715,000	423
	Hutchison Port Holdings Trust	573,000	390
	ComfortDelGro Corp. Ltd.	223,000	378
	CapitaMall Trust	236,600	377
	Mapletree Logistics Trust	427,000	375
	Ascendas REIT	187,000	342
	Golden Agri-Resources Ltd.	689,419	336
	Sembcorp Industries Ltd.	76,231	327
	Singapore Post Ltd.	281,000	317
	CapitaMalls Asia Ltd.	166,000	292
	AIMS AMP Capital Industrial REIT	239,996	271
	First Resources Ltd.	128,000	263
	SATS Ltd.	99,000	251
	UOL Group Ltd.	46,959	241
	Sembcorp Marine Ltd.	73,389	239
	Olam International Ltd.	133,545	238
	CapitaCommercial Trust	184,810	236
	CitySpring Infrastructure Trust	613,000	233
	Yangzijiang Shipbuilding Holdings Ltd.	260,036	229

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Tat Hong Holdings Ltd.	340,000	220
	Keppel Land Ltd.	67,600	187
	StarHub Ltd.	56,000	186
	Ezion Holdings Ltd.	94,600	172
	Raffles Medical Group Ltd.	56,000	162
	Mapletree Greater China Commercial Trust	235,000	159
*	Keppel Telecommunications & Transportation Ltd.	110,000	157
	Venture Corp. Ltd.	25,500	156
	Biosensors International Group Ltd.	176,000	134
	Ascendas Hospitality Trust	225,000	129
	Keppel REIT	131,688	127
	Swiber Holdings Ltd.	229,000	117
	Mapletree Industrial Trust	74,000	85
	Mapletree Commercial Trust	84,000	85
	Wing Tai Holdings Ltd.	53,000	85
	Super Group Ltd.	29,000	81
	Asian Pay Television Trust	131,000	79
	SIA Engineering Co. Ltd.	20,000	76
	United Engineers Ltd.	43,000	74
	Yanlord Land Group Ltd.	78,000	72
	M1 Ltd.	26,000	70
2	ARA Asset Management Ltd.	44,000	64
	Starhill Global REIT	99,000	64
	SMRT Corp. Ltd.	64,000	62
	Parkway Life REIT	31,000	62
*	Neptune Orient Lines Ltd.	71,000	58
	CDL Hospitality Trusts	39,000	56
	OSIM International Ltd.	24,000	56
	Ezra Holdings Ltd.	66,000	55
*	Vard Holdings Ltd.	70,000	54
	Cosco Corp. Singapore Ltd.	92,000	53
	OUE Hospitality Trust	76,000	53
	Hyflux Ltd.	54,000	52
	Sabana Shari'ah Compliant Industrial REIT	63,000	52
	Ascendas India Trust	84,000	51
	Lippo Malls Indonesia Retail Trust	158,000	51
*	United Envirotech Ltd.	47,000	49
*	HanKore Environment Tech Group Ltd.	473,000	43
*	Silverlake Axis Ltd.	51,916	36
	Fortune REIT	25,923	21
*	LionGold Corp. Ltd.	120,000	9
*	Blumont Group Ltd.	316,500	7
			29,578
South Africa (0.8%)
	Naspers Ltd.	46,499	4,394
	MTN Group Ltd.	208,044	4,174
	Sasol Ltd.	64,232	3,600
	Standard Bank Group Ltd.	138,410	1,819
	FirstRand Ltd.	338,173	1,244
	Shoprite Holdings Ltd.	71,584	1,198
	Steinhoff International Holdings Ltd.	227,347	1,181
	Sanlam Ltd.	217,762	1,167
	Remgro Ltd.	51,399	1,035
	Aspen Pharmacare Holdings Ltd.	34,832	928
	Bidvest Group Ltd.	33,500	920
	AngloGold Ashanti Ltd.	50,653	916
	Impala Platinum Holdings Ltd.	71,238	803
	Woolworths Holdings Ltd.	82,695	563
	Barclays Africa Group Ltd.	35,908	526
	Growthpoint Properties Ltd.	221,350	512
	Nedbank Group Ltd.	22,387	480
	Brait SE	86,612	467
	Gold Fields Ltd.	104,759	445
	Vodacom Group Ltd.	35,720	426

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Mondi Ltd.	25,592	426
	Netcare Ltd.	173,306	420
	Barloworld Ltd.	37,455	409
	Tiger Brands Ltd.	14,817	396
	Truworths International Ltd.	49,157	395
	MMI Holdings Ltd.	156,329	393
	Life Healthcare Group Holdings Ltd.	98,655	392
	Clicks Group Ltd.	62,842	383
	Mr Price Group Ltd.	23,989	362
	Mediclinic International Ltd.	48,617	340
	Imperial Holdings Ltd.	17,806	332
	RMB Holdings Ltd.	65,151	313
*	Anglo American Platinum Ltd.	6,225	296
	DataTec Ltd.	58,163	292
	Mpact Ltd.	108,938	288
	Kumba Iron Ore Ltd.	7,516	268
	Coronation Fund Managers Ltd.	27,272	263
	Nampak Ltd.	67,858	253
	Sibanye Gold Ltd.	96,272	249
	Discovery Ltd.	27,626	240
	JSE Ltd.	25,216	231
	Investec Ltd.	24,899	219
	Foschini Group Ltd.	20,255	209
*	Sappi Ltd.	63,679	202
	Capital Property Fund	198,417	200
	City Lodge Hotels Ltd.	16,674	196
	SPAR Group Ltd.	16,206	190
	Illovo Sugar Ltd.	67,733	187
^	Capitec Bank Holdings Ltd.	8,326	180
^	African Bank Investments Ltd.	150,852	179
	African Rainbow Minerals Ltd.	9,498	179
	Massmart Holdings Ltd.	12,926	171
*	Harmony Gold Mining Co. Ltd.	47,823	157
	Emira Property Fund	108,262	149
	Adcock Ingram Holdings Ltd.	25,622	149
	Exxaro Resources Ltd.	10,640	145
	Pick n Pay Stores Ltd.	25,106	144
*	Murray & Roberts Holdings Ltd.	56,830	133
*	Northam Platinum Ltd.	33,930	133
	SA Corporate Real Estate Fund Nominees Pty Ltd.	336,061	132
	Assore Ltd.	3,401	132
*	Aveng Ltd.	60,206	129
	Sun International Ltd.	12,892	127
	Tongaat Hulett Ltd.	9,774	116
	Aeci Ltd.	9,706	108
	Lewis Group Ltd.	17,093	102
	Omnia Holdings Ltd.	4,672	100
*	Super Group Ltd.	36,378	98
	AVI Ltd.	17,248	95
	Fountainhead Property Trust	121,342	92
	Liberty Holdings Ltd.	7,250	87
	PPC Ltd.	28,961	84
*	Telkom SA SOC Ltd.	22,107	79
	Grindrod Ltd.	33,376	79
*	PSG Group Ltd.	6,713	67
	Wilson Bayly Holmes-Ovcon Ltd.	5,074	66
	Pick n Pay Holdings Ltd.	26,672	65
	Blue Label Telecoms Ltd.	74,154	64
	Group Five Ltd.	15,342	63
	EOH Holdings Ltd.	7,382	59
	Santam Ltd.	2,842	57
	Reunert Ltd.	8,701	57
	Clover Industries Ltd.	30,888	57
	Famous Brands Ltd.	5,510	55

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	Metair Investments Ltd.	12,945	52
	Astral Foods Ltd.	3,140	29
*	Royal Bafokeng Platinum Ltd.	3,748	24
*	ArcelorMittal South Africa Ltd.	6,579	23
			39,159
South Korea (1.6%)
	Samsung Electronics Co. Ltd. GDR	25,104	16,206
	Hyundai Motor Co.	18,199	4,058
*	SK Hynix Inc.	61,980	2,417
	NAVER Corp.	3,264	2,350
	Hyundai Mobis	8,037	2,296
	POSCO	6,509	1,923
	Kia Motors Corp.	30,182	1,675
	KB Financial Group Inc. ADR	41,839	1,436
	Shinhan Financial Group Co. Ltd.	29,910	1,306
	Hana Financial Group Inc.	36,840	1,300
	LG Chem Ltd.	5,016	1,280
*	Shinhan Financial Group Co. Ltd. ADR	29,178	1,272
	KT&G Corp.	14,325	1,148
	Korea Electric Power Corp.	29,110	1,113
	Samsung Life Insurance Co. Ltd.	11,915	1,109
	Samsung Fire & Marine Insurance Co. Ltd.	4,518	1,073
	Hyundai Heavy Industries Co. Ltd.	5,244	986
	Samsung C&T Corp.	13,990	880
	SK Telecom Co. Ltd. ADR	37,103	857
	LG Electronics Inc.	12,152	809
	SK Innovation Co. Ltd.	6,866	787
*	LG Display Co. Ltd.	26,940	718
	POSCO ADR	8,789	647
	Samsung SDI Co. Ltd.	4,287	630
	LG Household & Health Care Ltd.	1,292	592
	Samsung Heavy Industries Co. Ltd.	21,240	582
	E-Mart Co. Ltd.	2,492	570
	LG Corp.	10,179	568
	Coway Co. Ltd.	6,711	530
	Hyundai Steel Co.	7,891	517
	SK Holdings Co. Ltd.	2,904	515
	Woori Finance Holdings Co. Ltd.	45,470	513
	Hyundai Glovis Co. Ltd.	2,026	478
	Amorepacific Corp.	355	459
	KT Corp.	14,359	458
	Hyundai Engineering & Construction Co. Ltd.	8,192	444
*,^	LG Innotek Co. Ltd.	3,742	414
	Samsung Electro-Mechanics Co. Ltd.	6,303	405
	Lotte Shopping Co. Ltd.	1,295	402
	Korea Zinc Co. Ltd.	1,218	401
	KB Financial Group Inc.	11,000	376
	Hankook Tire Co. Ltd.	6,380	370
	Hotel Shilla Co. Ltd.	4,390	370
	Kangwon Land Inc.	12,730	368
	OCI Co. Ltd.	2,072	364
^	Celltrion Inc.	7,646	357
	SK C&C Co. Ltd.	2,488	342
	S-Oil Corp.	5,796	339
	Cheil Industries Inc.	5,310	339
^	NCSoft Corp.	1,672	333
	Orion Corp.	434	332
	Dongbu Insurance Co. Ltd.	5,755	318
	BS Financial Group Inc.	20,770	318
	Macquarie Korea Infrastructure Fund	50,030	310
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	10,610	308
	Daelim Industrial Co. Ltd.	3,745	306
	Hyundai Wia Corp.	1,819	300
	Sam Young Electronics Co. Ltd.	25,760	287

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Lotte Chemical Corp.	1,744	276
	Industrial Bank of Korea	22,290	275
	Samsung Securities Co. Ltd.	7,100	271
	KCC Corp.	542	270
	Taekwang Industrial Co. Ltd.	199	256
	Samsung Techwin Co. Ltd.	4,554	256
	LG Uplus Corp.	25,700	253
	Samsung Engineering Co. Ltd.	3,366	253
	Daishin Securities Co. Ltd.	27,720	251
	SK Telecom Co. Ltd.	1,173	243
	Hyundai Department Store Co. Ltd.	1,772	228
	Samsung Electronics Co. Ltd.	175	228
	Korea Gas Corp.	3,651	219
*	Kumho Tire Co. Inc.	17,280	218
	Kumho Petro chemical Co. Ltd.	2,557	217
	AMOREPACIFIC Group	409	212
	Daum Communications Corp.	2,894	210
	GS Holdings	4,481	209
	CJ CheilJedang Corp.	684	205
	Daesang Corp.	5,170	205
*	Cheil Worldwide Inc.	8,335	203
	Paradise Co. Ltd.	5,431	202
	Hyosung Corp.	2,788	199
	Youlchon Chemical Co. Ltd.	14,280	195
	CJ Corp.	1,607	195
*	Doosan Infracore Co. Ltd.	15,570	188
	DGB Financial Group Inc.	12,320	187
	Hyundai Development Co-Engineering & Construction	6,500	186
	S-1 Corp.	2,373	180
	Mando Corp.	1,467	176
	Seoul Semiconductor Co. Ltd.	4,368	176
	Hanwha Corp.	5,900	172
	Korea Investment Holdings Co. Ltd.	4,680	172
	Shinsegae Co. Ltd.	787	171
	Daewoo Securities Co. Ltd.	20,711	170
	Namhae Chemical Corp.	18,020	170
	iMarketKorea Inc.	5,560	168
	SK Chemicals Co. Ltd.	2,877	168
	Korea Aerospace Industries Ltd.	5,230	167
*,^	Wonik IPS Co. Ltd.	16,586	166
	LIG Insurance Co. Ltd.	5,630	165
	Hanwha Life Insurance Co. Ltd.	24,970	163
	Doosan Corp.	1,259	162
^	Halla Visteon Climate Control Corp.	3,830	160
^	GS Engineering & Construction Corp.	4,517	159
	Lotte Confectionery Co. Ltd.	93	159
*	Daewoo Engineering & Construction Co. Ltd.	19,160	159
	SK Networks Co. Ltd.	17,070	157
	Yuhan Corp.	894	157
	Daewoo International Corp.	4,479	157
^	Hyundai Mipo Dockyard	1,148	157
	Hyundai Marine & Fire Insurance Co. Ltd.	5,200	153
	Hanssem Co. Ltd.	1,840	151
	Samsung Card Co. Ltd.	3,992	145
	Doosan Heavy Industries & Construction Co. Ltd.	4,251	144
	Maeil Dairy Industry Co. Ltd.	3,787	143
^	Hanwha Chemical Corp.	7,970	141
	LG Hausys Ltd.	790	139
	Youngone Corp.	3,240	132
^	Kolao Holdings	5,310	132
	LS Corp.	1,593	125
	Hyundai Home Shopping Network Corp.	819	123
	Ottogi Corp.	307	122
	LG International Corp.	3,990	118

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	SM Entertainment Co.	2,434	115
*	CJ E&M Corp.	2,294	112
	CJ O Shopping Co. Ltd.	311	110
*	SK Broadband Co. Ltd.	26,386	109
	Fila Korea Ltd.	1,243	108
*	Ssangyong Motor Co.	10,890	106
	LS Industrial Systems Co. Ltd.	1,644	105
	Young Poong Corp.	91	105
	Ahnlab Inc.	2,032	104
	Mirae Asset Securities Co. Ltd.	2,540	104
	Grand Korea Leisure Co. Ltd.	2,480	104
*	Korean Air Lines Co. Ltd.	3,202	103
	Kolon Industries Inc.	1,501	100
	CJ CGV Co. Ltd.	2,130	99
	Hyundai Greenfood Co. Ltd.	5,900	99
	Poongsan Corp.	3,950	97
	Medy-Tox Inc.	657	97
*	CJ Korea Express Co. Ltd.	918	97
	Daewoong Pharmaceutical Co. Ltd.	1,411	96
*	NHN Entertainment Corp.	1,163	95
	Seah Besteel Corp.	3,350	90
	Korean Reinsurance Co.	9,144	90
	GS Home Shopping Inc.	379	86
	LOTTE Himart Co. Ltd.	1,184	83
*	Hyundai Merchant Marine Co. Ltd.	8,120	82
*	Chabio & Diostech Co. Ltd.	5,050	79
	Lotte Food Co. Ltd.	105	79
	SKC Co. Ltd.	2,370	79
	NongShim Co. Ltd.	261	78
*	Hanmi Pharm Co. Ltd.	680	77
	SFA Engineering Corp.	1,773	77
	Dongsuh Co. Inc.	4,930	76
	Eo Technics Co. Ltd.	1,113	74
	LG Fashion Corp.	2,820	73
	Hana Tour Service Inc.	1,130	73
	Chong Kun Dang Pharmaceutical Corp.	1,005	72
*	Lumens Co. Ltd.	5,290	71
*	Green Cross Cell Corp.	2,166	71
	Nexen Tire Corp.	5,080	70
*	Osstem Implant Co. Ltd.	2,787	69
*	Seegene Inc.	1,238	68
*	Hanjin Shipping Holdings Co. Ltd.	10,320	67
	Hite Jinro Co. Ltd.	2,740	66
	Samchully Co. Ltd.	442	66
	Hyundai Hysco Co. Ltd.	1,228	65
	Hansol Paper Co.	5,840	64
	Lotte Chilsung Beverage Co. Ltd.	42	64
	Woori Investment & Securities Co. Ltd.	7,482	63
*	Korea Line Corp.	2,370	62
	Dongkuk Steel Mill Co. Ltd.	6,470	62
	Hyundai Securities Co. Ltd. Preference Shares	9,390	62
	KIWOOM Securities Co. Ltd.	1,254	62
*	GemVax & Kael Co. Ltd.	3,321	62
*	Medipost Co. Ltd.	914	61
*,^	Taihan Electric Wire Co. Ltd.	29,761	61
	Kwang Dong Pharmaceutical Co. Ltd.	6,830	61
*	Dongbu HiTek Co. Ltd.	9,040	61
^	Partron Co. Ltd.	4,491	61
	Hyundai Securities Co. Ltd.	8,830	60
	Dong-A ST Co. Ltd.	569	58
*	ViroMed Co. Ltd.	1,140	58
	Posco ICT Co. Ltd.	6,926	58
	Meritz Fire & Marine Insurance Co. Ltd.	4,620	58
	KEPCO Engineering & Construction Co. Inc.	958	57

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Hanil E-Wha Co. Ltd.	2,750	56
	Korea Kolmar Co. Ltd.	1,690	56
	KEPCO Plant Service & Engineering Co. Ltd.	857	56
	Samyang Holdings Corp.	780	54
*	Gamevil Inc.	801	54
	Meritz Securities Co. Ltd.	24,710	54
*	LG Life Sciences Ltd.	1,565	54
	Namyang Dairy Products Co. Ltd.	61	54
*,^	Hanjin Heavy Industries & Construction Co. Ltd.	4,550	54
	Sungwoo Hitech Co. Ltd.	3,318	54
	Youngone Holdings Co. Ltd.	745	53
	Huchems Fine Chemical Corp.	2,510	53
	GS Retail Co. Ltd.	1,890	53
	Hancom Inc.	2,196	52
	Hanil Cement Co. Ltd.	449	52
	Hanjin Transportation Co. Ltd.	2,100	52
	Interpark Corp.	4,596	52
	Sung Kwang Bend Co. Ltd.	2,178	51
	Hyundai Corp.	1,590	49
	Soulbrain Co. Ltd.	1,212	48
*	Ssangyong Cement Industrial Co. Ltd.	5,250	48
	Tongyang Life Insurance	4,930	48
	Ilyang Pharmaceutical Co. Ltd.	1,960	48
	CJ Hellovision Co. Ltd.	2,780	48
	YG Entertainment Inc.	783	47
	Green Cross Holdings Corp.	3,370	46
	Daou Technology Inc.	3,300	46
	MegaStudy Co. Ltd.	672	45
	Samsung Fine Chemicals Co. Ltd.	1,100	44
	Binggrae Co. Ltd.	454	41
*	Hyundai Elevator Co. Ltd.	1,049	41
*	Pan Ocean Co. Ltd.	11,851	40
*	Hanjin Shipping Co. Ltd.	6,025	35
	Able C&C Co. Ltd.	1,095	31
	Hankook Tire Worldwide Co. Ltd.	1,049	21
	Chongkundang Holdings Corp.	389	19
*	Hanjin Kal Corp.	691	15
*	GS Engineering & Construction Corp Rights Exp. 6/3/2014	1,457	12
	Dong-A Socio Holdings Co. Ltd.	81	10
*	Pharmicell Co. Ltd.	960	4
*	CNK International Co. Ltd.	78	—
			80,901
Spain (1.3%)
*	Banco Santander SA	1,270,097	12,632
	Banco Bilbao Vizcaya Argentaria SA	683,950	8,425
	Telefonica SA	474,433	7,962
	Iberdrola SA	609,911	4,261
	Inditex SA	25,885	3,889
	Repsol SA	123,978	3,338
	Amadeus IT Holding SA	44,971	1,870
	Banco de Sabadell SA	425,323	1,447
*	Banco Popular Espanol SA	170,885	1,259
*	CaixaBank SA	205,862	1,255
	Abertis Infraestructuras SA	53,426	1,203
*	Bankia SA	543,772	1,111
	Banco Santander SA ADR	102,664	1,023
	Red Electrica Corp. SA	11,941	983
	Gas Natural SDG SA	34,117	978
	Grifols SA	18,166	971
	Ferrovial SA	42,219	939
*	ACS Actividades de Construccion y Servicios SA	16,913	726
	Enagas SA	21,990	678
	Bankinter SA	76,977	589
	Distribuidora Internacional de Alimentacion SA	63,377	567

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Viscofan SA	10,639	555
	Grupo Catalana Occidente SA	11,785	461
	Mapfre SA	102,685	433
	Bolsas y Mercados Espanoles SA	8,640	376
	Acciona SA	4,590	373
	Construcciones y Auxiliar de Ferrocarriles SA	771	369
*	Abengoa SA - B Shares	81,859	365
*	Almirall SA	20,351	341
*,^	Acerinox SA	18,830	329
	Obrascon Huarte Lain SA	7,021	326
*	Gamesa Corp. Tecnologica SA	29,281	291
	Endesa SA	7,496	284
	Zardoya Otis SA	15,705	276
	Indra Sistemas SA	13,768	259
*	Mediaset Espana Comunicacion SA	21,072	234
	Tubacex SA	47,371	232
	Ebro Foods SA	9,631	222
	Prosegur Cia de Seguridad SA	26,190	175
*	Zeltia SA	40,605	153
	Tecnicas Reunidas SA	2,089	126
*	NH Hoteles SA	17,890	114
*	Sacyr Vallehermoso SA	16,101	106
	Corp Financiera Alba SA	1,675	103
*	Faes Farma SA	29,714	92
*	Atresmedia Corp. de Medios de Comunicaion SA	4,879	70
*	Fomento de Construcciones y Contratas SA	2,553	56
*	Let's GOWEX SA	1,955	56
*	Liberbank SA	43,845	55
*,^	Promotora de Informaciones SA	87,946	49
	Melia Hotels International SA	2,951	37
*	Abengoa SA	5,630	31
			63,055
Sweden (1.2%)
	Nordea Bank AB	370,136	5,363
^	Hennes & Mauritz AB Class B	112,633	4,610
	Telefonaktiebolaget LM Ericsson Class B	356,282	4,296
	Swedbank AB Class A	123,744	3,312
	Volvo AB Class B	178,201	2,822
	Svenska Handelsbanken AB Class A	55,277	2,780
	Skandinaviska Enskilda Banken AB Class A	179,762	2,483
	Atlas Copco AB Class A	69,679	2,026
*	Investor AB Class B	50,897	1,972
^	Atlas Copco AB Class B	67,801	1,849
*	Assa Abloy AB Class B	34,726	1,843
	Svenska Cellulosa AB SCA Class B	64,917	1,825
	TeliaSonera AB	248,106	1,806
*	Sandvik AB	123,532	1,756
	SKF AB	62,795	1,631
	Scania AB Class B	37,683	1,148
	Hexagon AB Class B	32,214	1,031
	Electrolux AB Class B	34,583	961
^	Alfa Laval AB	34,415	917
^	Boliden AB	59,428	908
	Investment AB Kinnevik	23,391	825
	Skanska AB Class B	33,976	780
*	Swedish Match AB	22,611	776
*	Lundin Petroleum AB	34,930	750
	Getinge AB	21,021	616
	Elekta AB Class B	40,240	562
	Trelleborg AB Class B	26,168	560
	Securitas AB Class B	40,512	490
*	Tele2 AB	36,172	462
	Meda AB Class A	25,431	457
	Wallenstam AB	27,091	445

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Industrivarden AB Class A	18,320	411
	NCC AB Class B	11,503	403
	Fabege AB	27,387	385
	Hufvudstaden AB Class A	26,208	384
	Hexpol AB	3,460	328
	Castellum AB	19,036	325
	Husqvarna AB	37,576	314
*	Swedish Orphan Biovitrum AB	28,055	308
*	SSAB AB Class B	34,329	260
	Industrivarden AB	11,808	248
	ICA Gruppen AB	7,101	239
	Modern Times Group AB Class B	5,314	237
	BillerudKorsnas AB	16,115	236
*	SSAB AB Class A	20,338	178
	Avanza Bank Holding AB	4,654	175
^	Ratos AB	16,909	172
	Loomis AB Class B	6,293	172
	Nibe Industrier AB Class B	5,534	155
	JM AB	4,457	151
*	Betsson AB	3,978	145
^	Axis Communications AB	4,513	135
	Axfood AB	2,504	133
	AarhusKarlshamn AB	1,985	133
*	Fastighets AB Balder	10,237	131
	Saab AB Class B	3,901	120
	Holmen AB	3,229	114
*	AF AB	2,956	107
	Indutrade AB	2,387	104
*	Eniro AB	12,275	98
	Kungsleden AB	10,770	88
	Intrum Justitia AB	2,901	84
*,^	CDON Group AB	20,364	83
	Wihlborgs Fastigheter AB	4,138	80
	Lundbergforetagen AB Class B	1,475	69
*	Concentric AB	4,656	66
	Klovern AB Preference Shares	2,663	65
^	Mekonomen AB	2,334	63
	Haldex AB	4,667	60
	Clas Ohlson AB	2,654	59
	Peab AB	7,550	58
	Nobia AB	5,515	50
	Melker Schorling AB	893	49
*	Investment AB Oresund	1,836	46
*	Rezidor Hotel Group AB	7,305	45
*	Lindab International AB	3,531	44
*,^	SAS AB	18,626	40
	Bilia AB	183	6
*	Rezidor Hotel Group AB Rights Exp. 5/21/2014	7,305	3
			59,421
Switzerland (3.1%)
	Nestle SA	387,149	29,921
	Roche Holding AG	83,426	24,473
	Novartis AG	275,665	23,964
	UBS AG	417,912	8,740
*	ABB Ltd.	273,009	6,573
*	Credit Suisse Group AG	188,231	5,967
*	Cie Financiere Richemont SA	58,271	5,928
	Zurich Insurance Group AG	17,340	4,972
*	Syngenta AG	11,097	4,394
	Swiss Re AG	42,768	3,740
*	Holcim Ltd.	35,666	3,271
	Swatch Group AG (Bearer)	4,495	2,890
	Adecco SA	19,995	1,679
	Transocean Ltd. (XVTX)	38,637	1,651

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Givaudan SA	1,043	1,646
	Swisscom AG	2,564	1,560
	Geberit AG	4,115	1,374
	SGS SA	550	1,374
*	Actelion Ltd.	13,643	1,343
	Julius Baer Group Ltd.	24,519	1,148
	Sonova Holding AG	7,374	1,065
	Sika AG	232	939
	Lindt & Spruengli AG Regular	15	875
	Schindler Holding AG	5,497	852
	Aryzta AG	8,586	794
	Swiss Life Holding AG	3,210	791
	Kuehne & Nagel International AG	5,445	745
	Partners Group Holding AG	2,543	696
	Barry Callebaut AG	472	641
	Baloise Holding AG	5,264	641
	Clariant AG	28,446	561
	Lonza Group AG	5,283	553
	Swatch Group AG (Registered)	4,533	547
	Galenica AG	511	520
	Sulzer AG	3,143	485
*	Dufry AG	2,911	482
	BB Biotech AG	2,670	448
	Schindler Holding AG (Registered)	2,896	442
	Swiss Prime Site AG	5,099	429
*	Georg Fischer AG	527	418
	EMS-Chemie Holding AG	903	352
	PSP Swiss Property AG	3,491	336
	Temenos Group AG	9,179	329
	GAM Holding AG	18,056	329
	Forbo Holding AG	312	323
	Bucher Industries AG	989	322
	OC Oerlikon Corp. AG	20,163	321
	Helvetia Holding AG	641	320
	ams AG	2,093	316
	Lindt & Spruengli AG	64	311
	Nobel Biocare Holding AG	21,430	299
	Allreal Holding AG	2,075	293
	Transocean Ltd. (XNYS)	5,627	242
	DKSH Holding AG	2,931	242
	Mobimo Holding AG	1,069	230
	Flughafen Zuerich AG	364	230
	Panalpina Welttransport Holding AG	1,420	223
	Logitech International SA	14,375	195
	Kaba Holding AG Class B	398	192
	Pargesa Holding SA	1,930	175
	Vontobel Holding AG	4,312	169
	Belimo Holding AG	57	161
*	Meyer Burger Technology AG	12,887	159
	EFG International AG	12,367	157
	Straumann Holding AG	697	155
	Valiant Holding AG	1,213	134
	Burckhardt Compression Holding AG	251	130
	Autoneum Holding AG	583	124
*	Schmolz & Bickenbach AG	75,992	109
	Kudelski SA	6,259	108
*	Banque Cantonale Vaudoise	177	105
	Implenia AG	1,385	102
	Tecan Group AG	810	101
	Gategroup Holding AG	3,127	97
	Schweiter Technologies AG	125	94
	Kuoni Reisen Holding AG	210	93
	Rieter Holding AG	403	91
	Swissquote Group Holding SA	2,287	90

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	St. Galler Kantonalbank AG	191	82
	Basler Kantonalbank	852	74
*	Valora Holding AG	249	70
	Huber & Suhner AG	1,157	64
	Ascom Holding AG	3,260	61
	Schweizerische National-Versicherungs-Gesellschaft AG	755	52
	Emmi AG	140	51
	AFG Arbonia-Forster Holding AG	1,538	51
	VZ Holding AG	293	49
	BKW AG	807	30
	Zehnder Group AG	534	23
			157,898
Taiwan (1.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,895,000	7,446
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	197,772	3,975
	Hon Hai Precision Industry Co. Ltd.	1,370,381	3,936
	MediaTek Inc.	176,086	2,759
	Delta Electronics Inc.	236,641	1,453
	Nan Ya Plastics Corp.	658,423	1,444
	Formosa Plastics Corp.	551,873	1,424
	Chunghwa Telecom Co. Ltd. ADR	44,806	1,406
	Formosa Chemicals & Fibre Corp.	557,283	1,349
	Cathay Financial Holding Co. Ltd.	894,238	1,264
	China Steel Corp.	1,486,657	1,249
	Fubon Financial Holding Co. Ltd.	926,880	1,200
	Mega Financial Holding Co. Ltd.	1,178,557	902
	Uni-President Enterprises Corp.	518,535	878
	CTBC Financial Holding Co. Ltd.	1,461,071	869
	Asustek Computer Inc.	83,169	860
	Quanta Computer Inc.	306,450	841
	Largan Precision Co. Ltd.	12,020	753
	Catcher Technology Co. Ltd.	82,310	695
	Advanced Semiconductor Engineering Inc. ADR	117,213	693
	Chunghwa Telecom Co. Ltd.	219,000	685
	Taiwan Mobile Co. Ltd.	202,800	655
	Hotai Motor Co. Ltd.	52,000	610
	United Microelectronics Corp.	1,373,180	599
	Cheng Shin Rubber Industry Co. Ltd.	205,379	590
*	AU Optronics Corp. ADR	153,918	579
	Taiwan Cement Corp.	361,210	574
	President Chain Store Corp.	74,952	558
	Yuanta Financial Holding Co. Ltd.	1,081,990	540
	Formosa Petrochemical Corp.	214,140	539
	Siliconware Precision Industries Co.	359,030	532
	E.Sun Financial Holding Co. Ltd.	763,539	462
	Far EasTone Telecommunications Co. Ltd.	210,000	454
	First Financial Holding Co. Ltd.	769,381	451
	HTC Corp.	87,491	450
	Far Eastern New Century Corp.	434,449	445
	Hua Nan Financial Holdings Co. Ltd.	763,739	430
	Highwealth Construction Corp.	183,200	409
	China Development Financial Holding Corp.	1,417,580	407
	Taishin Financial Holding Co. Ltd.	841,153	382
*	Taiwan Business Bank	1,256,705	367
	Lite-On Technology Corp.	237,700	364
	Compal Electronics Inc.	503,323	359
	Foxconn Technology Co. Ltd.	140,456	349
*	Innolux Corp.	989,533	342
	SinoPac Financial Holdings Co. Ltd.	757,964	338
	Inventec Corp.	366,554	338
	Clevo Co.	182,628	337
	Novatek Microelectronics Corp.	69,025	320
	Taiwan Cooperative Financial Holding Co. Ltd.	578,563	308
*	Inotera Memories Inc.	295,000	303

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Chailease Holding Co. Ltd.	120,500	287
	CTCI Corp.	179,000	286
	Pegatron Corp.	185,954	282
	Ruentex Industries Ltd.	118,268	281
	Teco Electric and Machinery Co. Ltd.	258,000	281
	Hermes Microvision Inc.	6,493	270
	WPG Holdings Ltd.	218,000	268
	China Life Insurance Co. Ltd.	305,966	268
	Asia Cement Corp.	198,142	261
	Giant Manufacturing Co. Ltd.	31,881	250
*	Nan Ya Printed Circuit Board Corp.	169,000	239
	Eclat Textile Co. Ltd.	21,340	234
	Shin Kong Financial Holding Co. Ltd.	766,645	232
	Hiwin Technologies Corp.	24,304	231
	Syncmold Enterprise Corp.	132,000	230
	TPK Holding Co. Ltd.	29,958	229
*	Ta Chong Bank Ltd.	684,795	228
	Wei Chuan Foods Corp.	152,000	226
	Airtac International Group	21,000	226
	TSRC Corp.	148,500	218
	Wistron Corp.	259,409	217
	Epistar Corp.	99,000	217
	Advantech Co. Ltd.	33,216	215
	Radiant Opto-Electronics Corp.	53,314	215
	Coretronic Corp.	179,000	214
	Chang Hwa Commercial Bank	351,629	204
	Powertech Technology Inc.	126,000	204
	Synnex Technology International Corp.	129,189	201
*	AU Optronics Corp.	520,000	198
	Phison Electronics Corp.	29,000	197
	Simplo Technology Co. Ltd.	37,400	195
*	Acer Inc.	313,583	194
	Gigabyte Technology Co. Ltd.	124,000	194
	Merida Industry Co. Ltd.	28,000	188
	Depo Auto Parts Ind Co. Ltd.	45,000	181
	Advanced Semiconductor Engineering Inc.	155,000	180
	Pou Chen Corp.	140,524	179
	Ruentex Development Co. Ltd.	99,860	177
	Far Eastern Department Stores Ltd.	186,388	174
*	Nan Kang Rubber Tire Co. Ltd.	144,493	164
	Huaku Development Co. Ltd.	65,000	159
	Chicony Electronics Co. Ltd.	60,602	158
	Kenda Rubber Industrial Co. Ltd.	63,440	148
	Tripod Technology Corp.	73,000	144
	Tainan Spinning Co. Ltd.	212,000	143
	Yulon Motor Co. Ltd.	91,000	142
	Taiwan Glass Industry Corp.	150,354	138
	Taiwan Fertilizer Co. Ltd.	69,000	137
	Greatek Electronics Inc.	112,000	133
	King Slide Works Co. Ltd.	10,000	130
	Ta Ya Electric Wire & Cable	528,000	129
	Unimicron Technology Corp.	151,000	129
	YFY Inc.	287,000	127
	Transcend Information Inc.	38,000	125
	Chipbond Technology Corp.	72,000	123
	Realtek Semiconductor Corp.	42,420	121
*	Medigen Biotechnology Corp.	10,000	120
	Wistron NeWeb Corp.	51,000	119
*	Asia Pacific Telecom Co. Ltd.	247,152	118
	Taiwan Secom Co. Ltd.	45,000	114
	Kinsus Interconnect Technology Corp.	30,000	113
	Formosa Taffeta Co. Ltd.	108,000	113
	D-Link Corp.	172,000	113
	Yungtay Engineering Co. Ltd.	38,000	112

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Great China Metal Industry	86,000	112
	Chin-Poon Industrial Co. Ltd.	59,000	111
	Eternal Chemical Co. Ltd.	106,000	111
	Firich Enterprises Co. Ltd.	22,000	109
	Richtek Technology Corp.	19,000	109
*	Macronix International	461,432	109
	President Securities Corp.	198,000	109
*	Neo Solar Power Corp.	91,000	108
	Holtek Semiconductor Inc.	60,000	108
	Cathay Real Estate Development Co. Ltd.	186,000	108
	Everlight Electronics Co. Ltd.	46,000	108
	Vanguard International Semiconductor Corp.	78,000	107
	Topco Scientific Co. Ltd.	57,114	107
	Feng Hsin Iron & Steel Co.	63,000	106
	Standard Foods Corp.	37,950	104
	China Steel Chemical Corp.	18,000	104
	Zhen Ding Technology Holding Ltd.	35,700	104
	Lung Yen Life Service Corp.	38,000	103
	FLEXium Interconnect Inc.	38,000	103
	Yageo Corp.	214,200	102
	Kinik Co.	36,000	99
*	Winbond Electronics Corp.	327,000	99
	MIN AIK Technology Co. Ltd.	18,000	98
	Far Eastern International Bank	273,867	96
	Chroma ATE Inc.	37,000	95
	Tung Ho Steel Enterprise Corp.	110,000	94
	Grand Pacific Petrochemical	146,000	93
	Merry Electronics Co. Ltd.	17,000	92
*	Sino-American Silicon Products Inc.	55,000	92
	Ton Yi Industrial Corp.	86,000	92
	Altek Corp.	88,000	89
	Compeq Manufacturing Co. Ltd.	135,000	89
	Taiwan Sogo Shin Kong SEC	65,000	88
	Win Semiconductors Corp.	98,000	88
	AV Tech Corp.	32,000	86
	Elan Microelectronics Corp.	46,000	85
	St. Shine Optical Co. Ltd.	4,000	85
	King Yuan Electronics Co. Ltd.	111,000	85
	Micro-Star International Co. Ltd.	77,000	84
*	Ginko International Co. Ltd.	5,000	84
	Makalot Industrial Co. Ltd.	16,000	84
	Huang Hsiang Construction Co.	55,000	84
	Waterland Financial Holdings Co. Ltd.	266,903	84
*	Wowprime Corp.	5,500	83
	U-Ming Marine Transport Corp.	48,000	81
	Great Taipei Gas Co. Ltd.	103,000	81
*	Evergreen Marine Corp. Taiwan Ltd.	142,000	81
	Cheng Loong Corp.	185,000	80
	Capital Securities Corp.	232,000	80
	King's Town Bank	84,000	78
	Oriental Union Chemical Corp.	78,000	78
	Cheng Uei Precision Industry Co. Ltd.	38,000	76
	Taichung Commercial Bank	229,515	76
	China Synthetic Rubber Corp.	79,000	76
	Tong Hsing Electronic Industries Ltd.	14,000	75
	China Petrochemical Development Corp.	190,350	75
	Sanyang Industry Co. Ltd.	80,000	73
*	HannStar Display Corp.	211,000	73
	USI Corp.	114,000	72
	TTY Biopharm Co. Ltd.	23,000	72
	China Motor Corp.	78,000	71
	Wan Hai Lines Ltd.	141,000	70
	Tong Yang Industry Co. Ltd.	49,000	70
	Shinkong Synthetic Fibers Corp.	217,000	70

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	LCY Chemical Corp.	67,000	69
	Feng TAY Enterprise Co. Ltd.	24,758	69
	ScinoPharm Taiwan Ltd.	25,000	68
*	China Airlines Ltd.	203,000	68
	Jih Sun Financial Holdings Co. Ltd.	250,435	68
*	Walsin Lihwa Corp.	204,000	67
	Radium Life Tech Co. Ltd.	84,000	66
	Career Technology MFG. Co. Ltd.	46,000	65
	Taiwan Hon Chuan Enterprise Co. Ltd.	31,000	64
*	Yang Ming Marine Transport Corp.	156,000	64
*	Tatung Co. Ltd.	200,000	63
	Casetek Holdings Ltd.	12,000	63
	Prince Housing & Development Corp.	135,000	62
	A-DATA Technology Co. Ltd.	26,000	62
	Kerry TJ Logistics Co. Ltd.	51,000	61
*	Motech Industries Inc.	36,000	61
	Parade Technologies Ltd.	7,000	60
	Formosa International Hotels Corp.	5,000	59
*	Wintek Corp.	175,000	59
	Faraday Technology Corp.	43,000	59
	China Bills Finance Corp.	150,000	58
	Chong Hong Construction Co.	21,000	58
	Shihlin Electric & Engineering Corp.	46,976	57
	Gourmet Master Co. Ltd.	7,000	57
	Cleanaway Co. Ltd.	10,000	57
	AcBel Polytech Inc.	43,000	56
	Soft-World International Corp.	16,000	56
	Formosan Rubber Group Inc.	59,000	55
	UPC Technology Corp.	123,000	55
*	Mitac Holdings Corp.	67,000	54
*	China Man-Made Fiber Corp.	159,000	54
	Ardentec Corp.	63,000	54
*	E Ink Holdings Inc.	79,000	53
	San Shing Fastech Corp.	18,000	53
	Namchow Chemical Industrial Co. Ltd.	27,000	52
	Kinpo Electronics	138,000	51
	YungShin Global Holding Corp.	28,000	51
*	Nan Liu Enterprise Co. Ltd.	9,000	51
*	Chung Hwa Pulp Corp.	169,000	50
*	PharmaEngine Inc.	6,000	50
*	Taiwan Styrene Monomer	89,000	50
	Lien Hwa Industrial Corp.	79,000	50
*	Shining Building Business Co. Ltd.	62,000	50
*	Qisda Corp.	152,000	49
*	Taiwan Liposome Co. Ltd.	5,000	48
	PChome Online Inc.	7,000	48
	Ho Tung Chemical Corp.	106,000	47
	Aten International Co. Ltd.	15,000	47
	Unity Opto Technology Co. Ltd.	38,000	47
	Kingdom Construction Co.	45,000	46
	Sercomm Corp.	23,000	46
*	Ritek Corp.	296,000	46
	Giga Solar Materials Corp.	2,000	46
	Flytech Technology Co. Ltd.	12,000	46
	National Petroleum Co. Ltd.	51,597	46
	Evergreen International Storage & Transport Corp.	75,000	46
	Hey Song Corp.	43,500	46
	Taiwan Semiconductor Co. Ltd.	41,000	45
*	Mosel Vitelic Inc.	227,000	45
	GeoVision Inc.	8,000	44
	G Tech Optoelectronics Corp.	38,000	43
	Poya Co. Ltd.	6,928	43
*	Via Technologies Inc.	60,000	43
	CyberTAN Technology Inc.	44,000	43

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	Eva Airways Corp.	83,323	42
*	Gigastorage Corp.	34,000	41
*	Toung Loong Textile Manufacturing	14,000	40
	Vivotek Inc.	8,000	38
	Universal Cement Corp.	39,846	38
*	Taiwan TEA Corp.	59,000	37
	IEI Integration Corp.	23,000	33
	Genius Electronic Optical Co. Ltd.	8,714	30
	Long Bon International Co. Ltd.	44,000	27
	O-TA Precision Industry Co. Ltd.	37,000	26
	ENG Electric Co. Ltd.	3,000	2
			71,136
Thailand (0.3%)
	Advanced Info Service PCL (Foreign)	133,300	1,047
	Kasikornbank PCL (Foreign)	141,500	862
*	PTT PCL	71,700	694
	Siam Commercial Bank PCL (Foreign)	110,800	560
	Airports of Thailand PCL (Foreign)	75,200	465
	PTT Exploration & Production PCL (Foreign)	88,981	444
	CP ALL PCL (Foreign)	373,900	442
	Siam Cement PCL (Foreign)	30,000	405
*	Siam Commercial Bank PCL (Local)	77,800	399
*	PTT Exploration and Production PCL (Local)	72,800	359
	Shin Corp. PCL	135,496	327
	Electricity Generating PCL (Foreign)	74,700	304
*	Central Pattana PCL	208,800	293
	BEC World PCL (Foreign)	110,700	284
	Bangkok Bank PCL (Foreign)	47,798	280
	TMB Bank PCL	3,532,900	253
*	Thaicom PCL	198,000	248
*	Indorama Ventures PCL	332,500	245
	PTT PCL (Foreign)	24,200	234
*	Thoresen Thai Agencies PCL (Foreign)	343,241	221
	Thai Union Frozen Products PCL (Foreign)	101,220	219
*	Charoen Pokphand Foods PCL	255,900	214
*	PTT Global Chemical PCL (Local)	92,500	200
	PTT Global Chemical PCL (Foreign)	98,515	188
	Thai Oil PCL (Foreign)	112,700	183
	Bangkok Expressway PCL (Foreign)	171,800	182
	Krung Thai Bank PCL (Foreign)	326,975	176
*	Bank of Ayudhya PCL (Local)	142,515	166
	Total Access Communication PCL (Foreign)	41,300	160
*	CP ALL PCL (Local)	121,500	158
^	Home Product Center PCL	564,665	157
	BTS Group Holdings PCL	604,800	156
	Pruksa Real Estate PCL	210,700	149
*	Big C Supercenter PCL	24,200	142
*	Bumrungrad Hospital PCL	42,500	129
*	Samart Corp. PCL	197,200	126
*	True Corp. PCL	593,200	124
^	IRPC PCL (Foreign)	1,079,400	123
*	Minor International PCL	156,600	119
*	Precious Shipping PCL	125,400	107
*	Cal-Comp Electronics Thailand PCL	1,286,168	103
*	Jasmine International PCL	387,200	100
*	Total Access Communication PCL (Local)	25,400	98
*	Delta Electronics Thailand PCL	51,800	92
*	Glow Energy PCL	37,300	90
*	BTS Rail Mass Transit Growth Infrastructure Fund	274,600	82
	Charoen Pokphand Foods PCL (Foreign)	100,400	81
*	Bangkok Dusit Medical Services PCL	176,000	81
*	Banpu PCL (Local)	76,000	71
*	Siam Global House PCL	161,800	68
*	Hana Microelectronics PCL	64,600	64

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014
			Market
			Value
		Shares	($000)
*	Bangkok Expressway PCL	57,600	61
*	Siam City Cement PCL (Local)	5,040	60
*	Ratchaburi Electricity Generating Holding PCL (Local)	35,300	58
*	Land and Houses PCL	187,400	58
	CPN Retail Growth Leasehold Property Fund	120,200	57
*	Sino-Thai Engineering & Construction PCL	99,100	57
*	Hemaraj Land and Development PCL	498,500	55
*	Thanachart Capital PCL	50,100	54
*	Bangkok Life Assurance PCL	24,600	54
*	VGI Global Media PCL	142,900	51
*	Tisco Financial Group PCL	40,100	49
*	Central Plaza Hotel PCL	50,100	48
	Siam City Cement PCL (Foreign)	3,800	45
*	Robinson Department Store PCL	28,100	44
*	Berli Jucker PCL	27,600	41
*	Thai Airways International PCL (Foreign)	104,374	25
	Delta Electronics Thai PCL (Foreign)	14,200	25
*	IRPC PCL	129,200	15
	Bank of Ayudhya PCL	10,169	12
*	Thoresen Thai Agencies PCL Warrants Exp. 9/12/2015	50,973	10
*	Thoresen Thai Agencies PCL	13,200	8
*	Land and Houses Warrants	37,480	7
			13,368
Turkey (0.2%)
	Turkiye Garanti Bankasi AS	236,273	870
	Turkiye Halk Bankasi AS	105,739	711
	Akbank TAS	184,512	648
	BIM Birlesik Magazalar AS	25,438	589
*	Turkcell Iletisim Hizmetleri AS	85,639	500
	Haci Omer Sabanci Holding AS (Bearer)	100,154	424
	Turkiye Is Bankasi	151,859	359
*	Ford Otomotiv Sanayi AS	26,516	300
	Is Gayrimenkul Yatirim Ortakligi AS	455,938	299
	Anadolu Efes Biracilik Ve Malt Sanayii AS	22,581	271
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	205,189	269
	Tupras Turkiye Petrol Rafinerileri AS	11,519	261
	Coca-Cola Icecek AS	10,490	246
	KOC Holding AS	53,803	241
	Turkiye Vakiflar Bankasi Tao	98,568	207
	Eregli Demir ve Celik Fabrikalari TAS	148,519	207
	Aksigorta AS	132,563	183
*	Sekerbank TAS	170,345	159
	Turk Hava Yollari	48,695	156
	Enka Insaat ve Sanayi AS	50,653	154
	Yapi ve Kredi Bankasi AS	73,367	153
*	Vestel Elektronik Sanayi ve Ticaret AS	170,403	153
	TAV Havalimanlari Holding AS	18,890	152
	Turk Telekomunikasyon AS	41,512	125
	Ulker Biskuvi Sanayi AS	16,128	124
*	Zorlu Enerji Elektrik Uretim AS	199,200	108
*	Dogan Sirketler Grubu Holding AS	292,447	100
	Arcelik AS	15,365	95
	Tofas Turk Otomobil Fabrikasi AS	11,752	72
*	Petkim Petrokimya Holding AS	45,663	65
	Turkiye Sinai Kalkinma Bankasi AS	71,200	65
	Turkiye Sise ve Cam Fabrikalari AS	51,434	65
*	Pegasus Hava Tasimaciligi AS	4,428	59
	Aygaz AS	12,065	50
*	Asya Katilim Bankasi AS	57,022	44
*	Vakif Gayrimenkul Yatirim Ortakligi AS	9,477	32
	Koza Altin Isletmeleri AS	3,153	32
			8,548
United Arab Emirates (0.1%)
*	Emaar Properties PJSC	318,830	948

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	Arabtec Holding Co.	259,710	635
	First Gulf Bank PJSC	108,364	512
	Aldar Properties PJSC	349,660	384
	DP World Ltd.	20,224	374
	Dubai Investments PJSC	268,595	319
*	Drake & Scull International	459,669	211
*	Union National Bank PJSC	106,368	208
	Waha Capital PJSC	106,864	88
	National Central Cooling Co. PJSC	134,628	87
	Dubai Financial Market	87,176	87
*	Islamic Arab Insurance Co.	275,587	83
*	Eshraq Properties Co. PJSC	119,000	80
*	Dana Gas PJSC	316,079	74
	RAK Properties PJSC	168,932	58
	Dubai Islamic Bank PJSC	28,042	52
	Air Arabia PJSC	133,811	48
	Aramex PJSC	1,000	1
			4,249
United Kingdom (7.9%)
	HSBC Holdings plc	2,253,975	23,031
	BP plc	2,230,747	18,835
	Royal Dutch Shell plc Class A	468,818	18,535
	GlaxoSmithKline plc	577,479	15,956
	British American Tobacco plc	226,006	13,051
	Royal Dutch Shell plc Class B	304,442	12,927
	Vodafone Group plc	3,180,507	12,075
	AstraZeneca plc	149,378	11,791
	Diageo plc	298,954	9,160
	BG Group plc	408,963	8,273
*	Lloyds Banking Group plc	6,443,061	8,216
	Barclays plc	1,910,831	8,159
	Rio Tinto plc	148,412	8,069
	BHP Billiton plc	247,812	8,045
	Prudential plc	301,574	6,933
	SABMiller plc	122,593	6,675
	Unilever plc	143,496	6,419
	Glencore Xstrata plc	1,172,932	6,329
	National Grid plc	436,651	6,206
	Reckitt Benckiser Group plc	76,152	6,148
	BT Group plc	938,109	5,856
	Standard Chartered plc	238,001	5,155
	Imperial Tobacco Group plc	114,924	4,966
	Tesco plc	953,849	4,725
	Anglo American plc London Shares	156,428	4,182
	Compass Group plc	256,625	4,088
	Shire plc	70,841	4,052
	Rolls-Royce Holdings plc	221,114	3,928
	Centrica plc	605,033	3,374
	WPP plc	156,187	3,368
	Aviva plc	343,502	3,061
	Reed Elsevier plc	196,706	2,901
	SSE plc	111,576	2,877
	CRH plc	90,027	2,625
	BAE Systems plc	379,132	2,565
	ARM Holdings plc	168,697	2,553
	Legal & General Group plc	677,590	2,426
	Experian plc	118,334	2,275
	Next plc	19,222	2,121
	Associated British Foods plc	40,325	2,025
	Old Mutual plc	574,788	1,943
	Kingfisher plc	274,405	1,942
	Pearson plc	100,783	1,890
	Standard Life plc	272,008	1,759
	Tullow Oil plc	115,112	1,712

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Wolseley plc	29,240	1,694
	British Sky Broadcasting Group plc	112,725	1,678
	InterContinental Hotels Group plc	47,013	1,607
	Burberry Group plc	62,827	1,578
	Smith & Nephew plc	100,883	1,573
	Land Securities Group plc	85,333	1,533
	Weir Group plc	32,468	1,477
	Marks & Spencer Group plc	194,664	1,455
	Whitbread plc	20,287	1,399
	Capita plc	73,692	1,351
	Johnson Matthey plc	23,803	1,317
	ITV plc	413,717	1,273
	British Land Co. plc	108,731	1,270
*	Royal Bank of Scotland Group plc	247,633	1,255
	GKN plc	178,340	1,159
	Babcock International Group plc	55,934	1,129
	RSA Insurance Group plc	626,543	1,040
	United Utilities Group plc	76,122	1,024
	Investec plc	112,671	994
	Bunzl plc	34,884	994
	IMI plc	36,727	932
	J Sainsbury plc	164,165	931
	Smiths Group plc	41,188	930
	DCC plc	17,714	908
	Aberdeen Asset Management plc	122,753	908
	Sage Group plc	122,282	882
	WM Morrison Supermarkets plc	258,303	877
	Ashtead Group plc	57,913	858
	Intertek Group plc	17,361	855
	Randgold Resources Ltd.	10,567	849
	Rexam plc	100,928	846
	Carnival plc	20,507	820
	Severn Trent plc	25,720	802
	Travis Perkins plc	27,117	783
*	International Consolidated Airlines Group SA (London Shares)	113,107	774
	Resolution Ltd.	153,169	773
	Hammerson plc	79,609	768
	Direct Line Insurance Group plc	181,027	766
*	Persimmon plc	34,370	763
	St. James's Place plc	57,045	743
	Aggreko plc	27,837	743
	Petrofac Ltd.	28,860	708
	Meggitt plc	87,452	705
	AMEC plc	33,305	696
	Mondi plc	41,186	685
	Barratt Developments plc	109,430	684
	3i Group plc	105,947	681
	G4S plc	168,690	673
	Tate & Lyle plc	55,968	663
	easyJet plc	23,853	660
	Taylor Wimpey plc	360,228	641
	Cobham plc	121,350	633
	Croda International plc	14,479	631
	Howden Joinery Group plc	112,047	617
	Coca-Cola HBC AG	23,310	591
	William Hill plc	97,056	582
	Schroders plc (Voting Shares)	13,333	577
	Inmarsat plc	45,805	564
	London Stock Exchange Group plc	18,322	562
	John Wood Group plc	41,967	556
	Melrose Industries plc	111,583	539
	Berkeley Group Holdings plc	13,822	536
	Admiral Group plc	22,578	533
	DS Smith plc	99,381	530

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Antofagasta plc	39,251	523
	Drax Group plc	46,000	515
	SIG plc	158,243	513
	Pennon Group plc	39,627	507
	Inchcape plc	46,626	507
*	Thomas Cook Group plc	170,551	504
	Greene King plc	33,392	503
	Henderson Group plc	117,741	500
	Hargreaves Lansdown plc	24,668	488
	Derwent London plc	10,292	473
	Informa plc	57,460	469
	Kier Group plc	16,402	461
	Millennium & Copthorne Hotels plc	48,960	460
	Britvic plc	37,092	454
	Spectris plc	11,793	444
	Close Brothers Group plc	18,314	433
	Amlin plc	56,611	428
	Hikma Pharmaceuticals plc	16,204	425
	Provident Financial plc	12,610	424
	Balfour Beatty plc	88,157	419
	Rotork plc	9,514	417
	Bovis Homes Group plc	30,538	408
	IG Group Holdings plc	37,899	408
	ICAP plc	58,075	407
	Rightmove plc	9,977	406
	Booker Group plc	162,982	405
	Man Group plc	242,875	405
	Capital & Counties Properties plc	71,380	403
*	Hiscox Ltd.	33,583	401
	Catlin Group Ltd.	44,607	398
	Intu Properties plc	80,515	398
	Spirax-Sarco Engineering plc	8,039	394
	Segro plc	66,310	392
	Synergy Health plc	18,456	387
	Halma plc	40,509	385
*	BTG plc	42,683	384
	Restaurant Group plc	36,332	384
	Daily Mail & General Trust plc	27,818	383
	Rentokil Initial plc	187,979	379
*	Afren plc	141,140	375
	Great Portland Estates plc	34,447	365
	Michael Page International plc	45,775	364
	N Brown Group plc	41,889	363
	Dunelm Group plc	22,807	361
*	Sports Direct International plc	27,171	360
	TalkTalk Telecom Group plc	73,698	357
	Essentra plc	26,219	356
	Premier Oil plc	59,940	343
	Intermediate Capital Group plc	45,723	343
	TUI Travel plc	47,149	341
	International Personal Finance plc	35,699	338
*	Cairn Energy plc	107,514	335
	Hays plc	130,545	333
	Fresnillo plc	22,952	331
*	Ocado Group plc	57,278	326
	Serco Group plc	55,500	316
	Home Retail Group plc	90,504	313
	Grainger plc	86,141	311
	UBM plc	27,705	308
	Bellway plc	12,533	305
	WH Smith plc	16,168	300
	Regus plc	83,682	296
	Jupiter Fund Management plc	44,853	295
	Berendsen plc	16,828	294

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Jardine Lloyd Thompson Group plc	16,078	287
	Victrex plc	9,047	285
	AZ Electronic Materials SA	41,730	284
*	Firstgroup plc	128,372	281
*	Dixons Retail plc	366,768	279
	Electrocomponents plc	55,859	275
	BBA Aviation plc	52,368	275
*	Mitchells & Butlers plc	36,759	274
	Ashmore Group plc	45,331	269
	Phoenix Group Holdings	23,311	269
	Ladbrokes plc	102,664	266
	Bwin.Party Digital Entertainment plc	123,400	266
*	Ophir Energy plc	59,526	265
	Alent plc	48,998	264
	Pace plc	42,726	263
	Telecity Group plc	21,691	263
	Polymetal International plc	26,563	254
*	Lonmin plc	53,018	254
	Bodycote plc	20,578	254
	Stagecoach Group plc	39,669	249
	Shaftesbury plc	22,075	247
	Cable & Wireless Communications plc	276,057	247
	Elementis plc	52,300	246
	National Express Group plc	51,147	241
	Playtech plc	20,709	234
	Lancashire Holdings Ltd.	19,740	233
	Beazley plc	55,859	232
	WS Atkins plc	10,499	228
*	Genel Energy plc	13,754	225
	Carillion plc	35,427	222
	Ultra Electronics Holdings plc	7,724	221
	Soco International plc	29,740	217
	Aveva Group plc	6,088	217
	Polyus Gold International Ltd.	68,789	215
	Hunting plc	14,924	214
	Grafton Group plc	21,670	213
	Fidessa Group plc	5,613	213
	Halfords Group plc	28,183	211
	Oxford Instruments plc	9,640	210
	Carphone Warehouse Group plc	39,641	206
	Countrywide plc	20,425	204
	QinetiQ Group plc	55,532	198
*	EnQuest plc	82,313	191
	Senior plc	38,907	188
	Micro Focus International plc	14,315	188
	Debenhams plc	136,878	186
	Greencore Group plc	42,049	186
	Vesuvius plc	25,859	182
*	SVG Capital plc	25,251	181
	Cineworld Group plc	32,910	179
	esure Group plc	42,145	179
	CSR plc	18,442	179
*	Enterprise Inns plc	77,242	178
	J D Wetherspoon plc	12,487	178
	Telecom Plus plc	6,794	178
	Domino's Pizza Group plc	20,321	177
	Brewin Dolphin Holdings plc	32,202	176
	Darty plc	98,754	171
	Homeserve plc	29,628	169
	Go-Ahead Group plc	5,060	169
	Keller Group plc	9,790	165
	F&C Asset Management plc	81,419	164
	Vedanta Resources plc	10,069	161
	APR Energy plc	11,811	159

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Betfair Group plc	9,568	156
	Paragon Group of Cos. plc	25,031	151
	Premier Farnell plc	39,658	149
*	Evraz plc	90,203	147
	Galliford Try plc	7,245	146
	Genus plc	8,465	145
	Mitie Group plc	26,792	144
	Schroders plc	4,253	140
	De La Rue plc	9,966	138
	Interserve plc	12,304	138
	Moneysupermarket.com Group plc	44,055	136
	Dechra Pharmaceuticals plc	11,624	135
	Diploma plc	12,113	135
*	Centamin plc	123,349	135
	RPC Group plc	13,174	134
	Crest Nicholson Holdings plc	22,593	133
	Marston's plc	51,234	127
	Unite Group plc	17,782	127
	Morgan Advanced Materials plc	21,868	124
	Kentz Corp. Ltd.	10,145	124
	Spirent Communications plc	76,600	123
	African Barrick Gold plc	29,009	122
	Renishaw plc	3,903	120
	UDG Healthcare plc	19,761	120
*	Heritage Oil plc	22,404	120
	Domino Printing Sciences plc	9,012	118
	Bank of Georgia Holdings plc	2,664	117
	Northgate plc	13,289	116
	Fenner plc	16,563	116
	RPS Group plc	23,055	115
	Rathbone Brothers plc	3,503	115
	ST Modwen Properties plc	17,840	112
	ITE Group plc	28,758	112
	Stobart Group Ltd.	48,087	111
*	Xaar plc	8,202	109
*	Kazakhmys plc	27,027	109
*	Dignity plc	4,500	109
	Synthomer plc	24,373	109
	Laird plc	22,705	107
*	Kenmare Resources plc	504,619	107
	Savills plc	10,292	104
	Computacenter plc	9,406	104
*	Petra Diamonds Ltd.	37,485	103
	Foxtons Group plc	19,196	103
	Redrow plc	20,744	100
	Development Securities plc	24,222	100
	F&C Commercial Property Trust Ltd.	48,866	99
	Devro plc	27,493	98
	Dairy Crest Group plc	12,322	96
*	Premier Foods plc	98,103	95
	Kcom Group plc	57,194	91
	Tullett Prebon plc	16,772	90
	Greggs plc	9,856	89
*	Entertainment One Ltd.	17,460	87
	Cranswick plc	4,310	87
	Xchanging plc	32,346	87
	Al Noor Hospitals Group plc	5,003	84
*	Imagination Technologies Group plc	25,120	84
	888 Holdings plc	33,538	83
*	SuperGroup plc	3,600	81
	Workspace Group plc	8,283	80
	Londonmetric Property plc	33,406	78
	Big Yellow Group plc	8,947	78
	Hansteen Holdings plc	41,439	72

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	Severfield-Rowen plc	69,430	72
	Ted Baker plc	2,232	70
*	Colt Group SA	31,406	70
*	Lamprell plc	26,586	69
	Cape plc	13,478	68
	Spirit Pub Co. plc	46,178	61
	Chemring Group plc	16,079	61
	Redefine International plc	63,876	60
	Ferrexpo plc	23,306	57
	Hochschild Mining plc	20,486	57
	Smiths News plc	18,651	57
*	Salamander Energy plc	24,222	55
	Morgan Sindall Group plc	3,985	53
	Shanks Group plc	30,824	53
*	Mothercare plc	16,476	52
	Helical Bar plc	8,261	51
*	Partnership Assurance Group plc	22,162	49
	Chesnara plc	8,741	49
	Speedy Hire plc	50,811	48
	SDL plc	9,382	48
*	NMC Health plc	5,827	43
*	Essar Energy plc	20,122	23
*	Asia Resource Minerals plc	5,875	19
*,^	Aquarius Platinum Ltd.	51,167	19
*	Aquarius Platinum Rights Exp. 5/14/2014	102,334	13
			399,738
United States (48.8%)
Basic Materials (1.5%)
	Dow Chemical Co.	146,846	7,328
	EI du Pont de Nemours & Co.	107,922	7,265
	LyondellBasell Industries NV Class A	53,960	4,991
	Praxair Inc.	33,073	4,318
	Freeport-McMoRan Copper & Gold Inc.	121,371	4,172
	Ecolab Inc.	30,917	3,235
	PPG Industries Inc.	15,923	3,083
	Air Products & Chemicals Inc.	24,229	2,847
	International Paper Co.	51,290	2,393
	Mosaic Co.	40,650	2,034
	Alcoa Inc.	140,057	1,887
	Nucor Corp.	34,785	1,800
	CF Industries Holdings Inc.	7,195	1,764
	Eastman Chemical Co.	17,452	1,521
	Celanese Corp. Class A	23,641	1,452
	Newmont Mining Corp.	56,334	1,399
	Sigma-Aldrich Corp.	12,857	1,237
	CONSOL Energy Inc.	27,221	1,212
	FMC Corp.	14,878	1,146
	Ashland Inc.	8,429	814
	International Flavors & Fragrances Inc.	8,109	799
*	WR Grace & Co.	8,500	783
	Southern Copper Corp.	22,192	669
	Allegheny Technologies Inc.	15,443	636
	Albemarle Corp.	8,900	597
	Airgas Inc.	5,537	588
	Peabody Energy Corp.	29,672	564
	RPM International Inc.	12,800	546
	Minerals Technologies Inc.	9,000	535
	Rockwood Holdings Inc.	7,300	519
	Royal Gold Inc.	7,700	510

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Reliance Steel & Aluminum Co.	7,000	496
	Avery Dennison Corp.	10,030	488
	Sensient Technologies Corp.	8,500	459
	United States Steel Corp.	17,631	459
	PolyOne Corp.	11,900	446
	Huntsman Corp.	16,900	423
	Steel Dynamics Inc.	22,700	415
	NewMarket Corp.	1,100	410
^	Cliffs Natural Resources Inc.	21,573	382
	HB Fuller Co.	7,600	352
	Axiall Corp.	7,400	345
	Compass Minerals International Inc.	3,600	330
	Worthington Industries Inc.	8,500	313
	Domtar Corp.	3,300	308
	Cytec Industries Inc.	3,200	305
	Cabot Corp.	5,200	301
	US Silica Holdings Inc.	6,000	271
	Carpenter Technology Corp.	4,300	270
*	Clearwater Paper Corp.	4,200	258
*	Resolute Forest Products Inc.	12,800	228
	Olin Corp.	8,100	228
*	KapStone Paper and Packaging Corp.	8,200	216
*	Chemtura Corp.	9,200	205
	Balchem Corp.	3,300	204
*	Stillwater Mining Co.	12,200	192
	Westlake Chemical Corp.	2,700	192
*	Ferro Corp.	13,400	174
	Tronox Ltd. Class A	6,900	169
	Kaiser Aluminum Corp.	2,400	169
	Commercial Metals Co.	8,100	156
*	Polypore International Inc.	4,400	153
*	AK Steel Holding Corp.	20,600	144
*	Coeur Mining Inc.	15,300	132
*	Cloud Peak Energy Inc.	6,600	130
	Globe Specialty Metals Inc.	6,700	130
*	SunCoke Energy Inc.	6,100	127
*	Alpha Natural Resources Inc.	27,090	116
	AMCOL International Corp.	2,500	115
	Arch Coal Inc.	24,600	113
*,^	Molycorp Inc.	22,800	108
*	Century Aluminum Co.	7,800	107
	Stepan Co.	1,800	104
*	Kraton Performance Polymers Inc.	3,900	102
	Innophos Holdings Inc.	1,700	96
*	Calgon Carbon Corp.	4,600	92
	PH Glatfelter Co.	3,600	92
*	Intrepid Potash Inc.	5,300	86
	A Schulman Inc.	2,300	83
	Innospec Inc.	1,900	82
	Koppers Holdings Inc.	1,900	81
	Deltic Timber Corp.	1,300	79
	OM Group Inc.	2,500	73
*	RTI International Metals Inc.	2,600	73
	Hecla Mining Co.	22,712	70
	Walter Energy Inc.	8,200	59
*	Allied Nevada Gold Corp.	17,000	58
	Tredegar Corp.	2,700	56
	Wausau Paper Corp.	3,800	45
			74,514
Consumer Goods (5.0%)
	Procter & Gamble Co.	325,558	26,875
	Coca-Cola Co.	502,687	20,505
	Philip Morris International Inc.	192,289	16,427
	PepsiCo Inc.	184,584	15,854

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Altria Group Inc.	242,296	9,718
	Colgate-Palmolive Co.	120,667	8,121
	Ford Motor Co.	457,420	7,387
	Mondelez International Inc. Class A	205,622	7,330
	Monsanto Co.	61,461	6,804
	Kimberly-Clark Corp.	48,524	5,447
	General Motors Co.	155,078	5,347
	NIKE Inc. Class B	68,525	4,999
	Kraft Foods Group Inc.	75,973	4,320
	General Mills Inc.	71,776	3,806
	Johnson Controls Inc.	77,825	3,513
	Archer-Daniels-Midland Co.	77,072	3,370
	VF Corp.	45,920	2,805
	Lorillard Inc.	43,942	2,611
	Delphi Automotive plc	36,479	2,438
	Reynolds American Inc.	40,157	2,266
*	Tesla Motors Inc.	10,507	2,184
	BorgWarner Inc.	34,794	2,162
	Mead Johnson Nutrition Co.	23,192	2,047
*	Michael Kors Holdings Ltd.	22,400	2,043
	Harley-Davidson Inc.	26,108	1,930
	Kellogg Co.	27,312	1,825
	Stanley Black & Decker Inc.	21,142	1,816
	Estee Lauder Cos. Inc. Class A	24,900	1,807
	Hershey Co.	18,264	1,758
	Autoliv Inc.	17,098	1,744
	Beam Inc.	20,650	1,724
	Leggett & Platt Inc.	52,357	1,720
	Coach Inc.	37,810	1,688
	Mattel Inc.	39,504	1,549
	ConAgra Foods Inc.	48,756	1,487
*	Constellation Brands Inc. Class A	18,547	1,481
	Activision Blizzard Inc.	73,487	1,470
	Genuine Parts Co.	16,334	1,423
	Keurig Green Mountain Inc.	15,180	1,422
	Whirlpool Corp.	8,959	1,374
	Clorox Co.	14,604	1,325
	Tyson Foods Inc. Class A	31,198	1,309
	Leucadia National Corp.	49,323	1,259
	Brown-Forman Corp. Class B	13,864	1,244
	Coca-Cola Enterprises Inc.	27,140	1,233
	Bunge Ltd.	15,256	1,215
	Dr Pepper Snapple Group Inc.	21,273	1,179
	Hanesbrands Inc.	13,600	1,116
	PVH Corp.	8,588	1,078
	JM Smucker Co.	11,081	1,071
*	Monster Beverage Corp.	15,600	1,045
*	Electronic Arts Inc.	36,676	1,038
*	LKQ Corp.	35,200	1,025
*	Under Armour Inc. Class A	20,800	1,017
*	TRW Automotive Holdings Corp.	12,493	1,004
	Ralph Lauren Corp. Class A	6,459	978
	Church & Dwight Co. Inc.	13,900	959
	Campbell Soup Co.	20,463	931
	Polaris Industries Inc.	6,900	927
	Hillshire Brands Co.	25,233	899
	McCormick & Co. Inc.	12,542	893
	Harman International Industries Inc.	8,012	878
*	Mohawk Industries Inc.	6,625	877
	Newell Rubbermaid Inc.	27,402	825
	Molson Coors Brewing Co. Class B	13,554	813
	Avon Products Inc.	52,225	798
	Scotts Miracle-Gro Co. Class A	13,000	796
*	Jarden Corp.	13,550	774

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Lennar Corp. Class A	19,443	750
	Herbalife Ltd.	12,200	732
	Lear Corp.	8,671	720
	Hormel Foods Corp.	15,075	719
*	WABCO Holdings Inc.	6,700	717
	Goodyear Tire & Rubber Co.	28,200	711
	Hasbro Inc.	12,829	709
	Energizer Holdings Inc.	6,260	699
	Snap-on Inc.	6,000	696
	DR Horton Inc.	30,890	688
	PulteGroup Inc.	33,196	610
	Nu Skin Enterprises Inc. Class A	6,600	574
*	Lululemon Athletica Inc.	12,300	565
*	Toll Brothers Inc.	16,472	564
*	WhiteWave Foods Co. Class A	20,122	557
*	Fossil Group Inc.	5,200	555
*	NVR Inc.	491	529
	Ingredion Inc.	7,000	493
*	Kate Spade & Co.	14,100	490
	Gentex Corp.	16,839	483
*	Middleby Corp.	1,900	480
*	Hain Celestial Group Inc.	5,300	456
*	Tempur Sealy International Inc.	8,806	442
*	Visteon Corp.	5,000	434
*	Iconix Brand Group Inc.	9,500	404
	Tupperware Brands Corp.	4,700	399
	Brunswick Corp.	9,600	386
	Flowers Foods Inc.	18,500	380
	WD-40 Co.	5,200	379
*	Tenneco Inc.	6,200	371
*	Darling International Inc.	18,100	362
	Carter's Inc.	4,800	354
	Vector Group Ltd.	16,300	347
	Dana Holding Corp.	16,400	347
*	Zynga Inc. Class A	83,851	340
*	Standard Pacific Corp.	40,072	320
	Wolverine World Wide Inc.	10,800	303
	Thor Industries Inc.	4,800	292
	Cooper Tire & Rubber Co.	11,400	287
*	Deckers Outdoor Corp.	3,600	284
*	TreeHouse Foods Inc.	3,700	277
	Lancaster Colony Corp.	2,500	237
*	Steven Madden Ltd.	6,650	237
	Fresh Del Monte Produce Inc.	8,100	234
	Ryland Group Inc.	5,900	226
	KB Home	13,000	215
*	Helen of Troy Ltd.	3,400	213
	Pool Corp.	3,600	212
*	Post Holdings Inc.	4,050	212
	Snyders-Lance Inc.	7,900	210
*	Take-Two Interactive Software Inc.	10,000	204
*	Boston Beer Co. Inc. Class A	800	197
*	Skechers U.S.A. Inc. Class A	4,800	197
	Universal Corp.	3,600	196
	B&G Foods Inc.	5,800	190
*	Meritage Homes Corp.	4,600	177
	Spectrum Brands Holdings Inc.	2,300	177
*	Dorman Products Inc.	3,000	173
	Cosan Ltd.	13,600	165
	Andersons Inc.	2,550	159
	Dean Foods Co.	9,950	158
	MDC Holdings Inc.	5,300	146
	Steelcase Inc. Class A	8,600	142
	Sanderson Farms Inc.	1,700	140

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Herman Miller Inc.	4,500	139
	Pinnacle Foods Inc.	4,300	131
*	Crocs Inc.	8,500	129
*	American Axle & Manufacturing Holdings Inc.	7,200	127
	HNI Corp.	3,600	127
*	Select Comfort Corp.	6,800	125
*	Pilgrim's Pride Corp.	5,700	125
	La-Z-Boy Inc.	5,100	124
*	G-III Apparel Group Ltd.	1,700	122
	Interface Inc. Class A	6,700	120
*	Adecoagro SA	12,200	109
*	Tumi Holdings Inc.	5,300	108
	Coty Inc. Class A	6,600	106
	Schweitzer-Mauduit International Inc.	2,400	105
	Drew Industries Inc.	1,900	96
*	Caesarstone Sdot-Yam Ltd.	1,800	94
*	TiVo Inc.	7,900	94
	J&J Snack Foods Corp.	1,000	94
	Oxford Industries Inc.	1,400	92
*	Elizabeth Arden Inc.	2,500	92
*	Modine Manufacturing Co.	5,400	89
*	Diamond Foods Inc.	2,900	89
	Columbia Sportswear Co.	1,000	86
*	Seaboard Corp.	35	85
*	Winnebago Industries Inc.	3,500	84
*	ACCO Brands Corp.	11,942	73
*,^	SodaStream International Ltd.	1,700	72
*	Federal-Mogul Corp.	4,100	71
*	Quiksilver Inc.	10,600	68
	Briggs & Stratton Corp.	3,100	66
	Titan International Inc.	3,700	65
	Callaway Golf Co.	6,900	60
	Knoll Inc.	3,000	55
	Cal-Maine Foods Inc.	900	54
*	Vera Bradley Inc.	1,800	51
	Ethan Allen Interiors Inc.	2,000	48
*	Chiquita Brands International Inc.	4,200	48
*	USANA Health Sciences Inc.	700	47
			251,195
Consumer Services (6.2%)
	Walt Disney Co.	208,064	16,508
	Wal-Mart Stores Inc.	194,412	15,497
*	Amazon.com Inc.	43,898	13,351
	Home Depot Inc.	167,244	13,298
	Comcast Corp. Class A	237,361	12,286
	McDonald's Corp.	116,816	11,843
	CVS Caremark Corp.	140,276	10,201
*	priceline.com Inc.	6,173	7,147
*	eBay Inc.	137,660	7,135
	Walgreen Co.	103,906	7,055
	Time Warner Inc.	104,321	6,933
	Costco Wholesale Corp.	51,978	6,013
	Starbucks Corp.	84,782	5,987
	Lowe's Cos. Inc.	123,739	5,681
	Twenty-First Century Fox Inc. Class A	159,783	5,116
*	DIRECTV	65,363	5,072
	TJX Cos. Inc.	82,782	4,816
	Target Corp.	76,797	4,742
	Time Warner Cable Inc.	32,722	4,629
	McKesson Corp.	27,130	4,590
	CBS Corp. Class B	73,871	4,267
	Viacom Inc. Class B	48,804	4,147
	Yum! Brands Inc.	52,752	4,061
	Las Vegas Sands Corp.	47,157	3,732

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Comcast Corp.	69,390	3,541
	Cardinal Health Inc.	40,965	2,847
	Macy's Inc.	47,138	2,707
	Kroger Co.	58,246	2,682
	Twenty-First Century Fox Inc.	83,507	2,615
*	Liberty Global plc	66,367	2,551
	Sysco Corp.	69,129	2,518
*	AutoZone Inc.	4,669	2,493
*	Netflix Inc.	7,007	2,257
	Wynn Resorts Ltd.	10,043	2,048
*	Dollar General Corp.	35,081	1,980
	Whole Foods Market Inc.	39,828	1,979
	Omnicom Group Inc.	29,246	1,979
	Carnival Corp.	48,140	1,892
*	Chipotle Mexican Grill Inc. Class A	3,719	1,854
*	O'Reilly Automotive Inc.	12,301	1,830
	Ross Stores Inc.	24,910	1,696
	L Brands Inc.	30,554	1,656
	AmerisourceBergen Corp. Class A	25,212	1,643
	Starwood Hotels & Resorts Worldwide Inc.	21,140	1,620
	Tiffany & Co.	18,261	1,598
	Nielsen Holdings NV	33,720	1,583
*	Liberty Interactive Corp. Class A	53,966	1,568
*	Bed Bath & Beyond Inc.	24,900	1,547
	Kohl's Corp.	28,112	1,540
	Nordstrom Inc.	24,915	1,527
*	Hertz Global Holdings Inc.	53,405	1,520
	Marriott International Inc. Class A	25,638	1,485
*	DISH Network Corp. Class A	26,010	1,479
*	Liberty Media Corp. Class A	10,787	1,399
*	CarMax Inc.	30,098	1,318
*	Dollar Tree Inc.	22,668	1,180
	Gap Inc.	29,109	1,144
*	Sirius XM Holdings Inc.	351,840	1,122
	Delta Air Lines Inc.	30,165	1,111
*	Charter Communications Inc. Class A	8,114	1,100
*	MGM Resorts International	41,402	1,045
	Advance Auto Parts Inc.	8,600	1,043
	Staples Inc.	82,801	1,035
*	TripAdvisor Inc.	12,568	1,015
	Safeway Inc.	29,488	1,004
	Signet Jewelers Ltd.	9,700	983
*	Discovery Communications Inc. Class A	12,841	975
	Darden Restaurants Inc.	19,341	961
*	Liberty Global plc Class A	24,117	960
	Wyndham Worldwide Corp.	13,398	956
*	Discovery Communications Inc.	13,503	947
	Expedia Inc.	13,168	935
*	IHS Inc. Class A	7,711	930
	Royal Caribbean Cruises Ltd.	17,107	909
	Best Buy Co. Inc.	34,872	904
	H&R Block Inc.	30,775	875
	Interpublic Group of Cos. Inc.	46,807	815
	Southwest Airlines Co.	33,015	798
	Tractor Supply Co.	11,600	780
	Foot Locker Inc.	16,533	769
	PetSmart Inc.	10,978	743
	Service Corp. International	39,200	736
*	News Corp. Class A	41,570	708
	Scripps Networks Interactive Inc. Class A	9,265	696
*	Rite Aid Corp.	92,400	675
	Gannett Co. Inc.	24,077	654
	Omnicare Inc.	11,008	652
*	Ulta Salon Cosmetics & Fragrance Inc.	7,200	632

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	Avis Budget Group Inc.	11,600	610
	Graham Holdings Co. Class B	901	605
	Family Dollar Stores Inc.	9,543	561
*	Starz	16,987	548
	Alaska Air Group Inc.	5,700	536
	GameStop Corp. Class A	13,116	520
*	United Continental Holdings Inc.	12,700	519
*	American Airlines Group Inc.	14,466	507
	GNC Holdings Inc. Class A	10,800	486
	Williams-Sonoma Inc.	7,500	471
	Dick's Sporting Goods Inc.	8,900	469
*	Panera Bread Co. Class A	3,000	459
	Dun & Bradstreet Corp.	4,130	457
	FactSet Research Systems Inc.	4,200	447
*	Jack in the Box Inc.	8,300	444
*	AMC Networks Inc. Class A	6,734	442
*	Pandora Media Inc.	18,800	440
*	Hyatt Hotels Corp. Class A	7,700	433
	KAR Auction Services Inc.	14,504	432
*	Sally Beauty Holdings Inc.	15,700	430
*	Lamar Advertising Co. Class A	8,127	406
*	Urban Outfitters Inc.	11,317	404
	Six Flags Entertainment Corp.	10,000	401
*	Groupon Inc. Class A	57,100	399
*	Apollo Education Group Inc.	13,775	398
*	Copart Inc.	10,900	395
*	Yelp Inc. Class A	6,600	385
*	Live Nation Entertainment Inc.	18,300	382
	New York Times Co. Class A	23,500	378
	Dunkin' Brands Group Inc.	8,218	374
	Abercrombie & Fitch Co.	10,168	374
	International Game Technology	28,205	354
*	Lumber Liquidators Holdings Inc.	4,000	349
*	United Natural Foods Inc.	5,000	345
	Brinker International Inc.	7,000	344
*	Norwegian Cruise Line Holdings Ltd.	10,461	343
	Domino's Pizza Inc.	4,600	342
	Cablevision Systems Corp. Class A	20,440	341
*	Madison Square Garden Co. Class A	6,200	339
*	Sprouts Farmers Market Inc.	10,300	329
*	Cabela's Inc.	5,000	328
*	Buffalo Wild Wings Inc.	2,200	321
*	AutoNation Inc.	5,766	306
	Cato Corp. Class A	10,600	302
	DSW Inc. Class A	8,820	295
	Cracker Barrel Old Country Store Inc.	3,100	294
*,^	JC Penney Co. Inc.	34,234	292
	Cinemark Holdings Inc.	9,800	290
	MercadoLibre Inc.	3,100	289
	Weis Markets Inc.	5,900	272
	Copa Holdings SA Class A	2,000	271
	HSN Inc.	4,600	267
	Dillard's Inc. Class A	2,700	264
	CST Brands Inc.	8,023	262
	Men's Wearhouse Inc.	5,500	261
	Bob Evans Farms Inc.	5,500	258
*	Grand Canyon Education Inc.	5,900	254
	Burger King Worldwide Inc.	9,700	253
	Wendy's Co.	30,328	252
*	Acxiom Corp.	8,900	251
	DeVry Education Group Inc.	5,500	248
	Penske Automotive Group Inc.	5,400	248
	Choice Hotels International Inc.	5,600	247
*	VCA Antech Inc.	7,900	242

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	John Wiley & Sons Inc. Class A	4,200	241
	Hillenbrand Inc.	7,900	240
	Sotheby's	5,700	240
	AMERCO	946	237
	Lions Gate Entertainment Corp.	8,900	236
	Casey's General Stores Inc.	3,400	233
*	Big Lots Inc.	5,900	233
*	Ascena Retail Group Inc.	13,400	231
	American Eagle Outfitters Inc.	19,643	227
*	News Corp. Class B	13,640	226
	Chico's FAS Inc.	14,200	226
	Vail Resorts Inc.	3,200	222
*	Life Time Fitness Inc.	4,600	221
	Rollins Inc.	7,300	220
*	Office Depot Inc.	53,467	219
*	Five Below Inc.	5,200	210
	Sinclair Broadcast Group Inc. Class A	7,800	209
*	Caesars Entertainment Corp.	11,200	207
	Morningstar Inc.	2,800	205
	Pier 1 Imports Inc.	11,200	205
*	Asbury Automotive Group Inc.	3,300	204
	Interval Leisure Group Inc.	7,900	204
	PriceSmart Inc.	2,100	202
*	OpenTable Inc.	3,000	202
*	Jos A Bank Clothiers Inc.	3,100	200
*	Restoration Hardware Holdings Inc.	3,200	200
*	HomeAway Inc.	6,100	199
*	Bally Technologies Inc.	3,000	195
*	Dolby Laboratories Inc. Class A	4,900	195
*	DreamWorks Animation SKG Inc. Class A	8,100	195
*	ANN Inc.	4,900	192
*	Bloomin' Brands Inc.	8,900	190
*,^	Sears Holdings Corp.	4,294	188
	Meredith Corp.	4,200	185
*	SolarCity Corp.	3,400	181
	Monro Muffler Brake Inc.	3,200	181
*	SUPERVALU Inc.	25,297	177
*	Murphy USA Inc.	4,130	176
	Cheesecake Factory Inc.	3,900	175
*	Fresh Market Inc.	4,500	167
*	Conversant Inc.	6,800	166
	SeaWorld Entertainment Inc.	5,500	165
	Lithia Motors Inc. Class A	2,200	163
*	Genesco Inc.	2,100	160
*	Shutterfly Inc.	3,900	160
	Aaron's Inc.	5,400	159
*	FTD Cos. Inc.	5,200	158
^	Arcos Dorados Holdings Inc. Class A	17,000	155
*	WebMD Health Corp.	3,500	154
	Regal Entertainment Group Class A	8,100	152
*	Express Inc.	10,400	152
	Group 1 Automotive Inc.	2,100	151
	Chemed Corp.	1,800	150
*	Bright Horizons Family Solutions Inc.	3,545	145
*	Rush Enterprises Inc. Class A	4,400	141
	Rent-A-Center Inc.	4,800	140
	Guess? Inc.	5,200	140
*	Pinnacle Entertainment Inc.	5,900	137
	DineEquity Inc.	1,800	136
*	Constant Contact Inc.	5,200	134
*	Orient-Express Hotels Ltd. Class A	9,600	126
	Regis Corp.	9,500	125
	Nexstar Broadcasting Group Inc. Class A	3,100	124
*	Beacon Roofing Supply Inc.	3,400	121

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	Conn's Inc.	2,700	119
*	Hibbett Sports Inc.	2,200	118
	Finish Line Inc. Class A	4,300	118
	Sonic Automotive Inc. Class A	4,700	114
	Papa John's International Inc.	2,600	114
*	JetBlue Airways Corp.	13,900	110
*	comScore Inc.	3,500	110
	Brown Shoe Co. Inc.	4,500	106
*	Vitamin Shoppe Inc.	2,200	105
*	Spirit Airlines Inc.	1,800	102
	Spartan Stores Inc.	4,600	99
*	Marriott Vacations Worldwide Corp.	1,763	96
*	Fiesta Restaurant Group Inc.	2,600	95
	Texas Roadhouse Inc. Class A	3,800	94
*	Krispy Kreme Doughnuts Inc.	5,300	93
*,^	Media General Inc. Class A	6,000	92
	National CineMedia Inc.	6,000	91
*	Ruby Tuesday Inc.	11,600	89
*	Ascent Capital Group Inc. Class A	1,300	89
	Buckle Inc.	1,900	89
*	Boyd Gaming Corp.	7,500	89
*	BJ's Restaurants Inc.	3,100	89
*	Bankrate Inc.	5,000	88
*	Susser Holdings Corp.	1,100	85
*	RetailMeNot Inc.	2,800	83
*	Barnes & Noble Inc.	4,800	79
*	Zumiez Inc.	3,200	78
	Children's Place Retail Stores Inc.	1,600	77
*	Sonic Corp.	4,000	76
*	Orbitz Worldwide Inc.	10,300	76
	CTC Media Inc.	8,000	69
*	Red Robin Gourmet Burgers Inc.	1,000	68
*	Liquidity Services Inc.	3,900	67
*	Scientific Games Corp. Class A	5,200	62
*	ITT Educational Services Inc.	2,300	62
*	K12 Inc.	2,600	62
	Churchill Downs Inc.	700	62
*	Cumulus Media Inc. Class A	9,500	61
*	Blue Nile Inc.	1,700	59
	Allegiant Travel Co. Class A	500	59
	Capella Education Co.	1,000	58
*	Penn National Gaming Inc.	5,200	58
	Scholastic Corp.	1,700	56
	Stage Stores Inc.	2,700	52
	International Speedway Corp. Class A	1,600	50
*	Steiner Leisure Ltd.	1,120	48
*	Francesca's Holdings Corp.	2,900	47
	Fred's Inc. Class A	2,600	47
*	American Public Education Inc.	1,300	45
	Stein Mart Inc.	3,500	44
	Clear Channel Outdoor Holdings Inc. Class A	5,400	43
*	Biglari Holdings Inc.	100	43
*	Pep Boys-Manny Moe & Jack	3,900	40
*	Strayer Education Inc.	900	38
*	New Media Investment Group Inc.	2,538	36
*	Lands' End Inc.	1,291	36
	Weight Watchers International Inc.	1,711	34
*	Clean Energy Fuels Corp.	3,600	32
*	Aeropostale Inc.	5,000	25
*	Central European Media Enterprises Ltd. Class A	8,100	22
			314,774
Financials (8.9%)
	Wells Fargo & Co.	629,726	31,260
	JPMorgan Chase & Co.	451,987	25,302

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

		Market
		Value
	Shares	($000)
Bank of America Corp.	1,274,794	19,300
Citigroup Inc.	362,711	17,377
* Berkshire Hathaway Inc. Class B	126,329	16,277
Visa Inc. Class A	60,569	12,272
* Berkshire Hathaway Inc. Class A	62	11,983
American Express Co.	116,603	10,195
American International Group Inc.	177,497	9,430
MasterCard Inc. Class A	124,250	9,139
US Bancorp	218,303	8,902
Goldman Sachs Group Inc.	49,928	7,979
Simon Property Group Inc.	35,825	6,205
MetLife Inc.	106,075	5,553
Morgan Stanley	175,716	5,435
PNC Financial Services Group Inc.	60,994	5,126
Bank of New York Mellon Corp.	135,724	4,597
Capital One Financial Corp.	60,741	4,489
BlackRock Inc.	14,668	4,415
Prudential Financial Inc.	54,179	4,371
ACE Ltd.	38,651	3,955
American Tower Corporation	45,678	3,815
Travelers Cos. Inc.	40,269	3,648
Charles Schwab Corp.	128,886	3,422
State Street Corp.	51,311	3,313
Aflac Inc.	52,723	3,307
Discover Financial Services	56,017	3,131
Marsh & McLennan Cos. Inc.	62,025	3,058
Aon plc	35,257	2,993
BB&T Corp.	79,769	2,978
Allstate Corp.	51,175	2,914
Public Storage	16,083	2,823
Crown Castle International Corp.	38,688	2,814
IntercontinentalExchange Group Inc.	13,598	2,780
Chubb Corp.	28,325	2,608
CME Group Inc.	36,809	2,591
Ameriprise Financial Inc.	22,788	2,544
Franklin Resources Inc.	46,896	2,455
Equity Residential	40,097	2,383
Loews Corp.	54,087	2,378
SunTrust Banks Inc.	61,326	2,346
Hartford Financial Services Group Inc.	65,256	2,341
T. Rowe Price Group Inc.	27,808	2,284
McGraw Hill Financial Inc.	30,427	2,249
Prologis Inc.	54,553	2,216
Ventas Inc.	33,195	2,194
Principal Financial Group Inc.	46,825	2,193
HCP Inc.	51,527	2,157
Fifth Third Bancorp	102,814	2,119
Lincoln National Corp.	42,060	2,040
AvalonBay Communities Inc.	14,865	2,030
Health Care REIT Inc.	32,120	2,026
Vornado Realty Trust	18,849	1,934
Moody's Corp.	24,303	1,908
Weyerhaeuser Co.	63,895	1,907
KeyCorp	138,777	1,893
Boston Properties Inc.	16,101	1,886
Invesco Ltd.	49,348	1,738
Comerica Inc.	35,198	1,698
Host Hotels & Resorts Inc.	78,912	1,693
Regions Financial Corp.	160,066	1,623
SLM Corp.	62,655	1,613
Northern Trust Corp.	25,821	1,556
New York Community Bancorp Inc.	98,454	1,517
M&T Bank Corp.	12,300	1,501
Progressive Corp.	61,817	1,499

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Fidelity National Financial Inc. Class A	39,502	1,271
	Essex Property Trust Inc.	7,318	1,268
	Annaly Capital Management Inc.	106,995	1,236
	Hudson City Bancorp Inc.	123,491	1,230
	General Growth Properties Inc.	52,143	1,198
	Western Union Co.	75,141	1,192
*	Affiliated Managers Group Inc.	5,783	1,146
	EastGroup Properties Inc.	17,300	1,094
	American Realty Capital Properties Inc.	82,800	1,084
	Kilroy Realty Corp.	18,000	1,072
	Acadia Realty Trust	39,200	1,064
	Extra Space Storage Inc.	19,100	1,000
	Legg Mason Inc.	21,251	996
	Realty Income Corp.	22,775	990
*	Genworth Financial Inc. Class A	55,274	987
	Eaton Vance Corp.	26,200	945
	Equifax Inc.	13,197	934
	SL Green Realty Corp.	8,859	928
	Macerich Co.	14,221	923
	BOK Financial Corp.	13,900	909
	CIT Group Inc.	20,800	895
	Unum Group	26,703	887
	American Capital Agency Corp.	38,894	883
	Ramco-Gershenson Properties Trust	53,300	878
	XL Group plc Class A	27,751	870
	Kimco Realty Corp.	36,826	844
	Arthur J Gallagher & Co.	18,742	844
	Digital Realty Trust Inc.	15,611	834
	Plum Creek Timber Co. Inc.	19,083	832
*	CBRE Group Inc. Class A	30,998	826
	Huntington Bancshares Inc.	89,481	820
	Everest Re Group Ltd.	5,046	797
	Willis Group Holdings plc	19,161	785
	Valley National Bancorp	77,884	780
*	Markel Corp.	1,245	779
	ProAssurance Corp.	16,700	759
*	Alleghany Corp.	1,847	754
	Brown & Brown Inc.	25,244	752
	Federal Realty Investment Trust	6,350	746
	TCF Financial Corp.	47,272	742
	Washington REIT	30,200	739
	TD Ameritrade Holding Corp.	22,631	722
*	Realogy Holdings Corp.	16,890	710
	Universal Health Realty Income Trust	16,700	709
*	E*TRADE Financial Corp.	31,400	705
	Rayonier Inc.	15,600	704
	Investors Real Estate Trust	80,500	702
	Medical Properties Trust Inc.	51,500	695
*	Signature Bank	5,800	689
	Apartment Investment & Management Co. Class A	22,000	678
	Post Properties Inc.	13,460	676
	Corporate Office Properties Trust	24,800	663
*	Arch Capital Group Ltd.	11,510	660
	Cincinnati Financial Corp.	13,071	637
	UDR Inc.	24,487	633
*	Howard Hughes Corp.	4,400	628
	LTC Properties Inc.	16,100	622
	East West Bancorp Inc.	18,000	621
	Starwood Property Trust Inc.	25,705	618
	Torchmark Corp.	7,750	618
	Camden Property Trust	8,948	613
	WP Carey Inc.	9,943	611
*	Voya Financial Inc.	17,017	602
	First Republic Bank	11,797	599

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	NorthStar Realty Finance Corp.	36,700	588
	Westamerica Bancorporation	11,500	584
	Jones Lang LaSalle Inc.	5,000	579
*	Ocwen Financial Corp.	15,200	576
	PartnerRe Ltd.	5,424	572
	Saul Centers Inc.	12,200	560
	Waddell & Reed Financial Inc. Class A	8,300	560
	Raymond James Financial Inc.	11,200	557
	CBL & Associates Properties Inc.	30,600	556
	Safety Insurance Group Inc.	10,296	553
	Zions Bancorporation	19,082	552
	Cullen/Frost Bankers Inc.	7,200	550
	Sun Communities Inc.	12,000	547
	Lazard Ltd. Class A	11,600	546
	Capstead Mortgage Corp.	42,600	544
	Duke Realty Corp.	31,052	544
	Liberty Property Trust	14,298	536
	NASDAQ OMX Group Inc.	14,400	531
	Invesco Mortgage Capital Inc.	31,800	530
	Inland Real Estate Corp.	50,675	530
	Brookline Bancorp Inc.	58,172	528
*	MSCI Inc. Class A	12,800	519
	Mack-Cali Realty Corp.	25,200	513
	CBOE Holdings Inc.	9,600	512
*	SVB Financial Group	4,700	501
*	Navigators Group Inc.	8,700	496
	Glimcher Realty Trust	47,900	488
	Mid-America Apartment Communities Inc.	6,644	463
*	MGIC Investment Corp.	53,700	462
	PacWest Bancorp	11,479	452
	Axis Capital Holdings Ltd.	9,862	451
	Montpelier Re Holdings Ltd.	14,700	450
	Assurant Inc.	6,638	447
*	Portfolio Recovery Associates Inc.	7,800	446
	Taubman Centers Inc.	6,113	445
	CNO Financial Group Inc.	25,600	442
	Geo Group Inc.	13,132	440
*	Liberty Ventures Class A	7,570	439
	DDR Corp.	25,500	438
	Omega Healthcare Investors Inc.	12,400	431
	Redwood Trust Inc.	19,400	423
	Reinsurance Group of America Inc. Class A	5,400	414
	National Retail Properties Inc.	12,105	413
	WR Berkley Corp.	9,276	410
	RLJ Lodging Trust	15,200	405
	Regency Centers Corp.	7,586	398
	RenaissanceRe Holdings Ltd.	3,924	397
	Alexandria Real Estate Equities Inc.	5,371	396
	Stock Yards Bancorp Inc.	13,400	395
	LPL Financial Holdings Inc.	8,300	393
	Assured Guaranty Ltd.	16,300	390
	Old Republic International Corp.	23,367	387
	Tompkins Financial Corp.	8,200	387
	American Campus Communities Inc.	10,100	386
	Hospitality Properties Trust	12,768	384
	Spirit Realty Capital Inc.	35,599	383
	Protective Life Corp.	7,300	373
	Senior Housing Properties Trust	15,859	372
	Prosperity Bancshares Inc.	6,300	372
	Gaming and Leisure Properties Inc.	10,064	370
	SEI Investments Co.	11,417	370
	Hanover Insurance Group Inc.	6,300	368
	Aspen Insurance Holdings Ltd.	8,000	366
	BankUnited Inc.	10,701	353

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	American Equity Investment Life Holding Co.	15,000	350
	Two Harbors Investment Corp.	33,600	349
	MarketAxess Holdings Inc.	6,400	345
	People's United Financial Inc.	24,024	343
	Community Trust Bancorp Inc.	9,300	343
	LaSalle Hotel Properties	10,300	341
	Commerce Bancshares Inc.	7,772	338
	Allied World Assurance Co. Holdings AG	3,100	334
	Home Properties Inc.	5,400	333
	First Niagara Financial Group Inc.	37,100	331
	Corrections Corp. of America	10,007	328
	BioMed Realty Trust Inc.	15,697	328
	American Financial Group Inc.	5,600	327
	HCC Insurance Holdings Inc.	7,100	326
*	Popular Inc.	10,498	324
	FirstMerit Corp.	16,558	321
	CommonWealth REIT	12,600	320
	Urstadt Biddle Properties Inc. Class A	15,610	319
	City National Corp.	4,357	316
*	Zillow Inc. Class A	2,900	315
	Umpqua Holdings Corp.	18,790	312
	Synovus Financial Corp.	97,200	312
	Associated Banc-Corp	17,500	307
	American National Insurance Co.	2,700	304
	Washington Federal Inc.	13,900	300
	Chimera Investment Corp.	96,200	297
	Douglas Emmett Inc.	10,600	293
	BGC Partners Inc. Class A	40,459	290
	Ryman Hospitality Properties Inc.	6,337	289
	Sunstone Hotel Investors Inc.	19,084	273
*	Stifel Financial Corp.	5,700	267
	PS Business Parks Inc.	3,100	266
	Weingarten Realty Investors	8,400	262
	First Horizon National Corp.	22,781	262
	Equity Lifestyle Properties Inc.	6,200	260
	Brandywine Realty Trust	17,600	256
	Federated Investors Inc. Class B	8,879	253
*	Texas Capital Bancshares Inc.	4,500	253
*	Forest City Enterprises Inc. Class A	13,127	248
	DCT Industrial Trust Inc.	31,300	245
	Radian Group Inc.	17,500	245
	Validus Holdings Ltd.	6,565	243
	First American Financial Corp.	9,100	242
	UMB Financial Corp.	4,100	241
	Janus Capital Group Inc.	19,742	239
	Webster Financial Corp.	7,800	235
	StanCorp Financial Group Inc.	3,800	232
	Platinum Underwriters Holdings Ltd.	3,700	232
	Northwest Bancshares Inc.	17,400	231
	Piedmont Office Realty Trust Inc. Class A	13,100	231
	Hancock Holding Co.	6,800	229
	Healthcare Trust of America Inc. Class A	19,500	228
	First Citizens BancShares Inc. Class A	1,000	225
	Kemper Corp.	5,700	225
	Endurance Specialty Holdings Ltd.	4,400	224
*	Hilltop Holdings Inc.	9,724	217
	Symetra Financial Corp.	10,500	217
	PrivateBancorp Inc.	7,800	215
	First Financial Bankshares Inc.	3,600	213
	Sovran Self Storage Inc.	2,800	213
	Pebblebrook Hotel Trust	6,100	210
	Bank of Hawaii Corp.	3,800	210
	CubeSmart	11,200	208
	MFA Financial Inc.	26,200	208

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Community Bank System Inc.	5,500	205
	Financial Engines Inc.	4,600	204
	Tanger Factory Outlet Centers	5,700	203
	Highwoods Properties Inc.	5,000	202
	Wintrust Financial Corp.	4,500	202
	United Bankshares Inc.	6,802	199
	Healthcare Realty Trust Inc.	7,900	199
	EPR Properties	3,700	198
	Bank of the Ozarks Inc.	3,300	198
	American Homes 4 Rent Class A	12,300	197
	Primerica Inc.	4,300	197
	DiamondRock Hospitality Co.	15,900	195
	Retail Properties of America Inc.	13,500	193
	Investors Bancorp Inc.	7,209	193
	Capitol Federal Financial Inc.	15,700	189
	Susquehanna Bancshares Inc.	18,200	189
	Lexington Realty Trust	17,500	188
	Home BancShares Inc.	5,900	187
	Alexander & Baldwin Inc.	4,900	183
	Iberiabank Corp.	2,900	182
	National Health Investors Inc.	2,900	179
	Evercore Partners Inc. Class A	3,300	176
	Hatteras Financial Corp.	9,000	176
	Glacier Bancorp Inc.	6,800	174
	Cathay General Bancorp	7,300	172
	Fulton Financial Corp.	14,100	172
	FNB Corp.	13,500	168
	Colony Financial Inc.	7,664	167
*	Virtus Investment Partners Inc.	900	166
	Altisource Residential Corp.	5,900	166
	Artisan Partners Asset Management Inc. Class A	2,800	163
	First Industrial Realty Trust Inc.	8,651	159
*	MBIA Inc.	13,100	159
	Newcastle Investment Corp.	35,156	158
	New Residential Investment Corp.	25,600	156
*	Altisource Portfolio Solutions SA	1,500	156
*	First Cash Financial Services Inc.	3,100	151
	Greenhill & Co. Inc.	3,000	150
	DuPont Fabros Technology Inc.	6,200	150
	CVB Financial Corp.	10,300	149
	Trustmark Corp.	6,500	149
*	St. Joe Co.	8,179	146
*	Forestar Group Inc.	8,500	145
	BancorpSouth Inc.	6,100	142
*	Enstar Group Ltd.	1,100	142
	Amtrust Financial Services Inc.	3,610	140
	Chambers Street Properties	17,800	139
*	Western Alliance Bancorp	6,000	138
	Park National Corp.	1,900	138
	Hudson Pacific Properties Inc.	5,774	136
	Interactive Brokers Group Inc.	5,600	134
	Potlatch Corp.	3,500	134
	CYS Investments Inc.	15,400	132
*	Strategic Hotels & Resorts Inc.	12,200	132
	International Bancshares Corp.	5,700	131
*	World Acceptance Corp.	1,800	131
	Kennedy-Wilson Holdings Inc.	5,800	127
	Mercury General Corp.	2,555	122
	Pinnacle Financial Partners Inc.	3,500	121
	First Financial Holdings Inc.	2,100	121
*	Walter Investment Management Corp.	4,500	120
*	TFS Financial Corp.	8,900	119
	Independent Bank Corp.	3,200	119
	Old National Bancorp	8,300	117

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	Credit Acceptance Corp.	883	116
*	Green Dot Corp. Class A	6,500	113
*	Trulia Inc.	3,300	112
*	Blackhawk Network Holdings Inc. Class B	4,844	112
	United Fire Group Inc.	4,000	111
	Horace Mann Educators Corp.	3,700	111
	Cousins Properties Inc.	9,506	111
	First Financial Bancorp	6,800	110
	Chemical Financial Corp.	3,900	109
	WesBanco Inc.	3,600	109
	National Penn Bancshares Inc.	10,900	106
	ARMOUR Residential REIT Inc.	25,000	106
	Selective Insurance Group Inc.	4,600	106
*	KCG Holdings Inc. Class A	10,584	105
	NBT Bancorp Inc.	4,600	104
	RLI Corp.	2,400	103
	City Holding Co.	2,400	103
	MB Financial Inc.	3,800	102
	Cash America International Inc.	2,300	100
	BBCN Bancorp Inc.	6,400	99
	American Assets Trust Inc.	2,900	98
*	Beneficial Mutual Bancorp Inc.	7,500	98
	1st Source Corp.	3,300	97
	Boston Private Financial Holdings Inc.	7,600	95
	Pennsylvania REIT	5,714	95
	Columbia Banking System Inc.	3,800	94
	Parkway Properties Inc.	5,000	94
	S&T Bancorp Inc.	4,000	93
	FelCor Lodging Trust Inc.	10,000	92
	Sterling Bancorp	7,700	92
	First Midwest Bancorp Inc.	5,600	92
*	WisdomTree Investments Inc.	8,100	91
*	iStar Financial Inc.	5,900	88
	EverBank Financial Corp.	4,600	86
	Education Realty Trust Inc.	8,400	86
	Cohen & Steers Inc.	2,100	85
*	Encore Capital Group Inc.	1,900	82
	Oritani Financial Corp.	5,500	82
	Government Properties Income Trust	3,200	81
*	Move Inc.	7,600	81
	Chesapeake Lodging Trust	3,000	81
	Sabra Health Care REIT Inc.	2,700	81
	PennyMac Mortgage Investment Trust	3,400	80
*	Investment Technology Group Inc.	3,800	78
	Home Loan Servicing Solutions Ltd.	3,500	78
*	Tejon Ranch Co.	2,500	78
	Hersha Hospitality Trust Class A	13,200	77
*	Starwood Waypoint Residential Trust	2,821	77
*	Harbinger Group Inc.	6,400	75
	Franklin Street Properties Corp.	6,000	73
	Rouse Properties Inc.	4,214	71
	Infinity Property & Casualty Corp.	1,100	71
	Employers Holdings Inc.	3,400	69
	Alexander's Inc.	200	69
	Renasant Corp.	2,500	68
	Argo Group International Holdings Ltd.	1,400	62
*	First BanCorp	12,000	62
*	Greenlight Capital Re Ltd. Class A	1,900	60
	OFG Bancorp	3,500	60
	Cedar Realty Trust Inc.	9,476	59
*	eHealth Inc.	1,400	59
*	Piper Jaffray Cos.	1,300	57
*	Nationstar Mortgage Holdings Inc.	1,700	56
	Maiden Holdings Ltd.	4,700	55

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Ashford Hospitality Trust Inc.	5,400	55
	Simmons First National Corp. Class A	1,500	54
*	DFC Global Corp.	5,700	53
	Anworth Mortgage Asset Corp.	9,800	53
*	PICO Holdings Inc.	2,200	51
	Nelnet Inc. Class A	1,200	51
	CNA Financial Corp.	1,200	49
	First Commonwealth Financial Corp.	5,600	48
	First Financial Corp.	1,448	46
	GAMCO Investors Inc.	600	46
*	Ezcorp Inc. Class A	3,700	39
*	Citizens Inc. Class A	4,800	32
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	369	1
			447,191
Health Care (5.8%)
	Johnson & Johnson	328,721	33,296
	Pfizer Inc.	772,858	24,175
	Merck & Co. Inc.	351,885	20,606
*	Gilead Sciences Inc.	181,564	14,251
	Amgen Inc.	91,930	10,273
	Bristol-Myers Squibb Co.	195,277	9,781
	AbbVie Inc.	187,218	9,750
	UnitedHealth Group Inc.	118,339	8,880
*	Biogen Idec Inc.	28,395	8,153
*	Celgene Corp.	49,434	7,267
	Abbott Laboratories	184,008	7,128
	Eli Lilly & Co.	120,311	7,110
	Medtronic Inc.	118,287	6,958
	Allergan Inc.	38,809	6,436
*	Express Scripts Holding Co.	92,400	6,152
	Thermo Fisher Scientific Inc.	45,961	5,240
	Baxter International Inc.	71,034	5,171
*	Actavis plc	20,691	4,228
*	Alexion Pharmaceuticals Inc.	23,845	3,772
	Covidien plc	51,700	3,684
	WellPoint Inc.	33,305	3,353
	Aetna Inc.	42,622	3,045
*	Forest Laboratories Inc.	32,054	2,946
	Cigna Corp.	34,584	2,768
*	Regeneron Pharmaceuticals Inc.	9,100	2,702
	St. Jude Medical Inc.	40,242	2,554
	Stryker Corp.	31,823	2,474
	Becton Dickinson and Co.	21,823	2,467
	Perrigo Co. plc	16,163	2,341
*	Mylan Inc.	45,139	2,292
*	Illumina Inc.	15,641	2,125
	Humana Inc.	18,594	2,041
*	Vertex Pharmaceuticals Inc.	29,154	1,974
*	Boston Scientific Corp.	152,972	1,929
*	HCA Holdings Inc.	35,973	1,871
	Zimmer Holdings Inc.	18,943	1,834
	Zoetis Inc.	57,408	1,737
*	Intuitive Surgical Inc.	4,793	1,734
*	DaVita HealthCare Partners Inc.	24,286	1,683
*	Edwards Lifesciences Corp.	14,850	1,210
	CR Bard Inc.	8,629	1,185
*	MEDNAX Inc.	19,200	1,138
*	Endo Health Solutions Inc.	17,199	1,083
	Patterson Cos. Inc.	25,979	1,057
	Cooper Cos. Inc.	7,695	1,015
*	Henry Schein Inc.	8,691	993
*	Laboratory Corp. of America Holdings	9,651	953
	Quest Diagnostics Inc.	16,474	921
*	BioMarin Pharmaceutical Inc.	15,543	905

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	Varian Medical Systems Inc.	11,290	898
	Universal Health Services Inc. Class B	10,728	877
*	Waters Corp.	8,825	870
*	CareFusion Corp.	21,858	854
*	Hospira Inc.	18,465	846
*	Jazz Pharmaceuticals plc	6,100	823
	ResMed Inc.	16,200	808
*	Salix Pharmaceuticals Ltd.	7,300	803
*	Incyte Corp. Ltd.	14,600	709
*	IDEXX Laboratories Inc.	5,400	683
*	Hologic Inc.	31,000	651
*	Alkermes plc	13,900	643
	DENTSPLY International Inc.	14,355	641
*	Pharmacyclics Inc.	6,600	624
	West Pharmaceutical Services Inc.	13,800	599
	Questcor Pharmaceuticals Inc.	7,000	575
*	Cubist Pharmaceuticals Inc.	7,887	553
	Teleflex Inc.	5,400	551
*	United Therapeutics Corp.	5,400	540
*	Medivation Inc.	8,500	512
*	Tenet Healthcare Corp.	11,250	507
*	Covance Inc.	5,700	503
*	Community Health Systems Inc.	13,202	500
*	Mallinckrodt plc	6,543	466
*	Sirona Dental Systems Inc.	6,000	451
*	Seattle Genetics Inc.	11,200	431
*	Centene Corp.	6,400	425
*	Intercept Pharmaceuticals Inc.	1,500	396
*	Isis Pharmaceuticals Inc.	14,700	391
*	Neogen Corp.	9,000	376
*	Align Technology Inc.	7,300	368
*	Myriad Genetics Inc.	8,500	359
*	Team Health Holdings Inc.	7,400	359
	STERIS Corp.	7,100	341
*	InterMune Inc.	10,200	327
*	Cepheid Inc.	7,500	326
*	WellCare Health Plans Inc.	4,800	324
	HealthSouth Corp.	9,020	312
*	Brookdale Senior Living Inc. Class A	9,800	312
*	Alnylam Pharmaceuticals Inc.	6,200	307
*	PAREXEL International Corp.	6,600	299
	Kindred Healthcare Inc.	11,900	299
*	Health Net Inc.	8,700	299
	Techne Corp.	3,300	295
*	DexCom Inc.	9,000	292
*	Envision Healthcare Holdings Inc.	8,600	291
*	LifePoint Hospitals Inc.	5,000	280
*	NPS Pharmaceuticals Inc.	10,500	280
*	Alere Inc.	7,500	250
*	Charles River Laboratories International Inc.	4,600	247
*	Bruker Corp.	11,700	242
*	Nektar Therapeutics	20,300	239
*	Prestige Brands Holdings Inc.	7,100	238
*	NuVasive Inc.	6,800	229
*,^	Opko Health Inc.	27,600	228
*	Insulet Corp.	6,000	226
*	HMS Holdings Corp.	13,800	223
*	Akorn Inc.	8,600	217
*	Synageva BioPharma Corp.	2,500	216
*	Air Methods Corp.	3,800	212
*	Bio-Rad Laboratories Inc. Class A	1,700	209
*	Theravance Inc.	7,500	202
*	ArthroCare Corp.	4,151	201
*	Impax Laboratories Inc.	7,600	199

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	Thoratec Corp.	6,000	197
*	Acorda Therapeutics Inc.	5,300	188
*	Medicines Co.	7,000	186
*	Magellan Health Services Inc.	3,200	185
*	ACADIA Pharmaceuticals Inc.	9,000	181
*,^	Arena Pharmaceuticals Inc.	28,200	180
*,^	MannKind Corp.	27,300	179
*	Haemonetics Corp.	5,800	176
	Hill-Rom Holdings Inc.	4,700	176
*	Puma Biotechnology Inc.	2,300	174
*	Hanger Inc.	5,000	173
*	Cyberonics Inc.	2,800	166
	Owens & Minor Inc.	4,900	164
*	Volcano Corp.	9,163	161
*	Acadia Healthcare Co. Inc.	3,800	160
*	Celldex Therapeutics Inc.	10,100	151
	Healthcare Services Group Inc.	5,100	148
*	HeartWare International Inc.	1,700	144
*	Ariad Pharmaceuticals Inc.	19,241	140
*	Globus Medical Inc.	5,600	137
*	Clovis Oncology Inc.	2,500	135
*	Emeritus Corp.	4,400	131
*	Pacira Pharmaceuticals Inc.	1,800	123
*	ImmunoGen Inc.	9,500	123
*	Masimo Corp.	4,500	120
*	Auxilium Pharmaceuticals Inc.	5,200	117
*	Integra LifeSciences Holdings Corp.	2,557	117
*	Healthways Inc.	6,400	115
	PDL BioPharma Inc.	13,400	114
*	Amsurg Corp. Class A	2,600	113
*	Bio-Reference Labs Inc.	4,400	112
	CONMED Corp.	2,400	111
*	Molina Healthcare Inc.	2,900	108
*	Accuray Inc.	12,800	108
*	PharMerica Corp.	3,900	106
*	Wright Medical Group Inc.	3,800	104
*	Aegerion Pharmaceuticals Inc.	2,200	97
*	ABIOMED Inc.	4,000	95
*	Amedisys Inc.	6,600	90
*	Natus Medical Inc.	3,600	89
*	Halozyme Therapeutics Inc.	11,800	88
*	NxStage Medical Inc.	7,600	87
	Analogic Corp.	1,100	83
*	Exelixis Inc.	23,018	81
	Meridian Bioscience Inc.	4,000	80
	Cantel Medical Corp.	2,300	76
*	Omnicell Inc.	2,800	74
*	Abaxis Inc.	1,800	73
*	Corvel Corp.	1,600	73
*	AMAG Pharmaceuticals Inc.	3,800	69
*	IPC The Hospitalist Co. Inc.	1,700	69
*	ICU Medical Inc.	1,200	67
*	Luminex Corp.	3,300	63
*	Quintiles Transnational Holdings Inc.	1,300	61
*	Merit Medical Systems Inc.	4,000	51
*	Momenta Pharmaceuticals Inc.	4,200	48
*	Quidel Corp.	2,200	47
*	Lexicon Pharmaceuticals Inc.	30,600	47
*	Orthofix International NV	1,500	45
*	Genomic Health Inc.	1,700	45
*	Syneron Medical Ltd.	4,300	45
	Invacare Corp.	2,500	39
*	Vivus Inc.	6,300	33
*	Infinity Pharmaceuticals Inc.	2,300	22

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*,^	Dendreon Corp.	7,205	19
			291,474
Industrials (6.4%)
	General Electric Co.	1,206,676	32,448
	United Technologies Corp.	109,039	12,903
	3M Co.	80,502	11,197
	Union Pacific Corp.	55,163	10,505
	Boeing Co.	81,281	10,487
	Honeywell International Inc.	90,277	8,387
	United Parcel Service Inc. Class B	84,179	8,292
	Caterpillar Inc.	74,780	7,882
	Lockheed Martin Corp.	37,105	6,090
	Accenture plc Class A	74,745	5,996
	Emerson Electric Co.	82,355	5,615
	Automatic Data Processing Inc.	66,386	5,175
	Danaher Corp.	70,360	5,163
	Precision Castparts Corp.	19,883	5,032
	General Dynamics Corp.	43,762	4,790
	FedEx Corp.	33,215	4,526
	Deere & Co.	47,919	4,473
	Eaton Corp. plc	55,035	3,998
	Raytheon Co.	41,623	3,974
	Illinois Tool Works Inc.	44,627	3,804
	Northrop Grumman Corp.	31,014	3,769
	Norfolk Southern Corp.	39,863	3,768
	Cummins Inc.	22,053	3,327
	CSX Corp.	116,251	3,281
	PACCAR Inc.	49,775	3,185
	TE Connectivity Ltd.	47,720	2,815
	Rockwell Automation Inc.	21,570	2,571
	Agilent Technologies Inc.	43,733	2,363
	Waste Management Inc.	52,545	2,336
	Ingersoll-Rand plc	38,406	2,297
*	Fiserv Inc.	36,612	2,225
	Parker Hannifin Corp.	17,111	2,171
	Tyco International Ltd.	51,130	2,091
*	LinkedIn Corp. Class A	12,480	1,915
	Sherwin-Williams Co.	9,340	1,867
	Fidelity National Information Services Inc.	31,978	1,709
	Pentair Ltd.	22,994	1,708
	Dover Corp.	19,546	1,689
	Amphenol Corp. Class A	17,667	1,685
	WW Grainger Inc.	6,592	1,677
	Xerox Corp.	138,582	1,675
	Fastenal Co.	31,480	1,577
*	Alliance Data Systems Corp.	6,378	1,543
	Paychex Inc.	36,825	1,540
	Cintas Corp.	25,978	1,531
	Roper Industries Inc.	10,629	1,477
	Fluor Corp.	17,905	1,355
*	Jacobs Engineering Group Inc.	23,303	1,345
	MDU Resources Group Inc.	37,676	1,335
	Textron Inc.	31,870	1,304
	Kansas City Southern	12,885	1,300
	AMETEK Inc.	24,293	1,281
*	Verisk Analytics Inc. Class A	20,100	1,208
	Vulcan Materials Co.	18,060	1,165
	Flowserve Corp.	15,866	1,159
*	Trimble Navigation Ltd.	30,000	1,153
	Robert Half International Inc.	25,577	1,146
	Rockwell Collins Inc.	14,458	1,123
	Republic Services Inc. Class A	31,578	1,108
*	Teledyne Technologies Inc.	11,868	1,102
	Joy Global Inc.	18,135	1,095

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	PerkinElmer Inc.	25,962	1,090
	Pall Corp.	12,499	1,052
*	Stericycle Inc.	8,731	1,017
	CH Robinson Worldwide Inc.	16,936	998
	L-3 Communications Holdings Inc.	8,595	992
*	B/E Aerospace Inc.	11,100	974
	Chicago Bridge & Iron Co. NV	11,910	954
*	Colfax Corp.	13,040	939
	Towers Watson & Co. Class A	8,200	920
	Expeditors International of Washington Inc.	22,195	915
	TransDigm Group Inc.	5,100	907
*	FleetCor Technologies Inc.	7,821	893
	Sealed Air Corp.	25,735	883
*	United Rentals Inc.	9,400	882
	Xylem Inc.	22,835	858
	Ball Corp.	14,760	829
	Masco Corp.	39,787	799
	Rock-Tenn Co. Class A	8,200	784
	MeadWestvaco Corp.	19,513	762
	Packaging Corp. of America	11,200	746
	JB Hunt Transport Services Inc.	9,681	737
	Fortune Brands Home & Security Inc.	18,350	731
	Manpowergroup Inc.	8,554	696
	Owens Corning	17,000	694
*	Quanta Services Inc.	19,400	684
*	Sensata Technologies Holding NV	16,049	682
*	Crown Holdings Inc.	14,241	672
	AO Smith Corp.	14,300	669
	ADT Corp.	21,871	661
	Valspar Corp.	9,042	660
	Avnet Inc.	15,043	649
	Hubbell Inc. Class B	5,500	647
*	Mettler-Toledo International Inc.	2,724	635
*	Arrow Electronics Inc.	10,982	623
*	Flextronics International Ltd.	69,125	621
	Alliant Techsystems Inc.	4,291	619
	Oshkosh Corp.	11,100	616
	Allegion plc	12,291	607
	Acuity Brands Inc.	4,800	598
	Wabtec Corp.	8,000	596
	Donaldson Co. Inc.	14,100	593
	Timken Co.	9,400	593
	Martin Marietta Materials Inc.	4,700	584
	AGCO Corp.	10,400	579
	IDEX Corp.	7,600	567
*	Kirby Corp.	5,600	563
	FLIR Systems Inc.	16,500	562
*	Old Dominion Freight Line Inc.	9,150	555
	Trinity Industries Inc.	7,300	548
	Iron Mountain Inc.	18,892	537
	Terex Corp.	12,402	537
	Waste Connections Inc.	12,000	536
*	Owens-Illinois Inc.	16,750	532
*	Knowles Corp.	18,873	527
	Toro Co.	8,200	521
	Huntington Ingalls Industries Inc.	4,929	508
*	Genesee & Wyoming Inc. Class A	5,100	505
	MSC Industrial Direct Co. Inc. Class A	5,200	474
	SPX Corp.	4,599	468
	Generac Holdings Inc.	7,800	459
*	Zebra Technologies Corp.	6,500	451
	Global Payments Inc.	6,700	448
	Jack Henry & Associates Inc.	7,900	436
	Graco Inc.	6,000	435

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	CoStar Group Inc.	2,700	434
	Manitowoc Co. Inc.	13,600	432
	Regal-Beloit Corp.	5,700	426
	Lincoln Electric Holdings Inc.	6,300	421
	Teekay Corp.	7,500	421
	Belden Inc.	5,700	421
	KBR Inc.	16,500	419
	Ryder System Inc.	5,087	418
	Total System Services Inc.	13,035	414
	Babcock & Wilcox Co.	11,750	409
	RR Donnelley & Sons Co.	22,960	404
*	Vantiv Inc. Class A	13,110	403
	Kennametal Inc.	8,600	402
	Eagle Materials Inc.	4,800	400
*	Spirit Aerosystems Holdings Inc. Class A	13,300	399
*	AerCap Holdings NV	9,465	395
*	WEX Inc.	4,100	393
*	CoreLogic Inc.	13,945	391
	Brink's Co.	15,300	389
	Broadridge Financial Solutions Inc.	9,995	383
	ITT Corp.	8,867	383
*	Armstrong World Industries Inc.	7,100	373
	Jabil Circuit Inc.	21,619	373
*	Foster Wheeler AG	10,875	373
	Valmont Industries Inc.	2,500	372
	Carlisle Cos. Inc.	4,500	370
	Triumph Group Inc.	5,700	369
*	Euronet Worldwide Inc.	8,000	368
	Air Lease Corp. Class A	10,200	366
	Curtiss-Wright Corp.	5,700	364
*	Hexcel Corp.	8,600	359
*	Graphic Packaging Holding Co.	34,924	358
*	Clean Harbors Inc.	5,900	354
	Sonoco Products Co.	8,400	353
	Deluxe Corp.	6,400	352
	FEI Co.	4,400	350
	Bemis Co. Inc.	8,660	348
*	Texas Industries Inc.	4,000	347
*	WESCO International Inc.	3,900	342
	Allison Transmission Holdings Inc.	11,423	341
	EnerSys Inc.	5,000	338
	Nordson Corp.	4,500	335
*	AECOM Technology Corp.	10,300	334
	EMCOR Group Inc.	7,200	331
*	Genpact Ltd.	19,500	329
*	Louisiana-Pacific Corp.	19,900	326
	Exelis Inc.	17,535	325
*	Esterline Technologies Corp.	2,900	316
*	Navistar International Corp.	8,300	315
*	Cognex Corp.	9,100	313
	URS Corp.	6,500	306
	Crane Co.	4,100	298
*	Korn/Ferry International	10,200	296
	Lennox International Inc.	3,500	293
	Aptargroup Inc.	4,300	290
	Landstar System Inc.	4,600	290
	GATX Corp.	4,400	289
	Applied Industrial Technologies Inc.	6,000	288
	Woodward Inc.	6,400	287
*	Moog Inc. Class A	4,300	281
	MAXIMUS Inc.	6,600	281
	Anixter International Inc.	2,800	274
	CLARCOR Inc.	4,700	271
	Convergys Corp.	12,000	258

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	MasTec Inc.	6,500	257
*	Veeco Instruments Inc.	6,900	255
	World Fuel Services Corp.	5,600	255
	National Instruments Corp.	9,300	254
	Con-way Inc.	5,900	251
*	Outerwall Inc.	3,600	250
	Watsco Inc.	2,400	247
*	USG Corp.	8,100	242
*	Advisory Board Co.	4,200	241
*	Berry Plastics Group Inc.	10,582	238
*	Tetra Tech Inc.	8,200	235
	Corporate Executive Board Co.	3,400	235
*	Swift Transportation Co.	9,600	231
	Vishay Intertechnology Inc.	16,200	230
	Silgan Holdings Inc.	4,584	228
	Littelfuse Inc.	2,500	226
	Actuant Corp. Class A	6,600	223
*	TrueBlue Inc.	8,000	214
*	IPG Photonics Corp.	3,300	213
	AAON Inc.	7,300	207
*	Orbital Sciences Corp.	7,000	206
*	DigitalGlobe Inc.	6,854	204
*	MWI Veterinary Supply Inc.	1,300	204
	Mobile Mini Inc.	4,600	203
*	GrafTech International Ltd.	17,600	197
*	NeuStar Inc. Class A	7,300	188
*	Hub Group Inc. Class A	4,200	188
*	Huron Consulting Group Inc.	2,600	185
	Hyster-Yale Materials Handling Inc.	1,900	183
	Covanta Holding Corp.	9,900	183
*	Sanmina Corp.	9,000	182
	United Stationers Inc.	4,800	180
	Harsco Corp.	7,500	179
*	On Assignment Inc.	5,100	179
*	PHH Corp.	7,400	176
	Scorpio Tankers Inc.	19,100	172
	Barnes Group Inc.	4,400	170
	MSA Safety Inc.	3,200	169
	Brady Corp. Class A	6,400	165
*	DryShips Inc.	56,300	164
*	Rofin-Sinar Technologies Inc.	7,400	164
*	EnPro Industries Inc.	2,300	164
	ABM Industries Inc.	5,900	160
	Watts Water Technologies Inc. Class A	3,000	160
*	Trimas Corp.	4,400	158
*	FTI Consulting Inc.	4,600	158
*	Rexnord Corp.	5,900	158
*	HD Supply Holdings Inc.	6,100	157
	TAL International Group Inc.	3,600	152
	Franklin Electric Co. Inc.	3,900	151
*	VistaPrint NV	3,800	150
	Werner Enterprises Inc.	5,800	148
	Heartland Payment Systems Inc.	3,600	147
*	ExlService Holdings Inc.	5,200	147
	Otter Tail Corp.	5,000	147
*	Meritor Inc.	12,100	144
	EVERTEC Inc.	6,100	144
	General Cable Corp.	5,600	143
	Quanex Building Products Corp.	7,600	143
	Granite Construction Inc.	3,800	142
	Sturm Ruger & Co. Inc.	2,200	142
*	Trex Co. Inc.	1,800	141
	CIRCOR International Inc.	1,700	138
*	Navigant Consulting Inc.	8,200	138

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	WageWorks Inc.	3,200	136
	Greif Inc. Class A	2,500	135
*	Aegion Corp. Class A	5,300	135
	Mueller Industries Inc.	4,600	133
	Forward Air Corp.	3,000	133
	Materion Corp.	3,900	131
*	Universal Display Corp.	5,000	130
	HEICO Corp.	2,343	130
*	Itron Inc.	3,400	129
	Methode Electronics Inc.	4,600	128
*	Plexus Corp.	3,000	126
	UniFirst Corp.	1,300	125
*	H&E Equipment Services Inc.	3,200	123
	ManTech International Corp. Class A	4,100	122
*	Tutor Perini Corp.	4,000	118
	Heartland Express Inc.	5,400	118
	Encore Wire Corp.	2,400	117
	MTS Systems Corp.	1,800	116
	Mueller Water Products Inc. Class A	12,700	116
*	II-VI Inc.	8,000	115
*	Cardtronics Inc.	3,400	114
*	Wesco Aircraft Holdings Inc.	5,600	113
	Kaman Corp.	2,700	113
*	RBC Bearings Inc.	1,800	112
*	OSI Systems Inc.	2,000	112
	John Bean Technologies Corp.	3,800	110
	HEICO Corp. Class A	2,700	110
	Knight Transportation Inc.	4,600	109
*	Atlas Air Worldwide Holdings Inc.	3,100	108
	Tennant Co.	1,700	108
	Seaspan Corp. Class A	5,000	108
*	Coherent Inc.	1,800	107
	Aircastle Ltd.	6,100	107
	US Ecology Inc.	2,400	107
*	Benchmark Electronics Inc.	4,600	107
	Universal Forest Products Inc.	2,100	106
	Booz Allen Hamilton Holding Corp. Class A	4,400	102
	Textainer Group Holdings Ltd.	2,600	102
*	Rogers Corp.	1,700	102
	G&K Services Inc. Class A	1,900	101
	Simpson Manufacturing Co. Inc.	3,000	98
	Schnitzer Steel Industries Inc.	3,500	98
	Acacia Research Corp.	6,100	98
	Ship Finance International Ltd.	5,513	97
*	Greatbatch Inc.	2,100	97
	NACCO Industries Inc. Class A	1,800	96
*	Federal Signal Corp.	6,300	96
	AZZ Inc.	2,200	96
*	Newport Corp.	5,000	93
*	GenCorp Inc.	5,200	91
*	Diana Shipping Inc.	8,100	91
*	DXP Enterprises Inc.	800	91
*	Taser International Inc.	5,600	90
	Gorman-Rupp Co.	2,900	90
	Matson Inc.	3,700	88
	American Science & Engineering Inc.	1,300	87
	Raven Industries Inc.	2,800	87
	UTi Worldwide Inc.	8,700	85
*	Monster Worldwide Inc.	12,300	85
	Nordic American Tankers Ltd.	9,698	84
	Lindsay Corp.	900	79
	ESCO Technologies Inc.	2,300	77
	Primoris Services Corp.	2,700	76
	Navios Maritime Holdings Inc.	8,900	70

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	American Railcar Industries Inc.	1,000	69
*	Team Inc.	1,600	69
*	Era Group Inc.	2,400	69
*	FARO Technologies Inc.	1,700	68
*	Checkpoint Systems Inc.	5,300	68
	AAR Corp.	2,600	67
	Cubic Corp.	1,400	66
	Myers Industries Inc.	3,500	65
	Astec Industries Inc.	1,600	64
	Apogee Enterprises Inc.	2,000	64
*	EnerNOC Inc.	2,600	61
*	Sykes Enterprises Inc.	3,000	59
	Insperity Inc.	1,800	58
	Daktronics Inc.	4,400	57
	McGrath RentCorp	1,700	54
	Standex International Corp.	900	53
	CTS Corp.	3,000	53
	Albany International Corp.	1,400	50
	Badger Meter Inc.	1,000	50
*	TTM Technologies Inc.	6,100	48
	Comfort Systems USA Inc.	3,200	48
*	Aerovironment Inc.	1,400	47
	Resources Connection Inc.	3,400	46
	Park Electrochemical Corp.	1,700	45
	Griffon Corp.	4,200	45
	Powell Industries Inc.	700	44
*	ServiceSource International Inc.	6,500	41
*	Higher One Holdings Inc.	5,500	33
*	Engility Holdings Inc.	673	29
*	Nuverra Environmental Solutions Inc.	1,380	23
	Black Box Corp.	230	5
			323,607
Oil & Gas (4.7%)
	Exxon Mobil Corp.	520,597	53,314
	Chevron Corp.	228,788	28,717
	Schlumberger Ltd.	155,463	15,787
	ConocoPhillips	144,029	10,703
	Occidental Petroleum Corp.	96,219	9,213
	Halliburton Co.	100,281	6,325
	EOG Resources Inc.	63,774	6,250
	Anadarko Petroleum Corp.	59,680	5,909
	Phillips 66	69,618	5,794
	Apache Corp.	52,170	4,528
	National Oilwell Varco Inc.	49,506	3,888
	Williams Cos. Inc.	87,777	3,702
	Valero Energy Corp.	64,311	3,677
	Baker Hughes Inc.	52,155	3,646
	Pioneer Natural Resources Co.	17,251	3,334
	Marathon Petroleum Corp.	34,940	3,248
	Devon Energy Corp.	46,280	3,240
	Hess Corp.	34,051	3,036
	Noble Energy Inc.	41,373	2,970
	Marathon Oil Corp.	80,448	2,908
	Kinder Morgan Inc.	77,445	2,529
	Chesapeake Energy Corp.	79,164	2,276
*	Weatherford International Ltd.	96,303	2,022
	EQT Corp.	17,655	1,924
*	Southwestern Energy Co.	40,052	1,918
	Cabot Oil & Gas Corp.	48,782	1,916
*	FMC Technologies Inc.	32,775	1,858
*	Cameron International Corp.	27,213	1,768
*	Concho Resources Inc.	13,263	1,730
	Range Resources Corp.	18,822	1,702
*	Cheniere Energy Inc.	28,777	1,624

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Ensco plc Class A	27,584	1,392
	HollyFrontier Corp.	24,422	1,284
	Murphy Oil Corp.	19,823	1,257
	Noble Corp. plc	40,360	1,243
	Helmerich & Payne Inc.	11,300	1,228
	Cimarex Energy Co.	9,941	1,184
*	Whiting Petroleum Corp.	13,400	988
	Core Laboratories NV	5,200	976
	Tesoro Corp.	16,400	923
	Nabors Industries Ltd.	33,711	860
	Oceaneering International Inc.	10,800	791
	OGE Energy Corp.	21,000	784
*	Cobalt International Energy Inc.	36,992	666
*	Continental Resources Inc.	4,806	666
*	Gulfport Energy Corp.	8,900	656
	Denbury Resources Inc.	37,426	629
	QEP Resources Inc.	19,699	605
	Superior Energy Services Inc.	17,835	587
	Energen Corp.	7,500	584
	Patterson-UTI Energy Inc.	16,959	552
*	First Solar Inc.	8,170	551
	SM Energy Co.	7,200	534
*	Oasis Petroleum Inc.	11,300	526
*	Newfield Exploration Co.	15,401	521
*	WPX Energy Inc.	23,399	498
*	Dresser-Rand Group Inc.	8,200	496
*	Oil States International Inc.	5,100	495
*	Ultra Petroleum Corp.	16,255	484
*	Dril-Quip Inc.	4,200	475
^	Diamond Offshore Drilling Inc.	7,818	427
*	Kodiak Oil & Gas Corp.	32,800	417
*	Diamondback Energy Inc.	5,600	403
*	Laredo Petroleum Inc.	13,000	380
	CARBO Ceramics Inc.	2,600	364
	Bristow Group Inc.	4,700	361
*	Rowan Cos. plc Class A	11,588	358
*	Rosetta Resources Inc.	7,400	350
*	SandRidge Energy Inc.	50,600	347
	Western Refining Inc.	7,800	339
*	Atwood Oceanics Inc.	6,700	332
*	MRC Global Inc.	10,900	318
*	Key Energy Services Inc.	31,100	312
*	Unit Corp.	4,700	310
*	GT Advanced Technologies Inc.	16,800	279
*	C&J Energy Services Inc.	9,100	274
*	PDC Energy Inc.	4,100	261
*	InterOil Corp.	4,100	259
	PBF Energy Inc. Class A	8,299	255
*	Carrizo Oil & Gas Inc.	4,600	253
*	Helix Energy Solutions Group Inc.	10,400	250
	Exterran Holdings Inc.	5,800	250
*	Pioneer Energy Services Corp.	15,700	235
*	Chart Industries Inc.	3,300	225
	SemGroup Corp. Class A	3,500	224
	Tidewater Inc.	4,300	219
	Targa Resources Corp.	2,000	216
*,^	Halcon Resources Corp.	38,200	211
	Energy XXI Bermuda Ltd.	8,800	211
	CVR Energy Inc.	4,200	206
	Comstock Resources Inc.	7,200	200
*	SEACOR Holdings Inc.	2,400	200
*	SunPower Corp. Class A	5,700	190
*	Matador Resources Co.	6,400	184
*	McDermott International Inc.	25,277	183

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	Basic Energy Services Inc.	6,700	177
*	Gran Tierra Energy Inc. XASE	22,700	162
*	Clayton Williams Energy Inc.	1,100	159
*	Stone Energy Corp.	3,200	157
*	Pacific Drilling SA	15,800	157
*	Matrix Service Co.	5,000	155
*	Parker Drilling Co.	23,300	154
	EXCO Resources Inc.	23,425	149
*	Magnum Hunter Resources Corp.	17,400	148
*	Bonanza Creek Energy Inc.	3,000	146
*	Hornbeck Offshore Services Inc.	3,500	145
*	Swift Energy Co.	11,400	141
	RPC Inc.	6,300	140
*	Bill Barrett Corp.	5,600	133
*	Goodrich Petroleum Corp.	5,000	126
*	Canadian Solar Inc.	4,600	125
*	Newpark Resources Inc.	10,100	122
	Delek US Holdings Inc.	3,700	118
*	Rex Energy Corp.	5,300	112
*	TETRA Technologies Inc.	8,400	105
*	Contango Oil & Gas Co.	2,100	101
	W&T Offshore Inc.	5,000	96
	Frank's International NV	3,300	91
	Gulfmark Offshore Inc.	2,000	90
*	Forum Energy Technologies Inc.	3,000	90
*	Approach Resources Inc.	3,900	81
*	Kosmos Energy Ltd.	7,100	78
*	Quicksilver Resources Inc.	21,800	71
*	Gran Tierra Energy Inc. (XTSE)	9,800	70
*	Ocean Rig UDW Inc.	3,900	64
*	Geospace Technologies Corp.	1,000	58
*	ION Geophysical Corp.	11,500	51
*	Northern Oil and Gas Inc.	3,200	49
*	Hercules Offshore Inc.	10,400	46
*	Forest Oil Corp.	6,900	13
			237,574
Other (0.1%)[3]
4	Vanguard FTSE Emerging Markets ETF	133,278	5,457
*	Leap Wireless International Inc CVR	5,200	13
			5,470
Technology (7.5%)
	Apple Inc.	106,886	63,072
	Microsoft Corp.	898,292	36,291
	International Business Machines Corp.	125,009	24,561
*	Google Inc. Class A	33,446	17,890
*	Google Inc.	33,625	17,709
	Oracle Corp.	411,819	16,835
	Intel Corp.	597,479	15,947
	QUALCOMM Inc.	202,295	15,923
	Cisco Systems Inc.	618,387	14,291
*	Facebook Inc. Class A	237,380	14,191
	Hewlett-Packard Co.	228,685	7,560
	EMC Corp.	236,127	6,092
	Texas Instruments Inc.	124,791	5,672
*	Cognizant Technology Solutions Corp. Class A	108,980	5,221
*	Yahoo! Inc.	105,824	3,804
*	Adobe Systems Inc.	58,693	3,621
	Corning Inc.	170,540	3,566
*	Salesforce.com Inc.	67,728	3,498
*	Micron Technology Inc.	124,022	3,239
	Applied Materials Inc.	141,382	2,695
	Western Digital Corp.	29,846	2,630
	SanDisk Corp.	30,415	2,584
	Intuit Inc.	30,180	2,286

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Seagate Technology plc	39,783	2,092
	Broadcom Corp. Class A	60,905	1,876
	Avago Technologies Ltd. Class A	29,329	1,862
	Analog Devices Inc.	35,721	1,832
	Motorola Solutions Inc.	28,610	1,819
*	NXP Semiconductor NV	30,000	1,789
*	Cerner Corp.	34,006	1,745
	Symantec Corp.	81,905	1,661
	NetApp Inc.	45,186	1,609
*	Juniper Networks Inc.	63,094	1,558
*	Check Point Software Technologies Ltd.	23,369	1,497
*	Autodesk Inc.	31,093	1,493
	Xilinx Inc.	29,797	1,406
*	Citrix Systems Inc.	23,142	1,373
	NVIDIA Corp.	74,048	1,368
	Altera Corp.	37,623	1,224
	KLA-Tencor Corp.	18,392	1,177
	Linear Technology Corp.	24,951	1,110
*	Akamai Technologies Inc.	20,902	1,109
*	Red Hat Inc.	22,286	1,084
	Microchip Technology Inc.	22,130	1,052
	Maxim Integrated Products Inc.	32,036	1,039
*	Equinix Inc.	5,527	1,038
*	Lam Research Corp.	17,811	1,026
	CA Inc.	33,750	1,017
	Computer Sciences Corp.	17,090	1,011
*	VMware Inc. Class A	10,904	1,009
*	Gartner Inc.	13,100	903
*	Skyworks Solutions Inc.	21,600	887
*	Teradata Corp.	18,836	856
	Harris Corp.	11,638	856
*	F5 Networks Inc.	8,066	848
	Marvell Technology Group Ltd.	47,379	751
	LSI Corp.	66,966	746
*	Informatica Corp.	20,900	741
*	Workday Inc. Class A	10,045	734
	Amdocs Ltd.	15,538	723
*	Yandex NV Class A	26,862	712
*	ANSYS Inc.	9,255	706
	Garmin Ltd.	12,236	699
*	VeriSign Inc.	14,366	678
*	Cree Inc.	13,115	619
	Pitney Bowes Inc.	23,047	618
*	Synopsys Inc.	15,919	599
*	SunEdison Inc.	29,900	575
*	NCR Corp.	18,714	571
*	Brocade Communications Systems Inc.	58,100	541
	IAC/InterActiveCorp	8,019	532
*,^	3D Systems Corp.	10,800	511
*	athenahealth Inc.	4,100	507
*	VeriFone Systems Inc.	15,100	505
*	TIBCO Software Inc.	25,336	497
*	Cadence Design Systems Inc.	31,565	491
	Solera Holdings Inc.	7,100	460
*	Aspen Technology Inc.	10,600	456
*	ON Semiconductor Corp.	48,067	452
*	Ingram Micro Inc.	16,700	450
*	PTC Inc.	12,700	449
*	Stratasys Ltd.	4,600	446
*	Nuance Communications Inc.	27,400	441
*	Concur Technologies Inc.	5,200	418
*	Polycom Inc.	33,881	417
*	Riverbed Technology Inc.	20,900	407
*	Splunk Inc.	7,400	404

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	MICROS Systems Inc.	7,600	391
*	AOL Inc.	9,091	389
*	Allscripts Healthcare Solutions Inc.	25,200	384
*	FireEye Inc.	9,700	381
*	Rackspace Hosting Inc.	13,100	380
*	SINA Corp.	7,700	368
*	Atmel Corp.	46,300	360
*	JDS Uniphase Corp.	28,200	357
	DST Systems Inc.	3,747	345
*	Teradyne Inc.	19,400	343
*	ARRIS Group Inc.	13,068	341
*	Fortinet Inc.	15,300	336
*	Ultimate Software Group Inc.	2,800	335
*	ViaSat Inc.	5,200	334
*	RF Micro Devices Inc.	38,500	325
*	NetSuite Inc.	4,119	318
*	Cavium Inc.	7,200	305
*	CommVault Systems Inc.	6,230	302
*	Manhattan Associates Inc.	9,400	296
	Leidos Holdings Inc.	7,869	293
	Lexmark International Inc. Class A	6,800	292
*	SolarWinds Inc.	7,200	290
	Plantronics Inc.	6,600	288
*	Synaptics Inc.	4,500	280
*	Tyler Technologies Inc.	3,400	278
*	Palo Alto Networks Inc.	4,200	267
*	Verint Systems Inc.	6,000	263
*	SS&C Technologies Holdings Inc.	6,668	260
*	ACI Worldwide Inc.	4,500	257
*	Dealertrack Technologies Inc.	5,600	256
*	Rovi Corp.	11,299	252
	j2 Global Inc.	5,400	250
	Diebold Inc.	6,626	249
*	TriQuint Semiconductor Inc.	17,400	247
*	Finisar Corp.	9,400	246
*	Ciena Corp.	12,200	241
*	Freescale Semiconductor Ltd.	10,856	239
*	Tableau Software Inc. Class A	4,291	237
*	Microsemi Corp.	10,000	235
*	Medidata Solutions Inc.	6,400	232
*	ServiceNow Inc.	4,600	229
	Mentor Graphics Corp.	11,000	228
*	Aruba Networks Inc.	11,300	223
*	Advanced Micro Devices Inc.	54,506	223
*	Guidewire Software Inc.	5,600	211
*	Integrated Device Technology Inc.	18,100	211
*	Loral Space & Communications Inc.	2,900	209
*	EchoStar Corp. Class A	4,600	207
*	Qlik Technologies Inc.	9,300	204
	Intersil Corp. Class A	16,500	204
*	International Rectifier Corp.	7,700	201
*	Fairchild Semiconductor International Inc. Class A	15,500	197
*	SYNNEX Corp.	2,900	195
*	Progress Software Corp.	9,100	195
*	InvenSense Inc.	9,000	194
*	Cirrus Logic Inc.	8,500	190
	Power Integrations Inc.	4,000	189
*	Electronics For Imaging Inc.	4,900	185
*	Demandware Inc.	3,700	184
*	Netscout Systems Inc.	4,700	183
	Compuware Corp.	17,322	179
	Cogent Communications Group Inc.	5,200	179
	InterDigital Inc.	5,100	177
*	Sohu.com Inc.	3,200	177

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	Tech Data Corp.	2,800	175
*	Cornerstone OnDemand Inc.	4,700	173
	Hittite Microwave Corp.	2,900	172
	Cypress Semiconductor Corp.	18,100	171
*	Silicon Laboratories Inc.	3,800	171
*	Syntel Inc.	2,100	169
*	CACI International Inc. Class A	2,400	167
*	iGATE Corp.	4,500	165
*	QLogic Corp.	14,100	163
*	BroadSoft Inc.	6,400	162
*	PMC - Sierra Inc.	23,700	162
*	OmniVision Technologies Inc.	8,100	158
	Science Applications International Corp.	4,053	158
*	Sapient Corp.	9,700	158
*	Lattice Semiconductor Corp.	18,600	157
*	MedAssets Inc.	6,700	153
*	ScanSource Inc.	3,900	150
*	Infinera Corp.	16,600	149
*	Silicon Image Inc.	26,200	147
	CDW Corp.	5,200	147
*	ATMI Inc.	4,300	146
*	Diodes Inc.	5,500	145
*	InterXion Holding NV	5,600	145
	NIC Inc.	7,800	143
	Forrester Research Inc.	4,000	142
*	Kulicke & Soffa Industries Inc.	9,400	138
	Blackbaud Inc.	4,500	137
	MKS Instruments Inc.	4,800	135
*	Amkor Technology Inc.	16,800	134
*	Semtech Corp.	5,500	132
*	Monolithic Power Systems Inc.	3,500	130
*	RealPage Inc.	7,300	130
	Advent Software Inc.	4,400	127
*	FleetMatics Group plc	4,200	126
	Fair Isaac Corp.	2,200	126
*	MicroStrategy Inc. Class A	1,000	121
*	Spansion Inc. Class A	6,600	118
*	Unisys Corp.	4,800	117
*	Envestnet Inc.	3,100	114
	ADTRAN Inc.	5,000	112
*	Entegris Inc.	10,100	112
	Tessera Technologies Inc.	5,000	110
*	Shutterstock Inc.	1,500	109
*	Insight Enterprises Inc.	4,100	107
*	Dycom Industries Inc.	3,400	107
*	Rambus Inc.	8,800	106
	Micrel Inc.	10,500	105
*	Synchronoss Technologies Inc.	3,400	104
*	Silicon Graphics International Corp.	8,500	103
*	Bottomline Technologies de Inc.	3,200	101
*	NETGEAR Inc.	3,000	97
*	Premier Inc. Class A	3,200	96
*	LogMeIn Inc.	2,100	95
*	Fusion-io Inc.	10,700	92
*	Exar Corp.	8,400	91
*,^	VirnetX Holding Corp.	5,700	90
*	Premiere Global Services Inc.	7,000	89
*	Sonus Networks Inc.	27,039	88
*	Interactive Intelligence Group Inc.	1,400	88
*	Cabot Microelectronics Corp.	1,900	82
*	Perficient Inc.	4,400	80
*	Web.com Group Inc.	2,500	77
	CSG Systems International Inc.	2,900	76
	Computer Programs & Systems Inc.	1,200	76

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	Blucora Inc.	3,800	73
*	Advanced Energy Industries Inc.	3,300	72
*	Harmonic Inc.	10,000	70
*	Ultratech Inc.	2,600	69
	Brooks Automation Inc.	6,200	63
	Pegasystems Inc.	3,800	63
*	Infoblox Inc.	3,000	59
	Quality Systems Inc.	3,800	56
*	EPAM Systems Inc.	1,800	56
*	Applied Micro Circuits Corp.	5,600	54
	Epiq Systems Inc.	4,000	51
	Ebix Inc.	3,200	50
*	Ubiquiti Networks Inc.	1,300	50
*	Marketo Inc.	1,800	49
*	Ixia	3,900	48
*	Emulex Corp.	6,700	48
	Monotype Imaging Holdings Inc.	1,800	48
*	Comverse Inc.	1,900	47
*	Digital River Inc.	2,900	44
*	Extreme Networks Inc.	6,200	35
*	Entropic Communications Inc.	9,500	35
			375,342
Telecommunications (1.1%)
	Verizon Communications Inc.	492,260	23,003
	AT&T Inc.	624,631	22,299
	CenturyLink Inc.	66,538	2,323
*	SBA Communications Corp. Class A	13,734	1,233
*	Level 3 Communications Inc.	22,200	955
*	T-Mobile US Inc.	30,488	893
*	Sprint Corp.	97,921	832
	Frontier Communications Corp.	111,502	663
	Windstream Holdings Inc.	62,696	569
*	tw telecom inc Class A	14,600	448
	Telephone & Data Systems Inc.	11,473	312
	Shenandoah Telecommunications Co.	4,875	137
	Consolidated Communications Holdings Inc.	6,800	136
	United States Cellular Corp.	2,700	112
*	Cincinnati Bell Inc.	20,800	70
*	General Communication Inc. Class A	5,400	56
	EarthLink Holdings Corp.	14,900	51
	Atlantic Tele-Network Inc.	800	47
*	NII Holdings Inc.	20,387	18
			54,157
Utilities (1.6%)
	Duke Energy Corp.	82,832	6,170
	NextEra Energy Inc.	50,062	4,999
	Dominion Resources Inc.	65,694	4,765
	Southern Co.	100,504	4,606
	Spectra Energy Corp.	98,055	3,894
	Exelon Corp.	100,368	3,516
	American Electric Power Co. Inc.	54,767	2,947
	Sempra Energy	27,373	2,699
	PPL Corp.	71,073	2,370
	Public Service Enterprise Group Inc.	57,219	2,344
	PG&E Corp.	50,084	2,283
	Edison International	36,977	2,091
	NiSource Inc.	55,516	2,016
	Consolidated Edison Inc.	32,688	1,897
	CenterPoint Energy Inc.	75,687	1,874
	Xcel Energy Inc.	54,371	1,733
	FirstEnergy Corp.	48,261	1,629
	Northeast Utilities	33,382	1,578
	DTE Energy Co.	19,891	1,554
	AES Corp.	103,401	1,494

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

		Market
		Value
	Shares	($000)
Empire District Electric Co.	59,900	1,457
Entergy Corp.	19,861	1,440
ONEOK Inc.	21,906	1,385
TECO Energy Inc.	75,857	1,362
Vectren Corp.	33,368	1,354
NRG Energy Inc.	37,332	1,222
MGE Energy Inc.	26,565	1,015
Ameren Corp.	23,467	969
Wisconsin Energy Corp.	19,557	948
* Calpine Corp.	40,084	919
American Water Works Co. Inc.	18,756	854
CMS Energy Corp.	22,348	677
Pepco Holdings Inc.	22,795	610
National Fuel Gas Co.	7,900	582
ITC Holdings Corp.	15,700	580
Pinnacle West Capital Corp.	9,640	539
AGL Resources Inc.	9,900	535
SCANA Corp.	9,927	533
UGI Corp.	10,900	509
Atmos Energy Corp.	9,900	505
Alliant Energy Corp.	7,777	455
Black Hills Corp.	7,500	433
UNS Energy Corp.	7,100	426
IDACORP Inc.	7,500	421
Westar Energy Inc. Class A	11,600	416
Questar Corp.	17,125	416
Portland General Electric Co.	12,300	412
Integrys Energy Group Inc.	6,300	386
NorthWestern Corp.	7,900	382
Great Plains Energy Inc.	13,600	365
Cleco Corp.	6,800	357
ALLETE Inc.	6,800	352
Aqua America Inc.	13,825	347
* Dynegy Inc. Class A	11,000	313
SJW Corp.	9,380	255
Avista Corp.	7,800	251
UIL Holdings Corp.	5,900	217
Southwest Gas Corp.	3,900	215
WGL Holdings Inc.	5,300	211
Piedmont Natural Gas Co. Inc.	5,800	208
ONE Gas Inc.	5,476	200
Northwest Natural Gas Co.	4,500	199
Laclede Group Inc.	3,900	185
Hawaiian Electric Industries Inc.	7,700	185
South Jersey Industries Inc.	3,200	184
El Paso Electric Co.	4,200	159
PNM Resources Inc.	5,700	158
New Jersey Resources Corp.	2,900	144
California Water Service Group	4,300	97
American States Water Co.	3,000	91
Ormat Technologies Inc.	1,800	48
		82,942

		2,458,240
Total Common Stocks (Cost $4,031,623)		5,004,877

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2014

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (2.6%)[1]
Money Market Fund (2.6%)
5,6	Vanguard Market Liquidity Fund	0.124%		129,065,343	129,065
				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
7	Federal Home Loan Bank Discount Notes	0.060%	5/7/14	800	800
7,8	Federal Home Loan Bank Discount Notes	0.050%	5/30/14	800	800
7,8	Federal Home Loan Bank Discount Notes	0.070%	6/4/14	500	500
7,8	Federal Home Loan Bank Discount Notes	0.074%	6/18/14	200	200
					2,300
Total Temporary Cash Investments (Cost $131,365)					131,365
Total Investments (102.1%) (Cost $4,162,988)					5,136,242
Other Assets and Liabilities—Net (-2.1%)[6]					(104,213)
Net Assets (100%)					5,032,029

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $103,896,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 2.2%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the aggregate value of these securities was $2,182,000.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $109,979,000 of collateral received for securities on loan.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $1,400,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

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© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA6282 062014

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Australia (5.8%)
Commonwealth Bank of Australia	1,830,051	134,621
BHP Billiton Ltd.	3,649,810	128,535
Westpac Banking Corp.	3,502,729	114,731
Australia & New Zealand Banking Group Ltd.	3,094,839	99,524
National Australia Bank Ltd.	2,607,523	85,859
Wesfarmers Ltd.	1,297,313	51,632
Woolworths Ltd.	1,392,342	48,387
CSL Ltd.	583,657	37,209
Rio Tinto Ltd.	496,544	28,635
Woodside Petroleum Ltd.	700,604	26,631
Telstra Corp. Ltd.	4,996,626	24,294
Westfield Group	2,176,166	22,206
Macquarie Group Ltd.	367,405	19,794
Suncorp Group Ltd.	1,473,183	17,891
Origin Energy Ltd.	1,248,500	17,344
AMP Ltd.	3,357,154	15,799
Brambles Ltd.	1,783,028	15,679
QBE Insurance Group Ltd.	1,364,336	14,725
Insurance Australia Group Ltd.	2,625,034	14,030
Santos Ltd.	1,094,274	14,030
Amcor Ltd.	1,385,649	13,298
Aurizon Holdings Ltd.	2,357,042	11,380
Transurban Group	1,677,854	11,332
Oil Search Ltd.	1,307,474	10,832
Westfield Retail Trust	3,483,671	10,350
Stockland	2,623,199	9,509
AGL Energy Ltd.	627,687	9,214
Goodman Group	1,921,237	8,924
Fortescue Metals Group Ltd.	1,836,320	8,686
* Newcrest Mining Ltd.	872,951	8,514
Orica Ltd.	415,950	8,489
Lend Lease Group	612,141	7,398
Sonic Healthcare Ltd.	438,007	7,225
ASX Ltd.	215,559	7,133
Dexus Property Group	6,464,121	6,839
Mirvac Group	4,138,013	6,753
Computershare Ltd.	570,315	6,574
GPT Group	1,800,650	6,571
Crown Resorts Ltd.	438,368	6,560
James Hardie Industries plc	506,668	6,505
Ramsay Health Care Ltd.	150,613	6,293
Seek Ltd.	371,117	5,812
APA Group	914,656	5,669
Asciano Ltd.	1,096,538	5,534
Coca-Cola Amatil Ltd.	618,611	5,340
Incitec Pivot Ltd.	1,915,238	5,141
Bendigo and Adelaide Bank Ltd.	458,822	4,918
Boral Ltd.	900,612	4,780
Sydney Airport	1,158,650	4,553
Tatts Group Ltd.	1,614,414	4,541
Bank of Queensland Ltd.	389,762	4,456
CFS Retail Property Trust Group	2,243,866	4,201
Challenger Ltd.	605,828	3,986
Toll Holdings Ltd.	792,948	3,911
Iluka Resources Ltd.	464,577	3,860
WorleyParsons Ltd.	243,760	3,823
* BlueScope Steel Ltd.	629,985	3,809
Federation Centres Ltd.	1,634,357	3,794
Cochlear Ltd.	68,810	3,761
* Alumina Ltd.	2,749,057	3,453
Caltex Australia Ltd.	152,133	3,158

1

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Leighton Holdings Ltd.	176,060	3,131
	Flight Centre Travel Group Ltd.	62,014	3,110
	Tabcorp Holdings Ltd.	881,260	3,054
	ALS Ltd.	413,733	2,894
	Metcash Ltd.	1,098,499	2,838
	Treasury Wine Estates Ltd.	778,518	2,773
	Ansell Ltd.	164,176	2,765
	Echo Entertainment Group Ltd.	1,050,446	2,763
	Aristocrat Leisure Ltd.	585,445	2,747
	REA Group Ltd.	58,233	2,540
	SP AusNet	1,851,333	2,413
	Perpetual Ltd.	51,686	2,263
	CSR Ltd.	655,106	2,231
	Downer EDI Ltd.	476,117	2,223
	DuluxGroup Ltd.	407,983	2,179
	Harvey Norman Holdings Ltd.	682,883	2,090
*	Sims Metal Management Ltd.	225,947	2,066
	Australand Property Group	516,960	2,060
	IOOF Holdings Ltd.	258,755	2,046
	Adelaide Brighton Ltd.	537,278	1,958
	Fairfax Media Ltd.	2,058,319	1,881
	TPG Telecom Ltd.	315,857	1,751
	Orora Ltd.	1,307,446	1,695
	Arrium Ltd.	1,487,156	1,657
	Platinum Asset Management Ltd.	248,987	1,530
*	Qantas Airways Ltd.	1,328,806	1,512
	Goodman Fielder Ltd.	2,349,762	1,475
*	Recall Holdings Ltd.	336,409	1,421
	Macquarie Atlas Roads Group	440,460	1,278
	Seven West Media Ltd.	698,180	1,213
	OZ Minerals Ltd.	322,224	1,109
	Envestra Ltd.	1,016,218	1,103
	Shopping Centres Australasia Property Group	673,743	1,088
	GWA Group Ltd.	422,181	1,059
*,^	Whitehaven Coal Ltd.	645,761	880
	Atlas Iron Ltd.	948,270	804
	New Hope Corp. Ltd.	258,978	753
	Nufarm Ltd.	183,942	712
*	Ten Network Holdings Ltd.	1,817,781	458
*	Aquila Resources Ltd.	172,733	403
*	Gunns Ltd.	649,105	96
			1,272,457
Austria (0.2%)
	Erste Group Bank AG	324,547	10,913
	OMV AG	163,865	7,661
	Voestalpine AG	130,004	5,939
	Andritz AG	85,238	5,295
	IMMOFINANZ AG	1,129,369	4,194
	Raiffeisen Bank International AG	129,878	4,106
	Telekom Austria AG	267,969	2,659
	Vienna Insurance Group AG Wiener Versicherung Gruppe	44,797	2,396
^	Verbund AG	73,987	1,434
*	BUWOG AG	56,468	1,037
	Strabag SE	17,306	484
			46,118
Belgium (0.8%)
	Anheuser-Busch InBev NV	902,496	98,370
	KBC Groep NV	314,062	19,165
	UCB SA	133,589	10,958
	Solvay SA Class A	66,123	10,716
	Ageas	247,704	10,660
	Groupe Bruxelles Lambert SA	86,703	8,767
	Delhaize Group SA	116,707	8,690
^	Umicore SA	131,754	6,458

2

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Belgacom SA	156,529	4,791
	Colruyt SA	84,642	4,786
	Telenet Group Holding NV	58,462	3,429
			186,790
Brazil (2.3%)
	Itau Unibanco Holding SA ADR	2,682,489	43,885
	Banco Bradesco SA ADR	2,392,423	35,575
	Petroleo Brasileiro SA ADR	2,245,560	33,234
	AMBEV SA ADR	3,310,175	23,999
	Petroleo Brasileiro SA ADR	1,725,135	23,945
	BRF SA	862,062	19,524
	Vale SA Class B Pfd. ADR	1,583,050	18,791
	Vale SA Class B ADR	1,126,314	14,890
	AMBEV SA	2,026,505	14,814
	Cielo SA	824,084	14,599
	Itausa - Investimentos Itau SA Preference Shares	3,261,320	14,334
	BM&FBovespa SA	2,143,429	10,959
	Ultrapar Participacoes SA	432,937	10,869
	Banco do Brasil SA	975,686	10,244
	Banco Bradesco SA	567,523	8,717
	Vale SA Preference Shares	725,046	8,591
	BB Seguridade Participacoes SA	683,728	8,012
	CCR SA	985,853	7,715
	Banco Santander Brasil SA	1,058,176	7,071
	Embraer SA ADR	186,265	6,407
	Petroleo Brasileiro SA	851,132	5,966
	Kroton Educacional SA	270,931	5,803
	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	119,172	5,668
	Vale SA	399,190	5,263
	Gerdau SA ADR	720,398	4,330
	Itau Unibanco Holding SA	278,990	4,298
	Telefonica Brasil SA Preference Shares	198,991	4,180
	BR Malls Participacoes SA	482,613	4,153
	Lojas Renner SA	137,582	4,048
	Cia Energetica de Minas Gerais ADR	527,179	3,975
	Souza Cruz SA	423,972	3,869
	Grupo BTG Pactual	281,189	3,837
	WEG SA	304,012	3,669
	Lojas Americanas SA Preference Shares	483,212	3,660
	Cia de Saneamento Basico do Estado de Sao Paulo	378,617	3,586
	Tractebel Energia SA	235,008	3,495
	Natura Cosmeticos SA	193,131	3,308
	Petroleo Brasileiro SA Preference Shares	433,739	3,223
	Hypermarcas SA	426,233	3,141
	BRF SA ADR	138,343	3,127
	CETIP SA - Mercados Organizados	241,120	3,072
	Itau Unibanco Holding SA Preference Shares	184,228	3,040
	Anhanguera Educacional Participacoes SA	483,100	2,990
	Telefonica Brasil SA ADR	139,681	2,961
*	Klabin SA	532,484	2,794
*	JBS SA	807,674	2,789
	CPFL Energia SA	318,934	2,705
^	Cia Siderurgica Nacional SA ADR	665,618	2,576
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	54,330	2,571
	Cia Energetica de Minas Gerais Preference Shares	328,837	2,506
	Totvs SA	151,762	2,478
*	Fibria Celulose SA	248,600	2,475
	Raia Drogasil SA	279,870	2,385
	Localiza Rent a Car SA	158,613	2,369
	Cia Energetica de Sao Paulo Preference Shares	199,634	2,366
	M Dias Branco SA	51,162	2,211
	Tim Participacoes SA ADR	81,069	2,182
	Metalurgica Gerdau SA Preference Shares Class A	300,229	2,176
	Bradespar SA Preference Shares	248,268	2,149

3

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Cosan SA Industria e Comercio	121,834	2,089
	ALL - America Latina Logistica SA	500,216	1,981
^	Cia Paranaense de Energia ADR	136,800	1,963
	Multiplan Empreendimentos Imobiliarios SA	85,300	1,885
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	309,771	1,878
	BR Properties SA	224,947	1,797
*	Usinas Siderurgicas de Minas Gerais SA Preference Shares	447,154	1,749
	Gerdau SA Preference Shares	282,486	1,694
	Cia Hering	159,714	1,688
	Porto Seguro SA	110,512	1,611
	Centrais Eletricas Brasileiras SA Preference Shares	252,976	1,431
	Duratex SA	320,405	1,387
	Braskem SA ADR	101,880	1,386
	EcoRodovias Infraestrutura e Logistica SA	226,800	1,356
	Tim Participacoes SA	228,830	1,242
	EDP - Energias do Brasil SA	274,400	1,192
	Oi SA Preference Shares	1,198,973	1,151
	Sul America SA	151,488	1,111
	Suzano Papel e Celulose SA Preference Shares Class A	325,600	1,062
	MRV Engenharia e Participacoes SA	327,300	1,036
	Centrais Eletricas Brasileiras SA	294,299	1,027
	AES Tiete SA Preference Shares	112,916	887
	Transmissora Alianca de Energia Eletrica SA	98,144	878
	Embraer SA	101,400	877
	Cia Siderurgica Nacional SA	217,400	835
	Lojas Americanas SA	129,996	831
	Multiplus SA	56,323	721
	Gerdau SA	147,684	716
	Oi SA	707,744	714
	Cia Energetica de Minas Gerais	87,869	675
	Light SA	81,164	648
^	Oi SA ADR	678,005	630
	Arteris SA	57,398	474
*	Usinas Siderurgicas de Minas Gerais SA	126,320	454
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	38,700	428
	AES Tiete SA	62,900	412
	Guararapes Confeccoes SA	7,677	358
	Cia de Gas de Sao Paulo Preference Shares Class A	12,751	280
	Cia Paranaense de Energia	24,000	237
	Braskem SA Preference Shares	33,000	225
	Banco Bradesco SA Preference Shares	9,198	137
	Cia Paranaense de Energia Preference Shares	4,200	60
^	Oi SA ADR	46,556	46
*	Klabin SA Rights Exp. 05/23/2014	16,142	1
*	AMBEV SA Rights Exp. 05/29/2014	2,835	—
*	Cia de Gas de Sao Paulo COMGAS Rights Exp. 05/28/2014	218	—
			510,809
Canada (6.5%)
	Royal Bank of Canada	1,638,846	109,376
	Toronto-Dominion Bank	2,098,248	100,945
	Bank of Nova Scotia	1,378,534	83,765
	Suncor Energy Inc.	1,684,873	64,994
^	Bank of Montreal	738,609	50,912
	Canadian Natural Resources Ltd.	1,245,573	50,753
	Canadian National Railway Co.	842,304	49,337
*	Valeant Pharmaceuticals International Inc.	352,078	47,082
	Enbridge Inc.	934,127	45,076
	Canadian Imperial Bank of Commerce	454,877	40,555
	Manulife Financial Corp.	2,081,153	39,077
	TransCanada Corp.	800,347	37,299
	Potash Corp. of Saskatchewan Inc.	973,797	35,201
	Canadian Pacific Railway Ltd.	180,363	28,162
	Brookfield Asset Management Inc. Class A	642,909	26,988
	Cenovus Energy Inc.	855,467	25,483

4

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Magna International Inc.	241,696	23,679
	Sun Life Financial Inc.	687,149	23,259
	Goldcorp Inc.	924,032	22,822
	Barrick Gold Corp.	1,210,946	21,135
	Encana Corp.	849,867	19,687
^	Crescent Point Energy Corp.	449,275	18,278
	Rogers Communications Inc. Class B	412,675	16,390
	Agrium Inc.	167,175	16,056
	Thomson Reuters Corp.	427,821	15,484
	National Bank of Canada	370,990	15,397
	Imperial Oil Ltd.	303,552	14,822
^	Pembina Pipeline Corp.	361,607	14,210
^	First Quantum Minerals Ltd.	674,805	13,440
	BCE Inc.	294,066	13,093
	Alimentation Couche Tard Inc. Class B	443,899	12,510
	Teck Resources Ltd. Class B	543,535	12,388
	Talisman Energy Inc.	1,185,711	12,257
	Canadian Oil Sands Ltd.	552,941	11,987
	Power Corp. of Canada	402,516	11,333
^	Loblaw Cos. Ltd.	255,194	11,094
	Husky Energy Inc.	337,947	11,044
	Shaw Communications Inc. Class B	446,400	10,813
*	CGI Group Inc. Class A	293,078	10,567
	Fairfax Financial Holdings Ltd.	23,926	10,432
^	ARC Resources Ltd.	347,360	10,306
	Intact Financial Corp.	153,173	10,058
	Great-West Lifeco Inc.	347,267	9,771
	Cameco Corp.	454,660	9,678
	Silver Wheaton Corp.	406,318	9,012
*	Catamaran Corp.	227,832	8,656
	Power Financial Corp.	271,660	8,630
	Tim Hortons Inc.	157,094	8,617
^	Canadian Tire Corp. Ltd. Class A	86,502	8,496
	TELUS Corp.	232,940	8,208
	SNC-Lavalin Group Inc.	175,622	7,967
	Franco-Nevada Corp.	163,209	7,867
^	Canadian Utilities Ltd. Class A	207,442	7,663
	Saputo Inc.	142,590	7,625
	Fortis Inc.	238,500	7,007
	Bombardier Inc. Class B	1,660,004	6,679
	Yamana Gold Inc.	860,513	6,446
	Metro Inc.	101,900	6,281
*	MEG Energy Corp.	169,500	6,102
	Pacific Rubiales Energy Corp.	364,716	5,953
	Agnico Eagle Mines Ltd.	195,703	5,780
	IGM Financial Inc.	112,666	5,612
^	CI Financial Corp.	170,000	5,522
*	Kinross Gold Corp.	1,308,359	5,312
	Finning International Inc.	192,160	5,190
	Eldorado Gold Corp.	814,704	4,965
	Penn West Petroleum Ltd.	541,602	4,897
	George Weston Ltd.	61,132	4,606
*,^	BlackBerry Ltd.	582,466	4,448
^	RioCan REIT	167,183	4,153
	TransAlta Corp.	301,243	3,680
*	Turquoise Hill Resources Ltd.	933,654	3,629
^	Bell Aliant Inc.	84,373	2,078
	Barrick Gold Corp.	112,553	1,966
	Bombardier Inc. Class A	57,933	234
			1,420,276
Chile (0.3%)
	Empresas COPEC SA	429,540	5,619
	Empresa Nacional de Electricidad SA ADR	119,880	5,283
	Latam Airlines Group SA	303,234	4,633

5

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

		Market
		Value
	Shares	($000)
SACI Falabella	530,187	4,523
Enersis SA ADR	278,973	4,492
Cencosud SA	1,241,286	4,125
Banco Santander Chile ADR	150,276	3,647
Sociedad Quimica y Minera de Chile SA ADR	113,845	3,632
Banco de Chile	26,877,166	3,476
Enersis SA	8,755,223	2,834
Empresas CMPC SA	1,170,945	2,632
Banco de Credito e Inversiones	47,098	2,616
Corpbanca SA	177,219,236	2,080
Cia Cervecerias Unidas SA	174,621	2,057
Aguas Andinas SA Class A	3,310,798	2,050
Colbun SA	7,680,914	1,906
Sociedad Matriz Banco de Chile Class B	5,042,818	1,549
AES Gener SA	2,769,266	1,517
ENTEL Chile SA	117,939	1,448
CAP SA	79,387	1,188
Latam Airlines Group SA	72,072	1,042
Embotelladora Andina SA Preference Shares	247,251	996
Banco Santander Chile	15,222,058	921
Empresa Nacional de Electricidad SA	350,630	519
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,990	64
		64,849
China (3.5%)
Tencent Holdings Ltd.	1,043,272	65,684
China Construction Bank Corp.	82,186,277	56,904
China Mobile Ltd.	5,931,204	56,456
Industrial & Commercial Bank of China Ltd.	81,938,500	48,960
Bank of China Ltd.	85,606,541	37,718
CNOOC Ltd.	18,237,536	30,144
PetroChina Co. Ltd.	24,042,000	27,739
China Petroleum & Chemical Corp.	29,071,400	25,808
China Life Insurance Co. Ltd.	8,454,000	21,994
Ping An Insurance Group Co. of China Ltd.	2,197,938	16,313
China Overseas Land & Investment Ltd.	4,701,760	11,574
Agricultural Bank of China Ltd.	26,356,715	11,090
China Shenhua Energy Co. Ltd.	3,902,500	10,598
China Telecom Corp. Ltd.	18,578,000	9,504
China Merchants Bank Co. Ltd.	5,245,508	9,399
Hengan International Group Co. Ltd.	856,017	9,024
China Unicom Hong Kong Ltd.	5,398,123	8,276
Lenovo Group Ltd.	7,081,966	8,070
China Pacific Insurance Group Co. Ltd.	2,565,920	8,068
Belle International Holdings Ltd.	6,032,839	6,273
China Minsheng Banking Corp. Ltd.	5,835,300	5,887
Bank of Communications Co. Ltd.	9,234,220	5,752
ENN Energy Holdings Ltd.	816,000	5,707
China Resources Power Holdings Co. Ltd.	2,162,400	5,435
Great Wall Motor Co. Ltd.	1,171,250	5,328
Beijing Enterprises Holdings Ltd.	608,800	5,302
China CITIC Bank Corp. Ltd.	8,829,843	5,275
^ Anhui Conch Cement Co. Ltd.	1,364,500	5,095
Kunlun Energy Co. Ltd.	3,168,000	4,950
China Oilfield Services Ltd.	2,006,000	4,809
Brilliance China Automotive Holdings Ltd.	3,110,000	4,806
China Resources Land Ltd.	2,296,883	4,741
PICC Property & Casualty Co. Ltd.	3,497,523	4,623
China Merchants Holdings International Co. Ltd.	1,394,893	4,377
Dongfeng Motor Group Co. Ltd.	3,266,000	4,366
China Resources Enterprise Ltd.	1,422,000	4,049
*,^ Byd Co. Ltd.	719,600	3,894
China Longyuan Power Group Corp.	3,731,000	3,843
Huaneng Power International Inc.	3,804,000	3,724
China Everbright International Ltd.	2,924,000	3,668

6

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	GCL-Poly Energy Holdings Ltd.	11,761,000	3,533
	China Communications Construction Co. Ltd.	5,283,000	3,466
^	CITIC Pacific Ltd.	1,783,000	3,132
	CSPC Pharmaceutical Group Ltd.	3,756,525	3,130
	China National Building Material Co. Ltd.	3,286,400	3,118
	Tsingtao Brewery Co. Ltd.	424,000	3,096
^	Evergrande Real Estate Group Ltd.	6,782,336	3,038
	China State Construction International Holdings Ltd.	1,758,000	2,941
	China Gas Holdings Ltd.	1,803,592	2,936
	Sinopharm Group Co. Ltd.	1,104,400	2,916
	Shimao Property Holdings Ltd.	1,387,094	2,751
	COSCO Pacific Ltd.	2,038,578	2,736
	Beijing Enterprises Water Group Ltd.	4,290,000	2,727
	GOME Electrical Appliances Holding Ltd.	14,329,357	2,705
	Guangdong Investment Ltd.	2,442,000	2,655
^	China Coal Energy Co. Ltd.	4,711,000	2,553
	Jiangxi Copper Co. Ltd.	1,540,000	2,548
^	Kingsoft Corp. Ltd.	813,000	2,520
	Haitong Securities Co. Ltd.	1,782,800	2,500
	Guangzhou Automobile Group Co. Ltd.	2,415,558	2,442
	China Vanke Co. Ltd. Class B	1,456,838	2,436
*	New China Life Insurance Co. Ltd.	802,460	2,367
	Sino Biopharmaceutical Ltd.	3,015,627	2,367
	China Railway Group Ltd.	4,983,000	2,232
	Sihuan Pharmaceutical Holdings Group Ltd.	2,007,000	2,218
	China Resources Gas Group Ltd.	740,000	2,195
	Sino-Ocean Land Holdings Ltd.	4,011,185	2,126
	Shenzhou International Group Holdings Ltd.	610,944	2,108
	Haier Electronics Group Co. Ltd.	841,215	2,069
	Shandong Weigao Group Medical Polymer Co. Ltd.	1,956,000	1,982
	Country Garden Holdings Co. Ltd.	4,884,287	1,958
	Longfor Properties Co. Ltd.	1,503,000	1,945
	CITIC Securities Co. Ltd.	964,500	1,938
	Weichai Power Co. Ltd.	538,200	1,880
*,^	Aluminum Corp. of China Ltd.	5,096,000	1,827
	Fosun International Ltd.	1,501,500	1,820
*,^	China Huishan Dairy Holdings Co. Ltd.	7,916,438	1,803
*,^	China Cinda Asset Management Co. Ltd.	3,565,000	1,798
	Kingboard Chemical Holdings Ltd.	922,600	1,763
	China Railway Construction Corp. Ltd.	2,093,074	1,737
	Geely Automobile Holdings Ltd.	4,940,000	1,717
	Chongqing Changan Automobile Co. Ltd. Class B	929,261	1,678
^	Yanzhou Coal Mining Co. Ltd.	2,224,910	1,670
^	Zijin Mining Group Co. Ltd.	6,742,000	1,647
	Shanghai Electric Group Co. Ltd.	4,164,000	1,639
	Inner Mongolia Yitai Coal Co. Ltd. Class B	1,297,454	1,632
2	People's Insurance Co. Group of China Ltd.	4,230,000	1,625
	Zhuzhou CSR Times Electric Co. Ltd.	552,000	1,623
	Shanghai Industrial Holdings Ltd.	503,000	1,561
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	452,500	1,536
	Jiangsu Expressway Co. Ltd.	1,356,000	1,528
	Datang International Power Generation Co. Ltd.	4,076,000	1,520
	CSR Corp. Ltd.	2,030,000	1,486
	China Resources Cement Holdings Ltd.	2,132,000	1,484
	ANTA Sports Products Ltd.	1,012,000	1,483
*	China Taiping Insurance Holdings Co. Ltd.	917,000	1,460
	China Communications Services Corp. Ltd.	2,870,800	1,457
*,^	ZTE Corp.	706,226	1,445
	Zhejiang Expressway Co. Ltd.	1,636,000	1,416
	Chongqing Rural Commercial Bank	3,147,000	1,384
	Guangzhou R&F Properties Co. Ltd.	1,050,800	1,377
	SOHO China Ltd.	1,727,500	1,376
2	Sinopec Engineering Group Co. Ltd.	1,208,093	1,352
	AviChina Industry & Technology Co. Ltd.	2,480,000	1,327

7

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Air China Ltd.	2,320,000	1,320
	China International Marine Containers Group Co. Ltd.	658,220	1,301
	Franshion Properties China Ltd.	4,060,000	1,280
	Haitian International Holdings Ltd.	635,000	1,279
	China Everbright Ltd.	942,000	1,262
	Beijing Capital International Airport Co. Ltd.	1,726,000	1,204
*	Shenzhen International Holdings Ltd.	971,500	1,182
	Nine Dragons Paper Holdings Ltd.	1,790,331	1,180
	Agile Property Holdings Ltd.	1,430,000	1,163
	Far East Horizon Ltd.	1,696,445	1,150
	Shanghai Pharmaceuticals Holding Co. Ltd.	627,000	1,150
*,^	China COSCO Holdings Co. Ltd.	2,822,800	1,120
	China BlueChemical Ltd.	2,044,000	1,097
	Biostime International Holdings Ltd.	159,000	1,059
	Yuexiu Property Co. Ltd.	5,442,000	1,056
	Golden Eagle Retail Group Ltd.	768,000	993
	Sinotrans Ltd.	1,776,000	983
	Sinopec Shanghai Petrochemical Co. Ltd.	3,981,000	973
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	1,424,805	953
*,^	China Shipping Container Lines Co. Ltd.	3,933,700	942
*,^	China Yurun Food Group Ltd.	1,949,000	940
	BBMG Corp.	1,330,500	937
	Lee & Man Paper Manufacturing Ltd.	1,665,200	905
	Poly Property Group Co. Ltd.	2,043,000	887
	Greentown China Holdings Ltd.	878,621	885
	China Agri-Industries Holdings Ltd.	2,202,200	881
	Zhongsheng Group Holdings Ltd.	714,500	870
	Travelsky Technology Ltd.	1,136,000	868
*	Huadian Fuxin Energy Corp. Ltd.	1,852,134	866
	CIMC Enric Holdings Ltd.	592,287	859
	Huaneng Renewables Corp. Ltd.	2,708,000	842
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	534,490	819
*	China Shipping Development Co. Ltd.	1,460,000	802
	Shenzhen Investment Ltd.	2,414,808	789
*	Li Ning Co. Ltd.	1,131,250	788
*,^	Angang Steel Co. Ltd.	1,264,000	769
*,2	China Galaxy Securities Co. Ltd.	1,295,000	760
*	Beijing Jingneng Clean Energy Co. Ltd.	1,718,000	741
	Huadian Power International Corp. Ltd.	1,358,000	738
*,^	Huishang Bank Corp. Ltd.	1,605,504	729
^	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	230,000	688
	KWG Property Holding Ltd.	1,209,500	673
*	Hopson Development Holdings Ltd.	676,000	664
*	China Hongqiao Group Ltd.	909,386	623
	CSG Holding Co. Ltd. Class B	799,812	620
*	Renhe Commercial Holdings Co. Ltd.	10,734,000	616
	China Molybdenum Co. Ltd.	1,375,000	613
	China Southern Airlines Co. Ltd.	1,995,000	596
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	235,484	585
	Guangshen Railway Co. Ltd.	1,502,000	569
^	Zhaojin Mining Industry Co. Ltd.	929,500	560
	Wumart Stores Inc.	564,094	555
	Dongfang Electric Corp. Ltd.	348,400	545
*	Metallurgical Corp. of China Ltd.	2,795,000	538
^	Xinjiang Goldwind Science & Technology Co. Ltd.	476,000	518
*	China Eastern Airlines Corp. Ltd.	1,672,000	517
	China Dongxiang Group Co.	2,813,000	499
	Weifu High-Technology Group Co. Ltd. Class B	147,300	481
*,^	Sinopec Yizheng Chemical Fibre Co. Ltd.	2,151,000	479
*	China Zhongwang Holdings Ltd.	1,482,800	463
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	251,691	440
	Bosideng International Holdings Ltd.	2,846,000	420
	Harbin Electric Co. Ltd.	698,000	409
	Guangzhou Shipyard International Co. Ltd.	226,800	402

8

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Kingboard Laminates Holdings Ltd.	1,035,500	402
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	996,370	386
	China National Materials Co. Ltd.	1,968,000	382
*	Maanshan Iron & Steel	1,818,000	381
	Guangdong Electric Power Development Co. Ltd. Class B	654,360	377
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	440,500	365
*	CITIC Resources Holdings Ltd.	2,472,690	358
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	208,900	353
	Dazhong Transportation Group Co. Ltd. Class B	547,900	350
	Shenzhen Expressway Co. Ltd.	744,000	339
*	China Machinery Engineering Corp.	510,361	338
	Jiangling Motors Corp. Ltd. Class B	90,183	336
	Sinotruk Hong Kong Ltd.	631,500	335
*	BOE Technology Group Co. Ltd. Class B	1,358,920	334
	China Merchants Property Development Co. Ltd. Class B	144,550	322
*,^	China Foods Ltd.	934,000	316
	Lianhua Supermarket Holdings Co. Ltd.	528,200	293
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	288,860	292
	Shandong Chenming Paper Holdings Ltd. Class B	584,700	288
	Anhui Expressway Co. Ltd.	518,000	282
	Sichuan Expressway Co. Ltd.	938,000	281
	Anhui Gujing Distillery Co. Ltd. Class B	125,900	267
	Shanghai Friendship Group Inc. Co. Class B	188,490	254
	Sinofert Holdings Ltd.	1,919,153	238
*	Shanghai Haixin Group Co. Class B	462,434	225
	Sany Heavy Equipment International Holdings Co. Ltd.	966,000	225
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	143,700	210
*	Chaoda Modern Agriculture Holdings Ltd.	2,603,884	208
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	137,100	192
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	402,235	184
	Foshan Electrical and Lighting Co. Ltd. Class B	198,820	181
	Double Coin Holdings Ltd. Class B	255,000	179
	Tianjin Capital Environmental Protection Group Co. Ltd.	286,000	152
	Beijing North Star Co. Ltd.	620,000	145
	Shandong Chenming Paper Holdings Ltd.	311,500	138
*	Huadian Energy Co. Ltd. Class B	468,600	136
	Bengang Steel Plates Co. Class B	372,700	112
	Jinzhou Port Co. Ltd. Class B	211,860	82
*	Fosun International Ltd Rights Exp. 05/13/2014	117,117	1
			772,296
Colombia (0.2%)
	Ecopetrol SA	4,956,771	9,227
	Bancolombia SA ADR	127,956	7,285
	Grupo de Inversiones Suramericana SA	262,509	5,121
	Almacenes Exito SA	255,021	3,885
	Cementos Argos SA	449,039	2,504
	Corp Financiera Colombiana SA	109,624	2,119
	Grupo de Inversiones Suramericana SA Preference Shares	102,973	2,031
*	Cemex Latam Holdings SA	189,251	1,747
	Interconexion Electrica SA ESP	367,297	1,722
^	Ecopetrol SA ADR	42,112	1,579
	Isagen SA ESP	912,230	1,491
	Grupo Argos SA Preference Shares	134,550	1,483
	Grupo Aval Acciones y Valores Preference Shares	1,962,655	1,328
			41,522
Czech Republic (0.1%)
	CEZ AS	179,563	5,404
	Komercni Banka AS	18,060	4,164
	Telefonica Czech Republic AS	112,947	1,712
			11,280
Denmark (1.1%)
	Novo Nordisk A/S Class B	2,219,764	100,746
	Danske Bank A/S	893,874	25,291

9

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	AP Moeller - Maersk A/S Class B	7,615	18,179
	Novozymes A/S	267,075	12,805
	Carlsberg A/S Class B	121,967	12,201
*	Vestas Wind Systems A/S	250,496	11,125
	Coloplast A/S Class B	112,773	9,472
	AP Moeller - Maersk A/S Class A	3,885	8,826
	Pandora A/S	130,177	8,775
	TDC A/S	897,640	8,430
	DSV A/S	199,525	6,664
	Chr Hansen Holding A/S	100,746	4,542
^	FLSmidth & Co. A/S	57,889	3,099
	Tryg A/S	26,943	2,559
*	William Demant Holding A/S	26,199	2,348
	H Lundbeck A/S	66,053	1,925
	Rockwool International A/S Class B	6,947	1,340
			238,327
Egypt (0.1%)
	Commercial International Bank Egypt SAE	900,067	4,831
*	Global Telecom Holding GDR	518,384	1,931
*	Egyptian Financial Group-Hermes Holding	541,418	994
*	Egypt Kuwait Holding Co. SAE	921,554	972
*	Ezz Steel	349,074	829
	Telecom Egypt Co.	362,333	769
	Talaat Moustafa Group	503,614	645
*	Sidi Kerir Petrochemicals Co.	165,354	463
	ElSwedy Electric Co.	90,127	439
			11,873
Finland (0.6%)
*	Nokia Oyj	4,259,145	31,891
	Sampo	532,755	26,478
	Kone Oyj Class B	431,034	18,477
	Fortum Oyj	505,166	11,413
	UPM-Kymmene Oyj	607,523	10,640
	Wartsila OYJ Abp	179,784	10,037
	Stora Enso Oyj	645,564	6,592
	Metso Oyj	156,401	6,295
^	Nokian Renkaat Oyj	152,621	6,073
^	Neste Oil Oyj	153,241	3,152
	Kesko Oyj Class B	74,328	3,042
	Valmet Corp.	148,897	1,740
			135,830
France (7.1%)
	Total SA	2,314,739	165,608
	Sanofi	1,304,219	140,753
	BNP Paribas SA	1,112,834	83,624
	Schneider Electric SA	619,647	58,168
^	AXA SA	2,157,911	56,314
	LVMH Moet Hennessy Louis Vuitton SA	281,192	55,394
	Air Liquide SA	353,279	50,543
	Societe Generale SA	810,258	50,461
^	L'Oreal SA	266,260	45,889
	Danone	614,228	45,355
	Airbus Group NV	628,967	43,236
^	Vinci SA	534,080	40,327
	Vivendi SA	1,445,078	38,825
^	GDF Suez	1,482,910	37,375
	Orange SA	2,047,402	33,171
	Cie de St-Gobain	450,175	27,580
	Pernod Ricard SA	223,716	26,848
	Cie Generale des Etablissements Michelin	213,295	26,157
	Carrefour SA	656,978	25,610
	Essilor International SA	221,381	23,707
	Safran SA	299,312	20,145

10

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Legrand SA	298,362	19,279
	Lafarge SA	208,183	19,049
	Kering	84,331	18,652
	Renault SA	190,428	18,618
*	Credit Agricole SA	1,140,368	17,993
	Publicis Groupe SA	179,388	15,347
^	Technip SA	120,973	13,617
	SES SA	340,042	12,812
*	Alcatel-Lucent	3,109,916	12,333
	Christian Dior SA	59,848	12,314
	Cap Gemini SA	166,731	11,780
	Valeo SA	84,643	11,624
	Electricite de France	296,317	11,379
	Sodexo	101,141	10,905
	Alstom SA	247,774	10,239
	Accor SA	199,686	9,777
*,^	Bouygues SA	204,598	9,215
	Veolia Environnement SA	478,032	8,918
	Dassault Systemes	71,855	8,842
*	Casino Guichard Perrachon SA	65,871	8,394
	Bureau Veritas SA	253,898	7,781
	Edenred	229,712	7,764
	Vallourec SA	130,957	7,739
	AtoS	86,049	7,434
	Rexel SA	294,303	7,430
	Natixis	1,043,301	7,406
	Arkema SA	66,081	7,381
	Groupe Eurotunnel SA	546,497	7,337
	Thales SA	114,756	7,307
	Zodiac Aerospace	219,672	7,304
	Iliad SA	25,873	6,975
	STMicroelectronics NV	704,201	6,715
*	SCOR SE	162,514	5,947
	Suez Environnement Co.	300,039	5,896
	Aeroports de Paris	43,853	5,453
	Lagardere SCA	127,840	5,358
	Wendel SA	34,699	5,231
	Eutelsat Communications SA	148,680	5,114
	Klepierre	109,889	5,042
*,^	Peugeot SA	277,436	4,909
	Bollore SA	6,894	4,394
	Societe BIC SA	32,619	4,328
*	CNP Assurances	185,300	4,275
*	Fonciere Des Regions	37,951	3,855
	Eurazeo SA	43,223	3,644
*	ICADE	35,664	3,639
*	Eiffage SA	47,530	3,593
	Hermes International	10,119	3,553
*	CGG SA	202,222	3,499
	Imerys SA	35,536	3,121
	JCDecaux SA	73,649	3,023
	SEB SA	30,892	2,850
	Gecina SA	20,353	2,740
	Remy Cointreau SA	30,432	2,675
*	Air France-KLM	174,949	2,517
^	Societe Television Francaise 1	123,219	2,098
	BioMerieux	18,331	2,002
	Euler Hermes SA	14,812	1,787
	Ipsen SA	39,339	1,747
*,^	Peugeot SA Warrants Exp. 04/29/2017	217,437	416
			1,547,456
Germany (6.6%)
	Bayer AG	942,300	131,021
*	BASF SE	1,051,898	122,028

11

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Siemens AG	903,293	119,164
	Daimler AG	1,086,373	101,142
	Allianz SE	518,811	90,290
	SAP AG	1,018,479	82,322
	Deutsche Telekom AG	3,493,000	58,687
	Deutsche Bank AG	1,157,253	50,972
	Bayerische Motoren Werke AG	368,998	46,385
*	Volkswagen AG Preference Shares	164,178	44,382
	Linde AG	210,399	43,697
*,^	Muenchener Rueckversicherungs AG	181,541	41,965
	Deutsche Post AG	1,079,096	40,718
	E.ON SE	2,080,239	39,847
	Continental AG	123,069	28,959
	Adidas AG	238,261	25,471
	Fresenius SE & Co. KGaA	149,593	22,761
	Henkel AG & Co. KGaA Preference Shares	198,677	22,163
	RWE AG	552,453	21,083
	Porsche Automobil Holding SE Preference Shares	175,945	19,459
*	Commerzbank AG	1,080,766	19,272
	Fresenius Medical Care AG & Co. KGaA	245,933	16,944
	Deutsche Boerse AG	211,389	15,502
	Infineon Technologies AG	1,273,976	14,813
	HeidelbergCement AG	161,844	14,063
*	ThyssenKrupp AG	487,043	13,901
	Henkel AG & Co. KGaA	131,198	13,490
*	Merck KGaA	73,639	12,448
	Beiersdorf AG	115,002	11,545
	Brenntag AG	58,952	10,679
*	ProSiebenSat.1 Media AG	242,730	10,624
*	Volkswagen AG	34,108	9,146
	GEA Group AG	202,728	9,080
	K&S AG	221,295	7,754
	LANXESS AG	92,175	7,019
	Deutsche Lufthansa AG	272,601	6,846
	Hannover Rueck SE	70,327	6,553
	Symrise AG	122,778	6,202
	Metro AG	153,157	6,136
*	QIAGEN NV	270,030	5,928
	United Internet AG	125,006	5,370
	MAN SE	41,466	5,317
*	Bilfinger SE	44,194	5,269
*	OSRAM Licht AG	99,043	5,200
	Hugo Boss AG	33,759	4,690
*	Sky Deutschland AG	494,472	4,244
	Deutsche Wohnen AG	186,690	4,008
	Fuchs Petrolub SE Preference Shares	39,379	3,961
	MTU Aero Engines AG	37,758	3,560
	TUI AG	204,213	3,400
	Kabel Deutschland Holding AG	25,054	3,394
	Fraport AG Frankfurt Airport Services Worldwide	44,472	3,289
*,^	Evonik Industries AG	78,169	3,088
^	Hochtief AG	31,653	2,951
	Axel Springer SE	46,108	2,816
*	Deutsche Wohnen AG	129,660	2,716
	Software AG	66,022	2,487
*	Telefonica Deutschland Holding AG	298,560	2,484
	Wacker Chemie AG	18,908	2,223
	Fielmann AG	14,109	1,909
^	Suedzucker AG	84,441	1,804
	Fuchs Petrolub SE	19,108	1,762
*	Talanx AG	42,558	1,629
	Celesio AG	46,267	1,608
^	Puma SE	2,950	872

12

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Generali Deutschland Holding AG	4,026	629
			1,451,141
Greece (0.1%)
*	Piraeus Bank SA	2,309,781	5,451
*	Hellenic Telecommunications Organization SA	276,472	4,417
*	Alpha Bank AE	4,305,294	4,170
	National Bank of Greece SA	447,654	1,750
	Hellenic Petroleum SA	82,741	711
			16,499
Hong Kong (2.5%)
	AIA Group Ltd.	13,604,881	66,169
	Hutchison Whampoa Ltd.	2,264,722	31,071
	Cheung Kong Holdings Ltd.	1,484,331	25,348
	Hong Kong Exchanges and Clearing Ltd.	1,313,800	23,627
	Sun Hung Kai Properties Ltd.	1,756,639	22,165
	Sands China Ltd.	2,728,400	20,031
*	Galaxy Entertainment Group Ltd.	2,342,000	18,488
	Jardine Matheson Holdings Ltd.	278,746	17,403
	Hong Kong & China Gas Co. Ltd.	6,456,586	14,898
	Hang Seng Bank Ltd.	877,600	14,328
	CLP Holdings Ltd.	1,788,757	14,300
	Power Assets Holdings Ltd.	1,555,812	13,449
	Link REIT	2,563,343	12,762
	Wharf Holdings Ltd.	1,761,275	12,364
	BOC Hong Kong Holdings Ltd.	4,131,882	12,124
	Want Want China Holdings Ltd.	7,563,805	11,890
	Hongkong Land Holdings Ltd.	1,400,265	9,814
	Li & Fung Ltd.	6,631,555	9,653
	Jardine Strategic Holdings Ltd.	249,000	8,908
	China Mengniu Dairy Co. Ltd.	1,633,000	8,404
	Swire Pacific Ltd. Class A	725,441	8,378
	Hang Lung Properties Ltd.	2,627,000	7,835
	Henderson Land Development Co. Ltd.	1,251,032	7,478
	Bank of East Asia Ltd.	1,538,007	6,353
	Tingyi Cayman Islands Holding Corp.	2,199,667	6,124
	New World Development Co. Ltd.	5,709,309	5,907
	MTR Corp. Ltd.	1,541,000	5,823
	SJM Holdings Ltd.	2,027,000	5,639
	Sino Land Co. Ltd.	3,479,600	5,218
	Hang Lung Group Ltd.	942,741	5,120
	Techtronic Industries Co.	1,568,000	5,010
	Wynn Macau Ltd.	1,238,100	4,900
	Samsonite International SA	1,426,220	4,532
	Prada SPA	563,006	4,515
^	AAC Technologies Holdings Inc.	785,000	4,395
	Swire Properties Ltd.	1,298,100	3,909
	Wheelock & Co. Ltd.	905,000	3,735
	Esprit Holdings Ltd.	2,228,344	3,710
	Cheung Kong Infrastructure Holdings Ltd.	555,000	3,627
^	Sun Art Retail Group Ltd.	2,692,555	3,510
	Wing Hang Bank Ltd.	211,500	3,410
	Shangri-La Asia Ltd.	1,848,390	3,052
	Hysan Development Co. Ltd.	698,000	2,994
	ASM Pacific Technology Ltd.	267,900	2,980
	MGM China Holdings Ltd.	843,376	2,947
	First Pacific Co. Ltd.	2,622,350	2,916
	Yue Yuen Industrial Holdings Ltd.	926,330	2,870
	Melco International Development Ltd.	883,000	2,717
	NWS Holdings Ltd.	1,512,500	2,594
	VTech Holdings Ltd.	179,100	2,471
	New World China Land Ltd.	2,911,400	2,417
	Kerry Properties Ltd.	718,000	2,364
	PCCW Ltd.	4,374,000	2,338
	Cathay Pacific Airways Ltd.	1,143,015	2,160

13

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Hopewell Holdings Ltd.	604,500	2,085
	Television Broadcasts Ltd.	324,400	2,027
*	Semiconductor Manufacturing International Corp.	23,738,000	1,951
	Chow Tai Fook Jewellery Group Ltd.	1,222,800	1,717
	Xinyi Glass Holdings Ltd.	2,110,000	1,668
*	FIH Mobile Ltd.	3,021,000	1,632
	Johnson Electric Holdings Ltd.	1,503,500	1,438
*,^	Macau Legend Development Ltd.	1,778,000	1,360
	Champion REIT	2,711,000	1,278
	Shougang Fushan Resources Group Ltd.	3,994,000	1,202
	L'Occitane International SA	461,500	1,135
	Cafe de Coral Holdings Ltd.	348,000	1,094
	Uni-President China Holdings Ltd.	1,234,752	1,023
	Great Eagle Holdings Ltd.	284,000	1,018
	Shui On Land Ltd.	3,790,700	1,004
	Shun Tak Holdings Ltd.	2,025,625	998
	Orient Overseas International Ltd.	206,500	988
	Huabao International Holdings Ltd.	2,073,000	982
*	Brightoil Petroleum Holdings Ltd.	3,104,000	964
	Lifestyle International Holdings Ltd.	488,000	956
^	SA SA International Holdings Ltd.	1,093,844	919
*	Kerry Logistics Network Ltd.	596,000	877
	Towngas China Co. Ltd.	749,921	856
*	United Co. RUSAL plc	1,684,876	743
	Dah Sing Financial Holdings Ltd.	160,121	714
	Texwinca Holdings Ltd.	660,000	710
	Dah Sing Banking Group Ltd.	410,054	615
*,^	China Rongsheng Heavy Industries Group Holdings Ltd.	3,311,729	574
	China Travel International Inv HK	2,748,000	554
*	Xinyi Solar Holdings Ltd.	1,966,000	531
	Hopewell Highway Infrastructure Ltd.	969,600	473
	Parkson Retail Group Ltd.	1,438,000	422
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,269,000	416
	Kowloon Development Co. Ltd.	311,000	380
	Hutchison Harbour Ring Ltd.	2,988,000	228
*	Sun Hung Kai Properties Ltd. Warrants Exp. 04/08/2016	145,219	98
			546,774
Hungary (0.0%)
	OTP Bank plc	217,983	4,162
	MOL Hungarian Oil & Gas plc	52,979	3,048
*	Richter Gedeon Nyrt	167,805	2,874
	Magyar Telekom Telecommunications plc	440,019	628
			10,712
India (1.7%)
	Infosys Ltd. ADR	532,405	28,595
	Housing Development Finance Corp.	1,776,179	26,482
	Tata Consultancy Services Ltd.	535,257	19,430
2	Reliance Industries Ltd. GDR	613,945	19,067
	HDFC Bank Ltd. ADR	434,814	17,414
	ICICI Bank Ltd. ADR	312,745	13,345
	Oil & Natural Gas Corp. Ltd.	2,335,070	12,605
	ITC Ltd.	2,168,053	12,258
	Sun Pharmaceutical Industries Ltd.	873,228	9,173
	Reliance Industries Ltd.	582,080	9,048
	Axis Bank Ltd.	326,564	8,239
	Bharti Airtel Ltd.	1,438,933	7,836
	Hindustan Unilever Ltd.	801,901	7,548
	Tata Motors Ltd.	1,077,860	7,456
^	Wipro Ltd. ADR	592,181	7,082
	HCL Technologies Ltd.	299,799	6,976
	State Bank of India GDR	94,791	6,514
	Mahindra & Mahindra Ltd.	343,467	6,134
	Larsen & Toubro Ltd.	246,543	5,302
	Sesa Sterlite Ltd.	1,512,002	4,658

14

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

		Market
		Value
	Shares	($000)
Dr Reddy's Laboratories Ltd. ADR	100,206	4,516
United Spirits Ltd.	96,224	4,419
NTPC Ltd.	2,240,354	4,323
Kotak Mahindra Bank Ltd.	302,271	4,028
Tech Mahindra Ltd.	116,138	3,531
Coal India Ltd.	713,969	3,460
Hero MotoCorp Ltd.	89,869	3,286
Cairn India Ltd.	513,872	2,858
Lupin Ltd.	163,150	2,677
Asian Paints Ltd.	318,791	2,672
Maruti Suzuki India Ltd.	82,514	2,636
Bajaj Auto Ltd.	79,065	2,511
Power Grid Corp. of India Ltd.	1,423,977	2,499
Ultratech Cement Ltd.	73,532	2,474
JSW Steel Ltd.	134,967	2,428
Cipla Ltd.	352,225	2,324
Zee Entertainment Enterprises Ltd.	525,902	2,293
Ambuja Cements Ltd.	693,144	2,277
IndusInd Bank Ltd.	282,819	2,249
NMDC Ltd.	874,924	2,182
GAIL India Ltd.	344,491	2,116
Adani Enterprises Ltd.	290,968	2,022
Hindalco Industries Ltd.	901,413	2,011
Nestle India Ltd.	25,258	1,996
Idea Cellular Ltd.	885,092	1,979
Bharat Heavy Electricals Ltd.	641,185	1,923
Godrej Consumer Products Ltd.	133,225	1,765
Jindal Steel & Power Ltd.	407,767	1,729
Shriram Transport Finance Co. Ltd.	141,547	1,727
Adani Ports and Special Economic Zone Ltd.	542,280	1,696
Tata Steel Ltd.	254,424	1,694
IDFC Ltd.	913,096	1,694
Indian Oil Corp. Ltd.	342,895	1,498
Rural Electrification Corp. Ltd.	379,069	1,497
Bharat Petroleum Corp. Ltd.	188,254	1,422
Dabur India Ltd.	476,597	1,418
Yes Bank Ltd.	192,828	1,415
Tata Power Co. Ltd.	1,062,913	1,378
Reliance Communications Ltd.	669,521	1,362
Bank of Baroda	92,880	1,261
Reliance Infrastructure Ltd.	147,894	1,249
Mahindra & Mahindra Financial Services Ltd.	301,749	1,233
Grasim Industries Ltd.	27,587	1,198
Glenmark Pharmaceuticals Ltd.	118,012	1,183
* Oracle Financial Services Software Ltd.	23,113	1,150
* Ranbaxy Laboratories Ltd.	145,069	1,141
DLF Ltd.	486,907	1,136
Power Finance Corp. Ltd.	362,960	1,108
ACC Ltd.	51,267	1,100
Siemens Ltd.	95,084	1,095
Oil India Ltd.	135,261	1,071
Punjab National Bank	81,393	1,060
Divi's Laboratories Ltd.	44,983	1,030
Steel Authority of India Ltd.	905,122	1,014
Jaiprakash Associates Ltd.	1,121,951	1,005
Titan Co. Ltd.	236,499	1,000
United Breweries Ltd.	75,704	993
Container Corp. Of India	61,631	982
Indiabulls Housing Finance Ltd.	190,150	944
GlaxoSmithKline Pharmaceuticals Ltd.	22,784	932
Shree Cement Ltd.	9,652	912
Cadila Healthcare Ltd.	56,111	910
Colgate-Palmolive India Ltd.	37,601	895
Piramal Enterprises Ltd.	97,223	872

15

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Bharti Infratel Ltd.	233,511	836
	ICICI Bank Ltd.	40,295	831
	Reliance Capital Ltd.	139,880	825
	ABB India Ltd.	58,607	822
*	Reliance Power Ltd.	653,447	743
*	GlaxoSmithKline Consumer Healthcare Ltd.	10,585	733
	Infosys Ltd.	13,464	716
	Hindustan Petroleum Corp. Ltd.	133,397	712
	HDFC Bank Ltd.	57,827	692
	Bharat Forge Ltd.	100,344	680
	Mphasis Ltd.	96,829	663
	Wipro Ltd.	75,365	653
	Dr Reddy's Laboratories Ltd.	14,261	640
	Cummins India Ltd.	69,284	630
	Castrol India Ltd.	120,359	592
	Hindustan Zinc Ltd.	259,833	556
	Aditya Birla Nuvo Ltd.	29,284	538
	NHPC Ltd.	1,633,715	515
	GMR Infrastructure Ltd.	1,224,671	505
	Sun TV Network Ltd.	80,010	499
	Bank of India	124,992	487
	Crompton Greaves Ltd.	175,398	479
	Union Bank of India	188,519	474
	Bajaj Holdings and Investment Ltd.	26,935	468
*	Adani Power Ltd.	582,769	466
	Canara Bank	89,942	427
	Exide Industries Ltd.	212,450	423
	Wockhardt Ltd.	32,119	408
	IDBI Bank Ltd.	356,488	404
*	Unitech Ltd.	1,523,516	402
	Bharat Electronics Ltd.	19,420	390
	Godrej Industries Ltd.	73,817	370
	JSW Energy Ltd.	404,030	359
	Tata Communications Ltd.	72,669	342
	Oriental Bank of Commerce	72,758	299
	Ashok Leyland Ltd.	808,985	299
	Tata Chemicals Ltd.	61,655	291
*	Mangalore Refinery & Petrochemicals Ltd.	276,782	274
	Great Eastern Shipping Co. Ltd.	38,057	211
	Torrent Power Ltd.	100,414	174
*	Essar Oil Ltd.	117,332	114
	Corp Bank	22,522	110
			374,673
Indonesia (0.5%)
	Astra International Tbk PT	23,062,458	14,859
	Bank Central Asia Tbk PT	14,060,800	13,391
	Telekomunikasi Indonesia Persero Tbk PT	57,692,400	11,340
	Bank Rakyat Indonesia Persero Tbk PT	12,269,900	10,537
	Bank Mandiri Persero Tbk PT	10,661,478	9,109
	Perusahaan Gas Negara Persero Tbk PT	12,110,400	5,593
	Semen Indonesia Persero Tbk PT	3,562,700	4,593
	United Tractors Tbk PT	1,899,558	3,571
	Unilever Indonesia Tbk PT	1,401,200	3,560
	Bank Negara Indonesia Persero Tbk PT	8,495,644	3,551
	Indofood Sukses Makmur Tbk PT	5,131,000	3,139
	Kalbe Farma Tbk PT	22,970,981	3,077
	Indocement Tunggal Prakarsa Tbk PT	1,521,700	2,888
	Charoen Pokphand Indonesia Tbk PT	8,548,500	2,795
	Gudang Garam Tbk PT	510,400	2,501
	Adaro Energy Tbk PT	16,720,458	1,720
	Indofood CBP Sukses Makmur Tbk PT	1,600,300	1,386
	XL Axiata Tbk PT	3,019,000	1,354
	Bank Danamon Indonesia Tbk PT	3,401,894	1,206
	Media Nusantara Citra Tbk PT	5,084,000	1,199

16

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	Surya Citra Media Tbk PT	4,201,900	1,146
	Jasa Marga Persero Tbk PT	2,131,500	1,089
	Astra Agro Lestari Tbk PT	400,000	1,018
	Indo Tambangraya Megah Tbk PT	444,600	983
	Global Mediacom Tbk PT	4,668,800	886
	Tambang Batubara Bukit Asam Persero Tbk PT	805,000	689
	Vale Indonesia Tbk PT	2,111,500	650
	Indosat Tbk PT	1,188,500	403
	Aneka Tambang Persero Tbk PT	3,116,500	318
			108,551
Ireland (0.2%)
	Kerry Group plc Class A	167,819	13,245
*	Bank of Ireland	31,386,390	12,255
*	Ryanair Holdings plc ADR	149,346	7,987
	Smurfit Kappa Group plc	172,469	3,842
*	Ryanair Holdings plc	20,481	194
*	Irish Bank Resolution Corp. Ltd.	236,607	—
			37,523
Israel (0.4%)
	Teva Pharmaceutical Industries Ltd.	1,075,639	52,728
	Bank Hapoalim BM	1,119,483	6,324
*	Bank Leumi Le-Israel BM	1,467,599	5,742
	Israel Chemicals Ltd.	521,664	4,630
	Bezeq The Israeli Telecommunication Corp. Ltd.	2,191,666	3,972
	NICE Systems Ltd.	68,235	2,953
	Delek Group Ltd.	5,226	2,118
	Elbit Systems Ltd.	32,841	1,939
	Mizrahi Tefahot Bank Ltd.	123,311	1,648
*	Israel Discount Bank Ltd. Class A	845,371	1,511
*	Israel Corp. Ltd.	2,583	1,459
	Azrieli Group	41,809	1,415
	Gazit-Globe Ltd.	96,243	1,237
	Shikun & Binui Ltd.	376,206	980
	Osem Investments Ltd.	40,567	964
	Frutarom Industries Ltd.	39,524	949
*	Partner Communications Co. Ltd.	91,767	822
	Paz Oil Co. Ltd.	4,811	752
*	EZchip Semiconductor Ltd.	29,223	700
	Strauss Group Ltd.	35,763	647
	Cellcom Israel Ltd. (Registered)	50,556	641
	Harel Insurance Investments & Financial Services Ltd.	111,920	639
*	Delek Energy Systems Ltd.	709	500
*	Clal Insurance Enterprises Holdings Ltd.	22,729	444
	Ormat Industries	53,230	397
	Melisron Ltd.	14,451	385
	First International Bank Of Israel Ltd.	22,480	363
*	Oil Refineries Ltd.	1,179,965	329
	Delek Automotive Systems Ltd.	29,330	296
	Migdal Insurance & Financial Holding Ltd.	171,429	281
	Shufersal Ltd.	56,514	211
			97,976
Italy (1.9%)
	Eni SPA	2,801,386	72,555
	Intesa Sanpaolo SPA (Registered)	13,388,869	45,818
	UniCredit SPA	5,046,748	45,218
	Enel SPA	7,393,385	41,876
	Assicurazioni Generali SPA	1,418,407	33,165
*	Telecom Italia SPA (Registered)	11,862,192	15,243
	Snam SPA	2,342,579	14,091
	CNH Industrial NV	1,057,733	12,356
	Atlantia SPA	453,897	11,824
*	Fiat SPA	978,632	11,815
	Luxottica Group SPA	198,987	11,413

17

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

		Market
		Value
	Shares	($000)
Unione di Banche Italiane SCPA	981,394	9,368
Terna Rete Elettrica Nazionale SPA	1,614,935	8,749
Banco Popolare SC	385,416	7,965
Saipem SPA	282,931	7,589
Telecom Italia SPA (Bearer)	6,758,394	6,718
Pirelli & C. SPA	382,730	6,444
Prysmian SPA	246,327	6,416
* Mediobanca SPA	556,888	6,181
Tenaris SA ADR	137,850	6,072
Tenaris SA	263,795	5,831
Enel Green Power SPA	1,764,108	5,049
Exor SPA	107,810	4,928
* Finmeccanica SPA	472,922	4,377
* Mediaset SPA	779,345	4,313
Davide Campari-Milano SPA	358,248	3,114
Mediolanum SPA	278,877	2,510
Gtech SPA	81,948	2,405
Salvatore Ferragamo SPA	52,119	1,652
Parmalat SPA	439,213	1,526
Buzzi Unicem SPA	80,635	1,430
		418,011
Japan (14.6%)
Toyota Motor Corp.	3,018,449	163,081
Mitsubishi UFJ Financial Group Inc.	16,122,007	85,761
SoftBank Corp.	1,072,554	79,882
Honda Motor Co. Ltd.	2,036,646	67,585
Sumitomo Mitsui Financial Group Inc.	1,526,714	60,351
Mizuho Financial Group Inc.	27,162,091	53,200
FANUC Corp.	223,883	40,397
Canon Inc.	1,288,177	40,365
Takeda Pharmaceutical Co. Ltd.	879,931	39,579
Japan Tobacco Inc.	1,199,600	39,429
Hitachi Ltd.	5,278,350	37,629
Seven & I Holdings Co. Ltd.	886,929	34,995
KDDI Corp.	623,022	33,227
Mitsubishi Estate Co. Ltd.	1,439,247	32,657
East Japan Railway Co.	431,726	31,501
Astellas Pharma Inc.	2,639,580	29,430
Mitsubishi Corp.	1,636,694	29,309
Mitsui Fudosan Co. Ltd.	960,500	28,432
Mitsui & Co. Ltd.	1,971,918	27,967
Shin-Etsu Chemical Co. Ltd.	468,366	27,475
Bridgestone Corp.	759,797	27,205
Panasonic Corp.	2,423,984	26,422
Central Japan Railway Co.	214,512	26,348
Mitsubishi Electric Corp.	2,233,148	25,428
NTT DOCOMO Inc.	1,589,500	25,353
Nippon Steel & Sumitomo Metal Corp.	9,638,069	25,287
Nippon Telegraph & Telephone Corp.	451,057	25,030
Nissan Motor Co. Ltd.	2,865,925	24,729
Denso Corp.	540,145	24,605
Tokio Marine Holdings Inc.	812,827	23,951
Komatsu Ltd.	1,075,400	23,676
Nomura Holdings Inc.	3,963,000	22,949
Kao Corp.	602,500	22,683
ORIX Corp.	1,462,700	21,194
Keyence Corp.	51,921	20,029
Sony Corp.	1,140,400	20,020
ITOCHU Corp.	1,750,258	19,620
Sumitomo Realty & Development Co. Ltd.	503,762	19,546
Murata Manufacturing Co. Ltd.	230,500	19,215
Mitsubishi Heavy Industries Ltd.	3,617,890	19,048
Fuji Heavy Industries Ltd.	720,000	18,932
Fast Retailing Co. Ltd.	60,400	18,769

18

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

		Market
		Value
	Shares	($000)
Kubota Corp.	1,437,266	18,524
Toshiba Corp.	4,680,452	18,333
Sumitomo Mitsui Trust Holdings Inc.	4,388,168	18,082
Daikin Industries Ltd.	307,714	17,799
Kyocera Corp.	373,724	17,576
SMC Corp.	70,653	16,819
Sumitomo Corp.	1,286,738	16,702
Dai-ichi Life Insurance Co. Ltd.	1,105,100	15,313
Inpex Corp.	1,049,800	15,310
Daiwa Securities Group Inc.	2,018,500	15,136
Tokyo Gas Co. Ltd.	2,859,242	14,981
Hoya Corp.	501,800	14,842
JX Holdings Inc.	2,784,230	14,466
Nidec Corp.	254,392	14,382
Kirin Holdings Co. Ltd.	1,021,756	14,151
MS&AD Insurance Group Holdings	626,675	14,058
Secom Co. Ltd.	238,444	13,690
Asahi Group Holdings Ltd.	494,083	13,653
Mazda Motor Corp.	3,040,000	13,593
FUJIFILM Holdings Corp.	523,372	13,520
Daiichi Sankyo Co. Ltd.	796,440	13,360
Nintendo Co. Ltd.	121,700	12,774
Otsuka Holdings Co. Ltd.	441,600	12,722
Marubeni Corp.	1,886,174	12,604
Daiwa House Industry Co. Ltd.	739,006	12,486
Suzuki Motor Corp.	477,400	12,317
Eisai Co. Ltd.	317,111	12,247
Sumitomo Electric Industries Ltd.	878,894	12,165
Fujitsu Ltd.	2,055,055	12,084
Toray Industries Inc.	1,761,390	11,496
Tokyo Electron Ltd.	198,266	11,277
Resona Holdings Inc.	2,127,173	10,876
NKSJ Holdings Inc.	432,000	10,778
JFE Holdings Inc.	580,700	10,732
Dentsu Inc.	258,418	10,598
Ajinomoto Co. Inc.	718,697	10,578
* Olympus Corp.	339,637	10,374
Asahi Kasei Corp.	1,518,407	10,323
Ricoh Co. Ltd.	822,241	9,475
Yamato Holdings Co. Ltd.	451,658	9,294
* Chubu Electric Power Co. Inc.	813,865	9,270
Shimano Inc.	91,500	9,147
Tokyu Corp.	1,446,537	9,111
T&D Holdings Inc.	761,279	9,087
Sumitomo Metal Mining Co. Ltd.	597,700	9,028
Daito Trust Construction Co. Ltd.	88,700	9,026
Toyota Industries Corp.	193,957	8,941
West Japan Railway Co.	218,994	8,881
Oriental Land Co. Ltd.	59,101	8,854
Isuzu Motors Ltd.	1,503,200	8,730
Omron Corp.	245,800	8,705
LIXIL Group Corp.	325,373	8,622
Aeon Co. Ltd.	746,100	8,617
Osaka Gas Co. Ltd.	2,268,921	8,552
Ono Pharmaceutical Co. Ltd.	106,900	8,479
Nitto Denko Corp.	191,359	8,285
Terumo Corp.	417,002	8,276
NEC Corp.	2,923,000	8,222
Hankyu Hanshin Holdings Inc.	1,493,700	8,186
JGC Corp.	248,604	8,050
Makita Corp.	151,200	8,042
Aisin Seiki Co. Ltd.	227,109	8,026
Shiseido Co. Ltd.	446,699	7,981
Sekisui House Ltd.	637,989	7,658

19

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Mitsubishi Motors Corp.	698,520	7,571
*	Kansai Electric Power Co. Inc.	885,100	7,422
	Kintetsu Corp.	2,057,500	7,231
	Unicharm Corp.	132,493	7,185
	Bank of Yokohama Ltd.	1,420,869	7,141
	Yakult Honsha Co. Ltd.	131,340	7,099
	Shizuoka Bank Ltd.	709,877	6,783
	Toyota Tsusho Corp.	257,202	6,775
	Yahoo Japan Corp.	1,546,200	6,755
	Sumitomo Chemical Co. Ltd.	1,793,500	6,729
	IHI Corp.	1,678,000	6,691
	Chugai Pharmaceutical Co. Ltd.	262,700	6,630
	Asahi Glass Co. Ltd.	1,162,300	6,590
	Kawasaki Heavy Industries Ltd.	1,761,037	6,536
	Shionogi & Co. Ltd.	370,300	6,491
	Nikon Corp.	403,820	6,331
*	Tokyo Electric Power Co. Inc.	1,669,563	6,315
	Dai Nippon Printing Co. Ltd.	692,566	6,238
	Mitsubishi Chemical Holdings Corp.	1,558,515	6,237
	Odakyu Electric Railway Co. Ltd.	695,210	6,103
	Tobu Railway Co. Ltd.	1,228,690	6,010
	Japan Exchange Group Inc.	303,400	6,003
	TDK Corp.	140,100	5,974
	NGK Insulators Ltd.	315,000	5,957
	Taisei Corp.	1,282,700	5,947
	NTT Data Corp.	152,100	5,876
	Chiba Bank Ltd.	900,500	5,724
	Konica Minolta Inc.	602,889	5,618
	NGK Spark Plug Co. Ltd.	244,608	5,600
	NSK Ltd.	528,000	5,551
	Sysmex Corp.	172,620	5,472
*	Kyushu Electric Power Co. Inc.	527,948	5,327
	Nippon Express Co. Ltd.	1,118,500	5,288
	Yamaha Motor Co. Ltd.	335,900	5,185
	Tohoku Electric Power Co. Inc.	544,500	5,182
	Rohm Co. Ltd.	108,100	5,170
	Isetan Mitsukoshi Holdings Ltd.	413,240	5,142
	Taiheiyo Cement Corp.	1,459,000	5,118
	Nippon Yusen KK	1,868,700	5,065
	Lawson Inc.	72,800	5,056
	Namco Bandai Holdings Inc.	233,700	5,049
	TOTO Ltd.	349,000	4,937
	Hirose Electric Co. Ltd.	34,800	4,912
	Suntory Beverage & Food Ltd.	140,000	4,889
	Obayashi Corp.	752,700	4,860
	MEIJI Holdings Co. Ltd.	78,645	4,826
	Keikyu Corp.	580,657	4,820
	Sekisui Chemical Co. Ltd.	474,000	4,804
	Chugoku Electric Power Co. Inc.	363,500	4,763
	Keio Corp.	672,031	4,756
	Sega Sammy Holdings Inc.	234,600	4,729
	Toppan Printing Co. Ltd.	674,000	4,629
	Kuraray Co. Ltd.	411,300	4,625
	Oji Holdings Corp.	1,093,200	4,593
	Nissin Foods Holdings Co. Ltd.	95,300	4,562
	Electric Power Development Co. Ltd.	171,800	4,556
	Kobe Steel Ltd.	3,423,000	4,493
	Seiko Epson Corp.	162,100	4,424
	Brother Industries Ltd.	314,700	4,402
	Kikkoman Corp.	216,000	4,389
	Hulic Co. Ltd.	361,043	4,355
	Mitsubishi Materials Corp.	1,501,000	4,354
	Mitsui OSK Lines Ltd.	1,285,500	4,289
	Yokogawa Electric Corp.	312,600	4,274

20

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

		Market
		Value
	Shares	($000)
*,^ Sharp Corp.	1,686,657	4,228
Shimizu Corp.	728,000	4,127
Santen Pharmaceutical Co. Ltd.	92,500	4,123
Joyo Bank Ltd.	833,072	4,055
Shinsei Bank Ltd.	2,052,000	4,001
Kansai Paint Co. Ltd.	285,000	3,985
Aozora Bank Ltd.	1,337,488	3,979
Stanley Electric Co. Ltd.	179,200	3,972
Yamada Denki Co. Ltd.	1,067,800	3,945
Hino Motors Ltd.	299,200	3,942
JTEKT Corp.	269,800	3,937
Credit Saison Co. Ltd.	184,784	3,937
JSR Corp.	239,900	3,931
Nippon Meat Packers Inc.	226,000	3,917
Nippon Paint Co. Ltd.	253,000	3,914
Fukuoka Financial Group Inc.	953,700	3,895
Suruga Bank Ltd.	227,000	3,894
Nitori Holdings Co. Ltd.	84,882	3,893
Asics Corp.	199,100	3,875
Daihatsu Motor Co. Ltd.	232,200	3,846
Kajima Corp.	1,009,200	3,843
Taisho Pharmaceutical Holdings Co. Ltd.	52,100	3,840
Trend Micro Inc.	118,200	3,823
Tokyu Fudosan Holdings Corp.	521,023	3,788
Hisamitsu Pharmaceutical Co. Inc.	90,401	3,783
Tokyo Tatemono Co. Ltd.	461,000	3,676
Rinnai Corp.	43,500	3,625
USS Co. Ltd.	248,000	3,615
J Front Retailing Co. Ltd.	561,400	3,569
Toyo Suisan Kaisha Ltd.	110,000	3,523
Japan Airlines Co. Ltd.	67,294	3,484
Hamamatsu Photonics KK	77,200	3,478
Kyowa Hakko Kirin Co. Ltd.	300,000	3,416
Mitsubishi Tanabe Pharma Corp.	248,800	3,412
Benesse Holdings Inc.	89,500	3,405
Don Quijote Holdings Co. Ltd.	64,100	3,381
Alfresa Holdings Corp.	53,800	3,349
Casio Computer Co. Ltd.	291,426	3,326
Bank of Kyoto Ltd.	403,000	3,284
Nomura Research Institute Ltd.	111,800	3,242
Sony Financial Holdings Inc.	199,800	3,204
Yaskawa Electric Corp.	282,000	3,180
AEON Financial Service Co. Ltd.	125,800	3,168
Minebea Co. Ltd.	388,000	3,144
Nisshin Seifun Group Inc.	268,150	3,120
Mitsubishi UFJ Lease & Finance Co. Ltd.	632,200	3,119
Koito Manufacturing Co. Ltd.	142,900	3,108
Iyo Bank Ltd.	344,300	3,096
Hokuhoku Financial Group Inc.	1,604,000	3,095
Toyo Seikan Group Holdings Ltd.	206,800	3,076
Nagoya Railroad Co. Ltd.	967,000	3,068
Suzuken Co. Ltd.	83,925	3,025
THK Co. Ltd.	142,300	3,008
Fuji Electric Co. Ltd.	662,000	3,004
TonenGeneral Sekiyu KK	317,000	2,994
Hachijuni Bank Ltd.	543,000	2,969
Ebara Corp.	499,000	2,968
Ryohin Keikaku Co. Ltd.	26,400	2,967
Amada Co. Ltd.	409,000	2,958
Takashimaya Co. Ltd.	312,000	2,956
Yokohama Rubber Co. Ltd.	330,000	2,948
^ ANA Holdings Inc.	1,349,258	2,946
Seven Bank Ltd.	775,860	2,941
Aeon Mall Co. Ltd.	122,880	2,930

21

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Yamaha Corp.	218,400	2,926
	Marui Group Co. Ltd.	328,800	2,921
	FamilyMart Co. Ltd.	69,600	2,890
	Hitachi Metals Ltd.	211,000	2,865
	Citizen Holdings Co. Ltd.	389,900	2,863
	MediPal Holdings Corp.	203,500	2,862
	Hiroshima Bank Ltd.	690,200	2,840
	Nissan Chemical Industries Ltd.	190,000	2,832
	Shimamura Co. Ltd.	30,332	2,826
	Kurita Water Industries Ltd.	133,500	2,812
	Shimadzu Corp.	329,000	2,810
	Hokuriku Electric Power Co.	226,200	2,809
	Dainippon Sumitomo Pharma Co. Ltd.	185,100	2,807
	SBI Holdings Inc.	245,290	2,805
	Miraca Holdings Inc.	64,700	2,805
	Daicel Corp.	334,000	2,797
	Toho Gas Co. Ltd.	569,000	2,792
	M3 Inc.	203,000	2,785
	Keisei Electric Railway Co. Ltd.	317,000	2,759
	Kamigumi Co. Ltd.	289,000	2,755
	Sumitomo Rubber Industries Ltd.	198,200	2,755
	Nabtesco Corp.	126,800	2,737
	Mitsubishi Gas Chemical Co. Inc.	472,000	2,725
	Iida Group Holdings Co. Ltd.	182,400	2,722
	Konami Corp.	118,900	2,711
	Air Water Inc.	193,000	2,708
	Sumitomo Heavy Industries Ltd.	626,200	2,664
	Taiyo Nippon Sanso Corp.	333,000	2,654
	Gunma Bank Ltd.	498,000	2,647
	Toho Co. Ltd.	136,600	2,630
	Teijin Ltd.	1,069,000	2,628
	Sankyo Co. Ltd.	65,500	2,619
	Chugoku Bank Ltd.	197,300	2,615
	Chiyoda Corp.	194,000	2,602
	Keihan Electric Railway Co. Ltd.	628,000	2,589
	Ibiden Co. Ltd.	142,700	2,576
	Yamaguchi Financial Group Inc.	277,000	2,554
	Tosoh Corp.	666,000	2,541
	Mitsui Chemicals Inc.	1,030,000	2,510
*	Seibu Holdings Inc.	136,305	2,493
	Sojitz Corp.	1,579,800	2,491
	Showa Shell Sekiyu KK	244,700	2,482
	Nomura Real Estate Holdings Inc.	132,800	2,481
	Idemitsu Kosan Co. Ltd.	111,700	2,470
	Sawai Pharmaceutical Co. Ltd.	39,900	2,469
	GS Yuasa Corp.	431,000	2,439
	Alps Electric Co. Ltd.	213,000	2,409
^	Dena Co. Ltd.	140,600	2,376
	MISUMI Group Inc.	97,084	2,362
	Nippon Kayaku Co. Ltd.	198,000	2,356
	Mitsubishi Logistics Corp.	164,000	2,353
	Showa Denko KK	1,750,200	2,332
	DIC Corp.	875,700	2,324
	COMSYS Holdings Corp.	139,600	2,289
	Haseko Corp.	359,300	2,275
	Kobayashi Pharmaceutical Co. Ltd.	37,400	2,271
	Hoshizaki Electric Co. Ltd.	55,793	2,258
	Obic Co. Ltd.	75,100	2,254
	Otsuka Corp.	19,000	2,249
^	Nippon Paper Industries Co. Ltd.	122,800	2,244
	Nippon Electric Glass Co. Ltd.	457,500	2,238
^	Sanrio Co. Ltd.	70,288	2,228
	Dowa Holdings Co. Ltd.	264,000	2,213
	Hitachi Construction Machinery Co. Ltd.	117,600	2,182

22

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Kaneka Corp.	368,000	2,158
	Advantest Corp.	195,100	2,151
	Hakuhodo DY Holdings Inc.	275,900	2,140
	Kakaku.com Inc.	147,988	2,111
*	Shikoku Electric Power Co. Inc.	180,372	2,111
	Zeon Corp.	226,000	2,101
	Sugi Holdings Co. Ltd.	46,565	2,094
	Nippon Shokubai Co. Ltd.	181,000	2,088
	NOK Corp.	126,400	2,066
	Mabuchi Motor Co. Ltd.	30,100	2,061
	Park24 Co. Ltd.	111,500	2,038
	NHK Spring Co. Ltd.	224,200	2,029
	Kawasaki Kisen Kaisha Ltd.	1,007,000	2,022
	Calbee Inc.	81,504	1,999
	Ube Industries Ltd.	1,172,000	1,986
	Yamazaki Baking Co. Ltd.	162,000	1,979
*	NTN Corp.	578,000	1,978
	Tsuruha Holdings Inc.	19,604	1,973
	Rohto Pharmaceutical Co. Ltd.	111,600	1,969
	Nishi-Nippon City Bank Ltd.	854,700	1,944
	Coca-Cola East Japan Co. Ltd.	85,600	1,929
*,^	Acom Co. Ltd.	553,200	1,885
	Maruichi Steel Tube Ltd.	74,200	1,882
	Ushio Inc.	143,100	1,869
	77 Bank Ltd.	409,000	1,846
	Azbil Corp.	81,000	1,838
	Tokai Tokyo Financial Holdings Inc.	269,800	1,813
	Pigeon Corp.	40,300	1,804
	Kewpie Corp.	125,000	1,798
	Sapporo Holdings Ltd.	423,200	1,794
	Tsumura & Co.	75,400	1,792
	Anritsu Corp.	158,379	1,774
	Daido Steel Co. Ltd.	362,700	1,773
	Sotetsu Holdings Inc.	492,000	1,758
	Sumitomo Osaka Cement Co. Ltd.	439,000	1,746
	Oracle Corp. Japan	37,400	1,724
	Seino Holdings Co. Ltd.	174,000	1,720
	Furukawa Electric Co. Ltd.	761,000	1,713
	Hitachi Chemical Co. Ltd.	115,900	1,705
	Glory Ltd.	65,900	1,705
	Denki Kagaku Kogyo KK	512,000	1,698
	Japan Steel Works Ltd.	399,500	1,688
	Nagase & Co. Ltd.	136,200	1,669
	Taiyo Yuden Co. Ltd.	134,500	1,663
	Hitachi High-Technologies Corp.	72,300	1,654
	Mitsui Engineering & Shipbuilding Co. Ltd.	844,700	1,639
	Takara Holdings Inc.	214,000	1,638
	Nishi-Nippon Railroad Co. Ltd.	426,000	1,638
	Disco Corp.	26,800	1,629
	Sohgo Security Services Co. Ltd.	76,400	1,620
	Nichirei Corp.	333,000	1,617
	Toyobo Co. Ltd.	992,000	1,602
^	Lion Corp.	292,000	1,600
	Shiga Bank Ltd.	289,000	1,580
	UNY Group Holdings Co. Ltd.	244,400	1,577
	Fujikura Ltd.	366,000	1,576
	Sundrug Co. Ltd.	38,400	1,571
	Mitsui Mining & Smelting Co. Ltd.	616,000	1,527
	Century Tokyo Leasing Corp.	52,744	1,526
	Toyoda Gosei Co. Ltd.	82,400	1,518
	OKUMA Corp.	177,000	1,515
	Yamato Kogyo Co. Ltd.	52,400	1,511
	Kaken Pharmaceutical Co. Ltd.	87,201	1,503
	Ezaki Glico Co. Ltd.	114,000	1,501

23

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Okasan Securities Group Inc.	214,000	1,494
	Aoyama Trading Co. Ltd.	60,100	1,491
	Ito En Ltd.	68,700	1,469
^	Kagome Co. Ltd.	86,100	1,457
	Sumitomo Forestry Co. Ltd.	142,900	1,453
	Nisshinbo Holdings Inc.	169,000	1,448
*	Hokkaido Electric Power Co. Inc.	234,400	1,434
	DMG Mori Seiki Co. Ltd.	114,600	1,430
	Senshu Ikeda Holdings Inc.	308,840	1,418
	Juroku Bank Ltd.	404,000	1,411
	K's Holdings Corp.	48,544	1,409
	Daishi Bank Ltd.	389,000	1,405
	Wacoal Holdings Corp.	141,000	1,391
	NTT Urban Development Corp.	157,700	1,387
	North Pacific Bank Ltd.	340,900	1,381
	House Foods Group Inc.	82,300	1,369
	Autobacs Seven Co. Ltd.	88,100	1,363
	Kinden Corp.	147,000	1,353
	Japan Airport Terminal Co. Ltd.	57,900	1,336
	Matsumotokiyoshi Holdings Co. Ltd.	45,200	1,334
	SCSK Corp.	49,776	1,317
	Hikari Tsushin Inc.	15,600	1,315
	Keiyo Bank Ltd.	295,000	1,298
	Nissan Shatai Co. Ltd.	85,059	1,296
*	Nippon Sheet Glass Co. Ltd.	1,002,344	1,286
	Coca-Cola West Co. Ltd.	73,200	1,274
	Hitachi Capital Corp.	51,200	1,262
	Temp Holdings Co. Ltd.	49,400	1,257
^	Square Enix Holdings Co. Ltd.	78,100	1,256
	Shimachu Co. Ltd.	57,100	1,255
	Cosmo Oil Co. Ltd.	669,000	1,252
	Awa Bank Ltd.	232,500	1,245
	Jafco Co. Ltd.	32,300	1,238
	Izumi Co. Ltd.	41,700	1,220
	Japan Petroleum Exploration Co.	32,400	1,206
	Rengo Co. Ltd.	267,000	1,193
	Mochida Pharmaceutical Co. Ltd.	16,600	1,170
	SKY Perfect JSAT Holdings Inc.	216,800	1,166
	Itochu Techno-Solutions Corp.	27,800	1,162
	Kose Corp.	34,600	1,150
	KYORIN Holdings Inc.	59,520	1,147
	Start Today Co. Ltd.	54,700	1,146
	Higo Bank Ltd.	220,200	1,132
	ABC-Mart Inc.	25,200	1,132
^	Gree Inc.	115,000	1,125
	Nanto Bank Ltd.	299,000	1,122
	Nexon Co. Ltd.	144,038	1,122
	Maeda Road Construction Co. Ltd.	71,895	1,115
	Musashino Bank Ltd.	34,700	1,112
	Resorttrust Inc.	70,800	1,111
^	Nipro Corp.	128,100	1,109
	Kagoshima Bank Ltd.	177,500	1,109
	San-In Godo Bank Ltd.	167,000	1,102
	Matsui Securities Co. Ltd.	119,500	1,100
	Fukuyama Transporting Co. Ltd.	187,000	1,094
	Hokkoku Bank Ltd.	319,000	1,068
	Shochiku Co. Ltd.	128,676	1,065
*,^	Orient Corp.	491,832	1,036
	Dainippon Screen Manufacturing Co. Ltd.	237,000	1,034
	Lintec Corp.	55,400	1,030
*,^	Aiful Corp.	300,392	1,026
	Onward Holdings Co. Ltd.	152,000	1,022
	Sumco Corp.	132,900	1,020
	Hyakugo Bank Ltd.	260,000	1,007

24

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Canon Marketing Japan Inc.	62,500	1,007
	TS Tech Co. Ltd.	37,600	1,003
	Exedy Corp.	37,026	991
	Capcom Co. Ltd.	56,800	989
	H2O Retailing Corp.	130,000	981
	Hyakujushi Bank Ltd.	286,500	960
	Komeri Co. Ltd.	35,100	950
	Toshiba TEC Corp.	144,000	938
	Tokai Rika Co. Ltd.	53,400	928
	Fuji Media Holdings Inc.	53,500	901
	Nippon Television Holdings Inc.	59,500	887
	KYB Co. Ltd.	213,476	870
	Toda Corp.	246,000	862
	Kissei Pharmaceutical Co. Ltd.	36,700	859
	Cosmos Pharmaceutical Corp.	8,002	856
	Pola Orbis Holdings Inc.	21,868	856
	Calsonic Kansei Corp.	173,700	856
	Takata Corp.	35,800	844
	Nippo Corp.	53,531	818
	FP Corp.	26,006	809
	Nisshin Steel Holdings Co. Ltd.	78,100	802
	Asatsu-DK Inc.	30,400	688
^	Toyota Boshoku Corp.	66,000	682
	Hitachi Transport System Ltd.	44,100	677
	Heiwa Corp.	40,500	674
	Kandenko Co. Ltd.	106,000	569
	PanaHome Corp.	75,000	499
	Sumitomo Real Estate Sales Co. Ltd.	15,620	469
	Shinko Electric Industries Co. Ltd.	68,600	452
	NS Solutions Corp.	17,200	430
	Tokyo Broadcasting System Holdings Inc.	38,600	419
	Toppan Forms Co. Ltd.	44,600	410
	Tokai Rubber Industries Ltd.	38,200	395
	TV Asahi Corp.	20,400	355
	Mitsubishi Shokuhin Co. Ltd.	14,302	320
*,^	Aplus Financial Co. Ltd.	101,100	134
			3,192,904
Malaysia (0.9%)
	Public Bank Bhd. (Local)	3,219,700	19,876
	Malayan Banking Bhd.	4,904,874	14,889
	CIMB Group Holdings Bhd.	6,001,500	13,825
	Axiata Group Bhd.	5,677,724	11,710
	Sime Darby Bhd.	3,562,097	10,304
	Genting Bhd.	2,525,700	7,592
	DiGi.Com Bhd.	4,227,166	7,183
	Petronas Chemicals Group Bhd.	3,289,068	6,785
	Petronas Gas Bhd.	905,000	6,520
	IOI Corp. Bhd.	4,238,765	6,486
	Maxis Bhd.	2,971,500	6,328
	Tenaga Nasional Bhd.	1,582,300	5,768
*	Sapurakencana Petroleum Bhd.	4,343,907	5,742
	Kuala Lumpur Kepong Bhd.	613,600	4,551
	AMMB Holdings Bhd.	2,005,300	4,413
	Genting Malaysia Bhd.	3,404,200	4,403
*	IHH Healthcare Bhd.	3,108,400	3,819
	PPB Group Bhd.	670,700	3,385
*	MISC Bhd.	1,655,723	3,308
	Gamuda Bhd.	2,248,100	3,178
	Petronas Dagangan Bhd.	334,300	3,106
	British American Tobacco Malaysia Bhd.	160,600	3,012
	YTL Corp. Bhd.	6,068,553	2,994
	Felda Global Ventures Holdings Bhd.	2,127,100	2,945
	Hong Leong Bank Bhd.	650,160	2,789
	IJM Corp. Bhd.	1,372,220	2,685

25

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	UMW Holdings Bhd.	745,200	2,458
	Telekom Malaysia Bhd.	1,230,100	2,337
	Malaysia Airports Holdings Bhd.	828,300	2,043
	RHB Capital Bhd.	800,100	2,033
	Bumi Armada Bhd.	1,574,200	1,931
*	YTL Power International Bhd.	3,858,647	1,857
2	Astro Malaysia Holdings Bhd.	1,764,868	1,801
	Alliance Financial Group Bhd.	1,264,500	1,737
*	IOI Properties Group Sdn Bhd.	2,005,332	1,649
	Lafarge Malaysia Bhd.	488,410	1,361
	Hong Leong Financial Group Bhd.	249,800	1,172
	UEM Sunrise Bhd.	1,652,900	1,167
	Berjaya Sports Toto Bhd.	961,730	1,146
	KLCC Property Holdings Bhd.	498,900	1,017
	AirAsia Bhd.	1,372,200	934
	MMC Corp. Bhd.	1,006,400	863
	SP Setia Bhd.	908,100	839
	Parkson Holdings Bhd.	744,423	670
	Malaysia Marine and Heavy Engineering Holdings Bhd.	445,200	540
			195,151
Mexico (1.0%)
	America Movil SAB de CV	34,449,494	34,653
	Fomento Economico Mexicano SAB de CV	2,464,434	22,490
	Grupo Televisa SAB	2,978,100	19,536
	Grupo Financiero Banorte SAB de CV	2,593,960	17,196
	Wal-Mart de Mexico SAB de CV	6,515,653	16,475
	Grupo Mexico SAB de CV Class B	4,481,955	13,460
*	Cemex SAB de CV ADR	951,990	12,033
	Alfa SAB de CV Class A	3,283,098	8,645
	Grupo Bimbo SAB de CV Class A	2,193,028	6,058
	Grupo Financiero Inbursa SAB de CV	2,337,400	5,978
	Fibra Uno Administracion SA de CV	1,671,700	5,461
	Coca-Cola Femsa SAB de CV	483,824	5,404
*	Cemex SAB de CV	4,063,450	5,196
	Mexichem SAB de CV	1,316,223	4,899
	Grupo Financiero Santander Mexico SAB de CV Class B	1,673,650	3,980
	Industrias Penoles SAB de CV	144,819	3,371
	Grupo Aeroportuario del Sureste SAB de CV Class B	248,661	3,043
*	Promotora y Operadora de Infraestructura SAB de CV	208,093	2,908
	Grupo Carso SAB de CV	535,700	2,723
	Kimberly-Clark de Mexico SAB de CV Class A	964,640	2,508
	Arca Continental SAB de CV	358,883	2,287
*	Genomma Lab Internacional SAB de CV Class B	872,946	2,213
*	Compartamos SAB de CV	1,249,400	2,189
*	OHL Mexico SAB de CV	702,600	1,865
	Controladora Comercial Mexicana SAB de CV	488,300	1,816
*	Gruma SAB de CV Class B	186,500	1,648
*	Minera Frisco SAB de CV	746,051	1,353
	Grupo Elektra SAB DE CV	38,925	1,118
	Infraestructura Energetica Nova SAB de CV	204,309	1,064
*	Industrias CH SAB de CV Class B	188,667	1,008
	Grupo Comercial Chedraui SA de CV	327,800	998
*	Organizacion Soriana SAB de CV Class B	289,100	839
	Grupo Sanborns SAB de CV	461,440	758
	Alpek SA de CV	388,445	668
			215,841
Morocco (0.0%)
	Douja Promotion Groupe Addoha SA	142,052	1,052

Netherlands (2.0%)
	Unilever NV	1,773,479	76,050
*	ING Groep NV	4,400,549	62,906
	Koninklijke Philips NV	1,017,800	32,583
	ASML Holding NV	379,741	30,993

26

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Unibail-Rodamco SE	110,563	29,879
	Heineken NV	327,843	22,771
	Akzo Nobel NV	271,368	20,912
	Koninklijke Ahold NV	1,074,587	20,774
	Aegon NV	2,200,831	20,174
	ArcelorMittal	1,141,383	18,561
	Reed Elsevier NV	721,668	14,730
	Koninklijke DSM NV	197,650	14,193
*	Koninklijke KPN NV	3,556,963	12,638
^	Gemalto NV	88,825	9,931
	Wolters Kluwer NV	346,385	9,656
	Ziggo NV	164,964	7,163
	Randstad Holding NV	122,526	7,161
	Heineken Holding NV	110,056	7,034
	Fugro NV	90,195	5,977
	Koninklijke Boskalis Westminster NV	90,300	5,118
	TNT Express NV	517,224	4,661
^	Koninklijke Vopak NV	78,815	3,930
*	OCI	91,838	3,927
*	SBM Offshore NV	200,529	3,671
	Corio NV	74,049	3,470
			448,863
New Zealand (0.1%)
	Fletcher Building Ltd.	777,293	6,610
	Telecom Corp. of New Zealand Ltd.	2,087,074	4,986
*	Auckland International Airport Ltd.	1,080,104	3,699
	Ryman Healthcare Ltd.	453,165	3,385
	SKYCITY Entertainment Group Ltd.	732,455	2,675
	Sky Network Television Ltd.	430,618	2,485
*,^	Xero Ltd.	84,584	2,327
	Fisher & Paykel Healthcare Corp. Ltd.	607,308	2,141
	Contact Energy Ltd.	421,074	2,068
	Kiwi Income Property Trust	1,050,362	1,042
	Air New Zealand Ltd.	541,724	982
	Vector Ltd.	271,917	601
	Warehouse Group Ltd.	147,257	431
			33,432
Norway (0.6%)
	Statoil ASA	1,075,131	32,776
	DNB ASA	1,220,345	21,631
^	Telenor ASA	688,800	16,185
	Seadrill Ltd.	402,813	14,095
	Yara International ASA	183,508	8,675
	Norsk Hydro ASA	1,513,819	8,119
	Orkla ASA	888,692	7,350
	Subsea 7 SA	325,302	6,514
	Schibsted ASA	94,767	5,453
^	Gjensidige Forsikring ASA	189,338	3,494
^	Aker Solutions ASA	175,045	2,804
			127,096
Other (0.2%)[3]
4	Vanguard FTSE Emerging Markets ETF	870,522	35,639

Peru (0.1%)
	Credicorp Ltd.	58,014	8,673
	Cia de Minas Buenaventura SAA ADR	250,627	3,258
	Volcan Cia Minera SAA Class B	2,536,277	958
			12,889
Philippines (0.3%)
	Philippine Long Distance Telephone Co.	98,060	6,339
	SM Investments Corp.	350,956	5,721
	Ayala Land Inc.	6,319,848	4,283
	Ayala Corp.	255,838	3,589
	Universal Robina Corp.	1,092,830	3,589

27

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Bank of the Philippine Islands	1,743,996	3,555
	Alliance Global Group Inc.	4,846,900	3,395
	BDO Unibank Inc.	1,626,158	3,227
	Aboitiz Equity Ventures Inc.	2,492,290	3,171
	SM Prime Holdings Inc.	8,498,545	3,120
*	JG Summit Holdings Inc.	2,404,100	2,729
	International Container Terminal Services Inc.	996,000	2,420
*	Metropolitan Bank & Trust Co.	1,198,390	2,282
	Manila Electric Co.	334,680	2,109
	Jollibee Foods Corp.	512,420	1,979
	DMCI Holdings Inc.	1,115,760	1,801
	Aboitiz Power Corp.	2,059,780	1,686
	San Miguel Corp.	884,680	1,658
	GT Capital Holdings Inc.	77,060	1,502
	LT Group Inc.	3,109,773	1,281
	Globe Telecom Inc.	33,550	1,247
	Energy Development Corp.	6,989,500	877
*	Bloomberry Resorts Corp.	3,198,200	869
	Petron Corp.	2,326,000	642
*	Emperador Inc.	2,155,296	616
			63,687
Poland (0.3%)
^	Powszechna Kasa Oszczednosci Bank Polski SA	985,562	13,525
	Bank Pekao SA	148,699	9,544
	Powszechny Zaklad Ubezpieczen SA	64,485	9,147
	PGE SA	831,215	5,776
	KGHM Polska Miedz SA	157,877	5,716
^	Polski Koncern Naftowy Orlen SA	379,924	5,689
	Polskie Gornictwo Naftowe i Gazownictwo SA	1,977,282	3,073
^	Orange Polska SA	767,429	2,622
^	mBank	13,918	2,277
	Tauron Polska Energia SA	1,196,514	2,120
*	Getin Noble Bank SA	1,306,778	1,591
*,^	ING Bank Slaski SA	34,249	1,538
*,^	Bank Millennium SA	469,155	1,378
	Bank Handlowy w Warszawie SA	35,900	1,336
*	Cyfrowy Polsat SA	192,514	1,308
	Enea SA	239,544	1,213
	Eurocash SA	86,787	1,148
	Synthos SA	725,727	1,144
^	Jastrzebska Spolka Weglowa SA	69,473	956
			71,101
Portugal (0.2%)
	EDP - Energias de Portugal SA	2,882,820	14,004
	Galp Energia SGPS SA	428,270	7,423
	Jeronimo Martins SGPS SA	289,847	5,069
*	Banco Espirito Santo SA	2,246,768	3,982
^	Portugal Telecom SGPS SA	593,938	2,468
	EDP Renovaveis SA	245,279	1,682
			34,628
Russia (0.9%)
	Gazprom OAO ADR	5,175,208	37,401
	Lukoil OAO ADR	549,803	29,106
*	Sberbank of Russia	9,823,946	20,048
	Magnit OJSC GDR	320,335	15,159
	Tatneft OAO ADR	279,885	9,627
	MMC Norilsk Nickel OJSC ADR	532,018	9,618
	Rosneft OAO GDR	1,405,021	8,833
	Gazprom OAO	2,104,535	7,598
	Uralkali OJSC	1,632,636	7,227
	NOVATEK OAO	748,756	7,179
	Mobile Telesystems OJSC	971,560	7,050
	Surgutneftegas OAO ADR	818,027	5,801

28

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	Sberbank of Russia ADR	608,200	5,124
	AK Transneft OAO Preference Shares	1,741	3,862
	Sistema JSFC GDR	161,702	3,860
	VTB Bank OJSC GDR	1,514,652	3,222
	VTB Bank OJSC	2,914,708,867	3,156
	MegaFon OAO GDR	101,578	2,649
	RusHydro JSC	124,626,634	1,953
	Mobile Telesystems OJSC ADR	92,735	1,554
	Severstal OAO GDR	182,881	1,293
	Rostelecom OJSC ADR	100,601	1,286
	Rostelecom OJSC	589,478	1,269
*	Novolipetsk Steel OJSC	1,045,493	1,207
	E.ON Russia JSC	15,946,100	1,119
	Phosagro OAO GDR	86,326	1,006
	Aeroflot - Russian Airlines OJSC	494,114	707
*	LSR Group GDR	220,387	662
*	Inter RAO JSC	2,425,730,009	511
	TMK OAO GDR	61,058	486
*	Federal Grid Co. Unified Energy System JSC	255,816,667	398
*	NOMOS-BANK GDR	31,641	392
*	Pharmstandard OJSC GDR	42,507	345
*	Magnitogorsk Iron & Steel Works	1,828,548	299
*	Russian Grids OAO	24,327,627	288
*	Mosenergo OAO	10,297,820	210
	Polyus Gold OJSC	10,781	161
*	Mechel	147,635	159
*,2	Yenisei Territorial Generating Co. GDR	5,021	1
			201,826
Singapore (1.1%)
	DBS Group Holdings Ltd.	1,997,459	27,060
	Singapore Telecommunications Ltd.	8,376,200	25,657
^	Oversea-Chinese Banking Corp. Ltd.	3,068,266	23,663
	United Overseas Bank Ltd.	1,340,460	23,331
	Keppel Corp. Ltd.	1,592,883	13,403
	CapitaLand Ltd.	3,040,750	7,782
	Global Logistic Properties Ltd.	3,399,717	7,748
	Genting Singapore plc	6,968,212	7,384
	Wilmar International Ltd.	2,408,754	6,547
	City Developments Ltd.	715,498	6,199
^	Singapore Press Holdings Ltd.	1,842,121	6,160
	Singapore Technologies Engineering Ltd.	1,768,151	5,401
	Singapore Exchange Ltd.	960,174	5,310
	Singapore Airlines Ltd.	596,670	4,947
	CapitaMall Trust	2,947,800	4,699
	Noble Group Ltd.	4,252,072	4,378
	Sembcorp Industries Ltd.	984,000	4,224
	ComfortDelGro Corp. Ltd.	2,444,424	4,145
	Jardine Cycle & Carriage Ltd.	110,016	4,125
	Hutchison Port Holdings Trust	6,053,000	4,119
	Ascendas REIT	2,217,000	4,058
	Suntec REIT	2,701,495	3,703
	Golden Agri-Resources Ltd.	7,552,407	3,684
^	Sembcorp Marine Ltd.	924,600	3,007
^	Olam International Ltd.	1,569,726	2,801
	CapitaCommercial Trust	2,185,235	2,797
	CapitaMalls Asia Ltd.	1,554,000	2,738
	UOL Group Ltd.	493,000	2,531
	Keppel Land Ltd.	829,724	2,295
	StarHub Ltd.	646,840	2,146
	Yangzijiang Shipbuilding Holdings Ltd.	2,224,964	1,957
	Singapore Post Ltd.	1,582,000	1,787
	Venture Corp. Ltd.	262,000	1,605
	Wing Tai Holdings Ltd.	551,811	883
	SIA Engineering Co. Ltd.	225,000	860

29

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	M1 Ltd.	294,900	792
*,^	Neptune Orient Lines Ltd.	961,750	780
^	SMRT Corp. Ltd.	740,000	721
	Yanlord Land Group Ltd.	673,000	621
^	Cosco Corp. Singapore Ltd.	998,000	575
	Indofood Agri Resources Ltd.	477,000	406
			237,029
South Africa (1.6%)
	Naspers Ltd.	441,089	41,683
	MTN Group Ltd.	2,011,287	40,350
	Sasol Ltd.	615,629	34,503
	Standard Bank Group Ltd.	1,379,234	18,122
^	Steinhoff International Holdings Ltd.	2,373,207	12,332
	FirstRand Ltd.	3,346,169	12,312
	Sanlam Ltd.	2,162,932	11,587
	Remgro Ltd.	551,901	11,114
	Bidvest Group Ltd.	351,216	9,644
	Aspen Pharmacare Holdings Ltd.	349,128	9,305
	AngloGold Ashanti Ltd.	459,852	8,313
	Shoprite Holdings Ltd.	496,487	8,306
	Impala Platinum Holdings Ltd.	591,128	6,664
	Woolworths Holdings Ltd.	821,877	5,593
	Barclays Africa Group Ltd.	359,897	5,272
	Nedbank Group Ltd.	228,103	4,890
	Growthpoint Properties Ltd.	2,038,196	4,712
	Tiger Brands Ltd.	174,598	4,671
	Vodacom Group Ltd.	377,587	4,506
	Mr Price Group Ltd.	280,974	4,234
	Life Healthcare Group Holdings Ltd.	1,058,837	4,211
	Netcare Ltd.	1,678,100	4,071
	Truworths International Ltd.	493,235	3,963
	RMB Holdings Ltd.	777,329	3,730
	Gold Fields Ltd.	869,945	3,692
	Imperial Holdings Ltd.	193,064	3,601
*	Anglo American Platinum Ltd.	72,313	3,443
	Coronation Fund Managers Ltd.	336,687	3,251
	Mediclinic International Ltd.	458,087	3,204
	Discovery Ltd.	336,121	2,918
	MMI Holdings Ltd.	1,145,153	2,879
	Barloworld Ltd.	238,067	2,597
	Nampak Ltd.	662,676	2,472
	Investec Ltd.	272,761	2,401
	Foschini Group Ltd.	222,575	2,300
	Kumba Iron Ore Ltd.	63,994	2,279
	SPAR Group Ltd.	192,436	2,261
	Mondi Ltd.	134,817	2,245
*	Sappi Ltd.	679,608	2,154
	African Rainbow Minerals Ltd.	110,341	2,078
	Sibanye Gold Ltd.	784,024	2,025
	Exxaro Resources Ltd.	147,868	2,018
	Brait SE	366,985	1,978
	AVI Ltd.	342,750	1,891
^	African Bank Investments Ltd.	1,517,130	1,799
	Massmart Holdings Ltd.	133,317	1,767
	Clicks Group Ltd.	287,819	1,755
*	Harmony Gold Mining Co. Ltd.	487,471	1,602
*	Northam Platinum Ltd.	404,312	1,578
^	Capitec Bank Holdings Ltd.	69,704	1,509
	Liberty Holdings Ltd.	124,842	1,497
	Capital Property Fund	1,477,204	1,489
	Aeci Ltd.	132,612	1,481
	Omnia Holdings Ltd.	68,833	1,480
	Assore Ltd.	37,367	1,446
	Tongaat Hulett Ltd.	121,095	1,440

30

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Reunert Ltd.	216,470	1,423
	PPC Ltd.	482,370	1,403
	Pick n Pay Stores Ltd.	234,774	1,341
*	Telkom SA SOC Ltd.	352,720	1,262
*	Aveng Ltd.	504,329	1,084
	DataTec Ltd.	199,049	1,001
*	Murray & Roberts Holdings Ltd.	426,103	998
	Sun International Ltd.	99,332	982
	Grindrod Ltd.	377,826	895
^	Adcock Ingram Holdings Ltd.	152,934	886
	Santam Ltd.	42,023	848
	JSE Ltd.	90,476	830
*	PSG Group Ltd.	82,600	818
	Wilson Bayly Holmes-Ovcon Ltd.	59,225	766
	Pick n Pay Holdings Ltd.	280,077	679
	Illovo Sugar Ltd.	242,377	668
*	ArcelorMittal South Africa Ltd.	189,691	668
	Fountainhead Property Trust	773,925	586
^	Lewis Group Ltd.	96,329	572
*	Royal Bafokeng Platinum Ltd.	67,222	434
			362,762
South Korea (3.1%)
	Samsung Electronics Co. Ltd. GDR	208,757	134,766
	Hyundai Motor Co.	174,755	38,965
	POSCO ADR	344,727	25,372
	Samsung Electronics Co. Ltd.	17,884	23,320
*	SK Hynix Inc.	593,130	23,128
*	Shinhan Financial Group Co. Ltd. ADR	514,252	22,421
	NAVER Corp.	30,994	22,319
	Hyundai Mobis	76,129	21,749
	Kia Motors Corp.	294,699	16,351
	KB Financial Group Inc. ADR	448,074	15,382
	LG Chem Ltd.	49,075	12,527
	Hana Financial Group Inc.	329,207	11,616
*	Korea Electric Power Corp. ADR	602,913	11,540
	KT&G Corp.	135,560	10,864
	Samsung Life Insurance Co. Ltd.	112,776	10,496
	Samsung Fire & Marine Insurance Co. Ltd.	43,664	10,372
	SK Telecom Co. Ltd. ADR	445,682	10,291
	Hyundai Heavy Industries Co. Ltd.	49,459	9,299
	Samsung C&T Corp.	139,891	8,797
	LG Electronics Inc.	121,605	8,100
	SK Innovation Co. Ltd.	68,720	7,873
*	LG Display Co. Ltd.	251,820	6,707
	Samsung SDI Co. Ltd.	40,966	6,016
*	KT Corp. ADR	366,178	5,826
	LG Corp.	100,238	5,589
	Samsung Heavy Industries Co. Ltd.	200,225	5,485
	E-Mart Co. Ltd.	23,355	5,340
	SK Holdings Co. Ltd.	28,862	5,120
	Coway Co. Ltd.	62,306	4,925
	Hankook Tire Co. Ltd.	83,903	4,868
	Hyundai Steel Co.	73,590	4,822
	LG Household & Health Care Ltd.	10,514	4,814
	Amorepacific Corp.	3,548	4,588
	Woori Finance Holdings Co. Ltd.	397,920	4,486
	Hyundai Engineering & Construction Co. Ltd.	80,672	4,368
	Hyundai Glovis Co. Ltd.	17,703	4,176
	Samsung Electro-Mechanics Co. Ltd.	62,856	4,040
	Lotte Shopping Co. Ltd.	12,720	3,945
	Korea Zinc Co. Ltd.	11,877	3,914
	Kangwon Land Inc.	127,450	3,686
^	OCI Co. Ltd.	20,112	3,534
^	Celltrion Inc.	72,866	3,398

31

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	SK C&C Co. Ltd.	24,738	3,396
	Cheil Industries Inc.	53,046	3,387
	BS Financial Group Inc.	217,850	3,335
^	NCSoft Corp.	16,370	3,257
	Orion Corp.	4,152	3,172
	Dongbu Insurance Co. Ltd.	55,235	3,053
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	104,600	3,036
	KCC Corp.	5,937	2,961
	Hyundai Wia Corp.	17,485	2,883
	S-Oil Corp.	47,184	2,761
	Industrial Bank of Korea	223,420	2,752
	GS Holdings	57,950	2,704
	Samsung Securities Co. Ltd.	68,543	2,619
	Samsung Techwin Co. Ltd.	45,333	2,545
^	Samsung Engineering Co. Ltd.	33,654	2,526
	Lotte Chemical Corp.	15,919	2,520
	Daelim Industrial Co. Ltd.	30,857	2,518
	CJ CheilJedang Corp.	8,292	2,490
	LG Uplus Corp.	237,380	2,338
*	Cheil Worldwide Inc.	94,180	2,292
	Hyundai Department Store Co. Ltd.	17,535	2,261
	DGB Financial Group Inc.	135,870	2,061
	Hyundai Marine & Fire Insurance Co. Ltd.	67,710	1,987
	Hyundai Development Co-Engineering & Construction	68,300	1,958
	Hyosung Corp.	27,202	1,943
	CJ Corp.	15,800	1,914
	Doosan Heavy Industries & Construction Co. Ltd.	54,445	1,840
	S-1 Corp.	24,000	1,826
	Korea Gas Corp.	30,189	1,808
*	Daewoo Engineering & Construction Co. Ltd.	217,759	1,806
*	Doosan Infracore Co. Ltd.	147,270	1,781
	Daewoo International Corp.	50,733	1,779
	Samsung Card Co. Ltd.	48,317	1,755
	Daewoo Securities Co. Ltd.	208,939	1,717
	Mando Corp.	14,258	1,715
	AMOREPACIFIC Group	3,310	1,712
	Hanwha Corp.	58,370	1,701
	Shinsegae Co. Ltd.	7,733	1,679
^	Kumho Petro chemical Co. Ltd.	19,762	1,676
	Korea Investment Holdings Co. Ltd.	45,020	1,654
	Lotte Confectionery Co. Ltd.	919	1,574
	SK Networks Co. Ltd.	169,120	1,559
^	Hyundai Mipo Dockyard	11,407	1,557
^	Halla Visteon Climate Control Corp.	37,180	1,556
	Hanwha Life Insurance Co. Ltd.	237,000	1,545
	Yuhan Corp.	8,764	1,542
	LS Corp.	19,182	1,505
^	Hanwha Chemical Corp.	78,840	1,397
^	GS Engineering & Construction Corp.	35,625	1,257
	Doosan Corp.	9,725	1,254
*,^	CJ Korea Express Co. Ltd.	11,752	1,242
	LG Hausys Ltd.	6,559	1,158
*,^	NHN Entertainment Corp.	13,994	1,145
	Daum Communications Corp.	15,461	1,122
	Mirae Asset Securities Co. Ltd.	26,914	1,106
	Woori Investment & Securities Co. Ltd.	125,536	1,063
	Lotte Chilsung Beverage Co. Ltd.	701	1,062
*	Korean Air Lines Co. Ltd.	32,902	1,058
	Shinhan Financial Group Co. Ltd.	24,159	1,054
^	NongShim Co. Ltd.	3,516	1,047
^	Hyundai Securities Co. Ltd. Preference Shares	127,343	842
*,^	Hyundai Merchant Marine Co. Ltd.	79,630	801
^	Samsung Fine Chemicals Co. Ltd.	19,430	776
^	Hite Jinro Co. Ltd.	30,329	735

32

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	SKC Co. Ltd.	20,370	675
	KEPCO Engineering & Construction Co. Inc.	9,553	570
	KB Financial Group Inc.	16,202	554
*	Hanjin Shipping Co. Ltd.	90,940	533
^	Hyundai Hysco Co. Ltd.	8,113	432
	Hyundai Securities Co. Ltd.	62,610	422
^	Dongkuk Steel Mill Co. Ltd.	37,240	358
	Korea Electric Power Corp.	7,298	279
	POSCO	699	207
*	GS Engineering & Construction Corp Rights Exp. 06/03/2014	11,500	97
	SK Telecom Co. Ltd.	21	4
	KT Corp.	135	4
			681,405
Spain (2.6%)
*	Banco Santander SA	13,165,706	130,943
	Banco Bilbao Vizcaya Argentaria SA	6,591,466	81,193
	Telefonica SA	4,591,908	77,063
	Iberdrola SA	5,805,772	40,557
	Inditex SA	241,768	36,325
	Repsol SA	1,018,667	27,427
	Amadeus IT Holding SA	451,639	18,784
	Banco de Sabadell SA	3,999,393	13,607
	Abertis Infraestructuras SA	562,877	12,670
*	Banco Popular Espanol SA	1,637,942	12,070
*	CaixaBank SA	1,953,899	11,909
*	Bankia SA	5,195,495	10,613
	Red Electrica Corp. SA	123,568	10,172
	Gas Natural SDG SA	352,626	10,112
	Ferrovial SA	452,657	10,062
	Grifols SA	187,896	10,045
*	ACS Actividades de Construccion y Servicios SA	202,183	8,679
	Enagas SA	236,304	7,280
	Distribuidora Internacional de Alimentacion SA	686,597	6,142
	Bankinter SA	783,091	5,996
	Mapfre SA	1,127,603	4,756
	Endesa SA	94,161	3,571
	Zardoya Otis SA	185,338	3,251
	Acciona SA	29,114	2,368
*	Mediaset Espana Comunicacion SA	200,772	2,228
*,^	Acerinox SA	104,483	1,827
	Corp Financiera Alba SA	19,479	1,201
			560,851
Sweden (2.3%)
	Nordea Bank AB	3,612,865	52,353
^	Hennes & Mauritz AB Class B	1,081,876	44,284
	Telefonaktiebolaget LM Ericsson Class B	3,379,716	40,754
	Swedbank AB Class A	1,209,789	32,376
	Volvo AB Class B	1,722,042	27,267
	Svenska Handelsbanken AB Class A	540,939	27,209
	Skandinaviska Enskilda Banken AB Class A	1,662,620	22,966
^	Atlas Copco AB Class A	709,771	20,642
*	Investor AB Class B	518,387	20,080
*	Assa Abloy AB Class B	358,832	19,045
	Svenska Cellulosa AB SCA Class B	651,650	18,320
	TeliaSonera AB	2,479,072	18,045
*	Sandvik AB	1,240,952	17,636
	SKF AB	480,388	12,475
^	Atlas Copco AB Class B	449,830	12,269
	Scania AB Class B	341,094	10,392
^	Alfa Laval AB	361,414	9,629
	Skanska AB Class B	412,882	9,480
	Hexagon AB Class B	293,145	9,385
	Investment AB Kinnevik	235,564	8,312
*	Swedish Match AB	236,885	8,127

33

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Electrolux AB Class B	261,321	7,264
	Getinge AB	211,309	6,193
^	Elekta AB Class B	410,080	5,723
	Industrivarden AB Class A	214,205	4,805
*	Lundin Petroleum AB	217,834	4,676
	Boliden AB	304,061	4,644
	Securitas AB Class B	374,526	4,528
*	Tele2 AB	342,650	4,379
	Husqvarna AB	411,345	3,435
	Industrivarden AB	131,524	2,764
	Modern Times Group AB Class B	59,622	2,660
^	Ratos AB	220,363	2,248
	Holmen AB	54,362	1,921
	Melker Schorling AB	11,786	640
			496,926
Switzerland (6.5%)
	Nestle SA	3,633,612	280,821
	Roche Holding AG	800,607	234,855
	Novartis AG	2,653,540	230,679
	UBS AG	4,002,460	83,707
*	ABB Ltd.	2,623,870	63,173
*	Cie Financiere Richemont SA	566,056	57,591
*	Credit Suisse Group AG	1,815,405	57,553
	Zurich Insurance Group AG	167,742	48,101
*	Syngenta AG	104,536	41,395
	Swiss Re AG	419,793	36,707
*	Holcim Ltd.	257,243	23,593
	Swatch Group AG (Bearer)	34,255	22,027
	Transocean Ltd.	393,361	16,804
	Givaudan SA	10,606	16,738
	Adecco SA	196,275	16,478
	Swisscom AG	26,246	15,968
	SGS SA	5,796	14,479
	Geberit AG	41,530	13,871
	Julius Baer Group Ltd.	257,803	12,076
*	Actelion Ltd.	114,226	11,246
	Sonova Holding AG	76,172	11,004
	Sika AG	2,334	9,444
	Aryzta AG	96,603	8,930
	Swiss Life Holding AG	33,987	8,374
	Schindler Holding AG	51,329	7,952
	Kuehne & Nagel International AG	55,835	7,635
	Swatch Group AG (Registered)	57,069	6,886
	Lindt & Spruengli AG	115	6,709
	Baloise Holding AG	51,830	6,312
	Lonza Group AG	59,976	6,277
	Clariant AG	316,582	6,243
	Partners Group Holding AG	20,727	5,675
	Galenica AG	5,388	5,486
	Swiss Prime Site AG	64,260	5,402
	Lindt & Spruengli AG	1,038	5,051
	PSP Swiss Property AG	45,273	4,351
	Sulzer AG	27,979	4,317
	GAM Holding AG	206,893	3,768
	Schindler Holding AG (Registered)	24,620	3,758
	EMS-Chemie Holding AG	9,317	3,635
	Barry Callebaut AG	2,392	3,251
	Pargesa Holding SA	31,729	2,880
^	DKSH Holding AG	32,944	2,719
*	Banque Cantonale Vaudoise	3,209	1,905
			1,435,826
Taiwan (2.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,795,908	96,398
	Hon Hai Precision Industry Co. Ltd.	12,907,149	37,069

34

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	MediaTek Inc.	1,663,440	26,066
	Formosa Plastics Corp.	5,584,873	14,411
	Nan Ya Plastics Corp.	6,494,615	14,242
	Delta Electronics Inc.	2,293,818	14,083
^	Chunghwa Telecom Co. Ltd. ADR	431,958	13,559
	Taiwan Semiconductor Manufacturing Co. Ltd.	3,353,973	13,179
	Cathay Financial Holding Co. Ltd.	8,526,436	12,056
	Formosa Chemicals & Fibre Corp.	4,957,306	12,004
	China Steel Corp.	13,788,504	11,587
	Fubon Financial Holding Co. Ltd.	8,192,861	10,604
	CTBC Financial Holding Co. Ltd.	14,594,699	8,683
	Uni-President Enterprises Corp.	4,929,012	8,345
	Asustek Computer Inc.	805,023	8,323
	Quanta Computer Inc.	2,976,598	8,167
	Mega Financial Holding Co. Ltd.	9,566,144	7,324
	Largan Precision Co. Ltd.	113,068	7,079
	Advanced Semiconductor Engineering Inc. ADR	1,174,916	6,944
	Catcher Technology Co. Ltd.	815,153	6,883
	United Microelectronics Corp. ADR	3,014,904	6,573
	Taiwan Mobile Co. Ltd.	1,872,648	6,045
	Cheng Shin Rubber Industry Co. Ltd.	2,098,220	6,027
	Taiwan Cement Corp.	3,588,768	5,702
	Hotai Motor Co. Ltd.	458,000	5,374
	Yuanta Financial Holding Co. Ltd.	10,741,708	5,362
	Formosa Petrochemical Corp.	2,119,580	5,331
	Siliconware Precision Industries Co. ADR	638,076	4,735
	President Chain Store Corp.	630,904	4,695
	China Development Financial Holding Corp.	15,832,318	4,541
	First Financial Holding Co. Ltd.	7,669,977	4,499
	Far Eastern New Century Corp.	4,329,545	4,436
	HTC Corp.	842,570	4,333
	Hua Nan Financial Holdings Co. Ltd.	7,620,600	4,293
	Far EasTone Telecommunications Co. Ltd.	1,794,643	3,880
*	AU Optronics Corp. ADR	1,016,779	3,823
	Taishin Financial Holding Co. Ltd.	8,402,194	3,816
	SinoPac Financial Holdings Co. Ltd.	8,392,657	3,746
	E.Sun Financial Holding Co. Ltd.	6,154,603	3,723
	Lite-On Technology Corp.	2,406,808	3,682
	Taiwan Cooperative Financial Holding Co. Ltd.	6,543,315	3,481
	Asia Cement Corp.	2,522,274	3,318
	Compal Electronics Inc.	4,611,510	3,290
*	Innolux Corp.	9,326,580	3,222
	Inventec Corp.	3,428,064	3,161
	Novatek Microelectronics Corp.	642,916	2,980
	Pegatron Corp.	1,916,038	2,908
	Foxconn Technology Co. Ltd.	1,127,663	2,806
*	Inotera Memories Inc.	2,552,000	2,621
	Giant Manufacturing Co. Ltd.	321,625	2,518
	Synnex Technology International Corp.	1,479,990	2,303
	Teco Electric and Machinery Co. Ltd.	2,038,000	2,216
	Advantech Co. Ltd.	342,105	2,216
	Wistron Corp.	2,635,193	2,202
	Shin Kong Financial Holding Co. Ltd.	7,232,180	2,191
	TPK Holding Co. Ltd.	277,422	2,119
	Epistar Corp.	965,000	2,112
	Advanced Semiconductor Engineering Inc.	1,785,847	2,080
	Chang Hwa Commercial Bank	3,469,116	2,017
*	Acer Inc.	3,064,822	1,895
	Pou Chen Corp.	1,388,125	1,767
	Taiwan Fertilizer Co. Ltd.	802,000	1,596
	Chicony Electronics Co. Ltd.	603,401	1,571
	Yulon Motor Co. Ltd.	962,898	1,498
	Realtek Semiconductor Corp.	522,768	1,493
	Taiwan Glass Industry Corp.	1,513,701	1,386

35

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Unimicron Technology Corp.	1,452,975	1,237
*	Walsin Lihwa Corp.	3,624,000	1,191
	Formosa Taffeta Co. Ltd.	1,122,000	1,173
	Vanguard International Semiconductor Corp.	817,466	1,120
*	Taiwan Business Bank	3,725,673	1,087
	Transcend Information Inc.	319,455	1,055
*	Evergreen Marine Corp. Taiwan Ltd.	1,853,993	1,054
	Siliconware Precision Industries Co.	697,000	1,033
*	Macronix International	4,122,748	972
*	Eva Airways Corp.	1,849,221	938
	Ton Yi Industrial Corp.	856,600	913
	Eternal Chemical Co. Ltd.	870,056	908
	Feng Hsin Iron & Steel Co.	532,790	893
	Capital Securities Corp.	2,564,231	880
*	China Airlines Ltd.	2,601,913	871
	Waterland Financial Holdings Co. Ltd.	2,735,849	858
	Cheng Uei Precision Industry Co. Ltd.	422,591	851
	Oriental Union Chemical Corp.	838,191	833
	U-Ming Marine Transport Corp.	494,000	832
	Taiwan Secom Co. Ltd.	315,000	799
	Chunghwa Telecom Co. Ltd.	251,207	786
	Far Eastern International Bank	2,173,133	763
	China Motor Corp.	755,105	684
*	Yang Ming Marine Transport Corp.	1,651,305	676
	Wan Hai Lines Ltd.	1,318,702	658
	Cathay Real Estate Development Co. Ltd.	1,064,000	617
	YFY Inc.	1,389,451	613
	President Securities Corp.	938,349	515
*	Nan Ya Printed Circuit Board Corp.	274,395	387
*	AU Optronics Corp.	929,000	353
*	Yulon Nissan Motor Co. Ltd.	23,633	301
	Yageo Corp.	62,877	30
	United Microelectronics Corp.	11,978	5
			518,475
Thailand (0.5%)
	Advanced Info Service PCL (Foreign)	1,389,250	10,917
	Kasikornbank PCL (Foreign)	1,377,516	8,389
	PTT Exploration & Production PCL (Foreign)	1,669,578	8,321
	PTT PCL (Foreign)	539,900	5,210
	Siam Commercial Bank PCL (Foreign)	995,486	5,027
	Siam Cement PCL (Foreign)	370,048	4,998
	CP ALL PCL (Foreign)	4,192,000	4,954
*	PTT PCL	428,372	4,147
*	Siam Commercial Bank PCL (Local)	783,800	4,019
	Shin Corp. PCL	1,550,704	3,746
	Bangkok Bank PCL (Foreign)	612,629	3,583
	Airports of Thailand PCL (Foreign)	455,300	2,816
	PTT Global Chemical PCL	1,264,212	2,416
^	Total Access Communication PCL (Foreign)	587,700	2,276
	TMB Bank PCL	24,536,600	1,760
*	BTS Group Holdings PCL	6,411,300	1,658
*	Bank of Ayudhya PCL (Local)	1,405,009	1,640
	Charoen Pokphand Foods PCL (Foreign)	1,947,300	1,569
*	Bangkok Dusit Medical Services PCL	3,418,000	1,563
	Big C Supercenter PCL (Foreign)	254,900	1,524
	BEC World PCL (Foreign)	573,400	1,472
	Krung Thai Bank PCL (Foreign)	2,716,125	1,465
	Thai Oil PCL (Foreign)	876,700	1,425
*,^	Central Pattana PCL	903,200	1,268
*	PTT Global Chemical PCL	567,800	1,226
*	Charoen Pokphand Foods PCL	1,445,900	1,209
*	True Corp. PCL	5,770,300	1,208
*	Indorama Ventures PCL	1,621,300	1,195
	Thai Union Frozen Products PCL (Foreign)	536,436	1,162

36

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	Banpu PCL (Local)	1,230,800	1,143
	Glow Energy PCL (Foreign)	465,500	1,120
*	Land and Houses PCL	3,419,100	1,049
*	CP ALL PCL (Local)	697,000	906
*	Central Pattana PCL	588,400	826
*	BEC World PCL	473,500	802
*	Berli Jucker PCL	472,900	700
^	IRPC PCL (Foreign)	5,950,900	678
^	Siam City Cement PCL (Foreign)	57,200	676
*	Krung Thai Bank PCL	1,183,500	664
*	Total Access Communication PCL (Local)	167,000	644
	Delta Electronics Thai PCL (Foreign)	339,900	600
*	IRPC PCL	5,210,700	593
*	Electricity Generating PCL	133,500	543
	Electricity Generating PCL (Foreign)	130,500	531
*	Delta Electronics Thailand PCL	203,300	359
*	Ratchaburi Electricity Generating Holding PCL (Local)	213,900	352
	Ratchaburi Electricity Generating Holding PCL (Foreign)	187,700	308
*	Intouch Holdings PCL	72,600	175
*	Thai Airways International PCL (Foreign)	676,002	163
*	Siam City Cement PCL (Local)	12,900	154
*	Land and Houses Warrants	683,820	135
	Total Access Communication PCL	35,000	135
*	Airports of Thailand PCL	20,500	124
	Bank of Ayudhya PCL	100,271	117
	Big C Supercenter PCL NVDR	18,900	111
*	Big C Supercenter PCL (Local)	2,900	17
			105,788
Turkey (0.3%)
	Turkiye Garanti Bankasi AS	2,363,121	8,705
	Akbank TAS	1,870,451	6,567
	BIM Birlesik Magazalar AS	256,391	5,935
*	Turkcell Iletisim Hizmetleri AS	877,412	5,125
	Turkiye Halk Bankasi AS	713,035	4,794
	Haci Omer Sabanci Holding AS (Bearer)	894,577	3,787
	Turkiye Is Bankasi	1,540,029	3,642
	KOC Holding AS	759,894	3,405
	Tupras Turkiye Petrol Rafinerileri AS	134,275	3,038
	Anadolu Efes Biracilik Ve Malt Sanayii AS	248,333	2,978
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,255,989	2,962
	Turkiye Vakiflar Bankasi Tao	1,150,358	2,416
	Turk Hava Yollari	719,524	2,310
	Eregli Demir ve Celik Fabrikalari TAS	1,508,467	2,099
	Coca-Cola Icecek AS	87,935	2,065
	Yapi ve Kredi Bankasi AS	971,226	2,031
	Turk Telekomunikasyon AS	576,792	1,736
	Enka Insaat ve Sanayi AS	451,922	1,374
	TAV Havalimanlari Holding AS	164,626	1,322
	Ulker Biskuvi Sanayi AS	170,103	1,304
	Arcelik AS	190,858	1,180
	Tofas Turk Otomobil Fabrikasi AS	142,802	876
	Koza Altin Isletmeleri AS	80,209	804
*	Ford Otomotiv Sanayi AS	68,566	776
	Turkiye Sise ve Cam Fabrikalari AS	478,436	601
	Aselsan Elektronik Sanayi Ve Ticaret AS	78,700	350
			72,182
United Arab Emirates (0.2%)
*	Emaar Properties PJSC	3,403,889	10,122
	First Gulf Bank PJSC	1,111,005	5,252
*	Arabtec Holding Co.	1,869,376	4,573
	Aldar Properties PJSC	3,521,805	3,864
	DP World Ltd.	189,246	3,503
*	Union National Bank PJSC	1,174,264	2,301
	Dubai Financial Market	1,736,496	1,727

37

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

		Market
		Value
	Shares	($000)
Dubai Islamic Bank PJSC	629,296	1,165
Dubai Investments PJSC	813,687	968
Air Arabia PJSC	2,503,821	903
Waha Capital PJSC	1,085,722	890
* Dana Gas PJSC	3,582,752	839
		36,107
United Kingdom (15.5%)
HSBC Holdings plc	21,459,283	219,265
BP plc	21,029,551	177,557
Royal Dutch Shell plc Class A	4,484,998	177,313
GlaxoSmithKline plc	5,539,914	153,073
British American Tobacco plc	2,153,217	124,339
Royal Dutch Shell plc Class B	2,789,340	118,440
Vodafone Group plc	30,213,846	114,712
AstraZeneca plc	1,418,741	111,989
Diageo plc	2,870,056	87,939
BG Group plc	3,878,068	78,452
* Lloyds Banking Group plc	61,415,322	78,318
Barclays plc	18,318,276	78,221
BHP Billiton plc	2,406,689	78,133
Rio Tinto plc	1,421,668	77,294
Prudential plc	2,907,616	66,844
Unilever plc	1,374,742	61,497
National Grid plc	4,233,737	60,176
Reckitt Benckiser Group plc	733,755	59,234
Glencore Xstrata plc	10,917,518	58,909
SABMiller plc	1,073,069	58,430
BT Group plc	8,937,308	55,793
Standard Chartered plc	2,244,021	48,600
Imperial Tobacco Group plc	1,095,658	47,349
Tesco plc	9,136,943	45,264
Anglo American plc London Shares	1,485,949	39,724
Shire plc	668,485	38,232
Rolls-Royce Holdings plc	2,128,500	37,808
WPP plc	1,525,644	32,896
Compass Group plc	2,044,326	32,564
Centrica plc	5,781,563	32,244
Aviva plc	3,355,916	29,908
SSE plc	1,092,052	28,161
BAE Systems plc	3,641,658	24,638
ARM Holdings plc	1,591,534	24,088
Legal & General Group plc	6,679,128	23,910
CRH plc	772,867	22,532
Experian plc	1,156,201	22,230
Associated British Foods plc	399,485	20,059
Reed Elsevier plc	1,336,509	19,711
Kingfisher plc	2,705,970	19,149
Next plc	171,382	18,907
Old Mutual plc	5,584,650	18,877
Wolseley plc	302,412	17,523
Standard Life plc	2,700,422	17,458
Pearson plc	927,187	17,387
Land Securities Group plc	903,148	16,224
British Sky Broadcasting Group plc	1,080,013	16,074
Smith & Nephew plc	1,027,601	16,024
Tullow Oil plc	1,029,376	15,312
Whitbread plc	202,776	13,987
Capita plc	754,741	13,840
Marks & Spencer Group plc	1,849,221	13,826
British Land Co. plc	1,142,811	13,352
ITV plc	4,277,500	13,158
Johnson Matthey plc	233,070	12,894
Burberry Group plc	504,737	12,676
GKN plc	1,875,298	12,191

38

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	Royal Bank of Scotland Group plc	2,401,283	12,166
	Babcock International Group plc	573,162	11,569
	Weir Group plc	245,139	11,151
	Bunzl plc	382,823	10,907
	United Utilities Group plc	775,645	10,433
	Smiths Group plc	447,716	10,107
	InterContinental Hotels Group plc	290,141	9,916
	RSA Insurance Group plc	5,714,358	9,488
	J Sainsbury plc	1,604,068	9,100
	Intertek Group plc	183,307	9,030
	Sage Group plc	1,250,296	9,019
	Randgold Resources Ltd.	106,048	8,525
	Ashtead Group plc	573,535	8,498
	Severn Trent plc	271,843	8,474
	WM Morrison Supermarkets plc	2,488,800	8,449
	Carnival plc	209,379	8,371
	Travis Perkins plc	281,298	8,121
	Aberdeen Asset Management plc	1,092,799	8,083
	IMI plc	317,678	8,057
	Resolution Ltd.	1,573,631	7,939
	Hammerson plc	816,413	7,879
*	International Consolidated Airlines Group SA (London Shares)	1,141,974	7,810
	Aggreko plc	290,076	7,742
	Rexam plc	899,902	7,545
*	Persimmon plc	334,083	7,414
	Meggitt plc	911,180	7,350
	St. James's Place plc	560,402	7,304
	Petrofac Ltd.	296,949	7,288
	AMEC plc	341,539	7,133
	3i Group plc	1,105,661	7,102
	easyJet plc	253,495	7,014
	Direct Line Insurance Group plc	1,657,920	7,014
	G4S plc	1,744,384	6,964
	Croda International plc	155,674	6,780
	Mondi plc	405,904	6,748
	Barratt Developments plc	1,077,675	6,740
	Cobham plc	1,254,030	6,542
	Taylor Wimpey plc	3,570,692	6,350
	Tate & Lyle plc	530,994	6,295
	London Stock Exchange Group plc	203,306	6,231
	Melrose Industries plc	1,241,074	5,993
	Inmarsat plc	485,869	5,978
	William Hill plc	991,028	5,938
	Schroders plc (Voting Shares)	132,831	5,744
	Coca-Cola HBC AG	222,636	5,642
	Informa plc	685,331	5,597
	John Wood Group plc	409,906	5,435
	Admiral Group plc	228,764	5,402
	Berkeley Group Holdings plc	139,135	5,399
	Antofagasta plc	403,501	5,378
	Drax Group plc	459,583	5,145
	Investec plc	576,721	5,089
	Hargreaves Lansdown plc	256,626	5,080
	Segro plc	838,444	4,962
	Intu Properties plc	976,387	4,824
	ICAP plc	620,244	4,345
	Daily Mail & General Trust plc	312,479	4,307
	Rentokil Initial plc	2,107,049	4,246
	TUI Travel plc	567,948	4,108
	Serco Group plc	571,215	3,256
*	Sports Direct International plc	231,568	3,071
	Fresnillo plc	205,073	2,957
^	Ashmore Group plc	488,835	2,904
	Polyus Gold International Ltd.	851,719	2,662

39

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2014

					Market
					Value
				Shares	($000)
*	Lonmin plc			498,590	2,392
	Polymetal International plc			245,113	2,347
^	Vedanta Resources plc			120,113	1,923
	Schroders plc			55,289	1,822
	CRH plc			55,217	1,608
					3,396,907
Total Common Stocks (Cost $18,392,882)					21,860,110
		Coupon
Temporary Cash Investments (2.8%)[1]
Money Market Fund (2.8%)
5,6	Vanguard Market Liquidity Fund	0.124%		614,903,345	614,903

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
7	Federal Home Loan Bank Discount Notes	0.130%	5/23/14	200	200
7,8	Federal Home Loan Bank Discount Notes	0.125%	5/30/14	1,200	1,200
7	Federal Home Loan Bank Discount Notes	0.070%	6/4/14	600	600
7	Federal Home Loan Bank Discount Notes	0.075%	6/24/14	500	500
7,8	Federal Home Loan Bank Discount Notes	0.090%	8/6/14	2,000	1,999
					4,499
Total Temporary Cash Investments (Cost $619,403)					619,402
Total Investments (102.6%) (Cost $19,012,285)					22,479,512
Other Assets and Liabilities—Net (-2.6%)[6]					(564,674)
Net Assets (100%)					21,914,838

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $570,743,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.6%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the aggregate value of these securities was $24,606,000, representing
0.1% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $604,927,000 of collateral received for securities on loan.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $3,099,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

40

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Australia (4.2%)
	DUET Group	1,441,132	2,910
	Beach Energy Ltd.	1,502,312	2,404
	Primary Health Care Ltd.	550,065	2,404
	carsales.com Ltd.	236,804	2,398
	Spark Infrastructure Group	1,356,209	2,229
	Investa Office Fund	715,356	2,227
	Navitas Ltd.	316,991	2,174
	David Jones Ltd.	592,225	2,170
^	JB Hi-Fi Ltd.	113,294	2,036
*	Aurora Oil & Gas Ltd.	457,389	1,738
^	Monadelphous Group Ltd.	105,733	1,724
	Mineral Resources Ltd.	155,875	1,692
	GrainCorp Ltd. Class A	191,528	1,580
	Qube Holdings Ltd.	745,903	1,545
	Cromwell Property Group	1,597,920	1,472
	G8 Education Ltd.	332,852	1,452
	NIB Holdings Ltd.	556,721	1,425
	Myer Holdings Ltd.	685,870	1,421
	Charter Hall Group	360,787	1,412
	BWP Trust	592,735	1,378
	Super Retail Group Ltd.	142,164	1,346
	Invocare Ltd.	132,791	1,316
	Magellan Financial Group Ltd.	111,092	1,298
	Charter Hall Retail REIT	346,776	1,247
	Domino's Pizza Enterprises Ltd.	67,265	1,241
*	Transpacific Industries Group Ltd.	1,183,517	1,231
	Breville Group Ltd.	143,060	1,222
^	UGL Ltd.	187,439	1,179
	Automotive Holdings Group Ltd.	309,215	1,153
	Ardent Leisure Group	459,063	1,141
	Iress Ltd.	144,965	1,118
^	M2 Group Ltd.	207,887	1,092
	Regis Resources Ltd.	448,215	1,016
	PanAust Ltd.	674,102	1,014
	iiNET Ltd.	149,149	996
	Independence Group NL	239,558	971
	SAI Global Ltd.	242,380	963
	Cardno Ltd.	143,806	937
*	Sandfire Resources NL	169,388	900
^,*	Mesoblast Ltd.	201,707	875
	Seven Group Holdings Ltd.	113,434	869
	Abacus Property Group	381,653	867
	Sigma Pharmaceuticals Ltd.	1,274,085	860
	Western Areas Ltd.	222,183	858
*	AWE Ltd.	549,414	803
*	Senex Energy Ltd.	1,271,783	790
	Bradken Ltd.	188,967	746
*	Aveo Group	389,557	737
	Premier Investments Ltd.	78,088	721
	FlexiGroup Ltd.	191,472	689
	Southern Cross Media Group Ltd.	546,311	654
	Mermaid Marine Australia Ltd.	326,609	651
^,*	Sirius Resources NL	254,259	640
	ARB Corp. Ltd.	55,841	634
	BT Investment Management Ltd.	98,550	615
	Sirtex Medical Ltd.	41,821	614
	Village Roadshow Ltd.	92,195	605
^,*	Drillsearch Energy Ltd.	393,722	590
*	Beadell Resources Ltd.	949,546	585
	Pacific Brands Ltd.	1,229,345	579
*	Karoon Gas Australia Ltd.	249,607	574

41

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Evolution Mining Ltd.	655,833	523
	Northern Star Resources Ltd.	457,884	501
	Mount Gibson Iron Ltd.	719,774	492
*	Roc Oil Co. Ltd.	1,095,937	489
*	Transfield Services Ltd.	537,504	481
*	Steadfast Group Ltd.	331,644	472
	Ainsworth Game Technology Ltd.	119,766	463
*	Mayne Pharma Group Ltd.	582,664	462
	Cabcharge Australia Ltd.	126,581	457
^,*	Syrah Resources Ltd.	126,294	454
*	Papillon Resources Ltd.	371,193	451
	NRW Holdings Ltd.	425,357	445
^	Ausdrill Ltd.	509,302	442
*	Australian Agricultural Co. Ltd.	356,776	425
^,*	Paladin Energy Ltd.	993,458	404
	Tassal Group Ltd.	103,829	401
	Virtus Health Ltd.	57,628	398
	McMillan Shakespeare Ltd.	43,871	397
*	Saracen Mineral Holdings Ltd.	1,272,900	392
	Cedar Woods Properties Ltd.	58,120	391
	Skilled Group Ltd.	150,298	384
	Wotif.com Holdings Ltd.	152,360	379
	Amcom Telecommunications Ltd.	193,528	379
*	Platinum Capital Ltd.	242,158	374
^,*	Virgin Australia Holdings Ltd.	1,085,876	374
	STW Communications Group Ltd.	280,187	368
^,*	Horizon Oil Ltd.	1,034,882	366
^,*	Medusa Mining Ltd.	217,468	365
	Tox Free Solutions Ltd.	113,410	365
	Australian Pharmaceutical Industries Ltd.	675,699	365
	Hills Ltd.	224,358	353
*	Sundance Energy Australia Ltd.	358,111	347
^,*	Lynas Corp. Ltd.	2,124,592	326
	Retail Food Group Ltd.	83,193	324
^,*	Linc Energy Ltd.	339,008	319
*	Energy World Corp. Ltd.	1,178,478	313
	Challenger Diversified Property Group	117,338	299
	MACA Ltd.	149,109	298
^,*	Cudeco Ltd.	169,624	297
	RCR Tomlinson Ltd.	112,269	286
*	Silex Systems Ltd.	167,045	282
	Programmed Maintenance Services Ltd.	105,223	279
*	Tiger Resources Ltd.	837,171	278
	GUD Holdings Ltd.	55,803	278
	Oakton Ltd.	203,982	275
^	Credit Corp. Group Ltd.	32,005	268
*	APN News & Media Ltd.	400,557	264
*	Resolute Mining Ltd.	455,877	258
*	Mineral Deposits Ltd.	131,685	245
*	Technology One Ltd.	102,908	242
	Astro Japan Property Group	67,032	237
*	Sundance Resources Ltd.	2,619,109	220
	Cash Converters International Ltd.	212,154	215
	Thorn Group Ltd.	107,826	215
*	Energy Resources of Australia Ltd.	174,119	214
	Growthpoint Properties Australia Ltd.	92,025	208
	Decmil Group Ltd.	108,517	206
	Sunland Group Ltd.	131,850	205
^	Reject Shop Ltd.	21,920	204
*	Billabong International Ltd.	457,986	203
*	NEXTDC Ltd.	115,462	199
	UXC Ltd.	249,891	196
^,*	Buru Energy Ltd.	178,676	195
	Panoramic Resources Ltd.	313,454	184

42

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	BC Iron Ltd.	44,075	180
*	Emeco Holdings Ltd.	720,007	175
*	Infigen Energy	954,536	164
^,*	Perseus Mining Ltd.	487,089	159
^,*	Troy Resources Ltd.	171,798	157
	SMS Management & Technology Ltd.	43,059	150
*	Macmahon Holdings Ltd.	1,472,493	144
	Webjet Ltd.	54,639	140
*	Silver Lake Resources Ltd.	354,158	136
	Acrux Ltd.	130,179	126
^	Fleetwood Corp. Ltd.	56,264	121
^,*	Starpharma Holdings Ltd.	180,901	120
	Watpac Ltd.	150,993	113
^,*	Kingsgate Consolidated Ltd.	132,156	110
*	Nexus Energy Ltd.	1,906,834	104
^,*	Boart Longyear Ltd.	378,135	101
*	Indophil Resources NL	761,380	99
	Aspen Group	76,280	95
	Imdex Ltd.	139,048	95
*	St. Barbara Ltd.	448,542	90
	Mincor Resources NL	114,012	85
*	ERM Power Ltd.	45,210	77
*	Intrepid Mines Ltd.	297,788	76
*	Kingsrose Mining Ltd.	197,107	74
*	Tap Oil Ltd.	186,680	72
^,*	Coalspur Mines Ltd.	334,093	56
	Crowe Horwath Australasia Ltd.	152,276	52
	Forge Group Ltd.	55,592	47
*	Cape Lambert Resources Ltd.	447,421	42
*	Dart Energy Ltd.	359,795	40
*	Rex Minerals Ltd.	127,504	40
^,*	Gindalbie Metals Ltd.	703,895	38
*	Equatorial Resources Ltd.	71,238	34
*	Kagara Ltd.	274,560	31
*	Galaxy Resources Ltd.	254,475	14
*	Mirabela Nickel Ltd.	669,289	10
*	Virgin Australia Holdings Pvt Ltd	1,276,415	6
*	AJ Lucas Group Ltd.	2,618	2
			99,494
Austria (0.7%)
	Wienerberger AG	126,422	2,347
^	Oesterreichische Post AG	39,705	2,029
	Schoeller-Bleckmann Oilfield Equipment AG	13,049	1,659
	CA Immobilien Anlagen AG	85,719	1,634
	Atrium European Real Estate Ltd.	217,677	1,254
	Flughafen Wien AG	11,145	1,094
*	Mayr Melnhof Karton AG	8,562	1,090
^,*	Conwert Immobilien Invest SE	72,384	1,043
	RHI AG	29,744	1,041
	Zumtobel AG	31,869	663
1	AMAG Austria Metall AG	16,684	574
	Lenzing AG	8,900	568
	S IMMO AG	48,753	385
	Palfinger AG	9,969	369
	EVN AG	26,305	367
	Kapsch TrafficCom AG	4,887	271
			16,388
Belgium (1.3%)
	Ackermans & van Haaren NV	28,755	3,718
*	bpost SA	110,876	2,499
	Cofinimmo	19,186	2,351
	Sofina SA	19,233	2,309
	Arseus NV	30,283	1,715
	NV Bekaert SA	40,887	1,664

43

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
^	Elia System Operator SA/NV	29,560	1,568
^	Befimmo SA	19,521	1,423
	D'ieteren SA/NV	28,078	1,299
^,*	ThromboGenics NV	35,508	1,131
	Gimv NV	20,967	1,087
	Melexis NV	25,852	1,040
*	Warehouses De Pauw SCA	13,115	1,012
	Cie d'Entreprises CFE	8,862	977
	Tessenderlo Chemie NV (Voting Shares)	25,824	791
^	Nyrstar (Voting Shares)	192,480	766
*	AGFA-Gevaert NV	163,982	628
	Sipef SA	7,131	623
	Mobistar SA	31,229	609
	EVS Broadcast Equipment SA	9,558	605
^	Cie Maritime Belge SA	19,345	575
^,*	KBC Ancora	15,276	561
	Barco NV	7,256	541
	Econocom Group	47,718	512
*	RHJ International	94,301	462
	Van de Velde NV	6,914	368
*	Euronav NV	29,210	354
	Wereldhave Belgium NV	1,621	207
*	Ion Beam Applications	13,429	186
*	Intervest Offices & Warehouses	4,222	132
			31,713
Brazil (1.4%)
	Estacio Participacoes SA	269,400	2,885
*	Qualicorp SA	218,352	2,122
	Equatorial Energia SA	126,250	1,153
	Mills Estruturas e Servicos de Engenharia SA	90,578	1,142
	Marcopolo SA Prior Pfd.	577,816	1,060
	Banco do Estado do Rio Grande do Sul SA Prior Pfd.	185,946	1,043
	Cia de Saneamento de Minas Gerais-COPASA	66,598	1,039
	Odontoprev SA	246,627	990
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	61,900	959
*	PDG Realty SA Empreendimentos e Participacoes	1,496,100	919
	Smiles SA	47,493	900
	Diagnosticos da America SA	136,920	812
	Alpargatas SA Prior Pfd.	159,102	785
*	B2W Cia Digital	70,527	784
	Sao Martinho SA	48,400	725
*	Gol Linhas Aereas Inteligentes SA Prior Pfd.	113,000	724
*	Even Construtora e Incorporadora SA	224,022	721
	Gafisa SA	438,982	715
	Aliansce Shopping Centers SA	80,579	665
*	Ez Tec Empreendimentos e Participacoes SA	53,300	654
	Iochpe-Maxion SA	71,950	651
	Iguatemi Empresa de Shopping Centers SA	62,000	617
	Fleury SA	90,156	605
	Direcional Engenharia SA	123,294	602
	Grendene SA	90,064	570
	Magnesita Refratarios SA	245,201	521
*	Marfrig Global Foods SA	271,912	507
	Arezzo Industria e Comercio SA	44,600	499
*	Prumo Logistica SA	938,752	497
	Alupar Investimento SA	70,000	496
	Randon Participacoes SA Prior Pfd.	153,595	496
	JSL SA	83,600	453
	QGEP Participacoes SA	115,400	444
	SLC Agricola SA	57,600	439
	Helbor Empreendimentos SA	128,300	437
	International Meal Co. Holdings SA	52,800	418
	Mahle-Metal Leve SA Industria e Comercio	41,000	405
	Linx SA	18,178	397

44

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Brasil Brokers Participacoes SA	191,600	376
	Santos Brasil Participacoes SA	42,946	344
*	LPS Brasil Consultoria de Imoveis SA	66,806	334
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	78,018	319
	Abril Educacao SA	22,700	290
	Marisa Lojas SA	41,600	281
	Brasil Insurance Participacoes e Administracao SA	61,427	274
	Cia Energetica do Ceara Prior Pfd.	16,642	261
*	Contax Participacoes SA	34,353	259
	Tecnisa SA	78,100	243
*	Brasil Pharma SA	138,900	227
*	Paranapanema SA	136,200	224
*	Rossi Residencial SA	300,115	215
	Magazine Luiza SA	56,100	192
	Sonae Sierra Brasil SA	22,400	181
	Tegma Gestao Logistica	19,900	167
	JHSF Participacoes SA	95,400	155
	Tereos Internacional SA	127,311	102
	Eneva SA	148,400	82
			34,377
Canada (13.7%)
*	Tourmaline Oil Corp.	187,024	9,683
	Gildan Activewear Inc.	132,512	6,774
^	Vermilion Energy Inc.	98,312	6,542
	Methanex Corp.	104,737	6,487
	Open Text Corp.	129,480	6,385
	Keyera Corp.	86,860	5,777
^	Baytex Energy Corp.	138,162	5,751
^	AltaGas Ltd.	133,303	5,680
	Dollarama Inc.	66,155	5,502
	Onex Corp.	96,141	5,491
	Peyto Exploration & Development Corp.	144,306	5,320
^	Enerplus Corp.	219,242	4,863
	Industrial Alliance Insurance & Financial Services Inc.	108,870	4,495
	Precision Drilling Corp.	314,137	4,084
	Atco Ltd.	82,538	4,030
	Constellation Software Inc.	17,436	3,862
^	Pengrowth Energy Corp.	584,299	3,796
	CAE Inc.	283,971	3,749
	Empire Co. Ltd.	58,151	3,678
	Gibson Energy Inc.	135,970	3,630
*	Osisko Mining Corp.	483,656	3,464
^	Veresen Inc.	226,525	3,350
^	Bonavista Energy Corp.	212,047	3,331
	CCL Industries Inc. Class B	36,337	3,304
	MacDonald Dettwiler & Associates Ltd.	41,353	3,207
	Progressive Waste Solutions Ltd.	131,694	3,206
	Aimia Inc.	198,172	3,191
^	Home Capital Group Inc. Class B	75,508	3,190
	West Fraser Timber Co. Ltd.	68,813	3,076
	Canadian Western Bank	89,295	3,026
	H&R REIT	142,437	2,999
*	Athabasca Oil Corp.	395,193	2,935
	Stantec Inc.	48,939	2,900
	ShawCor Ltd.	65,003	2,895
*	Paramount Resources Ltd. Class A	52,388	2,851
^	Whitecap Resources Inc.	215,059	2,837
*	New Gold Inc.	553,728	2,799
	Linamar Corp.	55,235	2,765
	Cineplex Inc.	70,471	2,656
	Davis & Henderson Corp.	89,466	2,591
*	Lundin Mining Corp.	493,427	2,521
^	Ritchie Bros Auctioneers Inc.	100,096	2,501
	TransForce Inc.	113,116	2,470

45

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Trican Well Service Ltd.	166,722	2,388
*	Element Financial Corp.	198,700	2,380
^	Mullen Group Ltd.	85,597	2,321
	Quebecor Inc. Class B	97,338	2,296
	Ensign Energy Services Inc.	142,372	2,241
	WSP Global Inc.	64,397	2,204
	TMX Group Ltd.	41,730	2,198
^	Russel Metals Inc.	72,439	2,131
	Secure Energy Services Inc.	118,554	2,127
	Westshore Terminals Investment Corp.	65,138	2,117
*	Tahoe Resources Inc.	94,662	2,106
*	Celestica Inc.	189,231	2,099
*	B2Gold Corp.	726,351	2,087
	Corus Entertainment Inc. Class B	92,014	2,067
*	Canfor Corp.	90,588	2,055
	Pason Systems Inc.	73,703	2,047
	Pan American Silver Corp.	157,636	2,042
	Capital Power Corp.	87,857	1,973
*	Imax Corp.	76,280	1,955
	HudBay Minerals Inc.	222,670	1,900
^	Trilogy Energy Corp.	67,559	1,849
^	Canadian Energy Services & Technology Corp.	62,600	1,846
	Toromont Industries Ltd.	74,189	1,835
*	Gran Tierra Energy Inc.	250,760	1,793
	Trinidad Drilling Ltd.	158,493	1,773
	FirstService Corp.	35,197	1,737
	Jean Coutu Group PJC Inc. Class A	85,327	1,720
*	Bellatrix Exploration Ltd.	176,600	1,718
*	Detour Gold Corp.	170,870	1,701
^	Superior Plus Corp.	140,810	1,697
	Bonterra Energy Corp.	30,390	1,585
	First Capital Realty Inc.	96,699	1,584
^	Genworth MI Canada Inc.	44,703	1,568
*	Bankers Petroleum Ltd.	279,210	1,521
	Calloway REIT	61,664	1,507
^	Canadian REIT	36,431	1,502
^	Boardwalk REIT	26,468	1,492
	Dundee REIT Class A	56,320	1,484
*	NuVista Energy Ltd.	147,794	1,475
*	Kelt Exploration Ltd.	116,610	1,465
*	Crew Energy Inc.	128,523	1,456
	IAMGOLD Corp.	411,600	1,435
^	Northland Power Inc.	88,298	1,380
	Maple Leaf Foods Inc.	82,039	1,356
	Sherritt International Corp.	320,165	1,355
	RONA Inc.	133,893	1,350
^	Lightstream Resources Ltd.	224,453	1,350
	Enerflex Ltd.	84,711	1,348
	Laurentian Bank of Canada	31,378	1,348
	Alamos Gold Inc.	143,587	1,343
	Algonquin Power & Utilities Corp.	186,661	1,342
*	Birchcliff Energy Ltd.	114,084	1,323
*	Legacy Oil & Gas Inc.	169,300	1,318
^	Parkland Fuel Corp.	69,527	1,288
	Manitoba Telecom Services Inc.	46,016	1,272
	Stella-Jones Inc.	46,485	1,271
	Calfrac Well Services Ltd.	36,650	1,269
^	Emera Inc.	40,823	1,263
	Black Diamond Group Ltd.	39,900	1,254
*	First Majestic Silver Corp.	129,011	1,224
*	ATS Automation Tooling Systems Inc.	91,607	1,187
*	Dominion Diamond Corp.	94,393	1,186
	Cominar REIT	68,132	1,181
	SEMAFO Inc.	307,989	1,152

46

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	North West Co. Inc.	51,159	1,131
^	Allied Properties REIT	35,882	1,120
*	Advantage Oil & Gas Ltd.	174,253	1,103
^	Just Energy Group Inc.	138,802	1,103
	Innergex Renewable Energy Inc.	113,224	1,095
^	AuRico Gold Inc.	262,033	1,090
	Canadian Apartment Properties REIT	56,448	1,083
	Aecon Group Inc.	63,295	1,063
	AGF Management Ltd. Class B	94,963	1,058
	Transcontinental Inc. Class A	71,429	1,041
*	Capstone Mining Corp.	391,677	1,033
	Hudson's Bay Co.	63,900	1,010
	Dorel Industries Inc. Class B	28,086	1,007
	Artis REIT	67,490	983
	Chartwell Retirement Residences	102,898	979
^,*	NovaGold Resources Inc.	275,137	969
	Granite REIT	25,100	967
	Canaccord Genuity Group Inc.	110,261	953
^,*	Westport Innovations Inc.	72,028	944
	Centerra Gold Inc.	175,534	900
*	Avigilon Corp.	37,900	892
	Cott Corp.	108,694	883
^	First National Financial Corp.	40,200	873
^,*	Silver Standard Resources Inc.	88,104	872
*	Torex Gold Resources Inc.	780,604	869
^	Canexus Corp.	195,417	859
	Nevsun Resources Ltd.	229,331	831
*	OceanaGold Corp.	317,209	805
*	BlackPearl Resources Inc.	278,920	784
	Martinrea International Inc.	76,838	774
	Major Drilling Group International Inc.	97,824	769
	Savanna Energy Services Corp.	93,062	755
	Alacer Gold Corp.	312,059	746
	Norbord Inc.	28,534	699
*	Great Canadian Gaming Corp.	50,530	698
*	China Gold International Resources Corp. Ltd.	267,300	688
*	Imperial Metals Corp.	52,202	664
*	Dream Unlimited Corp.	48,330	661
	Cogeco Cable Inc.	11,883	650
*	Argonaut Gold Inc.	172,140	636
	Morguard REIT	41,144	631
*	Dundee Corp. Class A	39,330	574
^	Extendicare Inc.	85,575	526
*	Endeavour Silver Corp.	110,460	505
*	Denison Mines Corp.	368,167	504
	GMP Capital Inc.	66,200	502
^,*	Pretium Resources Inc.	75,600	490
*	Taseko Mines Ltd.	213,370	461
*	Dundee Precious Metals Inc.	132,176	439
^,*	Thompson Creek Metals Co. Inc.	161,015	432
	Wi-Lan Inc.	130,900	402
^	Atlantic Power Corp.	124,074	370
	Torstar Corp. Class B	58,391	348
	Northern Property REIT	13,500	345
^	Silvercorp Metals Inc.	164,393	342
	Cascades Inc.	58,366	342
*	Continental Gold Ltd.	94,200	335
	Sprott Inc.	109,700	325
	Reitmans Canada Ltd. Class A	47,773	290
*	Gran Tierra Energy Inc. (Toronto Shares)	35,000	249
	InnVest REIT	39,343	190
*	Westport Innovations Inc.	7,000	92
*	Torex Gold Resources Inc Warrants	56,907	3
			325,218

47

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
Chile (0.4%)
	Vina Concha y Toro SA	630,825	1,336
	Sonda SA	530,282	1,227
	Parque Arauco SA	562,020	1,006
	Inversiones Aguas Metropolitanas SA	482,977	799
	E.CL SA	601,026	763
	Ripley Corp. SA	1,020,235	663
	Inversiones La Construccion SA	38,290	504
	CFR Pharmaceuticals SA	2,441,572	498
	Administradora de Fondos de Pensiones Habitat SA	351,216	488
	Sociedad Matriz SAAM SA	5,642,437	456
	Sigdo Koppers SA	260,583	424
	Salfacorp SA	474,598	408
*	Forus SA	92,362	390
*	Cia Sud Americana de Vapores SA	7,455,806	355
	Besalco SA	356,875	311
*	Coca-Cola Embonor SA Preference Shares Class B	76,465	141
	Masisa SA	726,651	36
			9,805
China (2.6%)
^,*	Hanergy Solar Group Ltd.	11,971,689	1,719
*	Shunfeng Photovoltaic International Ltd.	1,106,000	1,428
	China Medical System Holdings Ltd.	978,800	1,160
	Skyworth Digital Holdings Ltd.	2,376,497	1,140
	Sinopec Kantons Holdings Ltd.	1,169,962	1,093
^	Tong Ren Tang Technologies Co. Ltd.	371,744	1,074
	Intime Retail Group Co. Ltd.	1,086,937	1,067
^,*	China Modern Dairy Holdings Ltd.	2,402,000	1,031
^	China South City Holdings Ltd.	2,372,000	993
^,*	China High Speed Transmission Equipment Group Co. Ltd.	1,390,000	972
^	China Power International Development Ltd.	2,677,320	964
	Digital China Holdings Ltd.	990,671	918
	Sunny Optical Technology Group Co. Ltd.	777,000	910
	Sunac China Holdings Ltd.	1,713,000	872
	China Shanshui Cement Group Ltd.	1,995,757	772
*	China Resources and Transportation Group Ltd.	17,500,000	770
	Greatview Aseptic Packaging Co. Ltd.	1,211,000	739
^	China Singyes Solar Technologies Holdings Ltd.	500,600	735
	China Suntien Green Energy Corp. Ltd.	2,041,000	691
^	Kaisa Group Holdings Ltd.	2,107,000	670
	China Oil & Gas Group Ltd.	4,040,000	669
^	Tibet 5100 Water Resources Holdings Ltd.	1,637,000	649
^	China Lumena New Materials Corp.	3,950,000	637
*	BYD Electronic International Co. Ltd.	1,029,500	636
*	Coolpad Group Ltd.	1,458,978	633
^	Baoxin Auto Group Ltd.	823,500	624
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	521,000	619
	Lijun International Pharmaceutical Holding Co. Ltd.	1,466,000	601
^,*	Kingdee International Software Group Co. Ltd.	1,951,200	586
	Phoenix Satellite Television Holdings Ltd.	1,635,783	586
	Dah Chong Hong Holdings Ltd.	911,988	581
*	Hua Han Bio-Pharmaceutical Holdings Ltd.	2,764,000	577
	Lao Feng Xiang Co. Ltd. Class B	226,220	561
	Ajisen China Holdings Ltd.	655,408	553
*	China ZhengTong Auto Services Holdings Ltd.	994,000	543
*	North Mining Shares Co. Ltd.	11,470,000	533
	China Overseas Grand Oceans Group Ltd.	887,000	528
	Shenguan Holdings Group Ltd.	1,182,000	506
^,*	Hunan Nonferrous Metal Corp. Ltd.	1,743,223	506
	China Shineway Pharmaceutical Group Ltd.	287,000	504
^	Dongyue Group Ltd.	1,234,000	495
*	China Lesso Group Holdings Ltd.	905,000	482
*	Tech Pro Technology Development Ltd.	948,000	471
	Yashili International Holdings Ltd.	952,000	464

48

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Sinotrans Shipping Ltd.	1,509,190	437
^,*	VODone Ltd.	4,947,566	436
	First Tractor Co. Ltd.	732,832	430
*	China Precious Metal Resources Holdings Co. Ltd.	4,238,000	427
*	Hi Sun Technology China Ltd.	1,977,000	425
	Beijing Capital Land Ltd.	1,246,000	420
	Luthai Textile Co. Ltd. Class B	292,300	414
*	Bloomage Biotechnology Corp. Ltd.	152,500	411
^	NetDragon Websoft Inc.	239,000	409
*	China Traditional Chinese Medicine Co. Ltd.	960,000	406
^,*	China Metal Recycling Holdings Ltd.	332,400	404
*	Glorious Property Holdings Ltd.	2,780,000	399
*	MMG Ltd.	1,700,127	396
	Yuexiu Transport Infrastructure Ltd.	762,000	390
^	Hengdeli Holdings Ltd.	2,021,765	389
	Hilong Holding Ltd.	740,000	387
^,*	Chinasoft International Ltd.	1,312,000	379
	Welling Holding Ltd.	1,203,600	378
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	1,543,417	376
*	Lonking Holdings Ltd.	2,024,313	375
	XTEP International Holdings	920,379	370
	Dalian Port PDA Co. Ltd.	1,556,538	368
	Jiangsu Future Land Co. Ltd. Class B	743,150	368
	Wasion Group Holdings Ltd.	502,000	360
^	Fufeng Group Ltd.	944,606	360
	China Datang Corp. Renewable Power Co. Ltd.	2,673,000	356
	NVC Lighting Holding Ltd.	1,417,000	354
	Hangzhou Steam Turbine Co. Class B	336,912	353
	West China Cement Ltd.	3,216,000	350
	Xingda International Holdings Ltd.	792,000	349
*	Tianjin Development Hldgs Ltd.	426,000	346
*	Interchina Holdings Co.	7,695,000	343
	CPMC Holdings Ltd.	419,000	333
	Changshouhua Food Co. Ltd.	326,000	331
*	China Power New Energy Development Co. Ltd.	6,140,000	326
*	China Huiyuan Juice Group Ltd.	486,500	319
	CIFI Holdings Group Co. Ltd.	1,632,000	310
	Anxin-China Holdings Ltd.	1,900,000	299
	China Water Affairs Group Ltd.	876,000	295
*	Livzon Pharmaceutical Group Inc.	51,500	292
	Chaowei Power Holdings Ltd.	549,000	283
	China Lilang Ltd.	435,000	281
*	Wisdom Holdings Group	556,000	278
	China SCE Property Holdings Ltd.	1,259,000	273
*	China Tian Lun Gas Holdings Ltd.	295,500	273
^	Daphne International Holdings Ltd.	671,996	270
	Fantasia Holdings Group Co. Ltd.	1,986,000	265
	Yuanda China Holdings Ltd.	2,880,000	264
	Tianjin Port Development Holdings Ltd.	1,681,976	263
	Cosco International Holdings Ltd.	626,000	261
	Weiqiao Textile Co.	468,500	261
*	Shanghai Industrial Urban Development Group Ltd.	1,338,000	256
	Tianneng Power International Ltd.	710,000	247
^,*	Comba Telecom Systems Holdings Ltd.	959,175	246
	China National Accord Medicines Corp. Ltd. Class B	52,900	234
	Qingling Motors Co. Ltd.	752,929	231
*	Shougang Concord International Enterprises Co. Ltd.	4,959,116	231
^	Vinda International Holdings Ltd.	155,000	227
*	China WindPower Group Ltd.	3,420,000	226
	C C Land Holdings Ltd.	1,173,000	223
	Shanghai Diesel Engine Co. Ltd. Class B	327,400	223
	Texhong Textile Group Ltd.	297,500	220
*	Great Wall Technology Co. Ltd.	562,000	218
*	Mingfa Group International Co. Ltd.	868,000	217

49

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Shanghai Baosight Software Co. Ltd. Class B	115,670	210
	China Fangda Group Co. Ltd. Class B	436,800	202
	MIE Holdings Corp.	1,070,000	202
	Hubei Sanonda Co. Ltd. Class B	178,600	201
	Huangshan Tourism Development Co. Ltd. Class B	158,500	200
*	Sinolink Worldwide Holdings Ltd.	2,370,000	187
	Powerlong Real Estate Holdings Ltd.	1,193,000	180
	Xiamen International Port Co. Ltd.	1,177,000	175
^	Tiangong International Co. Ltd.	996,000	173
*	China Rare Earth Holdings Ltd.	1,334,000	170
	Huaxin Cement Co. Ltd. Class B	109,100	166
*	HKC Holdings Ltd.	6,008,460	163
*	Chongqing Iron & Steel Co. Ltd.	1,125,500	161
*	TCL Multimedia Technology Holdings Ltd.	471,842	160
*	SGSB Group Co. Ltd. Class B	286,100	158
	Hainan Meilan International Airport Co. Ltd.	166,000	158
	361 Degrees International Ltd.	684,000	157
*	Xinjiang Xinxin Mining Industry Co. Ltd.	844,000	153
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	254,429	147
	Peak Sport Products Co. Ltd.	523,756	147
*	Winsway Coking Coal Holdings Ltd.	3,198,870	145
*	SRE Group Ltd.	4,930,302	141
	Eastern Communications Co. Ltd. Class B	269,950	139
	Chongqing Machinery & Electric Co. Ltd.	1,046,000	135
*	INESA Electron Co. Ltd. Class B	268,933	135
	Minmetals Land Ltd.	1,184,000	133
	Lingbao Gold Co. Ltd.	748,558	133
	Maoye International Holdings Ltd.	923,459	133
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	138,500	126
	Hefei Meiling Co. Ltd. Class B	184,160	116
	Changchai Co. Ltd. Class B	179,100	111
	O-Net Communications Group Ltd.	397,000	103
^	China ITS Holdings Co. Ltd.	531,000	102
^,*	Boshiwa International Holding Ltd.	469,000	102
	China Automation Group Ltd.	566,670	101
	Shenzhen Chiwan Petroleum Class B	47,000	98
	Chen Hsong Holdings	322,000	97
^,*	Hidili Industry International Development Ltd.	815,000	96
*	Sparkle Roll Group Ltd.	1,392,000	95
*	Chengde Nanjiang Co. Ltd. Class B	271,700	95
	Guangdong Provincial Expressway Development Co. Ltd. Class B	299,900	94
*	China Vanadium Titano - Magnetite Mining Co. Ltd.	742,000	91
	Shanghai Yaohua Pilkington Glass Group Co. Ltd.	139,400	88
	Shanghai Highly Group Co. Ltd. Class B	147,000	80
*	Kama Co. Ltd. Class B	171,000	75
*	Jinchuan Group International Resources Co. Ltd.	644,000	74
	Real Nutriceutical Group Ltd.	314,000	67
	Foshan Huaxin Packaging Co. Ltd. Class B	135,000	65
*	China Textile Machinery Class B	80,200	65
*	China High Precision Automation Group Ltd.	401,000	63
*	Shanghai Potevio Co. Ltd. Class B	83,300	60
*	Global Bio-Chem Technology Group Co. Ltd.	1,678,000	58
	Fiyta Holdings Ltd. Class B	73,309	57
*	Shanghai Dajiang Food Group Co. Ltd. Class B	158,400	57
	Dalian Refrigeration Co. Ltd. Class B	57,600	49
*	Shanghai Automation Instrumentation Co. Ltd. Class B	71,500	47
*	Shenzhen International Enterprise Class B	38,200	47
*	Shenzhen Nanshan Power Co. Ltd. Class B	132,150	44
*	China Tontine Wines Group Ltd.	952,000	41
*	Jinshan Development & Construction Co. Ltd. Class B	67,500	40
*	Real Gold Mining Ltd.	239,476	26
*	Chigo Holding Ltd.	1,038,000	24
			61,221

50

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
Colombia (0.1%)
	Banco Davivienda SA Prior Pfd.	102,306	1,457

Czech Republic (0.0%)
	Philip Morris CR AS	310	164

Denmark (1.1%)
*	Jyske Bank A/S	80,934	4,450
	GN Store Nord A/S	180,271	4,355
*	Topdanmark A/S	92,225	2,698
*	Sydbank A/S	82,335	2,196
*	Genmab A/S	52,116	1,942
	NKT Holding A/S	27,944	1,763
	SimCorp A/S	38,444	1,476
*	Royal UNIBREW	8,624	1,342
*	Matas A/S	41,917	1,150
	Spar Nord Bank A/S	91,736	1,033
	ALK-Abello A/S	6,396	887
	Schouw & Co.	12,578	702
*	Bavarian Nordic A/S	18,922	402
	Solar A/S Class B	5,174	358
*	Alm Brand A/S	71,984	350
	D/S Norden A/S	8,002	320
*	Auriga Industries Class B	7,220	267
^,*	Bang & Olufsen A/S	24,421	252
			25,943
Egypt (0.1%)
*	Orascom Telecom Media And Technology Holding SAE	1,850,079	334
*	Medinet Nasr Housing	59,397	268
*	Palm Hills Developments SAE	435,649	255
	Amer Group Holding	1,017,108	255
*	Six of October Development & Investment	66,991	250
	Arab Cotton Ginning	184,483	162
*	Oriental Weavers	23,058	160
*	Egyptian Resorts Co.	494,654	127
	Heliopolis Co. for Housing and Construction SAE	26,698	123
*	Maridive & Oil Services SAE	82,112	85
	Egyptian Financial & Industrial Co.	43,090	73
*	Abu Dhabi Islamic Bank	53,172	58
*	Nile Cotton Ginning	31,192	29
			2,179
Finland (1.7%)
	Elisa Oyj	173,687	5,191
^	Orion Oyj Class B	108,329	3,306
^	Huhtamaki Oyj	118,471	3,115
	Amer Sports Oyj	130,305	2,694
^	Outotec Oyj	210,804	2,363
	Tieto Oyj	85,326	2,335
	Konecranes Oyj	65,545	2,116
	Cargotec Oyj Class B	44,236	1,977
^,*	Outokumpu Oyj	5,706,012	1,746
	Caverion Corp.	143,344	1,592
^	YIT Oyj	144,020	1,481
	Sponda Oyj	273,363	1,410
	Kemira Oyj	89,336	1,366
	Uponor Oyj	67,068	1,329
*	Rautaruukki Oyj	87,305	1,088
	Metsa Board Oyj	221,233	1,036
	Citycon Oyj	257,607	967
	Ramirent Oyj	83,738	939
	Raisio plc	131,642	861
^	Sanoma Oyj	106,658	718
	Lassila & Tikanoja Oyj	30,573	595
	Cramo Oyj	25,473	569

51

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Stockmann OYJ Abp Class B	32,328	459
	F-Secure Oyj	118,532	400
*	Finnair Oyj	77,235	322
*	Oriola-KD Oyj	81,211	269
	HKScan Oyj	22,851	121
			40,365
France (2.9%)
^	Ingenico	49,522	4,321
	Teleperformance	64,789	3,716
^	Neopost SA	39,171	3,217
	Orpea	42,725	3,108
*	Faurecia	67,473	3,037
	Eurofins Scientific SE	9,177	2,548
	Rubis SCA	34,864	2,483
*	Technicolor SA	293,697	2,196
	Havas SA	272,345	2,168
*	Plastic Omnium SA	62,350	2,122
*	UBISOFT Entertainment	110,101	2,055
	Nexans SA	36,250	2,041
*	Korian-Medica	47,055	1,766
	Etablissements Maurel et Prom	98,772	1,762
	Bourbon SA	48,071	1,586
	Metropole Television SA	73,427	1,574
	IPSOS	39,723	1,543
*	Vicat	17,519	1,520
	Altran Technologies SA	133,683	1,457
^	Eramet	9,911	1,293
	Alten SA	25,272	1,291
	Nexity SA	27,580	1,237
	Rallye SA	23,941	1,218
	Virbac SA	5,063	1,214
	Mercialys SA	44,829	1,031
	Saft Groupe SA	27,120	965
*	GameLoft SE	86,985	864
	Sartorius Stedim Biotech	4,424	841
	Vilmorin & Cie SA	6,165	814
	Groupe Steria SCA	26,356	742
	Sopra Group SA	6,218	716
	LISI	4,236	687
*	SOITEC	212,797	643
	Boiron SA	7,420	626
*	Beneteau SA	35,280	611
*	FFP	8,455	578
	ALBIOMA	20,640	576
	April	23,569	563
	Derichebourg SA	142,793	557
	Societe d'Edition de Canal &	62,415	549
*	Club Mediterranee SA	20,870	544
	Ciments Francais SA	4,617	497
	Faiveley Transport SA	5,908	487
*	Groupe Fnac	9,706	464
	MPI	77,028	462
	Bonduelle S.C.A.	15,840	459
	Societe de la Tour Eiffel	5,937	428
	Mersen	13,125	420
	Jacquet Metal Service	18,428	395
*	Burelle SA	351	378
*	Bull	64,342	342
*	Boursorama	18,049	302
	Esso SA Francaise	4,789	262
	Assystem	7,796	251
*	Trigano SA	8,932	247
^,*	Solocal Group	107,918	246
*	Parrot SA	7,881	241

52

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Stallergenes SA	2,818	223
	Guerbet	4,184	199
	Seche Environnement SA	4,332	191
*	Haulotte Group SA	9,244	177
	Manitou BF SA	9,233	175
	GL Events	5,304	134
^	Maisons France Confort	2,157	105
	Union Financiere de France BQE SA	3,200	92
*	Etablissements Maurel et Prom Warrants Exp. 06/30/2014	38,916	7
			69,564
Germany (3.9%)
	Wirecard AG	125,645	5,293
	Freenet AG	117,550	4,071
	LEG Immobilien AG	55,304	3,690
	Stada Arzneimittel AG	69,051	3,011
	Aurubis AG	50,781	2,713
	Leoni AG	36,045	2,687
*	GAGFAH SA	167,693	2,652
*	MorphoSys AG	29,857	2,561
	Deutsche Euroshop AG	51,099	2,464
	Rhoen Klinikum AG	75,319	2,432
*	Gerresheimer AG	35,794	2,430
*	Aareal Bank AG	51,036	2,320
	DMG MORI SEIKI AG	67,842	2,138
	Wincor Nixdorf AG	30,224	1,980
	Norma Group SE	35,183	1,846
	TAG Immobilien AG	144,061	1,832
^	Salzgitter AG	42,746	1,816
^	Drillisch AG	47,014	1,755
*	Dialog Semiconductor plc	69,058	1,749
^	SGL Carbon SE	51,419	1,712
*	KION Group AG	35,142	1,664
*	Aixtron SE	103,062	1,641
*	Kloeckner & Co. SE	104,228	1,580
^	KUKA AG	30,350	1,556
	Krones AG	15,717	1,505
	Gerry Weber International AG	28,397	1,500
	Rational AG	4,505	1,439
	Jungheinrich AG Prior Pfd.	18,509	1,378
	Pfeiffer Vacuum Technology AG	10,987	1,307
	Bechtle AG	14,535	1,293
	ElringKlinger AG	31,380	1,267
*	Duerr AG	15,788	1,249
	Sartorius AG Prior Pfd.	9,323	1,214
	CTS Eventim AG	18,788	1,197
*	Nordex SE	70,042	1,121
	Vossloh AG	10,621	1,050
	Alstria Office REIT-AG	75,540	1,043
	BayWa AG	16,422	932
	KWS Saat AG	2,584	924
	Indus Holding AG	19,488	915
	Biotest AG Prior Pfd.	6,804	897
*	Deutz AG	104,877	877
^	Rheinmetall AG	12,837	855
	Jenoptik AG	49,626	828
	Bertrandt AG	5,234	793
	Aurelius AG	20,967	779
	Draegerwerk AG & Co. KGaA Prior Pfd.	6,336	750
	Takkt AG	35,267	715
	Grenkeleasing AG	6,701	702
	KSB AG Prior Pfd.	1,085	693
	Sixt SE Prior Pfd.	20,520	664
*	CompuGroup Medical AG	24,039	641
^,*	Heidelberger Druckmaschinen AG	166,658	529

53

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Sixt SE	12,820	518
	Wacker Neuson SE	26,538	505
	GFK SE	9,411	486
	Carl Zeiss Meditec AG	15,332	467
	Kontron AG	64,059	447
	CAT Oil AG	20,245	425
	Hamburger Hafen und Logistik AG	16,872	409
	Bauer AG	15,649	407
	SMA Solar Technology AG	9,468	396
*	DIC Asset AG	36,039	355
*	Patrizia Immobilien AG	25,654	303
	QSC AG	56,381	290
	Draegerwerk AG & Co. KGaA	2,797	287
	Comdirect Bank AG	23,542	271
	Deutsche Beteiligungs AG	9,994	269
*	H&R AG	22,324	222
^	Delticom AG	3,695	176
^,*	Air Berlin plc	63,732	153
	CropEnergies AG	10,226	67
			93,103
Greece (0.6%)
	OPAP SA	230,111	3,675
	Public Power Corp. SA	117,150	1,773
*	JUMBO SA	107,656	1,742
*	Titan Cement Co. SA	49,623	1,565
*	Folli Follie SA	37,028	1,285
	Hellenic Exchanges SA	63,027	743
	Motor Oil Hellas Corinth Refineries SA	58,459	738
*	Mytilineos Holdings SA	82,399	736
*	Ellaktor SA	107,389	567
	Athens Water Supply & Sewage Co. SA	35,763	462
	Metka SA	24,922	447
	Eurobank Properties Real Estate Investment Co.	30,426	352
*	Marfin Investment Group Holdings SA	476,822	330
	Intralot SA-Integrated Lottery Systems & Services	99,887	290
*	Frigoglass SA	33,992	197
*	TT Hellenic Postbank SA	44,448	10
			14,912
Hong Kong (1.6%)
	NagaCorp Ltd.	1,570,228	1,431
*	Citic 21CN Co. Ltd.	2,407,876	1,343
	Vitasoy International Holdings Ltd.	893,908	1,227
	Yingde Gases Group Co. Ltd.	1,158,000	1,169
	Pacific Basin Shipping Ltd.	1,950,766	1,138
	Luk Fook Holdings International Ltd.	379,000	1,076
	Stella International Holdings Ltd.	423,591	1,045
	Giordano International Ltd.	1,381,735	929
	Minth Group Ltd.	576,219	908
^	Truly International Holdings Ltd.	1,341,000	906
^	REXLot Holdings Ltd.	8,279,448	878
	K Wah International Holdings Ltd.	1,225,000	817
*	Sinopoly Battery Ltd.	11,840,080	735
*	G-Resources Group Ltd.	26,061,190	719
	Landing International Development Ltd.	9,425,000	694
	Anton Oilfield Services Group	1,032,000	685
	Ju Teng International Holdings Ltd.	892,000	661
	Value Partners Group Ltd.	1,022,000	659
^	Summit Ascent Holdings Ltd.	428,000	648
^	Newocean Energy Holdings Ltd.	976,000	645
	Chow Sang Sang Holdings International Ltd.	259,565	638
*	COFCO Land Holdings Ltd.	2,702,000	624
	Pacific Textiles Holdings Ltd.	490,000	623
	SITC International Holdings Co. Ltd.	1,334,000	589
	TCL Communication Technology Holdings Ltd.	534,542	572

54

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Yuexiu REIT	1,096,000	518
	Goodbaby International Holdings Ltd.	883,000	485
^,*	Xinchen China Power Holdings Ltd.	887,000	481
*	Langham Hospitality Investments and Langham Hospitality Investments Ltd.	952,879	472
	CITIC Telecom International Holdings Ltd.	1,350,004	468
	Man Wah Holdings Ltd.	276,800	455
	Springland International Holdings Ltd.	1,149,000	452
	Trinity Ltd.	1,746,000	449
*	SPT Energy Group Inc.	807,000	439
	Varitronix International Ltd.	386,000	427
^	Honghua Group Ltd.	1,799,000	426
	TCC International Holdings Ltd.	859,000	421
	Singamas Container Holdings Ltd.	1,917,960	416
^	SmarTone Telecommunications Holdings Ltd.	396,730	409
	New World Department Store China Ltd.	846,966	397
	Sunlight REIT	1,000,000	394
^,*	Yanchang Petroleum International Ltd.	7,630,000	380
	Far East Consortium International Ltd.	1,053,858	380
*	China Public Procurement Ltd.	7,352,000	370
	Prosperity REIT	1,231,000	364
	SOCAM Development Ltd.	290,725	354
*	APT Satellite Holdings Ltd.	279,000	350
^,*	Sino Oil And Gas Holdings Ltd.	12,045,000	335
^,*	Lung Cheong International Holdings Ltd.	2,942,000	330
	Ports Design Ltd.	680,592	324
	Emperor Watch & Jewellery Ltd.	4,230,000	317
	Microport Scientific Corp.	457,000	310
*	Lai Sun Development	12,085,000	283
*	Louis XIII Holdings Ltd.	280,500	279
	AMVIG Holdings Ltd.	764,000	278
^,*	United Laboratories International Holdings Ltd.	430,500	278
^,*	United Photovoltaics Group Ltd.	3,454,000	272
*	Liu Chong Hing Investment	138,000	265
	HKR International Ltd.	634,400	260
	Regal Hotels International Holdings Ltd.	414,000	240
	Road King Infrastructure Ltd.	257,346	237
	Dickson Concepts International Ltd.	390,438	235
^	Midland Holdings Ltd.	514,000	216
	Polytec Asset Holdings Ltd.	1,440,000	212
	China Aerospace International Holdings Ltd.	1,978,000	197
	Yip's Chemical Holdings Ltd.	272,000	193
^,*	Silver base Group Holdings Ltd.	1,234,475	162
^,*	Sunshine Oilsands Ltd.	1,555,000	161
*	L'sea Resources International Holdings Ltd.	3,050,000	156
	TPV Technology Ltd.	876,000	146
*	Inspur International Ltd.	736,000	129
*	China Merchants Land Ltd.	968,000	124
	EVA Precision Industrial Holdings Ltd.	696,000	117
*	Hong Kong Television Network Ltd.	405,000	116
	IT Ltd.	412,000	112
	Henderson Investment Ltd.	1,405,000	109
*	Neo-Neon Holdings Ltd.	591,500	107
*	CST Mining Group Ltd.	15,432,000	101
*	Mongolia Energy Corp. Ltd.	3,603,000	76
*	Heng Tai Consumables Group Ltd.	3,480,750	64
	China Environmental Energy Investment Ltd.	2,892,000	56
*	Mongolian Mining Corp.	662,000	55
*	PetroAsian Energy Holdings Ltd.	3,380,000	54
*	Chong Hing Bank Ltd.	13,800	48
*	China Household Holdings Ltd.	1,625,000	47
	Oriental Press Group	262,000	29
*	Shenglong PV-Tech Investment Co. Ltd.	44,660	1
			37,697

55

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
India (1.5%)
	Aurobindo Pharma Ltd.	143,003	1,361
	Apollo Hospitals Enterprise Ltd.	83,885	1,246
	LIC Housing Finance Ltd.	266,701	1,161
	UPL Ltd.	238,726	1,063
	Indiabulls Housing Finance Ltd.	206,925	1,027
	Motherson Sumi Systems Ltd.	226,629	956
	Marico Ltd.	253,952	860
	Mindtree Ltd.	35,593	837
	Havells India Ltd.	52,871	817
	Eicher Motors Ltd.	7,147	735
*	Pidilite Industries Ltd.	129,309	684
*	Federal Bank Ltd.	437,320	657
	Jammu & Kashmir Bank Ltd.	22,307	621
	Apollo Tyres Ltd.	225,464	597
*	Jubilant Foodworks Ltd.	34,638	544
	Bajaj Finserv Ltd.	38,799	535
	ING Vysya Bank Ltd.	55,914	525
	Bajaj Finance Ltd.	16,643	516
	Arvind Ltd.	164,332	501
	Page Industries Ltd.	5,158	497
	MAX India Ltd.	137,997	489
	Petronet LNG Ltd.	199,658	480
	Emami Ltd.	60,451	477
	CESC Ltd.	62,212	470
	Ipca Laboratories Ltd.	32,735	454
	Biocon Ltd.	57,919	453
	Britannia Industries Ltd.	30,250	434
	Amtek Auto Ltd.	147,122	425
	Torrent Pharmaceuticals Ltd.	43,585	418
	Tata Global Beverages Ltd.	165,766	412
	Indian Hotels Co. Ltd.	332,369	397
	Thermax Ltd.	32,338	394
	Bhushan Steel Ltd.	51,363	380
	Hexaware Technologies Ltd.	145,401	366
*	MRF Ltd.	1,054	359
	Voltas Ltd.	133,317	346
	Berger Paints India Ltd.	85,174	344
*	Just Dial Ltd.	17,558	344
*	Housing Development & Infrastructure Ltd.	297,978	340
	Jain Irrigation Systems Ltd.	249,031	338
	Sundaram Finance Ltd.	28,025	335
*	Suzlon Energy Ltd.	1,486,189	322
	IFCI Ltd.	715,531	303
	L&T Finance Holdings Ltd.	276,199	294
	Indian Overseas Bank	281,582	289
	South Indian Bank Ltd.	753,626	288
	Coromandel International Ltd.	78,364	285
*	Oberoi Realty Ltd.	82,794	284
*	Hathway Cable & Datacom Ltd.	67,087	273
	Engineers India Ltd.	69,398	263
	Polaris Financial Technology Ltd.	88,447	262
	Syndicate Bank	144,831	248
	Indiabulls Real Estate Ltd.	234,345	243
	Videocon Industries Ltd.	88,639	236
*	Sun Pharma Advanced Research Co. Ltd.	80,312	228
	Strides Arcolab Ltd.	24,786	214
	India Infoline Ltd.	157,859	209
	Sobha Developers Ltd.	33,742	208
	IRB Infrastructure Developers Ltd.	108,643	207
	McLeod Russel India Ltd.	45,274	203
	TVS Motor Co. Ltd.	121,091	192
*	Dish TV India Ltd.	243,226	190
	Gujarat Gas Co. Ltd.	28,068	177

56

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	The Ramco Cements Ltd.	49,129	176
	Karnataka Bank Ltd.	86,492	176
	Gateway Distriparks Ltd.	59,349	174
	PTC India Ltd.	152,703	169
	UCO Bank	125,897	160
	Indian Bank	72,586	156
	Jindal Saw Ltd.	166,808	155
	Gujarat State Petronet Ltd.	128,117	155
	Welspun Corp. Ltd.	112,757	153
	Gujarat Mineral Development Corp. Ltd.	69,409	152
	Future Retail Ltd.	68,249	149
	CMC Ltd.	6,256	149
*	Jet Airways India Ltd.	35,377	147
	Sintex Industries Ltd.	191,650	146
	Central Bank Of India	158,386	140
	Indraprastha Gas Ltd.	28,904	137
	Shree Renuka Sugars Ltd.	360,673	131
	Alstom India Ltd.	17,227	131
	Allahabad Bank	77,424	129
	Andhra Bank	115,901	129
	Radico Khaitan Ltd.	72,936	128
	India Cements Ltd.	105,695	120
	Rolta India Ltd.	93,332	116
	Balrampur Chini Mills Ltd.	122,782	116
*	Pipavav Defence & Offshore Engineering Co. Ltd.	140,055	111
	NCC Ltd.	128,432	107
	Century Textiles & Industries Ltd.	19,210	107
	Raymond Ltd.	20,579	106
	SREI Infrastructure Finance Ltd.	177,118	98
*	Bajaj Hindusthan Ltd.	325,470	96
	Financial Technologies India Ltd.	18,072	95
	Chambal Fertilizers & Chemicals Ltd.	133,715	90
*	Punj Lloyd Ltd.	166,563	81
	Multi Commodity Exchange of India Ltd.	8,774	78
	Gujarat State Fertilisers & Chemicals Ltd.	82,282	75
	Vijaya Bank	99,615	68
*	Hindustan Construction Co. Ltd.	199,564	63
*	IVRCL Ltd.	254,830	61
*	Lanco Infratech Ltd.	462,657	57
*	Shipping Corp. of India Ltd.	62,424	44
*	Gujarat NRE Coke Ltd.	249,119	44
*	Nagarjuna Fertilizers & Chemicals Ltd.	233,445	44
	Bombay Dyeing & Manufacturing Co. Ltd.	42,640	41
*	Tata Teleservices Maharashtra Ltd.	275,959	41
*	Parsvnath Developers Ltd.	98,992	40
*	Marico Kaya Enterprises Ltd.	4,603	10
*	Welspun Enterprises Ltd.	3,802	—
			34,664
Indonesia (0.8%)
	Lippo Karawaci Tbk PT	21,536,218	1,997
	Tower Bersama Infrastructure Tbk PT	2,091,700	1,178
	Summarecon Agung Tbk PT	12,002,168	1,157
	Bumi Serpong Damai PT	7,724,349	1,046
	Ciputra Development Tbk PT	11,859,200	1,044
*	Trada Maritime Tbk PT	6,488,200	1,033
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	10,803,400	901
	MNC Investama Tbk PT	28,416,330	756
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,419,725	727
*	Matahari Putra Prima Tbk PT	3,014,200	724
	AKR Corporindo Tbk PT	1,619,100	668
	Alam Sutera Realty Tbk PT	13,174,900	607
*	Citra Marga Nusaphala Persada Tbk PT	1,921,500	577
	Bank Tabungan Negara Persero Tbk PT	5,352,170	536
*	Ace Hardware Indonesia Tbk PT	7,855,400	507

57

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Holcim Indonesia Tbk PT	2,049,577	505
*	Energi Mega Persada Tbk PT	54,645,500	446
	Medco Energi Internasional Tbk PT	1,752,671	418
*	Bumi Resources Tbk PT	23,167,600	410
*	Arwana Citramulia Tbk PT	4,783,800	408
	Pakuwon Jati Tbk PT	13,160,168	401
	Mitra Adiperkasa Tbk PT	709,300	392
	Ramayana Lestari Sentosa Tbk PT	3,183,500	353
	Wijaya Karya Persero Tbk PT	1,775,000	349
	Timah Persero Tbk PT	2,161,820	281
*	Garuda Indonesia Persero Tbk PT	6,910,264	276
	Surya Semesta Internusa Tbk PT	3,429,500	247
	Bisi International PT	4,622,020	247
	Gajah Tunggal Tbk PT	1,340,000	223
	Harum Energy Tbk PT	976,100	200
	Intiland Development Tbk PT	4,902,000	193
*	Agis Tbk PT	4,733,000	185
	Salim Ivomas Pratama Tbk PT	2,119,500	184
	Agung Podomoro Land Tbk PT	6,369,500	145
	Sampoerna Agro PT	545,500	116
*	Krakatau Steel Persero Tbk PT	2,114,000	91
	Indika Energy Tbk PT	1,327,939	71
*	Bakrie Telecom Tbk PT	13,034,573	56
			19,655
Ireland (0.5%)
	Kingspan Group plc	187,223	3,528
	Paddy Power plc	40,541	3,128
	Glanbia plc	193,268	2,887
	C&C Group plc	359,217	2,137
	FBD Holdings plc	25,902	625
	Aer Lingus Group plc	136,095	287
	C&C Group plc	11,196	67
			12,659
Israel (0.3%)
	Alony Hetz Properties & Investments Ltd.	82,014	587
*	Nova Measuring Instruments Ltd.	51,548	531
	Ituran Location and Control Ltd.	19,255	465
*	Nitsba Holdings 1995 Ltd.	29,760	457
*	Allot Communications Ltd.	30,822	400
	Menorah Mivtachim Holdings Ltd.	30,185	362
*	Evogene Ltd.	20,089	354
*	Mazor Robotics Ltd.	39,132	354
*	Tower Semiconductor Ltd.	43,681	341
	Phoenix Holdings Ltd.	91,613	340
*	Jerusalem Oil Exploration	7,789	334
*	Airport City Ltd.	31,539	322
*	Kamada Ltd.	19,901	289
	Amot Investments Ltd.	87,438	287
	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	4,986	258
*	Africa Israel Investments Ltd.	109,166	239
	Reit 1 Ltd.	90,323	237
*	Naphtha Israel Petroleum Corp. Ltd.	30,682	230
	Jerusalem Economy Ltd.	21,043	210
	Norstar Holdings Inc.	7,407	199
*	AudioCodes Ltd.	35,741	195
	Elco Holdings Ltd.	16,380	184
*	Africa Israel Properties Ltd.	10,135	180
	Electra Ltd.	1,217	176
*	Discount Investment Corp.	17,081	157
*	Gilat Satellite Networks Ltd.	32,140	155
*	Hadera Paper Ltd.	1,743	87
	Property & Building Corp.	1,263	86
*	Ceragon Networks Ltd.	20,084	53

58

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Babylon Ltd.	23,335	33
			8,102
Italy (3.1%)
*	Banca Popolare dell'Emilia Romagna SC	381,461	4,397
^,*	Banca Popolare di Milano Scarl	3,707,398	3,749
^,*	Banca Monte dei Paschi di Siena SPA	10,850,957	3,627
*	UnipolSai SPA	942,964	3,470
	Azimut Holding SPA	100,572	3,140
^	Banca Popolare di Sondrio SCARL	347,910	2,499
*	Yoox SPA	60,627	2,177
^	Tod's SPA	15,189	2,128
	Unipol Gruppo Finanziario SPA Prior Pfd.	321,027	2,122
	Recordati SPA	115,974	2,030
	Banca Generali SPA	62,295	1,961
	A2A SPA	1,578,951	1,932
*	World Duty Free SPA	142,750	1,918
	Hera SPA	626,836	1,847
	Unipol Gruppo Finanziario SPA	249,020	1,804
	Societa Cattolica di Assicurazioni SCRL	59,033	1,460
	Ansaldo STS SPA	124,063	1,379
*	Autogrill SPA	143,198	1,375
*	Sorin SPA	439,701	1,342
^,*	Banca Piccolo Credito Valtellinese Scarl	552,584	1,319
	Interpump Group SPA	88,904	1,260
	Danieli & C Officine Meccaniche SPA	50,084	1,200
	Brembo SPA	31,295	1,157
	ERG SPA	65,797	1,136
	DiaSorin SPA	25,706	1,061
	De'Longhi SPA	48,530	1,055
	Ei Towers SPA	17,878	1,017
	Credito Emiliano SPA	92,988	953
	Societa Iniziative Autostradali e Servizi SPA	78,847	938
^	Beni Stabili SPA	1,025,659	917
^	Italcementi SPA	73,632	895
^	Piaggio & C SPA	211,028	873
	Iren SPA	499,163	848
	Italcementi SPA RSP	103,364	805
	ACEA SPA	53,668	770
	MARR SPA	38,499	746
*	Italmobiliare SPA	23,819	738
*	Safilo Group SPA	32,015	731
	ASTM SPA	40,949	694
*	CIR-Compagnie Industriali Riunite SPA	422,593	652
^	Brunello Cucinelli SPA	21,931	631
	Astaldi SPA	51,723	561
	Indesit Co. SPA	39,115	559
^	RCS MediaGroup SPA	238,114	547
^,*	Banca Carige SPA	690,436	510
	Industria Macchine Automatiche SPA	10,241	504
	Amplifon SPA	76,629	500
	Cementir Holding SPA	51,239	488
^,*	Saras SPA	245,561	426
	Trevi Finanziaria Industriale SPA	36,788	424
	Danieli & C Officine Meccaniche SPA	10,325	371
^	Geox SPA	83,231	362
^,*	UnipolSai SPA	96,081	358
*	Cofide SPA	431,222	322
	Esprinet SPA	24,928	273
*	Arnoldo Mondadori Editore SPA	143,206	265
*	Sogefi SPA	40,379	257
	Immobiliare Grande Distribuzione	137,841	256
*	Gruppo Editoriale L'Espresso SPA	95,893	221
*	Falck Renewables SPA	97,198	186
*	Italmobiliare SPA	3,975	181

59

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Zignago Vetro SPA	20,621	170
*	DeA Capital SPA	54,287	101
*	Juventus Football Club SPA	290,159	99
^,*	Fiera Milano SPA	8,283	85
			72,779
Japan (12.1%)
	Nankai Electric Railway Co. Ltd.	558,000	2,164
	Zenkoku Hosho Co. Ltd.	73,700	1,651
	Topcon Corp.	85,746	1,495
	Toho Holdings Co. Ltd.	72,618	1,464
	Horiba Ltd.	41,814	1,445
*	Leopalace21 Corp.	277,600	1,436
	Nihon Kohden Corp.	34,981	1,433
	Duskin Co. Ltd.	75,360	1,393
	Tsubakimoto Chain Co.	185,250	1,322
	Nifco Inc.	46,608	1,302
	Tadano Ltd.	91,407	1,292
^	Accordia Golf Co. Ltd.	99,500	1,276
	Toyo Tire & Rubber Co. Ltd.	171,000	1,275
	Nippon Konpo Unyu Soko Co. Ltd.	74,300	1,255
	SHO-BOND Holdings Co. Ltd.	27,600	1,244
	United Arrows Ltd.	31,567	1,221
	ADEKA Corp.	110,755	1,217
	Oki Electric Industry Co. Ltd.	614,506	1,203
	Nippon Shinyaku Co. Ltd.	68,271	1,203
	Tokuyama Corp.	414,050	1,201
	Sanwa Holdings Corp.	193,637	1,183
	Okumura Corp.	258,213	1,180
	OSG Corp.	73,094	1,178
	Toagosei Co. Ltd.	279,584	1,170
*	Ulvac Inc.	57,500	1,090
	HIS Co. Ltd.	39,000	1,082
	Sanken Electric Co. Ltd.	155,069	1,080
	NOF Corp.	154,202	1,069
	Nachi-Fujikoshi Corp.	169,742	1,050
	Maeda Corp.	140,306	1,044
	UACJ Corp.	263,852	1,044
	J Trust Co. Ltd.	96,500	1,040
^	Zensho Holdings Co. Ltd.	102,461	1,036
	Kyowa Exeo Corp.	79,790	1,032
	Iwatani Corp.	175,740	1,031
	IT Holdings Corp.	66,200	1,026
	Penta-Ocean Construction Co. Ltd.	313,500	1,025
	Aica Kogyo Co. Ltd.	48,444	1,013
	Ogaki Kyoritsu Bank Ltd.	374,000	1,010
	Wacom Co. Ltd.	154,200	1,008
*	Kenedix Inc.	290,300	1,003
	Arcs Co. Ltd.	49,500	993
	Hanwa Co. Ltd.	248,415	972
	Kanamoto Co. Ltd.	30,600	961
	Fuyo General Lease Co. Ltd.	27,649	951
	Miura Co. Ltd.	33,118	941
	Hazama Ando Corp.	213,000	940
	IBJ Leasing Co. Ltd.	41,001	938
	Ship Healthcare Holdings Inc.	27,200	928
	Saibu Gas Co. Ltd.	362,734	909
	Tokyo Dome Corp.	203,000	909
	Daio Paper Corp.	86,454	907
	Tokyo Ohka Kogyo Co. Ltd.	39,573	905
	Inaba Denki Sangyo Co. Ltd.	29,315	900
	Meidensha Corp.	216,919	898
	Nishimatsu Construction Co. Ltd.	247,000	889
	Kiyo Bank Ltd.	74,996	882
	Daifuku Co. Ltd.	74,961	864

60

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Nippon Seiki Co. Ltd.	49,250	861
	Nihon Parkerizing Co. Ltd.	39,396	859
	Nitto Boseki Co. Ltd.	204,784	855
	Nippon Gas Co. Ltd.	51,400	851
	Fuji Oil Co. Ltd.	62,798	848
	Nippon Soda Co. Ltd.	152,587	848
	Enplas Corp.	14,753	848
	Sumitomo Warehouse Co. Ltd.	174,208	845
	GMO internet Inc.	95,382	843
	Ryosan Co. Ltd.	39,579	837
	Tokyo Seimitsu Co. Ltd.	49,623	836
	Fuji Machine Manufacturing Co. Ltd.	94,000	831
*	Sumitomo Mitsui Construction Co. Ltd.	805,200	829
	Nippon Light Metal Holdings Co. Ltd.	582,923	822
	MOS Food Services Inc.	41,210	821
	Heiwa Real Estate Co. Ltd.	52,272	821
	Fujitec Co. Ltd.	70,600	814
	Shinmaywa Industries Ltd.	91,500	808
	Noritz Corp.	45,235	804
	Kokuyo Co. Ltd.	104,900	802
*	Pacific Metals Co. Ltd.	172,000	800
	Bank of Okinawa Ltd.	19,004	797
	NET One Systems Co. Ltd.	97,600	794
	Kureha Corp.	167,338	791
^	Kadokawa Corp.	24,050	790
	Toyo Ink SC Holdings Co. Ltd.	193,151	788
	Sankyu Inc.	206,014	785
	Sangetsu Co. Ltd.	30,332	782
	Daibiru Corp.	77,443	773
	Miyazaki Bank Ltd.	251,932	770
	Morinaga Milk Industry Co. Ltd.	204,678	764
	DCM Holdings Co. Ltd.	112,088	758
	Mandom Corp.	21,547	757
	Megmilk Snow Brand Co. Ltd.	56,526	750
	Hitachi Kokusai Electric Inc.	65,542	749
	Nichi-iko Pharmaceutical Co. Ltd.	48,150	747
	Doutor Nichires Holdings Co. Ltd.	41,237	739
	Hitachi Zosen Corp.	150,420	738
	Okabe Co. Ltd.	53,600	737
^	Dwango Co. Ltd.	26,300	734
	Daiseki Co. Ltd.	45,987	733
^	Welcia Holdings Co. Ltd.	12,100	732
	Komori Corp.	57,300	729
	Nippon Flour Mills Co. Ltd.	130,459	728
	TSI Holdings Co. Ltd.	107,700	726
	Bank of Iwate Ltd.	16,324	725
	Nissin Kogyo Co. Ltd.	39,209	724
	Itoham Foods Inc.	158,000	716
	Aida Engineering Ltd.	74,300	709
^,*	Kumagai Gumi Co. Ltd.	274,000	709
	Yodogawa Steel Works Ltd.	178,113	702
	Kanematsu Corp.	454,000	699
	Japan Aviation Electronics Industry Ltd.	41,000	698
	Avex Group Holdings Inc.	37,600	696
	Meitec Corp.	25,946	691
	Yamanashi Chuo Bank Ltd.	159,311	690
	Mitsumi Electric Co. Ltd.	107,400	688
*	Pioneer Corp.	318,013	687
	TOMONY Holdings Inc.	160,900	684
	HI-LEX Corp.	27,500	680
	Makino Milling Machine Co. Ltd.	90,901	677
	Toho Bank Ltd.	201,664	675
	Relo Holdings Inc.	12,300	674
	Nihon M&A Center Inc.	28,800	673

61

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Hokuto Corp.	33,324	669
	Nitto Kogyo Corp.	32,187	667
	Mitsubishi Pencil Co. Ltd.	22,400	666
	Central Glass Co. Ltd.	202,015	662
^	Mizuno Corp.	120,782	659
	NSD Co. Ltd.	53,100	656
	Taikisha Ltd.	30,263	655
	Furukawa Co. Ltd.	360,000	653
^	Yamagata Bank Ltd.	151,426	648
	Xebio Co. Ltd.	35,008	647
	Ariake Japan Co. Ltd.	26,800	647
	Colowide Co. Ltd.	64,500	647
	Japan Securities Finance Co. Ltd.	117,541	647
	Okamura Corp.	75,500	646
	Internet Initiative Japan Inc.	27,800	645
	Toei Co. Ltd.	114,648	642
	Asahi Diamond Industrial Co. Ltd.	47,322	640
^	Bic Camera Inc.	87,300	637
	Ai Holdings Corp.	39,800	635
	TOC Co. Ltd.	93,200	634
	Eizo Corp.	23,200	629
	Tokai Carbon Co. Ltd.	195,000	626
	Bank of Nagoya Ltd.	166,121	624
	Alpine Electronics Inc.	52,174	622
	Jaccs Co. Ltd.	140,000	621
	Cocokara fine Inc.	21,889	621
	Nihon Unisys Ltd.	60,949	619
	Pilot Corp.	14,700	618
	Fuji Soft Inc.	29,521	618
	Nikkiso Co. Ltd.	55,093	617
	Transcosmos Inc.	33,100	617
	MonotaRO Co. Ltd.	30,400	613
	Fuji Co. Ltd.	32,400	613
	Mirait Holdings Corp.	69,700	613
	Asahi Holdings Inc.	38,800	613
	Futaba Corp.	38,680	608
	Musashi Seimitsu Industry Co. Ltd.	27,315	603
^	ASKUL Corp.	24,000	599
	Chiyoda Co. Ltd.	25,100	596
	Nichias Corp.	87,855	595
	Amano Corp.	61,656	594
	Ain Pharmaciez Inc.	13,500	594
	Maruha Nichiro Corp.	37,346	592
	Kyoei Steel Ltd.	33,800	586
	Hogy Medical Co. Ltd.	11,350	585
	Nichicon Corp.	78,687	584
	Shikoku Bank Ltd.	289,303	584
	Okinawa Electric Power Co. Inc.	17,840	583
	Totetsu Kogyo Co. Ltd.	28,700	583
	Keihin Corp.	39,849	578
	Nihon Nohyaku Co. Ltd.	46,100	574
	Toshiba Plant Systems & Services Corp.	38,524	567
	Sanyo Special Steel Co. Ltd.	144,472	563
	Aomori Bank Ltd.	203,000	558
	CKD Corp.	61,200	558
	Valor Co. Ltd.	42,700	553
	Yaoko Co. Ltd.	12,100	548
	Sumitomo Bakelite Co. Ltd.	144,000	548
	Sanki Engineering Co. Ltd.	88,767	545
	Ricoh Leasing Co. Ltd.	20,806	543
	Seiko Holdings Corp.	148,291	542
	Nippon Signal Co. Ltd.	65,100	540
	ZERIA Pharmaceutical Co. Ltd.	25,700	539
	Bank of the Ryukyus Ltd.	40,419	535

62

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Earth Chemical Co. Ltd.	14,943	535
	Ichiyoshi Securities Co. Ltd.	44,800	534
	Senshukai Co. Ltd.	62,400	531
*	Nippon Chemi-Con Corp.	165,696	530
	Iino Kaiun Kaisha Ltd.	107,600	529
	Chudenko Corp.	36,900	528
	Iseki & Co. Ltd.	204,000	527
	FCC Co. Ltd.	30,643	524
	Nagaileben Co. Ltd.	27,000	520
^	Yoshinoya Holdings Co. Ltd.	40,700	515
	Akita Bank Ltd.	185,000	515
	Nippon Densetsu Kogyo Co. Ltd.	34,403	511
	Showa Sangyo Co. Ltd.	158,000	510
	Asahi Intecc Co. Ltd.	13,900	509
	Nippon Steel & Sumikin Bussan Corp.	142,920	505
	AOKI Holdings Inc.	36,404	496
	Riso Kagaku Corp.	20,100	496
	Toho Zinc Co. Ltd.	155,758	496
	Takasago Thermal Engineering Co. Ltd.	50,616	495
	Sakata Seed Corp.	35,156	491
	Oiles Corp.	21,790	491
	Showa Corp.	44,500	489
	Star Micronics Co. Ltd.	39,500	488
	Kisoji Co. Ltd.	27,000	487
	Hokuetsu Kishu Paper Co. Ltd.	102,221	486
	Fuji Seal International Inc.	14,900	485
	Japan Wool Textile Co. Ltd.	65,189	484
	Hokuetsu Bank Ltd.	236,294	483
	EDION Corp.	82,733	482
^	Jin Co. Ltd.	16,500	481
	Mitsui Sugar Co. Ltd.	115,000	477
	Tokyo Steel Manufacturing Co. Ltd.	97,500	477
	Tochigi Bank Ltd.	122,000	476
	Fujitsu General Ltd.	41,000	473
	Kameda Seika Co. Ltd.	16,600	472
*	Nippon Suisan Kaisha Ltd.	205,062	472
	Tomy Co. Ltd.	99,217	471
	Gunze Ltd.	172,079	470
	Mitsuba Corp.	32,000	470
	Chofu Seisakusho Co. Ltd.	18,700	470
	Aichi Bank Ltd.	9,600	468
	Marusan Securities Co. Ltd.	66,695	467
	Seikagaku Corp.	38,964	467
	Sato Holdings Corp.	21,300	462
	Daihen Corp.	121,759	461
	Sanden Corp.	96,000	459
	Fancl Corp.	41,104	456
	Shima Seiki Manufacturing Ltd.	27,200	454
	Nippon Synthetic Chemical Industry Co. Ltd.	68,000	453
	Joshin Denki Co. Ltd.	55,653	451
	San-A Co. Ltd.	15,644	451
	Nishimatsuya Chain Co. Ltd.	62,800	450
	Prima Meat Packers Ltd.	204,000	450
	Kitz Corp.	94,848	448
	Mitsui-Soko Co. Ltd.	112,762	447
	Nishio Rent All Co. Ltd.	12,100	445
	Fukui Bank Ltd.	186,769	443
	Yachiyo Bank Ltd.	16,400	443
^	Toyo Tanso Co. Ltd.	18,410	443
	Takasago International Corp.	90,000	440
	Takuma Co. Ltd.	54,000	437
	Unipres Corp.	22,600	437
	Izumiya Co. Ltd.	91,969	436
	Akebono Brake Industry Co. Ltd.	85,757	436

63

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
^,*	Nissha Printing Co. Ltd.	33,300	434
	Saizeriya Co. Ltd.	37,721	432
	Tokyo Tomin Bank Ltd.	41,600	432
	Riken Corp.	105,000	430
	Morinaga & Co. Ltd.	194,518	429
	Aeon Delight Co. Ltd.	19,300	426
^	Tamron Co. Ltd.	17,000	425
	Nisshin Oillio Group Ltd.	126,262	423
	Monex Group Inc.	125,600	421
	Oita Bank Ltd.	115,435	420
	Heiwado Co. Ltd.	29,500	418
	San-Ai Oil Co. Ltd.	62,000	413
	Tokyu Construction Co. Ltd.	93,100	412
	Yokogawa Bridge Holdings Corp.	31,000	411
	Toyo Engineering Corp.	93,000	410
	NEC Networks & System Integration Corp.	19,300	408
	Jimoto Holdings Inc.	205,782	407
	Nichiden Corp.	17,000	407
	Marudai Food Co. Ltd.	136,591	407
	Kintetsu World Express Inc.	10,200	405
	Tsukishima Kikai Co. Ltd.	38,000	404
	Sintokogio Ltd.	56,200	404
	Daisan Bank Ltd.	240,037	402
	Sanyo Electric Railway Co. Ltd.	87,000	401
	Takara Standard Co. Ltd.	56,098	401
	Seiren Co. Ltd.	47,500	399
^	Matsuya Co. Ltd.	44,000	398
	Toa Corp.	211,000	397
^	OSAKA Titanium Technologies Co.	19,300	396
	TOKAI Holdings Corp.	113,200	392
	Yorozu Corp.	20,776	388
	Shizuoka Gas Co. Ltd.	64,100	386
	Hitachi Koki Co. Ltd.	51,700	385
	Sanyo Chemical Industries Ltd.	62,274	381
	Broadleaf Co. Ltd.	23,700	380
	Osaka Steel Co. Ltd.	24,000	379
	F&A Aqua Holdings Inc.	21,300	379
	Misawa Homes Co. Ltd.	30,800	378
	Katakura Industries Co. Ltd.	29,400	378
	Hosiden Corp.	83,067	378
	Moshi Moshi Hotline Inc.	37,300	378
	Paltac Corp.	30,500	377
	Daikyo Inc.	193,000	376
^	Dr Ci:Labo Co. Ltd.	11,700	374
	Ryoyo Electro Corp.	31,142	374
	Kyokuto Kaihatsu Kogyo Co. Ltd.	28,300	372
	Kyudenko Corp.	43,000	371
	Ehime Bank Ltd.	169,000	370
	PGM Holdings K K	37,600	370
	Daiwabo Holdings Co. Ltd.	214,761	370
	Jowa Holdings Co. Ltd.	10,600	368
	Mitani Corp.	16,300	367
	Kurabo Industries Ltd.	213,000	363
	Geo Holdings Corp.	39,600	363
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	85,000	359
	Nippon Denko Co. Ltd.	127,990	356
	Noevir Holdings Co. Ltd.	18,600	354
	Taiyo Holdings Co. Ltd.	11,700	354
	Daido Metal Co. Ltd.	33,000	351
	Fuji Kyuko Co. Ltd.	35,000	350
	Gurunavi Inc.	26,800	349
	Shinko Plantech Co. Ltd.	46,400	349
	Higashi-Nippon Bank Ltd.	138,684	348
	Tokai Corp.	13,600	346

64

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Nichiha Corp.	29,800	343
	Alpen Co. Ltd.	18,600	343
	Nitto Kohki Co. Ltd.	18,800	342
	Denki Kogyo Co. Ltd.	57,400	342
	Fujimi Inc.	29,347	339
*	Kintetsu Department Store Co. Ltd.	94,000	334
	Gulliver International Co. Ltd.	40,700	333
	Minato Bank Ltd.	195,000	332
	DTS Corp.	20,000	332
^	JCR Pharmaceuticals Co. Ltd.	16,000	331
	Wakita & Co. Ltd.	29,000	329
	Paramount Bed Holdings Co. Ltd.	10,900	329
	Eighteenth Bank Ltd.	147,000	328
	Toshiba Machine Co. Ltd.	73,000	328
	Kato Sangyo Co. Ltd.	15,700	327
	Kuroda Electric Co. Ltd.	20,300	326
	Aichi Steel Corp.	88,029	325
	Point Inc.	14,900	324
^	Japan Drilling Co. Ltd.	8,200	322
	YAMABIKO Corp.	8,600	320
	Daiso Co. Ltd.	96,000	319
	Goldcrest Co. Ltd.	15,180	318
	Fujimori Kogyo Co. Ltd.	11,300	317
	Canon Electronics Inc.	18,694	316
	Aderans Co. Ltd.	22,009	313
^,*	Nippon Yakin Kogyo Co. Ltd.	112,500	313
	Kato Works Co. Ltd.	54,205	313
	Tsugami Corp.	55,000	313
	Okamoto Industries Inc.	95,000	312
	Obara Group Inc.	8,300	312
*	Sanix Inc.	26,300	311
	Toyo Corp.	28,117	311
^	Kyokuto Securities Co. Ltd.	19,800	311
^	Kappa Create Holdings Co. Ltd.	32,188	310
	Round One Corp.	43,200	310
	Yuasa Trading Co. Ltd.	163,000	310
	Sanyo Shokai Ltd.	113,423	310
	Royal Holdings Co. Ltd.	21,200	309
	Nichii Gakkan Co.	35,000	309
	Towa Pharmaceutical Co. Ltd.	7,194	307
	Inabata & Co. Ltd.	32,600	307
	C Uyemura & Co. Ltd.	6,600	305
	Nitta Corp.	14,800	304
	Descente Ltd.	40,000	303
	Sankyo Tateyama Inc.	15,300	303
^	Tekken Corp.	103,000	301
	Eagle Industry Co. Ltd.	19,000	301
*	Daiei Inc.	106,450	299
	Mitsuboshi Belting Co. Ltd.	57,000	298
	TPR Co. Ltd.	20,100	297
	Yokohama Reito Co. Ltd.	36,600	296
	KEY Coffee Inc.	19,193	296
	Plenus Co. Ltd.	12,900	294
*	Ihara Chemical Industry Co. Ltd.	37,600	294
	Sekisui Jushi Corp.	22,000	293
	Torii Pharmaceutical Co. Ltd.	10,300	293
	Raito Kogyo Co. Ltd.	33,900	292
	Shibusawa Warehouse Co. Ltd.	87,549	291
	Noritake Co. Ltd.	118,000	289
	Tecmo Koei Holdings Co. Ltd.	24,100	288
	TKC Corp.	14,149	286
	T-Gaia Corp.	32,400	285
	Max Co. Ltd.	26,000	285
	OBIC Business Consultants Ltd.	8,800	285

65

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
^	WATAMI Co. Ltd.	19,500	284
	BML Inc.	7,400	283
	Keihanshin Building Co. Ltd.	55,700	283
	Mani Inc.	6,300	282
	As One Corp.	10,700	281
	Showa Aircraft Industry Co. Ltd.	24,000	280
*	Unitika Ltd.	491,000	279
*	Ishihara Sangyo Kaisha Ltd.	291,000	277
	Aiphone Co. Ltd.	16,900	276
	Tachi-S Co. Ltd.	17,600	275
	Belluna Co. Ltd.	56,400	274
	Kurimoto Ltd.	131,000	273
	Kumiai Chemical Industry Co. Ltd.	40,000	272
	Ministop Co. Ltd.	17,900	271
^	Tokyotokeiba Co. Ltd.	102,000	271
	Yellow Hat Ltd.	14,100	270
	Fudo Tetra Corp.	121,000	270
	Dydo Drinco Inc.	6,644	270
	Michinoku Bank Ltd.	128,000	270
	Nippon Thompson Co. Ltd.	59,000	269
	Itochu Enex Co. Ltd.	47,600	267
	SMS Co. Ltd.	12,500	266
	Japan Pulp & Paper Co. Ltd.	78,000	266
	Kasumi Co. Ltd.	37,600	265
	Japan Pure Chemical Co. Ltd.	12,900	264
	Token Corp.	5,886	261
	Sakai Chemical Industry Co. Ltd.	92,546	261
*	JVC Kenwood Corp.	123,240	261
*	Tokyo Rope Manufacturing Co. Ltd.	178,000	260
	Nippon Road Co. Ltd.	51,000	260
	Union Tool Co.	11,000	258
	Arcland Sakamoto Co. Ltd.	13,000	257
	Trusco Nakayama Corp.	11,400	257
	Roland DG Corp.	7,600	257
	St. Marc Holdings Co. Ltd.	5,400	256
*	Clarion Co. Ltd.	136,000	256
	UKC Holdings Corp.	15,800	254
	Japan Digital Laboratory Co. Ltd.	17,300	252
	GMO Payment Gateway Inc.	8,000	251
^	Zuiko Corp.	4,500	251
	Atom Corp.	48,800	248
	Mito Securities Co. Ltd.	71,000	248
	Ringer Hut Co. Ltd.	16,600	247
	Next Co. Ltd.	27,800	242
	Atsugi Co. Ltd.	218,000	241
	Toyo Construction Co. Ltd.	68,000	241
	Vital KSK Holdings Inc.	34,000	241
	Nohmi Bosai Ltd.	21,000	241
	Sun Frontier Fudousan Co. Ltd.	24,000	240
	Milbon Co. Ltd.	7,260	240
	Ryobi Ltd.	80,435	238
	Warabeya Nichiyo Co. Ltd.	12,700	237
	Chugoku Marine Paints Ltd.	37,000	236
	Foster Electric Co. Ltd.	19,485	236
	Oyo Corp.	17,000	236
	kabu.com Securities Co. Ltd.	52,900	235
	Jeol Ltd.	63,000	234
	Wood One Co. Ltd.	83,000	232
^	Nippon Ceramic Co. Ltd.	14,600	229
*	Juki Corp.	111,000	228
	Kansai Urban Banking Corp.	182,000	228
	Kohnan Shoji Co. Ltd.	22,400	227
*	Mitsubishi Paper Mills Ltd.	263,000	226
	Belc Co. Ltd.	11,400	225

66

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Tsukui Corp.	20,000	225
	Tosei Corp.	37,000	224
	Godo Steel Ltd.	158,000	222
	Bunka Shutter Co. Ltd.	38,000	222
	Fujibo Holdings Inc.	96,000	221
	Tokushu Tokai Paper Co. Ltd.	100,000	220
	Ateam Inc.	4,900	220
*	SWCC Showa Holdings Co. Ltd.	229,000	220
	JSP Corp.	14,600	219
	Hamakyorex Co. Ltd.	7,900	219
	Kaga Electronics Co. Ltd.	18,200	218
	Konoike Transport Co. Ltd.	14,000	218
	Morita Holdings Corp.	26,154	218
	Yamazen Corp.	33,500	216
	Mitsubishi Nichiyu Forklift Co. Ltd.	31,000	216
	Optex Co. Ltd.	13,200	215
	Takara Leben Co. Ltd.	78,000	214
	Nippon Koei Co. Ltd.	44,000	211
	Modec Inc.	9,500	211
	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	58,000	209
	J-Oil Mills Inc.	78,000	209
	Kyokuyo Co. Ltd.	80,000	207
	Goldwin Inc.	40,000	207
*	Japan Radio Co. Ltd.	53,000	206
	Topy Industries Ltd.	121,795	206
	Tsukuba Bank Ltd.	57,100	206
	Senko Co. Ltd.	45,000	206
	Topre Corp.	20,300	205
	Towa Bank Ltd.	216,000	205
	Daikokutenbussan Co. Ltd.	7,900	205
	Wowow Inc.	6,100	205
	Koa Corp.	21,300	205
	FIDEA Holdings Co. Ltd.	109,100	204
	Bando Chemical Industries Ltd.	53,000	204
	Nihon Dempa Kogyo Co. Ltd.	25,310	203
	Mie Bank Ltd.	94,104	203
^	Marvelous AQL Inc.	30,400	203
	Chiba Kogyo Bank Ltd.	31,100	202
	Ichibanya Co. Ltd.	4,984	202
	Yahagi Construction Co. Ltd.	20,300	199
^	Teikoku Electric Manufacturing Co. Ltd.	6,900	197
	Paris Miki Holdings Inc.	39,400	196
	Macnica Inc.	6,500	193
	Mitsubishi Steel Manufacturing Co. Ltd.	96,000	192
	Fujiya Co. Ltd.	105,000	192
	Doshisha Co. Ltd.	12,800	192
^,*	Toho Titanium Co. Ltd.	30,700	192
	Roland Corp.	13,400	190
	Toyo Kanetsu KK	80,000	190
	Melco Holdings Inc.	12,500	190
	Cawachi Ltd.	10,400	190
	Fujicco Co. Ltd.	16,205	189
	Sanyo Denki Co. Ltd.	28,000	189
	CREATE SD HOLDINGS Co. Ltd.	5,706	188
	Shimizu Bank Ltd.	7,700	188
*	Sasebo Heavy Industries Co. Ltd.	166,000	185
	Sakata INX Corp.	21,000	185
	Hibiya Engineering Ltd.	14,300	184
	Idec Corp.	20,900	184
	Chiyoda Integre Co. Ltd.	13,300	183
	Jamco Corp.	10,200	183
	Nippon Beet Sugar Manufacturing Co. Ltd.	97,000	183
^	Japan Cash Machine Co. Ltd.	10,700	183
*	Nakayama Steel Works Ltd.	245,000	182

67

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Bank of Saga Ltd.	87,000	182
	Namura Shipbuilding Co. Ltd.	23,800	179
	Mars Engineering Corp.	9,500	177
	Press Kogyo Co. Ltd.	48,000	176
	Meiko Network Japan Co. Ltd.	16,263	176
	Nippon Valqua Industries Ltd.	66,000	176
	Shindengen Electric Manufacturing Co. Ltd.	43,000	176
	SMK Corp.	47,000	175
	Ines Corp.	26,500	174
	Kusuri No Aoki Co. Ltd.	2,600	174
	Sumitomo Densetsu Co. Ltd.	14,100	174
	Maruwa Co. Ltd.	4,900	174
	Nagatanien Co. Ltd.	18,000	174
^	Gun-Ei Chemical Industry Co. Ltd.	48,000	173
	Toa Corp.	17,000	171
	Tsurumi Manufacturing Co. Ltd.	14,000	171
	Fujita Kanko Inc.	52,000	171
	Tatsuta Electric Wire and Cable Co. Ltd.	34,100	171
	Tsutsumi Jewelry Co. Ltd.	7,500	170
	Sumitomo Seika Chemicals Co. Ltd.	27,000	170
	Megachips Corp.	14,381	170
	Nittetsu Mining Co. Ltd.	45,000	168
	Weathernews Inc.	6,400	168
	Krosaki Harima Corp.	80,000	167
	Denyo Co. Ltd.	11,200	167
	Mitsui Matsushima Co. Ltd.	115,000	167
	Nippon Coke & Engineering Co. Ltd.	143,000	167
	Organo Corp.	35,000	167
	Nippon Kanzai Co. Ltd.	8,200	166
	Ohsho Food Service Corp.	4,474	165
	Kentucky Fried Chicken Japan Ltd.	8,000	165
^	COOKPAD Inc.	8,200	164
	Toli Corp.	85,101	164
	Asahi Organic Chemicals Industry Co. Ltd.	74,555	162
	Torishima Pump Manufacturing Co. Ltd.	13,200	162
	Konishi Co. Ltd.	9,000	161
	Kura Corp.	8,000	161
	Arata Corp.	49,797	159
	Daiken Corp.	65,000	159
	Tomen Electronics Corp.	9,900	159
	Shikoku Chemicals Corp.	23,000	158
	Osaki Electric Co. Ltd.	26,000	157
	Piolax Inc.	4,500	156
	Sankyo Seiko Co. Ltd.	45,097	156
	Riken Technos Corp.	30,000	155
	Cosel Co. Ltd.	13,600	155
^,*	Japan Bridge Corp.	105,388	154
	Japan Vilene Co. Ltd.	27,889	154
	Benefit One Inc.	17,600	154
*	K&O Energy Group Inc.	11,000	153
^,*	ValueCommerce Co. Ltd.	17,000	151
	Nomura Co. Ltd.	21,000	149
	Yushin Precision Equipment Co. Ltd.	5,100	147
^	U-Shin Ltd.	24,500	147
	CONEXIO Corp.	18,800	145
	Mitsubishi Research Institute Inc.	6,800	144
	Tenma Corp.	11,000	144
	ASKA Pharmaceutical Co. Ltd.	16,000	143
	Sinfonia Technology Co. Ltd.	93,000	143
	Funai Electric Co. Ltd.	13,300	143
	Iwasaki Electric Co. Ltd.	59,000	143
	Kitagawa Iron Works Co. Ltd.	87,000	142
	Nippon Carbon Co. Ltd.	80,000	141
	Chuo Spring Co. Ltd.	46,000	139

68

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Hosokawa Micron Corp.	23,000	139
	Ohara Inc.	23,270	137
^	Keiyo Co. Ltd.	29,300	135
	Shin-Etsu Polymer Co. Ltd.	36,000	135
*	Nissei ASB Machine Co. Ltd.	8,400	134
^	Ikyu Corp.	12,300	134
	Yusen Logistics Co. Ltd.	11,600	134
	Nissin Electric Co. Ltd.	24,000	133
	Nissen Holdings Co. Ltd.	33,000	133
^,*	FDK Corp.	112,149	131
	Tocalo Co. Ltd.	8,300	130
	Sodick Co. Ltd.	34,900	130
	Daiwa Industries Ltd.	21,000	130
	Dunlop Sports Co. Ltd.	10,600	129
	Okuwa Co. Ltd.	14,000	128
	Pronexus Inc.	18,735	128
	Gakken Holdings Co. Ltd.	47,000	127
	Taisei Lamick Co. Ltd.	5,200	127
	Kinugawa Rubber Industrial Co. Ltd.	30,000	125
	Nippon Chemiphar Co. Ltd.	26,000	125
*	KNT-CT Holdings Co. Ltd.	76,000	125
	Shiroki Corp.	64,961	125
	T RAD Co. Ltd.	47,000	123
	France Bed Holdings Co. Ltd.	68,000	123
	Nippon Parking Development Co. Ltd.	114,200	121
	Nidec Copal Electronics Corp.	15,200	120
	Takaoka Toko Holdings Co. Ltd.	8,400	120
	Siix Corp.	8,100	119
	Pressance Corp.	4,787	119
	Toyo Securities Co. Ltd.	43,000	118
	Taihei Dengyo Kaisha Ltd.	18,000	118
	Axell Corp.	7,600	118
*	Janome Sewing Machine Co. Ltd.	145,000	116
	Toyo Kohan Co. Ltd.	24,000	116
	Parco Co. Ltd.	14,400	115
	Eiken Chemical Co. Ltd.	7,100	115
^	Rock Field Co. Ltd.	6,434	115
	Toridoll.corp	11,600	115
^	Nihon Trim Co. Ltd.	3,300	115
	Tamura Corp.	48,000	114
	Takiron Co. Ltd.	28,000	114
	Kyodo Printing Co. Ltd.	42,000	113
	Endo Lighting Corp.	7,100	113
	Hioki EE Corp.	7,100	112
^,*	Livesense Inc.	12,000	111
	Fuji Oil Co. Ltd.	35,900	111
	Kamei Corp.	15,000	110
	Sagami Chain Co. Ltd.	12,000	109
	Achilles Corp.	82,000	109
	Icom Inc.	4,700	108
	Shinwa Co. Ltd.	9,300	108
	Tosho Printing Co. Ltd.	28,000	107
	T Hasegawa Co. Ltd.	7,200	107
	Mitsuuroko Group Holdings Co. Ltd.	19,500	106
	Komatsu Seiren Co. Ltd.	21,000	106
	Tokyo Rakutenchi Co. Ltd.	23,000	106
	Futaba Industrial Co. Ltd.	23,600	106
	Kanaden Corp.	15,000	106
	Onoken Co. Ltd.	10,000	105
	Aisan Industry Co. Ltd.	13,200	105
	Pacific Industrial Co. Ltd.	15,000	105
	Kita-Nippon Bank Ltd.	4,000	105
	Seika Corp.	45,000	105
	Kyoritsu Maintenance Co. Ltd.	3,000	102

69

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
^,*	Shin Nippon Biomedical Laboratories Ltd.	12,900	102
	Zenrin Co. Ltd.	10,000	102
	Ryoden Trading Co. Ltd.	15,000	101
	Takamatsu Construction Group Co. Ltd.	5,900	101
	Maezawa Kasei Industries Co. Ltd.	9,600	100
	Information Services International-Dentsu Ltd.	8,000	100
	Fuso Pharmaceutical Industries Ltd.	31,000	100
	Nissin Corp.	35,000	99
	Nihon Yamamura Glass Co. Ltd.	59,000	98
*	Open House Co. Ltd.	6,000	98
	Japan Transcity Corp.	32,192	98
	Sanshin Electronics Co. Ltd.	15,600	98
	Hisaka Works Ltd.	11,000	98
	CAC Corp.	10,000	98
	Rhythm Watch Co. Ltd.	66,000	98
	EPS Corp.	10,200	97
	Airport Facilities Co. Ltd.	14,000	97
	Tv Tokyo Holdings Corp.	6,000	96
	Uniden Corp.	41,000	95
	Asahi Co. Ltd.	7,100	94
	Pack Corp.	5,000	94
	Future Architect Inc.	15,900	94
	Tomoku Co. Ltd.	35,000	94
	Kitano Construction Corp.	38,000	94
	Kanematsu Electronics Ltd.	7,000	93
	Daiichi Jitsugyo Co. Ltd.	22,000	93
^	NIFTY Corp.	6,500	92
	NS United Kaiun Kaisha Ltd.	41,000	92
^,*	Yamada SxL Home Co. Ltd.	81,000	91
	Chori Co. Ltd.	8,200	91
	Arakawa Chemical Industries Ltd.	10,700	90
	Matsuya Foods Co. Ltd.	5,000	90
	Fujikura Kasei Co. Ltd.	16,000	87
	GCA Savvian Corp.	11,300	87
	ESPEC Corp.	11,408	87
	Toenec Corp.	18,000	87
	Neturen Co. Ltd.	12,700	87
	NEC Capital Solutions Ltd.	5,000	87
	Panasonic Industrial Devices SUNX Co. Ltd.	19,100	86
	Tokyo Tekko Co. Ltd.	23,000	86
	Cleanup Corp.	9,400	86
	Sanoh Industrial Co. Ltd.	13,800	85
	Advan Co. Ltd.	8,000	85
	Maruetsu Inc.	25,000	83
	Koatsu Gas Kogyo Co. Ltd.	16,000	82
	Mitsui High-Tec Inc.	13,000	82
	Yomiuri Land Co. Ltd.	21,000	81
	Shinko Shoji Co. Ltd.	8,800	81
	Oenon Holdings Inc.	32,000	81
	Fuji Electronics Co. Ltd.	6,700	80
	Mory Industries Inc.	21,000	79
	Stella Chemifa Corp.	6,200	79
	Maruzen Showa Unyu Co. Ltd.	25,000	78
	Mitsui Home Co. Ltd.	17,000	78
	Kobelco Eco-Solutions Co. Ltd.	22,000	78
	Yushiro Chemical Industry Co. Ltd.	7,700	78
	Itochu-Shokuhin Co. Ltd.	2,300	77
	NIPPON STEEL & SUMIKIN TEXENG CO Ltd.	20,000	77
	Maezawa Kyuso Industries Co. Ltd.	5,900	77
*	Kanto Denka Kogyo Co. Ltd.	32,000	77
	Hokkaido Gas Co. Ltd.	28,000	75
	Starzen Co. Ltd.	28,000	74
	Yonekyu Corp.	9,100	73
	Daidoh Ltd.	12,000	73

70

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Dai Nippon Toryo Co. Ltd.	49,000	73
	ST Corp.	7,500	73
	Sinanen Co. Ltd.	19,000	72
	Chuetsu Pulp & Paper Co. Ltd.	38,000	72
	Furuno Electric Co. Ltd.	10,600	72
	Takihyo Co. Ltd.	18,000	71
	Fujitsu Frontech Ltd.	6,400	71
	Meisei Industrial Co. Ltd.	15,000	71
	Daisyo Corp.	6,000	71
	Olympic Group Corp.	7,800	70
	Uchida Yoko Co. Ltd.	25,000	70
	Pocket Card Co. Ltd.	10,600	69
	Kyoto Kimono Yuzen Co. Ltd.	7,000	69
^	Honeys Co. Ltd.	7,390	69
	Matsuda Sangyo Co. Ltd.	6,200	69
	Noritsu Koki Co. Ltd.	9,600	69
	Pal Co. Ltd.	3,600	69
	Gecoss Corp.	7,300	68
^,*	Daiichi Chuo KK	75,000	68
	Riso Kyoiku Co. Ltd.	31,030	68
	Chugai Ro Co. Ltd.	31,000	67
	Chukyo Bank Ltd.	39,000	66
	Toho Co. Ltd.	18,000	65
	Hakuto Co. Ltd.	7,000	65
	Mimasu Semiconductor Industry Co. Ltd.	7,100	64
	Sekisui Plastics Co. Ltd.	24,000	64
	CMK Corp.	25,700	64
	Best Denki Co. Ltd.	46,000	63
	Tokyo Energy & Systems Inc.	12,000	63
	Taiho Kogyo Co. Ltd.	6,600	62
	Tonami Holdings Co. Ltd.	34,000	62
	Nice Holdings Inc.	30,000	61
	Cybozu Inc.	17,600	61
	Zuken Inc.	7,600	60
	Dai-ichi Seiko Co. Ltd.	4,600	58
	Alpha Systems Inc.	4,000	58
	NDS Co. Ltd.	21,000	58
	Mitsui Knowledge Industry Co. Ltd.	39,500	58
	Kinki Sharyo Co. Ltd.	18,000	58
	Nippon Sharyo Ltd.	16,000	57
	Hokkan Holdings Ltd.	22,000	57
	Shimojima Co. Ltd.	5,600	57
	Kyosan Electric Manufacturing Co. Ltd.	16,000	55
	Hodogaya Chemical Co. Ltd.	28,000	55
	Asunaro Aoki Construction Co. Ltd.	9,500	55
	Okura Industrial Co. Ltd.	19,000	54
	Toda Kogyo Corp.	20,000	54
	Aichi Corp.	12,200	52
	Daikoku Denki Co. Ltd.	2,900	52
^	Kourakuen Corp.	4,000	52
	Yurtec Corp.	11,000	51
	Toa Oil Co. Ltd.	33,000	51
	Corona Corp. Class A	5,000	51
	Right On Co. Ltd.	7,000	50
	Shoko Co. Ltd.	37,000	49
	Kojima Co. Ltd.	15,100	48
	Elematec Corp.	2,800	48
	Studio Alice Co. Ltd.	3,400	47
^	Tokyo Electron Device Ltd.	3,500	46
	Aeon Fantasy Co. Ltd.	3,600	45
	Inaba Seisakusho Co. Ltd.	3,500	44
	Pasona Group Inc.	8,400	43
*	Ichikoh Industries Ltd.	32,000	43
	Mr Max Corp.	13,200	42

71

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Sumitomo Precision Products Co. Ltd.	11,000	40
	CMIC Holdings Co. Ltd.	2,400	38
	Panasonic Information Systems	1,400	37
^,*	Mitsubishi Kakoki Kaisha Ltd.	22,000	33
	Nippon Kasei Chemical Co. Ltd.	21,000	27
	Toko Inc.	4,000	12
			285,796
Malaysia (1.1%)
	Dialog Group Bhd.	2,110,843	2,324
	Genting Plantations Bhd.	367,473	1,250
	Media Prima Bhd.	1,211,440	924
	Bursa Malaysia Bhd.	377,936	879
	IGB Corp. Bhd.	930,273	789
	Top Glove Corp. Bhd.	522,879	770
	Magnum Bhd.	818,744	757
	DRB-Hicom Bhd.	947,327	726
	BIMB Holdings Bhd.	541,240	706
	HAP Seng Consolidated Bhd.	696,700	676
	Malaysia Building Society	976,300	676
	Carlsberg Brewery Malaysia Bhd.	175,000	674
	IGB REIT	1,786,800	635
	Sunway Bhd.	648,600	617
	Hartalega Holdings Bhd.	308,000	598
*	Kulim Malaysia Bhd.	543,536	588
	KPJ Healthcare Bhd.	579,510	575
	WCT Holdings Bhd.	829,349	572
	Eastern & Oriental Bhd.	758,900	552
	Pos Malaysia Bhd.	394,700	545
	Mah Sing Group Bhd.	784,440	544
	QL Resources Bhd.	563,340	541
	CapitaMalls Malaysia Trust	1,084,300	502
	TSH Resources Bhd.	459,900	472
	Berjaya Corp. Bhd.	3,027,971	464
	Kossan Rubber Industries	336,000	422
	Gas Malaysia Bhd.	372,700	412
*	TIME dotCom Bhd.	336,200	411
*	Keck Seng Malaysia Bhd.	190,000	409
	Axis REIT	368,300	395
	IJM Land Bhd.	418,400	387
*	Malaysian Airline System Bhd.	5,263,000	372
	Malaysian Resources Corp. Bhd.	759,069	365
*	Perdana Petroleum Bhd.	614,756	356
*	Cahya Mata Sarawak Bhd.	121,300	355
*	Perisai Petroleum Teknologi Bhd.	720,200	347
	Supermax Corp. Bhd.	454,850	341
	Dayang Enterprise Holdings Bhd.	294,800	335
	Muhibbah Engineering M Bhd.	374,100	333
	Pavilion REIT	774,200	323
	TA Enterprise Bhd.	1,259,500	313
	OSK Holdings Bhd.	594,281	302
	Wah Seong Corp. Bhd.	397,932	240
	Puncak Niaga Holdings Bhd.	252,500	226
*	KNM Group Bhd.	868,669	221
	Mudajaya Group Bhd.	269,500	214
*	Mulpha International Bhd.	1,519,700	201
*	AirAsia X Bhd.	801,800	184
*	Scomi Group Bhd.	1,394,300	182
	Unisem M Bhd.	394,680	143
	Malaysian Bulk Carriers Bhd.	238,100	139
	Lion Industries Corp. Bhd.	425,900	86
*	Dialog Group Bhd. Warrants Exp. 02/12/2017	91,395	38
*	KPJ Healthcare Bhd. Warrants Exp. 01/10/2015	49,320	32
*	Mah Sing Group Bhd. Warrants Exp. 03/18/2018	119,880	20
*	KNM Group Bhd. Warrants Exp. 11/15/2017	178,323	20

72

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	Malaysian Resources Corp. Bhd. Warrants Exp. 09/16/2018	253,023	17
*	BIMB Holdings Bhd. Warrants	154,640	16
*	Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	25,250	16
*	Hartalega Holdings Bhd. Warrants Exp. 05/29/2015	22,560	15
*	Kulim Malaysia Bhd. Warrants Exp. 02/27/2016	46,729	12
*	WCT Holdings Bhd. Warrants Exp. 12/11/2017	82,009	11
*	WCT Holdings Bhd. Warrants Exp. 03/10/2016	73,268	10
*	Media Prima Bhd. Warrants Exp. 12/31/2014	9,277	2
			26,579
Mexico (0.6%)
	Grupo Aeroportuario del Pacifico SAB de CV Class B	394,994	2,376
	Bolsa Mexicana de Valores SAB de CV	665,316	1,365
	Mexico Real Estate Management SA de CV	689,400	1,309
	Alsea SAB de CV	357,900	1,236
*	Empresas ICA SAB de CV	605,000	1,087
	TV Azteca SAB de CV	1,946,722	1,068
	Grupo Aeroportuario del Centro Norte Sab de CV Class B	257,626	947
	Corp Inmobiliaria Vesta SAB de CV	426,000	862
*	Grupo Aeromexico SAB de CV	493,200	798
	Concentradora Fibra Hotelera Mexicana SA de CV	467,900	781
*	Qualitas Controladora SAB de CV	161,676	462
*	Banregio Grupo Financiero SAB de CV	62,261	360
	Grupo Herdez SAB de CV	110,500	328
*	Grupo Simec SAB de CV Class B	84,915	320
*	Consorcio ARA SAB de CV	630,510	277
*	Corp GEO SAB de CV	412,100	52
*	Urbi Desarrollos Urbanos SAB de CV	313,585	38
			13,666
Netherlands (1.6%)
	Delta Lloyd NV	211,200	5,558
	Nutreco NV	78,264	3,644
	Aalberts Industries NV	104,820	3,492
	ASM International NV	54,266	2,375
	Arcadis NV	64,277	2,285
	Eurocommercial Properties NV	47,049	2,160
*	PostNL NV	483,467	2,125
^	Wereldhave NV	24,700	2,077
*	Corbion NV	74,744	1,734
	TKH Group NV	46,289	1,613
*	APERAM	52,559	1,368
	USG People NV	77,129	1,335
	Koninklijke BAM Groep NV	230,003	1,247
	Vastned Retail NV	21,735	1,118
^,*	Royal Imtech NV	474,411	925
	BinckBank NV	80,865	914
*	TomTom NV	117,353	832
	Nieuwe Steen Investments NV	137,384	831
	Koninklijke Ten Cate NV	25,118	748
	Brunel International NV	8,759	593
*	Grontmij	106,050	567
	Accell Group	23,543	468
	Koninklijke Wessanen NV	56,729	335
*	AMG Advanced Metallurgical Group NV	27,181	273
^,*	SNS REAAL NV	96,364	—
			38,617
New Zealand (0.5%)
^	Mighty River Power Ltd.	850,154	1,705
	Trade Me Group Ltd.	430,760	1,470
	Infratil Ltd.	547,142	1,086
	Mainfreight Ltd.	86,033	994
	Goodman Property Trust	1,069,808	918
*	Z Energy Ltd.	269,845	909
	Freightways Ltd.	193,103	833

73

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Argosy Property Ltd.	877,171	696
	Kathmandu Holdings Ltd.	181,890	572
	Precinct Properties New Zealand Ltd.	594,181	523
	Chorus Ltd.	341,404	522
	Nuplex Industries Ltd.	169,275	512
	Metlifecare Ltd.	128,375	456
	New Zealand Oil & Gas Ltd.	510,153	341
*	a2 Milk Co. Ltd.	468,164	328
*	Synlait Milk Ltd.	89,207	283
	Vital Healthcare Property Trust	240,827	278
	Tower Ltd.	107,704	151
*	Bathurst Resources Ltd.	434,735	25
			12,602
Norway (1.6%)
*	DNO International ASA	1,132,212	3,932
	TGS Nopec Geophysical Co. ASA	112,030	3,864
	Marine Harvest ASA	315,003	3,864
	Petroleum Geo-Services ASA	250,947	3,030
*	Storebrand ASA	487,782	2,738
	Prosafe SE	210,392	1,854
	Tomra Systems ASA	164,840	1,534
*	REC Silicon ASA	2,699,780	1,510
	Opera Software ASA	110,034	1,422
	SpareBank 1 SMN	145,451	1,292
^	Atea ASA	105,613	1,214
	SpareBank 1 SR Bank ASA	112,343	1,090
^,*	Nordic Semiconductor ASA	183,807	1,031
^,*	Det Norske Oljeselskap ASA	90,767	993
	Aker ASA	29,211	989
	Fred Olsen Energy ASA	29,169	931
*	Norwegian Property ASA	628,298	798
	Wilh Wilhelmsen ASA	74,712	723
	Stolt-Nielsen Ltd.	25,276	683
	Golden Ocean Group Ltd.	369,879	656
	Leroy Seafood Group ASA	17,417	617
*	Salmar ASA	42,281	612
	BW Offshore Ltd.	460,983	603
	Cermaq ASA	39,860	471
	Austevoll Seafood ASA	72,494	470
^,*	Norwegian Air Shuttle AS	10,232	407
	Odfjell Drilling Ltd.	58,856	332
*	Archer Ltd.	210,681	287
	Kvaerner ASA	136,524	274
			38,221
Philippines (0.6%)
	Metro Pacific Investments Corp.	12,257,820	1,399
	Megaworld Corp.	12,077,454	1,264
	Semirara Mining Corp. Class A	122,877	1,134
	Puregold Price Club Inc.	982,200	1,013
*	Philippine National Bank	504,453	988
*	Cosco Capital Inc.	3,672,900	872
	Security Bank Corp.	317,511	856
	Robinsons Land Corp.	1,613,031	809
	Manila Water Co. Inc.	909,785	545
	Rizal Commercial Banking Corp.	496,100	535
	Filinvest Land Inc.	14,538,400	520
	First Gen Corp.	1,201,630	512
*	Belle Corp.	3,633,300	488
*	Melco Crown Philippines Resorts Corp.	1,442,100	442
	Philex Mining Corp.	2,046,281	412
	Vista Land & Lifescapes Inc.	2,821,000	382
	First Philippine Holdings Corp.	182,460	291
*	Atlas Consolidated Mining & Development	853,100	284
	Cebu Air Inc.	162,410	191

74

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Lopez Holdings Corp.	1,853,100	190
			13,127
Poland (0.4%)
^	Lubelski Wegiel Bogdanka SA	37,736	1,545
	Asseco Poland SA	86,489	1,288
^,*	TVN SA	183,266	999
*	Grupa Lotos SA	72,534	935
*	Netia SA	440,896	788
^,*	Globe Trade Centre SA	246,784	617
^,*	Kernel Holding SA	55,547	516
	Budimex SA	10,916	508
*	Integer.pl SA	4,450	391
*	CD Projekt Red SA	64,865	321
*	Ciech SA	29,620	317
^,*	Getin Holding SA	275,043	290
^	Warsaw Stock Exchange	23,096	289
*	Boryszew SA	127,776	186
*	Agora SA	24,003	83
			9,073
Portugal (0.5%)
*	Banco Comercial Portugues SA	15,531,411	4,720
	Sonae	908,736	1,710
	ZON OPTIMUS SGPS SA	187,243	1,355
	Portucel SA	257,715	1,222
	Mota-Engil SGPS SA	129,463	991
*	Banco BPI SA	368,291	945
	Semapa-Sociedade de Investimento e Gestao	50,671	760
	Altri SGPS SA	159,956	544
	REN - Redes Energeticas Nacionais SGPS SA	65,536	246
*	Mota-Engil Africa Rights	101,072	56
			12,549
Russia (0.1%)
*	PIK Group	224,880	520
*	M Video OJSC	81,240	497
*	Acron JSC	9,423	314
	TGK-1 OAO	762,600,000	138
*	OGK-2 OAO	18,997,639	107
			1,576
Singapore (1.8%)
	Ezion Holdings Ltd.	1,076,844	1,958
	SATS Ltd.	752,729	1,906
	Keppel REIT	1,692,547	1,636
	Mapletree Industrial Trust	1,294,000	1,489
	Mapletree Commercial Trust	1,446,000	1,463
	Mapletree Greater China Commercial Trust	2,143,812	1,447
	Mapletree Logistics Trust	1,603,578	1,408
	First Resources Ltd.	553,629	1,137
	CDL Hospitality Trusts	779,066	1,117
	Starhill Global REIT	1,565,108	1,013
	Asian Pay Television Trust	1,623,000	978
	Fortune REIT	1,208,000	958
	Raffles Medical Group Ltd.	318,216	922
	United Engineers Ltd.	528,000	910
^	Biosensors International Group Ltd.	1,186,902	901
	Parkway Life REIT	440,485	882
	Ascott Residence Trust	901,021	864
	Cambridge Industrial Trust	1,410,260	834
	AIMS AMP Capital Industrial REIT	705,795	798
^	Super Group Ltd.	276,404	773
	Frasers Centrepoint Trust	531,210	762
^	Hyflux Ltd.	776,286	743
	Cache Logistics Trust	764,241	702
1	ARA Asset Management Ltd.	452,210	659

75

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Far East Hospitality Trust	852,000	602
	Lippo Malls Indonesia Retail Trust	1,861,000	602
	Frasers Commercial Trust	586,200	595
	Ezra Holdings Ltd.	686,902	577
*	United Envirotech Ltd.	527,000	549
	OUE Ltd.	301,000	546
^	OSIM International Ltd.	235,080	545
	First REIT	573,000	531
	CapitaRetail China Trust	425,060	503
^	OUE Hospitality Trust	720,166	500
*	Silverlake Axis Ltd.	708,000	486
	CitySpring Infrastructure Trust	1,252,000	475
	Sabana Shari'ah Compliant Industrial REIT	569,000	465
	Ho Bee Land Ltd.	245,635	450
	Ascendas Hospitality Trust	773,000	444
^	SPH REIT	556,000	444
	Ascendas India Trust	718,662	439
	Yoma Strategic Holdings Ltd.	753,000	427
*	Vard Holdings Ltd.	508,000	392
	Soilbuild Business Space REIT	616,000	386
	Midas Holdings Ltd.	978,847	368
*	HanKore Environment Tech Group Ltd.	3,750,000	339
	Religare Health Trust	500,000	339
	Boustead Singapore Ltd.	214,000	324
^	GuocoLeisure Ltd.	415,000	320
^	Croesus Retail Trust	422,000	303
	Hi-P International Ltd.	642,000	298
	Metro Holdings Ltd.	379,000	278
^,*	Gallant Venture Ltd.	1,115,679	268
*	Raffles Education Corp. Ltd.	1,110,839	262
^	Perennial China Retail Trust	573,000	254
	Swiber Holdings Ltd.	431,000	221
	Fortune REIT	276,589	217
	CSE Global Ltd.	398,759	189
	GMG Global Ltd.	2,444,000	176
	China Fishery Group Ltd.	550,729	172
^,*	Tiger Airways Holdings Ltd.	466,800	164
	Tat Hong Holdings Ltd.	244,000	158
	Hong Leong Asia Ltd.	123,000	157
^,*	Ying Li International Real Estate Ltd.	717,000	155
*	Keppel Telecommunications & Transportation Ltd.	96,420	137
^,*	LionGold Corp. Ltd.	799,391	63
*	Oceanus Group Ltd.	4,182,000	57
*	China Hongxing Sports Ltd.	831,000	38
*	Blumont Group Ltd.	1,521,354	34
*	China Milk Products Group Ltd.	140,000	—
			41,509
South Africa (0.4%)
*	Super Group Ltd.	348,244	938
	SA Corporate Real Estate Fund Nominees Pty Ltd.	2,370,086	930
	EOH Holdings Ltd.	113,792	910
	Emira Property Fund	558,839	768
	Famous Brands Ltd.	69,430	696
*	Metair Investments Ltd.	160,584	649
	City Lodge Hotels Ltd.	38,979	457
	Mpact Ltd.	165,070	436
	Blue Label Telecoms Ltd.	475,055	412
	Eqstra Holdings Ltd.	504,428	350
	Raubex Group Ltd.	149,828	310
	Invicta Holdings Ltd.	25,501	291
	Astral Foods Ltd.	30,497	277
	Clover Industries Ltd.	132,036	243
	Group Five Ltd.	54,600	225
*	Pinnacle Holdings Ltd.	176,819	220

76

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Cashbuild Ltd.	17,551	210
*	Merafe Resources Ltd.	1,222,650	129
	DRDGOLD Ltd.	257,096	82
*	Ellies Holdings Ltd.	143,593	57
*	Oceana Group Ltd.	1,844	16
*	Great Basin Gold Ltd.	345,634	1
			8,607
South Korea (3.8%)
	Hotel Shilla Co. Ltd.	36,306	3,057
	Macquarie Korea Infrastructure Fund	366,015	2,267
*	Kumho Tire Co. Inc.	165,250	2,083
^	Paradise Co. Ltd.	53,932	2,009
	Korea Aerospace Industries Ltd.	55,700	1,778
^	Seoul Semiconductor Co. Ltd.	41,837	1,684
	LIG Insurance Co. Ltd.	50,580	1,483
^	Youngone Corp.	32,284	1,320
	Hanssem Co. Ltd.	15,902	1,301
^	Kolon Industries Inc.	18,267	1,212
	CJ O Shopping Co. Ltd.	3,407	1,204
^,*	LG Innotek Co. Ltd.	10,766	1,191
	SK Chemicals Co. Ltd.	20,117	1,173
	Hyundai Greenfood Co. Ltd.	65,525	1,102
	LS Industrial Systems Co. Ltd.	16,765	1,072
	Korean Reinsurance Co.	102,844	1,016
	Daesang Corp.	24,770	980
*	CJ E&M Corp.	19,563	955
^	LOTTE Himart Co. Ltd.	13,035	916
	Hyundai Home Shopping Network Corp.	6,028	905
	Taekwang Industrial Co. Ltd.	692	892
^,*	Chabio & Diostech Co. Ltd.	51,534	808
^	Grand Korea Leisure Co. Ltd.	19,240	805
^	Kolao Holdings	30,599	762
	Green Cross Corp.	6,156	761
	LG International Corp.	25,661	760
^,*	SM Entertainment Co.	15,936	755
	Fila Korea Ltd.	8,667	755
	GS Home Shopping Inc.	3,297	746
	iMarketKorea Inc.	24,300	736
^	Partron Co. Ltd.	54,086	734
*	Hanmi Pharm Co. Ltd.	5,984	675
	KEPCO Plant Service & Engineering Co. Ltd.	10,310	670
	Meritz Fire & Marine Insurance Co. Ltd.	53,660	668
^,*	ViroMed Co. Ltd.	12,867	653
	Young Poong Corp.	562	647
^	Medy-Tox Inc.	4,298	637
*	SK Broadband Co. Ltd.	152,829	634
^	Binggrae Co. Ltd.	6,897	628
	Hana Tour Service Inc.	9,365	601
	Dongsuh Co. Inc.	39,112	600
	Lotte Food Co. Ltd.	793	595
	Samchully Co. Ltd.	3,906	587
^	KIWOOM Securities Co. Ltd.	11,846	583
	CJ CGV Co. Ltd.	12,380	577
	Chong Kun Dang Pharmaceutical Corp.	8,101	577
	Eo Technics Co. Ltd.	8,457	566
^,*	Seegene Inc.	10,212	560
	Hankook Tire Worldwide Co. Ltd.	27,390	556
*	Lumens Co. Ltd.	41,124	553
	Ottogi Corp.	1,375	545
^,*	Wonik IPS Co. Ltd.	53,284	534
^	Interpark Corp.	47,154	529
	Hanil E-Wha Co. Ltd.	25,620	524
^	Youngone Holdings Co. Ltd.	7,341	523
	Huchems Fine Chemical Corp.	24,668	521

77

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Sungwoo Hitech Co. Ltd.	31,865	515
^,*	Medipost Co. Ltd.	7,542	505
	CJ Hellovision Co. Ltd.	29,370	503
	Nexen Tire Corp.	36,230	497
	Hanil Cement Co. Ltd.	4,298	496
^	Posco ICT Co. Ltd.	59,591	496
	LG Fashion Corp.	19,054	495
	Poongsan Corp.	19,738	487
	Hansol Paper Co.	44,020	485
	JB Financial Group Co. Ltd.	65,713	485
	Kwang Dong Pharmaceutical Co. Ltd.	54,020	483
^,*	Hanjin Heavy Industries & Construction Co. Ltd.	40,220	475
^,*	Ssangyong Motor Co.	48,980	475
	Namyang Dairy Products Co. Ltd.	532	472
	Sung Kwang Bend Co. Ltd.	19,985	469
	SFA Engineering Corp.	10,783	466
*	Asiana Airlines Inc.	97,072	463
	Hyundai Corp.	15,080	460
	Samyang Holdings Corp.	6,600	460
^,*	LG Life Sciences Ltd.	12,993	450
^	GS Retail Co. Ltd.	15,980	445
*	Cosmax Inc.	6,603	444
	Meritz Securities Co. Ltd.	201,910	444
^	Korea Kolmar Co. Ltd.	13,310	439
*	Ssangyong Cement Industrial Co. Ltd.	47,830	438
	Korea Electric Terminal Co. Ltd.	10,270	433
	Hancom Inc.	18,122	432
	E1 Corp.	6,216	423
^,*	GemVax & Kael Co. Ltd.	22,193	412
^	YG Entertainment Inc.	6,871	412
	Green Cross Holdings Corp.	29,720	409
	Dongwon Industries Co. Ltd.	1,298	408
^	Dong-A ST Co. Ltd.	3,946	405
*	Hyundai Elevator Co. Ltd.	10,132	392
^,*	Gamevil Inc.	5,616	381
	Hansae Co. Ltd.	18,130	377
	Tongyang Life Insurance	38,060	370
^	Seah Besteel Corp.	13,433	363
	Handsome Co. Ltd.	14,288	362
^	Ilyang Pharmaceutical Co. Ltd.	14,838	362
	Daishin Securities Co. Ltd.	39,490	357
	KT Skylife Co. Ltd.	14,950	350
	Daewoong Pharmaceutical Co. Ltd.	5,084	345
	Daou Technology Inc.	24,310	340
^	Maeil Dairy Industry Co. Ltd.	8,952	339
*	Woongjin Chemical Co. Ltd.	23,640	332
*	Hanmi Science Co. ltd	22,165	320
	MegaStudy Co. Ltd.	4,643	314
^,*	Seobu T&D	16,179	308
	Golfzon Co. Ltd.	16,818	307
^	Ahnlab Inc.	5,895	303
^,*	Com2uSCorp	8,195	300
	Taeyoung Engineering & Construction Co. Ltd.	47,440	297
	Soulbrain Co. Ltd.	7,385	295
	Dong-A Socio Holdings Co. Ltd.	2,330	293
	Hankook Shell Oil Co. Ltd.	642	291
*	Hanjin Kal Corp.	13,540	291
	Able C&C Co. Ltd.	10,107	290
^,*	STX Pan Ocean Co. Ltd.	86,400	288
^	Lock & Lock Co. Ltd.	18,759	285
	Bukwang Pharmaceutical Co. Ltd.	19,698	278
^,*	Korea Line Corp.	10,431	274
	Hanjin Transportation Co. Ltd.	11,154	274
*	Hanjin Shipping Holdings Co. Ltd.	42,140	274

78

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Sindoh Co. Ltd.	4,070	267
	Daeduck Electronics Co.	36,100	267
	TONGYANG Securities Inc.	118,630	264
	POSCO Chemtech Co. Ltd.	1,825	264
*	TK Corp.	13,259	262
*	Hanwha General Insurance Co. Ltd.	52,151	258
*	Osstem Implant Co. Ltd.	9,948	248
	SK Gas Ltd.	2,679	246
^,*	Doosan Engine Co. Ltd.	28,930	243
	Daeduck GDS Co. Ltd.	14,590	242
^	DuzonBIzon Co. Ltd.	20,360	241
*	Green Cross Cell Corp.	7,374	240
^,*	Taewoong Co. Ltd.	9,801	237
	Dongyang Mechatronics Corp.	24,200	233
^,*	Komipharm International Co. Ltd.	26,575	227
^,*	Duksan Hi-Metal Co. Ltd.	12,136	226
*	Hansol Technics Co. Ltd.	10,539	224
	S&T Motiv Co. Ltd.	8,240	223
	Meritz Financial Group Inc.	30,854	222
*	SK Securities Co. Ltd.	309,400	222
	S&T Dynamics Co. Ltd.	18,893	219
^,*	Neowiz Games Corp.	13,715	218
	SL Corp.	12,420	214
	Sam Young Electronics Co. Ltd.	18,620	207
	OCI Materials Co. Ltd.	5,853	201
	NH Investment & Securities Co. Ltd.	30,199	196
^,*	3S Korea Co. Ltd.	35,930	195
^	SBS Media Holdings Co. Ltd.	45,730	194
	Daekyo Co. Ltd.	29,480	190
^,*	Dongbu HiTek Co. Ltd.	27,650	187
	Silicon Works Co. Ltd.	8,072	180
	Iljin Display Co. Ltd.	12,970	174
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	16,877	172
	Humax Co. Ltd.	13,919	169
	Youlchon Chemical Co. Ltd.	12,100	165
	Chongkundang Holdings Corp.	3,425	165
^,*	Taihan Electric Wire Co. Ltd.	78,662	161
	Daishin Securities Co. Ltd. Preference Shares	27,330	157
	Namhae Chemical Corp.	16,640	157
^,*	Foosung Co. Ltd.	47,710	156
*	Hanwha Investment & Securities Co. Ltd.	41,895	152
^	NEPES Corp.	16,272	149
	INTOPS Co. Ltd.	6,332	149
^,*	Kolon Global Corp.	57,890	144
*	Jusung Engineering Co. Ltd.	27,644	143
	Dae Han Flour Mills Co. Ltd.	990	142
^,*	KTB Investment & Securities Co. Ltd.	56,860	142
	KISCO Corp.	5,076	138
*	Woongjin Thinkbig Co. Ltd.	16,870	132
*	ICD Co. Ltd.	11,667	130
^,*	Pharmicell Co. Ltd.	33,200	127
	Kumho Electric Co. Ltd.	5,290	125
*	Woongjin Energy Co. Ltd.	53,690	121
*	Interflex Co. Ltd.	5,636	118
^	Melfas Inc.	12,837	117
	Hitejinro Holdings Co. Ltd.	9,000	114
^	Capro Corp.	24,640	111
	Cosmax Inc.	2,608	107
^,*	Shinsung Solar Energy Co. Ltd.	62,650	90
*	Eugene Investment & Securities Co. Ltd.	31,930	81
^,*	CNK International Co. Ltd.	35,374	81
	Kyobo Securities Co.	12,060	81
^	EG Corp.	3,452	80
	Dongbu Securities Co. Ltd.	21,320	76

79

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
^,*	Dongbu Steel Co. Ltd.	25,318	76
	Kolon Corp.	3,490	73
^,*	SK Communications Co. Ltd.	9,340	68
^	Agabang&Company	12,729	67
*	China Ocean Resources Co. Ltd.	27,290	63
*	Insun ENT Co. Ltd.	16,455	61
*	STS Semiconductor & Telecommunications	25,428	58
^,*	STX Engine Co. Ltd.	16,747	57
	Samyang Corp.	1,170	52
*	CUROCOM Co. Ltd.	52,753	51
*	Dongbu Corp.	16,330	40
^,*	Tongyang Inc.	94,750	26
*	STS Semiconductor & Telecommunications Rights Exp. 05/23/2014	10,424	7
*	Tera Resource Co. Ltd.	168,016	2
*	SSCP Co. Ltd.	20,873	2
*	Daewoo Songdo Development Co. Ltd.	11,746	—
			89,184
Spain (1.6%)
	Bolsas y Mercados Espanoles SA	87,387	3,807
*	Abengoa SA	725,258	3,229
	Viscofan SA	52,453	2,733
	Indra Sistemas SA	135,175	2,539
*	Gamesa Corp. Tecnologica SA	239,666	2,382
	Ebro Foods SA	96,851	2,232
	Obrascon Huarte Lain SA	45,668	2,117
	Tecnicas Reunidas SA	34,098	2,054
	Grupo Catalana Occidente SA	50,470	1,975
	Prosegur Cia de Seguridad SA	229,595	1,537
*	NH Hoteles SA	199,782	1,276
*	Almirall SA	71,255	1,194
^,*	Sacyr SA	169,961	1,120
	Construcciones y Auxiliar de Ferrocarriles SA	2,167	1,038
^,*	Fomento de Construcciones y Contratas SA	41,713	920
^,*	Let's GOWEX SA	30,123	856
^	Melia Hotels International SA	65,970	835
*	Atresmedia Corp. de Medios de Comunicaion SA	56,353	811
*	Faes Farma SA	258,952	802
*	Zeltia SA	195,461	737
	Duro Felguera SA	71,726	489
^,*	Liberbank SA	379,578	474
	Cie Automotive SA	32,469	414
*	Ence Energia y Celulosa S.A	130,911	386
	Tubos Reunidos SA	96,966	301
^,*	Promotora de Informaciones SA	475,218	265
	Tubacex SA	51,058	250
*	Abengoa SA	43,869	244
	Papeles y Cartones de Europa SA	37,021	205
*	Deoleo SA	365,266	200
*	Realia Business SA	92,502	171
^,*	Caja de Ahorros del Mediterraneo	42,306	—
*	Pescanova SA	10,066	—
			37,593
Sweden (2.9%)
^	Trelleborg AB Class B	265,781	5,687
	Meda AB Class A	261,064	4,693
	Castellum AB	189,366	3,229
	NCC AB Class B	91,061	3,190
	ICA Gruppen AB	84,492	2,842
	Hexpol AB	26,963	2,555
	BillerudKorsnas AB	169,875	2,483
	Fabege AB	150,363	2,112
*	Swedish Orphan Biovitrum AB	178,320	1,961
	JM AB	57,132	1,941
	Hufvudstaden AB Class A	130,188	1,909

80

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Wallenstam AB	115,170	1,890
	AarhusKarlshamn AB	28,094	1,881
	Nibe Industrier AB Class B	65,980	1,853
	Loomis AB Class B	67,098	1,830
^,*	SSAB AB Class A	206,914	1,807
*	Betsson AB	43,492	1,590
	Axfood AB	29,348	1,564
	Indutrade AB	34,172	1,487
	Peab AB	185,752	1,438
	Wihlborgs Fastigheter AB	73,870	1,424
	Saab AB Class B	46,194	1,419
*	Fastighets AB Balder	107,646	1,381
	Intrum Justitia AB	47,364	1,373
	Kungsleden AB	164,855	1,347
^	Axis Communications AB	43,704	1,303
	Lundbergforetagen AB Class B	27,534	1,286
*	AF AB	31,776	1,154
	Avanza Bank Holding AB	30,412	1,142
*	Eniro AB	105,875	847
*	Lindab International AB	66,177	825
	Nobia AB	81,656	743
^,*	SSAB AB Class B	87,411	661
	Clas Ohlson AB	28,293	628
*	Concentric AB	43,540	616
	Haldex AB	46,388	595
*	Rezidor Hotel Group AB	75,403	468
^	Klovern AB	84,989	467
^,*	CDON Group AB	109,822	449
*	Investment AB Oresund	17,885	445
	SkiStar AB	30,187	399
	Nordnet AB	79,360	391
	Bure Equity AB	84,020	371
	Fastighets AB Balder Preference Shares	6,516	352
^,*	SAS AB	161,460	347
	Klovern AB Prior Pfd.	14,008	343
^	Mekonomen AB	11,452	307
^,*	Active Biotech AB	47,083	249
	NCC AB Class A	3,950	141
*	KappAhl AB	21,651	133
	Bilia AB	1,788	59
*	Rezidor Hotel Group AB Rights Exp. 05/21/2014	75,403	35
			69,642
Switzerland (3.0%)
*	Dufry AG	30,589	5,062
*	Georg Fischer AG	4,685	3,717
	OC Oerlikon Corp. AG	191,624	3,053
	Helvetia Holding AG	6,022	3,002
	Panalpina Welttransport Holding AG	15,646	2,457
	Bucher Industries AG	6,880	2,241
	Flughafen Zuerich AG	3,524	2,223
	BB Biotech AG	13,093	2,195
	Kaba Holding AG Class B	4,441	2,139
	Logitech International SA	155,070	2,103
	ams AG	13,684	2,063
	Straumann Holding AG	8,817	1,957
	Valiant Holding AG	17,436	1,930
	Nobel Biocare Holding AG	135,967	1,897
	Temenos Group AG	50,695	1,818
	Burckhardt Compression Holding AG	3,486	1,807
	Tecan Group AG	13,463	1,684
	Forbo Holding AG	1,509	1,562
	Mobimo Holding AG	6,990	1,502
	Allreal Holding AG	10,449	1,474
	Belimo Holding AG	513	1,445

81

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Vontobel Holding AG	34,822	1,365
	Kuoni Reisen Holding AG	3,049	1,346
^,*	Meyer Burger Technology AG	98,055	1,212
	Implenia AG	15,969	1,171
	Rieter Holding AG	5,134	1,161
*	St. Galler Kantonalbank AG	2,479	1,065
	Autoneum Holding AG	4,923	1,044
*	Schmolz & Bickenbach AG	660,954	948
	Gategroup Holding AG	30,155	940
	Schweiter Technologies AG	1,235	934
	Huber & Suhner AG	16,835	926
*	Valora Holding AG	3,133	886
	Emmi AG	2,390	877
	Daetwyler Holding AG	5,537	875
	Kudelski SA	46,727	806
	Ascom Holding AG	39,032	726
	AFG Arbonia-Forster Holding AG	18,900	630
	Schweizerische National-Versicherungs-Gesellschaft AG	8,598	596
	Vetropack Holding AG	280	539
	Basler Kantonalbank	5,734	496
	Liechtensteinische Landesbank AG	9,843	487
	VZ Holding AG	2,859	480
	EFG International AG	35,981	456
*	Basilea Pharmaceutica	4,113	431
	Siegfried Holding AG	1,995	374
	Zehnder Group AG	8,511	371
	BKW AG	9,538	350
	Swissquote Group Holding SA	8,231	324
	Verwaltungs- und Privat-Bank AG	3,040	303
	Alpiq Holding AG	2,339	287
*	Orascom Development Holding AG	7,199	112
*	Von Roll Holding AG	44,164	86
	Bachem Holding AG	1,133	64
	Cie Financiere Tradition SA	1,060	58
*	Petroplus Holdings AG	36,495	1
			70,058
Taiwan (6.4%)
	China Life Insurance Co. Ltd.	3,035,324	2,659
	Hermes Microvision Inc.	62,036	2,577
	Chailease Holding Co. Ltd.	1,022,600	2,436
	Eclat Textile Co. Ltd.	210,583	2,309
	Hiwin Technologies Corp.	234,860	2,237
	WPG Holdings Ltd.	1,634,889	2,011
	Radiant Opto-Electronics Corp.	496,147	2,000
	Ruentex Industries Ltd.	774,160	1,841
	Merida Industry Co. Ltd.	264,822	1,775
	Ruentex Development Co. Ltd.	948,292	1,681
	Simplo Technology Co. Ltd.	314,053	1,636
	Airtac International Group	148,980	1,602
	Kenda Rubber Industrial Co. Ltd.	614,399	1,429
*	Asia Pacific Telecom Co. Ltd.	2,937,000	1,407
*	Medigen Biotechnology Corp.	114,680	1,382
	Zhen Ding Technology Holding Ltd.	465,400	1,352
	Highwealth Construction Corp.	590,816	1,319
	Clevo Co.	684,944	1,263
	Powertech Technology Inc.	760,662	1,231
	CTCI Corp.	751,667	1,200
	Yungtay Engineering Co. Ltd.	402,993	1,189
	Far Eastern Department Stores Ltd.	1,226,435	1,142
	Kinsus Interconnect Technology Corp.	295,282	1,116
	St. Shine Optical Co. Ltd.	52,419	1,113
	Chipbond Technology Corp.	643,852	1,103
	TSRC Corp.	736,711	1,082
	Tripod Technology Corp.	538,327	1,061

82

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	Wowprime Corp.	68,700	1,036
	Chroma ATE Inc.	400,040	1,032
	Standard Foods Corp.	373,865	1,029
	King's Town Bank	1,102,193	1,023
	Everlight Electronics Co. Ltd.	435,725	1,021
	China Petrochemical Development Corp.	2,523,077	995
	China Steel Chemical Corp.	166,853	963
	MIN AIK Technology Co. Ltd.	174,987	948
	Coretronic Corp.	780,000	931
	Phison Electronics Corp.	135,962	926
	Merry Electronics Co. Ltd.	170,153	925
	Tong Hsing Electronic Industries Ltd.	164,056	882
	Makalot Industrial Co. Ltd.	166,000	873
*	Nan Kang Rubber Tire Co. Ltd.	764,107	869
	King Yuan Electronics Co. Ltd.	1,129,963	863
*	HannStar Display Corp.	2,460,000	853
	King Slide Works Co. Ltd.	64,675	843
*	Ginko International Co. Ltd.	50,000	841
*	Winbond Electronics Corp.	2,787,000	840
*	Sino-American Silicon Products Inc.	495,945	832
	Feng TAY Enterprise Co. Ltd.	300,000	831
	Gigabyte Technology Co. Ltd.	531,271	830
	Richtek Technology Corp.	144,155	828
	Firich Enterprises Co. Ltd.	166,430	828
	Micro-Star International Co. Ltd.	750,000	822
	LCY Chemical Corp.	779,255	802
	Tainan Spinning Co. Ltd.	1,191,359	802
	Tong Yang Industry Co. Ltd.	539,919	775
	Elan Microelectronics Corp.	416,350	771
	Yageo Corp.	1,615,000	769
	Compeq Manufacturing Co. Ltd.	1,142,471	749
*	Neo Solar Power Corp.	621,819	738
*	Tatung Co. Ltd.	2,309,320	732
	Tung Ho Steel Enterprise Corp.	849,150	725
	Chin-Poon Industrial Co. Ltd.	373,072	700
	ScinoPharm Taiwan Ltd.	248,924	678
	Win Semiconductors Corp.	755,000	675
	TTY Biopharm Co. Ltd.	212,483	665
	Formosa International Hotels Corp.	54,369	639
	Wei Chuan Foods Corp.	427,835	637
	Sanyang Industry Co. Ltd.	680,037	623
	Depo Auto Parts Ind Co. Ltd.	154,313	622
	Farglory Land Development Co. Ltd.	377,854	620
*	E Ink Holdings Inc.	921,708	614
	Lung Yen Life Service Corp.	223,000	607
	Grand Pacific Petrochemical	952,928	607
	Huaku Development Co. Ltd.	245,499	602
	Jih Sun Financial Holdings Co. Ltd.	2,203,570	596
	Wistron NeWeb Corp.	254,142	594
	Radium Life Tech Co. Ltd.	755,267	592
	AcBel Polytech Inc.	448,000	589
	Taichung Commercial Bank	1,743,738	581
*	Wintek Corp.	1,721,962	577
	Casetek Holdings Ltd.	108,000	567
	Prince Housing & Development Corp.	1,209,304	560
	USI Corp.	873,518	553
*	PharmaEngine Inc.	65,000	545
	Giga Solar Materials Corp.	23,000	533
	Parade Technologies Ltd.	62,000	530
	Kerry TJ Logistics Co. Ltd.	441,092	530
	Goldsun Development & Construction Co. Ltd.	1,486,591	525
	AmTRAN Technology Co. Ltd.	749,692	519
	Career Technology MFG. Co. Ltd.	363,126	513
*	Motech Industries Inc.	301,311	511

83

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Shinkong Synthetic Fibers Corp.	1,578,416	508
	Chong Hong Construction Co.	183,160	506
*	Ta Chong Bank Ltd.	1,512,587	504
	China Synthetic Rubber Corp.	521,562	499
*	Qisda Corp.	1,527,000	496
	A-DATA Technology Co. Ltd.	207,000	494
	Taiwan Hon Chuan Enterprise Co. Ltd.	239,258	494
	FLEXium Interconnect Inc.	180,801	492
	PChome Online Inc.	71,527	492
	Kinpo Electronics	1,294,196	483
	Poya Co. Ltd.	77,000	481
	Grape King Industrial Co.	107,000	480
	Shin Zu Shing Co. Ltd.	176,000	478
	Cleanaway Co. Ltd.	84,000	475
*	Mitac Holdings Corp.	578,000	468
	Great Wall Enterprise Co. Ltd.	447,839	464
	Faraday Technology Corp.	339,000	462
	WT Microelectronics Co. Ltd.	336,601	460
	San Shing Fastech Corp.	156,620	458
	Taiwan Surface Mounting Technology Co. Ltd.	304,468	455
	Formosan Rubber Group Inc.	481,888	451
	Gourmet Master Co. Ltd.	55,650	451
	Lien Hwa Industrial Corp.	711,356	450
	TA Chen Stainless Pipe	797,330	444
	Elite Semiconductor Memory Technology Inc.	243,000	443
	Namchow Chemical Industrial Co. Ltd.	229,000	442
	TXC Corp.	303,877	439
	China Bills Finance Corp.	1,132,800	439
	Ardentec Corp.	514,638	437
*	CMC Magnetics Corp.	2,814,000	434
	YungShin Global Holding Corp.	235,617	432
	Sercomm Corp.	212,000	428
	D-Link Corp.	651,000	427
	ITEQ Corp.	369,261	426
	Unity Opto Technology Co. Ltd.	338,000	418
	Flytech Technology Co. Ltd.	104,000	400
	Taiwan Sogo Shin Kong SEC	295,000	399
	Soft-World International Corp.	114,520	398
*	Taiwan Liposome Co. Ltd.	41,000	397
	Ho Tung Chemical Corp.	885,101	395
	Dynapack International Technology Corp.	151,299	395
	Cheng Loong Corp.	908,920	395
	Senao International Co. Ltd.	149,000	392
*	Microbio Co. Ltd.	383,562	392
	Aten International Co. Ltd.	124,260	391
*	Yieh Phui Enterprise Co. Ltd.	1,265,406	391
*	Gintech Energy Corp.	375,800	387
*	Gigastorage Corp.	311,800	379
*	China Man-Made Fiber Corp.	1,113,778	377
	Test-Rite International Co. Ltd.	522,725	375
*	Ritek Corp.	2,388,000	374
	Sigurd Microelectronics Corp.	375,000	373
	Universal Cement Corp.	387,000	371
	Kinik Co.	134,000	369
*	Taiwan Life Insurance Co. Ltd.	474,397	365
	Test Research Inc.	217,371	365
*	Shining Building Business Co. Ltd.	456,408	365
	China Metal Products	313,250	361
	Rechi Precision Co. Ltd.	335,600	361
	Taiwan Paiho Ltd.	274,183	360
*	Mercuries Life Insurance Co. Ltd.	640,240	359
	UPC Technology Corp.	802,510	357
	Great China Metal Industry	271,000	352
	Zeng Hsing Industrial Co. Ltd.	62,000	350

84

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Everlight Chemical Industrial Corp.	380,702	350
	Wah Lee Industrial Corp.	181,883	348
	Greatek Electronics Inc.	290,000	344
	BES Engineering Corp.	1,298,468	341
	Kingdom Construction Co.	329,000	340
	Taiwan PCB Techvest Co. Ltd.	236,102	336
	Evergreen International Storage & Transport Corp.	547,502	336
	Taiwan Semiconductor Co. Ltd.	304,000	336
	Masterlink Securities Corp.	1,021,000	334
	Sinyi Realty Co.	186,356	332
	Hung Sheng Construction Ltd.	504,100	327
	CyberTAN Technology Inc.	329,571	321
	Hey Song Corp.	306,000	321
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	121,000	321
	Shinkong Textile Co. Ltd.	247,338	312
	Pan-International Industrial Corp.	421,488	311
*	Taiwan Styrene Monomer	551,980	311
*	Li Peng Enterprise Co. Ltd.	663,218	310
	IEI Integration Corp.	215,456	310
*	Nan Liu Enterprise Co. Ltd.	55,000	310
	Solar Applied Materials Technology Co.	348,201	310
*	Taiwan TEA Corp.	496,293	308
	Taiflex Scientific Co. Ltd.	158,034	307
	KEE TAI Properties Co. Ltd.	450,740	307
	G Tech Optoelectronics Corp.	265,000	303
*	Chung Hung Steel Corp.	1,168,047	301
	Lealea Enterprise Co. Ltd.	843,586	296
	Accton Technology Corp.	497,467	296
*	E-Ton Solar Tech Co. Ltd.	468,603	290
	Ambassador Hotel	313,519	289
	ALI Corp.	277,358	288
	Alpha Networks Inc.	361,919	287
	Holy Stone Enterprise Co. Ltd.	211,670	286
	Federal Corp.	399,798	286
	YC INOX Co. Ltd.	306,159	284
	Huang Hsiang Construction Co.	186,051	283
*	Chunghwa Picture Tubes Ltd.	4,542,000	282
*	Via Technologies Inc.	389,481	280
	Asia Polymer Corp.	361,500	280
	Taiwan Acceptance Corp.	110,000	279
	Mercuries & Associates Ltd.	420,005	278
*	Chia Hsin Cement Corp.	524,352	275
	Gloria Material Technology Corp.	338,484	275
	Holtek Semiconductor Inc.	152,279	274
	Long Bon International Co. Ltd.	438,000	272
	OptoTech Corp.	551,000	266
*	Shihlin Paper Corp.	187,428	266
	Altek Corp.	262,786	265
	Syncmold Enterprise Corp.	152,000	264
	Gemtek Technology Corp.	291,115	263
	Lingsen Precision Industries Ltd.	398,000	263
	Long Chen Paper Co. Ltd.	600,052	263
	Systex Corp.	132,000	261
	Vivotek Inc.	54,000	260
	Lite-On Semiconductor Corp.	351,000	258
*	King's Town Construction Co. Ltd.	305,712	255
*	Toung Loong Textile Manufacturing	87,000	249
	Elitegroup Computer Systems Co. Ltd.	334,180	248
	CSBC Corp. Taiwan	405,808	246
	Tong-Tai Machine & Tool Co. Ltd.	242,518	246
	Kuoyang Construction Co. Ltd.	476,648	242
	Sincere Navigation Corp.	278,000	242
	GeoVision Inc.	44,345	242
	Jentech Precision Industrial Co. Ltd.	71,698	241

85

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Chung Hsin Electric & Machinery Manufacturing Corp.	358,000	241
	Genius Electronic Optical Co. Ltd.	69,732	240
	Quanta Storage Inc.	190,000	238
*	Unizyx Holding Corp.	427,000	237
	Continental Holdings Corp.	620,000	235
*	Solartech Energy Corp.	310,414	233
	United Integrated Services Co. Ltd.	212,000	232
*	Taiwan Land Development Corp.	629,542	232
*	Walsin Technology Corp.	765,408	229
	Nien Hsing Textile Co. Ltd.	231,083	228
*	Unitech Printed Circuit Board Corp.	583,738	228
	Topco Scientific Co. Ltd.	120,456	225
	Lotes Co. Ltd.	69,000	224
	CHC Healthcare Group	91,733	224
	Visual Photonics Epitaxy Co. Ltd.	208,941	222
	Elite Material Co. Ltd.	246,519	220
	Chun Yuan Steel	516,676	217
*	Sunplus Technology Co. Ltd.	570,000	217
	Great Taipei Gas Co. Ltd.	273,000	214
*	Formosa Epitaxy Inc.	367,000	211
	Sonix Technology Co. Ltd.	112,000	211
*	Green Energy Technology Inc.	252,746	210
	HUA ENG Wire & Cable	539,000	209
	Global Unichip Corp.	74,649	208
	Taiwan Cogeneration Corp.	312,903	208
	Hung Poo Real Estate Development Corp.	225,195	202
	Darfon Electronics Corp.	287,000	200
	Ability Enterprise Co. Ltd.	307,257	194
	Taiwan Sanyo Electric Co. Ltd.	168,300	192
*	Globe Union Industrial Corp.	289,000	191
	China General Plastics Corp.	374,180	189
	Sampo Corp.	491,311	189
	Cyberlink Corp.	61,076	188
*	Asia Optical Co. Inc.	188,000	188
	Pixart Imaging Inc.	92,920	182
	Getac Technology Corp.	340,000	181
	Microlife Corp.	66,500	181
	Global Mixed Mode Technology Inc.	57,199	180
	Johnson Health Tech Co. Ltd.	73,661	179
*	Eastern Media International Corp.	406,072	177
*	TYC Brother Industrial Co. Ltd.	272,710	173
	Weltrend Semiconductor	187,200	173
	Forhouse Corp.	419,000	170
	WUS Printed Circuit Co. Ltd.	320,000	170
*	HannsTouch Solution Inc.	616,392	169
*	Etron Technology Inc.	302,947	164
*	Gold Circuit Electronics Ltd.	586,280	161
*	Concord Securities Corp.	620,324	160
	Ta Ya Electric Wire & Cable	650,440	159
*	Giantplus Technology Co. Ltd.	371,000	159
	Sitronix Technology Corp.	79,282	157
	China Chemical & Pharmaceutical Co. Ltd.	213,000	157
	Taiwan Fire & Marine Insurance Co.	198,840	155
	AV Tech Corp.	57,053	154
	Infortrend Technology Inc.	243,885	153
	Zinwell Corp.	146,099	150
	China Electric Manufacturing Corp.	343,000	144
	L&K Engineering Co. Ltd.	159,000	142
	Basso Industry Corp.	113,000	140
	ACES Electronic Co. Ltd.	120,000	139
*	Dynamic Electronics Co. Ltd.	366,468	138
*	Newmax Technology Co. Ltd.	61,478	136
*	Pan Jit International Inc.	293,000	133
	Asia Vital Components Co. Ltd.	207,337	133

86

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Phihong Technology Co. Ltd.	197,618	132
	Shih Wei Navigation Co. Ltd.	195,986	132
	Tsann Kuen Enterprise Co. Ltd.	91,295	129
	Taiwan Mask Corp.	377,650	129
	First Steamship Co. Ltd.	216,588	126
	Jess-Link Products Co. Ltd.	131,800	124
	FSP Technology Inc.	114,254	123
	Bank of Kaohsiung	381,210	120
*	Silicon Integrated Systems Corp.	420,592	120
*	Pihsiang Machinery Manufacturing Co. Ltd.	118,000	120
*	Genesis Photonics Inc.	172,214	117
	Young Fast Optoelectronics Co. Ltd.	119,000	116
*	Wafer Works Corp.	225,570	115
	Young Optics Inc.	58,000	115
	Hsin Kuang Steel Co. Ltd.	177,569	113
*	Chung Hwa Pulp Corp.	373,890	112
*	Champion Building Materials Co. Ltd.	292,000	104
	KYE Systems Corp.	234,000	101
*	Microelectronics Technology Inc.	188,212	100
*	Global Brands Manufacture Ltd.	295,045	99
*	J Touch Corp.	128,999	98
	Silitech Technology Corp.	72,419	98
*	Tyntek Corp.	290,003	98
	LES Enphants Co. Ltd.	145,059	98
*	Entire Technology Co. Ltd.	85,000	97
	Advanced International Multitech Co. Ltd.	90,000	92
	International Games System Co. Ltd.	32,213	92
	Taiyen Biotech Co. Ltd.	107,876	92
	ITE Technology Inc.	76,418	84
	Sheng Yu Steel Co. Ltd.	111,000	83
	Sunrex Technology Corp.	184,000	82
	Chinese Maritime Transport Ltd.	69,000	81
	Avermedia Technologies	192,290	79
	Shihlin Electric & Engineering Corp.	65,375	79
*	AGV Products Corp.	250,000	79
	O-TA Precision Industry Co. Ltd.	106,000	74
	ENG Electric Co. Ltd.	88,799	72
*	Mosel Vitelic Inc.	358,861	71
	Chinese Gamer International Corp.	32,000	65
	Taiwan Navigation Co. Ltd.	80,178	59
	National Petroleum Co. Ltd.	45,460	41
	First Hotel	44,257	28
*	Bright Led Electronics Corp.	51,000	27
*	Mercuries Life Insurance Co. Ltd. Rights Exp. 05/14/2014	20,295	—
			152,357
Thailand (1.0%)
*	Jasmine International PCL	4,026,288	1,036
*	BTS Rail Mass Transit Growth Infrastructure Fund	3,165,076	945
*	Minor International PCL	1,214,800	926
^	CPN Retail Growth Leasehold Property Fund	1,752,427	835
	Bumrungrad Hospital PCL (Foreign)	273,613	834
*	Robinson Department Store PCL	517,800	810
*	Siam Global House PCL	1,648,616	689
*	Thaicom PCL	535,200	671
*	Thanachart Capital PCL	605,920	652
*	LPN Development PCL	1,083,888	585
	Home Product Center PCL	2,035,667	564
*	Hana Microelectronics PCL	561,500	560
	Minor International PCL (Foreign)	723,643	551
*	Bangkok Land PCL	10,843,700	548
^	Central Plaza Hotel PCL	492,400	473
	Kiatnakin Bank PCL	346,100	461
*	Thoresen Thai Agencies PCL	700,356	451
*	Tisco Financial Group PCL	362,950	447

87

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	Pruksa Real Estate PCL	639,890	445
	Sino-Thai Engineering & Construction PCL	695,357	401
*	Dynasty Ceramic PCL	238,000	386
^	Bangkok Life Assurance PCL	175,800	385
*	Hemaraj Land and Development PCL	3,462,400	382
^,*	TTW PCL	1,201,300	349
*	Home Product Center PCL	1,252,797	347
^,*	Sri Trang Agro-Industry PCL	740,900	339
*	MBK PCL	718,000	338
*	Bangkok Life Assurance PCL	154,134	337
*	Cal-Comp Electronics Thailand PCL	4,143,798	331
*	Bumrungrad Hospital PCL	105,160	320
	Hana Microelectronics PCL (Foreign)	284,010	305
	Bangkok Expressway PCL (Foreign)	278,700	295
	VGI Global Media PCL	822,500	293
*	Bangchak Petroleum PCL	295,100	292
*	Thai Vegetable Oil PCL	342,400	253
*	VGI Global Media PCL	685,600	244
*	WHA Corp. PCL	235,200	244
	Bangkok Chain Hospital PCL	1,051,125	239
*	Univentures PCL	975,700	237
*	Major Cineplex Group PCL	389,300	231
^	Precious Shipping PCL	269,200	229
*	Esso Thailand PCL	1,046,600	203
*	Amata Corp. PCL	405,300	197
	Quality Houses PCL	1,828,934	182
	Precious Shipping PCL	206,600	176
	Hemaraj Land and Development PCL	1,562,300	173
*	Supalai PCL	285,300	173
	Univentures PCL	707,100	172
^,*	Sansiri PCL (Local)	2,806,100	166
	Thanachart Capital PCL	149,600	161
*	TPI Polene PCL	418,700	154
^,*	Italian-Thai Development PCL	1,360,202	154
*	Thai Reinsurance PCL	1,480,500	148
	Tisco Financial Group PCL (Foreign)	118,850	146
	Supalai PCL	231,500	140
*	Quality Houses PCL	1,331,100	135
*	Asian Property Development PCL (Foreign)	782,960	131
	Khon Kaen Sugar Industry PCL (Foreign)	291,200	130
	Maybank Kim Eng Securities Thailand PCL	197,500	130
	Samart Corp. PCL	341,500	129
	Bumrungrad Hospital PCL	34,400	105
*	Sahaviriya Steel Industries PCL	9,411,500	105
	Khon Kaen Sugar Industry PCL	236,700	103
	Home Product Center PCL	276,800	77
	Bangkok Expressway PCL	63,300	67
*	Khon Kaen Sugar Industry PCL	140,000	61
*	Samart Corp. PCL	92,200	59
*	G J Steel PCL	27,117,250	50
*	Saha-Union PCL	40,000	47
*	Tata Steel Thailand PCL	1,725,500	42
	Pruksa Real Estate PCL	55,900	40
*	Thoresen Thai Agencies PCL	52,700	34
*	Thoresen Thai Agencies PCL Warrants Exp. 09/12/2015	89,328	18
*	Bangkokland PCL Warrants Exp. 05/16/2018	1,210,774	12
*	BTS Group Holdings PCL	12,368	3
*	Bangkokland PCL Warrants Exp. 12/30/2015	97,606	1
			23,084
Turkey (0.4%)
*	Petkim Petrokimya Holding AS	501,210	715
	Turkiye Sinai Kalkinma Bankasi AS	764,698	695
*	Asya Katilim Bankasi AS	869,837	671
*	Pegasus Hava Tasimaciligi AS	44,936	603

88

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	659,225	474
	Yazicilar Holding AS Class A	44,668	408
	Aygaz AS	92,028	381
*	Migros Ticaret AS	40,780	369
	Turk Traktor ve Ziraat Makineleri AS	12,552	362
*	Sekerbank TAS	355,343	332
*	Dogan Sirketler Grubu Holding AS	950,935	325
	Tekfen Holding AS	126,370	320
	Konya Cimento Sanayii AS	2,412	306
	Dogus Otomotiv Servis ve Ticaret AS	80,260	305
	Trakya Cam Sanayii AS	250,773	286
*	Dogan Yayin Holding AS	1,011,735	245
	Aksigorta AS	175,747	242
	Bizim Toptan Satis Magazalari AS	24,664	234
*	Zorlu Enerji Elektrik Uretim AS	431,881	234
*	Koza Anadolu Metal Madencilik Isletmeleri AS	193,359	233
	Is Gayrimenkul Yatirim Ortakligi AS	351,053	230
	Cimsa Cimento Sanayi VE Tica	35,581	208
	Aksa Akrilik Kimya Sanayii	56,442	197
	Albaraka Turk Katilim Bankasi AS	229,944	183
	Anadolu Cam Sanayii AS	196,893	177
*	Vakif Gayrimenkul Yatirim Ortakligi AS	51,344	175
*	Gubre Fabrikalari TAS	87,760	175
	Torunlar Gayrimenkul Yatirim Ortakligi AS	97,105	165
	Akfen Holding AS	74,550	156
*	Akenerji Elektrik Uretim AS	223,987	137
*	Ipek Dogal Enerji Kaynaklari Ve Uretim AS	95,511	121
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	107,261	118
*	Ihlas Holding AS	631,611	102
	Alarko Holding AS	44,146	102
	Turcas Petrol AS	74,081	91
*	Vestel Elektronik Sanayi ve Ticaret AS	72,776	65
*	Hurriyet Gazetecilik AS	189,447	54
			10,196
United Arab Emirates (0.1%)
*	Drake & Scull International	1,185,819	544
*	Eshraq Properties Co. PJSC	772,487	518
	RAK Properties PJSC	800,000	272
	National Central Cooling Co. PJSC	339,412	220
*	Islamic Arab Insurance Co.	243,276	73
			1,627
United Kingdom (16.9%)
	Inchcape plc	501,305	5,446
	DS Smith plc	1,013,729	5,402
	Pennon Group plc	403,820	5,170
	Provident Financial plc	151,864	5,106
	Spectris plc	129,746	4,882
	Henderson Group plc	1,145,807	4,868
*	Thomas Cook Group plc	1,623,603	4,800
	DCC plc	92,444	4,740
	Derwent London plc	99,626	4,583
	IG Group Holdings plc	400,611	4,308
	Rightmove plc	105,736	4,308
	Rotork plc	94,555	4,147
	Amlin plc	547,047	4,136
*	Hiscox Ltd.	344,065	4,105
	Hays plc	1,585,127	4,044
	Capital & Counties Properties plc	714,623	4,031
	Spirax-Sarco Engineering plc	81,741	4,007
	Great Portland Estates plc	374,158	3,967
	Booker Group plc	1,590,655	3,957
	Halma plc	412,442	3,919
	Howden Joinery Group plc	705,000	3,881
	Close Brothers Group plc	161,846	3,823

89

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Hikma Pharmaceuticals plc	144,501	3,792
	Greene King plc	240,034	3,614
	Balfour Beatty plc	758,969	3,604
*	BTG plc	396,904	3,569
	Essentra plc	254,776	3,456
	Premier Oil plc	585,716	3,354
	Intermediate Capital Group plc	446,683	3,353
	Berendsen plc	190,966	3,337
	Catlin Group Ltd.	368,836	3,294
	Bellway plc	133,061	3,240
	Britvic plc	261,540	3,203
	Home Retail Group plc	921,178	3,183
*	Afren plc	1,191,787	3,166
	Shaftesbury plc	283,078	3,165
*	Dixons Retail plc	4,001,331	3,043
	UBM plc	269,782	3,001
	Jupiter Fund Management plc	455,831	2,995
	Carillion plc	478,692	2,994
	Man Group plc	1,793,730	2,994
	Stagecoach Group plc	465,573	2,920
*	Firstgroup plc	1,330,928	2,908
	TalkTalk Telecom Group plc	580,204	2,812
	Telecity Group plc	229,402	2,782
	Victrex plc	88,121	2,775
	BBA Aviation plc	527,025	2,765
	Phoenix Group Holdings	234,433	2,703
	Michael Page International plc	339,562	2,697
*	Ocado Group plc	472,677	2,691
	QinetiQ Group plc	742,102	2,644
	AZ Electronic Materials SA	384,521	2,617
	Ladbrokes plc	1,007,919	2,614
	International Personal Finance plc	276,199	2,612
	Bodycote plc	211,683	2,612
	Aveva Group plc	72,407	2,582
*	Ophir Energy plc	578,645	2,578
*	Genel Energy plc	157,202	2,574
	Cable & Wireless Communications plc	2,791,274	2,493
	Jardine Lloyd Thompson Group plc	137,633	2,456
	Lancashire Holdings Ltd.	207,417	2,453
	Regus plc	693,497	2,452
	WS Atkins plc	112,865	2,448
	Electrocomponents plc	493,291	2,432
	Beazley plc	574,391	2,383
	Elementis plc	506,731	2,379
	WH Smith plc	128,141	2,376
	Playtech plc	207,368	2,341
	Restaurant Group plc	218,714	2,309
	Ultra Electronics Holdings plc	80,031	2,295
	Grafton Group plc	232,553	2,287
	Hunting plc	158,990	2,276
	Senior plc	462,042	2,233
	Mitie Group plc	413,062	2,225
	National Express Group plc	466,906	2,203
	Vesuvius plc	305,995	2,158
	Carphone Warehouse Group plc	413,832	2,156
	Pace plc	348,568	2,148
	Bovis Homes Group plc	154,831	2,071
	Greencore Group plc	466,970	2,063
	Paragon Group of Cos. plc	339,033	2,051
	SIG plc	627,248	2,033
*	Cairn Energy plc	644,812	2,008
	Micro Focus International plc	153,109	2,008
*	Mitchells & Butlers plc	259,762	1,935
	Debenhams plc	1,416,276	1,924

90

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	RPC Group plc	189,484	1,920
*	EnQuest plc	823,235	1,911
	Morgan Advanced Materials plc	322,471	1,825
	Homeserve plc	317,994	1,814
	Galliford Try plc	89,889	1,809
	CSR plc	184,295	1,791
	Soco International plc	241,328	1,764
	Rathbone Brothers plc	53,288	1,743
	Marston's plc	698,250	1,736
	Betfair Group plc	106,293	1,736
	Countrywide plc	170,726	1,705
*	SVG Capital plc	236,969	1,702
	UDG Healthcare plc	277,020	1,678
	Halfords Group plc	223,305	1,676
	Bwin.Party Digital Entertainment plc	775,683	1,670
	Kier Group plc	59,161	1,663
	Grainger plc	457,359	1,650
	Interserve plc	147,260	1,650
	Domino Printing Sciences plc	125,605	1,645
	Go-Ahead Group plc	49,163	1,640
	Fidessa Group plc	42,799	1,622
	Brewin Dolphin Holdings plc	296,519	1,617
	Dunelm Group plc	101,974	1,615
	Telecom Plus plc	60,776	1,591
	Premier Farnell plc	420,779	1,583
	Millennium & Copthorne Hotels plc	168,456	1,581
	Fenner plc	224,622	1,572
	Unite Group plc	216,175	1,544
	De La Rue plc	110,928	1,537
	Londonmetric Property plc	650,245	1,519
	N Brown Group plc	170,509	1,478
	Moneysupermarket.com Group plc	475,191	1,466
	Diploma plc	129,154	1,441
*	Dignity plc	59,146	1,430
	Laird plc	300,496	1,412
	APR Energy plc	105,085	1,411
	Crest Nicholson Holdings plc	239,073	1,407
	Domino's Pizza Group plc	161,910	1,407
*	Enterprise Inns plc	605,116	1,397
	J D Wetherspoon plc	96,995	1,382
	Savills plc	134,444	1,362
	Synthomer plc	305,012	1,360
	Tullett Prebon plc	246,087	1,323
	F&C Asset Management plc	649,569	1,311
	Hansteen Holdings plc	749,604	1,305
	Synergy Health plc	61,965	1,299
	Kentz Corp. Ltd.	105,911	1,291
	Alent plc	238,501	1,283
	Big Yellow Group plc	146,707	1,275
*	Petra Diamonds Ltd.	457,879	1,263
	Keller Group plc	74,622	1,259
	Northgate plc	143,688	1,258
	Bank of Georgia Holdings plc	28,047	1,234
	Oxford Instruments plc	56,543	1,232
*	Centamin plc	1,125,446	1,230
*	Heritage Oil plc	230,262	1,229
	Renishaw plc	39,426	1,213
	Workspace Group plc	123,374	1,196
	F&C Commercial Property Trust Ltd.	587,789	1,187
	RPS Group plc	235,927	1,180
	Redrow plc	243,687	1,179
	Cineworld Group plc	215,146	1,173
	Genus plc	67,959	1,162
	Spirent Communications plc	719,243	1,158

91

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Dairy Crest Group plc	147,883	1,154
*	Kazakhmys plc	285,464	1,150
	ST Modwen Properties plc	181,706	1,141
	Dechra Pharmaceuticals plc	96,871	1,128
	esure Group plc	262,277	1,116
	Foxtons Group plc	207,251	1,115
*	Xaar plc	83,247	1,109
	Cranswick plc	54,437	1,099
	ITE Group plc	279,044	1,085
*	Entertainment One Ltd.	208,434	1,042
	Greggs plc	114,536	1,036
	Darty plc	554,706	961
	Kcom Group plc	598,487	952
	Spirit Pub Co. plc	703,811	933
*	Evraz plc	564,816	921
	Computacenter plc	82,031	903
^	Ted Baker plc	28,775	899
	Chemring Group plc	215,960	817
	Stobart Group Ltd.	342,706	794
*	SuperGroup plc	35,216	792
*	Colt Group SA	353,218	782
^,*	Imagination Technologies Group plc	225,992	752
	Shanks Group plc	434,153	750
*	Premier Foods plc	743,730	723
	African Barrick Gold plc	167,471	703
	Xchanging plc	248,357	668
	Al Noor Hospitals Group plc	39,533	666
^,*	Kenmare Resources plc	3,095,322	654
	Cape plc	124,813	633
	Redefine International plc	662,576	621
	Helical Bar plc	100,674	618
	Devro plc	170,511	609
	Chesnara plc	104,111	578
	UK Commercial Property Trust Ltd.	413,753	566
	Speedy Hire plc	590,729	562
	Hochschild Mining plc	191,386	534
	Smiths News plc	174,066	529
	Development Securities plc	125,803	517
	Morgan Sindall Group plc	38,158	510
*	Salamander Energy plc	219,336	497
*	Lamprell plc	189,604	492
	Mucklow A & J Group plc	57,393	437
	Schroder REIT Ltd.	470,283	425
	Daejan Holdings plc	4,919	388
	SDL plc	73,436	374
	Ferrexpo plc	148,475	366
	Picton Property Income Ltd.	342,986	358
*	Gem Diamonds Ltd.	118,777	333
*	NMC Health plc	44,463	331
	888 Holdings plc	124,984	310
*	Partnership Assurance Group plc	139,176	310
^,*	Aquarius Platinum Ltd.	826,661	301
*	Asia Resource Minerals plc	83,870	268
	Anglo Pacific Group plc	74,188	239
^,*	Mothercare plc	73,260	231
*	Essar Energy plc	191,153	217
*	Aquarius Platinum Rights Exp. 05/14/2014	1,653,322	207
^,*	New World Resources plc	78,873	52
*	Connaught plc	50,771	—
			401,429
Total Common Stocks (Cost $2,050,423)			2,368,551

92

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2014

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (8.2%)
Money Market Fund (8.2%)
2,3	Vanguard Market Liquidity Fund	0.124%		192,744,071	192,744

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	Federal Home Loan Bank Discount Notes	0.075%	6/24/14	500	500
5	Freddie Mac Discount Notes	0.105%	6/18/14	100	100
					600
Total Temporary Cash Investments (Cost $193,344)					193,344
Total Investments (108.1%) (Cost $2,243,767)					2,561,895
Other Assets and Liabilities—Net (-8.1%)[3]					(191,076)
Net Assets (100%)					2,370,819

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $172,665,000.
* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the aggregate value of these securities was $1,233,000, representing
0.1% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $184,384,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

93

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA7702 062014

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 19, 2014

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 19, 2014

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.